UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803
Name of Registrant: Vanguard Scottsdale Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2016
Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (89.5%)
United States Treasury Note/Bond	8.750%	5/15/17	2,330	2,505
United States Treasury Note/Bond	2.750%	5/31/17	12,296	12,538
United States Treasury Note/Bond	0.875%	6/15/17	16,020	16,043
United States Treasury Note/Bond	0.625%	6/30/17	15,375	15,353
United States Treasury Note/Bond	0.750%	6/30/17	11,550	11,548
United States Treasury Note/Bond	2.500%	6/30/17	12,220	12,445
United States Treasury Note/Bond	0.875%	7/15/17	18,105	18,125
United States Treasury Note/Bond	0.500%	7/31/17	5,000	4,984
United States Treasury Note/Bond	0.625%	7/31/17	12,985	12,963
United States Treasury Note/Bond	2.375%	7/31/17	10,556	10,749
United States Treasury Note/Bond	0.875%	8/15/17	19,985	20,007
United States Treasury Note/Bond	4.750%	8/15/17	27,300	28,601
United States Treasury Note/Bond	0.625%	8/31/17	22,550	22,504
United States Treasury Note/Bond	1.875%	8/31/17	7,345	7,443
United States Treasury Note/Bond	1.000%	9/15/17	21,330	21,387
United States Treasury Note/Bond	0.625%	9/30/17	36,560	36,474
United States Treasury Note/Bond	1.875%	9/30/17	6,230	6,318
United States Treasury Note/Bond	0.875%	10/15/17	9,840	9,849
United States Treasury Note/Bond	0.750%	10/31/17	21,380	21,360
United States Treasury Note/Bond	1.875%	10/31/17	14,184	14,392
United States Treasury Note/Bond	0.875%	11/15/17	12,210	12,220
United States Treasury Note/Bond	4.250%	11/15/17	11,440	12,005
United States Treasury Note/Bond	0.625%	11/30/17	6,955	6,934
United States Treasury Note/Bond	0.875%	11/30/17	13,297	13,307
United States Treasury Note/Bond	2.250%	11/30/17	8,150	8,321
United States Treasury Note/Bond	1.000%	12/15/17	16,497	16,538
United States Treasury Note/Bond	0.750%	12/31/17	19,615	19,590
United States Treasury Note/Bond	1.000%	12/31/17	11,798	11,827
United States Treasury Note/Bond	0.875%	1/15/18	15,745	15,752
United States Treasury Note/Bond	0.750%	1/31/18	16,806	16,780
United States Treasury Note/Bond	0.875%	1/31/18	6,690	6,693
United States Treasury Note/Bond	2.625%	1/31/18	18,915	19,465
United States Treasury Note/Bond	1.000%	2/15/18	15,775	15,812
United States Treasury Note/Bond	3.500%	2/15/18	9,850	10,289
United States Treasury Note/Bond	0.750%	2/28/18	20,989	20,946
United States Treasury Note/Bond	2.750%	2/28/18	13,745	14,194
United States Treasury Note/Bond	1.000%	3/15/18	10,275	10,296
United States Treasury Note/Bond	0.750%	3/31/18	14,890	14,857
United States Treasury Note/Bond	0.875%	3/31/18	14,278	14,278
United States Treasury Note/Bond	2.875%	3/31/18	4,118	4,267
United States Treasury Note/Bond	0.750%	4/15/18	21,255	21,202
United States Treasury Note/Bond	0.625%	4/30/18	17,530	17,445
United States Treasury Note/Bond	0.750%	4/30/18	20,004	19,957
United States Treasury Note/Bond	1.000%	5/15/18	2,750	2,756
United States Treasury Note/Bond	0.875%	5/31/18	16,321	16,318
United States Treasury Note/Bond	1.000%	5/31/18	22,467	22,516
United States Treasury Note/Bond	1.125%	6/15/18	11,566	11,617
United States Treasury Note/Bond	1.375%	6/30/18	12,430	12,547
United States Treasury Note/Bond	2.375%	6/30/18	5,596	5,766

United States Treasury Note/Bond	0.875%	7/15/18	1,000	999
United States Treasury Note/Bond	1.375%	7/31/18	25,190	25,438
United States Treasury Note/Bond	2.250%	7/31/18	6,000	6,172
United States Treasury Note/Bond	1.000%	8/15/18	12,600	12,620
United States Treasury Note/Bond	1.500%	8/31/18	22,955	23,246
United States Treasury Note/Bond	1.000%	9/15/18	24,985	25,020
United States Treasury Note/Bond	1.375%	9/30/18	22,915	23,144
United States Treasury Note/Bond	0.875%	10/15/18	21,210	21,170
United States Treasury Note/Bond	1.250%	10/31/18	18,907	19,037
United States Treasury Note/Bond	1.750%	10/31/18	4,438	4,523
United States Treasury Note/Bond	1.250%	11/15/18	16,993	17,110
United States Treasury Note/Bond	3.750%	11/15/18	8,331	8,898
United States Treasury Note/Bond	1.250%	11/30/18	12,700	12,787
United States Treasury Note/Bond	1.375%	11/30/18	5,000	5,051
United States Treasury Note/Bond	1.250%	12/15/18	14,264	14,362
United States Treasury Note/Bond	1.375%	12/31/18	7,000	7,070
United States Treasury Note/Bond	1.500%	12/31/18	16,090	16,306
United States Treasury Note/Bond	1.125%	1/15/19	23,172	23,252
United States Treasury Note/Bond	1.250%	1/31/19	10,000	10,069
United States Treasury Note/Bond	1.500%	1/31/19	10,550	10,690
United States Treasury Note/Bond	0.750%	2/15/19	20,008	19,877
United States Treasury Note/Bond	2.750%	2/15/19	11,000	11,519
United States Treasury Note/Bond	1.375%	2/28/19	10,000	10,102
United States Treasury Note/Bond	1.500%	2/28/19	13,000	13,179
United States Treasury Note/Bond	1.000%	3/15/19	10,406	10,403
United States Treasury Note/Bond	1.500%	3/31/19	5,500	5,578
United States Treasury Note/Bond	1.625%	3/31/19	16,970	17,262
United States Treasury Note/Bond	0.875%	4/15/19	12,980	12,925
United States Treasury Note/Bond	1.250%	4/30/19	5,000	5,033
United States Treasury Note/Bond	1.625%	4/30/19	15,000	15,258
United States Treasury Note/Bond	0.875%	5/15/19	23,500	23,390
United States Treasury Note/Bond	3.125%	5/15/19	15,000	15,914
United States Treasury Note/Bond	1.125%	5/31/19	5,000	5,014
United States Treasury Note/Bond	1.500%	5/31/19	15,000	15,206
				1,167,707
Agency Bonds and Notes (9.4%)
1 AID-Ukraine	1.844%	5/16/19	200	204
2 Federal Farm Credit Banks	1.125%	9/22/17	750	753
2 Federal Farm Credit Banks	1.000%	9/25/17	200	200
2 Federal Farm Credit Banks	1.125%	12/18/17	225	226
2 Federal Farm Credit Banks	1.110%	2/20/18	200	201
2 Federal Farm Credit Banks	0.750%	4/18/18	2,000	1,993
2 Federal Farm Credit Banks	1.100%	6/1/18	100	100
2 Federal Home Loan Banks	1.000%	6/21/17	4,145	4,156
2 Federal Home Loan Banks	0.750%	8/28/17	2,000	1,999
2 Federal Home Loan Banks	0.625%	10/26/17	1,500	1,495
2 Federal Home Loan Banks	5.000%	11/17/17	2,260	2,394
2 Federal Home Loan Banks	1.000%	12/19/17	2,000	2,003
2 Federal Home Loan Banks	1.375%	3/9/18	4,200	4,232
2 Federal Home Loan Banks	0.875%	3/19/18	3,920	3,915
2 Federal Home Loan Banks	1.125%	4/25/18	2,500	2,509
2 Federal Home Loan Banks	0.875%	6/29/18	5,000	4,990
2 Federal Home Loan Banks	1.500%	3/8/19	1,000	1,010
2 Federal Home Loan Banks	1.875%	3/8/19	1,070	1,092
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	4,265	4,276
3 Federal Home Loan Mortgage Corp.	0.750%	7/14/17	1,200	1,200
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	657	659

3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	2,000	2,115
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	401
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,625	2,786
3 Federal Home Loan Mortgage Corp.	1.000%	12/15/17	6,700	6,711
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	4,725	4,713
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	7,005	6,997
3 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	1,200	1,196
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	539
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	2,440	2,618
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	4,300	4,300
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	407
3 Federal National Mortgage Assn.	0.000%	6/1/17	600	595
3 Federal National Mortgage Assn.	5.375%	6/12/17	4,515	4,729
3 Federal National Mortgage Assn.	0.875%	8/28/17	1,050	1,051
3 Federal National Mortgage Assn.	1.000%	9/27/17	5,735	5,746
3 Federal National Mortgage Assn.	0.875%	10/26/17	950	950
3 Federal National Mortgage Assn.	0.875%	12/20/17	900	900
3 Federal National Mortgage Assn.	0.875%	2/8/18	7,355	7,352
3 Federal National Mortgage Assn.	0.875%	3/28/18	1,400	1,398
3 Federal National Mortgage Assn.	0.875%	5/21/18	6,280	6,269
3 Federal National Mortgage Assn.	1.125%	7/20/18	2,500	2,508
3 Federal National Mortgage Assn.	1.875%	9/18/18	3,292	3,357
3 Federal National Mortgage Assn.	1.125%	10/19/18	1,200	1,203
3 Federal National Mortgage Assn.	1.625%	11/27/18	2,100	2,130
3 Federal National Mortgage Assn.	1.125%	12/14/18	4,497	4,506
3 Federal National Mortgage Assn.	1.375%	1/28/19	1,000	1,008
3 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,787
3 Federal National Mortgage Assn.	1.000%	2/26/19	1,500	1,496
2 Financing Corp.	10.700%	10/6/17	142	160
2 Financing Corp.	9.800%	11/30/17	385	435
2 Financing Corp.	9.800%	4/6/18	200	232
2 Financing Corp.	10.350%	8/3/18	250	300
Private Export Funding Corp.	2.250%	12/15/17	25	25
Private Export Funding Corp.	1.875%	7/15/18	50	51
Private Export Funding Corp.	4.375%	3/15/19	700	759
2 Tennessee Valley Authority	5.500%	7/18/17	125	132
2 Tennessee Valley Authority	1.750%	10/15/18	625	635
				122,104
Total U.S. Government and Agency Obligations (Cost $1,288,918)				1,289,811

			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
4 Vanguard Market Liquidity Fund (Cost
$13,832)	0.523%		13,832,185	13,832
Total Investments (99.9%) (Cost $1,302,750)				1,303,643
Other Assets and Liabilities-Net (0.1%)				953
Net Assets (100%)				1,304,596

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Short-Term Government Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,289,811	—
Temporary Cash Investments	13,832	—	—
Total	13,832	1,289,811	—

C. At May 31, 2016, the cost of investment securities for tax purposes was $1,302,750,000. Net unrealized appreciation of investment securities for tax purposes was $893,000, consisting of unrealized gains of $1,452,000 on securities that had risen in value since their purchase and $559,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (95.6%)
United States Treasury Note/Bond	1.625%	6/30/19	28,455	28,953
United States Treasury Note/Bond	0.875%	7/31/19	5,109	5,079
United States Treasury Note/Bond	1.625%	7/31/19	35,720	36,339
United States Treasury Note/Bond	3.625%	8/15/19	4,342	4,692
United States Treasury Note/Bond	8.125%	8/15/19	2,692	3,288
United States Treasury Note/Bond	1.000%	8/31/19	4,990	4,976
United States Treasury Note/Bond	1.625%	8/31/19	9,533	9,697
United States Treasury Note/Bond	1.000%	9/30/19	31,190	31,093
United States Treasury Note/Bond	1.750%	9/30/19	18,350	18,734
United States Treasury Note/Bond	1.250%	10/31/19	2,576	2,588
United States Treasury Note/Bond	1.500%	10/31/19	12,370	12,525
United States Treasury Note/Bond	3.375%	11/15/19	9,950	10,706
United States Treasury Note/Bond	1.000%	11/30/19	7,855	7,818
United States Treasury Note/Bond	1.500%	11/30/19	8,950	9,058
United States Treasury Note/Bond	1.125%	12/31/19	5,775	5,767
United States Treasury Note/Bond	1.625%	12/31/19	16,858	17,127
United States Treasury Note/Bond	1.250%	1/31/20	7,800	7,817
United States Treasury Note/Bond	1.375%	1/31/20	2,552	2,570
United States Treasury Note/Bond	3.625%	2/15/20	5,780	6,290
United States Treasury Note/Bond	8.500%	2/15/20	360	456
United States Treasury Note/Bond	1.250%	2/29/20	5,560	5,570
United States Treasury Note/Bond	1.375%	2/29/20	9,500	9,558
United States Treasury Note/Bond	1.125%	3/31/20	1,050	1,047
United States Treasury Note/Bond	1.375%	3/31/20	3,789	3,811
United States Treasury Note/Bond	1.125%	4/30/20	2,775	2,764
United States Treasury Note/Bond	1.375%	4/30/20	19,725	19,827
United States Treasury Note/Bond	3.500%	5/15/20	36,689	39,865
United States Treasury Note/Bond	8.750%	5/15/20	1,500	1,934
United States Treasury Note/Bond	1.375%	5/31/20	9,400	9,447
United States Treasury Note/Bond	1.500%	5/31/20	7,243	7,310
United States Treasury Note/Bond	1.625%	6/30/20	8,000	8,110
United States Treasury Note/Bond	1.875%	6/30/20	5,150	5,274
United States Treasury Note/Bond	1.625%	7/31/20	24,780	25,113
United States Treasury Note/Bond	2.000%	7/31/20	8,060	8,290
United States Treasury Note/Bond	2.625%	8/15/20	39,280	41,398
United States Treasury Note/Bond	8.750%	8/15/20	1,950	2,545
United States Treasury Note/Bond	1.375%	8/31/20	23,110	23,175
United States Treasury Note/Bond	2.125%	8/31/20	26,492	27,386
United States Treasury Note/Bond	1.375%	9/30/20	6,978	6,993
United States Treasury Note/Bond	2.000%	9/30/20	5,059	5,206
United States Treasury Note/Bond	1.375%	10/31/20	6,789	6,801
United States Treasury Note/Bond	1.750%	10/31/20	9,445	9,610
United States Treasury Note/Bond	2.625%	11/15/20	38,927	41,080
United States Treasury Note/Bond	1.625%	11/30/20	5,750	5,822
United States Treasury Note/Bond	2.000%	11/30/20	8,875	9,129
United States Treasury Note/Bond	1.750%	12/31/20	11,850	12,057
United States Treasury Note/Bond	2.375%	12/31/20	10,580	11,059
United States Treasury Note/Bond	1.375%	1/31/21	20,932	20,938
United States Treasury Note/Bond	2.125%	1/31/21	14,122	14,608

United States Treasury Note/Bond	3.625%	2/15/21	12,857	14,179
United States Treasury Note/Bond	7.875%	2/15/21	1,966	2,549
United States Treasury Note/Bond	1.125%	2/28/21	8,800	8,704
United States Treasury Note/Bond	2.000%	2/28/21	8,315	8,554
United States Treasury Note/Bond	1.250%	3/31/21	18,150	18,042
United States Treasury Note/Bond	2.250%	3/31/21	3,925	4,085
United States Treasury Note/Bond	1.375%	4/30/21	12,790	12,786
United States Treasury Note/Bond	2.250%	4/30/21	4,000	4,164
United States Treasury Note/Bond	3.125%	5/15/21	21,017	22,754
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,771
United States Treasury Note/Bond	1.375%	5/31/21	17,000	17,005
United States Treasury Note/Bond	2.000%	5/31/21	16,570	17,054
United States Treasury Note/Bond	2.125%	6/30/21	7,750	8,020
United States Treasury Note/Bond	2.250%	7/31/21	5,825	6,063
United States Treasury Note/Bond	2.125%	8/15/21	7,250	7,499
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,371
United States Treasury Note/Bond	2.000%	8/31/21	5,425	5,578
United States Treasury Note/Bond	2.125%	9/30/21	33,745	34,900
United States Treasury Note/Bond	2.000%	10/31/21	15,985	16,430
United States Treasury Note/Bond	2.000%	11/15/21	5,013	5,154
United States Treasury Note/Bond	8.000%	11/15/21	7,115	9,556
United States Treasury Note/Bond	1.875%	11/30/21	21,270	21,712
United States Treasury Note/Bond	2.125%	12/31/21	12,350	12,767
United States Treasury Note/Bond	1.500%	1/31/22	16,500	16,490
United States Treasury Note/Bond	2.000%	2/15/22	31,394	32,248
United States Treasury Note/Bond	1.750%	2/28/22	13,346	13,513
United States Treasury Note/Bond	1.750%	3/31/22	9,606	9,720
United States Treasury Note/Bond	1.750%	4/30/22	8,500	8,596
United States Treasury Note/Bond	1.750%	5/15/22	5,000	5,057
United States Treasury Note/Bond	1.875%	5/31/22	11,375	11,583
United States Treasury Note/Bond	2.125%	6/30/22	8,900	9,186
United States Treasury Note/Bond	2.000%	7/31/22	5,300	5,431
United States Treasury Note/Bond	1.625%	8/15/22	4,399	4,413
United States Treasury Note/Bond	7.250%	8/15/22	975	1,305
United States Treasury Note/Bond	1.875%	8/31/22	15,626	15,890
United States Treasury Note/Bond	1.750%	9/30/22	8,300	8,373
United States Treasury Note/Bond	1.875%	10/31/22	7,300	7,416
United States Treasury Note/Bond	1.625%	11/15/22	29,415	29,438
United States Treasury Note/Bond	7.625%	11/15/22	1,975	2,709
United States Treasury Note/Bond	2.000%	11/30/22	16,250	16,626
United States Treasury Note/Bond	2.125%	12/31/22	10,902	11,236
United States Treasury Note/Bond	1.750%	1/31/23	12,700	12,789
United States Treasury Note/Bond	2.000%	2/15/23	25,575	26,182
United States Treasury Note/Bond	7.125%	2/15/23	2,590	3,501
United States Treasury Note/Bond	1.500%	2/28/23	14,200	14,071
United States Treasury Note/Bond	1.500%	3/31/23	18,215	18,033
United States Treasury Note/Bond	1.625%	4/30/23	11,930	11,902
United States Treasury Note/Bond	1.750%	5/15/23	25,505	25,664
United States Treasury Note/Bond	1.625%	5/31/23	14,000	13,967
United States Treasury Note/Bond	2.500%	8/15/23	8,295	8,764
United States Treasury Note/Bond	6.250%	8/15/23	1,725	2,265
United States Treasury Note/Bond	2.750%	11/15/23	8,995	9,667
United States Treasury Note/Bond	2.750%	2/15/24	31,075	33,425
United States Treasury Note/Bond	2.500%	5/15/24	33,325	35,231
United States Treasury Note/Bond	2.375%	8/15/24	22,950	24,026
United States Treasury Note/Bond	2.250%	11/15/24	22,916	23,757
United States Treasury Note/Bond	7.500%	11/15/24	1,690	2,457

United States Treasury Note/Bond	2.000%	2/15/25	32,278	32,803
United States Treasury Note/Bond	7.625%	2/15/25	300	442
United States Treasury Note/Bond	2.125%	5/15/25	32,555	33,394
United States Treasury Note/Bond	2.000%	8/15/25	27,840	28,240
United States Treasury Note/Bond	6.875%	8/15/25	1,150	1,647
United States Treasury Note/Bond	2.250%	11/15/25	37,345	38,675
United States Treasury Note/Bond	1.625%	2/15/26	23,300	22,827
United States Treasury Note/Bond	1.625%	5/15/26	10,700	10,489
				1,516,445
Agency Bonds and Notes (3.5%)
1 AID-Israel	5.500%	9/18/23	125	154
1 AID-Israel	5.500%	12/4/23	500	618
1 AID-Israel	5.500%	4/26/24	500	621
1 AID-Jordan	1.945%	6/23/19	200	205
1 AID-Jordan	2.503%	10/30/20	175	183
1 AID-Jordan	2.578%	6/30/22	500	523
1 AID-Ukraine	1.847%	5/29/20	300	304
2 Federal Farm Credit Banks	5.150%	11/15/19	300	340
2 Federal Farm Credit Banks	3.500%	12/20/23	100	111
2 Federal Home Loan Banks	1.875%	3/13/20	150	153
2 Federal Home Loan Banks	4.125%	3/13/20	5,745	6,347
2 Federal Home Loan Banks	3.375%	6/12/20	125	135
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,075
2 Federal Home Loan Banks	5.250%	12/11/20	250	292
2 Federal Home Loan Banks	1.375%	2/18/21	975	971
2 Federal Home Loan Banks	5.625%	6/11/21	400	479
2 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,283
2 Federal Home Loan Banks	2.125%	3/10/23	475	484
2 Federal Home Loan Banks	2.875%	6/14/24	200	213
2 Federal Home Loan Banks	2.875%	9/13/24	1,000	1,063
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	451
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	3,229	3,235
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	2,225	2,232
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	7,690	8,010
3 Federal National Mortgage Assn.	1.750%	6/20/19	800	814
3 Federal National Mortgage Assn.	1.750%	9/12/19	5,350	5,447
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,150	1,092
3 Federal National Mortgage Assn.	1.750%	11/26/19	750	763
3 Federal National Mortgage Assn.	1.625%	1/21/20	6,635	6,726
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,200	1,207
3 Federal National Mortgage Assn.	1.500%	11/30/20	1,000	1,004
3 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,040
3 Federal National Mortgage Assn.	1.375%	2/26/21	1,075	1,070
3 Federal National Mortgage Assn.	2.625%	9/6/24	1,495	1,569
3 Federal National Mortgage Assn.	2.125%	4/24/26	1,200	1,197
2 Financing Corp.	9.700%	4/5/19	50	62
NCUA Guaranteed Notes	3.000%	6/12/19	180	190
Private Export Funding Corp.	1.450%	8/15/19	125	126
Private Export Funding Corp.	2.250%	3/15/20	150	154
Private Export Funding Corp.	2.300%	9/15/20	75	77
Private Export Funding Corp.	2.050%	11/15/22	175	176
Private Export Funding Corp.	3.550%	1/15/24	75	82
Private Export Funding Corp.	2.450%	7/15/24	205	208
Private Export Funding Corp.	3.250%	6/15/25	75	81
2 Tennessee Valley Authority	3.875%	2/15/21	225	249
2 Tennessee Valley Authority	1.875%	8/15/22	125	126
2 Tennessee Valley Authority	2.875%	9/15/24	400	421

2 Tennessee Valley Authority	6.750%	11/1/25	1,225	1,670
				56,033
Total U.S. Government and Agency Obligations (Cost $1,554,243)				1,572,478
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund (Cost
$12,245)	0.523%		12,244,718	12,245
Total Investments (99.9%) (Cost $1,566,488)				1,584,723
				Amount
				($000)
Other Assets and Liabilities-Net (0.1%)				1,915
Net Assets (100%)				1,586,638

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,572,478	—
Temporary Cash Investments	12,245	—	—
Total	12,245	1,572,478	—

Intermediate-Term Government Bond Index Fund

C. At May 31, 2016, the cost of investment securities for tax purposes was $1,566,488,000. Net unrealized appreciation of investment securities for tax purposes was $18,235,000, consisting of unrealized gains of $19,206,000 on securities that had risen in value since their purchase and $971,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (94.8%)
United States Treasury Note/Bond	6.000%	2/15/26	2,741	3,760
United States Treasury Note/Bond	6.750%	8/15/26	6,475	9,433
United States Treasury Note/Bond	6.500%	11/15/26	3,074	4,428
United States Treasury Note/Bond	6.625%	2/15/27	1,373	2,006
United States Treasury Note/Bond	6.375%	8/15/27	1,858	2,693
United States Treasury Note/Bond	6.125%	11/15/27	5,068	7,250
United States Treasury Note/Bond	5.500%	8/15/28	10,483	14,480
United States Treasury Note/Bond	5.250%	11/15/28	6,019	8,176
United States Treasury Note/Bond	5.250%	2/15/29	4,035	5,502
United States Treasury Note/Bond	6.125%	8/15/29	2,625	3,874
United States Treasury Note/Bond	6.250%	5/15/30	4,587	6,942
United States Treasury Note/Bond	5.375%	2/15/31	12,493	17,771
United States Treasury Note/Bond	4.500%	2/15/36	8,000	10,934
United States Treasury Note/Bond	4.750%	2/15/37	2,585	3,643
United States Treasury Note/Bond	5.000%	5/15/37	1,106	1,612
United States Treasury Note/Bond	4.375%	2/15/38	10,554	14,215
United States Treasury Note/Bond	4.500%	5/15/38	5,716	7,828
United States Treasury Note/Bond	3.500%	2/15/39	16,816	19,966
United States Treasury Note/Bond	4.250%	5/15/39	8,681	11,459
United States Treasury Note/Bond	4.500%	8/15/39	11,425	15,615
United States Treasury Note/Bond	4.375%	11/15/39	19,317	25,930
United States Treasury Note/Bond	4.625%	2/15/40	19,857	27,582
United States Treasury Note/Bond	4.375%	5/15/40	16,463	22,112
United States Treasury Note/Bond	3.875%	8/15/40	9,898	12,379
United States Treasury Note/Bond	4.250%	11/15/40	11,593	15,314
United States Treasury Note/Bond	4.750%	2/15/41	15,378	21,784
United States Treasury Note/Bond	4.375%	5/15/41	12,244	16,483
United States Treasury Note/Bond	3.750%	8/15/41	9,610	11,804
United States Treasury Note/Bond	3.125%	11/15/41	4,821	5,347
United States Treasury Note/Bond	3.125%	2/15/42	6,976	7,732
United States Treasury Note/Bond	3.000%	5/15/42	8,770	9,491
United States Treasury Note/Bond	2.750%	8/15/42	27,650	28,523
United States Treasury Note/Bond	2.750%	11/15/42	31,719	32,661
United States Treasury Note/Bond	3.125%	2/15/43	33,010	36,481
United States Treasury Note/Bond	2.875%	5/15/43	34,760	36,574
United States Treasury Note/Bond	3.625%	8/15/43	28,175	34,096
United States Treasury Note/Bond	3.750%	11/15/43	25,292	31,303
United States Treasury Note/Bond	3.625%	2/15/44	43,735	52,858
United States Treasury Note/Bond	3.375%	5/15/44	35,390	40,859
United States Treasury Note/Bond	3.125%	8/15/44	43,370	47,775
United States Treasury Note/Bond	3.000%	11/15/44	30,665	32,960
United States Treasury Note/Bond	2.500%	2/15/45	25,075	24,342
United States Treasury Note/Bond	3.000%	5/15/45	31,675	34,031
United States Treasury Note/Bond	2.875%	8/15/45	35,135	36,815
United States Treasury Note/Bond	3.000%	11/15/45	33,759	36,264
United States Treasury Note/Bond	2.500%	2/15/46	37,610	36,482
United States Treasury Note/Bond	2.500%	5/15/46	10,875	10,561
				900,130

Agency Bonds and Notes (4.5%)
1 AID-Israel	5.500%	9/18/33	150	202
2 Federal Home Loan Banks	5.500%	7/15/36	1,740	2,390
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	913	1,350
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,990	4,462
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	3,759	5,469
3 Federal National Mortgage Assn.	6.250%	5/15/29	700	987
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,730	2,628
3 Federal National Mortgage Assn.	7.250%	5/15/30	3,920	6,035
3 Federal National Mortgage Assn.	6.625%	11/15/30	4,050	5,959
3 Federal National Mortgage Assn.	5.625%	7/15/37	675	948
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	449
2 Tennessee Valley Authority	7.125%	5/1/30	650	963
2 Tennessee Valley Authority	4.700%	7/15/33	100	121
2 Tennessee Valley Authority	4.650%	6/15/35	575	698
2 Tennessee Valley Authority	5.880%	4/1/36	2,390	3,286
2 Tennessee Valley Authority	6.150%	1/15/38	165	236
2 Tennessee Valley Authority	5.500%	6/15/38	150	201
2 Tennessee Valley Authority	5.250%	9/15/39	2,772	3,587
2 Tennessee Valley Authority	3.500%	12/15/42	250	254
2 Tennessee Valley Authority	4.875%	1/15/48	245	292
2 Tennessee Valley Authority	5.375%	4/1/56	815	1,065
2 Tennessee Valley Authority	4.625%	9/15/60	850	979
2 Tennessee Valley Authority	4.250%	9/15/65	600	642
				43,203
Total U.S. Government and Agency Obligations (Cost $908,395)				943,333
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund (Cost
$7,162)	0.523%		7,162,106	7,162

Total Investments (100.1%) (Cost $915,557)				950,495
Other Assets and Liabilities-Net (-0.1%)				(681)
Net Assets (100%)				949,814

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Long-Term Government Bond Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	943,333	—
Temporary Cash Investments	7,162	—	—
Total	7,162	943,333	—

C. At May 31, 2016, the cost of investment securities for tax purposes was $915,557,000. Net unrealized appreciation of investment securities for tax purposes was $34,938,000, consisting of unrealized gains of $35,154,000 on securities that had risen in value since their purchase and $216,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
United States Treasury Note/Bond	0.875%	5/31/18	2,025	2,025
United States Treasury Note/Bond	0.875%	5/15/19	2,340	2,329
United States Treasury Note/Bond	1.375%	4/30/21	50	50
Total U.S. Government and Agency Obligations (Cost $4,405)				4,404
Corporate Bonds (99.0%)
Finance (40.5%)
Banking (33.1%)
Abbey National Treasury Services plc	1.650%	9/29/17	1,250	1,251
Abbey National Treasury Services plc	3.050%	8/23/18	7,771	8,002
Abbey National Treasury Services plc	2.000%	8/24/18	9,832	9,883
Abbey National Treasury Services plc	2.500%	3/14/19	10,875	11,040
Abbey National Treasury Services plc	2.350%	9/10/19	11,025	11,134
Abbey National Treasury Services plc	2.375%	3/16/20	7,750	7,836
American Express Bank FSB	6.000%	9/13/17	8,380	8,863
American Express Centurion Bank	5.950%	6/12/17	300	313
American Express Centurion Bank	6.000%	9/13/17	4,754	5,020
American Express Co.	6.150%	8/28/17	12,518	13,226
American Express Co.	7.000%	3/19/18	19,251	21,023
American Express Co.	1.550%	5/22/18	10,839	10,884
American Express Co.	8.125%	5/20/19	1,600	1,875
American Express Credit Corp.	1.125%	6/5/17	13,065	13,046
American Express Credit Corp.	2.125%	7/27/18	8,113	8,216
American Express Credit Corp.	1.800%	7/31/18	5,530	5,560
American Express Credit Corp.	1.875%	11/5/18	5,500	5,533
American Express Credit Corp.	2.125%	3/18/19	8,815	8,934
American Express Credit Corp.	2.250%	8/15/19	10,950	11,083
American Express Credit Corp.	2.375%	5/26/20	16,975	17,177
American Express Credit Corp.	2.600%	9/14/20	9,500	9,681
American Express Credit Corp.	2.250%	5/5/21	14,000	13,986
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	6,425	6,438
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	6,625	6,672
Australia & New Zealand Banking Group Ltd.	1.500%	1/16/18	1,975	1,980
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	6,000	5,996
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	8,500	8,571
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	9,480	9,626
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	8,500	8,720
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	3,700	3,705
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	9,025	9,110
Bank of America Corp.	1.700%	8/25/17	8,338	8,347
Bank of America Corp.	6.400%	8/28/17	21,136	22,363
Bank of America Corp.	6.000%	9/1/17	15,629	16,446
Bank of America Corp.	5.750%	12/1/17	20,810	22,019
Bank of America Corp.	2.000%	1/11/18	24,403	24,471
Bank of America Corp.	6.875%	4/25/18	46,537	50,802
Bank of America Corp.	5.650%	5/1/18	29,120	31,112
Bank of America Corp.	6.500%	7/15/18	3,504	3,840
Bank of America Corp.	6.875%	11/15/18	7,120	7,923
Bank of America Corp.	2.600%	1/15/19	38,257	38,864

Bank of America Corp.	5.490%	3/15/19	3,200	3,462
Bank of America Corp.	2.650%	4/1/19	23,693	24,105
Bank of America Corp.	7.625%	6/1/19	23,735	27,384
Bank of America Corp.	2.250%	4/21/20	21,950	21,851
Bank of America Corp.	5.625%	7/1/20	26,855	29,977
Bank of America Corp.	2.625%	10/19/20	18,500	18,594
Bank of America Corp.	5.875%	1/5/21	13,555	15,425
Bank of America Corp.	2.625%	4/19/21	9,800	9,819
Bank of America Corp.	5.000%	5/13/21	14,235	15,740
Bank of America NA	6.100%	6/15/17	4,345	4,554
Bank of America NA	1.650%	3/26/18	11,825	11,828
Bank of America NA	1.750%	6/5/18	16,474	16,508
Bank of America NA	2.050%	12/7/18	8,450	8,515
Bank of Montreal	1.300%	7/14/17	6,985	6,998
Bank of Montreal	1.400%	9/11/17	5,049	5,058
Bank of Montreal	1.450%	4/9/18	9,444	9,457
Bank of Montreal	1.400%	4/10/18	10,475	10,482
Bank of Montreal	1.800%	7/31/18	6,000	6,027
Bank of Montreal	2.375%	1/25/19	10,850	11,073
Bank of New York Mellon Corp.	1.969%	6/20/17	1,569	1,583
Bank of New York Mellon Corp.	1.350%	3/6/18	8,052	8,068
Bank of New York Mellon Corp.	2.100%	8/1/18	2,606	2,634
Bank of New York Mellon Corp.	2.100%	1/15/19	6,606	6,712
Bank of New York Mellon Corp.	2.200%	3/4/19	6,950	7,053
Bank of New York Mellon Corp.	2.200%	5/15/19	6,000	6,096
Bank of New York Mellon Corp.	5.450%	5/15/19	2,300	2,556
Bank of New York Mellon Corp.	2.300%	9/11/19	8,750	8,904
Bank of New York Mellon Corp.	4.600%	1/15/20	1,225	1,341
Bank of New York Mellon Corp.	2.150%	2/24/20	11,350	11,496
Bank of New York Mellon Corp.	2.600%	8/17/20	9,500	9,751
Bank of New York Mellon Corp.	2.450%	11/27/20	12,760	13,010
Bank of New York Mellon Corp.	2.500%	4/15/21	6,311	6,421
Bank of New York Mellon Corp.	2.050%	5/3/21	10,000	9,971
Bank of Nova Scotia	1.300%	7/21/17	6,100	6,107
Bank of Nova Scotia	1.375%	12/18/17	3,394	3,396
Bank of Nova Scotia	1.450%	4/25/18	9,335	9,350
Bank of Nova Scotia	1.700%	6/11/18	5,950	5,984
Bank of Nova Scotia	2.050%	10/30/18	13,091	13,269
Bank of Nova Scotia	2.050%	6/5/19	14,400	14,523
Bank of Nova Scotia	2.350%	10/21/20	10,600	10,747
Bank of Nova Scotia	4.375%	1/13/21	4,800	5,249
Bank of Nova Scotia	2.450%	3/22/21	11,550	11,740
Barclays Bank plc	2.500%	2/20/19	5,125	5,208
Barclays Bank plc	6.750%	5/22/19	6,079	6,844
Barclays Bank plc	5.125%	1/8/20	5,890	6,404
Barclays Bank plc	5.140%	10/14/20	9,600	10,301
Barclays plc	2.000%	3/16/18	8,000	8,037
Barclays plc	2.750%	11/8/19	9,775	9,767
Barclays plc	2.875%	6/8/20	9,625	9,609
Barclays plc	3.250%	1/12/21	15,000	15,142
BB&T Corp.	4.900%	6/30/17	2,575	2,665
BB&T Corp.	1.600%	8/15/17	12,218	12,255
BB&T Corp.	1.450%	1/12/18	3,875	3,874
BB&T Corp.	2.050%	6/19/18	6,914	6,987
BB&T Corp.	2.250%	2/1/19	2,450	2,490
BB&T Corp.	6.850%	4/30/19	3,150	3,563
BB&T Corp.	5.250%	11/1/19	4,722	5,164

BB&T Corp.	2.450%	1/15/20	11,450	11,636
BB&T Corp.	2.050%	5/10/21	10,000	9,948
Bear Stearns Cos. LLC	6.400%	10/2/17	19,970	21,225
Bear Stearns Cos. LLC	7.250%	2/1/18	26,055	28,402
Bear Stearns Cos. LLC	4.650%	7/2/18	3,015	3,179
BNP Paribas SA	2.375%	9/14/17	20,573	20,797
BNP Paribas SA	2.700%	8/20/18	6,804	6,949
BNP Paribas SA	2.400%	12/12/18	17,820	18,157
BNP Paribas SA	2.450%	3/17/19	3,540	3,592
BNP Paribas SA	2.375%	5/21/20	13,850	13,958
BNP Paribas SA	5.000%	1/15/21	21,006	23,380
BPCE SA	1.613%	7/25/17	7,100	7,090
BPCE SA	2.500%	12/10/18	9,400	9,575
BPCE SA	2.500%	7/15/19	8,625	8,776
BPCE SA	2.250%	1/27/20	9,325	9,417
BPCE SA	2.650%	2/3/21	5,970	6,089
Branch Banking & Trust Co.	2.300%	10/15/18	9,825	10,002
Branch Banking & Trust Co.	1.450%	5/10/19	6,400	6,370
Branch Banking & Trust Co.	2.850%	4/1/21	5,391	5,560
Canadian Imperial Bank of Commerce	1.550%	1/23/18	9,525	9,541
Capital One Bank USA NA	1.300%	6/5/17	2,550	2,552
Capital One Bank USA NA	2.150%	11/21/18	3,900	3,906
Capital One Bank USA NA	2.250%	2/13/19	14,300	14,362
Capital One Bank USA NA	2.300%	6/5/19	5,750	5,716
Capital One Bank USA NA	8.800%	7/15/19	2,127	2,480
Capital One Financial Corp.	6.750%	9/15/17	5,325	5,677
Capital One Financial Corp.	2.450%	4/24/19	10,600	10,696
Capital One NA	1.500%	9/5/17	1,800	1,795
Capital One NA	1.650%	2/5/18	13,100	13,069
Capital One NA	1.500%	3/22/18	3,806	3,772
Capital One NA	2.350%	8/17/18	5,023	5,072
Capital One NA	2.400%	9/5/19	8,600	8,642
Citigroup Inc.	1.550%	8/14/17	8,057	8,066
Citigroup Inc.	6.000%	8/15/17	5,921	6,246
Citigroup Inc.	6.125%	11/21/17	11,413	12,113
Citigroup Inc.	1.850%	11/24/17	15,969	16,012
Citigroup Inc.	1.800%	2/5/18	21,871	21,887
Citigroup Inc.	1.700%	4/27/18	26,793	26,736
Citigroup Inc.	1.750%	5/1/18	15,731	15,718
Citigroup Inc.	6.125%	5/15/18	7,839	8,449
Citigroup Inc.	2.150%	7/30/18	6,850	6,888
Citigroup Inc.	2.500%	9/26/18	13,600	13,817
Citigroup Inc.	2.050%	12/7/18	15,090	15,140
Citigroup Inc.	2.550%	4/8/19	17,994	18,264
Citigroup Inc.	8.500%	5/22/19	2,000	2,359
Citigroup Inc.	2.500%	7/29/19	16,304	16,520
Citigroup Inc.	2.400%	2/18/20	14,720	14,808
Citigroup Inc.	5.375%	8/9/20	4,574	5,095
Citigroup Inc.	2.650%	10/26/20	19,600	19,704
Citigroup Inc.	2.700%	3/30/21	12,000	12,096
Citizens Bank NA	1.600%	12/4/17	3,600	3,552
Citizens Bank NA	2.300%	12/3/18	5,000	5,031
Citizens Bank NA	2.500%	3/14/19	2,700	2,722
Citizens Bank NA	2.450%	12/4/19	3,800	3,817
Citizens Bank NA	2.550%	5/13/21	13,000	12,975
City National Corp.	5.250%	9/15/20	2,050	2,282
Comerica Bank	5.200%	8/22/17	2,655	2,758

Comerica Inc.	2.125%	5/23/19	6,700	6,679
Commonwealth Bank of Australia	1.400%	9/8/17	7,425	7,429
Commonwealth Bank of Australia	1.900%	9/18/17	13,085	13,170
Commonwealth Bank of Australia	1.625%	3/12/18	13,550	13,619
Commonwealth Bank of Australia	2.500%	9/20/18	13,603	13,874
Commonwealth Bank of Australia	1.750%	11/2/18	7,425	7,433
Commonwealth Bank of Australia	2.250%	3/13/19	15,200	15,386
Commonwealth Bank of Australia	2.050%	3/15/19	4,000	4,034
Commonwealth Bank of Australia	2.300%	9/6/19	7,100	7,192
Commonwealth Bank of Australia	2.400%	11/2/20	7,325	7,399
Commonwealth Bank of Australia	2.550%	3/15/21	5,250	5,348
Compass Bank	1.850%	9/29/17	2,300	2,290
Compass Bank	6.400%	10/1/17	1,730	1,806
Compass Bank	2.750%	9/29/19	2,885	2,872
Cooperatieve Rabobank UA	1.700%	3/19/18	17,650	17,743
Cooperatieve Rabobank UA	2.250%	1/14/19	13,031	13,225
Cooperatieve Rabobank UA	2.250%	1/14/20	10,000	10,077
Cooperatieve Rabobank UA	4.500%	1/11/21	6,611	7,283
Cooperatieve Rabobank UA	2.500%	1/19/21	20,425	20,676
Credit Suisse	1.750%	1/29/18	16,300	16,333
Credit Suisse	6.000%	2/15/18	11,709	12,376
Credit Suisse	1.700%	4/27/18	16,525	16,533
Credit Suisse	2.300%	5/28/19	24,356	24,620
Credit Suisse	5.300%	8/13/19	9,328	10,268
Credit Suisse	5.400%	1/14/20	10,850	11,766
Credit Suisse	4.375%	8/5/20	1,000	1,077
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	16,800	16,638
1 Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	16,590	16,560
1 Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	15,650	15,741
Deutsche Bank AG	1.350%	5/30/17	14,592	14,573
Deutsche Bank AG	6.000%	9/1/17	22,665	23,712
Deutsche Bank AG	1.875%	2/13/18	11,049	11,029
Deutsche Bank AG	2.500%	2/13/19	20,675	20,639
Deutsche Bank AG	2.850%	5/10/19	10,000	9,987
Deutsche Bank AG	2.950%	8/20/20	1,000	997
Deutsche Bank AG	3.125%	1/13/21	10,575	10,443
Deutsche Bank AG	3.375%	5/12/21	12,000	11,912
Discover Bank	2.000%	2/21/18	6,665	6,650
Discover Bank	2.600%	11/13/18	7,000	7,041
Discover Bank	7.000%	4/15/20	3,900	4,430
Discover Bank	3.100%	6/4/20	10,150	10,326
Discover Financial Services	6.450%	6/12/17	2,675	2,792
Fifth Third Bancorp	4.500%	6/1/18	1,875	1,971
Fifth Third Bancorp	2.300%	3/1/19	6,300	6,354
Fifth Third Bancorp	2.875%	7/27/20	12,000	12,228
Fifth Third Bank	1.350%	6/1/17	6,485	6,482
Fifth Third Bank	1.450%	2/28/18	2,800	2,794
Fifth Third Bank	2.150%	8/20/18	6,225	6,276
Fifth Third Bank	2.300%	3/15/19	6,000	6,072
Fifth Third Bank	2.375%	4/25/19	7,350	7,451
First Horizon National Corp.	3.500%	12/15/20	6,750	6,764
First Niagara Financial Group Inc.	6.750%	3/19/20	3,100	3,495
First Republic Bank	2.375%	6/17/19	4,220	4,204
Goldman Sachs Group Inc.	6.250%	9/1/17	17,561	18,542
Goldman Sachs Group Inc.	5.950%	1/18/18	28,642	30,558
Goldman Sachs Group Inc.	2.375%	1/22/18	22,400	22,631
Goldman Sachs Group Inc.	6.150%	4/1/18	35,095	37,837

Goldman Sachs Group Inc.	2.900%	7/19/18	22,315	22,809
Goldman Sachs Group Inc.	2.625%	1/31/19	21,222	21,576
Goldman Sachs Group Inc.	7.500%	2/15/19	21,272	24,256
Goldman Sachs Group Inc.	2.000%	4/25/19	3,000	3,008
Goldman Sachs Group Inc.	2.550%	10/23/19	22,314	22,601
Goldman Sachs Group Inc.	5.375%	3/15/20	21,217	23,444
Goldman Sachs Group Inc.	2.600%	4/23/20	19,950	20,133
Goldman Sachs Group Inc.	6.000%	6/15/20	13,995	15,856
Goldman Sachs Group Inc.	2.750%	9/15/20	16,475	16,687
Goldman Sachs Group Inc.	2.875%	2/25/21	9,550	9,661
Goldman Sachs Group Inc.	2.625%	4/25/21	13,550	13,573
HSBC Bank USA NA	6.000%	8/9/17	4,050	4,240
HSBC Bank USA NA	4.875%	8/24/20	11,680	12,624
HSBC Holdings plc	3.400%	3/8/21	23,314	23,861
HSBC Holdings plc	5.100%	4/5/21	25,554	28,028
HSBC Holdings plc	2.950%	5/25/21	20,000	20,057
HSBC USA Inc.	1.500%	11/13/17	875	874
HSBC USA Inc.	1.625%	1/16/18	16,200	16,180
HSBC USA Inc.	1.700%	3/5/18	10,250	10,240
HSBC USA Inc.	2.000%	8/7/18	5,100	5,110
HSBC USA Inc.	2.625%	9/24/18	5,484	5,579
HSBC USA Inc.	2.250%	6/23/19	6,900	6,928
HSBC USA Inc.	2.375%	11/13/19	11,925	11,992
HSBC USA Inc.	2.350%	3/5/20	16,950	16,900
HSBC USA Inc.	2.750%	8/7/20	6,000	6,042
HSBC USA Inc.	5.000%	9/27/20	5,500	5,914
Huntington Bancshares Inc.	2.600%	8/2/18	2,625	2,648
Huntington Bancshares Inc.	7.000%	12/15/20	2,575	2,969
Huntington Bancshares Inc.	3.150%	3/14/21	5,000	5,120
Huntington National Bank	1.700%	2/26/18	285	285
Huntington National Bank	2.000%	6/30/18	5,500	5,518
Huntington National Bank	2.200%	11/6/18	6,000	6,046
Huntington National Bank	2.200%	4/1/19	6,050	6,066
Huntington National Bank	2.400%	4/1/20	10,325	10,313
Huntington National Bank	2.875%	8/20/20	3,000	3,042
Intesa Sanpaolo SPA	3.875%	1/16/18	8,800	9,028
Intesa Sanpaolo SPA	3.875%	1/15/19	15,057	15,583
Itau Corpbanca	3.125%	1/15/18	6,600	6,693
1 Itau Corpbanca	3.875%	9/22/19	2,000	2,077
JPMorgan Chase & Co.	6.125%	6/27/17	3,783	3,964
JPMorgan Chase & Co.	2.000%	8/15/17	18,128	18,271
JPMorgan Chase & Co.	6.000%	1/15/18	41,685	44,590
JPMorgan Chase & Co.	1.800%	1/25/18	11,811	11,854
JPMorgan Chase & Co.	1.700%	3/1/18	20,438	20,478
JPMorgan Chase & Co.	1.625%	5/15/18	17,153	17,147
JPMorgan Chase & Co.	2.350%	1/28/19	8,850	8,991
JPMorgan Chase & Co.	1.850%	3/22/19	9,850	9,873
JPMorgan Chase & Co.	6.300%	4/23/19	17,519	19,642
JPMorgan Chase & Co.	2.200%	10/22/19	13,353	13,438
JPMorgan Chase & Co.	2.250%	1/23/20	37,200	37,327
JPMorgan Chase & Co.	4.950%	3/25/20	6,904	7,586
JPMorgan Chase & Co.	2.750%	6/23/20	25,890	26,367
JPMorgan Chase & Co.	4.400%	7/22/20	19,325	20,884
JPMorgan Chase & Co.	4.250%	10/15/20	23,860	25,718
JPMorgan Chase & Co.	2.550%	10/29/20	23,975	24,193
JPMorgan Chase & Co.	2.550%	3/1/21	19,000	19,151
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,379

JPMorgan Chase & Co.	2.400%	6/7/21	10,000	9,984
JPMorgan Chase Bank NA	6.000%	7/5/17	3,200	3,355
JPMorgan Chase Bank NA	6.000%	10/1/17	22,735	24,045
KeyBank NA	1.650%	2/1/18	11,150	11,146
KeyBank NA	1.700%	6/1/18	7,300	7,305
KeyBank NA	2.350%	3/8/19	2,700	2,729
KeyBank NA	2.500%	12/15/19	2,950	2,982
KeyBank NA	2.250%	3/16/20	7,350	7,355
KeyCorp	2.300%	12/13/18	8,235	8,307
KeyCorp	2.900%	9/15/20	6,000	6,111
KeyCorp	5.100%	3/24/21	6,000	6,659
Lloyds Bank plc	1.750%	3/16/18	9,975	9,973
Lloyds Bank plc	1.750%	5/14/18	6,275	6,270
Lloyds Bank plc	2.300%	11/27/18	7,600	7,667
Lloyds Bank plc	2.350%	9/5/19	12,675	12,759
Lloyds Bank plc	2.400%	3/17/20	6,275	6,350
Lloyds Bank plc	2.700%	8/17/20	13,000	13,266
Lloyds Bank plc	6.375%	1/21/21	13,190	15,655
Manufacturers & Traders Trust Co.	1.400%	7/25/17	6,500	6,484
Manufacturers & Traders Trust Co.	6.625%	12/4/17	4,165	4,452
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,150	2,145
Manufacturers & Traders Trust Co.	2.300%	1/30/19	10,750	10,904
Manufacturers & Traders Trust Co.	2.250%	7/25/19	7,400	7,473
Manufacturers & Traders Trust Co.	2.100%	2/6/20	5,175	5,169
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	28,621	29,221
Morgan Stanley	6.250%	8/28/17	10,275	10,853
Morgan Stanley	5.950%	12/28/17	17,325	18,431
Morgan Stanley	1.875%	1/5/18	13,923	13,973
Morgan Stanley	6.625%	4/1/18	27,000	29,334
Morgan Stanley	2.125%	4/25/18	18,045	18,189
Morgan Stanley	2.200%	12/7/18	2,008	2,022
Morgan Stanley	2.500%	1/24/19	10,250	10,412
Morgan Stanley	2.450%	2/1/19	30,000	30,415
Morgan Stanley	7.300%	5/13/19	21,072	24,123
Morgan Stanley	2.375%	7/23/19	25,200	25,467
Morgan Stanley	5.625%	9/23/19	29,237	32,378
Morgan Stanley	5.500%	1/26/20	13,925	15,412
Morgan Stanley	2.650%	1/27/20	22,750	23,090
Morgan Stanley	2.800%	6/16/20	19,850	20,122
Morgan Stanley	5.500%	7/24/20	18,836	21,021
Morgan Stanley	5.750%	1/25/21	10,807	12,251
Morgan Stanley	2.500%	4/21/21	24,050	23,938
MUFG Americas Holdings Corp.	1.625%	2/9/18	3,375	3,366
MUFG Americas Holdings Corp.	2.250%	2/10/20	8,675	8,662
MUFG Union Bank NA	2.125%	6/16/17	5,925	5,958
MUFG Union Bank NA	2.625%	9/26/18	13,850	14,050
MUFG Union Bank NA	2.250%	5/6/19	2,700	2,735
National Australia Bank Ltd.	1.875%	7/23/18	1,000	1,004
National Australia Bank Ltd.	2.300%	7/25/18	6,175	6,248
National Australia Bank Ltd.	2.000%	1/14/19	3,300	3,320
National Australia Bank Ltd.	2.625%	7/23/20	13,725	13,999
National Australia Bank Ltd.	2.625%	1/14/21	8,030	8,187
National Bank of Canada	1.450%	11/7/17	8,250	8,297
National Bank of Canada	2.100%	12/14/18	5,800	5,845
National City Bank	5.800%	6/7/17	1,735	1,807
National City Corp.	6.875%	5/15/19	9,600	10,798
Northern Trust Co.	6.500%	8/15/18	500	552

Northern Trust Corp.	3.450%	11/4/20	5,675	6,038
PNC Bank NA	4.875%	9/21/17	2,225	2,314
PNC Bank NA	1.500%	10/18/17	6,575	6,592
PNC Bank NA	6.000%	12/7/17	3,690	3,920
PNC Bank NA	1.500%	2/23/18	14,710	14,734
PNC Bank NA	6.875%	4/1/18	1,365	1,491
PNC Bank NA	1.600%	6/1/18	9,100	9,128
PNC Bank NA	1.850%	7/20/18	3,300	3,322
PNC Bank NA	1.800%	11/5/18	4,300	4,332
PNC Bank NA	2.200%	1/28/19	7,192	7,295
PNC Bank NA	1.950%	3/4/19	6,600	6,645
PNC Bank NA	2.250%	7/2/19	6,325	6,411
PNC Bank NA	2.400%	10/18/19	17,125	17,418
PNC Bank NA	2.300%	6/1/20	1,620	1,635
PNC Bank NA	2.600%	7/21/20	2,230	2,277
PNC Bank NA	2.450%	11/5/20	9,500	9,655
PNC Bank NA	2.150%	4/29/21	8,000	7,996
PNC Funding Corp.	6.700%	6/10/19	4,365	4,975
PNC Funding Corp.	5.125%	2/8/20	13,475	14,915
PNC Funding Corp.	4.375%	8/11/20	4,165	4,529
Regions Bank	7.500%	5/15/18	3,677	4,016
Regions Bank	2.250%	9/14/18	5,000	5,025
Regions Financial Corp.	2.000%	5/15/18	5,980	5,977
Regions Financial Corp.	3.200%	2/8/21	5,000	5,047
Royal Bank of Canada	1.250%	6/16/17	7,762	7,765
Royal Bank of Canada	1.400%	10/13/17	11,909	11,921
Royal Bank of Canada	1.500%	1/16/18	12,385	12,406
Royal Bank of Canada	2.200%	7/27/18	16,234	16,479
Royal Bank of Canada	1.800%	7/30/18	7,450	7,498
Royal Bank of Canada	2.000%	12/10/18	8,290	8,373
Royal Bank of Canada	2.150%	3/15/19	7,258	7,361
Royal Bank of Canada	1.625%	4/15/19	5,000	5,007
Royal Bank of Canada	2.150%	3/6/20	5,000	5,051
Royal Bank of Canada	2.350%	10/30/20	14,373	14,591
Royal Bank of Canada	2.500%	1/19/21	14,000	14,278
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,936	9,993
Santander Bank NA	2.000%	1/12/18	5,175	5,161
Santander Bank NA	8.750%	5/30/18	2,539	2,811
Santander Holdings USA Inc.	3.450%	8/27/18	7,803	7,986
Santander Holdings USA Inc.	2.700%	5/24/19	7,325	7,344
Santander Holdings USA Inc.	2.650%	4/17/20	5,275	5,269
Santander UK Group Holdings plc	2.875%	10/16/20	7,600	7,583
Santander UK Group Holdings plc	3.125%	1/8/21	8,550	8,600
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	11,075	11,303
Societe Generale SA	2.750%	10/12/17	11,750	11,925
Societe Generale SA	2.625%	10/1/18	2,950	3,017
State Street Bank & Trust Co.	5.250%	10/15/18	225	242
State Street Corp.	4.956%	3/15/18	4,824	5,048
State Street Corp.	1.350%	5/15/18	5,965	5,968
State Street Corp.	2.550%	8/18/20	11,800	12,108
State Street Corp.	4.375%	3/7/21	4,911	5,412
State Street Corp.	1.950%	5/19/21	3,500	3,500
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	4,500	4,496
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	7,275	7,299
Sumitomo Mitsui Banking Corp.	1.750%	1/16/18	100	100
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,650	4,634
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,725	2,765

Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	11,225	11,259
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	9,150	9,297
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	13,641	13,732
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	19,441	19,684
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	7,340	7,479
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,000	3,029
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	14,926	15,270
SunTrust Bank	7.250%	3/15/18	4,175	4,547
SunTrust Banks Inc.	6.000%	9/11/17	2,100	2,210
SunTrust Banks Inc.	2.350%	11/1/18	7,889	7,973
SunTrust Banks Inc.	2.500%	5/1/19	4,400	4,460
SunTrust Banks Inc.	2.900%	3/3/21	3,850	3,906
Svenska Handelsbanken AB	1.625%	3/21/18	8,250	8,272
Svenska Handelsbanken AB	2.500%	1/25/19	7,875	8,046
Svenska Handelsbanken AB	2.250%	6/17/19	5,775	5,880
Svenska Handelsbanken AB	2.400%	10/1/20	8,350	8,464
Svenska Handelsbanken AB	2.450%	3/30/21	12,875	13,040
Synchrony Financial	1.875%	8/15/17	4,565	4,562
Synchrony Financial	3.000%	8/15/19	12,775	12,898
Synchrony Financial	2.700%	2/3/20	5,150	5,137
Toronto-Dominion Bank	1.625%	3/13/18	3,828	3,834
Toronto-Dominion Bank	1.400%	4/30/18	19,433	19,446
Toronto-Dominion Bank	1.750%	7/23/18	7,309	7,365
Toronto-Dominion Bank	2.625%	9/10/18	14,936	15,308
Toronto-Dominion Bank	2.125%	7/2/19	18,475	18,723
Toronto-Dominion Bank	2.250%	11/5/19	12,750	12,971
Toronto-Dominion Bank	2.500%	12/14/20	11,925	12,167
Toronto-Dominion Bank	2.125%	4/7/21	15,000	15,046
UBS AG	1.375%	6/1/17	9,300	9,297
UBS AG	1.375%	8/14/17	14,345	14,327
UBS AG	5.875%	12/20/17	1,775	1,888
UBS AG	1.800%	3/26/18	27,046	27,174
UBS AG	5.750%	4/25/18	2,294	2,468
UBS AG	2.375%	8/14/19	32,082	32,518
UBS AG	2.350%	3/26/20	4,900	4,955
UBS AG	4.875%	8/4/20	7,027	7,783
US Bancorp	1.950%	11/15/18	7,766	7,873
US Bancorp	2.200%	4/25/19	8,000	8,152
US Bancorp	2.350%	1/29/21	7,500	7,646
US Bancorp	4.125%	5/24/21	10,000	10,936
US Bank NA	1.375%	9/11/17	8,475	8,481
US Bank NA	1.350%	1/26/18	6,000	6,016
US Bank NA	1.450%	1/29/18	9,000	9,026
US Bank NA	1.400%	4/26/19	6,000	5,986
US Bank NA	2.125%	10/28/19	15,473	15,703
Wachovia Corp.	5.750%	6/15/17	15,919	16,636
Wachovia Corp.	5.750%	2/1/18	23,221	24,836
Wells Fargo & Co.	1.150%	6/2/17	7,145	7,141
Wells Fargo & Co.	1.400%	9/8/17	15,119	15,141
Wells Fargo & Co.	5.625%	12/11/17	21,326	22,664
Wells Fargo & Co.	1.500%	1/16/18	16,816	16,850
Wells Fargo & Co.	2.150%	1/15/19	16,480	16,671
Wells Fargo & Co.	2.125%	4/22/19	10,550	10,692
Wells Fargo & Co.	2.150%	1/30/20	14,395	14,490
Wells Fargo & Co.	2.600%	7/22/20	31,278	31,905
Wells Fargo & Co.	2.550%	12/7/20	18,100	18,393
Wells Fargo & Co.	3.000%	1/22/21	9,876	10,186

Wells Fargo & Co.	2.500%	3/4/21	19,013	19,190
Wells Fargo & Co.	4.600%	4/1/21	15,969	17,621
Wells Fargo Bank NA	6.000%	11/15/17	9,790	10,425
Wells Fargo Bank NA	1.650%	1/22/18	12,500	12,568
Wells Fargo Bank NA	1.750%	5/24/19	14,125	14,171
Westpac Banking Corp.	2.000%	8/14/17	10,514	10,599
Westpac Banking Corp.	1.500%	12/1/17	7,625	7,656
Westpac Banking Corp.	1.600%	1/12/18	8,260	8,284
Westpac Banking Corp.	1.550%	5/25/18	1,500	1,504
Westpac Banking Corp.	2.250%	7/30/18	10,900	11,056
Westpac Banking Corp.	1.950%	11/23/18	8,400	8,462
Westpac Banking Corp.	2.250%	1/17/19	12,775	12,929
Westpac Banking Corp.	1.650%	5/13/19	5,000	5,009
Westpac Banking Corp.	4.875%	11/19/19	16,244	17,857
Westpac Banking Corp.	2.300%	5/26/20	12,500	12,610
Westpac Banking Corp.	2.600%	11/23/20	14,825	15,103
Westpac Banking Corp.	2.100%	5/13/21	10,000	9,931

Brokerage (1.0%)
Ameriprise Financial Inc.	7.300%	6/28/19	1,925	2,226
Ameriprise Financial Inc.	5.300%	3/15/20	6,325	7,025
BGC Partners Inc.	5.375%	12/9/19	2,050	2,132
1 BGC Partners Inc.	5.125%	5/27/21	2,000	1,991
BlackRock Inc.	6.250%	9/15/17	5,604	5,967
BlackRock Inc.	5.000%	12/10/19	10,100	11,257
BlackRock Inc.	4.250%	5/24/21	5,700	6,281
Charles Schwab Corp.	1.500%	3/10/18	7,625	7,658
Charles Schwab Corp.	2.200%	7/25/18	2,175	2,201
Charles Schwab Corp.	4.450%	7/22/20	5,248	5,769
Eaton Vance Corp.	6.500%	10/2/17	409	434
Franklin Resources Inc.	1.375%	9/15/17	2,135	2,139
Franklin Resources Inc.	4.625%	5/20/20	2,450	2,683
Intercontinental Exchange Inc.	2.500%	10/15/18	4,525	4,622
Intercontinental Exchange Inc.	2.750%	12/1/20	7,475	7,669
Jefferies Group LLC	5.125%	4/13/18	5,492	5,721
Jefferies Group LLC	8.500%	7/15/19	5,805	6,604
Jefferies Group LLC	6.875%	4/15/21	4,710	5,283
Lazard Group LLC	4.250%	11/14/20	3,750	3,935
Legg Mason Inc.	2.700%	7/15/19	3,495	3,519
Nasdaq Inc.	5.250%	1/16/18	500	528
Nasdaq Inc.	5.550%	1/15/20	6,727	7,368
Nomura Holdings Inc.	2.750%	3/19/19	8,385	8,512
Nomura Holdings Inc.	6.700%	3/4/20	11,200	12,893
NYSE Euronext	2.000%	10/5/17	8,650	8,710
Raymond James Financial Inc.	8.600%	8/15/19	2,050	2,413
Stifel Financial Corp.	3.500%	12/1/20	2,250	2,247
TD Ameritrade Holding Corp.	5.600%	12/1/19	3,425	3,790

Finance Companies (0.9%)
Air Lease Corp.	2.125%	1/15/18	4,253	4,215
Air Lease Corp.	2.625%	9/4/18	4,625	4,625
Air Lease Corp.	3.375%	1/15/19	5,653	5,759
Air Lease Corp.	4.750%	3/1/20	3,119	3,322
Air Lease Corp.	3.875%	4/1/21	3,225	3,332
Air Lease Corp.	3.375%	6/1/21	1,700	1,715
Ares Capital Corp.	4.875%	11/30/18	5,330	5,520
Ares Capital Corp.	3.875%	1/15/20	4,575	4,676

FS Investment Corp.	4.000%	7/15/19	4,000	3,990
FS Investment Corp.	4.250%	1/15/20	1,325	1,341
GATX Corp.	2.375%	7/30/18	1,975	1,973
GATX Corp.	2.500%	7/30/19	2,075	2,087
GATX Corp.	2.600%	3/30/20	3,975	3,892
1 GE Capital International Funding Co.	2.342%	11/15/20	52,274	53,162
HSBC Finance Corp.	6.676%	1/15/21	22,781	25,807
1 International Lease Finance Corp.	7.125%	9/1/18	9,100	9,987
Prospect Capital Corp.	5.000%	7/15/19	2,225	2,158

Insurance (3.6%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,026	3,434
Aetna Inc.	1.500%	11/15/17	3,860	3,862
Aetna Inc.	2.200%	3/15/19	5,330	5,392
Aetna Inc.	3.950%	9/1/20	3,260	3,469
Aflac Inc.	2.400%	3/16/20	5,800	5,946
Alleghany Corp.	5.625%	9/15/20	1,400	1,551
Allied World Assurance Co. Ltd.	5.500%	11/15/20	1,875	2,075
Allstate Corp.	7.450%	5/16/19	100	115
2 Allstate Corp.	6.125%	5/15/67	4,369	4,216
Alterra Finance LLC	6.250%	9/30/20	2,365	2,666
American Financial Group Inc.	9.875%	6/15/19	2,665	3,226
American International Group Inc.	5.850%	1/16/18	8,897	9,495
American International Group Inc.	2.300%	7/16/19	9,927	10,012
American International Group Inc.	3.375%	8/15/20	6,250	6,428
American International Group Inc.	6.400%	12/15/20	5,325	6,138
American International Group Inc.	3.300%	3/1/21	9,600	9,841
Anthem Inc.	5.875%	6/15/17	4,912	5,140
Anthem Inc.	1.875%	1/15/18	7,325	7,346
Anthem Inc.	2.300%	7/15/18	4,698	4,744
Anthem Inc.	7.000%	2/15/19	625	706
Anthem Inc.	2.250%	8/15/19	7,565	7,638
Anthem Inc.	4.350%	8/15/20	5,305	5,707
Aon Corp.	5.000%	9/30/20	4,606	5,099
Aon plc	2.800%	3/15/21	1,368	1,379
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,725	1,910
Assurant Inc.	2.500%	3/15/18	2,450	2,472
Axis Specialty Finance LLC	5.875%	6/1/20	6,842	7,588
AXIS Specialty Finance plc	2.650%	4/1/19	4,220	4,241
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	6,500	6,538
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	8,149	8,164
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	12,713	13,733
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	6,784	6,902
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	10,500	10,595
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	7,575	8,365
Berkshire Hathaway Inc.	1.550%	2/9/18	7,082	7,140
Berkshire Hathaway Inc.	2.100%	8/14/19	5,900	6,035
Berkshire Hathaway Inc.	2.200%	3/15/21	8,850	8,994
Chubb Corp.	5.750%	5/15/18	4,310	4,672
Chubb INA Holdings Inc.	5.800%	3/15/18	8,000	8,580
Chubb INA Holdings Inc.	5.900%	6/15/19	3,625	4,058
Chubb INA Holdings Inc.	2.300%	11/3/20	10,356	10,530
Cigna Corp.	5.125%	6/15/20	2,680	2,958
Cigna Corp.	4.375%	12/15/20	1,750	1,883
Cigna Corp.	4.500%	3/15/21	2,924	3,162
CNA Financial Corp.	7.350%	11/15/19	2,375	2,721
CNA Financial Corp.	5.875%	8/15/20	5,202	5,792

Hartford Financial Services Group Inc.	6.300%	3/15/18	4,420	4,726
Hartford Financial Services Group Inc.	6.000%	1/15/19	3,020	3,298
Hartford Financial Services Group Inc.	5.500%	3/30/20	4,350	4,848
Humana Inc.	7.200%	6/15/18	3,303	3,649
Humana Inc.	6.300%	8/1/18	2,435	2,659
Humana Inc.	2.625%	10/1/19	3,530	3,603
Kemper Corp.	6.000%	5/15/17	3,440	3,571
Lincoln National Corp.	8.750%	7/1/19	3,500	4,143
Lincoln National Corp.	6.250%	2/15/20	3,425	3,836
Manulife Financial Corp.	4.900%	9/17/20	4,000	4,351
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	2,150	2,178
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	2,610	2,637
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,318	5,360
MetLife Inc.	1.756%	12/15/17	7,268	7,338
MetLife Inc.	1.903%	12/15/17	6,150	6,193
MetLife Inc.	6.817%	8/15/18	6,842	7,618
MetLife Inc.	7.717%	2/15/19	7,570	8,718
MetLife Inc.	4.750%	2/8/21	10,300	11,413
PartnerRe Finance B LLC	5.500%	6/1/20	5,145	5,683
Principal Financial Group Inc.	1.850%	11/15/17	1,935	1,935
Principal Financial Group Inc.	8.875%	5/15/19	2,575	3,032
2 Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,774
2 Progressive Corp.	6.700%	6/15/67	4,567	4,202
Protective Life Corp.	7.375%	10/15/19	1,650	1,898
Prudential Financial Inc.	6.000%	12/1/17	5,501	5,847
Prudential Financial Inc.	2.300%	8/15/18	4,775	4,849
Prudential Financial Inc.	7.375%	6/15/19	4,625	5,331
Prudential Financial Inc.	2.350%	8/15/19	5,050	5,103
Prudential Financial Inc.	5.375%	6/21/20	9,589	10,711
Prudential Financial Inc.	4.500%	11/15/20	3,900	4,264
2 Prudential Financial Inc.	8.875%	6/15/68	4,405	4,901
Reinsurance Group of America Inc.	6.450%	11/15/19	3,435	3,861
2 StanCorp Financial Group Inc.	6.900%	6/1/67	1,495	1,170
Torchmark Corp.	9.250%	6/15/19	2,500	2,974
Travelers Cos. Inc.	5.750%	12/15/17	2,200	2,346
Travelers Cos. Inc.	5.800%	5/15/18	3,653	3,954
Travelers Cos. Inc.	5.900%	6/2/19	4,415	4,959
Travelers Cos. Inc.	3.900%	11/1/20	2,975	3,228
UnitedHealth Group Inc.	6.000%	6/15/17	1,830	1,923
UnitedHealth Group Inc.	1.450%	7/17/17	7,009	7,038
UnitedHealth Group Inc.	1.400%	10/15/17	6,388	6,402
UnitedHealth Group Inc.	1.400%	12/15/17	6,154	6,179
UnitedHealth Group Inc.	6.000%	2/15/18	9,592	10,338
UnitedHealth Group Inc.	1.900%	7/16/18	10,450	10,582
UnitedHealth Group Inc.	1.700%	2/15/19	1,456	1,464
UnitedHealth Group Inc.	1.625%	3/15/19	4,525	4,544
UnitedHealth Group Inc.	2.300%	12/15/19	6,825	7,006
UnitedHealth Group Inc.	2.700%	7/15/20	13,476	13,927
UnitedHealth Group Inc.	3.875%	10/15/20	1,629	1,762
UnitedHealth Group Inc.	4.700%	2/15/21	3,375	3,773
UnitedHealth Group Inc.	2.125%	3/15/21	7,297	7,308
Unum Group	5.625%	9/15/20	1,893	2,085
Unum Group	3.000%	5/15/21	3,950	3,966
Voya Financial Inc.	2.900%	2/15/18	9,080	9,208
Willis Towers Watson plc	5.750%	3/15/21	3,915	4,358
WR Berkley Corp.	7.375%	9/15/19	1,282	1,483
WR Berkley Corp.	5.375%	9/15/20	3,175	3,481

XLIT Ltd.	2.300%	12/15/18	3,250	3,268

Real Estate Investment Trusts (1.9%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	3,000	2,983
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	4,720	4,832
AvalonBay Communities Inc.	3.625%	10/1/20	5,525	5,848
AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,075
Boston Properties LP	3.700%	11/15/18	5,787	6,040
Boston Properties LP	5.875%	10/15/19	8,759	9,790
Boston Properties LP	5.625%	11/15/20	4,275	4,846
Boston Properties LP	4.125%	5/15/21	6,000	6,454
Brandywine Operating Partnership LP	4.950%	4/15/18	3,525	3,683
DDR Corp.	7.500%	4/1/17	1	1
DDR Corp.	7.875%	9/1/20	2,975	3,560
DDR Corp.	3.500%	1/15/21	2,375	2,417
Digital Realty Trust LP	5.875%	2/1/20	3,550	3,944
Digital Realty Trust LP	3.400%	10/1/20	3,350	3,441
Digital Realty Trust LP	5.250%	3/15/21	4,110	4,548
Duke Realty LP	6.500%	1/15/18	750	803
Duke Realty LP	6.750%	3/15/20	1,025	1,165
Duke Realty LP	3.875%	2/15/21	1,000	1,042
EPR Properties	7.750%	7/15/20	1,000	1,153
Equity CommonWealth	6.250%	6/15/17	1,000	1,022
Equity CommonWealth	6.650%	1/15/18	1,000	1,046
Equity Commonwealth	5.875%	9/15/20	1,900	2,068
ERP Operating LP	5.750%	6/15/17	2,842	2,971
ERP Operating LP	2.375%	7/1/19	3,969	4,040
ERP Operating LP	4.750%	7/15/20	3,725	4,089
Federal Realty Investment Trust	2.550%	1/15/21	2,200	2,223
Government Properties Income Trust	3.750%	8/15/19	2,725	2,773
HCP Inc.	6.700%	1/30/18	6,329	6,784
HCP Inc.	3.750%	2/1/19	2,000	2,060
HCP Inc.	2.625%	2/1/20	9,125	9,072
HCP Inc.	5.375%	2/1/21	8,542	9,421
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,330	1,472
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,112
Hospitality Properties Trust	4.250%	2/15/21	3,175	3,251
Kilroy Realty LP	4.800%	7/15/18	3,269	3,429
Kimco Realty Corp.	4.300%	2/1/18	3,275	3,408
Kimco Realty Corp.	6.875%	10/1/19	1,475	1,695
Kimco Realty Corp.	3.200%	5/1/21	1,375	1,411
Liberty Property LP	6.625%	10/1/17	1,962	2,082
Liberty Property LP	4.750%	10/1/20	4,700	5,027
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,006
Mack-Cali Realty LP	7.750%	8/15/19	2,950	3,323
ProLogis LP	2.750%	2/15/19	3,050	3,114
ProLogis LP	3.350%	2/1/21	4,100	4,289
Realty Income Corp.	2.000%	1/31/18	3,075	3,088
Realty Income Corp.	6.750%	8/15/19	3,985	4,537
Realty Income Corp.	5.750%	1/15/21	1,000	1,127
Regency Centers LP	5.875%	6/15/17	2,062	2,148
Regency Centers LP	4.800%	4/15/21	2,275	2,467
Select Income REIT	2.850%	2/1/18	5,375	5,398
Select Income REIT	3.600%	2/1/20	150	151
Senior Housing Properties Trust	3.250%	5/1/19	4,550	4,527
Simon Property Group LP	2.150%	9/15/17	5,644	5,707

Simon Property Group LP	2.200%	2/1/19	6,822	6,931
Simon Property Group LP	10.350%	4/1/19	4,686	5,703
Simon Property Group LP	5.650%	2/1/20	7,159	8,001
Simon Property Group LP	2.500%	9/1/20	4,100	4,193
Simon Property Group LP	4.375%	3/1/21	6,800	7,498
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,905
Tanger Properties LP	6.125%	6/1/20	2,500	2,822
UDR Inc.	4.250%	6/1/18	4,300	4,496
UDR Inc.	3.700%	10/1/20	6,925	7,223
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	8,196	8,206
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	3,660	3,832
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	4,575	4,606
Vornado Realty LP	2.500%	6/30/19	3,325	3,360
Washington Prime Group LP	3.850%	4/1/20	1,800	1,836
Washington REIT	4.950%	10/1/20	1,875	2,002
Welltower Inc.	4.700%	9/15/17	7,159	7,407
Welltower Inc.	2.250%	3/15/18	5,319	5,350
Welltower Inc.	4.125%	4/1/19	2,950	3,098
Welltower Inc.	6.125%	4/15/20	3,275	3,701
Welltower Inc.	4.950%	1/15/21	5,785	6,309
				6,037,501
Industrial (53.4%)
Basic Industry (2.7%)
Agrium Inc.	6.750%	1/15/19	4,799	5,274
Air Products & Chemicals Inc.	1.200%	10/15/17	2,575	2,584
Air Products & Chemicals Inc.	4.375%	8/21/19	1,115	1,205
Airgas Inc.	1.650%	2/15/18	1,850	1,849
Airgas Inc.	2.375%	2/15/20	1,450	1,459
Airgas Inc.	3.050%	8/1/20	5,350	5,457
Albemarle Corp.	3.000%	12/1/19	2,175	2,185
Albemarle Corp.	4.500%	12/15/20	2,050	2,150
Barrick North America Finance LLC	4.400%	5/30/21	6,951	7,294
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	8,806	8,861
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	11,450	12,914
Cabot Corp.	2.550%	1/15/18	1,125	1,126
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,865	3,245
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,624
CF Industries Inc.	6.875%	5/1/18	9,680	10,467
CF Industries Inc.	7.125%	5/1/20	7,140	8,149
Domtar Corp.	10.750%	6/1/17	399	429
Dow Chemical Co.	5.700%	5/15/18	2,000	2,147
Dow Chemical Co.	8.550%	5/15/19	14,300	16,953
Dow Chemical Co.	4.250%	11/15/20	18,230	19,756
Eastman Chemical Co.	2.400%	6/1/17	11,725	11,814
Eastman Chemical Co.	2.700%	1/15/20	8,675	8,830
Eastman Chemical Co.	4.500%	1/15/21	750	808
Ecolab Inc.	1.450%	12/8/17	3,713	3,711
Ecolab Inc.	1.550%	1/12/18	3,190	3,191
Ecolab Inc.	2.000%	1/14/19	2,300	2,313
Ecolab Inc.	2.250%	1/12/20	2,650	2,669
EI du Pont de Nemours & Co.	6.000%	7/15/18	13,266	14,545
EI du Pont de Nemours & Co.	4.625%	1/15/20	8,962	9,804
EI du Pont de Nemours & Co.	3.625%	1/15/21	5,575	5,929
EI du Pont de Nemours & Co.	4.250%	4/1/21	4,050	4,426
Glencore Canada Corp.	5.500%	6/15/17	900	925
Goldcorp Inc.	2.125%	3/15/18	6,195	6,135
International Paper Co.	7.950%	6/15/18	9,400	10,561

International Paper Co.	9.375%	5/15/19	118	141
Lubrizol Corp.	8.875%	2/1/19	3,538	4,210
LyondellBasell Industries NV	5.000%	4/15/19	18,840	20,234
MeadWestvaco Corp.	7.375%	9/1/19	750	852
Methanex Corp.	3.250%	12/15/19	2,675	2,497
Monsanto Co.	1.150%	6/30/17	4,846	4,840
Monsanto Co.	5.125%	4/15/18	3,127	3,329
Monsanto Co.	1.850%	11/15/18	2,035	2,039
Monsanto Co.	2.125%	7/15/19	8,950	9,009
Newmont Mining Corp.	5.125%	10/1/19	4,806	5,177
Nucor Corp.	5.750%	12/1/17	5,900	6,229
Nucor Corp.	5.850%	6/1/18	5,568	5,985
Plum Creek Timberlands LP	4.700%	3/15/21	3,900	4,207
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	5,138	5,264
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	2,300	2,596
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,825	4,153
PPG Industries Inc.	2.300%	11/15/19	5,000	5,040
PPG Industries Inc.	3.600%	11/15/20	2,825	2,939
Praxair Inc.	1.050%	11/7/17	1,925	1,921
Praxair Inc.	1.250%	11/7/18	4,800	4,804
Praxair Inc.	4.500%	8/15/19	5,575	6,089
Praxair Inc.	2.250%	9/24/20	500	505
Praxair Inc.	4.050%	3/15/21	1,825	2,000
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	17,235	18,788
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	14,110	16,741
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	4,050	4,201
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,579	4,852
Rio Tinto Finance USA plc	1.625%	8/21/17	700	702
Rio Tinto Finance USA plc	2.250%	12/14/18	6,145	6,170
Rohm & Haas Co.	6.000%	9/15/17	1,756	1,856
RPM International Inc.	6.500%	2/15/18	2,200	2,358
RPM International Inc.	6.125%	10/15/19	3,000	3,327
Sherwin-Williams Co.	1.350%	12/15/17	6,200	6,207
Southern Copper Corp.	5.375%	4/16/20	3,000	3,218
Vale Overseas Ltd.	5.625%	9/15/19	9,975	9,975
Vale Overseas Ltd.	4.625%	9/15/20	6,625	6,211
Valspar Corp.	7.250%	6/15/19	800	911
WestRock RKT Co.	4.450%	3/1/19	5,000	5,263
WestRock RKT Co.	3.500%	3/1/20	2,500	2,563
Weyerhaeuser Co.	7.375%	10/1/19	4,000	4,594

Capital Goods (5.5%)
3M Co.	1.000%	6/26/17	5,445	5,454
3M Co.	1.375%	8/7/18	3,875	3,895
3M Co.	1.625%	6/15/19	3,975	4,018
3M Co.	2.000%	8/7/20	3,875	3,934
Acuity Brands Lighting Inc.	6.000%	12/15/19	4,175	4,581
Bemis Co. Inc.	6.800%	8/1/19	2,900	3,248
Boeing Capital Corp.	2.900%	8/15/18	850	881
Boeing Capital Corp.	4.700%	10/27/19	3,734	4,136
Boeing Co.	0.950%	5/15/18	3,236	3,227
Boeing Co.	6.000%	3/15/19	2,200	2,477
Boeing Co.	4.875%	2/15/20	11,875	13,216
Boeing Co.	1.650%	10/30/20	2,050	2,039
Caterpillar Financial Services Corp.	1.625%	6/1/17	3,573	3,595
Caterpillar Financial Services Corp.	1.250%	8/18/17	5,824	5,833
Caterpillar Financial Services Corp.	1.250%	11/6/17	9,207	9,226

Caterpillar Financial Services Corp.	1.500%	2/23/18	1,550	1,559
Caterpillar Financial Services Corp.	1.300%	3/1/18	2,750	2,755
Caterpillar Financial Services Corp.	5.450%	4/15/18	2,999	3,230
Caterpillar Financial Services Corp.	2.450%	9/6/18	4,450	4,557
Caterpillar Financial Services Corp.	7.050%	10/1/18	5,008	5,652
Caterpillar Financial Services Corp.	1.800%	11/13/18	6,350	6,415
Caterpillar Financial Services Corp.	7.150%	2/15/19	12,689	14,540
Caterpillar Financial Services Corp.	1.350%	5/18/19	5,000	4,987
Caterpillar Financial Services Corp.	2.100%	6/9/19	6,295	6,418
Caterpillar Financial Services Corp.	2.250%	12/1/19	1,152	1,177
Caterpillar Financial Services Corp.	2.000%	3/5/20	2,175	2,198
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,000	4,114
Caterpillar Inc.	1.500%	6/26/17	8,526	8,575
Caterpillar Inc.	7.900%	12/15/18	7,906	9,148
Caterpillar Inc.	3.900%	5/27/21	6,980	7,623
Cooper US Inc.	6.100%	7/1/17	2,660	2,787
Crane Co.	2.750%	12/15/18	4,050	4,104
CRH America Inc.	8.125%	7/15/18	2,350	2,637
CRH America Inc.	5.750%	1/15/21	3,159	3,546
Danaher Corp.	5.625%	1/15/18	6,968	7,463
Danaher Corp.	1.650%	9/15/18	3,296	3,328
Danaher Corp.	5.400%	3/1/19	6,225	6,890
Danaher Corp.	2.400%	9/15/20	4,119	4,233
Deere & Co.	4.375%	10/16/19	3,314	3,640
Dover Corp.	5.450%	3/15/18	1,735	1,859
Dover Corp.	4.300%	3/1/21	4,300	4,690
Eaton Corp.	1.500%	11/2/17	8,660	8,670
Eaton Corp.	5.600%	5/15/18	5,075	5,434
Eaton Corp.	6.950%	3/20/19	75	85
Eaton Electric Holdings LLC	3.875%	12/15/20	1,875	1,985
Emerson Electric Co.	5.375%	10/15/17	5,010	5,273
Emerson Electric Co.	5.250%	10/15/18	2,950	3,216
Emerson Electric Co.	4.875%	10/15/19	2,310	2,559
Emerson Electric Co.	4.250%	11/15/20	1,650	1,817
Fortune Brands Home & Security Inc.	3.000%	6/15/20	2,490	2,524
General Dynamics Corp.	1.000%	11/15/17	7,503	7,504
General Electric Capital Corp.	5.625%	9/15/17	15,600	16,519
General Electric Capital Corp.	5.625%	5/1/18	20,674	22,432
General Electric Capital Corp.	2.300%	1/14/19	500	513
General Electric Capital Corp.	6.000%	8/7/19	14,359	16,406
General Electric Capital Corp.	2.100%	12/11/19	4,100	4,196
General Electric Capital Corp.	5.500%	1/8/20	10,724	12,079
General Electric Capital Corp.	2.200%	1/9/20	11,063	11,317
General Electric Capital Corp.	5.550%	5/4/20	9,139	10,467
General Electric Capital Corp.	4.375%	9/16/20	11,696	12,856
General Electric Capital Corp.	4.625%	1/7/21	11,245	12,633
General Electric Capital Corp.	5.300%	2/11/21	10,560	12,132
General Electric Co.	5.250%	12/6/17	38,983	41,401
Harris Corp.	1.999%	4/27/18	6,950	6,946
Harris Corp.	2.700%	4/27/20	3,300	3,287
Harris Corp.	4.400%	12/15/20	3,275	3,460
Honeywell International Inc.	5.300%	3/1/18	11,350	12,140
Honeywell International Inc.	5.000%	2/15/19	6,725	7,367
Honeywell International Inc.	4.250%	3/1/21	6,250	6,944
Illinois Tool Works Inc.	1.950%	3/1/19	6,175	6,280
Illinois Tool Works Inc.	6.250%	4/1/19	6,475	7,308
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	7,073	7,833

Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	3,025	3,115
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,250	2,257
John Deere Capital Corp.	1.125%	6/12/17	1,005	1,007
John Deere Capital Corp.	2.800%	9/18/17	4,550	4,646
John Deere Capital Corp.	1.200%	10/10/17	3,879	3,890
John Deere Capital Corp.	1.550%	12/15/17	2,207	2,222
John Deere Capital Corp.	1.350%	1/16/18	8,650	8,681
John Deere Capital Corp.	1.300%	3/12/18	8,530	8,547
John Deere Capital Corp.	5.350%	4/3/18	2,933	3,148
John Deere Capital Corp.	1.600%	7/13/18	2,104	2,120
John Deere Capital Corp.	1.750%	8/10/18	3,700	3,734
John Deere Capital Corp.	5.750%	9/10/18	4,769	5,236
John Deere Capital Corp.	1.950%	12/13/18	7,141	7,238
John Deere Capital Corp.	1.950%	1/8/19	4,300	4,365
John Deere Capital Corp.	1.950%	3/4/19	6,300	6,375
John Deere Capital Corp.	2.250%	4/17/19	8,293	8,477
John Deere Capital Corp.	2.300%	9/16/19	2,500	2,562
John Deere Capital Corp.	1.700%	1/15/20	2,575	2,569
John Deere Capital Corp.	2.050%	3/10/20	6,250	6,297
John Deere Capital Corp.	2.375%	7/14/20	4,665	4,758
John Deere Capital Corp.	2.450%	9/11/20	3,500	3,562
John Deere Capital Corp.	2.550%	1/8/21	3,750	3,846
John Deere Capital Corp.	2.800%	3/4/21	2,900	3,006
Kennametal Inc.	2.650%	11/1/19	3,374	3,270
L-3 Communications Corp.	5.200%	10/15/19	2,950	3,185
L-3 Communications Corp.	4.750%	7/15/20	7,634	8,133
L-3 Communications Corp.	4.950%	2/15/21	6,900	7,408
Lockheed Martin Corp.	1.850%	11/23/18	7,677	7,745
Lockheed Martin Corp.	4.250%	11/15/19	8,100	8,821
Lockheed Martin Corp.	2.500%	11/23/20	10,350	10,525
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,252
Northrop Grumman Corp.	1.750%	6/1/18	7,180	7,198
Northrop Grumman Corp.	5.050%	8/1/19	1,675	1,844
Northrop Grumman Corp.	3.500%	3/15/21	4,450	4,711
Owens Corning	6.500%	12/1/16	197	201
Owens Corning	9.000%	6/15/19	62	71
Parker Hannifin Corp.	5.500%	5/15/18	4,243	4,586
Pentair Finance SA	1.875%	9/15/17	2,770	2,761
Pentair Finance SA	2.900%	9/15/18	1,025	1,025
Pentair Finance SA	2.650%	12/1/19	500	493
Pentair Finance SA	3.625%	9/15/20	8,000	8,014
Pentair Finance SA	5.000%	5/15/21	3,520	3,721
Precision Castparts Corp.	1.250%	1/15/18	8,734	8,746
Precision Castparts Corp.	2.250%	6/15/20	4,050	4,119
Raytheon Co.	6.750%	3/15/18	900	987
Raytheon Co.	6.400%	12/15/18	3,266	3,661
Raytheon Co.	4.400%	2/15/20	4,350	4,755
Raytheon Co.	3.125%	10/15/20	10,690	11,311
Republic Services Inc.	3.800%	5/15/18	5,726	5,977
Republic Services Inc.	5.500%	9/15/19	6,070	6,714
Republic Services Inc.	5.000%	3/1/20	7,317	7,991
Rockwell Automation Inc.	5.650%	12/1/17	500	530
Rockwell Automation Inc.	2.050%	3/1/20	5,725	5,761
Rockwell Collins Inc.	5.250%	7/15/19	1,250	1,386
Roper Technologies Inc.	1.850%	11/15/17	3,075	3,086
Roper Technologies Inc.	2.050%	10/1/18	8,235	8,305
Roper Technologies Inc.	6.250%	9/1/19	2,868	3,212

Roper Technologies Inc.	3.000%	12/15/20	5,825	5,959
Stanley Black & Decker Inc.	2.451%	11/17/18	5,002	5,094
2 Stanley Black & Decker Inc.	5.750%	12/15/53	2,800	2,961
Textron Inc.	5.600%	12/1/17	2,775	2,904
Textron Inc.	7.250%	10/1/19	1,550	1,765
Textron Inc.	3.650%	3/1/21	4,500	4,651
United Technologies Corp.	1.800%	6/1/17	15,887	16,009
United Technologies Corp.	5.375%	12/15/17	8,198	8,728
United Technologies Corp.	6.125%	2/1/19	10,850	12,140
United Technologies Corp.	4.500%	4/15/20	9,337	10,311
Valmont Industries Inc.	6.625%	4/20/20	668	746
Vulcan Materials Co.	7.000%	6/15/18	1,000	1,105
Waste Management Inc.	6.100%	3/15/18	5,152	5,577
Waste Management Inc.	4.750%	6/30/20	5,400	5,994
Waste Management Inc.	4.600%	3/1/21	3,127	3,425

Communication (6.7%)
21st Century Fox America Inc.	7.250%	5/18/18	700	772
21st Century Fox America Inc.	8.250%	8/10/18	3,280	3,699
21st Century Fox America Inc.	6.900%	3/1/19	5,175	5,876
21st Century Fox America Inc.	5.650%	8/15/20	4,100	4,659
21st Century Fox America Inc.	4.500%	2/15/21	7,975	8,734
America Movil SAB de CV	5.625%	11/15/17	3,529	3,722
America Movil SAB de CV	5.000%	10/16/19	8,225	8,964
America Movil SAB de CV	5.000%	3/30/20	16,828	18,502
American Tower Corp.	4.500%	1/15/18	7,247	7,539
American Tower Corp.	3.400%	2/15/19	6,675	6,902
American Tower Corp.	2.800%	6/1/20	10,000	10,080
American Tower Corp.	5.050%	9/1/20	6,106	6,657
American Tower Corp.	3.300%	2/15/21	7,500	7,694
AT&T Inc.	1.700%	6/1/17	7,383	7,413
AT&T Inc.	1.400%	12/1/17	14,898	14,897
AT&T Inc.	1.750%	1/15/18	5,055	5,072
AT&T Inc.	5.500%	2/1/18	23,245	24,712
AT&T Inc.	5.600%	5/15/18	6,213	6,703
AT&T Inc.	2.375%	11/27/18	14,706	14,945
AT&T Inc.	5.800%	2/15/19	16,804	18,573
AT&T Inc.	2.300%	3/11/19	13,299	13,479
AT&T Inc.	5.875%	10/1/19	5,643	6,348
AT&T Inc.	5.200%	3/15/20	10,215	11,266
AT&T Inc.	2.450%	6/30/20	19,956	20,024
AT&T Inc.	4.600%	2/15/21	8,700	9,420
AT&T Inc.	2.800%	2/17/21	6,500	6,585
AT&T Inc.	5.000%	3/1/21	18,085	19,949
AT&T Inc.	4.450%	5/15/21	7,405	8,030
British Telecommunications plc	5.950%	1/15/18	9,290	9,961
British Telecommunications plc	2.350%	2/14/19	8,365	8,522
CBS Corp.	1.950%	7/1/17	4,325	4,341
CBS Corp.	4.625%	5/15/18	1,025	1,077
CBS Corp.	2.300%	8/15/19	4,500	4,536
CBS Corp.	5.750%	4/15/20	3,910	4,419
CBS Corp.	4.300%	2/15/21	3,125	3,375
CC Holdings GS V LLC / Crown Castle GS III
Corp.	2.381%	12/15/17	8,187	8,270
1 CCO Safari II LLC	3.579%	7/23/20	17,225	17,760
Comcast Corp.	6.300%	11/15/17	3,748	4,026
Comcast Corp.	5.875%	2/15/18	9,049	9,755

Comcast Corp.	5.700%	5/15/18	10,630	11,544
Comcast Corp.	5.700%	7/1/19	3,227	3,620
Comcast Corp.	5.150%	3/1/20	13,768	15,447
Crown Castle International Corp.	3.400%	2/15/21	8,050	8,291
Deutsche Telekom International Finance BV	6.750%	8/20/18	10,256	11,440
Deutsche Telekom International Finance BV	6.000%	7/8/19	4,925	5,528
Discovery Communications LLC	5.625%	8/15/19	3,035	3,318
Discovery Communications LLC	5.050%	6/1/20	8,475	9,215
Electronic Arts Inc.	3.700%	3/1/21	5,300	5,522
Grupo Televisa SAB	6.000%	5/15/18	2,350	2,519
GTE Corp.	6.840%	4/15/18	2	2
Historic TW Inc.	6.875%	6/15/18	7,019	7,721
Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,250	2,256
Moody's Corp.	2.750%	7/15/19	4,325	4,426
Moody's Corp.	5.500%	9/1/20	2,900	3,227
NBCUniversal Media LLC	5.150%	4/30/20	18,913	21,256
NBCUniversal Media LLC	4.375%	4/1/21	14,093	15,627
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	5,431	5,435
Omnicom Group Inc.	6.250%	7/15/19	2,900	3,277
Omnicom Group Inc.	4.450%	8/15/20	10,350	11,309
Orange SA	2.750%	2/6/19	11,220	11,507
Orange SA	5.375%	7/8/19	8,080	8,927
Qwest Corp.	6.500%	6/1/17	2,862	2,974
RELX Capital Inc.	8.625%	1/15/19	875	1,010
Rogers Communications Inc.	6.800%	8/15/18	12,075	13,359
S&P Global Inc.	5.900%	11/15/17	2,477	2,621
S&P Global Inc.	2.500%	8/15/18	3,500	3,554
S&P Global Inc.	3.300%	8/14/20	4,950	5,116
Scripps Networks Interactive Inc.	2.750%	11/15/19	3,000	3,034
Scripps Networks Interactive Inc.	2.800%	6/15/20	6,450	6,492
Telefonica Emisiones SAU	6.221%	7/3/17	8,260	8,661
Telefonica Emisiones SAU	3.192%	4/27/18	13,190	13,496
Telefonica Emisiones SAU	5.877%	7/15/19	1,980	2,183
Telefonica Emisiones SAU	5.134%	4/27/20	12,525	13,700
Telefonica Emisiones SAU	5.462%	2/16/21	10,782	12,145
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,750	1,939
Thomson Reuters Corp.	1.650%	9/29/17	3,690	3,694
Thomson Reuters Corp.	6.500%	7/15/18	7,505	8,222
Thomson Reuters Corp.	4.700%	10/15/19	4,575	4,943
Time Warner Cable Inc.	6.750%	7/1/18	18,950	20,658
Time Warner Cable Inc.	8.750%	2/14/19	15,125	17,598
Time Warner Cable Inc.	8.250%	4/1/19	10,550	12,219
Time Warner Cable Inc.	5.000%	2/1/20	9,561	10,250
Time Warner Cable Inc.	4.125%	2/15/21	4,650	4,822
Time Warner Cos. Inc.	7.250%	10/15/17	989	1,060
Time Warner Inc.	2.100%	6/1/19	3,850	3,888
Time Warner Inc.	4.875%	3/15/20	10,149	11,114
Time Warner Inc.	4.700%	1/15/21	7,625	8,363
Time Warner Inc.	4.750%	3/29/21	4,964	5,500
Verizon Communications Inc.	1.350%	6/9/17	10,975	10,997
Verizon Communications Inc.	1.100%	11/1/17	8,549	8,525
Verizon Communications Inc.	5.500%	2/15/18	5,255	5,658
Verizon Communications Inc.	6.100%	4/15/18	2,737	2,971
Verizon Communications Inc.	3.650%	9/14/18	24,041	25,249
Verizon Communications Inc.	2.550%	6/17/19	5,425	5,578
Verizon Communications Inc.	2.625%	2/21/20	38,723	39,709
Verizon Communications Inc.	4.500%	9/15/20	33,600	36,855

Verizon Communications Inc.	3.450%	3/15/21	7,779	8,228
Verizon Communications Inc.	4.600%	4/1/21	3,475	3,856
Viacom Inc.	6.125%	10/5/17	4,800	5,060
Viacom Inc.	2.500%	9/1/18	4,655	4,699
Viacom Inc.	2.200%	4/1/19	4,100	4,097
Viacom Inc.	5.625%	9/15/19	2,500	2,737
Viacom Inc.	2.750%	12/15/19	3,100	3,133
Viacom Inc.	3.875%	12/15/21	4,125	4,261
Vodafone Group plc	1.250%	9/26/17	11,815	11,782
Vodafone Group plc	1.500%	2/19/18	6,250	6,239
Vodafone Group plc	4.625%	7/15/18	10,175	10,817
Vodafone Group plc	5.450%	6/10/19	8,445	9,277
Vodafone Group plc	4.375%	3/16/21	3,399	3,678
Walt Disney Co.	6.000%	7/17/17	4,209	4,442
Walt Disney Co.	1.100%	12/1/17	10,765	10,777
Walt Disney Co.	5.875%	12/15/17	3,700	3,959
Walt Disney Co.	1.500%	9/17/18	9,203	9,273
Walt Disney Co.	1.650%	1/8/19	3,650	3,690
Walt Disney Co.	5.500%	3/15/19	400	446
Walt Disney Co.	1.850%	5/30/19	4,900	4,972
Walt Disney Co.	2.150%	9/17/20	6,200	6,338
Walt Disney Co.	2.300%	2/12/21	3,825	3,921

Consumer Cyclical (7.7%)
Advance Auto Parts Inc.	5.750%	5/1/20	2,175	2,393
Alibaba Group Holding Ltd.	1.625%	11/28/17	7,000	6,994
Alibaba Group Holding Ltd.	2.500%	11/28/19	17,650	17,728
Amazon.com Inc.	1.200%	11/29/17	4,850	4,856
Amazon.com Inc.	2.600%	12/5/19	13,800	14,304
American Honda Finance Corp.	1.200%	7/14/17	4,378	4,384
American Honda Finance Corp.	1.550%	12/11/17	9,316	9,359
American Honda Finance Corp.	1.500%	3/13/18	5,477	5,500
American Honda Finance Corp.	1.600%	7/13/18	9,280	9,333
American Honda Finance Corp.	2.125%	10/10/18	9,961	10,124
American Honda Finance Corp.	2.250%	8/15/19	11,275	11,530
American Honda Finance Corp.	2.450%	9/24/20	12,200	12,521
Automatic Data Processing Inc.	2.250%	9/15/20	6,250	6,425
AutoNation Inc.	6.750%	4/15/18	2,500	2,673
AutoNation Inc.	5.500%	2/1/20	2,680	2,914
AutoNation Inc.	3.350%	1/15/21	4,200	4,234
AutoZone Inc.	7.125%	8/1/18	1,325	1,473
AutoZone Inc.	1.625%	4/21/19	4,900	4,885
AutoZone Inc.	4.000%	11/15/20	2,484	2,653
AutoZone Inc.	2.500%	4/15/21	1,375	1,381
Best Buy Co. Inc.	5.000%	8/1/18	226	237
Best Buy Co. Inc.	5.500%	3/15/21	4,325	4,541
Block Financial LLC	4.125%	10/1/20	9,200	9,295
BorgWarner Inc.	4.625%	9/15/20	575	616
Brinker International Inc.	2.600%	5/15/18	2,366	2,380
Carnival Corp.	1.875%	12/15/17	3,904	3,931
Carnival Corp.	3.950%	10/15/20	5,225	5,577
Costco Wholesale Corp.	1.125%	12/15/17	9,062	9,088
Costco Wholesale Corp.	1.700%	12/15/19	7,895	7,980
Costco Wholesale Corp.	1.750%	2/15/20	4,085	4,114
CVS Health Corp.	1.900%	7/20/18	17,434	17,597
CVS Health Corp.	2.250%	12/5/18	13,628	13,858
CVS Health Corp.	2.250%	8/12/19	7,800	7,929

CVS Health Corp.	2.800%	7/20/20	28,033	28,773
CVS Health Corp.	2.125%	6/1/21	9,000	8,948
Delphi Automotive plc	3.150%	11/19/20	3,800	3,854
Dollar General Corp.	4.125%	7/15/17	4,030	4,148
Dollar General Corp.	1.875%	4/15/18	2,150	2,161
eBay Inc.	1.350%	7/15/17	4,945	4,939
eBay Inc.	2.500%	3/9/18	4,200	4,265
eBay Inc.	2.200%	8/1/19	9,920	9,978
eBay Inc.	3.250%	10/15/20	5,935	6,173
Expedia Inc.	7.456%	8/15/18	4,280	4,735
Expedia Inc.	5.950%	8/15/20	8,350	9,234
Ford Motor Co.	6.500%	8/1/18	150	165
Ford Motor Credit Co. LLC	3.000%	6/12/17	15,635	15,854
Ford Motor Credit Co. LLC	6.625%	8/15/17	10,312	10,914
Ford Motor Credit Co. LLC	1.684%	9/8/17	6,000	6,005
Ford Motor Credit Co. LLC	1.724%	12/6/17	9,250	9,236
Ford Motor Credit Co. LLC	2.145%	1/9/18	9,075	9,121
Ford Motor Credit Co. LLC	2.375%	1/16/18	15,705	15,837
Ford Motor Credit Co. LLC	5.000%	5/15/18	19,105	20,209
Ford Motor Credit Co. LLC	2.240%	6/15/18	1,300	1,308
Ford Motor Credit Co. LLC	2.875%	10/1/18	10,858	11,077
Ford Motor Credit Co. LLC	2.551%	10/5/18	5,000	5,061
Ford Motor Credit Co. LLC	2.375%	3/12/19	17,447	17,569
Ford Motor Credit Co. LLC	2.597%	11/4/19	10,087	10,207
Ford Motor Credit Co. LLC	8.125%	1/15/20	9,900	11,738
Ford Motor Credit Co. LLC	2.459%	3/27/20	4,250	4,239
Ford Motor Credit Co. LLC	3.157%	8/4/20	12,532	12,825
Ford Motor Credit Co. LLC	3.200%	1/15/21	11,598	11,837
Ford Motor Credit Co. LLC	5.750%	2/1/21	10,210	11,455
Ford Motor Credit Co. LLC	3.336%	3/18/21	14,200	14,506
General Motors Co.	3.500%	10/2/18	11,048	11,352
General Motors Financial Co. Inc.	2.625%	7/10/17	2,645	2,665
General Motors Financial Co. Inc.	4.750%	8/15/17	5,106	5,272
General Motors Financial Co. Inc.	3.000%	9/25/17	10,376	10,506
General Motors Financial Co. Inc.	3.250%	5/15/18	6,502	6,624
General Motors Financial Co. Inc.	6.750%	6/1/18	11,100	12,002
General Motors Financial Co. Inc.	3.100%	1/15/19	10,100	10,251
General Motors Financial Co. Inc.	2.400%	5/9/19	9,000	8,966
General Motors Financial Co. Inc.	3.500%	7/10/19	11,797	12,092
General Motors Financial Co. Inc.	3.150%	1/15/20	5,865	5,924
General Motors Financial Co. Inc.	3.200%	7/13/20	16,750	16,897
General Motors Financial Co. Inc.	3.700%	11/24/20	10,744	11,013
General Motors Financial Co. Inc.	4.200%	3/1/21	5,788	6,034
Home Depot Inc.	2.250%	9/10/18	7,340	7,508
Home Depot Inc.	2.000%	6/15/19	12,755	13,013
Home Depot Inc.	3.950%	9/15/20	1,600	1,736
Home Depot Inc.	2.000%	4/1/21	8,000	8,067
Home Depot Inc.	4.400%	4/1/21	10,577	11,735
Johnson Controls Inc.	1.400%	11/2/17	1,400	1,399
Johnson Controls Inc.	5.000%	3/30/20	2,950	3,161
Johnson Controls Inc.	4.250%	3/1/21	4,214	4,425
Lowe's Cos. Inc.	1.150%	4/15/19	1,000	995
Lowe's Cos. Inc.	4.625%	4/15/20	4,325	4,719
Lowe's Cos. Inc.	3.750%	4/15/21	2,943	3,168
Macy's Retail Holdings Inc.	7.450%	7/15/17	2,205	2,343
Macy's Retail Holdings Inc.	3.450%	1/15/21	3,500	3,539
Marriott International Inc.	6.375%	6/15/17	2,180	2,286

Marriott International Inc.	3.000%	3/1/19	3,938	4,015
Marriott International Inc.	3.375%	10/15/20	4,975	5,120
Marriott International Inc.	2.875%	3/1/21	2,900	2,934
MasterCard Inc.	2.000%	4/1/19	5,625	5,727
McDonald's Corp.	5.800%	10/15/17	3,776	4,008
McDonald's Corp.	5.350%	3/1/18	11,040	11,804
McDonald's Corp.	2.100%	12/7/18	4,910	4,984
McDonald's Corp.	5.000%	2/1/19	6,435	6,994
McDonald's Corp.	1.875%	5/29/19	5,534	5,576
McDonald's Corp.	2.200%	5/26/20	250	253
McDonald's Corp.	3.500%	7/15/20	3,675	3,889
McDonald's Corp.	2.750%	12/9/20	9,725	10,000
McDonald's Corp.	3.625%	5/20/21	3,396	3,625
Nordstrom Inc.	6.250%	1/15/18	5,677	6,063
Nordstrom Inc.	4.750%	5/1/20	3,275	3,525
O'Reilly Automotive Inc.	4.875%	1/14/21	3,337	3,658
PACCAR Financial Corp.	1.100%	6/6/17	1,300	1,301
PACCAR Financial Corp.	1.400%	11/17/17	2,400	2,411
PACCAR Financial Corp.	1.450%	3/9/18	3,463	3,477
PACCAR Financial Corp.	1.400%	5/18/18	3,000	3,007
PACCAR Financial Corp.	1.750%	8/14/18	2,250	2,260
PACCAR Financial Corp.	1.300%	5/10/19	6,200	6,167
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,884
PACCAR Financial Corp.	2.500%	8/14/20	2,500	2,549
PACCAR Financial Corp.	2.250%	2/25/21	2,500	2,499
QVC Inc.	3.125%	4/1/19	2,250	2,280
Ralph Lauren Corp.	2.125%	9/26/18	1,475	1,496
Ralph Lauren Corp.	2.625%	8/18/20	2,000	2,048
Staples Inc.	2.750%	1/12/18	2,925	2,944
Starbucks Corp.	2.000%	12/5/18	3,525	3,592
Starbucks Corp.	2.100%	2/4/21	6,050	6,133
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,810	1,965
Target Corp.	6.000%	1/15/18	7,910	8,513
Target Corp.	2.300%	6/26/19	9,175	9,420
Target Corp.	3.875%	7/15/20	10,375	11,209
TJX Cos. Inc.	6.950%	4/15/19	4,775	5,503
Toyota Motor Credit Corp.	1.250%	10/5/17	9,917	9,934
Toyota Motor Credit Corp.	1.375%	1/10/18	5,553	5,569
Toyota Motor Credit Corp.	1.450%	1/12/18	12,011	12,060
Toyota Motor Credit Corp.	1.200%	4/6/18	11,500	11,495
Toyota Motor Credit Corp.	1.550%	7/13/18	10,454	10,514
Toyota Motor Credit Corp.	2.000%	10/24/18	10,995	11,172
Toyota Motor Credit Corp.	2.100%	1/17/19	13,689	13,930
Toyota Motor Credit Corp.	1.700%	2/19/19	6,000	6,034
Toyota Motor Credit Corp.	1.400%	5/20/19	10,000	9,976
Toyota Motor Credit Corp.	2.125%	7/18/19	8,850	9,006
Toyota Motor Credit Corp.	2.150%	3/12/20	14,434	14,648
Toyota Motor Credit Corp.	4.500%	6/17/20	1,750	1,926
Toyota Motor Credit Corp.	4.250%	1/11/21	4,875	5,355
Toyota Motor Credit Corp.	1.900%	4/8/21	9,000	8,970
Toyota Motor Credit Corp.	2.750%	5/17/21	4,609	4,764
Visa Inc.	1.200%	12/14/17	14,500	14,541
Visa Inc.	2.200%	12/14/20	25,250	25,630
Wal-Mart Stores Inc.	5.800%	2/15/18	13,067	14,114
Wal-Mart Stores Inc.	1.125%	4/11/18	13,597	13,630
Wal-Mart Stores Inc.	1.950%	12/15/18	14,745	15,064
Wal-Mart Stores Inc.	4.125%	2/1/19	1,600	1,723

Wal-Mart Stores Inc.	3.625%	7/8/20	12,778	13,911
Wal-Mart Stores Inc.	3.250%	10/25/20	12,252	13,127
Wal-Mart Stores Inc.	4.250%	4/15/21	2,550	2,833
Walgreen Co.	5.250%	1/15/19	1,352	1,460
Walgreens Boots Alliance Inc.	1.750%	11/17/17	6,800	6,831
Walgreens Boots Alliance Inc.	1.750%	5/30/18	8,000	8,010
Walgreens Boots Alliance Inc.	2.700%	11/18/19	11,211	11,454
Walgreens Boots Alliance Inc.	2.600%	6/1/21	2,000	2,003
Western Union Co.	2.875%	12/10/17	1,977	2,008
Western Union Co.	3.650%	8/22/18	4,115	4,238
Western Union Co.	5.253%	4/1/20	2,575	2,826
Wyndham Worldwide Corp.	2.500%	3/1/18	2,851	2,860

Consumer Noncyclical (14.2%)
Abbott Laboratories	5.125%	4/1/19	3,690	4,017
Abbott Laboratories	2.000%	3/15/20	8,600	8,531
Abbott Laboratories	4.125%	5/27/20	4,065	4,366
AbbVie Inc.	1.750%	11/6/17	32,533	32,582
AbbVie Inc.	1.800%	5/14/18	27,815	27,866
AbbVie Inc.	2.000%	11/6/18	7,838	7,856
AbbVie Inc.	2.500%	5/14/20	32,229	32,493
AbbVie Inc.	2.300%	5/14/21	7,700	7,653
Actavis Funding SCS	1.300%	6/15/17	3,680	3,663
Actavis Funding SCS	2.350%	3/12/18	23,358	23,539
Actavis Funding SCS	2.450%	6/15/19	8,062	8,112
Actavis Funding SCS	3.000%	3/12/20	29,000	29,397
Actavis Inc.	1.875%	10/1/17	13,004	13,019
Actavis Inc.	6.125%	8/15/19	750	831
Agilent Technologies Inc.	5.000%	7/15/20	4,225	4,643
Allergan Inc.	1.350%	3/15/18	3,125	3,085
Allergan Inc.	3.375%	9/15/20	5,393	5,572
Altria Group Inc.	9.700%	11/10/18	2,275	2,705
Altria Group Inc.	9.250%	8/6/19	6,768	8,327
Altria Group Inc.	2.625%	1/14/20	14,800	15,219
Altria Group Inc.	4.750%	5/5/21	11,525	12,945
AmerisourceBergen Corp.	4.875%	11/15/19	2,650	2,895
Amgen Inc.	5.850%	6/1/17	6,998	7,321
Amgen Inc.	6.150%	6/1/18	3,848	4,201
Amgen Inc.	5.700%	2/1/19	3,186	3,518
Amgen Inc.	2.200%	5/22/19	18,417	18,690
Amgen Inc.	4.500%	3/15/20	1,450	1,580
Amgen Inc.	2.125%	5/1/20	8,463	8,508
Amgen Inc.	3.450%	10/1/20	6,917	7,318
Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,822	9,406
Anheuser-Busch Cos. LLC	5.000%	3/1/19	4,056	4,404
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	8,050	8,035
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	33,500	33,641
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	14,701	14,874
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	67,003	68,088
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	15,295	15,332
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	18,935	21,830
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	9,972	11,644
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	10,650	11,905
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	6,300	6,992
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,850	2,042
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,812	4,100
Archer-Daniels-Midland Co.	4.479%	3/1/21	4,000	4,452

AstraZeneca plc	5.900%	9/15/17	13,873	14,693
AstraZeneca plc	1.750%	11/16/18	8,509	8,592
AstraZeneca plc	1.950%	9/18/19	7,092	7,140
AstraZeneca plc	2.375%	11/16/20	13,275	13,374
1 Baxalta Inc.	2.000%	6/22/18	2,700	2,691
1 Baxalta Inc.	2.875%	6/23/20	7,300	7,279
Baxter International Inc.	5.900%	9/1/16	1	1
Beam Suntory Inc.	1.750%	6/15/18	2,725	2,725
Becton Dickinson & Co.	1.800%	12/15/17	10,848	10,898
Becton Dickinson & Co.	5.000%	5/15/19	2,850	3,086
Becton Dickinson & Co.	6.375%	8/1/19	5,150	5,814
Becton Dickinson & Co.	2.675%	12/15/19	9,901	10,109
Becton Dickinson & Co.	3.250%	11/12/20	7,300	7,572
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,775	3,011
Biogen Inc.	6.875%	3/1/18	7,273	7,923
Biogen Inc.	2.900%	9/15/20	11,200	11,527
Boston Scientific Corp.	2.650%	10/1/18	7,160	7,289
Boston Scientific Corp.	6.000%	1/15/20	6,675	7,519
Boston Scientific Corp.	2.850%	5/15/20	3,775	3,853
Bottling Group LLC	5.125%	1/15/19	11,585	12,663
Bristol-Myers Squibb Co.	0.875%	8/1/17	6,281	6,274
Bristol-Myers Squibb Co.	1.750%	3/1/19	3,650	3,703
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,139
Bunge Ltd. Finance Corp.	3.200%	6/15/17	5,169	5,232
Bunge Ltd. Finance Corp.	8.500%	6/15/19	5,100	5,969
Bunge Ltd. Finance Corp.	3.500%	11/24/20	4,100	4,241
Campbell Soup Co.	3.050%	7/15/17	2,645	2,702
Campbell Soup Co.	4.500%	2/15/19	1,110	1,196
Campbell Soup Co.	4.250%	4/15/21	2,160	2,349
Cardinal Health Inc.	1.900%	6/15/17	3,900	3,920
Cardinal Health Inc.	1.700%	3/15/18	6,160	6,182
Cardinal Health Inc.	1.950%	6/15/18	2,325	2,341
Cardinal Health Inc.	4.625%	12/15/20	6,050	6,721
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,700	1,706
Celgene Corp.	1.900%	8/15/17	4,565	4,593
Celgene Corp.	2.125%	8/15/18	6,017	6,081
Celgene Corp.	2.300%	8/15/18	3,775	3,824
Celgene Corp.	2.250%	5/15/19	4,850	4,899
Celgene Corp.	2.875%	8/15/20	9,082	9,289
Celgene Corp.	3.950%	10/15/20	8,400	8,950
Church & Dwight Co. Inc.	2.450%	12/15/19	2,825	2,864
Clorox Co.	5.950%	10/15/17	3,406	3,627
Coca-Cola Co.	1.650%	3/14/18	3,751	3,793
Coca-Cola Co.	1.150%	4/1/18	15,422	15,457
Coca-Cola Co.	1.650%	11/1/18	14,812	15,004
Coca-Cola Co.	1.375%	5/30/19	6,500	6,505
Coca-Cola Co.	1.875%	10/27/20	6,150	6,221
Coca-Cola Co.	2.450%	11/1/20	11,800	12,209
Coca-Cola Co.	3.150%	11/15/20	6,827	7,255
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,375	4,580
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	10,825	10,940
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,348
Colgate-Palmolive Co.	0.900%	5/1/18	3,450	3,446
Colgate-Palmolive Co.	1.500%	11/1/18	1,925	1,944
Colgate-Palmolive Co.	1.750%	3/15/19	8,494	8,613
ConAgra Foods Inc.	5.819%	6/15/17	1,526	1,591
ConAgra Foods Inc.	1.900%	1/25/18	15,150	15,250

ConAgra Foods Inc.	7.000%	4/15/19	347	393
Covidien International Finance SA	6.000%	10/15/17	11,884	12,659
Covidien International Finance SA	4.200%	6/15/20	5,200	5,682
CR Bard Inc.	1.375%	1/15/18	3,930	3,925
CR Bard Inc.	4.400%	1/15/21	3,918	4,267
Diageo Capital plc	5.750%	10/23/17	11,703	12,436
Diageo Capital plc	1.125%	4/29/18	4,957	4,948
Diageo Capital plc	4.828%	7/15/20	4,210	4,698
Dignity Health California GO	2.637%	11/1/19	2,450	2,502
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	6,675	7,352
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	2,250	2,295
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,900	1,897
Edwards Lifesciences Corp.	2.875%	10/15/18	4,685	4,789
Eli Lilly & Co.	1.250%	3/1/18	4,868	4,885
Eli Lilly & Co.	1.950%	3/15/19	5,575	5,680
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,725	5,692
Express Scripts Holding Co.	1.250%	6/2/17	2,008	2,006
Express Scripts Holding Co.	2.250%	6/15/19	5,425	5,462
Express Scripts Holding Co.	7.250%	6/15/19	7,240	8,363
Express Scripts Holding Co.	3.300%	2/25/21	3,800	3,928
General Mills Inc.	1.400%	10/20/17	2,431	2,441
General Mills Inc.	5.650%	2/15/19	8,490	9,384
General Mills Inc.	2.200%	10/21/19	6,993	7,099
Gilead Sciences Inc.	1.850%	9/4/18	7,508	7,592
Gilead Sciences Inc.	2.050%	4/1/19	4,832	4,908
Gilead Sciences Inc.	2.350%	2/1/20	4,654	4,742
Gilead Sciences Inc.	2.550%	9/1/20	16,800	17,214
Gilead Sciences Inc.	4.500%	4/1/21	8,231	9,113
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	19,465	21,124
Hasbro Inc.	6.300%	9/15/17	1,975	2,089
Hasbro Inc.	3.150%	5/15/21	2,850	2,900
Hershey Co.	1.600%	8/21/18	2,000	2,020
Hershey Co.	4.125%	12/1/20	2,875	3,186
Hillshire Brands Co.	4.100%	9/15/20	1,492	1,536
Hormel Foods Corp.	4.125%	4/15/21	1,100	1,206
Ingredion Inc.	4.625%	11/1/20	2,225	2,410
JM Smucker Co.	1.750%	3/15/18	2,541	2,551
JM Smucker Co.	2.500%	3/15/20	6,436	6,548
Johnson & Johnson	5.550%	8/15/17	4,544	4,793
Johnson & Johnson	1.125%	11/21/17	4,009	4,020
Johnson & Johnson	5.150%	7/15/18	7,107	7,699
Johnson & Johnson	1.650%	12/5/18	6,664	6,764
Johnson & Johnson	1.125%	3/1/19	6,318	6,313
Johnson & Johnson	1.875%	12/5/19	9,330	9,511
Johnson & Johnson	2.950%	9/1/20	4,850	5,125
Johnson & Johnson	1.650%	3/1/21	6,450	6,452
Johnson & Johnson	3.550%	5/15/21	3,250	3,545
Kellogg Co.	1.750%	5/17/17	2,775	2,791
Kellogg Co.	3.250%	5/21/18	450	465
Kellogg Co.	4.150%	11/15/19	4,225	4,540
Kellogg Co.	4.000%	12/15/20	6,380	6,924
Kimberly-Clark Corp.	6.125%	8/1/17	11,180	11,839
Kimberly-Clark Corp.	6.250%	7/15/18	1,478	1,626
Kimberly-Clark Corp.	7.500%	11/1/18	4,382	5,011
Kimberly-Clark Corp.	1.400%	2/15/19	4,200	4,223
Kimberly-Clark Corp.	1.900%	5/22/19	1,500	1,528
Kimberly-Clark Corp.	1.850%	3/1/20	2,025	2,049

Kimberly-Clark Corp.	3.625%	8/1/20	1,300	1,406
Kimberly-Clark Corp.	2.150%	8/15/20	1,825	1,872
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,405
Koninklijke Philips NV	5.750%	3/11/18	9,313	9,963
Kraft Foods Group Inc.	2.250%	6/5/17	8,144	8,227
Kraft Foods Group Inc.	6.125%	8/23/18	7,036	7,713
Kraft Foods Group Inc.	5.375%	2/10/20	6,954	7,760
1 Kraft Heinz Foods Co.	1.600%	6/30/17	8,025	8,047
1 Kraft Heinz Foods Co.	2.000%	7/2/18	9,991	10,066
1 Kraft Heinz Foods Co.	2.800%	7/2/20	11,055	11,329
Kroger Co.	6.400%	8/15/17	6,811	7,204
Kroger Co.	6.800%	12/15/18	860	965
Kroger Co.	2.000%	1/15/19	2,300	2,313
Kroger Co.	2.300%	1/15/19	7,381	7,489
Kroger Co.	6.150%	1/15/20	3,625	4,130
Kroger Co.	3.300%	1/15/21	5,700	5,992
Kroger Co.	2.600%	2/1/21	4,250	4,346
Laboratory Corp. of America Holdings	2.200%	8/23/17	8,307	8,347
Laboratory Corp. of America Holdings	2.500%	11/1/18	850	859
Laboratory Corp. of America Holdings	2.625%	2/1/20	4,767	4,821
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,250	3,499
Life Technologies Corp.	6.000%	3/1/20	4,375	4,879
Life Technologies Corp.	5.000%	1/15/21	4,418	4,846
Mattel Inc.	2.350%	5/6/19	4,475	4,516
Mattel Inc.	4.350%	10/1/20	75	80
McCormick & Co. Inc.	5.750%	12/15/17	765	816
McKesson Corp.	1.400%	3/15/18	4,103	4,097
McKesson Corp.	7.500%	2/15/19	4,300	4,915
McKesson Corp.	2.284%	3/15/19	8,750	8,868
McKesson Corp.	4.750%	3/1/21	4,050	4,451
Mead Johnson Nutrition Co.	4.900%	11/1/19	4,475	4,864
Mead Johnson Nutrition Co.	3.000%	11/15/20	11,664	11,967
Medco Health Solutions Inc.	7.125%	3/15/18	10,754	11,742
Medco Health Solutions Inc.	4.125%	9/15/20	4,950	5,254
Medtronic Inc.	1.500%	3/15/18	5,400	5,433
Medtronic Inc.	1.375%	4/1/18	14,965	15,019
Medtronic Inc.	5.600%	3/15/19	3,727	4,134
Medtronic Inc.	2.500%	3/15/20	24,991	25,691
Medtronic Inc.	4.125%	3/15/21	2,353	2,572
Merck & Co. Inc.	1.100%	1/31/18	8,487	8,502
Merck & Co. Inc.	1.300%	5/18/18	8,797	8,842
Merck & Co. Inc.	1.850%	2/10/20	8,700	8,827
Merck & Co. Inc.	3.875%	1/15/21	9,411	10,211
Merck Sharp & Dohme Corp.	5.000%	6/30/19	9,725	10,751
Mondelez International Inc.	6.500%	8/11/17	3,557	3,768
Mondelez International Inc.	6.125%	2/1/18	9,078	9,765
Mondelez International Inc.	6.125%	8/23/18	500	547
Mondelez International Inc.	2.250%	2/1/19	7,560	7,700
Mondelez International Inc.	5.375%	2/10/20	3,451	3,918
Mylan Inc.	2.600%	6/24/18	2,742	2,762
Mylan Inc.	2.550%	3/28/19	9,029	8,998
1 Mylan NV	2.500%	6/7/19	5,000	4,994
1 Mylan NV	3.150%	6/15/21	2,600	2,597
Newell Brands Inc.	2.050%	12/1/17	6,250	6,279
Newell Brands Inc.	2.150%	10/15/18	2,200	2,218
Newell Brands Inc.	2.600%	3/29/19	8,600	8,751
Newell Brands Inc.	2.875%	12/1/19	5,200	5,316

Newell Brands Inc.	3.150%	4/1/21	9,499	9,716
Novant Health Inc.	5.850%	11/1/19	1,300	1,468
Novartis Capital Corp.	4.400%	4/24/20	5,875	6,514
Novartis Securities Investment Ltd.	5.125%	2/10/19	24,690	27,074
PepsiCo Inc.	1.125%	7/17/17	4,900	4,910
PepsiCo Inc.	1.250%	8/13/17	10,982	11,018
PepsiCo Inc.	1.000%	10/13/17	3,350	3,352
PepsiCo Inc.	1.250%	4/30/18	1,903	1,907
PepsiCo Inc.	5.000%	6/1/18	15,109	16,230
PepsiCo Inc.	7.900%	11/1/18	11,123	12,845
PepsiCo Inc.	2.250%	1/7/19	4,443	4,540
PepsiCo Inc.	4.500%	1/15/20	7,225	7,982
PepsiCo Inc.	1.850%	4/30/20	9,125	9,186
PepsiCo Inc.	2.150%	10/14/20	15,265	15,487
PepsiCo Inc.	3.125%	11/1/20	4,145	4,368
Perrigo Co. plc	2.300%	11/8/18	5,125	5,108
Perrigo Finance Unlimited Co.	3.500%	3/15/21	4,000	4,080
Pfizer Inc.	1.200%	6/1/18	8,050	8,044
Pfizer Inc.	1.500%	6/15/18	14,134	14,224
Pfizer Inc.	6.200%	3/15/19	27,317	30,790
Pfizer Inc.	2.100%	5/15/19	16,716	17,011
Pfizer Inc.	1.450%	6/3/19	8,050	8,041
Pfizer Inc.	1.950%	6/3/21	8,050	8,038
Pharmacia Corp.	6.500%	12/1/18	1,340	1,508
Philip Morris International Inc.	1.250%	8/11/17	2,900	2,905
Philip Morris International Inc.	1.125%	8/21/17	9,825	9,828
Philip Morris International Inc.	1.250%	11/9/17	959	960
Philip Morris International Inc.	5.650%	5/16/18	16,853	18,292
Philip Morris International Inc.	1.875%	1/15/19	12,265	12,406
Philip Morris International Inc.	4.500%	3/26/20	7,700	8,496
Philip Morris International Inc.	1.875%	2/25/21	6,434	6,421
Philip Morris International Inc.	4.125%	5/17/21	2,500	2,750
2 Procter & Gamble - Esop	9.360%	1/1/21	1,046	1,245
Procter & Gamble Co.	1.600%	11/15/18	4,057	4,115
Procter & Gamble Co.	4.700%	2/15/19	13,385	14,601
Procter & Gamble Co.	1.900%	11/1/19	5,700	5,822
Procter & Gamble Co.	1.850%	2/2/21	6,225	6,283
Quest Diagnostics Inc.	2.700%	4/1/19	2,200	2,242
Quest Diagnostics Inc.	4.750%	1/30/20	3,375	3,658
Quest Diagnostics Inc.	2.500%	3/30/20	2,600	2,613
Quest Diagnostics Inc.	4.700%	4/1/21	3,525	3,832
Reynolds American Inc.	2.300%	8/21/17	2,539	2,563
Reynolds American Inc.	2.300%	6/12/18	10,684	10,825
Reynolds American Inc.	8.125%	6/23/19	4,842	5,717
Reynolds American Inc.	6.875%	5/1/20	4,900	5,740
Reynolds American Inc.	3.250%	6/12/20	10,430	10,850
Sanofi	1.250%	4/10/18	11,264	11,294
Sanofi	4.000%	3/29/21	13,865	15,132
St. Jude Medical Inc.	2.000%	9/15/18	3,745	3,773
St. Jude Medical Inc.	2.800%	9/15/20	3,745	3,805
Stryker Corp.	1.300%	4/1/18	4,355	4,346
Stryker Corp.	2.000%	3/8/19	5,143	5,190
Stryker Corp.	4.375%	1/15/20	3,700	3,994
Stryker Corp.	2.625%	3/15/21	9,800	9,956
Sysco Corp.	5.250%	2/12/18	4,473	4,745
Sysco Corp.	5.375%	3/17/19	150	164
Sysco Corp.	1.900%	4/1/19	5,575	5,597

Sysco Corp.	2.600%	10/1/20	4,150	4,221
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	6,100	6,104
Thermo Fisher Scientific Inc.	1.850%	1/15/18	4,768	4,792
Thermo Fisher Scientific Inc.	2.150%	12/14/18	4,000	4,029
Thermo Fisher Scientific Inc.	2.400%	2/1/19	9,957	10,063
Thermo Fisher Scientific Inc.	4.700%	5/1/20	275	299
Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,900	8,591
Tyson Foods Inc.	2.650%	8/15/19	13,900	14,232
Unilever Capital Corp.	0.850%	8/2/17	3,575	3,565
Unilever Capital Corp.	4.800%	2/15/19	5,625	6,135
Unilever Capital Corp.	2.200%	3/6/19	5,220	5,343
Unilever Capital Corp.	2.100%	7/30/20	5,525	5,633
Unilever Capital Corp.	4.250%	2/10/21	7,913	8,679
Whirlpool Corp.	1.650%	11/1/17	600	603
Whirlpool Corp.	2.400%	3/1/19	5,095	5,185
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	7,183	7,215
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	3,925	4,240
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	13,110	13,295
Zoetis Inc.	1.875%	2/1/18	3,510	3,508
Zoetis Inc.	3.450%	11/13/20	6,191	6,350

Energy (8.3%)
Anadarko Petroleum Corp.	6.375%	9/15/17	11,334	11,926
Anadarko Petroleum Corp.	8.700%	3/15/19	4,770	5,383
Anadarko Petroleum Corp.	6.950%	6/15/19	750	818
Anadarko Petroleum Corp.	4.850%	3/15/21	9,724	10,085
Apache Corp.	6.900%	9/15/18	1,775	1,926
Apache Corp.	3.625%	2/1/21	5,900	6,011
Baker Hughes Inc.	7.500%	11/15/18	6,375	7,245
Boardwalk Pipelines LP	5.750%	9/15/19	3,105	3,224
BP Capital Markets plc	1.375%	11/6/17	8,140	8,134
BP Capital Markets plc	1.674%	2/13/18	7,850	7,870
BP Capital Markets plc	1.375%	5/10/18	13,143	13,103
BP Capital Markets plc	2.241%	9/26/18	8,700	8,809
BP Capital Markets plc	4.750%	3/10/19	7,715	8,321
BP Capital Markets plc	1.676%	5/3/19	6,500	6,494
BP Capital Markets plc	2.237%	5/10/19	10,875	11,024
BP Capital Markets plc	2.521%	1/15/20	7,650	7,785
BP Capital Markets plc	2.315%	2/13/20	7,350	7,432
BP Capital Markets plc	4.500%	10/1/20	8,890	9,791
BP Capital Markets plc	4.742%	3/11/21	9,380	10,401
Buckeye Partners LP	6.050%	1/15/18	2,800	2,942
Buckeye Partners LP	2.650%	11/15/18	3,078	3,055
Buckeye Partners LP	4.875%	2/1/21	6,933	7,159
Canadian Natural Resources Ltd.	1.750%	1/15/18	6,025	5,909
Canadian Natural Resources Ltd.	5.900%	2/1/18	2,055	2,132
Chevron Corp.	1.344%	11/9/17	10,500	10,520
Chevron Corp.	1.345%	11/15/17	9,766	9,783
Chevron Corp.	1.104%	12/5/17	9,411	9,387
Chevron Corp.	1.365%	3/2/18	14,298	14,298
Chevron Corp.	1.718%	6/24/18	17,694	17,774
Chevron Corp.	1.790%	11/16/18	8,009	8,072
Chevron Corp.	4.950%	3/3/19	16,721	18,181
Chevron Corp.	1.561%	5/16/19	3,000	3,000
Chevron Corp.	2.193%	11/15/19	4,525	4,588
Chevron Corp.	1.961%	3/3/20	14,825	14,869
Chevron Corp.	2.427%	6/24/20	7,525	7,629

Chevron Corp.	2.419%	11/17/20	8,500	8,630
Chevron Corp.	2.100%	5/16/21	19,250	19,224
Columbia Pipeline Group Inc.	2.450%	6/1/18	8,200	8,204
Columbia Pipeline Group Inc.	3.300%	6/1/20	4,800	4,832
ConocoPhillips	5.200%	5/15/18	3,093	3,256
ConocoPhillips	6.650%	7/15/18	2,489	2,707
ConocoPhillips	5.750%	2/1/19	12,244	13,346
ConocoPhillips	6.000%	1/15/20	9,366	10,503
ConocoPhillips Co.	1.050%	12/15/17	9,802	9,691
ConocoPhillips Co.	1.500%	5/15/18	6,641	6,579
ConocoPhillips Co.	2.200%	5/15/20	8,385	8,354
ConocoPhillips Co.	4.200%	3/15/21	8,550	9,059
Copano Energy LLC / Copano Energy Finance
Corp.	7.125%	4/1/21	4,098	4,241
Devon Energy Corp.	2.250%	12/15/18	5,625	5,386
Devon Energy Corp.	6.300%	1/15/19	6,640	6,980
Dominion Gas Holdings LLC	2.500%	12/15/19	8,500	8,616
Dominion Gas Holdings LLC	2.800%	11/15/20	3,100	3,166
Enable Midstream Partners LP	2.400%	5/15/19	3,300	3,003
Enbridge Energy Partners LP	6.500%	4/15/18	2,551	2,704
Enbridge Energy Partners LP	9.875%	3/1/19	1,875	2,145
Enbridge Energy Partners LP	5.200%	3/15/20	6,250	6,501
Enbridge Energy Partners LP	4.375%	10/15/20	4,125	4,173
Enbridge Inc.	5.600%	4/1/17	1,153	1,184
Encana Corp.	6.500%	5/15/19	3,600	3,645
Energy Transfer Partners LP	2.500%	6/15/18	4,627	4,562
Energy Transfer Partners LP	6.700%	7/1/18	9,921	10,441
Energy Transfer Partners LP	9.700%	3/15/19	2,500	2,798
Energy Transfer Partners LP	9.000%	4/15/19	1,925	2,133
Energy Transfer Partners LP	4.150%	10/1/20	4,950	4,871
EnLink Midstream Partners LP	2.700%	4/1/19	3,050	2,821
Enterprise Products Operating LLC	6.300%	9/15/17	6,127	6,476
Enterprise Products Operating LLC	6.650%	4/15/18	2,469	2,677
Enterprise Products Operating LLC	1.650%	5/7/18	3,214	3,205
Enterprise Products Operating LLC	6.500%	1/31/19	6,700	7,451
Enterprise Products Operating LLC	2.550%	10/15/19	7,575	7,688
Enterprise Products Operating LLC	5.250%	1/31/20	6,475	7,082
Enterprise Products Operating LLC	5.200%	9/1/20	9,125	10,088
Enterprise Products Operating LLC	2.850%	4/15/21	2,252	2,279
2 Enterprise Products Operating LLC	7.000%	6/1/67	2,250	1,730
2 Enterprise Products Operating LLC	7.034%	1/15/68	6,601	6,849
EOG Resources Inc.	5.875%	9/15/17	3,005	3,167
EOG Resources Inc.	6.875%	10/1/18	2,575	2,848
EOG Resources Inc.	5.625%	6/1/19	9,655	10,571
EOG Resources Inc.	2.450%	4/1/20	1,500	1,501
EOG Resources Inc.	4.400%	6/1/20	7,075	7,572
EOG Resources Inc.	4.100%	2/1/21	4,675	4,968
EQT Corp.	6.500%	4/1/18	3,546	3,688
EQT Corp.	8.125%	6/1/19	5,275	5,767
Exxon Mobil Corp.	1.439%	3/1/18	11,300	11,365
Exxon Mobil Corp.	1.305%	3/6/18	11,361	11,389
Exxon Mobil Corp.	1.819%	3/15/19	15,450	15,628
Exxon Mobil Corp.	1.912%	3/6/20	14,750	14,848
Exxon Mobil Corp.	2.222%	3/1/21	19,600	19,850
FMC Technologies Inc.	2.000%	10/1/17	2,240	2,198
Halliburton Co.	2.000%	8/1/18	2,250	2,249
Halliburton Co.	5.900%	9/15/18	4,925	5,334

Halliburton Co.	6.150%	9/15/19	6,450	7,214
Hess Corp.	1.300%	6/15/17	2,300	2,288
Hess Corp.	8.125%	2/15/19	7,638	8,491
Husky Energy Inc.	6.150%	6/15/19	1,010	1,070
Husky Energy Inc.	7.250%	12/15/19	6,870	7,626
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,609	11,155
Kinder Morgan Energy Partners LP	2.650%	2/1/19	7,450	7,371
Kinder Morgan Energy Partners LP	9.000%	2/1/19	3,775	4,271
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,175	5,699
Kinder Morgan Energy Partners LP	6.500%	4/1/20	5,675	6,159
Kinder Morgan Energy Partners LP	5.300%	9/15/20	1,500	1,573
Kinder Morgan Energy Partners LP	3.500%	3/1/21	3,875	3,795
Kinder Morgan Energy Partners LP	5.800%	3/1/21	3,000	3,200
Kinder Morgan Inc.	7.000%	6/15/17	9,729	10,195
Kinder Morgan Inc.	2.000%	12/1/17	3,254	3,225
Kinder Morgan Inc.	7.250%	6/1/18	1,500	1,623
Kinder Morgan Inc.	3.050%	12/1/19	10,976	10,923
Kinder Morgan Inc.	6.500%	9/15/20	3,278	3,596
Magellan Midstream Partners LP	6.550%	7/15/19	4,196	4,701
Magellan Midstream Partners LP	4.250%	2/1/21	2,200	2,333
Marathon Oil Corp.	6.000%	10/1/17	3,242	3,334
Marathon Oil Corp.	5.900%	3/15/18	7,742	7,974
Marathon Oil Corp.	2.700%	6/1/20	6,075	5,528
Marathon Petroleum Corp.	2.700%	12/14/18	4,880	4,961
Marathon Petroleum Corp.	3.400%	12/15/20	3,800	3,837
Marathon Petroleum Corp.	5.125%	3/1/21	8,300	8,976
Nabors Industries Inc.	6.150%	2/15/18	7,200	7,308
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,616
Nabors Industries Inc.	5.000%	9/15/20	4,450	4,050
National Fuel Gas Co.	8.750%	5/1/19	2,300	2,604
National Oilwell Varco Inc.	1.350%	12/1/17	4,063	4,014
Noble Energy Inc.	8.250%	3/1/19	9,450	10,623
Noble Energy Inc.	5.625%	5/1/21	1,052	1,091
Occidental Petroleum Corp.	1.500%	2/15/18	4,860	4,856
Occidental Petroleum Corp.	4.100%	2/1/21	9,550	10,289
ONEOK Partners LP	2.000%	10/1/17	3,775	3,754
ONEOK Partners LP	3.200%	9/15/18	2,450	2,463
ONEOK Partners LP	8.625%	3/1/19	6,575	7,409
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,561	1,608
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	5,847	6,247
Petro-Canada	6.050%	5/15/18	3,586	3,822
Phillips 66 Partners LP	2.646%	2/15/20	2,325	2,284
Pioneer Natural Resources Co.	6.875%	5/1/18	3,075	3,299
Pioneer Natural Resources Co.	7.500%	1/15/20	5,200	5,878
Pioneer Natural Resources Co.	3.450%	1/15/21	5,300	5,375
Plains All American Pipeline LP / PAA Finance
Corp.	6.500%	5/1/18	6,350	6,720
Plains All American Pipeline LP / PAA Finance
Corp.	8.750%	5/1/19	6,140	6,855
Plains All American Pipeline LP / PAA Finance
Corp.	5.750%	1/15/20	5,640	5,907
Plains All American Pipeline LP / PAA Finance
Corp.	5.000%	2/1/21	3,389	3,451
Questar Pipeline Co.	5.830%	2/1/18	1,300	1,388
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.750%	9/1/20	5,425	5,581
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	5,045	4,667

Shell International Finance BV	1.125%	8/21/17	7,804	7,797
Shell International Finance BV	1.250%	11/10/17	7,500	7,503
Shell International Finance BV	1.900%	8/10/18	9,466	9,559
Shell International Finance BV	1.625%	11/10/18	8,450	8,473
Shell International Finance BV	2.000%	11/15/18	15,538	15,723
Shell International Finance BV	4.300%	9/22/19	15,875	17,117
Shell International Finance BV	4.375%	3/25/20	7,255	7,887
Shell International Finance BV	2.125%	5/11/20	16,544	16,617
Shell International Finance BV	2.250%	11/10/20	9,350	9,422
Shell International Finance BV	1.875%	5/10/21	25,000	24,647
Spectra Energy Capital LLC	6.200%	4/15/18	4,913	5,222
Spectra Energy Capital LLC	8.000%	10/1/19	4,875	5,542
Spectra Energy Partners LP	2.950%	9/25/18	9,498	9,642
Suncor Energy Inc.	6.100%	6/1/18	11,027	11,776
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,400	1,479
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	7,875	8,071
Total Capital Canada Ltd.	1.450%	1/15/18	12,395	12,432
Total Capital International SA	1.550%	6/28/17	11,601	11,655
Total Capital International SA	2.125%	1/10/19	7,820	7,913
Total Capital International SA	2.100%	6/19/19	8,400	8,508
Total Capital SA	2.125%	8/10/18	8,065	8,179
Total Capital SA	4.450%	6/24/20	9,650	10,556
Total Capital SA	4.125%	1/28/21	3,355	3,595
TransCanada PipeLines Ltd.	1.625%	11/9/17	11,100	11,089
TransCanada PipeLines Ltd.	1.875%	1/12/18	5,550	5,547
TransCanada PipeLines Ltd.	6.500%	8/15/18	9,317	10,168
TransCanada PipeLines Ltd.	3.125%	1/15/19	4,500	4,603
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,392	2,675
TransCanada PipeLines Ltd.	3.800%	10/1/20	6,575	6,999
2 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,425	4,425
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,375	1,424
Valero Energy Corp.	6.125%	6/15/17	2,356	2,453
Valero Energy Corp.	9.375%	3/15/19	6,448	7,623
Valero Energy Corp.	6.125%	2/1/20	6,030	6,699
Western Gas Partners LP	2.600%	8/15/18	3,550	3,435
Williams Partners LP	5.250%	3/15/20	14,809	14,883
Williams Partners LP	4.125%	11/15/20	2,907	2,722
XTO Energy Inc.	6.250%	8/1/17	3,485	3,698
XTO Energy Inc.	5.500%	6/15/18	8,350	9,040
XTO Energy Inc.	6.500%	12/15/18	3,235	3,625

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	2,125	2,275
Yale University Connecticut GO	2.086%	4/15/19	1,400	1,435

Technology (7.1%)
Adobe Systems Inc.	4.750%	2/1/20	9,475	10,418
Alphabet Inc.	3.625%	5/19/21	6,625	7,222
Altera Corp.	2.500%	11/15/18	4,505	4,628
Amphenol Corp.	1.550%	9/15/17	2,075	2,070
Amphenol Corp.	2.550%	1/30/19	8,578	8,656
Apple Inc.	1.300%	2/23/18	1,000	1,004
Apple Inc.	1.000%	5/3/18	34,223	34,150
Apple Inc.	1.700%	2/22/19	35	35
Apple Inc.	2.100%	5/6/19	18,545	18,918
Apple Inc.	1.550%	2/7/20	8,800	8,784
Apple Inc.	2.000%	5/6/20	14,825	15,060

Apple Inc.	2.250%	2/23/21	35,200	35,735
Apple Inc.	2.850%	5/6/21	17,843	18,626
Applied Materials Inc.	2.625%	10/1/20	4,000	4,100
Arrow Electronics Inc.	3.000%	3/1/18	3,953	3,978
Arrow Electronics Inc.	6.000%	4/1/20	1,400	1,537
Arrow Electronics Inc.	5.125%	3/1/21	1,300	1,391
Autodesk Inc.	1.950%	12/15/17	3,025	3,027
Autodesk Inc.	3.125%	6/15/20	4,500	4,569
Avnet Inc.	5.875%	6/15/20	1,585	1,744
Baidu Inc.	2.250%	11/28/17	6,200	6,236
Baidu Inc.	3.250%	8/6/18	7,700	7,876
Baidu Inc.	2.750%	6/9/19	7,516	7,582
Baidu Inc.	3.000%	6/30/20	5,500	5,556
Broadridge Financial Solutions Inc.	3.950%	9/1/20	300	318
CA Inc.	2.875%	8/15/18	1,850	1,878
CA Inc.	5.375%	12/1/19	4,925	5,374
CA Inc.	3.600%	8/1/20	3,000	3,071
CDK Global Inc.	3.300%	10/15/19	1,500	1,495
Cisco Systems Inc.	1.400%	2/28/18	12,300	12,363
Cisco Systems Inc.	1.650%	6/15/18	5,234	5,292
Cisco Systems Inc.	4.950%	2/15/19	18,031	19,723
Cisco Systems Inc.	1.600%	2/28/19	7,080	7,140
Cisco Systems Inc.	2.125%	3/1/19	18,200	18,610
Cisco Systems Inc.	4.450%	1/15/20	23,910	26,285
Cisco Systems Inc.	2.450%	6/15/20	12,851	13,255
Cisco Systems Inc.	2.200%	2/28/21	16,700	16,917
Cisco Systems Inc.	2.900%	3/4/21	4,650	4,858
Corning Inc.	1.450%	11/15/17	850	847
Corning Inc.	1.500%	5/8/18	2,750	2,737
Corning Inc.	6.625%	5/15/19	3,155	3,536
Corning Inc.	4.250%	8/15/20	2,000	2,138
1 Diamond 1 Finance Corp / Diamond 2 Finance
Corp	3.480%	6/1/19	30,150	30,504
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,136
EMC Corp.	1.875%	6/1/18	15,700	15,309
EMC Corp.	2.650%	6/1/20	18,680	17,441
Equifax Inc.	6.300%	7/1/17	1,800	1,888
Fidelity National Information Services Inc.	1.450%	6/5/17	8,426	8,386
Fidelity National Information Services Inc.	2.000%	4/15/18	475	477
Fidelity National Information Services Inc.	2.850%	10/15/18	5,013	5,125
Fidelity National Information Services Inc.	3.625%	10/15/20	14,485	15,111
Fiserv Inc.	2.700%	6/1/20	5,700	5,826
Fiserv Inc.	4.625%	10/1/20	5,454	5,931
1 Hewlett Packard Enterprise Co.	2.450%	10/5/17	17,083	17,233
1 Hewlett Packard Enterprise Co.	2.850%	10/5/18	21,825	22,200
1 Hewlett Packard Enterprise Co.	3.600%	10/15/20	27,811	28,567
HP Inc.	3.750%	12/1/20	457	480
HP Inc.	4.650%	12/9/21	5,000	5,293
Intel Corp.	1.350%	12/15/17	29,062	29,140
Intel Corp.	2.450%	7/29/20	11,175	11,470
Intel Corp.	1.700%	5/19/21	2,200	2,186
International Business Machines Corp.	5.700%	9/14/17	24,241	25,692
International Business Machines Corp.	1.125%	2/6/18	15,103	15,124
International Business Machines Corp.	1.250%	2/8/18	11,025	11,068
International Business Machines Corp.	7.625%	10/15/18	12,335	14,084
International Business Machines Corp.	1.950%	2/12/19	4,350	4,427
International Business Machines Corp.	1.875%	5/15/19	3,775	3,826

International Business Machines Corp.	1.800%	5/17/19	7,000	7,071
International Business Machines Corp.	8.375%	11/1/19	3,389	4,144
International Business Machines Corp.	1.625%	5/15/20	11,838	11,817
International Business Machines Corp.	2.250%	2/19/21	7,200	7,316
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,689
Jabil Circuit Inc.	5.625%	12/15/20	3,500	3,684
Juniper Networks Inc.	3.125%	2/26/19	2,800	2,851
Juniper Networks Inc.	3.300%	6/15/20	2,200	2,227
Juniper Networks Inc.	4.600%	3/15/21	1,655	1,753
Keysight Technologies Inc.	3.300%	10/30/19	3,800	3,810
KLA-Tencor Corp.	3.375%	11/1/19	1,200	1,230
Lam Research Corp.	2.750%	3/15/20	5,230	5,284
Lam Research Corp.	2.800%	6/15/21	2,500	2,520
Lexmark International Inc.	6.650%	6/1/18	1,600	1,670
Lexmark International Inc.	5.125%	3/15/20	3,600	3,682
Maxim Integrated Products Inc.	2.500%	11/15/18	3,788	3,824
Microsoft Corp.	0.875%	11/15/17	3,611	3,616
Microsoft Corp.	1.000%	5/1/18	2,848	2,848
Microsoft Corp.	1.300%	11/3/18	20,617	20,674
Microsoft Corp.	1.625%	12/6/18	1,772	1,794
Microsoft Corp.	4.200%	6/1/19	8,595	9,336
Microsoft Corp.	1.850%	2/12/20	8,867	8,994
Microsoft Corp.	3.000%	10/1/20	12,920	13,750
Microsoft Corp.	2.000%	11/3/20	25,100	25,493
National Semiconductor Corp.	6.600%	6/15/17	3,850	4,063
NetApp Inc.	2.000%	12/15/17	4,510	4,506
Oracle Corp.	1.200%	10/15/17	17,874	17,929
Oracle Corp.	5.750%	4/15/18	21,248	23,013
Oracle Corp.	2.375%	1/15/19	16,250	16,695
Oracle Corp.	5.000%	7/8/19	17,083	18,920
Oracle Corp.	2.250%	10/8/19	19,296	19,781
Oracle Corp.	3.875%	7/15/20	4,225	4,582
Pitney Bowes Inc.	5.750%	9/15/17	3,080	3,211
Pitney Bowes Inc.	5.600%	3/15/18	725	764
Pitney Bowes Inc.	4.750%	5/15/18	2,905	3,057
Pitney Bowes Inc.	6.250%	3/15/19	500	549
QUALCOMM Inc.	1.400%	5/18/18	3,500	3,515
QUALCOMM Inc.	2.250%	5/20/20	18,000	18,370
Seagate HDD Cayman	3.750%	11/15/18	5,825	5,781
1 Semiconductor Manufacturing International Corp.	4.125%	10/7/19	3,500	3,598
Symantec Corp.	2.750%	6/15/17	4,010	4,042
Symantec Corp.	4.200%	9/15/20	5,925	6,174
Tech Data Corp.	3.750%	9/21/17	1,700	1,745
Texas Instruments Inc.	1.000%	5/1/18	8,180	8,136
Texas Instruments Inc.	1.650%	8/3/19	4,721	4,737
Texas Instruments Inc.	1.750%	5/1/20	1,896	1,903
Texas Instruments Inc.	2.750%	3/12/21	250	261
Total System Services Inc.	2.375%	6/1/18	4,275	4,288
Total System Services Inc.	3.800%	4/1/21	9,275	9,609
Tyco Electronics Group SA	6.550%	10/1/17	10,401	11,075
Tyco Electronics Group SA	2.375%	12/17/18	1,778	1,781
Tyco Electronics Group SA	2.350%	8/1/19	4,117	4,147
Verisk Analytics Inc.	5.800%	5/1/21	3,075	3,485
Xerox Corp.	6.350%	5/15/18	5,630	5,988
Xerox Corp.	2.750%	3/15/19	5,036	4,972
Xerox Corp.	5.625%	12/15/19	4,300	4,558
Xerox Corp.	2.800%	5/15/20	1,650	1,575

Xerox Corp.	3.500%	8/20/20	300	294
Xerox Corp.	2.750%	9/1/20	5,825	5,506
Xerox Corp.	4.500%	5/15/21	9,750	9,703
Xilinx Inc.	2.125%	3/15/19	3,290	3,294
Xilinx Inc.	3.000%	3/15/21	4,341	4,477

Transportation (1.2%)
Burlington Northern Santa Fe LLC	5.750%	3/15/18	6,703	7,228
Burlington Northern Santa Fe LLC	4.700%	10/1/19	5,082	5,582
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,675	1,786
Canadian National Railway Co.	5.850%	11/15/17	1,300	1,386
Canadian National Railway Co.	5.550%	5/15/18	1,900	2,050
Canadian National Railway Co.	5.550%	3/1/19	3,300	3,656
Canadian Pacific Railway Co.	6.500%	5/15/18	1,639	1,769
Canadian Pacific Railway Co.	7.250%	5/15/19	3,980	4,559
2 Continental Airlines 2009-1 Pass Through Trust	9.000%	1/8/18	1,139	1,148
2 Continental Airlines 2009-2 Class A Pass Through
Trust	7.250%	5/10/21	2,621	2,968
2 Continental Airlines 2010-1 Class A Pass Through
Trust	4.750%	7/12/22	2,187	2,307
CSX Corp.	6.250%	3/15/18	6,930	7,496
CSX Corp.	7.375%	2/1/19	3,675	4,212
CSX Corp.	3.700%	10/30/20	1,749	1,854
CSX Corp.	4.250%	6/1/21	250	273
2 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	2,324	2,609
2 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	1,081	1,156
2 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	1,813	1,903
2 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,757	1,867
FedEx Corp.	8.000%	1/15/19	4,750	5,514
FedEx Corp.	2.300%	2/1/20	1,700	1,722
JB Hunt Transport Services Inc.	2.400%	3/15/19	1,950	1,961
1 Kansas City Southern	2.350%	5/15/20	2,150	2,081
Norfolk Southern Corp.	5.750%	4/1/18	4,241	4,559
Norfolk Southern Corp.	5.900%	6/15/19	4,765	5,292
2 Northwest Airlines 2007-1 Class A Pass Through
Trust	7.027%	5/1/21	1,601	1,785
Ryder System Inc.	3.500%	6/1/17	2,000	2,038
Ryder System Inc.	2.500%	3/1/18	2,470	2,499
Ryder System Inc.	2.450%	11/15/18	2,675	2,703
Ryder System Inc.	2.350%	2/26/19	2,025	2,035
Ryder System Inc.	2.550%	6/1/19	2,650	2,672
Ryder System Inc.	2.450%	9/3/19	3,050	3,065
Ryder System Inc.	2.650%	3/2/20	5,000	5,021
Ryder System Inc.	2.500%	5/11/20	3,100	3,073
Ryder System Inc.	2.875%	9/1/20	3,050	3,070
Southern Railway Co.	9.750%	6/15/20	1,286	1,645
Southwest Airlines Co.	2.750%	11/6/19	3,000	3,073
Southwest Airlines Co.	2.650%	11/5/20	2,825	2,872
Union Pacific Corp.	5.750%	11/15/17	2,625	2,789
Union Pacific Corp.	5.700%	8/15/18	2,775	3,034
Union Pacific Corp.	2.250%	2/15/19	3,700	3,773
Union Pacific Corp.	1.800%	2/1/20	2,450	2,459
Union Pacific Corp.	2.250%	6/19/20	4,100	4,193

Union Pacific Corp.	4.000%	2/1/21	4,975	5,414
United Parcel Service Inc.	1.125%	10/1/17	8,625	8,646
United Parcel Service Inc.	5.500%	1/15/18	8,516	9,113
United Parcel Service Inc.	5.125%	4/1/19	9,210	10,156
United Parcel Service Inc.	3.125%	1/15/21	9,800	10,418
United Parcel Service of America Inc.	8.375%	4/1/20	800	995
				7,968,011
Utilities (5.1%)
Electric (4.7%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,032
Alabama Power Co.	3.375%	10/1/20	745	790
Ameren Corp.	2.700%	11/15/20	3,875	3,945
Ameren Illinois Co.	6.125%	11/15/17	1,275	1,366
American Electric Power Co. Inc.	1.650%	12/15/17	6,864	6,847
Appalachian Power Co.	5.000%	6/1/17	210	218
Appalachian Power Co.	4.600%	3/30/21	3,700	4,058
Arizona Public Service Co.	8.750%	3/1/19	6,227	7,387
Arizona Public Service Co.	2.200%	1/15/20	1,750	1,777
Atlantic City Electric Co.	7.750%	11/15/18	750	858
Avista Corp.	5.950%	6/1/18	1,460	1,582
Berkshire Hathaway Energy Co.	5.750%	4/1/18	7,500	8,082
Berkshire Hathaway Energy Co.	2.000%	11/15/18	3,568	3,616
Berkshire Hathaway Energy Co.	2.400%	2/1/20	3,850	3,938
Black Hills Corp.	2.500%	1/11/19	1,975	2,004
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,400	2,387
CenterPoint Energy Inc.	6.500%	5/1/18	4,749	5,134
Cleco Power LLC	6.650%	6/15/18	817	888
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,128	2,301
Cleveland Electric Illuminating Co.	8.875%	11/15/18	1,000	1,170
CMS Energy Corp.	6.550%	7/17/17	1,050	1,109
CMS Energy Corp.	5.050%	2/15/18	1,000	1,055
CMS Energy Corp.	8.750%	6/15/19	7,775	9,333
CMS Energy Corp.	6.250%	2/1/20	1,725	1,980
Commonwealth Edison Co.	6.150%	9/15/17	3,125	3,325
Commonwealth Edison Co.	5.800%	3/15/18	5,554	6,000
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,473
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,850
Connecticut Light & Power Co.	5.650%	5/1/18	5,953	6,441
Connecticut Light & Power Co.	5.500%	2/1/19	2,125	2,343
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,533	5,977
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	4,832	5,501
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	3,675	4,173
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,550	1,698
Consolidated Edison Inc.	2.000%	5/15/21	3,950	3,922
Constellation Energy Group Inc.	5.150%	12/1/20	5,450	6,089
Consumers Energy Co.	5.650%	9/15/18	2,000	2,186
Consumers Energy Co.	6.125%	3/15/19	5,400	6,104
Consumers Energy Co.	6.700%	9/15/19	175	203
Consumers Energy Co.	5.650%	4/15/20	2,875	3,279
Dominion Resources Inc.	1.400%	9/15/17	3,600	3,602
Dominion Resources Inc.	1.900%	6/15/18	859	860
Dominion Resources Inc.	6.400%	6/15/18	2,748	2,994
Dominion Resources Inc.	2.962%	7/1/19	5,300	5,334
Dominion Resources Inc.	5.200%	8/15/19	2,850	3,131
Dominion Resources Inc.	2.500%	12/1/19	10,955	11,151
Dominion Resources Inc.	4.450%	3/15/21	6,158	6,716
DTE Electric Co.	5.600%	6/15/18	850	924

DTE Electric Co.	3.450%	10/1/20	3,675	3,923
DTE Energy Co.	2.400%	12/1/19	5,900	5,986
Duke Energy Carolinas LLC	5.100%	4/15/18	5,932	6,366
Duke Energy Carolinas LLC	7.000%	11/15/18	2,530	2,872
Duke Energy Carolinas LLC	4.300%	6/15/20	2,275	2,509
Duke Energy Corp.	1.625%	8/15/17	5,309	5,323
Duke Energy Corp.	2.100%	6/15/18	7,695	7,766
Duke Energy Corp.	6.250%	6/15/18	2,000	2,183
Duke Energy Corp.	5.050%	9/15/19	7,420	8,166
Duke Energy Florida LLC	5.800%	9/15/17	265	281
Duke Energy Florida LLC	5.650%	6/15/18	5,900	6,422
Duke Energy Indiana LLC	3.750%	7/15/20	2,200	2,358
Duke Energy Ohio Inc.	5.450%	4/1/19	5,613	6,220
Duke Energy Progress LLC	5.300%	1/15/19	8,583	9,434
Edison International	3.750%	9/15/17	5,565	5,728
Entergy Arkansas Inc.	3.750%	2/15/21	3,680	3,974
Entergy Corp.	5.125%	9/15/20	875	960
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,825	3,071
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	3,810	4,100
Entergy Louisiana LLC	6.500%	9/1/18	1,875	2,080
Entergy Texas Inc.	7.125%	2/1/19	5,655	6,368
Eversource Energy	1.450%	5/1/18	3,400	3,390
Eversource Energy	4.500%	11/15/19	1,532	1,667
Eversource Energy	2.500%	3/15/21	2,725	2,774
Exelon Corp.	1.550%	6/9/17	3,025	3,026
Exelon Corp.	2.850%	6/15/20	3,000	3,076
Exelon Corp.	2.450%	4/15/21	1,400	1,401
Exelon Generation Co. LLC	6.200%	10/1/17	5,524	5,859
Exelon Generation Co. LLC	5.200%	10/1/19	6,050	6,626
Exelon Generation Co. LLC	2.950%	1/15/20	11,600	11,811
Exelon Generation Co. LLC	4.000%	10/1/20	5,575	5,885
Florida Power & Light Co.	5.550%	11/1/17	2,477	2,626
Georgia Power Co.	5.700%	6/1/17	1,300	1,358
Georgia Power Co.	5.400%	6/1/18	2,500	2,689
Georgia Power Co.	1.950%	12/1/18	8,012	8,117
Georgia Power Co.	4.250%	12/1/19	3,655	3,951
Georgia Power Co.	2.400%	4/1/21	3,050	3,124
Indiana Michigan Power Co.	7.000%	3/15/19	3,817	4,327
Integrys Holding Inc.	4.170%	11/1/20	570	618
Jersey Central Power & Light Co.	5.650%	6/1/17	1,500	1,560
Kansas City Power & Light Co.	6.375%	3/1/18	3,346	3,609
Kansas City Power & Light Co.	7.150%	4/1/19	4,300	4,925
Kentucky Utilities Co.	3.250%	11/1/20	3,925	4,144
LG&E & KU Energy LLC	3.750%	11/15/20	1,200	1,272
Metropolitan Edison Co.	7.700%	1/15/19	2,017	2,279
MidAmerican Energy Co.	5.950%	7/15/17	3,539	3,720
MidAmerican Energy Co.	5.300%	3/15/18	900	961
MidAmerican Energy Co.	2.400%	3/15/19	1,183	1,213
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	3,794	4,041
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	12,667	15,304
National Rural Utilities Cooperative Finance Corp.	2.150%	2/1/19	5,000	5,080
National Rural Utilities Cooperative Finance Corp.	1.650%	2/8/19	1,000	1,004
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	1,300	1,327
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	5,900	5,937
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	2,785	2,843
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	100	102
Nevada Power Co.	6.500%	5/15/18	1,475	1,618

Nevada Power Co.	6.500%	8/1/18	3,098	3,431
Nevada Power Co.	7.125%	3/15/19	7,235	8,345
NextEra Energy Capital Holdings Inc.	1.586%	6/1/17	1,750	1,754
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	9,300	10,218
NextEra Energy Capital Holdings Inc.	2.300%	4/1/19	3,150	3,181
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	2,950	2,997
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	4,239	4,331
2 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	4,075	3,158
2 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	1,005	952
Northern States Power Co.	5.250%	3/1/18	2,729	2,912
Northern States Power Co.	2.200%	8/15/20	3,000	3,065
NorthWestern Corp.	6.340%	4/1/19	2,000	2,239
NSTAR Electric Co.	5.625%	11/15/17	1,855	1,969
Oglethorpe Power Corp.	6.100%	3/15/19	725	803
Ohio Power Co.	6.050%	5/1/18	775	835
Oklahoma Gas & Electric Co.	8.250%	1/15/19	1,225	1,418
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	1,000	1,046
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	4,301	4,789
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,579	2,606
Pacific Gas & Electric Co.	5.625%	11/30/17	7,563	8,034
Pacific Gas & Electric Co.	8.250%	10/15/18	8,697	10,021
Pacific Gas & Electric Co.	3.500%	10/1/20	6,061	6,522
Pacific Gas & Electric Co.	4.250%	5/15/21	1,000	1,099
PacifiCorp	5.650%	7/15/18	6,328	6,909
PacifiCorp	5.500%	1/15/19	3,143	3,463
PacifiCorp	3.850%	6/15/21	250	273
Peco Energy Co.	5.350%	3/1/18	2,705	2,898
Pennsylvania Electric Co.	6.050%	9/1/17	3,775	3,973
Pennsylvania Electric Co.	5.200%	4/1/20	3,350	3,500
PG&E Corp.	2.400%	3/1/19	2,130	2,161
Portland General Electric Co.	6.100%	4/15/19	2,010	2,252
PPL Capital Funding Inc.	1.900%	6/1/18	5,750	5,765
Progress Energy Inc.	7.050%	3/15/19	200	227
Progress Energy Inc.	4.875%	12/1/19	3,656	3,993
Progress Energy Inc.	4.400%	1/15/21	675	733
PSEG Power LLC	2.450%	11/15/18	3,000	3,018
PSEG Power LLC	5.125%	4/15/20	3,200	3,477
Public Service Co. of Colorado	5.800%	8/1/18	100	109
Public Service Co. of Colorado	5.125%	6/1/19	5,000	5,539
Public Service Co. of Colorado	3.200%	11/15/20	3,175	3,365
Public Service Co. of New Mexico	7.950%	5/15/18	765	847
Public Service Co. of Oklahoma	5.150%	12/1/19	1,372	1,520
Public Service Co. of Oklahoma	4.400%	2/1/21	2,100	2,278
Public Service Electric & Gas Co.	5.300%	5/1/18	3,115	3,347
Public Service Electric & Gas Co.	2.300%	9/15/18	2,600	2,653
Public Service Electric & Gas Co.	1.800%	6/1/19	5,200	5,245
Public Service Electric & Gas Co.	3.500%	8/15/20	1,000	1,062
Public Service Electric & Gas Co.	1.900%	3/15/21	4,000	4,014
Puget Energy Inc.	6.500%	12/15/20	3,725	4,313
SCANA Corp.	6.250%	4/1/20	3,000	3,364
SCANA Corp.	4.750%	5/15/21	2,750	2,919
South Carolina Electric & Gas Co.	5.250%	11/1/18	2,525	2,747
South Carolina Electric & Gas Co.	6.500%	11/1/18	3,325	3,717
Southern California Edison Co.	5.500%	8/15/18	3,700	4,057
Southern California Edison Co.	3.875%	6/1/21	250	273
Southern Co.	1.300%	8/15/17	3,050	3,049
Southern Co.	1.550%	7/1/18	4,200	4,209

Southern Co.	2.450%	9/1/18	4,700	4,798
Southern Co.	1.850%	7/1/19	7,400	7,418
Southern Co.	2.150%	9/1/19	5,125	5,158
Southern Co.	2.750%	6/15/20	7,920	8,128
Southern Co.	2.350%	7/1/21	2,100	2,104
Southern Power Co.	1.850%	12/1/17	3,000	3,019
Southern Power Co.	1.500%	6/1/18	2,800	2,800
Southern Power Co.	2.375%	6/1/20	2,400	2,407
Southwestern Electric Power Co.	5.875%	3/1/18	3,450	3,698
Southwestern Electric Power Co.	6.450%	1/15/19	3,770	4,188
Southwestern Public Service Co.	8.750%	12/1/18	155	181
Tampa Electric Co.	6.100%	5/15/18	2,150	2,326
Tampa Electric Co.	5.400%	5/15/21	2,225	2,522
TECO Finance Inc.	6.572%	11/1/17	4,428	4,715
TECO Finance Inc.	5.150%	3/15/20	2,200	2,443
TransAlta Corp.	6.900%	5/15/18	3,930	4,055
UIL Holdings Corp.	4.625%	10/1/20	950	1,010
Union Electric Co.	6.400%	6/15/17	4,477	4,727
Union Electric Co.	6.700%	2/1/19	4,575	5,174
Virginia Electric & Power Co.	5.950%	9/15/17	1,823	1,935
Virginia Electric & Power Co.	1.200%	1/15/18	1,100	1,100
Virginia Electric & Power Co.	5.400%	4/30/18	6,228	6,699
WEC Energy Group Inc.	1.650%	6/15/18	2,217	2,225
WEC Energy Group Inc.	2.450%	6/15/20	3,133	3,207
2 WEC Energy Group Inc.	6.250%	5/15/67	3,970	3,265
Wisconsin Electric Power Co.	1.700%	6/15/18	2,250	2,261
Wisconsin Electric Power Co.	4.250%	12/15/19	1,275	1,384
Wisconsin Power & Light Co.	5.000%	7/15/19	2,110	2,297
Wisconsin Public Service Corp.	1.650%	12/4/18	2,150	2,160
Xcel Energy Inc.	1.200%	6/1/17	1,000	999
Xcel Energy Inc.	4.700%	5/15/20	6,115	6,671
Xcel Energy Inc.	2.400%	3/15/21	2,965	3,017

Natural Gas (0.4%)
AGL Capital Corp.	5.250%	8/15/19	2,825	3,075
Atmos Energy Corp.	6.350%	6/15/17	2,300	2,418
Atmos Energy Corp.	8.500%	3/15/19	2,787	3,288
British Transco Finance Inc.	6.625%	6/1/18	2,985	3,278
CenterPoint Energy Resources Corp.	6.125%	11/1/17	900	949
CenterPoint Energy Resources Corp.	6.000%	5/15/18	1,000	1,074
CenterPoint Energy Resources Corp.	4.500%	1/15/21	4,777	5,079
NiSource Finance Corp.	6.400%	3/15/18	5,475	5,924
NiSource Finance Corp.	6.800%	1/15/19	3,175	3,564
NiSource Finance Corp.	5.450%	9/15/20	4,825	5,435
ONE Gas Inc.	2.070%	2/1/19	2,600	2,627
Sempra Energy	6.150%	6/15/18	9,965	10,826
Sempra Energy	9.800%	2/15/19	600	723
Sempra Energy	2.400%	3/15/20	5,951	5,966
Sempra Energy	2.850%	11/15/20	3,384	3,485

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	3,002	3,184
United Utilities plc	5.375%	2/1/19	3,000	3,197
				764,664
Total Corporate Bonds (Cost $14,666,105)				14,770,176

Taxable Municipal Bonds (0.1%)
Cornell University New York GO	5.450%	2/1/19	1,350	1,500
Dartmouth College New Hampshire GO	4.750%	6/1/19	862	946
Emory University Georgia GO	5.625%	9/1/19	1,980	2,235
Stanford University California GO	4.750%	5/1/19	2,800	3,070
Total Taxable Municipal Bonds (Cost $7,672)				7,751
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
3 Vanguard Market Liquidity Fund (Cost $78,790)	0.523%		78,790,224	78,790

Total Investments (99.6%) (Cost $14,756,972)				14,861,121
Other Assets and Liabilities-Net (0.4%)[4]				52,632
Net Assets (100%)				14,913,753

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $268,464,000, representing 1.8% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $1,900,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Short-Term Corporate Bond Index Fund

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2016	(35)	(4,204)	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,404	—
Corporate Bonds	—	14,728,478	41,698
Taxable Municipal Bonds	—	7,751	—
Temporary Cash Investments	78,790	—	—
Futures Contracts—Assets[1]	217	—	—
Futures Contracts—Liabilities[1]	(202)
Total	78,805	14,740,633	41,698
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2016, the cost of investment securities for tax purposes was $14,757,408,000. Net unrealized appreciation of investment securities for tax purposes was $103,713,000, consisting of unrealized gains of $125,666,000 on securities that had risen in value since their purchase and $21,953,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
United States Treasury Note/Bond	1.375%	4/30/21	3,610	3,609
United States Treasury Note/Bond	1.625%	4/30/23	805	803
United States Treasury Note/Bond	1.625%	5/15/26	1,734	1,700
Total U.S. Government and Agency Obligations (Cost $6,115)				6,112
Corporate Bonds (99.0%)
Finance (31.2%)
Banking (19.7%)
Abbey National Treasury Services plc	4.000%	3/13/24	8,060	8,666
American Express Co.	2.650%	12/2/22	7,139	7,147
American Express Co.	3.625%	12/5/24	6,881	6,933
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	4,000	4,006
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,500	5,912
Bancolombia SA	5.950%	6/3/21	6,950	7,391
Bank of America Corp.	5.000%	5/13/21	4	5
Bank of America Corp.	5.700%	1/24/22	15,574	17,800
Bank of America Corp.	3.300%	1/11/23	25,472	25,919
Bank of America Corp.	4.100%	7/24/23	12,250	12,969
Bank of America Corp.	4.125%	1/22/24	17,929	18,964
Bank of America Corp.	4.000%	4/1/24	21,375	22,437
Bank of America Corp.	4.200%	8/26/24	17,971	18,379
Bank of America Corp.	4.000%	1/22/25	19,347	19,382
Bank of America Corp.	3.950%	4/21/25	20,953	20,899
Bank of America Corp.	3.875%	8/1/25	23,729	24,658
Bank of America Corp.	4.450%	3/3/26	13,675	14,106
Bank of America Corp.	3.500%	4/19/26	13,850	14,030
Bank of Montreal	2.550%	11/6/22	8,388	8,483
Bank of New York Mellon Corp.	3.550%	9/23/21	7,042	7,504
Bank of New York Mellon Corp.	3.650%	2/4/24	5,100	5,468
Bank of New York Mellon Corp.	3.400%	5/15/24	5,881	6,202
Bank of New York Mellon Corp.	3.250%	9/11/24	5,500	5,738
Bank of New York Mellon Corp.	3.000%	2/24/25	4,700	4,848
Bank of New York Mellon Corp.	3.950%	11/18/25	1,775	1,935
Bank of New York Mellon Corp.	2.800%	5/4/26	1,575	1,583
Bank of Nova Scotia	2.800%	7/21/21	5,179	5,345
Bank of Nova Scotia	4.500%	12/16/25	8,750	9,008
Barclays Bank plc	3.750%	5/15/24	3,600	3,732
Barclays plc	4.375%	9/11/24	8,500	8,345
Barclays plc	3.650%	3/16/25	12,300	11,990
Barclays plc	4.375%	1/12/26	15,800	16,151
Barclays plc	5.200%	5/12/26	7,000	7,168
BB&T Corp.	3.950%	3/22/22	2,309	2,454
BNP Paribas SA	3.250%	3/3/23	7,860	8,104
BNP Paribas SA	4.250%	10/15/24	5,750	5,875
BPCE SA	4.000%	4/15/24	11,046	11,909
Branch Banking & Trust Co.	3.625%	9/16/25	7,430	7,789
Capital One Bank USA NA	3.375%	2/15/23	11,880	11,915
Capital One Financial Corp.	4.750%	7/15/21	6,256	6,883
Capital One Financial Corp.	3.500%	6/15/23	4,665	4,772

Capital One Financial Corp.	3.750%	4/24/24	6,915	7,142
Capital One Financial Corp.	3.200%	2/5/25	6,050	5,993
Capital One Financial Corp.	4.200%	10/29/25	9,775	9,985
Capital One NA	2.950%	7/23/21	9,900	10,031
Citigroup Inc.	4.500%	1/14/22	12,991	14,108
Citigroup Inc.	4.050%	7/30/22	7,010	7,308
Citigroup Inc.	3.500%	5/15/23	9,500	9,526
Citigroup Inc.	3.875%	10/25/23	9,685	10,194
Citigroup Inc.	3.750%	6/16/24	10,887	11,383
Citigroup Inc.	4.000%	8/5/24	3,450	3,509
Citigroup Inc.	3.875%	3/26/25	6,175	6,170
Citigroup Inc.	3.300%	4/27/25	8,546	8,596
Citigroup Inc.	4.400%	6/10/25	17,600	18,082
Citigroup Inc.	5.500%	9/13/25	8,883	9,802
Citigroup Inc.	3.700%	1/12/26	16,550	17,071
Citigroup Inc.	4.600%	3/9/26	9,882	10,256
Citigroup Inc.	3.400%	5/1/26	5,000	5,006
Citizens Financial Group Inc.	4.300%	12/3/25	5,925	6,105
Comerica Bank	4.000%	7/27/25	1,975	2,000
Compass Bank	3.875%	4/10/25	3,950	3,712
Cooperatieve Rabobank UA	3.875%	2/8/22	17,185	18,487
Cooperatieve Rabobank UA	3.950%	11/9/22	7,072	7,287
Cooperatieve Rabobank UA	4.625%	12/1/23	12,425	13,153
Cooperatieve Rabobank UA	3.375%	5/21/25	10,600	10,993
Cooperatieve Rabobank UA	4.375%	8/4/25	11,170	11,599
Credit Suisse	3.000%	10/29/21	17,700	17,964
Credit Suisse	3.625%	9/9/24	18,400	19,147
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	9,500	9,568
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	13,550	13,258
1 Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	15,000	15,491
Deutsche Bank AG	3.700%	5/30/24	10,608	10,519
Deutsche Bank AG	4.100%	1/13/26	4,750	4,790
Discover Bank	3.200%	8/9/21	4,800	4,804
Discover Bank	4.200%	8/8/23	6,200	6,487
Discover Bank	4.250%	3/13/26	2,510	2,596
Discover Financial Services	5.200%	4/27/22	1,225	1,319
Discover Financial Services	3.850%	11/21/22	3,502	3,542
Discover Financial Services	3.950%	11/6/24	4,391	4,446
Discover Financial Services	3.750%	3/4/25	2,200	2,189
Fifth Third Bancorp	3.500%	3/15/22	2,325	2,415
Fifth Third Bancorp	4.300%	1/16/24	4,851	5,090
Fifth Third Bank	2.875%	10/1/21	6,890	7,017
Fifth Third Bank	3.850%	3/15/26	4,125	4,252
FirstMerit Corp.	4.350%	2/4/23	2,950	3,030
Goldman Sachs Group Inc.	5.250%	7/27/21	20,834	23,264
Goldman Sachs Group Inc.	5.750%	1/24/22	34,763	39,745
Goldman Sachs Group Inc.	3.625%	1/22/23	17,435	18,028
Goldman Sachs Group Inc.	4.000%	3/3/24	22,504	23,723
Goldman Sachs Group Inc.	3.850%	7/8/24	19,174	20,008
Goldman Sachs Group Inc.	3.500%	1/23/25	19,586	19,739
Goldman Sachs Group Inc.	3.750%	5/22/25	8,880	9,122
Goldman Sachs Group Inc.	4.250%	10/21/25	11,000	11,157
Goldman Sachs Group Inc.	3.750%	2/25/26	10,250	10,532
HSBC Bank plc	7.650%	5/1/25	650	796
HSBC Holdings plc	4.875%	1/14/22	5,720	6,261
HSBC Holdings plc	4.000%	3/30/22	12,079	12,694
HSBC Holdings plc	3.600%	5/25/23	15,000	15,099

HSBC Holdings plc	4.250%	3/14/24	14,246	14,441
HSBC Holdings plc	4.250%	8/18/25	11,850	11,865
HSBC Holdings plc	4.300%	3/8/26	22,745	23,773
HSBC Holdings plc	3.900%	5/25/26	16,500	16,646
HSBC USA Inc.	3.500%	6/23/24	3,600	3,662
Intesa Sanpaolo SPA	5.250%	1/12/24	7,650	8,381
JPMorgan Chase & Co.	4.350%	8/15/21	17,621	19,164
JPMorgan Chase & Co.	4.500%	1/24/22	26,399	28,853
JPMorgan Chase & Co.	3.250%	9/23/22	19,190	19,718
JPMorgan Chase & Co.	3.200%	1/25/23	20,013	20,514
JPMorgan Chase & Co.	3.375%	5/1/23	10,945	11,006
JPMorgan Chase & Co.	2.700%	5/18/23	5,000	4,943
JPMorgan Chase & Co.	3.875%	2/1/24	12,810	13,658
JPMorgan Chase & Co.	3.625%	5/13/24	15,225	15,954
JPMorgan Chase & Co.	3.875%	9/10/24	18,998	19,375
JPMorgan Chase & Co.	3.125%	1/23/25	19,450	19,524
JPMorgan Chase & Co.	3.900%	7/15/25	20,770	22,005
JPMorgan Chase & Co.	3.300%	4/1/26	9,225	9,306
JPMorgan Chase & Co.	3.200%	6/15/26	7,000	6,997
KeyBank NA	3.300%	6/1/25	6,625	6,842
KeyBank NA	3.400%	5/20/26	3,000	2,981
Lloyds Bank plc	3.500%	5/14/25	10,175	10,578
Lloyds Banking Group plc	4.500%	11/4/24	4,900	5,006
1 Lloyds Banking Group plc	4.582%	12/10/25	12,200	12,237
Lloyds Banking Group plc	4.650%	3/24/26	6,100	6,175
Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,300	3,261
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	17,825	18,953
Morgan Stanley	5.500%	7/28/21	14,191	15,843
Morgan Stanley	4.875%	11/1/22	13,502	14,639
Morgan Stanley	3.750%	2/25/23	15,865	16,531
Morgan Stanley	4.100%	5/22/23	15,900	16,391
Morgan Stanley	3.875%	4/29/24	20,924	21,912
Morgan Stanley	3.700%	10/23/24	20,168	20,837
Morgan Stanley	4.000%	7/23/25	24,155	25,353
Morgan Stanley	5.000%	11/24/25	16,900	18,257
Morgan Stanley	3.875%	1/27/26	16,250	16,983
MUFG Americas Holdings Corp.	3.500%	6/18/22	4,650	4,808
MUFG Americas Holdings Corp.	3.000%	2/10/25	3,650	3,624
National Australia Bank Ltd.	3.000%	1/20/23	6,625	6,805
National Australia Bank Ltd.	3.375%	1/14/26	2,500	2,644
Northern Trust Corp.	3.375%	8/23/21	2,500	2,646
Northern Trust Corp.	2.375%	8/2/22	5,651	5,665
Northern Trust Corp.	3.950%	10/30/25	4,800	5,190
People's United Bank NA	4.000%	7/15/24	1,500	1,501
People's United Financial Inc.	3.650%	12/6/22	2,550	2,547
PNC Bank NA	2.700%	11/1/22	10,275	10,220
PNC Bank NA	2.950%	1/30/23	4,475	4,487
PNC Bank NA	3.800%	7/25/23	3,745	3,957
PNC Bank NA	3.300%	10/30/24	3,625	3,784
PNC Bank NA	2.950%	2/23/25	3,750	3,806
PNC Bank NA	3.250%	6/1/25	5,635	5,829
PNC Bank NA	4.200%	11/1/25	2,125	2,358
PNC Financial Services Group Inc.	2.854%	11/9/22	4,065	4,121
PNC Financial Services Group Inc.	3.900%	4/29/24	4,350	4,610
PNC Funding Corp.	3.300%	3/8/22	8,502	8,972
Royal Bank of Canada	4.650%	1/27/26	8,750	9,178
Royal Bank of Scotland Group plc	4.800%	4/5/26	9,000	9,290

Santander Holdings USA Inc.	4.500%	7/17/25	6,100	6,273
Santander Issuances SAU	5.179%	11/19/25	9,600	9,555
State Street Corp.	3.100%	5/15/23	7,250	7,421
State Street Corp.	3.700%	11/20/23	6,060	6,585
State Street Corp.	3.300%	12/16/24	9,956	10,467
State Street Corp.	3.550%	8/18/25	7,075	7,548
State Street Corp.	2.650%	5/19/26	2,000	1,989
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	4,542	4,662
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,375	1,399
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,600	4,936
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,125	3,312
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,800	3,952
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,651
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	10,000	10,544
SunTrust Bank	2.750%	5/1/23	3,175	3,140
SunTrust Bank	3.300%	5/15/26	4,000	3,982
SVB Financial Group	3.500%	1/29/25	3,125	3,092
Synchrony Financial	3.750%	8/15/21	5,000	5,159
Synchrony Financial	4.250%	8/15/24	9,904	10,233
Synchrony Financial	4.500%	7/23/25	9,202	9,605
US Bancorp	3.000%	3/15/22	6,412	6,678
US Bancorp	2.950%	7/15/22	8,810	9,023
US Bancorp	3.700%	1/30/24	7,143	7,735
US Bancorp	3.600%	9/11/24	5,448	5,713
US Bancorp	3.100%	4/27/26	4,500	4,521
US Bank NA	2.800%	1/27/25	5,800	5,901
Wachovia Corp.	6.605%	10/1/25	475	579
Wells Fargo & Co.	3.500%	3/8/22	18,160	19,208
Wells Fargo & Co.	3.450%	2/13/23	16,742	17,119
Wells Fargo & Co.	4.125%	8/15/23	11,517	12,193
Wells Fargo & Co.	4.480%	1/16/24	4,892	5,291
Wells Fargo & Co.	3.300%	9/9/24	14,587	15,040
Wells Fargo & Co.	3.000%	2/19/25	18,028	18,035
Wells Fargo & Co.	3.550%	9/29/25	19,200	20,109
Wells Fargo & Co.	3.000%	4/22/26	15,825	15,819
Westpac Banking Corp.	2.850%	5/13/26	8,000	7,950

Brokerage (1.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	4,900	5,067
Affiliated Managers Group Inc.	3.500%	8/1/25	1,301	1,255
Ameriprise Financial Inc.	4.000%	10/15/23	4,277	4,566
Ameriprise Financial Inc.	3.700%	10/15/24	3,875	4,053
Apollo Investment Corp.	5.250%	3/3/25	1,900	1,874
BlackRock Inc.	3.375%	6/1/22	6,355	6,805
BlackRock Inc.	3.500%	3/18/24	5,460	5,831
Brookfield Asset Management Inc.	4.000%	1/15/25	2,975	2,998
Brookfield Finance Inc.	4.250%	6/2/26	3,000	3,009
Charles Schwab Corp.	3.225%	9/1/22	1,350	1,401
Charles Schwab Corp.	3.000%	3/10/25	1,000	1,017
Charles Schwab Corp.	3.450%	2/13/26	1,635	1,711
CME Group Inc.	3.000%	9/15/22	5,360	5,578
CME Group Inc.	3.000%	3/15/25	3,974	4,025
E*TRADE Financial Corp.	5.375%	11/15/22	2,925	3,057
E*TRADE Financial Corp.	4.625%	9/15/23	4,525	4,582
Eaton Vance Corp.	3.625%	6/15/23	2,100	2,197
Franklin Resources Inc.	2.800%	9/15/22	1,400	1,427
Franklin Resources Inc.	2.850%	3/30/25	3,175	3,174

Intercontinental Exchange Inc.	4.000%	10/15/23	4,421	4,713
Intercontinental Exchange Inc.	3.750%	12/1/25	8,425	8,792
Invesco Finance plc	3.125%	11/30/22	6,532	6,735
Invesco Finance plc	4.000%	1/30/24	3,875	4,190
Invesco Finance plc	3.750%	1/15/26	4,830	5,080
Janus Capital Group Inc.	4.875%	8/1/25	1,800	1,910
Jefferies Group LLC	5.125%	1/20/23	2,900	3,007
Lazard Group LLC	3.750%	2/13/25	2,100	2,034
Legg Mason Inc.	3.950%	7/15/24	1,265	1,256
Legg Mason Inc.	4.750%	3/15/26	3,300	3,432
Leucadia National Corp.	5.500%	10/18/23	4,150	4,159
Nasdaq Inc.	4.250%	6/1/24	2,658	2,778
Stifel Financial Corp.	4.250%	7/18/24	2,525	2,507
TD Ameritrade Holding Corp.	2.950%	4/1/22	7,989	8,173
TD Ameritrade Holding Corp.	3.625%	4/1/25	4,500	4,704

Finance Companies (0.4%)
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.950%	2/1/22	5,265	5,259
Air Lease Corp.	3.375%	6/1/21	3,900	3,934
Air Lease Corp.	3.750%	2/1/22	2,900	2,933
Air Lease Corp.	4.250%	9/15/24	2,425	2,431
FS Investment Corp.	4.750%	5/15/22	1,670	1,635
GATX Corp.	4.850%	6/1/21	650	690
GATX Corp.	4.750%	6/15/22	2,075	2,184
GATX Corp.	3.900%	3/30/23	1,225	1,223
GATX Corp.	3.250%	3/30/25	3,400	3,216
1 GE Capital International Funding Co.	3.373%	11/15/25	14,395	15,269
Prospect Capital Corp.	5.875%	3/15/23	1,425	1,304

Insurance (5.1%)
Aetna Inc.	4.125%	6/1/21	2,699	2,894
Aetna Inc.	2.750%	11/15/22	6,071	6,056
Aetna Inc.	3.500%	11/15/24	5,550	5,696
Aflac Inc.	4.000%	2/15/22	800	869
Aflac Inc.	3.625%	6/15/23	5,600	5,933
Aflac Inc.	3.625%	11/15/24	5,301	5,652
Aflac Inc.	3.250%	3/17/25	2,125	2,182
Alleghany Corp.	4.950%	6/27/22	2,586	2,832
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	6,375	6,350
Allstate Corp.	3.150%	6/15/23	2,925	3,031
2 Allstate Corp.	5.750%	8/15/53	4,925	5,060
American International Group Inc.	4.875%	6/1/22	9,650	10,492
American International Group Inc.	4.125%	2/15/24	6,950	7,202
American International Group Inc.	3.750%	7/10/25	9,209	9,214
American International Group Inc.	3.900%	4/1/26	9,350	9,447
Anthem Inc.	3.700%	8/15/21	4,360	4,602
Anthem Inc.	3.125%	5/15/22	4,659	4,708
Anthem Inc.	3.300%	1/15/23	4,769	4,848
Anthem Inc.	3.500%	8/15/24	5,443	5,547
Aon plc	4.000%	11/27/23	1,875	1,966
Aon plc	3.500%	6/14/24	3,889	3,929
Aon plc	3.875%	12/15/25	4,000	4,120
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,650	1,712
Assurant Inc.	4.000%	3/15/23	2,800	2,833
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,683	2,849
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	6,536	6,844

Berkshire Hathaway Inc.	3.750%	8/15/21	4,575	4,985
Berkshire Hathaway Inc.	3.400%	1/31/22	1,587	1,697
Berkshire Hathaway Inc.	3.000%	2/11/23	2,989	3,133
Berkshire Hathaway Inc.	2.750%	3/15/23	15,650	16,009
Berkshire Hathaway Inc.	3.125%	3/15/26	18,000	18,587
Brown & Brown Inc.	4.200%	9/15/24	3,125	3,150
Chubb INA Holdings Inc.	2.875%	11/3/22	10,925	11,218
Chubb INA Holdings Inc.	2.700%	3/13/23	2,522	2,540
Chubb INA Holdings Inc.	3.350%	5/15/24	5,116	5,374
Chubb INA Holdings Inc.	3.150%	3/15/25	5,759	5,946
Chubb INA Holdings Inc.	3.350%	5/3/26	6,000	6,277
Cigna Corp.	4.000%	2/15/22	4,790	5,109
Cigna Corp.	3.250%	4/15/25	5,700	5,716
CNA Financial Corp.	5.750%	8/15/21	3,400	3,827
CNA Financial Corp.	3.950%	5/15/24	2,545	2,592
CNA Financial Corp.	4.500%	3/1/26	3,075	3,187
Coventry Health Care Inc.	5.450%	6/15/21	3,704	4,161
Fidelity National Financial Inc.	5.500%	9/1/22	2,075	2,256
First American Financial Corp.	4.300%	2/1/23	2,475	2,500
First American Financial Corp.	4.600%	11/15/24	2,850	2,887
Hanover Insurance Group Inc.	4.500%	4/15/26	2,400	2,434
Hartford Financial Services Group Inc.	5.125%	4/15/22	5,306	5,965
Horace Mann Educators Corp.	4.500%	12/1/25	1,325	1,361
Humana Inc.	3.150%	12/1/22	3,069	3,090
Humana Inc.	3.850%	10/1/24	8,325	8,685
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,475	1,542
Kemper Corp.	4.350%	2/15/25	2,250	2,266
Lincoln National Corp.	4.850%	6/24/21	1,400	1,532
Lincoln National Corp.	4.200%	3/15/22	1,672	1,773
Lincoln National Corp.	4.000%	9/1/23	1,725	1,782
Lincoln National Corp.	3.350%	3/9/25	2,010	1,959
Loews Corp.	2.625%	5/15/23	6,074	6,010
Loews Corp.	3.750%	4/1/26	1,750	1,818
Manulife Financial Corp.	4.150%	3/4/26	6,175	6,524
Markel Corp.	5.350%	6/1/21	555	616
Markel Corp.	4.900%	7/1/22	3,175	3,460
Markel Corp.	3.625%	3/30/23	1,025	1,032
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,775	3,057
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	1,800	1,845
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	825	882
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,475	4,537
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,565	3,605
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,700	3,794
MetLife Inc.	3.048%	12/15/22	3,384	3,452
MetLife Inc.	4.368%	9/15/23	7,612	8,337
MetLife Inc.	3.600%	4/10/24	6,725	7,023
MetLife Inc.	3.000%	3/1/25	3,483	3,479
MetLife Inc.	3.600%	11/13/25	6,425	6,648
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	693
Navigators Group Inc.	5.750%	10/15/23	1,500	1,606
Old Republic International Corp.	4.875%	10/1/24	2,550	2,688
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,625	1,633
Primerica Inc.	4.750%	7/15/22	1,975	2,142
Principal Financial Group Inc.	3.300%	9/15/22	1,325	1,360
Principal Financial Group Inc.	3.125%	5/15/23	3,133	3,128
Principal Financial Group Inc.	3.400%	5/15/25	2,024	2,016
ProAssurance Corp.	5.300%	11/15/23	1,250	1,326

Progressive Corp.	3.750%	8/23/21	2,763	2,967
Prudential Financial Inc.	4.500%	11/16/21	2,505	2,744
Prudential Financial Inc.	3.500%	5/15/24	6,150	6,299
2 Prudential Financial Inc.	5.875%	9/15/42	5,800	6,271
2 Prudential Financial Inc.	5.625%	6/15/43	9,400	9,893
2 Prudential Financial Inc.	5.200%	3/15/44	2,675	2,668
2 Prudential Financial Inc.	5.375%	5/15/45	7,600	7,790
Reinsurance Group of America Inc.	5.000%	6/1/21	3,545	3,852
Reinsurance Group of America Inc.	4.700%	9/15/23	2,450	2,609
StanCorp Financial Group Inc.	5.000%	8/15/22	2,000	2,151
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,540	3,234
Symetra Financial Corp.	4.250%	7/15/24	1,350	1,376
Torchmark Corp.	3.800%	9/15/22	900	913
Trinity Acquisition plc	3.500%	9/15/21	3,400	3,469
Trinity Acquisition plc	4.625%	8/15/23	1,575	1,658
Trinity Acquisition plc	4.400%	3/15/26	3,550	3,643
UnitedHealth Group Inc.	3.375%	11/15/21	2,500	2,645
UnitedHealth Group Inc.	2.875%	12/15/21	4,100	4,247
UnitedHealth Group Inc.	2.875%	3/15/22	6,777	6,990
UnitedHealth Group Inc.	3.350%	7/15/22	6,675	7,033
UnitedHealth Group Inc.	2.750%	2/15/23	3,075	3,139
UnitedHealth Group Inc.	2.875%	3/15/23	5,227	5,335
UnitedHealth Group Inc.	3.750%	7/15/25	15,740	16,959
UnitedHealth Group Inc.	3.100%	3/15/26	6,750	6,897
Unum Group	4.000%	3/15/24	2,600	2,645
Voya Financial Inc.	5.500%	7/15/22	6,636	7,442
WR Berkley Corp.	4.625%	3/15/22	1,600	1,716
XLIT Ltd.	5.750%	10/1/21	2,765	3,138
XLIT Ltd.	6.375%	11/15/24	1,740	2,053
XLIT Ltd.	4.450%	3/31/25	5,100	5,073

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	947

Real Estate Investment Trusts (4.7%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	3,676	3,901
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	3,050	3,117
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	1,650	1,698
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	5,050	5,113
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,900	3,003
AvalonBay Communities Inc.	2.850%	3/15/23	1,200	1,205
AvalonBay Communities Inc.	4.200%	12/15/23	2,300	2,510
AvalonBay Communities Inc.	3.500%	11/15/24	2,850	2,970
AvalonBay Communities Inc.	3.450%	6/1/25	3,825	3,977
AvalonBay Communities Inc.	3.500%	11/15/25	2,200	2,293
AvalonBay Communities Inc.	2.950%	5/11/26	2,500	2,485
Boston Properties LP	3.850%	2/1/23	6,453	6,817
Boston Properties LP	3.125%	9/1/23	3,125	3,170
Boston Properties LP	3.800%	2/1/24	7,111	7,516
Boston Properties LP	3.650%	2/1/26	6,805	7,096
Brandywine Operating Partnership LP	3.950%	2/15/23	3,322	3,333
Brandywine Operating Partnership LP	4.100%	10/1/24	1,725	1,733
Brixmor Operating Partnership LP	3.875%	8/15/22	4,053	4,065
Brixmor Operating Partnership LP	3.850%	2/1/25	5,525	5,361
Camden Property Trust	4.625%	6/15/21	1,100	1,197

Camden Property Trust	2.950%	12/15/22	2,925	2,909
Camden Property Trust	4.875%	6/15/23	2,400	2,656
Camden Property Trust	4.250%	1/15/24	3,200	3,420
Camden Property Trust	3.500%	9/15/24	150	153
CBL & Associates LP	5.250%	12/1/23	3,125	2,912
CBL & Associates LP	4.600%	10/15/24	1,800	1,600
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	2,200	2,206
Corporate Office Properties LP	3.700%	6/15/21	2,430	2,411
Corporate Office Properties LP	3.600%	5/15/23	2,375	2,263
Corporate Office Properties LP	5.250%	2/15/24	2,250	2,346
CubeSmart LP	4.800%	7/15/22	825	901
CubeSmart LP	4.375%	12/15/23	3,150	3,343
CubeSmart LP	4.000%	11/15/25	1,325	1,363
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,200	1,244
DDR Corp.	4.625%	7/15/22	3,949	4,214
DDR Corp.	3.375%	5/15/23	3,000	2,940
DDR Corp.	3.625%	2/1/25	3,330	3,246
DDR Corp.	4.250%	2/1/26	1,950	1,991
Digital Realty Trust LP	3.950%	7/1/22	4,900	5,038
Digital Realty Trust LP	3.625%	10/1/22	1,875	1,885
Digital Realty Trust LP	4.750%	10/1/25	4,775	4,919
Duke Realty LP	4.375%	6/15/22	100	106
Duke Realty LP	3.875%	10/15/22	2,750	2,848
Duke Realty LP	3.625%	4/15/23	3,450	3,524
Duke Realty LP	3.750%	12/1/24	2,800	2,857
Education Realty Operating Partnership LP	4.600%	12/1/24	1,300	1,296
EPR Properties	5.750%	8/15/22	2,095	2,251
EPR Properties	5.250%	7/15/23	925	963
EPR Properties	4.500%	4/1/25	2,850	2,790
Equity One Inc.	3.750%	11/15/22	1,100	1,100
ERP Operating LP	4.625%	12/15/21	6,631	7,416
ERP Operating LP	3.000%	4/15/23	3,575	3,637
ERP Operating LP	3.375%	6/1/25	2,750	2,852
Essex Portfolio LP	3.625%	8/15/22	1,300	1,354
Essex Portfolio LP	3.375%	1/15/23	6,496	6,609
Essex Portfolio LP	3.250%	5/1/23	2,075	2,098
Essex Portfolio LP	3.875%	5/1/24	3,600	3,786
Essex Portfolio LP	3.500%	4/1/25	3,815	3,902
Essex Portfolio LP	3.375%	4/15/26	1,500	1,513
Federal Realty Investment Trust	3.000%	8/1/22	875	890
Federal Realty Investment Trust	2.750%	6/1/23	4,525	4,496
HCP Inc.	3.150%	8/1/22	2,700	2,632
HCP Inc.	4.000%	12/1/22	4,400	4,496
HCP Inc.	4.250%	11/15/23	4,284	4,379
HCP Inc.	4.200%	3/1/24	2,825	2,845
HCP Inc.	3.875%	8/15/24	4,025	3,987
HCP Inc.	3.400%	2/1/25	3,488	3,338
HCP Inc.	4.000%	6/1/25	4,471	4,437
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,142
Healthcare Realty Trust Inc.	3.875%	5/1/25	1,531	1,494
Healthcare Trust of America Holdings LP	3.375%	7/15/21	1,750	1,759
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,875	1,865
Highwoods Realty LP	3.200%	6/15/21	3,334	3,309
Highwoods Realty LP	3.625%	1/15/23	800	802
Hospitality Properties Trust	5.000%	8/15/22	2,736	2,877
Hospitality Properties Trust	4.500%	6/15/23	1,875	1,881

Hospitality Properties Trust	4.650%	3/15/24	2,640	2,634
Hospitality Properties Trust	4.500%	3/15/25	3,100	3,018
Hospitality Properties Trust	5.250%	2/15/26	1,000	1,031
Host Hotels & Resorts LP	6.000%	10/1/21	2,600	2,904
Host Hotels & Resorts LP	5.250%	3/15/22	2,347	2,527
Host Hotels & Resorts LP	4.750%	3/1/23	2,691	2,827
Host Hotels & Resorts LP	3.750%	10/15/23	1,940	1,919
Host Hotels & Resorts LP	4.000%	6/15/25	2,000	1,980
Kilroy Realty LP	3.800%	1/15/23	3,200	3,273
Kilroy Realty LP	4.375%	10/1/25	2,075	2,188
Kimco Realty Corp.	3.400%	11/1/22	3,400	3,494
Kimco Realty Corp.	3.125%	6/1/23	3,088	3,096
Lexington Realty Trust	4.250%	6/15/23	1,325	1,331
Lexington Realty Trust	4.400%	6/15/24	1,700	1,697
Liberty Property LP	4.125%	6/15/22	3,508	3,669
Liberty Property LP	3.375%	6/15/23	3,225	3,210
Liberty Property LP	4.400%	2/15/24	3,025	3,205
Liberty Property LP	3.750%	4/1/25	1,975	2,001
Mack-Cali Realty LP	4.500%	4/18/22	2,290	2,297
Mack-Cali Realty LP	3.150%	5/15/23	750	671
Mid-America Apartments LP	4.300%	10/15/23	2,075	2,195
Mid-America Apartments LP	3.750%	6/15/24	1,650	1,694
Mid-America Apartments LP	4.000%	11/15/25	3,800	3,932
National Retail Properties Inc.	5.500%	7/15/21	1,600	1,796
National Retail Properties Inc.	3.800%	10/15/22	2,233	2,296
National Retail Properties Inc.	3.300%	4/15/23	1,800	1,795
National Retail Properties Inc.	3.900%	6/15/24	2,875	2,981
National Retail Properties Inc.	4.000%	11/15/25	2,400	2,486
Omega Healthcare Investors Inc.	5.875%	3/15/24	2,200	2,288
Omega Healthcare Investors Inc.	4.950%	4/1/24	1,955	1,984
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,125	4,032
Omega Healthcare Investors Inc.	5.250%	1/15/26	3,725	3,827
Piedmont Operating Partnership LP	3.400%	6/1/23	1,000	961
Piedmont Operating Partnership LP	4.450%	3/15/24	3,025	3,090
Post Apartment Homes LP	3.375%	12/1/22	500	500
Prologis LP	4.250%	8/15/23	4,875	5,306
Prologis LP	3.750%	11/1/25	3,800	3,990
Realty Income Corp.	3.250%	10/15/22	3,220	3,227
Realty Income Corp.	4.650%	8/1/23	5,505	5,956
Realty Income Corp.	3.875%	7/15/24	2,200	2,262
Regency Centers LP	3.750%	6/15/24	2,825	2,897
Regency Centers LP	3.900%	11/1/25	1,000	1,028
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	1,250	1,280
Retail Properties of America Inc.	4.000%	3/15/25	1,750	1,655
Select Income REIT	4.150%	2/1/22	1,275	1,267
Select Income REIT	4.500%	2/1/25	3,375	3,248
Senior Housing Properties Trust	4.750%	5/1/24	2,575	2,520
Simon Property Group LP	2.500%	7/15/21	4,600	4,673
Simon Property Group LP	4.125%	12/1/21	3,325	3,634
Simon Property Group LP	3.375%	3/15/22	3,164	3,350
Simon Property Group LP	2.750%	2/1/23	4,450	4,514
Simon Property Group LP	3.750%	2/1/24	4,360	4,674
Simon Property Group LP	3.375%	10/1/24	6,817	7,069
Simon Property Group LP	3.500%	9/1/25	4,273	4,511
Simon Property Group LP	3.300%	1/15/26	6,000	6,209
Tanger Properties LP	3.875%	12/1/23	1,750	1,793
Tanger Properties LP	3.750%	12/1/24	1,100	1,110

UDR Inc.	4.625%	1/10/22	4,550	4,965
UDR Inc.	3.750%	7/1/24	2,730	2,851
UDR Inc.	4.000%	10/1/25	1,200	1,274
Ventas Realty LP	3.125%	6/15/23	2,000	1,997
Ventas Realty LP	3.750%	5/1/24	2,525	2,578
Ventas Realty LP	3.500%	2/1/25	3,750	3,755
Ventas Realty LP	4.125%	1/15/26	4,449	4,655
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	6,831	7,501
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	3,501	3,728
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	1,150	1,156
Vornado Realty LP	5.000%	1/15/22	1,400	1,511
Washington REIT	3.950%	10/15/22	1,550	1,550
Weingarten Realty Investors	3.375%	10/15/22	2,200	2,190
Weingarten Realty Investors	3.500%	4/15/23	2,975	2,937
Weingarten Realty Investors	4.450%	1/15/24	725	757
Weingarten Realty Investors	3.850%	6/1/25	600	601
Welltower Inc.	5.250%	1/15/22	3,690	4,074
Welltower Inc.	3.750%	3/15/23	3,125	3,171
Welltower Inc.	4.500%	1/15/24	2,154	2,282
Welltower Inc.	4.000%	6/1/25	8,211	8,378
Welltower Inc.	4.250%	4/1/26	6,850	7,162
WP Carey Inc.	4.600%	4/1/24	2,908	2,944
WP Carey Inc.	4.000%	2/1/25	2,550	2,441

				3,032,020
Industrial (62.2%)
Basic Industry (4.0%)
Agrium Inc.	3.150%	10/1/22	3,043	3,105
Agrium Inc.	3.500%	6/1/23	5,299	5,420
Agrium Inc.	3.375%	3/15/25	3,840	3,777
Air Products & Chemicals Inc.	3.000%	11/3/21	4,750	4,982
Air Products & Chemicals Inc.	2.750%	2/3/23	1,800	1,824
Air Products & Chemicals Inc.	3.350%	7/31/24	2,245	2,364
Airgas Inc.	2.900%	11/15/22	4,050	4,019
Airgas Inc.	3.650%	7/15/24	1,750	1,806
Albemarle Corp.	4.150%	12/1/24	2,925	2,973
Barrick Gold Corp.	4.100%	5/1/23	7,510	7,576
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	7,645	7,885
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	7,505	7,543
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	12,595	13,167
Braskem Finance Ltd.	6.450%	2/3/24	5,000	4,887
Cabot Corp.	3.700%	7/15/22	2,950	3,003
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,075	4,309
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,450	2,529
CF Industries Inc.	3.450%	6/1/23	5,600	5,507
Cytec Industries Inc.	3.500%	4/1/23	3,631	3,533
Domtar Corp.	4.400%	4/1/22	446	458
Dow Chemical Co.	4.125%	11/15/21	7,642	8,287
Dow Chemical Co.	3.000%	11/15/22	10,451	10,628
Dow Chemical Co.	3.500%	10/1/24	4,900	5,064
Eastman Chemical Co.	3.600%	8/15/22	7,133	7,377
Eastman Chemical Co.	3.800%	3/15/25	4,525	4,664
Ecolab Inc.	4.350%	12/8/21	8,100	8,977
Ecolab Inc.	3.250%	1/14/23	2,100	2,154
EI du Pont de Nemours & Co.	2.800%	2/15/23	8,300	8,329
Fibria Overseas Finance Ltd.	5.250%	5/12/24	3,310	3,320
FMC Corp.	3.950%	2/1/22	1,775	1,827

FMC Corp.	4.100%	2/1/24	4,500	4,667
Georgia-Pacific LLC	8.000%	1/15/24	2,541	3,305
Georgia-Pacific LLC	7.375%	12/1/25	2,427	3,142
Goldcorp Inc.	3.625%	6/9/21	6,750	6,807
Goldcorp Inc.	3.700%	3/15/23	8,050	7,944
International Flavors & Fragrances Inc.	3.200%	5/1/23	975	969
International Paper Co.	7.500%	8/15/21	1,940	2,348
International Paper Co.	4.750%	2/15/22	9,752	10,635
International Paper Co.	3.650%	6/15/24	4,399	4,528
International Paper Co.	3.800%	1/15/26	3,925	4,042
LYB International Finance BV	4.000%	7/15/23	7,294	7,685
LyondellBasell Industries NV	6.000%	11/15/21	6,800	7,837
LyondellBasell Industries NV	5.750%	4/15/24	6,175	7,155
Methanex Corp.	4.250%	12/1/24	2,600	2,242
Monsanto Co.	2.750%	7/15/21	2,468	2,507
Monsanto Co.	2.200%	7/15/22	750	723
Monsanto Co.	3.375%	7/15/24	6,485	6,555
Monsanto Co.	2.850%	4/15/25	4,250	4,116
Monsanto Co.	5.500%	8/15/25	575	657
Mosaic Co.	3.750%	11/15/21	3,475	3,607
Mosaic Co.	4.250%	11/15/23	7,100	7,551
NewMarket Corp.	4.100%	12/15/22	1,050	1,066
Newmont Mining Corp.	3.500%	3/15/22	8,032	8,057
Nucor Corp.	4.125%	9/15/22	3,641	3,846
Nucor Corp.	4.000%	8/1/23	5,289	5,574
Packaging Corp. of America	3.900%	6/15/22	3,897	4,054
Packaging Corp. of America	4.500%	11/1/23	5,245	5,594
Packaging Corp. of America	3.650%	9/15/24	2,900	2,920
Plum Creek Timberlands LP	3.250%	3/15/23	500	492
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	3,590	3,709
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	4,400	4,332
Praxair Inc.	3.000%	9/1/21	3,720	3,891
Praxair Inc.	2.450%	2/15/22	5,150	5,240
Praxair Inc.	2.200%	8/15/22	4,322	4,322
Praxair Inc.	2.650%	2/5/25	1,300	1,315
Praxair Inc.	3.200%	1/30/26	7,000	7,429
Rayonier Inc.	3.750%	4/1/22	1,975	1,950
Reliance Steel & Aluminum Co.	4.500%	4/15/23	2,275	2,309
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,500	5,761
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	10,100	10,067
Rio Tinto Finance USA plc	3.500%	3/22/22	7,600	7,731
Rio Tinto Finance USA plc	2.875%	8/21/22	6,581	6,461
RPM International Inc.	3.450%	11/15/22	2,275	2,288
Sherwin-Williams Co.	3.450%	8/1/25	2,100	2,138
Southern Copper Corp.	3.500%	11/8/22	1,200	1,176
Southern Copper Corp.	3.875%	4/23/25	3,800	3,648
Syngenta Finance NV	3.125%	3/28/22	2,325	2,381
Vale Overseas Ltd.	4.375%	1/11/22	14,890	13,382
Valspar Corp.	4.200%	1/15/22	2,400	2,508
Valspar Corp.	3.950%	1/15/26	2,900	3,005
Westlake Chemical Corp.	3.600%	7/15/22	1,500	1,500
WestRock RKT Co.	4.900%	3/1/22	2,000	2,179
WestRock RKT Co.	4.000%	3/1/23	3,120	3,169
Weyerhaeuser Co.	4.625%	9/15/23	3,750	4,064
Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,781
Worthington Industries Inc.	4.550%	4/15/26	475	482

Yamana Gold Inc.	4.950%	7/15/24	2,835	2,707

Capital Goods (4.9%)
3M Co.	2.000%	6/26/22	3,435	3,455
3M Co.	3.000%	8/7/25	2,349	2,492
ABB Finance USA Inc.	2.875%	5/8/22	5,850	5,963
Avery Dennison Corp.	3.350%	4/15/23	1,150	1,155
Bemis Co. Inc.	4.500%	10/15/21	2,525	2,703
Boeing Co.	8.750%	8/15/21	1,800	2,380
Boeing Co.	2.350%	10/30/21	3,350	3,429
Boeing Co.	2.200%	10/30/22	1,370	1,378
Boeing Co.	1.875%	6/15/23	2,700	2,637
Boeing Co.	7.950%	8/15/24	2,665	3,706
Boeing Co.	2.850%	10/30/24	2,958	3,081
Boeing Co.	2.500%	3/1/25	1,000	1,015
Boeing Co.	2.600%	10/30/25	2,500	2,550
Boeing Co.	2.250%	6/15/26	2,700	2,645
Carlisle Cos. Inc.	3.750%	11/15/22	2,475	2,504
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,068
Caterpillar Financial Services Corp.	2.850%	6/1/22	2,839	2,932
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,600	2,620
Caterpillar Financial Services Corp.	3.750%	11/24/23	6,050	6,583
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,000	2,100
Caterpillar Financial Services Corp.	3.250%	12/1/24	600	628
Caterpillar Inc.	2.600%	6/26/22	2,900	2,940
Caterpillar Inc.	3.400%	5/15/24	8,715	9,224
Crane Co.	4.450%	12/15/23	2,200	2,322
Danaher Corp.	3.900%	6/23/21	3,992	4,340
Danaher Corp.	3.350%	9/15/25	3,610	3,862
Deere & Co.	2.600%	6/8/22	6,250	6,347
Dover Corp.	3.150%	11/15/25	1,200	1,241
Eaton Corp.	2.750%	11/2/22	9,413	9,452
Embraer Netherlands Finance BV	5.050%	6/15/25	8,900	8,746
1 Embraer Overseas Ltd.	5.696%	9/16/23	2,725	2,817
Embraer SA	5.150%	6/15/22	500	514
Emerson Electric Co.	2.625%	12/1/21	2,750	2,842
Emerson Electric Co.	2.625%	2/15/23	2,500	2,539
Emerson Electric Co.	3.150%	6/1/25	2,550	2,643
Exelis Inc.	5.550%	10/1/21	5,675	6,279
Flowserve Corp.	3.500%	9/15/22	6,625	6,661
Flowserve Corp.	4.000%	11/15/23	2,925	2,951
Fortune Brands Home & Security Inc.	4.000%	6/15/25	2,200	2,284
General Dynamics Corp.	3.875%	7/15/21	2,043	2,243
General Dynamics Corp.	2.250%	11/15/22	8,115	8,173
General Electric Capital Corp.	4.650%	10/17/21	13,858	15,658
General Electric Capital Corp.	3.150%	9/7/22	9,009	9,511
General Electric Capital Corp.	3.100%	1/9/23	8,632	9,084
General Electric Capital Corp.	3.450%	5/15/24	6,478	6,966
General Electric Co.	2.700%	10/9/22	19,550	20,140
General Electric Co.	3.375%	3/11/24	4,033	4,304
Harris Corp.	3.832%	4/27/25	3,400	3,524
Hexcel Corp.	4.700%	8/15/25	500	501
Honeywell International Inc.	3.350%	12/1/23	2,775	2,974
Hubbell Inc.	3.350%	3/1/26	3,575	3,625
IDEX Corp.	4.200%	12/15/21	2,775	2,932
Illinois Tool Works Inc.	3.375%	9/15/21	2,077	2,207
Illinois Tool Works Inc.	3.500%	3/1/24	9,079	9,773

Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	5,310	5,745
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,168	2,244
John Deere Capital Corp.	3.900%	7/12/21	2,650	2,884
John Deere Capital Corp.	3.150%	10/15/21	4,000	4,185
John Deere Capital Corp.	2.750%	3/15/22	2,650	2,727
John Deere Capital Corp.	2.800%	1/27/23	3,075	3,140
John Deere Capital Corp.	2.800%	3/6/23	8,450	8,595
John Deere Capital Corp.	3.350%	6/12/24	3,600	3,783
John Deere Capital Corp.	3.400%	9/11/25	3,275	3,464
Kennametal Inc.	3.875%	2/15/22	1,600	1,550
L-3 Communications Corp.	3.950%	5/28/24	1,995	2,019
Leggett & Platt Inc.	3.800%	11/15/24	2,700	2,762
Legrand France SA	8.500%	2/15/25	2,135	2,872
Lockheed Martin Corp.	3.350%	9/15/21	6,999	7,383
Lockheed Martin Corp.	3.100%	1/15/23	2,600	2,701
Lockheed Martin Corp.	2.900%	3/1/25	6,425	6,508
Lockheed Martin Corp.	3.550%	1/15/26	13,625	14,431
Martin Marietta Materials Inc.	4.250%	7/2/24	2,400	2,510
Mohawk Industries Inc.	3.850%	2/1/23	4,565	4,730
Northrop Grumman Corp.	3.250%	8/1/23	8,865	9,297
Northrop Grumman Systems Corp.	7.875%	3/1/26	1,300	1,802
Owens Corning	4.200%	12/15/22	4,525	4,648
Owens Corning	4.200%	12/1/24	1,850	1,896
Parker Hannifin Corp.	3.500%	9/15/22	2,170	2,333
Parker-Hannifin Corp.	3.300%	11/21/24	4,297	4,554
Pentair Finance SA	3.150%	9/15/22	1,900	1,830
Pentair Finance SA	4.650%	9/15/25	2,000	2,053
Precision Castparts Corp.	2.500%	1/15/23	8,948	9,083
Precision Castparts Corp.	3.250%	6/15/25	4,774	5,025
Raytheon Co.	2.500%	12/15/22	9,500	9,697
Raytheon Co.	3.150%	12/15/24	1,400	1,481
Republic Services Inc.	5.250%	11/15/21	5,353	6,092
Republic Services Inc.	3.550%	6/1/22	6,683	7,067
Republic Services Inc.	4.750%	5/15/23	2,881	3,221
Republic Services Inc.	3.200%	3/15/25	2,900	2,966
Rockwell Automation Inc.	2.875%	3/1/25	1,500	1,518
Rockwell Collins Inc.	3.100%	11/15/21	559	575
Rockwell Collins Inc.	3.700%	12/15/23	3,015	3,240
Roper Technologies Inc.	3.125%	11/15/22	3,247	3,267
Roper Technologies Inc.	3.850%	12/15/25	3,850	4,015
Snap-on Inc.	6.125%	9/1/21	1,410	1,682
Sonoco Products Co.	4.375%	11/1/21	775	831
Spirit AeroSystems Inc.	5.250%	3/15/22	1,900	2,002
Spirit AeroSystems Inc.	3.850%	6/15/26	190	191
Stanley Black & Decker Inc.	3.400%	12/1/21	3,325	3,518
Stanley Black & Decker Inc.	2.900%	11/1/22	2,639	2,739
Textron Inc.	5.950%	9/21/21	500	566
Textron Inc.	4.300%	3/1/24	2,740	2,900
Textron Inc.	3.875%	3/1/25	2,700	2,755
Textron Inc.	4.000%	3/15/26	3,000	3,068
Timken CO	3.875%	9/1/24	2,185	2,161
Tyco International Finance SA	3.900%	2/14/26	4,685	4,967
United Technologies Corp.	3.100%	6/1/22	15,460	16,183
Vulcan Materials Co.	7.500%	6/15/21	3,800	4,585
Vulcan Materials Co.	4.500%	4/1/25	2,500	2,672
Waste Management Inc.	2.900%	9/15/22	3,760	3,849
Waste Management Inc.	2.400%	5/15/23	2,150	2,135

Waste Management Inc.	3.500%	5/15/24	1,450	1,544
Waste Management Inc.	3.125%	3/1/25	4,759	4,900
Xylem Inc.	4.875%	10/1/21	2,550	2,735

Communication (8.4%)
21st Century Fox America Inc.	3.000%	9/15/22	8,785	8,988
21st Century Fox America Inc.	8.875%	4/26/23	1,000	1,340
21st Century Fox America Inc.	4.000%	10/1/23	2,350	2,530
21st Century Fox America Inc.	3.700%	9/15/24	2,400	2,533
21st Century Fox America Inc.	3.700%	10/15/25	3,400	3,618
21st Century Fox America Inc.	7.700%	10/30/25	3,285	4,435
America Movil SAB de CV	3.125%	7/16/22	11,997	12,168
American Tower Corp.	3.450%	9/15/21	4,800	4,931
American Tower Corp.	5.900%	11/1/21	7,074	8,069
American Tower Corp.	4.700%	3/15/22	3,605	3,896
American Tower Corp.	3.500%	1/31/23	7,690	7,839
American Tower Corp.	5.000%	2/15/24	3,023	3,339
American Tower Corp.	4.000%	6/1/25	7,025	7,309
American Tower Corp.	4.400%	2/15/26	2,575	2,744
AT&T Inc.	3.875%	8/15/21	6,404	6,776
AT&T Inc.	3.000%	2/15/22	12,003	12,039
AT&T Inc.	3.800%	3/15/22	10,785	11,262
AT&T Inc.	3.000%	6/30/22	18,350	18,358
AT&T Inc.	2.625%	12/1/22	9,625	9,407
AT&T Inc.	3.600%	2/17/23	23,625	24,230
AT&T Inc.	3.900%	3/11/24	4,000	4,182
AT&T Inc.	4.450%	4/1/24	7,097	7,619
AT&T Inc.	3.950%	1/15/25	28,350	29,329
AT&T Inc.	3.400%	5/15/25	23,062	23,093
AT&T Inc.	4.125%	2/17/26	7,515	7,891
CBS Corp.	3.375%	3/1/22	1,896	1,952
CBS Corp.	3.700%	8/15/24	7,033	7,289
CBS Corp.	3.500%	1/15/25	3,250	3,327
CBS Corp.	4.000%	1/15/26	3,525	3,729
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	7,582	7,910
1 CCO Safari II LLC	4.464%	7/23/22	19,825	20,684
1 CCO Safari II LLC	4.908%	7/23/25	29,406	31,473
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,304	10,186
Comcast Corp.	3.125%	7/15/22	8,300	8,694
Comcast Corp.	2.850%	1/15/23	4,022	4,154
Comcast Corp.	3.600%	3/1/24	8,882	9,499
Comcast Corp.	3.375%	2/15/25	8,125	8,501
Comcast Corp.	3.375%	8/15/25	12,905	13,543
Comcast Corp.	3.150%	3/1/26	16,272	16,835
Crown Castle International Corp.	4.875%	4/15/22	5,000	5,437
Crown Castle International Corp.	5.250%	1/15/23	8,750	9,702
Crown Castle International Corp.	4.450%	2/15/26	8,470	9,010
Crown Castle International Corp.	3.700%	6/15/26	3,375	3,405
Discovery Communications LLC	4.375%	6/15/21	2,700	2,863
Discovery Communications LLC	3.300%	5/15/22	1,853	1,841
Discovery Communications LLC	3.250%	4/1/23	1,900	1,838
Discovery Communications LLC	3.450%	3/15/25	2,350	2,270
Discovery Communications LLC	4.900%	3/11/26	5,000	5,265
Electronic Arts Inc.	4.800%	3/1/26	2,500	2,635
Grupo Televisa SAB	6.625%	3/18/25	7,860	9,517

Grupo Televisa SAB	4.625%	1/30/26	300	317
Historic TW Inc.	9.150%	2/1/23	2,745	3,653
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,800	1,846
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,375	4,605
Moody's Corp.	4.500%	9/1/22	2,771	3,052
Moody's Corp.	4.875%	2/15/24	6,959	7,768
NBCUniversal Media LLC	4.375%	4/1/21		—
NBCUniversal Media LLC	2.875%	1/15/23	10,023	10,348
Omnicom Group Inc.	3.625%	5/1/22	8,973	9,428
Omnicom Group Inc.	3.650%	11/1/24	6,233	6,470
Omnicom Group Inc.	3.600%	4/15/26	8,600	8,821
Orange SA	4.125%	9/14/21	7,481	8,168
Pacific Bell Telephone Co.	7.125%	3/15/26	1,202	1,511
Qwest Corp.	6.750%	12/1/21	5,520	5,943
Qwest Corp.	7.250%	9/15/25	500	531
RELX Capital Inc.	3.125%	10/15/22	4,219	4,222
Rogers Communications Inc.	3.000%	3/15/23	4,750	4,846
Rogers Communications Inc.	4.100%	10/1/23	3,600	3,930
Rogers Communications Inc.	3.625%	12/15/25	4,500	4,738
S&P Global Inc.	4.000%	6/15/25	2,975	3,175
S&P Global Inc.	4.400%	2/15/26	4,720	5,175
Scripps Networks Interactive Inc.	3.500%	6/15/22	5,200	5,291
Scripps Networks Interactive Inc.	3.900%	11/15/24	1,900	1,941
TCI Communications Inc.	7.875%	2/15/26	1,457	2,033
Telefonica Emisiones SAU	4.570%	4/27/23	3,575	3,880
Thomson Reuters Corp.	3.950%	9/30/21	3,377	3,566
Thomson Reuters Corp.	4.300%	11/23/23	2,000	2,157
Thomson Reuters Corp.	3.850%	9/29/24	3,950	4,103
Thomson Reuters Corp.	3.350%	5/15/26	7,000	6,981
Time Warner Cable Inc.	4.000%	9/1/21	5,441	5,623
Time Warner Cos. Inc.	7.570%	2/1/24	4,220	5,277
Time Warner Entertainment Co. LP	8.375%	3/15/23	4,885	6,236
Time Warner Inc.	4.000%	1/15/22	3,225	3,446
Time Warner Inc.	3.400%	6/15/22	2,401	2,481
Time Warner Inc.	4.050%	12/15/23	3,846	4,137
Time Warner Inc.	3.550%	6/1/24	7,216	7,511
Time Warner Inc.	3.600%	7/15/25	12,375	12,821
Verizon Communications Inc.	3.000%	11/1/21	5,009	5,160
Verizon Communications Inc.	3.500%	11/1/21	15,468	16,341
Verizon Communications Inc.	2.450%	11/1/22	14,895	14,771
Verizon Communications Inc.	5.150%	9/15/23	54,542	62,536
Verizon Communications Inc.	4.150%	3/15/24	11,710	12,653
Verizon Communications Inc.	3.500%	11/1/24	17,276	17,963
Viacom Inc.	3.875%	12/15/21	6,295	6,503
Viacom Inc.	3.125%	6/15/22	3,000	2,931
Viacom Inc.	4.250%	9/1/23	4,010	4,097
Viacom Inc.	3.875%	4/1/24	4,325	4,300
Vodafone Group plc	2.500%	9/26/22	5,967	5,830
Vodafone Group plc	2.950%	2/19/23	11,341	11,210
Walt Disney Co.	3.750%	6/1/21	1,626	1,770
Walt Disney Co.	2.750%	8/16/21	4,431	4,637
Walt Disney Co.	2.550%	2/15/22	5,982	6,149
Walt Disney Co.	2.350%	12/1/22	4,378	4,437
Walt Disney Co.	3.150%	9/17/25	4,625	4,943
Walt Disney Co.	3.000%	2/13/26	8,700	9,086
WPP Finance 2010	4.750%	11/21/21	3,409	3,758
WPP Finance 2010	3.625%	9/7/22	3,625	3,768

WPP Finance 2010	3.750%	9/19/24	4,531	4,680

Consumer Cyclical (7.9%)
Advance Auto Parts Inc.	4.500%	1/15/22	2,300	2,409
Advance Auto Parts Inc.	4.500%	12/1/23	2,975	3,111
Alibaba Group Holding Ltd.	3.125%	11/28/21	8,800	8,887
Alibaba Group Holding Ltd.	3.600%	11/28/24	16,575	16,596
Amazon.com Inc.	3.300%	12/5/21	8,172	8,714
Amazon.com Inc.	2.500%	11/29/22	6,680	6,816
Amazon.com Inc.	3.800%	12/5/24	7,618	8,402
Automatic Data Processing Inc.	3.375%	9/15/25	7,070	7,500
AutoNation Inc.	4.500%	10/1/25	3,500	3,618
AutoZone Inc.	3.700%	4/15/22	4,555	4,768
AutoZone Inc.	2.875%	1/15/23	1,500	1,500
AutoZone Inc.	3.125%	7/15/23	1,500	1,518
AutoZone Inc.	3.250%	4/15/25	2,825	2,875
AutoZone Inc.	3.125%	4/21/26	3,000	2,996
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,475	1,459
Block Financial LLC	5.500%	11/1/22	3,675	3,909
Block Financial LLC	5.250%	10/1/25	6,450	6,592
BorgWarner Inc.	3.375%	3/15/25	2,575	2,585
Brinker International Inc.	3.875%	5/15/23	1,450	1,435
Coach Inc.	4.250%	4/1/25	3,725	3,754
Costco Wholesale Corp.	2.250%	2/15/22	3,200	3,248
Cummins Inc.	3.650%	10/1/23	4,683	4,979
CVS Health Corp.	3.500%	7/20/22	13,760	14,522
CVS Health Corp.	2.750%	12/1/22	12,775	12,852
1 CVS Health Corp.	4.750%	12/1/22	1,250	1,387
CVS Health Corp.	4.000%	12/5/23	8,216	8,884
CVS Health Corp.	3.375%	8/12/24	4,890	5,086
1 CVS Health Corp.	5.000%	12/1/24	1,000	1,137
CVS Health Corp.	3.875%	7/20/25	16,797	18,057
CVS Health Corp.	2.875%	6/1/26	7,000	6,959
Delphi Automotive plc	4.250%	1/15/26	6,250	6,639
Delphi Corp.	5.000%	2/15/23	3,357	3,558
Delphi Corp.	4.150%	3/15/24	3,827	4,013
Dollar General Corp.	3.250%	4/15/23	5,500	5,540
Dollar General Corp.	4.150%	11/1/25	4,300	4,571
eBay Inc.	2.875%	8/1/21	4,654	4,720
eBay Inc.	3.800%	3/9/22	4,550	4,731
eBay Inc.	2.600%	7/15/22	6,320	6,172
eBay Inc.	3.450%	8/1/24	4,615	4,657
Expedia Inc.	4.500%	8/15/24	3,785	3,826
1 Expedia Inc.	5.000%	2/15/26	3,937	3,962
Ford Motor Credit Co. LLC	5.875%	8/2/21	14,077	15,976
Ford Motor Credit Co. LLC	3.219%	1/9/22	8,050	8,148
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,875	7,279
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,925	7,422
Ford Motor Credit Co. LLC	3.664%	9/8/24	5,500	5,566
Ford Motor Credit Co. LLC	4.134%	8/4/25	15,200	15,932
Ford Motor Credit Co. LLC	4.389%	1/8/26	750	804
General Motors Co.	4.875%	10/2/23	12,704	13,466
General Motors Co.	4.000%	4/1/25	2,650	2,657
General Motors Financial Co. Inc.	4.375%	9/25/21	10,150	10,670
General Motors Financial Co. Inc.	3.450%	4/10/22	12,004	11,914
General Motors Financial Co. Inc.	3.700%	5/9/23	5,800	5,742
General Motors Financial Co. Inc.	4.250%	5/15/23	5,250	5,375

General Motors Financial Co. Inc.	4.000%	1/15/25	9,838	9,813
General Motors Financial Co. Inc.	4.300%	7/13/25	3,865	3,904
General Motors Financial Co. Inc.	5.250%	3/1/26	5,600	5,992
Harley-Davidson Inc.	3.500%	7/28/25	3,850	4,017
Harman International Industries Inc.	4.150%	5/15/25	4,050	4,122
Home Depot Inc.	2.625%	6/1/22	11,512	11,819
Home Depot Inc.	2.700%	4/1/23	8,653	8,886
Home Depot Inc.	3.750%	2/15/24	10,033	10,985
Home Depot Inc.	3.350%	9/15/25	5,900	6,292
Home Depot Inc.	3.000%	4/1/26	3,325	3,439
Hyatt Hotels Corp.	5.375%	8/15/21	800	897
Hyatt Hotels Corp.	3.375%	7/15/23	2,475	2,472
Hyatt Hotels Corp.	4.850%	3/15/26	1,900	2,021
JD.com Inc.	3.875%	4/29/26	1,500	1,394
Johnson Controls Inc.	3.750%	12/1/21	2,821	2,933
Johnson Controls Inc.	3.625%	7/2/24	1,800	1,873
Kohl's Corp.	4.000%	11/1/21	3,270	3,313
Kohl's Corp.	3.250%	2/1/23	2,825	2,732
Kohl's Corp.	4.750%	12/15/23	1,263	1,288
Kohl's Corp.	4.250%	7/17/25	4,350	4,106
Lowe's Cos. Inc.	3.800%	11/15/21	4,926	5,342
Lowe's Cos. Inc.	3.120%	4/15/22	2,474	2,596
Lowe's Cos. Inc.	3.875%	9/15/23	5,316	5,844
Lowe's Cos. Inc.	3.125%	9/15/24	2,229	2,325
Lowe's Cos. Inc.	3.375%	9/15/25	7,725	8,162
Lowe's Cos. Inc.	2.500%	4/15/26	6,000	5,921
Macy's Retail Holdings Inc.	3.875%	1/15/22	4,025	4,028
Macy's Retail Holdings Inc.	2.875%	2/15/23	4,580	4,215
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,225	3,245
Macy's Retail Holdings Inc.	3.625%	6/1/24	3,743	3,551
Macy's Retail Holdings Inc.	6.650%	7/15/24	50	56
Magna International Inc.	3.625%	6/15/24	3,313	3,445
Magna International Inc.	4.150%	10/1/25	2,600	2,786
Marriott International Inc.	3.125%	10/15/21	2,500	2,545
Marriott International Inc.	3.250%	9/15/22	2,300	2,311
Marriott International Inc.	3.750%	10/1/25	2,225	2,308
MasterCard Inc.	3.375%	4/1/24	6,308	6,739
McDonald's Corp.	2.625%	1/15/22	3,891	3,978
McDonald's Corp.	3.375%	5/26/25	8,720	9,044
McDonald's Corp.	3.700%	1/30/26	12,050	12,812
NIKE Inc.	2.250%	5/1/23	1,574	1,588
Nordstrom Inc.	4.000%	10/15/21	2,750	2,865
NVR Inc.	3.950%	9/15/22	3,152	3,242
O'Reilly Automotive Inc.	4.625%	9/15/21	1,596	1,741
O'Reilly Automotive Inc.	3.800%	9/1/22	2,200	2,321
O'Reilly Automotive Inc.	3.850%	6/15/23	3,625	3,842
O'Reilly Automotive Inc.	3.550%	3/15/26	1,500	1,551
Priceline Group Inc.	3.650%	3/15/25	2,300	2,343
Priceline Group Inc.	3.600%	6/1/26	3,000	3,004
QVC Inc.	5.125%	7/2/22	3,035	3,196
QVC Inc.	4.375%	3/15/23	2,300	2,278
QVC Inc.	4.850%	4/1/24	6,483	6,486
QVC Inc.	4.450%	2/15/25	2,950	2,873
Ross Stores Inc.	3.375%	9/15/24	1,125	1,149
Signet UK Finance plc	4.700%	6/15/24	2,175	2,111
Staples Inc.	4.375%	1/12/23	2,675	2,657
Starbucks Corp.	2.700%	6/15/22	1,750	1,819

Starbucks Corp.	3.850%	10/1/23	4,789	5,269
Starbucks Corp.	2.450%	6/15/26	2,800	2,767
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,625	1,624
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	3,300	3,364
Target Corp.	2.900%	1/15/22	5,745	6,000
Target Corp.	3.500%	7/1/24	6,975	7,582
Target Corp.	2.500%	4/15/26	7,400	7,328
TJX Cos. Inc.	2.750%	6/15/21	4,975	5,143
TJX Cos. Inc.	2.500%	5/15/23	3,025	3,038
Toyota Motor Credit Corp.	3.400%	9/15/21	6,600	7,064
Toyota Motor Credit Corp.	3.300%	1/12/22	6,823	7,261
Toyota Motor Credit Corp.	2.800%	7/13/22	2,300	2,368
Toyota Motor Credit Corp.	2.625%	1/10/23	4,474	4,561
VF Corp.	3.500%	9/1/21	3,465	3,707
Visa Inc.	2.800%	12/14/22	14,300	14,747
Visa Inc.	3.150%	12/14/25	30,880	31,982
Wal-Mart Stores Inc.	2.550%	4/11/23	12,832	13,131
Wal-Mart Stores Inc.	3.300%	4/22/24	12,021	12,917
Walgreen Co.	3.100%	9/15/22	4,577	4,616
Walgreens Boots Alliance Inc.	2.600%	6/1/21	9,000	9,012
Walgreens Boots Alliance Inc.	3.300%	11/18/21	10,464	10,812
Walgreens Boots Alliance Inc.	3.100%	6/1/23	5,000	4,990
Walgreens Boots Alliance Inc.	3.800%	11/18/24	12,450	12,922
Walgreens Boots Alliance Inc.	3.450%	6/1/26	5,000	4,991
Wyndham Worldwide Corp.	4.250%	3/1/22	4,150	4,291
Wyndham Worldwide Corp.	3.900%	3/1/23	2,850	2,838
Wyndham Worldwide Corp.	5.100%	10/1/25	2,500	2,656

Consumer Noncyclical (16.1%)
Abbott Laboratories	2.550%	3/15/22	3,475	3,499
Abbott Laboratories	2.950%	3/15/25	4,750	4,734
AbbVie Inc.	2.900%	11/6/22	20,457	20,491
AbbVie Inc.	3.200%	11/6/22	7,600	7,732
AbbVie Inc.	2.850%	5/14/23	5,000	4,959
AbbVie Inc.	3.600%	5/14/25	26,180	26,943
AbbVie Inc.	3.200%	5/14/26	8,500	8,434
Actavis Funding SCS	3.450%	3/15/22	18,427	18,704
Actavis Funding SCS	3.850%	6/15/24	8,983	9,143
Actavis Funding SCS	3.800%	3/15/25	29,356	29,692
Actavis Inc.	3.250%	10/1/22	11,675	11,727
Agilent Technologies Inc.	3.200%	10/1/22	5,200	5,242
Agilent Technologies Inc.	3.875%	7/15/23	3,900	4,043
Allergan Inc.	2.800%	3/15/23	3,350	3,270
Altria Group Inc.	2.850%	8/9/22	13,030	13,386
Altria Group Inc.	2.950%	5/2/23	3,222	3,319
Altria Group Inc.	4.000%	1/31/24	11,093	12,154
AmerisourceBergen Corp.	3.500%	11/15/21	3,925	4,134
AmerisourceBergen Corp.	3.400%	5/15/24	3,685	3,809
AmerisourceBergen Corp.	3.250%	3/1/25	2,175	2,224
Amgen Inc.	4.100%	6/15/21	5,000	5,398
Amgen Inc.	3.875%	11/15/21	9,850	10,582
Amgen Inc.	2.700%	5/1/22	5,850	5,933
Amgen Inc.	3.625%	5/15/22	7,563	7,978
Amgen Inc.	3.625%	5/22/24	9,919	10,404
Amgen Inc.	3.125%	5/1/25	4,317	4,372
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	12,528	12,500
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	36,175	37,194

Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,639	9,207
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	71,385	74,382
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	22,931	22,799
AstraZeneca plc	3.375%	11/16/25	13,550	13,862
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	1,000	1,103
1 Baxalta Inc.	3.600%	6/23/22	4,304	4,346
1 Baxalta Inc.	4.000%	6/23/25	10,957	11,054
Beam Suntory Inc.	3.250%	5/15/22	1,375	1,387
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,061
Becton Dickinson & Co.	3.125%	11/8/21	5,300	5,472
Becton Dickinson & Co.	3.734%	12/15/24	13,684	14,496
Becton Dickinson and Co.	3.300%	3/1/23	2,150	2,213
Becton Dickinson and Co.	3.875%	5/15/24	2,100	2,236
Biogen Inc.	3.625%	9/15/22	7,378	7,700
Biogen Inc.	4.050%	9/15/25	11,450	12,205
Boston Scientific Corp.	3.375%	5/15/22	3,925	4,013
Boston Scientific Corp.	4.125%	10/1/23	2,710	2,905
Boston Scientific Corp.	3.850%	5/15/25	4,750	4,931
Bristol-Myers Squibb Co.	2.000%	8/1/22	3,853	3,830
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,168
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,725	4,014
Brown-Forman Corp.	2.250%	1/15/23	3,175	3,153
Campbell Soup Co.	2.500%	8/2/22	2,075	2,077
Campbell Soup Co.	3.300%	3/19/25	1,100	1,133
Cardinal Health Inc.	3.200%	6/15/22	1,950	2,026
Cardinal Health Inc.	3.200%	3/15/23	5,295	5,451
Cardinal Health Inc.	3.750%	9/15/25	3,800	4,054
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,823
Celgene Corp.	3.250%	8/15/22	6,815	6,960
Celgene Corp.	3.550%	8/15/22	6,160	6,399
Celgene Corp.	4.000%	8/15/23	5,835	6,213
Celgene Corp.	3.625%	5/15/24	6,183	6,347
Celgene Corp.	3.875%	8/15/25	15,851	16,514
Church & Dwight Co. Inc.	2.875%	10/1/22	900	912
Clorox Co.	3.800%	11/15/21	3,288	3,518
Clorox Co.	3.050%	9/15/22	2,100	2,162
Clorox Co.	3.500%	12/15/24	3,033	3,197
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	4,050	4,274
Coca-Cola Co.	3.300%	9/1/21	9,987	10,660
Coca-Cola Co.	2.500%	4/1/23	4,853	4,959
Coca-Cola Co.	3.200%	11/1/23	7,700	8,185
Coca-Cola Co.	2.875%	10/27/25	11,636	12,007
Coca-Cola Co.	2.550%	6/1/26	1,000	1,002
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	441
Coca-Cola Enterprises Inc.	4.500%	9/1/21	2,600	2,858
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	5,610	5,886
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,283
Colgate-Palmolive Co.	2.450%	11/15/21	2,875	2,962
Colgate-Palmolive Co.	2.300%	5/3/22	2,850	2,915
Colgate-Palmolive Co.	1.950%	2/1/23	3,975	3,964
Colgate-Palmolive Co.	2.100%	5/1/23	650	653
Colgate-Palmolive Co.	3.250%	3/15/24	3,253	3,515
ConAgra Foods Inc.	3.250%	9/15/22	3,175	3,229
ConAgra Foods Inc.	3.200%	1/25/23	5,763	5,814
Covidien International Finance SA	3.200%	6/15/22	7,080	7,448
Covidien International Finance SA	2.950%	6/15/23	5,000	5,174

CR Bard Inc.	3.000%	5/15/26	3,200	3,191
DENTSPLY International Inc.	4.125%	8/15/21	1,525	1,587
Diageo Capital plc	2.625%	4/29/23	9,595	9,731
Diageo Investment Corp.	2.875%	5/11/22	5,487	5,664
Dignity Health California GO	3.125%	11/1/22	800	818
Dignity Health California GO	3.812%	11/1/24	2,600	2,734
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,675	1,750
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	1,125	1,124
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	3,400	3,524
Eli Lilly & Co.	2.750%	6/1/25	5,740	5,919
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,500	1,511
Express Scripts Holding Co.	4.750%	11/15/21	10,862	11,971
Express Scripts Holding Co.	3.900%	2/15/22	7,354	7,698
Express Scripts Holding Co.	3.500%	6/15/24	6,271	6,336
Express Scripts Holding Co.	4.500%	2/25/26	10,750	11,526
Flowers Foods Inc.	4.375%	4/1/22	2,475	2,649
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,800	1,759
General Mills Inc.	3.150%	12/15/21	3,930	4,121
General Mills Inc.	3.650%	2/15/24	3,911	4,195
Gilead Sciences Inc.	4.400%	12/1/21	10,377	11,467
Gilead Sciences Inc.	3.250%	9/1/22	6,607	6,903
Gilead Sciences Inc.	3.700%	4/1/24	13,161	13,938
Gilead Sciences Inc.	3.500%	2/1/25	12,309	12,840
Gilead Sciences Inc.	3.650%	3/1/26	18,000	19,040
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,823	7,031
GlaxoSmithKline Capital plc	2.850%	5/8/22	12,018	12,375
Hershey Co.	2.625%	5/1/23	1,750	1,798
Hershey Co.	3.200%	8/21/25	1,600	1,676
JM Smucker Co.	3.500%	10/15/21	4,300	4,556
JM Smucker Co.	3.000%	3/15/22	4,825	4,964
JM Smucker Co.	3.500%	3/15/25	6,500	6,851
Johnson & Johnson	2.450%	12/5/21	3,400	3,542
Johnson & Johnson	2.050%	3/1/23	3,410	3,403
Johnson & Johnson	6.730%	11/15/23	50	65
Johnson & Johnson	3.375%	12/5/23	5,550	6,050
Johnson & Johnson	2.450%	3/1/26	14,750	14,747
Kaiser Foundation Hospitals	3.500%	4/1/22	2,675	2,819
Kellogg Co.	3.125%	5/17/22	825	853
Kellogg Co.	3.250%	4/1/26	6,075	6,135
Kimberly-Clark Corp.	2.400%	3/1/22	2,200	2,258
Kimberly-Clark Corp.	2.400%	6/1/23	2,985	3,050
Kimberly-Clark Corp.	2.650%	3/1/25	5,150	5,250
Kimberly-Clark Corp.	3.050%	8/15/25	3,000	3,144
Kimberly-Clark Corp.	2.750%	2/15/26	2,000	2,032
Koninklijke Philips NV	3.750%	3/15/22	6,462	6,834
Kraft Foods Group Inc.	3.500%	6/6/22	14,004	14,612
1 Kraft Heinz Foods Co.	3.500%	7/15/22	8,150	8,496
1 Kraft Heinz Foods Co.	3.950%	7/15/25	9,325	9,933
1 Kraft Heinz Foods Co.	3.000%	6/1/26	6,500	6,421
Kroger Co.	2.950%	11/1/21	6,186	6,390
Kroger Co.	3.400%	4/15/22	2,118	2,229
Kroger Co.	3.850%	8/1/23	5,198	5,619
Kroger Co.	4.000%	2/1/24	4,525	4,919
Kroger Co.	3.500%	2/1/26	875	919
Laboratory Corp. of America Holdings	3.200%	2/1/22	3,730	3,768
Laboratory Corp. of America Holdings	3.750%	8/23/22	2,277	2,368
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,925	2,018

Laboratory Corp. of America Holdings	3.600%	2/1/25	5,865	5,991
Mattel Inc.	3.150%	3/15/23	850	850
McCormick & Co. Inc.	3.900%	7/15/21	775	843
McCormick & Co. Inc.	3.500%	9/1/23	1,550	1,641
McCormick & Co. Inc.	3.250%	11/15/25	2,900	3,029
McKesson Corp.	2.700%	12/15/22	4,295	4,267
McKesson Corp.	2.850%	3/15/23	2,850	2,860
McKesson Corp.	3.796%	3/15/24	6,075	6,464
Mead Johnson Nutrition Co.	4.125%	11/15/25	7,650	8,176
Medtronic Inc.	3.125%	3/15/22	4,273	4,467
Medtronic Inc.	3.150%	3/15/22	18,778	19,771
Medtronic Inc.	3.625%	3/15/24	6,016	6,438
Medtronic Inc.	3.500%	3/15/25	29,945	31,849
Merck & Co. Inc.	2.350%	2/10/22	8,600	8,709
Merck & Co. Inc.	2.400%	9/15/22	9,239	9,357
Merck & Co. Inc.	2.800%	5/18/23	9,199	9,450
Merck & Co. Inc.	2.750%	2/10/25	14,648	14,895
Molson Coors Brewing Co.	3.500%	5/1/22	1,625	1,679
Mondelez International Inc.	4.000%	2/1/24	8,225	8,929
Mylan Inc.	4.200%	11/29/23	2,750	2,841
1 Mylan NV	3.950%	6/15/26	3,475	3,448
Newell Brands Inc.	4.000%	6/15/22	375	387
Newell Brands Inc.	3.850%	4/1/23	12,955	13,482
Newell Brands Inc.	4.000%	12/1/24	5,947	6,092
Newell Brands Inc.	3.900%	11/1/25	1,850	1,888
Newell Brands Inc.	4.200%	4/1/26	17,055	18,007
Novartis Capital Corp.	2.400%	9/21/22	12,352	12,554
Novartis Capital Corp.	3.400%	5/6/24	9,668	10,303
Novartis Capital Corp.	3.000%	11/20/25	12,750	13,194
Owens & Minor Inc.	4.375%	12/15/24	2,100	2,132
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,225	1,284
PepsiCo Inc.	3.000%	8/25/21	6,515	6,866
PepsiCo Inc.	2.750%	3/5/22	11,317	11,682
PepsiCo Inc.	3.100%	7/17/22	5,865	6,151
PepsiCo Inc.	2.750%	3/1/23	5,051	5,211
PepsiCo Inc.	3.600%	3/1/24	6,850	7,401
PepsiCo Inc.	2.750%	4/30/25	7,874	7,972
PepsiCo Inc.	3.500%	7/17/25	4,660	4,998
PepsiCo Inc.	2.850%	2/24/26	4,250	4,340
PerkinElmer Inc.	5.000%	11/15/21	3,400	3,725
Perrigo Co. plc	4.000%	11/15/23	5,250	5,250
Perrigo Finance Unlimited Co.	3.500%	12/15/21	4,278	4,365
Perrigo Finance Unlimited Co.	3.900%	12/15/24	4,350	4,290
Perrigo Finance Unlimited Co.	4.375%	3/15/26	4,500	4,585
Pfizer Inc.	3.000%	6/15/23	6,358	6,640
Pfizer Inc.	3.400%	5/15/24	8,581	9,139
Pfizer Inc.	2.750%	6/3/26	5,500	5,499
Philip Morris International Inc.	2.900%	11/15/21	5,069	5,248
Philip Morris International Inc.	2.500%	8/22/22	3,416	3,442
Philip Morris International Inc.	2.625%	3/6/23	2,750	2,790
Philip Morris International Inc.	2.125%	5/10/23	2,175	2,134
Philip Morris International Inc.	3.600%	11/15/23	5,794	6,252
Philip Morris International Inc.	3.250%	11/10/24	6,850	7,168
Philip Morris International Inc.	3.375%	8/11/25	5,800	6,149
Philip Morris International Inc.	2.750%	2/25/26	5,000	5,029
Procter & Gamble Co.	2.300%	2/6/22	5,274	5,389

Procter & Gamble Co.	3.100%	8/15/23	7,045	7,522
Procter & Gamble Co.	6.450%	1/15/26	1,450	1,938
Procter & Gamble Co.	2.700%	2/2/26	3,850	3,982
Quest Diagnostics Inc.	4.250%	4/1/24	2,400	2,561
Quest Diagnostics Inc.	3.500%	3/30/25	2,300	2,326
Quest Diagnostics Inc.	3.450%	6/1/26	2,300	2,303
Reynolds American Inc.	4.000%	6/12/22	5,890	6,331
Reynolds American Inc.	4.850%	9/15/23	3,650	4,086
Reynolds American Inc.	4.450%	6/12/25	15,535	17,031
St. Jude Medical Inc.	3.250%	4/15/23	5,400	5,476
St. Jude Medical Inc.	3.875%	9/15/25	1,400	1,465
Stryker Corp.	3.375%	5/15/24	2,475	2,574
Stryker Corp.	3.375%	11/1/25	8,550	8,795
Stryker Corp.	3.500%	3/15/26	9,290	9,639
Sysco Corp.	2.500%	7/15/21	2,325	2,336
Sysco Corp.	2.600%	6/12/22	1,300	1,301
Sysco Corp.	3.750%	10/1/25	4,975	5,238
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	4,251	4,414
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,236	4,198
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,249	2,332
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,123	7,477
Thermo Fisher Scientific Inc.	3.300%	2/15/22	6,210	6,362
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,671	2,691
Thermo Fisher Scientific Inc.	3.000%	4/15/23	7,000	7,029
Thermo Fisher Scientific Inc.	4.150%	2/1/24	6,765	7,278
Thermo Fisher Scientific Inc.	3.650%	12/15/25	4,300	4,397
Tupperware Brands Corp.	4.750%	6/1/21	3,600	3,805
Tyson Foods Inc.	4.500%	6/15/22	7,740	8,506
Tyson Foods Inc.	3.950%	8/15/24	7,676	8,195
Unilever Capital Corp.	3.100%	7/30/25	2,225	2,373
Whirlpool Corp.	4.850%	6/15/21	2,050	2,272
Whirlpool Corp.	4.700%	6/1/22	1,898	2,067
Whirlpool Corp.	3.700%	3/1/23	3,475	3,635
Whirlpool Corp.	3.700%	5/1/25	1,600	1,657
1 Whole Foods Market Inc.	5.200%	12/3/25	6,925	7,203
Wyeth LLC	6.450%	2/1/24	5,094	6,411
Zeneca Wilmington Inc.	7.000%	11/15/23	1,600	2,034
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,650	1,710
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	5,450	5,525
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	14,633	14,841
Zoetis Inc.	3.250%	2/1/23	8,675	8,679
Zoetis Inc.	4.500%	11/13/25	5,825	6,240

Energy (9.9%)
Anadarko Petroleum Corp.	3.450%	7/15/24	4,008	3,792
Anadarko Petroleum Corp.	5.550%	3/15/26	8,700	9,265
Apache Corp.	3.250%	4/15/22	8,617	8,586
Apache Corp.	2.625%	1/15/23	1,075	1,022
Baker Hughes Inc.	3.200%	8/15/21	3,322	3,458
Boardwalk Pipelines LP	3.375%	2/1/23	3,275	2,884
Boardwalk Pipelines LP	4.950%	12/15/24	3,050	2,903
Boardwalk Pipelines LP	5.950%	6/1/26	1,750	1,760
BP Capital Markets plc	3.561%	11/1/21	5,336	5,631
BP Capital Markets plc	3.062%	3/17/22	5,764	5,890
BP Capital Markets plc	3.245%	5/6/22	11,726	12,073
BP Capital Markets plc	2.500%	11/6/22	7,625	7,526
BP Capital Markets plc	2.750%	5/10/23	13,099	12,893

BP Capital Markets plc	3.994%	9/26/23	5,025	5,340
BP Capital Markets plc	3.814%	2/10/24	8,919	9,369
BP Capital Markets plc	3.535%	11/4/24	5,205	5,320
BP Capital Markets plc	3.506%	3/17/25	4,760	4,910
BP Capital Markets plc	3.119%	5/4/26	3,500	3,487
Buckeye Partners LP	4.150%	7/1/23	6,846	6,608
Canadian Natural Resources Ltd.	3.450%	11/15/21	525	504
Canadian Natural Resources Ltd.	3.800%	4/15/24	7,475	6,878
Canadian Natural Resources Ltd.	3.900%	2/1/25	2,025	1,868
Chevron Corp.	2.411%	3/3/22	6,675	6,665
Chevron Corp.	2.355%	12/5/22	10,664	10,535
Chevron Corp.	3.191%	6/24/23	15,997	16,642
Chevron Corp.	3.326%	11/17/25	5,000	5,170
Chevron Corp.	2.954%	5/16/26	18,750	18,817
Cimarex Energy Co.	5.875%	5/1/22	2,877	3,015
Cimarex Energy Co.	4.375%	6/1/24	6,800	6,921
Columbia Pipeline Group Inc.	4.500%	6/1/25	5,250	5,422
ConocoPhillips Co.	2.875%	11/15/21	4,925	4,917
ConocoPhillips Co.	2.400%	12/15/22	5,835	5,609
ConocoPhillips Co.	3.350%	11/15/24	5,639	5,667
ConocoPhillips Co.	4.950%	3/15/26	12,843	14,092
Devon Energy Corp.	4.000%	7/15/21	3,095	2,979
Devon Energy Corp.	3.250%	5/15/22	9,162	8,276
Devon Energy Corp.	5.850%	12/15/25	5,100	5,307
Dominion Gas Holdings LLC	3.550%	11/1/23	1,725	1,771
Dominion Gas Holdings LLC	3.600%	12/15/24	5,725	5,937
El Paso Natural Gas Co. LLC	8.625%	1/15/22	1,291	1,498
Enable Midstream Partners LP	3.900%	5/15/24	3,000	2,543
Enbridge Energy Partners LP	4.200%	9/15/21	4,469	4,513
Enbridge Energy Partners LP	5.875%	10/15/25	5,150	5,494
Enbridge Inc.	4.000%	10/1/23	3,944	3,865
Enbridge Inc.	3.500%	6/10/24	4,706	4,455
Encana Corp.	3.900%	11/15/21	3,500	3,106
Energy Transfer Partners LP	4.650%	6/1/21	4,726	4,664
Energy Transfer Partners LP	5.200%	2/1/22	9,147	9,281
Energy Transfer Partners LP	3.600%	2/1/23	6,150	5,565
Energy Transfer Partners LP	7.600%	2/1/24	1,430	1,534
Energy Transfer Partners LP	4.050%	3/15/25	10,220	9,411
Energy Transfer Partners LP	4.750%	1/15/26	5,860	5,601
EnLink Midstream Partners LP	4.400%	4/1/24	7,725	6,740
Enterprise Products Operating LLC	4.050%	2/15/22	4,793	5,029
Enterprise Products Operating LLC	3.350%	3/15/23	11,280	11,415
Enterprise Products Operating LLC	3.900%	2/15/24	4,854	5,016
Enterprise Products Operating LLC	3.750%	2/15/25	10,126	10,320
Enterprise Products Operating LLC	3.700%	2/15/26	4,250	4,297
EOG Resources Inc.	2.625%	3/15/23	8,668	8,463
EOG Resources Inc.	3.150%	4/1/25	3,646	3,612
EOG Resources Inc.	4.150%	1/15/26	4,300	4,576
EQT Corp.	4.875%	11/15/21	4,125	4,247
EQT Midstream Partners LP	4.000%	8/1/24	2,775	2,519
Exxon Mobil Corp.	2.397%	3/6/22	12,250	12,381
Exxon Mobil Corp.	2.726%	3/1/23	5,075	5,174
Exxon Mobil Corp.	3.176%	3/15/24	2,965	3,116
Exxon Mobil Corp.	2.709%	3/6/25	13,295	13,436
Exxon Mobil Corp.	3.043%	3/1/26	17,850	18,352
FMC Technologies Inc.	3.450%	10/1/22	2,575	2,365
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	704

Halliburton Co.	3.250%	11/15/21	5,106	5,224
Halliburton Co.	3.500%	8/1/23	7,745	7,822
Halliburton Co.	3.800%	11/15/25	13,208	13,362
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	2,000	2,071
Hess Corp.	3.500%	7/15/24	2,000	1,903
HollyFrontier Corp.	5.875%	4/1/26	500	512
Husky Energy Inc.	3.950%	4/15/22	3,279	3,305
Husky Energy Inc.	4.000%	4/15/24	6,268	6,230
Kerr-McGee Corp.	6.950%	7/1/24	4,148	4,595
Kinder Morgan Energy Partners LP	5.000%	10/1/21	5,150	5,339
Kinder Morgan Energy Partners LP	4.150%	3/1/22	2,350	2,333
Kinder Morgan Energy Partners LP	3.950%	9/1/22	5,945	5,847
Kinder Morgan Energy Partners LP	3.450%	2/15/23	4,971	4,666
Kinder Morgan Energy Partners LP	3.500%	9/1/23	4,900	4,585
Kinder Morgan Energy Partners LP	4.150%	2/1/24	6,133	5,928
Kinder Morgan Energy Partners LP	4.300%	5/1/24	4,218	4,099
Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,243	4,127
Kinder Morgan Inc.	4.300%	6/1/25	6,750	6,606
Magellan Midstream Partners LP	3.200%	3/15/25	2,275	2,203
Magellan Midstream Partners LP	5.000%	3/1/26	2,850	3,140
Marathon Oil Corp.	2.800%	11/1/22	3,839	3,311
Marathon Oil Corp.	3.850%	6/1/25	8,662	7,579
Marathon Petroleum Corp.	3.625%	9/15/24	7,399	6,920
1 MPLX LP	4.500%	7/15/23	8,166	7,717
1 MPLX LP	4.875%	12/1/24	9,000	8,505
MPLX LP	4.000%	2/15/25	2,000	1,795
1 MPLX LP	4.875%	6/1/25	10,133	9,576
Nabors Industries Inc.	4.625%	9/15/21	4,725	4,099
Nabors Industries Inc.	5.100%	9/15/23	2,225	1,902
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,519
National Fuel Gas Co.	3.750%	3/1/23	4,575	4,303
National Fuel Gas Co.	5.200%	7/15/25	2,000	2,014
National Oilwell Varco Inc.	2.600%	12/1/22	7,449	6,633
Noble Energy Inc.	4.150%	12/15/21	8,836	9,016
Noble Energy Inc.	3.900%	11/15/24	4,677	4,619
Occidental Petroleum Corp.	3.125%	2/15/22	4,450	4,592
Occidental Petroleum Corp.	2.600%	4/15/22	325	326
Occidental Petroleum Corp.	2.700%	2/15/23	5,517	5,476
Occidental Petroleum Corp.	3.500%	6/15/25	4,890	5,030
Occidental Petroleum Corp.	3.400%	4/15/26	12,400	12,605
Oceaneering International Inc.	4.650%	11/15/24	2,850	2,653
ONEOK Partners LP	3.375%	10/1/22	6,038	5,774
ONEOK Partners LP	5.000%	9/15/23	1,450	1,477
ONEOK Partners LP	4.900%	3/15/25	3,900	3,902
Petro-Canada	9.250%	10/15/21	2,575	3,298
Phillips 66	4.300%	4/1/22	16,000	17,123
Phillips 66 Partners LP	3.605%	2/15/25	2,743	2,586
Pioneer Natural Resources Co.	3.950%	7/15/22	3,615	3,724
Pioneer Natural Resources Co.	4.450%	1/15/26	3,950	4,171
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	4,500	4,220
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	4,300	3,734
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	7,898	7,210
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	3,774	3,347

Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	3,550	3,365
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	2,862	2,934
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	5,150	5,253
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	5,400	5,305
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	3,800	3,715
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	5,110	4,791
Sasol Financing International plc	4.500%	11/14/22	3,300	3,254
Schlumberger Investment SA	3.650%	12/1/23	12,702	13,355
Shell International Finance BV	2.375%	8/21/22	4,532	4,551
Shell International Finance BV	2.250%	1/6/23	8,356	8,194
Shell International Finance BV	3.400%	8/12/23	6,437	6,707
Shell International Finance BV	3.250%	5/11/25	17,370	17,732
Shell International Finance BV	2.875%	5/10/26	11,800	11,662
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,550	1,562
Spectra Energy Capital LLC	3.300%	3/15/23	3,425	3,167
Spectra Energy Partners LP	4.600%	6/15/21	1,150	1,230
Spectra Energy Partners LP	4.750%	3/15/24	7,250	7,795
Spectra Energy Partners LP	3.500%	3/15/25	6,150	6,089
Suncor Energy Inc.	3.600%	12/1/24	3,245	3,287
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,690
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	520	486
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	6,200	5,998
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,350	3,590
TC Pipelines LP	4.650%	6/15/21	2,228	2,164
TC PipeLines LP	4.375%	3/13/25	100	92
Total Capital Canada Ltd.	2.750%	7/15/23	6,687	6,703
Total Capital International SA	2.750%	6/19/21	8,250	8,446
Total Capital International SA	2.875%	2/17/22	6,581	6,729
Total Capital International SA	2.700%	1/25/23	6,284	6,294
Total Capital International SA	3.700%	1/15/24	7,452	7,939
Total Capital International SA	3.750%	4/10/24	6,879	7,351
Total Capital SA	4.250%	12/15/21	5,350	5,878
TransCanada PipeLines Ltd.	2.500%	8/1/22	7,635	7,426
TransCanada PipeLines Ltd.	3.750%	10/16/23	5,199	5,412
TransCanada PipeLines Ltd.	4.875%	1/15/26	3,800	4,177
Valero Energy Corp.	3.650%	3/15/25	3,725	3,691
Western Gas Partners LP	5.375%	6/1/21	2,982	3,016
Western Gas Partners LP	4.000%	7/1/22	3,356	3,188
Western Gas Partners LP	3.950%	6/1/25	3,900	3,515
Williams Partners LP	4.000%	11/15/21	5,086	4,692
Williams Partners LP	3.600%	3/15/22	8,100	7,098
Williams Partners LP	3.350%	8/15/22	4,275	3,682
Williams Partners LP	4.500%	11/15/23	2,900	2,632
Williams Partners LP	4.300%	3/4/24	8,972	7,985
Williams Partners LP	3.900%	1/15/25	9,940	8,548
Williams Partners LP	4.000%	9/15/25	8,075	6,965
Williams Partners LP / ACMP Finance Corp.	6.125%	7/15/22	100	98
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	8,225	7,485
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	7,815	7,033

Other Industrial (0.3%)
CBRE Services Inc.	5.000%	3/15/23	3,500	3,605
CBRE Services Inc.	5.250%	3/15/25	4,150	4,306
CBRE Services Inc.	4.875%	3/1/26	3,500	3,552
Cintas Corp. No 2	4.300%	6/1/21	700	753
Cintas Corp. No 2	3.250%	6/1/22	1,300	1,367
Fluor Corp.	3.375%	9/15/21	3,680	3,832
Fluor Corp.	3.500%	12/15/24	2,475	2,596
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	5,742	6,198

Technology (8.5%)
Adobe Systems Inc.	3.250%	2/1/25	7,765	8,000
Alphabet Inc.	3.375%	2/25/24	6,548	7,047
Altera Corp.	4.100%	11/15/23	2,600	2,901
Amphenol Corp.	3.125%	9/15/21	1,500	1,523
Amphenol Corp.	4.000%	2/1/22	2,400	2,517
Analog Devices Inc.	2.875%	6/1/23	2,050	2,078
Analog Devices Inc.	3.900%	12/15/25	6,000	6,463
Apple Inc.	2.150%	2/9/22	12,837	12,795
Apple Inc.	2.700%	5/13/22	9,346	9,578
Apple Inc.	2.850%	2/23/23	10,800	11,139
Apple Inc.	2.400%	5/3/23	37,487	37,386
Apple Inc.	3.450%	5/6/24	18,545	19,719
Apple Inc.	2.500%	2/9/25	12,497	12,369
Apple Inc.	3.200%	5/13/25	11,469	11,920
Apple Inc.	3.250%	2/23/26	22,100	22,975
Applied Materials Inc.	4.300%	6/15/21	6,474	7,074
Applied Materials Inc.	3.900%	10/1/25	4,250	4,540
Arrow Electronics Inc.	3.500%	4/1/22	2,300	2,293
Arrow Electronics Inc.	4.500%	3/1/23	2,170	2,257
Arrow Electronics Inc.	4.000%	4/1/25	2,400	2,377
Autodesk Inc.	3.600%	12/15/22	2,243	2,245
Autodesk Inc.	4.375%	6/15/25	1,800	1,839
Avnet Inc.	4.875%	12/1/22	1,825	1,952
AVNET Inc.	4.625%	4/15/26	3,800	3,852
Baidu Inc.	3.500%	11/28/22	5,349	5,383
Baidu Inc.	4.125%	6/30/25	2,450	2,537
Broadcom Corp.	2.500%	8/15/22	500	460
CA Inc.	4.500%	8/15/23	900	964
Cadence Design Systems Inc.	4.375%	10/15/24	1,575	1,593
CDK Global Inc.	4.500%	10/15/24	2,300	2,301
Cisco Systems Inc.	3.000%	6/15/22	1,500	1,582
Cisco Systems Inc.	2.600%	2/28/23	6,500	6,667
Cisco Systems Inc.	3.625%	3/4/24	6,976	7,690
Cisco Systems Inc.	2.950%	2/28/26	8,183	8,510
Computer Sciences Corp.	4.450%	9/15/22	1,500	1,554
Corning Inc.	2.900%	5/15/22	2,000	2,009
Corning Inc.	3.700%	11/15/23	1,300	1,339
1 Diamond 1 Finance Corp / Diamond 2
Finance Corp	5.450%	6/15/23	42,000	42,608
Dun & Bradstreet Corp.	4.375%	12/1/22	1,800	1,831
EMC Corp.	3.375%	6/1/23	5,161	4,406
Equifax Inc.	2.300%	6/1/21	3,200	3,189
Equifax Inc.	3.300%	12/15/22	1,750	1,815
Fidelity National Information Services Inc.	5.000%	3/15/22	4,269	4,450
Fidelity National Information Services Inc.	4.500%	10/15/22	3,400	3,652
Fidelity National Information Services Inc.	3.500%	4/15/23	6,075	6,171

Fidelity National Information Services Inc.	3.875%	6/5/24	4,233	4,372
Fidelity National Information Services Inc.	5.000%	10/15/25	13,400	14,909
Fiserv Inc.	3.500%	10/1/22	6,116	6,380
Fiserv Inc.	3.850%	6/1/25	7,350	7,714
Flextronics International Ltd.	4.750%	6/15/25	5,875	5,897
1 Hewlett Packard Enterprise Co.	4.400%	10/15/22	10,450	11,042
1 Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,000	19,455
HP Inc.	4.300%	6/1/21	6,470	6,774
HP Inc.	4.375%	9/15/21	8,825	9,215
HP Inc.	4.650%	12/9/21	8,699	9,210
HP Inc.	4.050%	9/15/22	2,900	2,977
Ingram Micro Inc.	5.000%	8/10/22	150	151
Ingram Micro Inc.	4.950%	12/15/24	4,558	4,523
Intel Corp.	3.300%	10/1/21	13,870	14,799
Intel Corp.	3.100%	7/29/22	6,807	7,175
Intel Corp.	2.700%	12/15/22	9,390	9,687
Intel Corp.	3.700%	7/29/25	18,766	20,466
Intel Corp.	2.600%	5/19/26	2,500	2,478
International Business Machines Corp.	2.900%	11/1/21	4,925	5,141
International Business Machines Corp.	1.875%	8/1/22	3,950	3,867
International Business Machines Corp.	2.875%	11/9/22	6,950	7,212
International Business Machines Corp.	3.375%	8/1/23	7,900	8,397
International Business Machines Corp.	3.625%	2/12/24	15,024	16,230
International Business Machines Corp.	7.000%	10/30/25	4,850	6,557
International Business Machines Corp.	3.450%	2/19/26	6,125	6,449
Jabil Circuit Inc.	4.700%	9/15/22	2,825	2,853
Juniper Networks Inc.	4.500%	3/15/24	2,325	2,374
Juniper Networks Inc.	4.350%	6/15/25	1,450	1,467
Keysight Technologies Inc.	4.550%	10/30/24	3,900	3,880
KLA-Tencor Corp.	4.125%	11/1/21	500	528
KLA-Tencor Corp.	4.650%	11/1/24	8,481	9,007
Lam Research Corp.	2.800%	6/15/21	4,500	4,535
Lam Research Corp.	3.450%	6/15/23	4,700	4,743
Lam Research Corp.	3.800%	3/15/25	3,525	3,532
Lam Research Corp.	3.900%	6/15/26	4,500	4,585
Lender Processing Services Inc. / Black
Knight Lending Solutions Inc.	5.750%	4/15/23	1,540	1,586
Maxim Integrated Products Inc.	3.375%	3/15/23	3,000	3,028
Microsoft Corp.	2.375%	2/12/22	14,564	14,855
Microsoft Corp.	2.650%	11/3/22	6,675	6,882
Microsoft Corp.	2.125%	11/15/22	4,275	4,286
Microsoft Corp.	2.375%	5/1/23	3,822	3,867
Microsoft Corp.	3.625%	12/15/23	7,245	7,920
Microsoft Corp.	2.700%	2/12/25	16,450	16,736
Microsoft Corp.	3.125%	11/3/25	22,013	23,137
Motorola Solutions Inc.	3.500%	9/1/21	675	674
Motorola Solutions Inc.	3.750%	5/15/22	7,078	6,949
Motorola Solutions Inc.	3.500%	3/1/23	5,415	5,123
Motorola Solutions Inc.	4.000%	9/1/24	4,941	4,795
Motorola Solutions Inc.	7.500%	5/15/25	1,371	1,579
NetApp Inc.	3.375%	6/15/21	3,900	3,892
Oracle Corp.	2.800%	7/8/21	8,346	8,667
Oracle Corp.	2.500%	5/15/22	20,750	20,966
Oracle Corp.	2.500%	10/15/22	20,256	20,493
Oracle Corp.	3.625%	7/15/23	8,521	9,193
Oracle Corp.	3.400%	7/8/24	11,619	12,300
Oracle Corp.	2.950%	5/15/25	12,650	12,918

Pitney Bowes Inc.	4.625%	3/15/24	2,625	2,712
QUALCOMM Inc.	3.000%	5/20/22	12,271	12,697
QUALCOMM Inc.	3.450%	5/20/25	12,270	12,728
Seagate HDD Cayman	4.750%	6/1/23	6,182	5,162
Seagate HDD Cayman	4.750%	1/1/25	6,225	4,793
Symantec Corp.	3.950%	6/15/22	1,975	1,973
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	5,575	5,865
Texas Instruments Inc.	2.250%	5/1/23	2,685	2,676
Total System Services Inc.	3.750%	6/1/23	2,200	2,181
Total System Services Inc.	4.800%	4/1/26	6,050	6,383
Trimble Navigation Ltd.	4.750%	12/1/24	1,975	2,029
Tyco Electronics Group SA	3.500%	2/3/22	3,468	3,598
Tyco Electronics Group SA	3.450%	8/1/24	2,200	2,255
Tyco Electronics Group SA	3.700%	2/15/26	3,900	4,028
Verisk Analytics Inc.	4.125%	9/12/22	2,900	3,013
Verisk Analytics Inc.	4.000%	6/15/25	9,150	9,315
Xerox Corp.	3.800%	5/15/24	125	113

Transportation (2.2%)
2 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,933	3,065
2 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	7,624	8,168
2 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,680	1,642
2 BNSF Funding Trust I	6.613%	12/15/55	1,890	2,140
Burlington Northern Santa Fe LLC	4.100%	6/1/21	840	915
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,719	2,896
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,995	3,136
Burlington Northern Santa Fe LLC	3.050%	9/1/22	3,950	4,108
Burlington Northern Santa Fe LLC	3.000%	3/15/23	4,583	4,771
Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,785	4,126
Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,225	3,507
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,956	9,531
Burlington Northern Santa Fe LLC	3.000%	4/1/25	3,375	3,483
Burlington Northern Santa Fe LLC	3.650%	9/1/25	2,765	2,994
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,215	2,947
Canadian National Railway Co.	2.850%	12/15/21	2,210	2,305
Canadian National Railway Co.	2.250%	11/15/22	1,525	1,523
Canadian National Railway Co.	2.950%	11/21/24	2,925	3,061
Canadian National Railway Co.	2.750%	3/1/26	1,650	1,700
Canadian Pacific Railway Co.	9.450%	8/1/21	900	1,162
Canadian Pacific Railway Co.	4.450%	3/15/23	3,661	3,998
Canadian Pacific Railway Co.	2.900%	2/1/25	3,600	3,597
Canadian Pacific Railway Co.	3.700%	2/1/26	1,575	1,657
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,475	1,598
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	3,263	3,639
2 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	4,125	4,306
2 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	3,641	3,768
CSX Corp.	4.250%	6/1/21	3,600	3,924
CSX Corp.	3.700%	11/1/23	5,225	5,577
CSX Corp.	3.400%	8/1/24	2,833	2,973
CSX Corp.	3.350%	11/1/25	4,525	4,687
2 CSX Transportation Inc.	6.251%	1/15/23	33	38

2 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,833	3,279
FedEx Corp.	2.625%	8/1/22	3,830	3,842
FedEx Corp.	2.700%	4/15/23	1,050	1,054
FedEx Corp.	4.000%	1/15/24	4,575	4,968
FedEx Corp.	3.200%	2/1/25	3,991	4,066
FedEx Corp.	3.250%	4/1/26	4,900	5,002
2 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	2,281	2,247
JB Hunt Transport Services Inc.	3.300%	8/15/22	2,400	2,440
JB Hunt Transport Services Inc.	3.850%	3/15/24	2,325	2,415
1 Kansas City Southern	3.000%	5/15/23	3,925	3,890
Kansas City Southern	3.125%	6/1/26	1,650	1,641
Norfolk Southern Corp.	3.250%	12/1/21	3,521	3,655
Norfolk Southern Corp.	3.000%	4/1/22	4,492	4,613
Norfolk Southern Corp.	2.903%	2/15/23	3,614	3,651
Norfolk Southern Corp.	3.850%	1/15/24	2,385	2,550
Norfolk Southern Corp.	5.590%	5/17/25	1,081	1,300
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,244	1,399
Trinity Industries Inc.	4.550%	10/1/24	2,390	2,212
Union Pacific Corp.	4.163%	7/15/22	6,799	7,531
Union Pacific Corp.	2.950%	1/15/23	2,675	2,787
Union Pacific Corp.	2.750%	4/15/23	1,550	1,595
Union Pacific Corp.	3.646%	2/15/24	3,550	3,853
Union Pacific Corp.	3.750%	3/15/24	2,875	3,129
Union Pacific Corp.	3.250%	1/15/25	3,350	3,570
Union Pacific Corp.	3.250%	8/15/25	3,559	3,801
Union Pacific Corp.	2.750%	3/1/26	2,150	2,186
2 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	3,894	4,118
2 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	3,818	3,990
United Parcel Service Inc.	2.450%	10/1/22	7,940	8,076
2 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	939	1,067
2 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,331	2,436
2 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	1,969	2,112

				6,039,523
Utilities (5.6%)
Electric (5.1%)
Alabama Power Co.	3.550%	12/1/23	2,100	2,267
Alabama Power Co.	2.800%	4/1/25	3,900	3,994
Ameren Corp.	3.650%	2/15/26	1,060	1,105
Ameren Illinois Co.	2.700%	9/1/22	2,670	2,754
Ameren Illinois Co.	3.250%	3/1/25	2,400	2,546
American Electric Power Co. Inc.	2.950%	12/15/22	2,379	2,444
Appalachian Power Co.	3.400%	6/1/25	1,200	1,259
Arizona Public Service Co.	3.350%	6/15/24	900	950
Arizona Public Service Co.	3.150%	5/15/25	2,000	2,089
Baltimore Gas & Electric Co.	3.500%	11/15/21	3,922	4,184
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,125	1,180
Berkshire Hathaway Energy Co.	3.750%	11/15/23	3,025	3,259
Berkshire Hathaway Energy Co.	3.500%	2/1/25	3,275	3,455

Black Hills Corp.	4.250%	11/30/23	1,000	1,081
Black Hills Corp.	3.950%	1/15/26	2,970	3,132
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,000	1,989
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,875	1,871
1 Cleco Corporate Holdings LLC	3.743%	5/1/26	3,500	3,494
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,050	2,397
CMS Energy Corp.	5.050%	3/15/22	1,775	1,989
CMS Energy Corp.	3.875%	3/1/24	1,825	1,955
CMS Energy Corp.	3.600%	11/15/25	1,750	1,843
CMS Energy Corp.	3.000%	5/15/26	1,775	1,781
Commonwealth Edison Co.	3.400%	9/1/21	3,100	3,323
Commonwealth Edison Co.	3.100%	11/1/24	2,325	2,430
Connecticut Light & Power Co.	2.500%	1/15/23	3,975	3,974
Consolidated Edison Co. of New York Inc.	3.300%	12/1/24	1,325	1,397
Consumers Energy Co.	2.850%	5/15/22	2,684	2,767
Consumers Energy Co.	3.375%	8/15/23	2,060	2,190
Consumers Energy Co.	3.125%	8/31/24	1,600	1,666
Delmarva Power & Light Co.	3.500%	11/15/23	4,249	4,535
Dominion Resources Inc.	2.750%	9/15/22	1,500	1,503
Dominion Resources Inc.	3.625%	12/1/24	4,500	4,624
Dominion Resources Inc.	3.900%	10/1/25	5,150	5,332
2 Dominion Resources Inc.	5.750%	10/1/54	4,225	4,142
DTE Electric Co.	3.900%	6/1/21	2,475	2,695
DTE Electric Co.	2.650%	6/15/22	2,550	2,622
DTE Electric Co.	3.650%	3/15/24	3,350	3,635
DTE Electric Co.	3.375%	3/1/25	2,325	2,491
1 DTE Energy Co.	3.300%	6/15/22	825	853
DTE Energy Co.	3.500%	6/1/24	4,100	4,283
Duke Energy Carolinas LLC	3.900%	6/15/21	3,125	3,439
Duke Energy Corp.	3.550%	9/15/21	2,600	2,753
Duke Energy Corp.	3.050%	8/15/22	3,588	3,673
Duke Energy Corp.	3.950%	10/15/23	3,700	3,976
Duke Energy Corp.	3.750%	4/15/24	6,475	6,854
Duke Energy Florida LLC	3.100%	8/15/21	2,225	2,345
Duke Energy Ohio Inc.	3.800%	9/1/23	4,128	4,489
Duke Energy Progress LLC	3.000%	9/15/21	4,806	5,054
Duke Energy Progress LLC	2.800%	5/15/22	2,922	3,032
Duke Energy Progress LLC	3.250%	8/15/25	4,750	5,012
Edison International	2.950%	3/15/23	1,850	1,883
Empresa Nacional de Electricidad SA	4.250%	4/15/24	1,700	1,768
Entergy Arkansas Inc.	3.050%	6/1/23	200	205
Entergy Arkansas Inc.	3.700%	6/1/24	1,100	1,191
Entergy Arkansas Inc.	3.500%	4/1/26	195	209
Entergy Corp.	4.000%	7/15/22	2,874	3,057
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,785	3,301
Entergy Louisiana LLC	4.050%	9/1/23	4,550	5,004
Entergy Louisiana LLC	5.400%	11/1/24	3,515	4,192
Entergy Louisiana LLC	4.440%	1/15/26	210	231
Entergy Mississippi Inc.	3.100%	7/1/23	2,225	2,244
Eversource Energy	2.800%	5/1/23	1,735	1,751
Eversource Energy	3.150%	1/15/25	2,600	2,667
Eversource Energy	3.350%	3/15/26	3,875	3,995
Exelon Corp.	3.950%	6/15/25	8,800	9,270
Exelon Corp.	3.400%	4/15/26	1,400	1,413
Exelon Generation Co. LLC	4.250%	6/15/22	5,511	5,786
FirstEnergy Solutions Corp.	6.050%	8/15/21	4,225	4,529
Florida Power & Light Co.	2.750%	6/1/23	2,150	2,219

Florida Power & Light Co.	3.250%	6/1/24	1,675	1,785
Florida Power & Light Co.	3.125%	12/1/25	4,800	5,035
Georgia Power Co.	2.850%	5/15/22	1,900	1,973
Georgia Power Co.	3.250%	4/1/26	1,300	1,360
Great Plains Energy Inc.	4.850%	6/1/21	3,350	3,653
Indiana Michigan Power Co.	3.200%	3/15/23	2,125	2,182
Interstate Power & Light Co.	3.250%	12/1/24	1,275	1,335
Interstate Power & Light Co.	3.400%	8/15/25	1,225	1,293
ITC Holdings Corp.	4.050%	7/1/23	1,925	2,030
ITC Holdings Corp.	3.650%	6/15/24	2,575	2,651
Kansas City Power & Light Co.	3.150%	3/15/23	3,525	3,565
Kansas City Power & Light Co.	3.650%	8/15/25	100	104
Kentucky Utilities Co.	3.300%	10/1/25	3,200	3,392
LG&E & KU Energy LLC	4.375%	10/1/21	1,690	1,858
Louisville Gas & Electric Co.	3.300%	10/1/25	1,600	1,701
MidAmerican Energy Co.	3.500%	10/15/24	5,198	5,591
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	3,098	3,219
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	2,200	2,242
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	875	916
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	3,162	3,210
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	4,950	5,220
2 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,850	1,791
2 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,125	3,158
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	2,575	2,780
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,425	1,476
Northern States Power Co.	2.150%	8/15/22	475	477
Northern States Power Co.	2.600%	5/15/23	2,685	2,734
NSTAR Electric Co.	2.375%	10/15/22	1,700	1,716
NSTAR Electric Co.	3.250%	11/15/25	775	812
NSTAR Electric Co.	2.700%	6/1/26	1,600	1,602
Ohio Power Co.	5.375%	10/1/21	2,225	2,555
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	2,250	2,462
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,269	6,638
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,000	1,014
Pacific Gas & Electric Co.	3.250%	9/15/21	1,000	1,057
Pacific Gas & Electric Co.	2.450%	8/15/22	3,600	3,645
Pacific Gas & Electric Co.	3.250%	6/15/23	3,700	3,892
Pacific Gas & Electric Co.	3.850%	11/15/23	2,400	2,598
Pacific Gas & Electric Co.	3.750%	2/15/24	4,506	4,874
Pacific Gas & Electric Co.	3.400%	8/15/24	2,475	2,629
Pacific Gas & Electric Co.	3.500%	6/15/25	2,675	2,863
Pacific Gas & Electric Co.	2.950%	3/1/26	4,850	4,923
PacifiCorp	3.850%	6/15/21	2,650	2,898
PacifiCorp	2.950%	2/1/22	3,812	3,959
PacifiCorp	3.600%	4/1/24	2,150	2,314
PacifiCorp	3.350%	7/1/25	1,550	1,639
Peco Energy Co.	2.375%	9/15/22	1,829	1,858
PECO Energy Co.	3.150%	10/15/25	1,100	1,156
Potomac Electric Power Co.	3.600%	3/15/24	1,700	1,822
PPL Capital Funding Inc.	4.200%	6/15/22	4,210	4,593

PPL Capital Funding Inc.	3.500%	12/1/22	2,180	2,269
PPL Capital Funding Inc.	3.400%	6/1/23	3,119	3,193
PPL Capital Funding Inc.	3.950%	3/15/24	1,988	2,135
PPL Capital Funding Inc.	3.100%	5/15/26	5,225	5,175
PPL Electric Utilities Corp.	3.000%	9/15/21	4,650	4,901
Progress Energy Inc.	3.150%	4/1/22	1,100	1,136
PSEG Power LLC	4.150%	9/15/21	1,161	1,221
PSEG Power LLC	4.300%	11/15/23	1,325	1,362
Public Service Co. of Colorado	2.250%	9/15/22	2,085	2,106
Public Service Co. of Colorado	2.500%	3/15/23	800	802
Public Service Co. of Colorado	2.900%	5/15/25	2,350	2,426
Public Service Co. of New Hampshire	3.500%	11/1/23	2,550	2,696
Public Service Co. of New Mexico	3.850%	8/1/25	1,475	1,537
Public Service Electric & Gas Co.	2.375%	5/15/23	3,677	3,694
Public Service Electric & Gas Co.	3.150%	8/15/24	1,750	1,841
Public Service Electric & Gas Co.	3.050%	11/15/24	5,200	5,432
Public Service Electric & Gas Co.	3.000%	5/15/25	1,500	1,571
Puget Energy Inc.	6.000%	9/1/21	5,166	5,888
Puget Energy Inc.	5.625%	7/15/22	3,100	3,507
Puget Energy Inc.	3.650%	5/15/25	4,350	4,399
San Diego Gas & Electric Co.	3.000%	8/15/21	3,077	3,240
San Diego Gas & Electric Co.	3.600%	9/1/23	2,250	2,452
San Diego Gas & Electric Co.	2.500%	5/15/26	3,800	3,753
SCANA Corp.	4.125%	2/1/22	3,825	3,974
Scottish Power Ltd.	5.810%	3/15/25	1,760	1,984
Sierra Pacific Power Co.	3.375%	8/15/23	750	790
1 Sierra Pacific Power Co.	2.600%	5/1/26	2,800	2,780
Southern California Edison Co.	3.875%	6/1/21	4,750	5,195
2 Southern California Edison Co.	1.845%	2/1/22	2,379	2,349
Southern California Edison Co.	2.400%	2/1/22	750	768
Southern California Edison Co.	3.500%	10/1/23	4,556	4,887
Southern Co.	2.350%	7/1/21	7,500	7,514
Southern Co.	2.950%	7/1/23	8,300	8,400
Southern Co.	3.250%	7/1/26	5,000	5,055
Southern Power Co.	4.150%	12/1/25	3,225	3,361
Southwestern Electric Power Co.	3.550%	2/15/22	2,075	2,194
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,940
System Energy Resources Inc.	4.100%	4/1/23	4,350	4,533
Tampa Electric Co.	2.600%	9/15/22	2,586	2,635
TransAlta Corp.	4.500%	11/15/22	2,169	1,787
Tri-State Generation & Transmission
Association Inc.	3.700%	11/1/24	1,100	1,148
Tucson Electric Power Co.	5.150%	11/15/21	675	757
Tucson Electric Power Co.	3.050%	3/15/25	1,650	1,627
Union Electric Co.	3.500%	4/15/24	3,550	3,791
Virginia Electric & Power Co.	2.950%	1/15/22	3,000	3,121
Virginia Electric & Power Co.	3.450%	9/1/22	1,865	1,983
Virginia Electric & Power Co.	2.750%	3/15/23	5,600	5,725
Virginia Electric & Power Co.	3.450%	2/15/24	765	811
Virginia Electric & Power Co.	3.100%	5/15/25	1,950	2,033
Virginia Electric & Power Co.	3.150%	1/15/26	3,610	3,768
WEC Energy Group Inc.	3.550%	6/15/25	2,880	3,044
Westar Energy Inc.	3.250%	12/1/25	1,450	1,527
Wisconsin Electric Power Co.	2.950%	9/15/21	2,345	2,436
Wisconsin Electric Power Co.	3.100%	6/1/25	700	721
Wisconsin Power & Light Co.	2.250%	11/15/22	875	867

Xcel Energy Inc.	3.300%	6/1/25	3,775	3,905

Natural Gas (0.4%)
AGL Capital Corp.	3.500%	9/15/21	3,200	3,343
AGL Capital Corp.	3.875%	11/15/25	975	1,025
AGL Capital Corp.	3.250%	6/15/26	1,500	1,497
NiSource Finance Corp.	6.125%	3/1/22	3,960	4,684
ONE Gas Inc.	3.610%	2/1/24	1,500	1,580
Sempra Energy	2.875%	10/1/22	4,100	4,144
Sempra Energy	4.050%	12/1/23	3,400	3,623
Sempra Energy	3.550%	6/15/24	2,699	2,786
Sempra Energy	3.750%	11/15/25	3,825	4,020
Southern California Gas Co.	3.150%	9/15/24	2,000	2,096
Southern California Gas Co.	3.200%	6/15/25	1,560	1,653
Southern California Gas Co.	2.600%	6/15/26	5,500	5,489
Southwest Gas Corp.	3.875%	4/1/22	500	523

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	2,275	2,481
American Water Capital Corp.	3.400%	3/1/25	2,147	2,268

				538,630
Total Corporate Bonds (Cost $9,401,065)				9,610,173
Taxable Municipal Bond (0.0%)
George Washington University District of
Columbia GO (Cost $1,490)	3.485%	9/15/22	1,450	1,535

			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
3 Vanguard Market Liquidity Fund (Cost $136,631)	0.523%		136,631,233	136,631

Total Investments (100.5%) (Cost $9,545,301)				9,754,451
Other Assets and Liabilities-Net (-0.5%)[4]				(46,446)
Net Assets (100%)				9,708,005

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $265,278,000, representing 2.7% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $1,200,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations

Intermediate-Term Corporate Bond Index Fund

are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
5-Year U.S. Treasury Note	September 2016	429	51,530	84
Ultra 10-Year U.S. Treasury Note	September 2016	(260)	(36,664)	(65)
10-Year U.S. Treasury Note	September 2016	(170)	(22,047)	(49)
				(30)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Intermediate-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,112	—
Corporate Bonds	—	9,595,737	14,436
Taxable Municipal Bonds	—	1,535	—
Temporary Cash Investments	136,631	—	—
Futures Contracts—Assets[1]	18	—	—
Futures Contracts—Liabilities[1]	(125)	—	—
Total	136,524	9,603,384	14,436
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2016, the cost of investment securities for tax purposes was $9,546,739,000. Net unrealized appreciation of investment securities for tax purposes was $207,712,000, consisting of unrealized gains of $230,798,000 on securities that had risen in value since their purchase and $23,086,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
United States Treasury Note/Bond	1.625%	5/15/26	3,700	3,627
United States Treasury Note/Bond	2.500%	2/15/46	300	291
Total U.S. Government and Agency Obligations (Cost $3,916)				3,918
Corporate Bonds (97.9%)
Finance (17.2%)
Banking (9.6%)
American Express Co.	4.050%	12/3/42	802	809
Bank of America Corp.	6.220%	9/15/26	400	462
Bank of America Corp.	4.250%	10/22/26	2,620	2,650
Bank of America Corp.	6.750%	6/1/28	540	670
Bank of America Corp.	6.110%	1/29/37	2,035	2,354
Bank of America Corp.	7.750%	5/14/38	2,253	3,082
Bank of America Corp.	5.875%	2/7/42	1,150	1,406
Bank of America Corp.	5.000%	1/21/44	2,780	3,075
Bank of America Corp.	4.875%	4/1/44	1,887	2,086
Bank of America Corp.	4.750%	4/21/45	600	601
Bank of America NA	6.000%	10/15/36	975	1,207
Bank One Capital III	8.750%	9/1/30	545	789
Bank One Corp.	7.625%	10/15/26	545	707
Bank One Corp.	8.000%	4/29/27	500	661
Barclays plc	5.250%	8/17/45	1,560	1,659
Branch Banking & Trust Co.	3.800%	10/30/26	550	584
1 Citigroup Inc.	4.400%	6/10/25	800	822
Citigroup Inc.	4.300%	11/20/26	1,098	1,111
Citigroup Inc.	4.450%	9/29/27	3,800	3,839
Citigroup Inc.	6.625%	1/15/28	200	246
Citigroup Inc.	6.625%	6/15/32	1,320	1,583
Citigroup Inc.	6.000%	10/31/33	1,285	1,440
Citigroup Inc.	6.125%	8/25/36	798	906
Citigroup Inc.	8.125%	7/15/39	2,227	3,368
Citigroup Inc.	5.875%	1/30/42	1,475	1,803
Citigroup Inc.	6.675%	9/13/43	1,160	1,432
Citigroup Inc.	4.950%	11/7/43	661	730
Citigroup Inc.	5.300%	5/6/44	1,900	1,998
Citigroup Inc.	4.650%	7/30/45	1,300	1,387
Comerica Inc.	3.800%	7/22/26	250	246
Cooperatieve Rabobank UA	5.250%	5/24/41	2,305	2,803
Cooperatieve Rabobank UA	5.750%	12/1/43	1,600	1,883
Cooperatieve Rabobank UA	5.250%	8/4/45	620	685
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	2,120	2,102
Credit Suisse USA Inc.	7.125%	7/15/32	775	1,004
Fifth Third Bancorp	8.250%	3/1/38	1,107	1,604
FirstMerit Bank NA	4.270%	11/25/26	450	449
Goldman Sachs Capital I	6.345%	2/15/34	1,530	1,770
Goldman Sachs Group Inc.	5.950%	1/15/27	1,015	1,158
Goldman Sachs Group Inc.	6.125%	2/15/33	2,694	3,310
Goldman Sachs Group Inc.	6.450%	5/1/36	1,695	1,978
Goldman Sachs Group Inc.	6.750%	10/1/37	5,892	7,124

Goldman Sachs Group Inc.	6.250%	2/1/41	3,080	3,918
Goldman Sachs Group Inc.	4.800%	7/8/44	2,167	2,311
Goldman Sachs Group Inc.	5.150%	5/22/45	2,890	2,967
Goldman Sachs Group Inc.	4.750%	10/21/45	2,000	2,137
HSBC Bank USA NA	5.875%	11/1/34	950	1,126
HSBC Bank USA NA	5.625%	8/15/35	560	645
HSBC Bank USA NA	7.000%	1/15/39	925	1,176
HSBC Holdings plc	7.625%	5/17/32	595	752
HSBC Holdings plc	6.500%	5/2/36	2,750	3,286
HSBC Holdings plc	6.500%	9/15/37	3,490	4,176
HSBC Holdings plc	6.800%	6/1/38	930	1,136
HSBC Holdings plc	6.100%	1/14/42	990	1,272
HSBC Holdings plc	5.250%	3/14/44	2,210	2,313
JPMorgan Chase & Co.	4.125%	12/15/26	1,702	1,762
JPMorgan Chase & Co.	4.250%	10/1/27	1,840	1,903
JPMorgan Chase & Co.	6.400%	5/15/38	2,920	3,898
JPMorgan Chase & Co.	5.500%	10/15/40	1,565	1,888
JPMorgan Chase & Co.	5.600%	7/15/41	1,185	1,469
JPMorgan Chase & Co.	5.400%	1/6/42	2,105	2,564
JPMorgan Chase & Co.	5.625%	8/16/43	1,475	1,704
JPMorgan Chase & Co.	4.850%	2/1/44	1,190	1,379
JPMorgan Chase & Co.	4.950%	6/1/45	2,430	2,587
KeyBank NA	6.950%	2/1/28	311	396
2 Lloyds Banking Group plc	5.300%	12/1/45	950	980
Morgan Stanley	6.250%	8/9/26	515	628
Morgan Stanley	4.350%	9/8/26	2,715	2,791
Morgan Stanley	3.950%	4/23/27	2,445	2,438
Morgan Stanley	7.250%	4/1/32	1,090	1,475
Morgan Stanley	6.375%	7/24/42	2,911	3,801
Morgan Stanley	4.300%	1/27/45	3,225	3,275
Regions Bank	6.450%	6/26/37	597	708
Regions Financial Corp.	7.375%	12/10/37	250	320
Santander UK plc	7.950%	10/26/29	300	388
Wachovia Bank NA	5.850%	2/1/37	1,095	1,321
Wachovia Corp.	7.574%	8/1/26	650	829
Wachovia Corp.	7.500%	4/15/35	445	597
Wachovia Corp.	5.500%	8/1/35	609	691
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	4.100%	6/3/26	2,705	2,840
Wells Fargo & Co.	4.300%	7/22/27	3,215	3,397
Wells Fargo & Co.	5.375%	2/7/35	860	1,038
Wells Fargo & Co.	5.375%	11/2/43	1,854	2,087
Wells Fargo & Co.	5.606%	1/15/44	2,767	3,235
Wells Fargo & Co.	4.650%	11/4/44	1,800	1,862
Wells Fargo & Co.	3.900%	5/1/45	2,500	2,510
Wells Fargo & Co.	4.900%	11/17/45	2,895	3,115
Wells Fargo Bank NA	5.950%	8/26/36	1,175	1,441
Wells Fargo Bank NA	6.600%	1/15/38	1,525	2,032
3 Wells Fargo Capital X	5.950%	12/1/86	1,150	1,193

Brokerage (0.3%)
Brookfield Asset Management Inc.	7.375%	3/1/33	235	278
Brookfield Finance Inc.	4.250%	6/2/26	335	336
CME Group Inc.	5.300%	9/15/43	845	1,033
Invesco Finance plc	5.375%	11/30/43	740	835
Jefferies Group LLC	6.450%	6/8/27	400	436
Jefferies Group LLC	6.250%	1/15/36	535	532

Jefferies Group LLC	6.500%	1/20/43	425	416
Legg Mason Inc.	5.625%	1/15/44	545	548
Leucadia National Corp.	6.625%	10/23/43	285	243

Finance Companies (0.9%)
GATX Corp.	5.200%	3/15/44	190	188
GATX Corp.	4.500%	3/30/45	435	384
2 GE Capital International Funding Co.	4.418%	11/15/35	13,207	14,329

Insurance (5.9%)
ACE Capital Trust II	9.700%	4/1/30	340	487
Aetna Inc.	6.625%	6/15/36	830	1,057
Aetna Inc.	6.750%	12/15/37	690	903
Aetna Inc.	4.500%	5/15/42	505	525
Aetna Inc.	4.125%	11/15/42	550	547
Aetna Inc.	4.750%	3/15/44	425	456
Aflac Inc.	6.900%	12/17/39	495	668
Aflac Inc.	6.450%	8/15/40	500	640
Alleghany Corp.	4.900%	9/15/44	300	298
Allstate Corp.	5.350%	6/1/33	315	372
Allstate Corp.	5.550%	5/9/35	590	719
Allstate Corp.	5.950%	4/1/36	420	539
Allstate Corp.	4.500%	6/15/43	555	620
3 Allstate Corp.	6.500%	5/15/67	650	702
American International Group Inc.	3.875%	1/15/35	1,480	1,356
American International Group Inc.	4.700%	7/10/35	661	673
American International Group Inc.	6.250%	5/1/36	885	1,049
American International Group Inc.	4.500%	7/16/44	2,289	2,185
American International Group Inc.	4.800%	7/10/45	765	763
American International Group Inc.	4.375%	1/15/55	1,200	1,071
3 American International Group Inc.	8.175%	5/15/68	475	591
Anthem Inc.	5.950%	12/15/34	466	532
Anthem Inc.	5.850%	1/15/36	995	1,144
Anthem Inc.	6.375%	6/15/37	740	912
Anthem Inc.	4.625%	5/15/42	1,185	1,219
Anthem Inc.	4.650%	1/15/43	1,150	1,179
Anthem Inc.	5.100%	1/15/44	625	685
Anthem Inc.	4.650%	8/15/44	900	923
Anthem Inc.	4.850%	8/15/54	250	255
Aon Corp.	8.205%	1/1/27	725	925
Aon Corp.	6.250%	9/30/40	285	349
Aon plc	4.450%	5/24/43	250	243
Aon plc	4.600%	6/14/44	650	651
Aon plc	4.750%	5/15/45	850	882
Arch Capital Group Ltd.	7.350%	5/1/34	325	427
Arch Capital Group US Inc.	5.144%	11/1/43	545	570
Assurant Inc.	6.750%	2/15/34	500	600
AXA SA	8.600%	12/15/30	1,410	1,887
AXIS Specialty Finance plc	5.150%	4/1/45	525	543
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	869	1,126
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	840	913
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	770	826
Berkshire Hathaway Inc.	4.500%	2/11/43	1,330	1,474
Chubb Corp.	6.000%	5/11/37	775	1,012
Chubb Corp.	6.500%	5/15/38	600	830
Chubb INA Holdings Inc.	6.700%	5/15/36	650	899
Chubb INA Holdings Inc.	4.150%	3/13/43	772	819

Chubb INA Holdings Inc.	4.350%	11/3/45	1,775	1,941
Cigna Corp.	7.875%	5/15/27	415	561
Cigna Corp.	6.150%	11/15/36	530	634
Cigna Corp.	5.875%	3/15/41	300	355
Cigna Corp.	5.375%	2/15/42	875	991
Cincinnati Financial Corp.	6.920%	5/15/28	425	544
Cincinnati Financial Corp.	6.125%	11/1/34	394	468
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	320	363
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	415	417
Hartford Financial Services Group Inc.	5.950%	10/15/36	590	681
Hartford Financial Services Group Inc.	6.625%	3/30/40	450	563
Hartford Financial Services Group Inc.	6.100%	10/1/41	505	602
Humana Inc.	8.150%	6/15/38	280	392
Humana Inc.	4.625%	12/1/42	455	454
Humana Inc.	4.950%	10/1/44	880	932
Lincoln National Corp.	6.150%	4/7/36	575	654
Lincoln National Corp.	6.300%	10/9/37	150	171
Lincoln National Corp.	7.000%	6/15/40	835	1,027
Loews Corp.	6.000%	2/1/35	465	557
Loews Corp.	4.125%	5/15/43	485	477
Manulife Financial Corp.	5.375%	3/4/46	850	956
Markel Corp.	5.000%	3/30/43	250	256
Markel Corp.	5.000%	4/5/46	400	409
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	290	345
MetLife Inc.	6.500%	12/15/32	600	761
MetLife Inc.	6.375%	6/15/34	740	932
MetLife Inc.	5.700%	6/15/35	1,615	1,926
MetLife Inc.	5.875%	2/6/41	845	1,025
MetLife Inc.	4.125%	8/13/42	860	838
MetLife Inc.	4.875%	11/13/43	1,455	1,578
MetLife Inc.	4.721%	12/15/44	480	507
MetLife Inc.	4.050%	3/1/45	995	955
MetLife Inc.	4.600%	5/13/46	1,170	1,223
3 MetLife Inc.	6.400%	12/15/66	1,265	1,354
3 MetLife Inc.	10.750%	8/1/69	510	790
Munich Re America Corp.	7.450%	12/15/26	350	455
3 Nationwide Financial Services Inc.	6.750%	5/15/87	415	425
Principal Financial Group Inc.	6.050%	10/15/36	740	885
Principal Financial Group Inc.	4.625%	9/15/42	300	304
Principal Financial Group Inc.	4.350%	5/15/43	320	311
Progressive Corp.	6.625%	3/1/29	338	437
Progressive Corp.	6.250%	12/1/32	590	759
Progressive Corp.	4.350%	4/25/44	700	762
Protective Life Corp.	8.450%	10/15/39	310	419
Prudential Financial Inc.	5.750%	7/15/33	525	600
Prudential Financial Inc.	5.400%	6/13/35	320	356
Prudential Financial Inc.	5.900%	3/17/36	370	432
Prudential Financial Inc.	5.700%	12/14/36	750	865
Prudential Financial Inc.	6.625%	12/1/37	735	914
Prudential Financial Inc.	6.625%	6/21/40	575	719
Prudential Financial Inc.	6.200%	11/15/40	1,050	1,246
Prudential Financial Inc.	5.625%	5/12/41	518	587
Prudential Financial Inc.	5.100%	8/15/43	380	403
Prudential Financial Inc.	4.600%	5/15/44	850	878
Transatlantic Holdings Inc.	8.000%	11/30/39	471	628
Travelers Cos. Inc.	6.750%	6/20/36	555	770
Travelers Cos. Inc.	6.250%	6/15/37	860	1,159

Travelers Cos. Inc.	5.350%	11/1/40	863	1,074
Travelers Cos. Inc.	4.600%	8/1/43	385	441
Travelers Cos. Inc.	4.300%	8/25/45	475	513
Travelers Cos. Inc.	3.750%	5/15/46	175	174
Travelers Property Casualty Corp.	6.375%	3/15/33	500	658
Trinity Acquisition plc	6.125%	8/15/43	310	336
UnitedHealth Group Inc.	4.625%	7/15/35	1,100	1,231
UnitedHealth Group Inc.	5.800%	3/15/36	1,035	1,305
UnitedHealth Group Inc.	6.500%	6/15/37	690	939
UnitedHealth Group Inc.	6.625%	11/15/37	675	930
UnitedHealth Group Inc.	6.875%	2/15/38	1,410	1,998
UnitedHealth Group Inc.	5.700%	10/15/40	160	201
UnitedHealth Group Inc.	5.950%	2/15/41	510	663
UnitedHealth Group Inc.	4.625%	11/15/41	663	725
UnitedHealth Group Inc.	4.375%	3/15/42	505	536
UnitedHealth Group Inc.	3.950%	10/15/42	625	637
UnitedHealth Group Inc.	4.250%	3/15/43	775	814
UnitedHealth Group Inc.	4.750%	7/15/45	2,325	2,651
Unum Group	5.750%	8/15/42	525	556
Validus Holdings Ltd.	8.875%	1/26/40	235	303
Voya Financial Inc.	5.700%	7/15/43	400	455
WR Berkley Corp.	6.250%	2/15/37	100	120
WR Berkley Corp.	4.750%	8/1/44	800	795
XLIT Ltd.	6.250%	5/15/27	205	243
XLIT Ltd.	5.250%	12/15/43	400	418
XLIT Ltd.	5.500%	3/31/45	665	646

Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	290	294
Brandywine Operating Partnership LP	4.550%	10/1/29	500	503
ERP Operating LP	4.500%	7/1/44	675	726
ERP Operating LP	4.500%	6/1/45	425	460
Federal Realty Investment Trust	4.500%	12/1/44	700	737
HCP Inc.	6.750%	2/1/41	319	382
Kilroy Realty LP	4.250%	8/15/29	375	387
Kimco Realty Corp.	4.250%	4/1/45	450	442
Omega Healthcare Investors Inc.	4.500%	4/1/27	855	815
Realty Income Corp.	4.125%	10/15/26	275	287
Realty Income Corp.	5.875%	3/15/35	285	336
Simon Property Group LP	6.750%	2/1/40	770	1,074
Simon Property Group LP	4.750%	3/15/42	585	652
Simon Property Group LP	4.250%	10/1/44	400	420
Ventas Realty LP	5.700%	9/30/43	325	369
Ventas Realty LP	4.375%	2/1/45	388	360
Welltower Inc.	6.500%	3/15/41	450	542
Welltower Inc.	5.125%	3/15/43	395	409
				288,485
Industrial (67.7%)
Basic Industry (4.4%)
Agrium Inc.	4.125%	3/15/35	500	459
Agrium Inc.	7.125%	5/23/36	380	468
Agrium Inc.	6.125%	1/15/41	500	562
Agrium Inc.	4.900%	6/1/43	915	910
Agrium Inc.	5.250%	1/15/45	500	516
Albemarle Corp.	5.450%	12/1/44	450	444
Barrick Gold Corp.	5.250%	4/1/42	885	808
Barrick North America Finance LLC	7.500%	9/15/38	565	604

Barrick North America Finance LLC	5.700%	5/30/41	800	751
Barrick North America Finance LLC	5.750%	5/1/43	950	942
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,045	989
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	980	926
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,905	3,061
CF Industries Inc.	5.150%	3/15/34	1,045	992
CF Industries Inc.	4.950%	6/1/43	700	618
CF Industries Inc.	5.375%	3/15/44	760	696
Domtar Corp.	6.250%	9/1/42	425	431
Domtar Corp.	6.750%	2/15/44	175	189
Dow Chemical Co.	7.375%	11/1/29	1,435	1,853
Dow Chemical Co.	4.250%	10/1/34	721	712
Dow Chemical Co.	9.400%	5/15/39	820	1,257
Dow Chemical Co.	5.250%	11/15/41	755	801
Dow Chemical Co.	4.375%	11/15/42	1,625	1,567
Eastman Chemical Co.	4.800%	9/1/42	500	496
Eastman Chemical Co.	4.650%	10/15/44	1,065	1,048
Ecolab Inc.	5.500%	12/8/41	808	956
EI du Pont de Nemours & Co.	6.500%	1/15/28	150	185
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,560	1,679
EI du Pont de Nemours & Co.	4.150%	2/15/43	470	463
Georgia-Pacific LLC	7.250%	6/1/28	305	398
Georgia-Pacific LLC	7.750%	11/15/29	300	416
Georgia-Pacific LLC	8.875%	5/15/31	665	1,030
Glencore Canada Corp.	6.200%	6/15/35	300	249
Goldcorp Inc.	5.450%	6/9/44	620	584
International Paper Co.	5.000%	9/15/35	975	1,022
International Paper Co.	8.700%	6/15/38	150	213
International Paper Co.	7.300%	11/15/39	1,118	1,427
International Paper Co.	6.000%	11/15/41	425	475
International Paper Co.	4.800%	6/15/44	785	770
International Paper Co.	5.150%	5/15/46	850	888
Lubrizol Corp.	6.500%	10/1/34	315	408
LYB International Finance BV	5.250%	7/15/43	875	909
LYB International Finance BV	4.875%	3/15/44	1,150	1,128
LyondellBasell Industries NV	4.625%	2/26/55	1,150	1,028
Meadwestvaco Corp.	7.950%	2/15/31	300	383
Methanex Corp.	5.650%	12/1/44	300	237
Monsanto Co.	4.200%	7/15/34	830	807
Monsanto Co.	5.875%	4/15/38	305	350
Monsanto Co.	3.600%	7/15/42	665	553
Monsanto Co.	4.400%	7/15/44	920	873
Monsanto Co.	3.950%	4/15/45	425	377
Monsanto Co.	4.700%	7/15/64	1,120	988
Mosaic Co.	5.450%	11/15/33	500	534
Mosaic Co.	4.875%	11/15/41	420	400
Mosaic Co.	5.625%	11/15/43	725	761
Newmont Mining Corp.	5.875%	4/1/35	505	503
Newmont Mining Corp.	6.250%	10/1/39	803	820
Newmont Mining Corp.	4.875%	3/15/42	1,307	1,174
Nucor Corp.	6.400%	12/1/37	705	821
Nucor Corp.	5.200%	8/1/43	795	840
Placer Dome Inc.	6.450%	10/15/35	234	234
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	860	1,006
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	235	269
PPG Industries Inc.	5.500%	11/15/40	645	734
Praxair Inc.	3.550%	11/7/42	525	502

Reliance Steel & Aluminum Co.	6.850%	11/15/36	285	294
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	570
Rio Tinto Alcan Inc.	6.125%	12/15/33	794	888
Rio Tinto Alcan Inc.	5.750%	6/1/35	535	552
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	817
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,370	1,430
Rio Tinto Finance USA plc	4.750%	3/22/42	640	650
Rio Tinto Finance USA plc	4.125%	8/21/42	475	437
Rohm & Haas Co.	7.850%	7/15/29	760	1,029
RPM International Inc.	5.250%	6/1/45	450	443
Sherwin-Williams Co.	4.000%	12/15/42	216	205
Sherwin-Williams Co.	4.550%	8/1/45	550	562
Southern Copper Corp.	7.500%	7/27/35	1,545	1,622
Southern Copper Corp.	6.750%	4/16/40	1,240	1,203
Southern Copper Corp.	5.250%	11/8/42	350	288
Southern Copper Corp.	5.875%	4/23/45	2,375	2,078
Syngenta Finance NV	4.375%	3/28/42	225	209
The Dow Chemical Company	4.625%	10/1/44	650	650
Vale Canada Ltd.	7.200%	9/15/32	660	556
Vale Overseas Ltd.	8.250%	1/17/34	295	291
Vale Overseas Ltd.	6.875%	11/21/36	2,935	2,436
Vale Overseas Ltd.	6.875%	11/10/39	1,775	1,451
Vale SA	5.625%	9/11/42	2,460	1,863
Westrock MWV LLC	8.200%	1/15/30	500	641
Weyerhaeuser Co.	6.950%	10/1/27	341	414
Weyerhaeuser Co.	7.375%	3/15/32	1,270	1,613
Weyerhaeuser Co.	6.875%	12/15/33	475	560

Capital Goods (5.4%)
3M Co.	6.375%	2/15/28	305	409
3M Co.	5.700%	3/15/37	805	1,058
3M Co.	3.875%	6/15/44	152	161
ABB Finance USA Inc.	4.375%	5/8/42	650	698
Boeing Co.	2.250%	6/15/26	375	367
Boeing Co.	6.125%	2/15/33	875	1,160
Boeing Co.	3.300%	3/1/35	870	858
Boeing Co.	6.875%	3/15/39	395	576
Boeing Co.	5.875%	2/15/40	500	666
Boeing Co.	3.500%	3/1/45	50	49
Boeing Co.	3.375%	6/15/46	350	337
Caterpillar Inc.	5.300%	9/15/35	350	411
Caterpillar Inc.	6.050%	8/15/36	990	1,268
Caterpillar Inc.	5.200%	5/27/41	550	643
Caterpillar Inc.	3.803%	8/15/42	1,955	1,902
Caterpillar Inc.	4.300%	5/15/44	500	523
Caterpillar Inc.	4.750%	5/15/64	850	913
Danaher Corp.	4.375%	9/15/45	650	726
Deere & Co.	5.375%	10/16/29	645	810
Deere & Co.	8.100%	5/15/30	604	902
Deere & Co.	7.125%	3/3/31	300	420
Deere & Co.	3.900%	6/9/42	870	896
Dover Corp.	6.600%	3/15/38	400	545
Dover Corp.	5.375%	3/1/41	300	369
Eaton Corp.	4.000%	11/2/32	1,250	1,273
Eaton Corp.	4.150%	11/2/42	700	716
Emerson Electric Co.	6.000%	8/15/32	160	202
Emerson Electric Co.	6.125%	4/15/39	270	363

Emerson Electric Co.	5.250%	11/15/39	345	419
General Dynamics Corp.	3.600%	11/15/42	411	416
General Electric Capital Corp.	6.750%	3/15/32	2,868	3,963
General Electric Capital Corp.	6.150%	8/7/37	1,335	1,806
General Electric Capital Corp.	5.875%	1/14/38	3,984	5,212
General Electric Capital Corp.	6.875%	1/10/39	2,060	3,000
General Electric Co.	4.125%	10/9/42	2,525	2,671
General Electric Co.	4.500%	3/11/44	3,030	3,360
Harris Corp.	4.854%	4/27/35	675	721
Harris Corp.	6.150%	12/15/40	325	398
Harris Corp.	5.054%	4/27/45	685	752
Honeywell International Inc.	5.700%	3/15/36	700	892
Honeywell International Inc.	5.700%	3/15/37	580	744
Honeywell International Inc.	5.375%	3/1/41	780	984
Illinois Tool Works Inc.	4.875%	9/15/41	1,239	1,439
Illinois Tool Works Inc.	3.900%	9/1/42	1,331	1,375
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	435	513
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	365	376
Lafarge SA	7.125%	7/15/36	550	665
Lockheed Martin Corp.	3.600%	3/1/35	500	491
Lockheed Martin Corp.	4.500%	5/15/36	700	768
Lockheed Martin Corp.	6.150%	9/1/36	565	730
Lockheed Martin Corp.	5.500%	11/15/39	275	334
Lockheed Martin Corp.	5.720%	6/1/40	579	721
Lockheed Martin Corp.	4.850%	9/15/41	1,205	1,354
Lockheed Martin Corp.	4.070%	12/15/42	1,015	1,025
Lockheed Martin Corp.	3.800%	3/1/45	1,130	1,103
Lockheed Martin Corp.	4.700%	5/15/46	2,600	2,916
Northrop Grumman Corp.	5.050%	11/15/40	690	810
Northrop Grumman Corp.	4.750%	6/1/43	880	998
Northrop Grumman Corp.	3.850%	4/15/45	650	646
Northrop Grumman Systems Corp.	7.750%	2/15/31	510	734
Owens Corning	7.000%	12/1/36	650	772
Parker Hannifin Corp.	6.250%	5/15/38	490	655
Parker-Hannifin Corp.	4.200%	11/21/34	585	625
Parker-Hannifin Corp.	4.450%	11/21/44	485	540
Precision Castparts Corp.	4.200%	6/15/35	650	709
Precision Castparts Corp.	3.900%	1/15/43	225	234
Precision Castparts Corp.	4.375%	6/15/45	400	451
Raytheon Co.	7.200%	8/15/27	455	630
Raytheon Co.	4.875%	10/15/40	700	817
Raytheon Co.	4.700%	12/15/41	580	668
Raytheon Co.	4.200%	12/15/44	395	429
Republic Services Inc.	6.200%	3/1/40	900	1,131
Republic Services Inc.	5.700%	5/15/41	670	805
Rockwell Automation Inc.	6.700%	1/15/28	285	385
Rockwell Automation Inc.	6.250%	12/1/37	419	545
Rockwell Collins Inc.	4.800%	12/15/43	350	402
Sonoco Products Co.	5.750%	11/1/40	695	787
Spirit AeroSystems Inc.	3.850%	6/15/26	80	81
Stanley Black & Decker Inc.	5.200%	9/1/40	315	361
Tyco International Finance SA	5.125%	9/14/45	600	655
United Technologies Corp.	6.700%	8/1/28	400	527
United Technologies Corp.	7.500%	9/15/29	705	1,009
United Technologies Corp.	5.400%	5/1/35	1,225	1,476
United Technologies Corp.	6.050%	6/1/36	600	771
United Technologies Corp.	6.125%	7/15/38	940	1,231

United Technologies Corp.	5.700%	4/15/40	1,455	1,830
United Technologies Corp.	4.500%	6/1/42	4,030	4,402
United Technologies Corp.	4.150%	5/15/45	369	382
Valmont Industries Inc.	5.000%	10/1/44	180	160
Valmont Industries Inc.	5.250%	10/1/54	365	317
Waste Management Inc.	7.000%	7/15/28	525	698
Waste Management Inc.	3.900%	3/1/35	750	760
Waste Management Inc.	6.125%	11/30/39	900	1,162
Waste Management Inc.	4.100%	3/1/45	695	715
WW Grainger Inc.	4.600%	6/15/45	1,090	1,229
WW Grainger Inc.	3.750%	5/15/46	425	421

Communication (14.5%)
21st Century Fox America Inc.	6.550%	3/15/33	485	597
21st Century Fox America Inc.	6.200%	12/15/34	515	622
21st Century Fox America Inc.	6.400%	12/15/35	1,765	2,180
21st Century Fox America Inc.	8.150%	10/17/36	350	478
21st Century Fox America Inc.	6.150%	3/1/37	425	512
21st Century Fox America Inc.	6.650%	11/15/37	1,665	2,120
21st Century Fox America Inc.	7.850%	3/1/39	250	352
21st Century Fox America Inc.	6.900%	8/15/39	1,035	1,348
21st Century Fox America Inc.	6.150%	2/15/41	1,945	2,372
21st Century Fox America Inc.	5.400%	10/1/43	1,130	1,270
21st Century Fox America Inc.	4.750%	9/15/44	575	607
21st Century Fox America Inc.	4.950%	10/15/45	200	218
21st Century Fox America Inc.	7.750%	12/1/45	905	1,277
America Movil SAB de CV	6.375%	3/1/35	930	1,115
America Movil SAB de CV	6.125%	11/15/37	800	926
America Movil SAB de CV	6.125%	3/30/40	2,535	2,976
America Movil SAB de CV	4.375%	7/16/42	800	780
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	444
AT&T Corp.	8.250%	11/15/31	880	1,228
AT&T Inc.	6.150%	9/15/34	1,342	1,518
AT&T Inc.	4.500%	5/15/35	3,500	3,500
AT&T Inc.	6.500%	9/1/37	1,187	1,436
AT&T Inc.	6.300%	1/15/38	1,785	2,102
AT&T Inc.	6.400%	5/15/38	660	783
AT&T Inc.	6.550%	2/15/39	1,375	1,654
AT&T Inc.	6.350%	3/15/40	500	586
AT&T Inc.	6.000%	8/15/40	1,720	1,944
AT&T Inc.	5.350%	9/1/40	3,255	3,471
AT&T Inc.	6.375%	3/1/41	1,750	2,059
AT&T Inc.	5.550%	8/15/41	2,456	2,667
AT&T Inc.	5.150%	3/15/42	1,635	1,699
AT&T Inc.	4.300%	12/15/42	2,663	2,502
AT&T Inc.	4.800%	6/15/44	2,165	2,172
AT&T Inc.	4.350%	6/15/45	3,349	3,114
AT&T Inc.	4.750%	5/15/46	4,005	3,973
AT&T Inc.	5.650%	2/15/47	1,375	1,554
AT&T Mobility LLC	7.125%	12/15/31	422	550
Bellsouth Capital Funding Corp.	7.875%	2/15/30	598	748
Bellsouth Capital Funding Corp.	7.120%	7/15/97	200	222
BellSouth LLC	6.875%	10/15/31	223	260
BellSouth LLC	6.550%	6/15/34	520	597
BellSouth LLC	6.000%	11/15/34	525	573
BellSouth Telecommunications LLC	6.375%	6/1/28	772	902
British Telecommunications plc	9.625%	12/15/30	3,177	5,028

CBS Corp.	7.875%	7/30/30	446	622
CBS Corp.	5.500%	5/15/33	715	778
CBS Corp.	5.900%	10/15/40	425	474
CBS Corp.	4.850%	7/1/42	495	496
CBS Corp.	4.900%	8/15/44	750	756
CBS Corp.	4.600%	1/15/45	500	490
2 CCO Safari II LLC	6.384%	10/23/35	2,125	2,422
2 CCO Safari II LLC	6.484%	10/23/45	4,425	5,094
2 CCO Safari II LLC	6.834%	10/23/55	500	562
Comcast Corp.	4.250%	1/15/33	1,683	1,796
Comcast Corp.	7.050%	3/15/33	1,235	1,687
Comcast Corp.	4.200%	8/15/34	1,850	1,960
Comcast Corp.	5.650%	6/15/35	1,335	1,674
Comcast Corp.	4.400%	8/15/35	865	939
Comcast Corp.	6.500%	11/15/35	560	745
Comcast Corp.	6.450%	3/15/37	1,805	2,395
Comcast Corp.	6.950%	8/15/37	2,025	2,835
Comcast Corp.	6.400%	5/15/38	955	1,268
Comcast Corp.	6.550%	7/1/39	250	335
Comcast Corp.	6.400%	3/1/40	1,618	2,183
Comcast Corp.	4.650%	7/15/42	1,690	1,854
Comcast Corp.	4.750%	3/1/44	1,830	2,034
Comcast Corp.	4.600%	8/15/45	2,125	2,333
Crown Castle International Corp.	3.700%	6/15/26	1,800	1,816
Deutsche Telekom International Finance BV	8.750%	6/15/30	4,264	6,294
Deutsche Telekom International Finance BV	9.250%	6/1/32	538	833
Discovery Communications LLC	6.350%	6/1/40	1,210	1,222
Discovery Communications LLC	4.950%	5/15/42	525	450
Discovery Communications LLC	4.875%	4/1/43	625	553
Grupo Televisa SAB	8.500%	3/11/32	390	491
Grupo Televisa SAB	6.625%	1/15/40	500	560
Grupo Televisa SAB	5.000%	5/13/45	1,675	1,541
Grupo Televisa SAB	6.125%	1/31/46	1,375	1,452
GTE Corp.	6.940%	4/15/28	810	1,016
Historic TW Inc.	6.625%	5/15/29	110	138
Koninklijke KPN NV	8.375%	10/1/30	1,015	1,384
Moody's Corp.	5.250%	7/15/44	650	747
NBCUniversal Media LLC	6.400%	4/30/40	1,225	1,630
NBCUniversal Media LLC	5.950%	4/1/41	1,695	2,151
NBCUniversal Media LLC	4.450%	1/15/43	925	982
New Cingular Wireless Services Inc.	8.750%	3/1/31	970	1,420
Orange SA	9.000%	3/1/31	3,345	5,101
Orange SA	5.375%	1/13/42	1,105	1,307
Orange SA	5.500%	2/6/44	935	1,140
Qwest Corp.	6.875%	9/15/33	1,165	1,140
Qwest Corp.	7.125%	11/15/43	500	488
Rogers Communications Inc.	7.500%	8/15/38	325	428
Rogers Communications Inc.	4.500%	3/15/43	775	786
Rogers Communications Inc.	5.450%	10/1/43	725	829
Rogers Communications Inc.	5.000%	3/15/44	1,151	1,287
S&P Global Inc.	6.550%	11/15/37	625	738
TCI Communications Inc.	7.125%	2/15/28	395	534
Telefonica Emisiones SAU	7.045%	6/20/36	2,205	2,759
Telefonica Europe BV	8.250%	9/15/30	1,412	1,980
Thomson Reuters Corp.	5.500%	8/15/35	300	323
Thomson Reuters Corp.	5.850%	4/15/40	505	554
Thomson Reuters Corp.	4.500%	5/23/43	350	332

Thomson Reuters Corp.	5.650%	11/23/43	1,050	1,168
Time Warner Cable Inc.	6.550%	5/1/37	1,820	2,052
Time Warner Cable Inc.	7.300%	7/1/38	1,660	1,994
Time Warner Cable Inc.	6.750%	6/15/39	2,145	2,454
Time Warner Cable Inc.	5.875%	11/15/40	1,308	1,365
Time Warner Cable Inc.	5.500%	9/1/41	1,248	1,257
Time Warner Cable Inc.	4.500%	9/15/42	1,475	1,315
Time Warner Cos. Inc.	6.950%	1/15/28	638	802
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,150	1,496
Time Warner Inc.	7.625%	4/15/31	1,896	2,510
Time Warner Inc.	7.700%	5/1/32	1,905	2,541
Time Warner Inc.	6.500%	11/15/36	1,515	1,844
Time Warner Inc.	6.200%	3/15/40	711	843
Time Warner Inc.	6.100%	7/15/40	1,060	1,256
Time Warner Inc.	6.250%	3/29/41	1,140	1,383
Time Warner Inc.	5.375%	10/15/41	220	242
Time Warner Inc.	4.900%	6/15/42	895	940
Time Warner Inc.	5.350%	12/15/43	1,050	1,149
Time Warner Inc.	4.650%	6/1/44	1,435	1,447
Time Warner Inc.	4.850%	7/15/45	1,400	1,468
Verizon Communications Inc.	7.750%	12/1/30	1,300	1,799
Verizon Communications Inc.	6.400%	9/15/33	907	1,135
Verizon Communications Inc.	5.050%	3/15/34	2,095	2,283
Verizon Communications Inc.	4.400%	11/1/34	3,720	3,776
Verizon Communications Inc.	5.850%	9/15/35	1,175	1,405
Verizon Communications Inc.	4.272%	1/15/36	3,093	3,069
Verizon Communications Inc.	6.250%	4/1/37	945	1,147
Verizon Communications Inc.	6.400%	2/15/38	1,270	1,550
Verizon Communications Inc.	6.900%	4/15/38	590	755
Verizon Communications Inc.	7.350%	4/1/39	750	1,021
Verizon Communications Inc.	6.000%	4/1/41	810	977
Verizon Communications Inc.	4.750%	11/1/41	1,495	1,540
Verizon Communications Inc.	3.850%	11/1/42	2,245	2,050
Verizon Communications Inc.	6.550%	9/15/43	3,700	4,839
Verizon Communications Inc.	4.862%	8/21/46	5,681	6,057
Verizon Communications Inc.	4.522%	9/15/48	4,003	4,038
Verizon Communications Inc.	5.012%	8/21/54	7,199	7,464
Verizon Communications Inc.	4.672%	3/15/55	6,010	5,864
Viacom Inc.	4.850%	12/15/34	650	577
Viacom Inc.	6.875%	4/30/36	1,135	1,205
Viacom Inc.	4.500%	2/27/42	250	201
Viacom Inc.	4.375%	3/15/43	1,450	1,111
Viacom Inc.	4.875%	6/15/43	450	386
Viacom Inc.	5.850%	9/1/43	1,235	1,174
Viacom Inc.	5.250%	4/1/44	600	538
Vodafone Group plc	7.875%	2/15/30	725	938
Vodafone Group plc	6.250%	11/30/32	515	596
Vodafone Group plc	6.150%	2/27/37	1,310	1,496
Vodafone Group plc	4.375%	2/19/43	2,210	2,047
Walt Disney Co.	7.000%	3/1/32	595	838
Walt Disney Co.	4.375%	8/16/41	745	830
Walt Disney Co.	4.125%	12/1/41	685	731
Walt Disney Co.	3.700%	12/1/42	1,015	1,019
Walt Disney Co.	4.125%	6/1/44	625	680
WPP Finance 2010	5.125%	9/7/42	725	749

Consumer Cyclical (7.1%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	700	715
Amazon.com Inc.	4.800%	12/5/34	1,570	1,773
Amazon.com Inc.	4.950%	12/5/44	1,893	2,208
Bed Bath & Beyond Inc.	4.915%	8/1/34	570	529
Bed Bath & Beyond Inc.	5.165%	8/1/44	875	758
BorgWarner Inc.	4.375%	3/15/45	515	498
Cummins Inc.	7.125%	3/1/28	275	371
Cummins Inc.	4.875%	10/1/43	525	583
CVS Health Corp.	2.875%	6/1/26	1,600	1,591
CVS Health Corp.	5.300%	12/5/43	825	968
CVS Health Corp.	5.125%	7/20/45	4,450	5,166
Daimler Finance North America LLC	8.500%	1/18/31	1,505	2,392
Darden Restaurants Inc.	6.800%	10/15/37	100	113
eBay Inc.	4.000%	7/15/42	825	669
Ford Holdings LLC	9.300%	3/1/30	400	554
Ford Motor Co.	6.625%	10/1/28	825	1,015
Ford Motor Co.	6.375%	2/1/29	325	388
Ford Motor Co.	7.450%	7/16/31	1,580	2,068
Ford Motor Co.	4.750%	1/15/43	3,100	3,130
Ford Motor Co.	7.400%	11/1/46	435	587
General Motors Co.	5.000%	4/1/35	770	755
General Motors Co.	6.600%	4/1/36	1,850	2,121
General Motors Co.	6.250%	10/2/43	2,110	2,337
General Motors Co.	5.200%	4/1/45	1,400	1,358
General Motors Co.	6.750%	4/1/46	645	758
Harley-Davidson Inc.	4.625%	7/28/45	335	354
Home Depot Inc.	5.875%	12/16/36	3,155	4,100
Home Depot Inc.	5.400%	9/15/40	655	810
Home Depot Inc.	5.950%	4/1/41	915	1,209
Home Depot Inc.	4.200%	4/1/43	1,100	1,161
Home Depot Inc.	4.875%	2/15/44	1,300	1,514
Home Depot Inc.	4.400%	3/15/45	1,930	2,104
Home Depot Inc.	4.250%	4/1/46	1,460	1,580
Johnson Controls Inc.	6.000%	1/15/36	420	476
Johnson Controls Inc.	5.700%	3/1/41	320	356
Johnson Controls Inc.	5.250%	12/1/41	280	300
Johnson Controls Inc.	4.625%	7/2/44	400	399
Johnson Controls Inc.	4.950%	7/2/64	230	214
Kohl's Corp.	5.550%	7/17/45	500	419
Lowe's Cos. Inc.	6.875%	2/15/28	410	554
Lowe's Cos. Inc.	6.500%	3/15/29	440	585
Lowe's Cos. Inc.	5.500%	10/15/35	420	510
Lowe's Cos. Inc.	5.800%	10/15/36	775	975
Lowe's Cos. Inc.	6.650%	9/15/37	130	178
Lowe's Cos. Inc.	5.800%	4/15/40	385	491
Lowe's Cos. Inc.	5.125%	11/15/41	455	536
Lowe's Cos. Inc.	4.650%	4/15/42	260	289
Lowe's Cos. Inc.	5.000%	9/15/43	980	1,151
Lowe's Cos. Inc.	4.250%	9/15/44	375	398
Lowe's Cos. Inc.	4.375%	9/15/45	1,400	1,501
Lowe's Cos. Inc.	3.700%	4/15/46	1,600	1,559
Macy's Retail Holdings Inc.	7.000%	2/15/28	450	491
Macy's Retail Holdings Inc.	6.900%	4/1/29	365	395
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	237
Macy's Retail Holdings Inc.	6.700%	7/15/34	190	193
Macy's Retail Holdings Inc.	4.500%	12/15/34	750	637

Macy's Retail Holdings Inc.	6.375%	3/15/37	510	496
Macy's Retail Holdings Inc.	5.125%	1/15/42	635	540
Macy's Retail Holdings Inc.	4.300%	2/15/43	225	167
McDonald's Corp.	4.700%	12/9/35	1,000	1,083
McDonald's Corp.	6.300%	10/15/37	910	1,164
McDonald's Corp.	6.300%	3/1/38	1,073	1,344
McDonald's Corp.	5.700%	2/1/39	350	417
McDonald's Corp.	3.700%	2/15/42	535	498
McDonald's Corp.	3.625%	5/1/43	550	506
McDonald's Corp.	4.600%	5/26/45	595	635
McDonald's Corp.	4.875%	12/9/45	2,457	2,727
Metropolitan Museum of Art New York
Revenue	3.400%	7/1/45	300	298
NIKE Inc.	3.625%	5/1/43	725	726
NIKE Inc.	3.875%	11/1/45	800	837
Nordstrom Inc.	6.950%	3/15/28	305	362
Nordstrom Inc.	5.000%	1/15/44	924	848
Priceline Group Inc.	3.600%	6/1/26	1,000	1,001
QVC Inc.	5.450%	8/15/34	250	222
QVC Inc.	5.950%	3/15/43	350	314
Starbucks Corp.	2.450%	6/15/26	500	494
Starbucks Corp.	4.300%	6/15/45	675	761
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	350	346
Target Corp.	6.350%	11/1/32	549	726
Target Corp.	6.500%	10/15/37	827	1,128
Target Corp.	7.000%	1/15/38	550	794
Target Corp.	4.000%	7/1/42	1,357	1,398
Target Corp.	3.625%	4/15/46	1,650	1,603
Tiffany & Co.	4.900%	10/1/44	325	317
VF Corp.	6.450%	11/1/37	705	944
Visa Inc.	4.150%	12/14/35	1,980	2,147
Visa Inc.	4.300%	12/14/45	3,900	4,299
Wal-Mart Stores Inc.	5.875%	4/5/27	1,505	1,936
Wal-Mart Stores Inc.	7.550%	2/15/30	695	1,034
Wal-Mart Stores Inc.	5.250%	9/1/35	2,540	3,199
Wal-Mart Stores Inc.	6.500%	8/15/37	3,825	5,360
Wal-Mart Stores Inc.	6.200%	4/15/38	1,835	2,495
Wal-Mart Stores Inc.	5.625%	4/1/40	1,997	2,546
Wal-Mart Stores Inc.	4.875%	7/8/40	1,225	1,447
Wal-Mart Stores Inc.	5.000%	10/25/40	1,730	2,077
Wal-Mart Stores Inc.	5.625%	4/15/41	2,175	2,806
Wal-Mart Stores Inc.	4.000%	4/11/43	1,575	1,655
Wal-Mart Stores Inc.	4.750%	10/2/43	475	553
Wal-Mart Stores Inc.	4.300%	4/22/44	170	188
Walgreen Co.	4.400%	9/15/42	575	558
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,000	998
Walgreens Boots Alliance Inc.	4.500%	11/18/34	550	557
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,700	1,751
Walgreens Boots Alliance Inc.	4.650%	6/1/46	700	708
Western Union Co.	6.200%	11/17/36	600	615
Western Union Co.	6.200%	6/21/40	270	267

Consumer Noncyclical (16.6%)
Abbott Laboratories	6.150%	11/30/37	1,275	1,610
Abbott Laboratories	6.000%	4/1/39	445	563
Abbott Laboratories	5.300%	5/27/40	190	219
AbbVie Inc.	4.500%	5/14/35	3,125	3,157

AbbVie Inc.	4.300%	5/14/36	650	644
AbbVie Inc.	4.400%	11/6/42	2,915	2,874
AbbVie Inc.	4.700%	5/14/45	3,342	3,400
AbbVie Inc.	4.450%	5/14/46	1,200	1,190
Actavis Funding SCS	4.550%	3/15/35	3,037	3,014
Actavis Funding SCS	4.850%	6/15/44	2,085	2,088
Actavis Funding SCS	4.750%	3/15/45	3,025	3,015
Actavis Inc.	4.625%	10/1/42	1,540	1,504
Ahold Finance USA LLC	6.875%	5/1/29	555	716
3 Allina Health System	4.805%	11/15/45	225	263
Altria Group Inc.	9.950%	11/10/38	893	1,582
Altria Group Inc.	10.200%	2/6/39	741	1,337
Altria Group Inc.	4.250%	8/9/42	1,170	1,213
Altria Group Inc.	4.500%	5/2/43	1,405	1,513
Altria Group Inc.	5.375%	1/31/44	1,425	1,734
AmerisourceBergen Corp.	4.250%	3/1/45	575	578
Amgen Inc.	6.375%	6/1/37	915	1,148
Amgen Inc.	6.900%	6/1/38	350	473
Amgen Inc.	6.400%	2/1/39	1,035	1,306
Amgen Inc.	5.750%	3/15/40	599	709
Amgen Inc.	4.950%	10/1/41	930	990
Amgen Inc.	5.150%	11/15/41	3,252	3,602
Amgen Inc.	5.650%	6/15/42	1,488	1,746
Amgen Inc.	5.375%	5/15/43	1,350	1,526
Amgen Inc.	4.400%	5/1/45	850	846
Anheuser-Busch Cos. LLC	6.800%	8/20/32	365	475
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	24
Anheuser-Busch Cos. LLC	5.750%	4/1/36	325	397
Anheuser-Busch Cos. LLC	6.450%	9/1/37	830	1,063
Anheuser-Busch Cos. LLC	6.500%	5/1/42	275	362
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	6,875	7,432
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,465	1,455
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	1,150	1,255
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	13,444	14,957
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,590	2,462
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	715	1,089
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	860	1,109
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	540	514
Archer-Daniels-Midland Co.	5.935%	10/1/32	405	499
Archer-Daniels-Midland Co.	5.375%	9/15/35	810	948
Archer-Daniels-Midland Co.	4.535%	3/26/42	958	1,061
Archer-Daniels-Midland Co.	4.016%	4/16/43	125	129
Ascension Health	3.945%	11/15/46	625	644
3 Ascension Health	4.847%	11/15/53	475	568
AstraZeneca plc	6.450%	9/15/37	2,837	3,734
AstraZeneca plc	4.000%	9/18/42	1,125	1,107
AstraZeneca plc	4.375%	11/16/45	1,525	1,583
2 Baxalta Inc.	5.250%	6/23/45	1,050	1,072
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	40	42
Becton Dickinson & Co.	6.000%	5/15/39	730	902
Becton Dickinson & Co.	5.000%	11/12/40	590	651
Becton Dickinson & Co.	4.875%	5/15/44	210	232
Becton Dickinson & Co.	4.685%	12/15/44	908	990
Biogen Inc.	5.200%	9/15/45	2,220	2,437
Boston Scientific Corp.	7.000%	11/15/35	550	699
Boston Scientific Corp.	7.375%	1/15/40	340	438

Bristol-Myers Squibb Co.	5.875%	11/15/36	905	1,164
Bristol-Myers Squibb Co.	6.125%	5/1/38	270	356
Bristol-Myers Squibb Co.	3.250%	8/1/42	895	848
Bristol-Myers Squibb Co.	4.500%	3/1/44	280	326
Brown-Forman Corp.	3.750%	1/15/43	275	274
Brown-Forman Corp.	4.500%	7/15/45	525	576
Campbell Soup Co.	3.800%	8/2/42	200	193
Cardinal Health Inc.	4.600%	3/15/43	675	697
Cardinal Health Inc.	4.500%	11/15/44	300	305
Cardinal Health Inc.	4.900%	9/15/45	550	591
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	780	774
Celgene Corp.	5.700%	10/15/40	510	605
Celgene Corp.	5.250%	8/15/43	1,500	1,626
Celgene Corp.	4.625%	5/15/44	175	174
Celgene Corp.	5.000%	8/15/45	2,212	2,357
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	425	446
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	450	491
Coca-Cola Co.	2.550%	6/1/26	475	476
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	700	793
Colgate-Palmolive Co.	4.000%	8/15/45	950	1,047
ConAgra Foods Inc.	7.125%	10/1/26	456	572
ConAgra Foods Inc.	7.000%	10/1/28	475	579
ConAgra Foods Inc.	8.250%	9/15/30	345	464
Delhaize America LLC	9.000%	4/15/31	320	428
Delhaize Group SA	5.700%	10/1/40	832	930
Diageo Capital plc	5.875%	9/30/36	225	288
Diageo Capital plc	3.875%	4/29/43	525	521
Diageo Investment Corp.	7.450%	4/15/35	585	845
Diageo Investment Corp.	4.250%	5/11/42	754	796
Dignity Health California GO	4.500%	11/1/42	375	384
Dignity Health California GO	5.267%	11/1/64	400	458
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	415	589
Dr Pepper Snapple Group Inc.	4.500%	11/15/45	270	287
Eli Lilly & Co.	5.500%	3/15/27	283	365
Eli Lilly & Co.	5.550%	3/15/37	505	638
Eli Lilly & Co.	3.700%	3/1/45	1,514	1,501
Estee Lauder Cos. Inc.	6.000%	5/15/37	305	388
Estee Lauder Cos. Inc.	3.700%	8/15/42	400	397
Estee Lauder Cos. Inc.	4.375%	6/15/45	500	548
Express Scripts Holding Co.	6.125%	11/15/41	1,445	1,650
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	735	726
Genentech Inc.	5.250%	7/15/35	500	625
General Mills Inc.	5.400%	6/15/40	698	838
General Mills Inc.	4.150%	2/15/43	425	447
Gilead Sciences Inc.	4.600%	9/1/35	775	823
Gilead Sciences Inc.	5.650%	12/1/41	1,175	1,413
Gilead Sciences Inc.	4.800%	4/1/44	2,575	2,756
Gilead Sciences Inc.	4.500%	2/1/45	2,359	2,416
Gilead Sciences Inc.	4.750%	3/1/46	2,825	3,017
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	805	982
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,060	4,189
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	107
Hasbro Inc.	6.350%	3/15/40	535	635
Hasbro Inc.	5.100%	5/15/44	405	418
Hershey Co.	7.200%	8/15/27	42	57
Ingredion Inc.	6.625%	4/15/37	275	338
JM Smucker Co.	4.250%	3/15/35	371	391

JM Smucker Co.	4.375%	3/15/45	975	1,022
Johnson & Johnson	6.950%	9/1/29	410	601
Johnson & Johnson	4.950%	5/15/33	700	861
Johnson & Johnson	4.375%	12/5/33	1,150	1,318
Johnson & Johnson	3.550%	3/1/36	1,140	1,188
Johnson & Johnson	5.950%	8/15/37	1,265	1,776
Johnson & Johnson	5.850%	7/15/38	765	1,061
Johnson & Johnson	4.500%	9/1/40	584	687
Johnson & Johnson	4.850%	5/15/41	570	701
Johnson & Johnson	4.500%	12/5/43	407	483
Johnson & Johnson	3.700%	3/1/46	2,175	2,301
Kaiser Foundation Hospitals	4.875%	4/1/42	870	1,013
Kellogg Co.	7.450%	4/1/31	275	374
Kellogg Co.	4.500%	4/1/46	1,200	1,234
Kimberly-Clark Corp.	6.625%	8/1/37	860	1,227
Kimberly-Clark Corp.	5.300%	3/1/41	235	301
Kimberly-Clark Corp.	3.700%	6/1/43	725	761
Koninklijke Philips NV	6.875%	3/11/38	690	878
Koninklijke Philips NV	5.000%	3/15/42	1,170	1,210
Kraft Foods Group Inc.	6.875%	1/26/39	895	1,181
Kraft Foods Group Inc.	6.500%	2/9/40	635	809
Kraft Foods Group Inc.	5.000%	6/4/42	1,616	1,760
2 Kraft Heinz Foods Co.	3.000%	6/1/26	350	346
2 Kraft Heinz Foods Co.	5.000%	7/15/35	1,785	1,959
2 Kraft Heinz Foods Co.	5.200%	7/15/45	2,320	2,623
2 Kraft Heinz Foods Co.	4.375%	6/1/46	2,100	2,126
Kroger Co.	7.700%	6/1/29	530	706
Kroger Co.	8.000%	9/15/29	200	271
Kroger Co.	7.500%	4/1/31	230	314
Kroger Co.	6.900%	4/15/38	900	1,192
Kroger Co.	5.400%	7/15/40	550	628
Kroger Co.	5.000%	4/15/42	400	444
Kroger Co.	5.150%	8/1/43	310	355
Laboratory Corp. of America Holdings	4.700%	2/1/45	1,100	1,126
Mattel Inc.	5.450%	11/1/41	595	612
3 Mayo Clinic	3.774%	11/15/43	450	447
3 Mayo Clinic	4.000%	11/15/47	225	231
3 Mayo Clinic	4.128%	11/15/52	225	239
McKesson Corp.	6.000%	3/1/41	730	896
McKesson Corp.	4.883%	3/15/44	900	989
Mead Johnson Nutrition Co.	5.900%	11/1/39	945	1,102
Mead Johnson Nutrition Co.	4.600%	6/1/44	500	511
Medtronic Inc.	4.375%	3/15/35	3,340	3,629
Medtronic Inc.	6.500%	3/15/39	155	207
Medtronic Inc.	5.550%	3/15/40	480	586
Medtronic Inc.	4.500%	3/15/42	1,157	1,275
Medtronic Inc.	4.625%	3/15/44	806	889
Medtronic Inc.	4.625%	3/15/45	5,355	5,943
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	325	345
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	400	483
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	600	636
Merck & Co. Inc.	6.500%	12/1/33	1,135	1,545
Merck & Co. Inc.	6.550%	9/15/37	980	1,358
Merck & Co. Inc.	3.600%	9/15/42	590	584
Merck & Co. Inc.	4.150%	5/18/43	1,970	2,099

Merck & Co. Inc.	3.700%	2/10/45	2,430	2,413
Merck Sharp & Dohme Corp.	5.950%	12/1/28	355	455
Molson Coors Brewing Co.	5.000%	5/1/42	1,175	1,270
Mondelez International Inc.	6.500%	11/1/31	565	724
Mondelez International Inc.	6.500%	2/9/40	684	901
Mylan Inc.	5.400%	11/29/43	510	521
New York & Presbyterian Hospital	4.024%	8/1/45	1,000	1,050
Newell Brands Inc.	5.375%	4/1/36	475	527
Newell Brands Inc.	5.500%	4/1/46	2,450	2,806
Novant Health Inc.	4.371%	11/1/43	300	332
Novartis Capital Corp.	3.700%	9/21/42	800	829
Novartis Capital Corp.	4.400%	5/6/44	1,640	1,884
Novartis Capital Corp.	4.000%	11/20/45	1,750	1,881
NYU Hospitals Center	4.784%	7/1/44	425	469
Ochsner Clinic Foundation	5.897%	5/15/45	275	340
Partners Healthcare System Inc.	4.117%	7/1/55	275	289
PepsiCo Inc.	5.500%	1/15/40	584	724
PepsiCo Inc.	4.875%	11/1/40	1,165	1,335
PepsiCo Inc.	4.000%	3/5/42	1,450	1,466
PepsiCo Inc.	4.250%	10/22/44	878	923
PepsiCo Inc.	4.600%	7/17/45	655	733
PepsiCo Inc.	4.450%	4/14/46	2,040	2,237
Perrigo Co. plc	5.300%	11/15/43	375	364
Perrigo Finance Unlimited Co.	4.900%	12/15/44	700	649
Pfizer Inc.	7.200%	3/15/39	2,255	3,309
Pfizer Inc.	4.300%	6/15/43	880	949
Pfizer Inc.	4.400%	5/15/44	810	899
Pharmacia Corp.	6.600%	12/1/28	1,305	1,732
Philip Morris International Inc.	6.375%	5/16/38	1,415	1,864
Philip Morris International Inc.	4.375%	11/15/41	1,080	1,136
Philip Morris International Inc.	4.500%	3/20/42	810	870
Philip Morris International Inc.	3.875%	8/21/42	985	961
Philip Morris International Inc.	4.125%	3/4/43	915	931
Philip Morris International Inc.	4.875%	11/15/43	1,735	1,972
Philip Morris International Inc.	4.250%	11/10/44	850	888
Procter & Gamble Co.	5.500%	2/1/34	575	747
Procter & Gamble Co.	5.800%	8/15/34	635	857
Procter & Gamble Co.	5.550%	3/5/37	1,538	2,049
Quest Diagnostics Inc.	3.450%	6/1/26	500	501
Quest Diagnostics Inc.	5.750%	1/30/40	13	14
Quest Diagnostics Inc.	4.700%	3/30/45	325	326
Reynolds American Inc.	5.700%	8/15/35	1,015	1,193
Reynolds American Inc.	7.250%	6/15/37	525	694
Reynolds American Inc.	6.150%	9/15/43	475	586
Reynolds American Inc.	5.850%	8/15/45	2,489	3,029
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	175	205
St. Jude Medical Inc.	4.750%	4/15/43	750	780
Stryker Corp.	4.100%	4/1/43	345	343
Stryker Corp.	4.375%	5/15/44	650	664
Stryker Corp.	4.625%	3/15/46	1,600	1,723
Sysco Corp.	3.300%	7/15/26	500	507
Sysco Corp.	5.375%	9/21/35	780	888
Sysco Corp.	4.850%	10/1/45	350	376
Sysco Corp.	4.500%	4/1/46	1,175	1,210
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	584	681
3 Texas Health Resources	4.330%	11/15/55	300	329
The Pepsi Bottling Group Inc.	7.000%	3/1/29	1,435	2,003

Thermo Fisher Scientific Inc.	5.300%	2/1/44	425	477
Trinity Health Corp.	4.125%	12/1/45	500	527
Tyson Foods Inc.	4.875%	8/15/34	850	928
Tyson Foods Inc.	5.150%	8/15/44	725	822
Unilever Capital Corp.	5.900%	11/15/32	1,620	2,181
Whirlpool Corp.	5.150%	3/1/43	334	360
Whirlpool Corp.	4.500%	6/1/46	575	581
Wyeth LLC	6.500%	2/1/34	1,430	1,893
Wyeth LLC	6.000%	2/15/36	430	552
Wyeth LLC	5.950%	4/1/37	2,684	3,473
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	545	547
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	740	858
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,505	1,505
Zoetis Inc.	4.700%	2/1/43	1,135	1,113

Energy (10.1%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	575	549
Anadarko Finance Co.	7.500%	5/1/31	1,177	1,332
Anadarko Petroleum Corp.	6.450%	9/15/36	1,845	1,976
Anadarko Petroleum Corp.	7.950%	6/15/39	155	183
Anadarko Petroleum Corp.	6.200%	3/15/40	690	717
Anadarko Petroleum Corp.	4.500%	7/15/44	1,000	858
Anadarko Petroleum Corp.	6.600%	3/15/46	1,250	1,386
Apache Corp.	6.000%	1/15/37	1,186	1,282
Apache Corp.	5.100%	9/1/40	2,085	2,072
Apache Corp.	5.250%	2/1/42	1,005	1,008
Apache Corp.	4.750%	4/15/43	1,045	1,000
Apache Finance Canada Corp.	7.750%	12/15/29	750	924
Baker Hughes Inc.	6.875%	1/15/29	500	636
Baker Hughes Inc.	5.125%	9/15/40	1,655	1,770
Boardwalk Pipelines LP	5.950%	6/1/26	200	201
Buckeye Partners LP	5.850%	11/15/43	400	361
Buckeye Partners LP	5.600%	10/15/44	300	266
Burlington Resources Finance Co.	7.200%	8/15/31	644	778
Burlington Resources Finance Co.	7.400%	12/1/31	1,082	1,319
Canadian Natural Resources Ltd.	7.200%	1/15/32	628	630
Canadian Natural Resources Ltd.	6.450%	6/30/33	500	489
Canadian Natural Resources Ltd.	5.850%	2/1/35	400	367
Canadian Natural Resources Ltd.	6.500%	2/15/37	605	594
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,177	1,144
Canadian Natural Resources Ltd.	6.750%	2/1/39	159	160
Columbia Pipeline Group Inc.	5.800%	6/1/45	550	595
Conoco Funding Co.	7.250%	10/15/31	515	619
ConocoPhillips	5.900%	10/15/32	665	744
ConocoPhillips	5.900%	5/15/38	1,185	1,361
ConocoPhillips	6.500%	2/1/39	3,180	3,913
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	775	887
ConocoPhillips Co.	4.150%	11/15/34	575	552
ConocoPhillips Co.	4.300%	11/15/44	403	388
ConocoPhillips Co.	5.950%	3/15/46	750	890
ConocoPhillips Holding Co.	6.950%	4/15/29	935	1,122
Devon Energy Corp.	7.950%	4/15/32	1,245	1,339
Devon Energy Corp.	5.600%	7/15/41	1,160	1,015
Devon Energy Corp.	4.750%	5/15/42	915	749
Devon Energy Corp.	5.000%	6/15/45	750	634
Devon Financing Co. LLC	7.875%	9/30/31	1,695	1,809
Dominion Gas Holdings LLC	4.800%	11/1/43	625	658

Dominion Gas Holdings LLC	4.600%	12/15/44	540	555
El Paso Natural Gas Co. LLC	8.375%	6/15/32	297	327
Enable Midstream Partners LP	5.000%	5/15/44	525	392
Enbridge Energy Partners LP	7.500%	4/15/38	1,030	1,165
Enbridge Energy Partners LP	5.500%	9/15/40	975	908
Enbridge Inc.	4.500%	6/10/44	600	501
Encana Corp.	6.500%	8/15/34	325	289
Encana Corp.	6.625%	8/15/37	1,850	1,628
Encana Corp.	6.500%	2/1/38	524	462
Encana Corp.	5.150%	11/15/41	50	37
Energy Transfer Partners LP	8.250%	11/15/29	264	307
Energy Transfer Partners LP	4.900%	3/15/35	565	465
Energy Transfer Partners LP	6.625%	10/15/36	645	616
Energy Transfer Partners LP	7.500%	7/1/38	862	889
Energy Transfer Partners LP	6.050%	6/1/41	581	525
Energy Transfer Partners LP	6.500%	2/1/42	980	946
Energy Transfer Partners LP	5.150%	2/1/43	525	430
Energy Transfer Partners LP	5.950%	10/1/43	674	607
Energy Transfer Partners LP	5.150%	3/15/45	1,100	933
Energy Transfer Partners LP	6.125%	12/15/45	1,223	1,156
Eni USA Inc.	7.300%	11/15/27	395	470
EnLink Midstream Partners LP	5.600%	4/1/44	333	255
EnLink Midstream Partners LP	5.050%	4/1/45	500	368
Enterprise Products Operating LLC	6.875%	3/1/33	540	623
Enterprise Products Operating LLC	6.650%	10/15/34	360	413
Enterprise Products Operating LLC	5.750%	3/1/35	300	316
Enterprise Products Operating LLC	7.550%	4/15/38	390	475
Enterprise Products Operating LLC	6.125%	10/15/39	905	986
Enterprise Products Operating LLC	6.450%	9/1/40	710	805
Enterprise Products Operating LLC	5.950%	2/1/41	875	963
Enterprise Products Operating LLC	5.700%	2/15/42	670	726
Enterprise Products Operating LLC	4.850%	8/15/42	715	700
Enterprise Products Operating LLC	4.450%	2/15/43	1,275	1,185
Enterprise Products Operating LLC	4.850%	3/15/44	1,475	1,456
Enterprise Products Operating LLC	5.100%	2/15/45	1,614	1,644
Enterprise Products Operating LLC	4.900%	5/15/46	1,400	1,399
Enterprise Products Operating LLC	4.950%	10/15/54	650	601
EOG Resources Inc.	3.900%	4/1/35	560	532
EOG Resources Inc.	5.100%	1/15/36	275	297
Exxon Mobil Corp.	3.567%	3/6/45	750	726
Exxon Mobil Corp.	4.114%	3/1/46	3,475	3,671
Halliburton Co.	4.850%	11/15/35	1,465	1,503
Halliburton Co.	6.700%	9/15/38	916	1,106
Halliburton Co.	7.450%	9/15/39	870	1,147
Halliburton Co.	4.500%	11/15/41	650	613
Halliburton Co.	4.750%	8/1/43	870	864
Halliburton Co.	5.000%	11/15/45	2,295	2,346
Hess Corp.	7.875%	10/1/29	845	956
Hess Corp.	7.300%	8/15/31	270	294
Hess Corp.	7.125%	3/15/33	900	954
Hess Corp.	6.000%	1/15/40	1,050	1,039
Hess Corp.	5.600%	2/15/41	1,400	1,346
Husky Energy Inc.	6.800%	9/15/37	400	434
Kerr-McGee Corp.	7.875%	9/15/31	965	1,086
Kinder Morgan Energy Partners LP	7.400%	3/15/31	238	249
Kinder Morgan Energy Partners LP	7.750%	3/15/32	442	479
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	601

Kinder Morgan Energy Partners LP	5.800%	3/15/35	375	351
Kinder Morgan Energy Partners LP	6.500%	2/1/37	585	575
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,295	1,347
Kinder Morgan Energy Partners LP	6.500%	9/1/39	655	642
Kinder Morgan Energy Partners LP	6.550%	9/15/40	625	610
Kinder Morgan Energy Partners LP	7.500%	11/15/40	400	430
Kinder Morgan Energy Partners LP	6.375%	3/1/41	725	710
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	487
Kinder Morgan Energy Partners LP	5.000%	8/15/42	612	523
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,379	1,132
Kinder Morgan Energy Partners LP	5.000%	3/1/43	600	516
Kinder Morgan Energy Partners LP	5.500%	3/1/44	650	590
Kinder Morgan Energy Partners LP	5.400%	9/1/44	550	494
Kinder Morgan Inc.	7.750%	1/15/32	1,050	1,134
Kinder Morgan Inc.	5.300%	12/1/34	1,490	1,353
Kinder Morgan Inc.	5.550%	6/1/45	2,175	2,011
Magellan Midstream Partners LP	6.400%	5/1/37	265	299
Magellan Midstream Partners LP	4.200%	12/1/42	250	224
Magellan Midstream Partners LP	5.150%	10/15/43	350	358
Magellan Midstream Partners LP	4.200%	3/15/45	675	602
Marathon Oil Corp.	6.800%	3/15/32	561	540
Marathon Oil Corp.	6.600%	10/1/37	555	527
Marathon Oil Corp.	5.200%	6/1/45	1,050	874
Marathon Petroleum Corp.	6.500%	3/1/41	1,395	1,394
Marathon Petroleum Corp.	4.750%	9/15/44	975	782
Marathon Petroleum Corp.	5.850%	12/15/45	275	257
Marathon Petroleum Corp.	5.000%	9/15/54	475	376
National Oilwell Varco Inc.	3.950%	12/1/42	1,110	828
Noble Energy Inc.	8.000%	4/1/27	245	277
Noble Energy Inc.	6.000%	3/1/41	640	653
Noble Energy Inc.	5.250%	11/15/43	1,000	949
Noble Energy Inc.	5.050%	11/15/44	1,455	1,382
Occidental Petroleum Corp.	4.625%	6/15/45	800	857
Occidental Petroleum Corp.	4.400%	4/15/46	1,280	1,331
ONEOK Partners LP	6.650%	10/1/36	589	575
ONEOK Partners LP	6.850%	10/15/37	560	560
ONEOK Partners LP	6.125%	2/1/41	371	359
ONEOK Partners LP	6.200%	9/15/43	813	779
Petro-Canada	7.875%	6/15/26	270	340
Petro-Canada	7.000%	11/15/28	145	175
Petro-Canada	5.350%	7/15/33	195	199
Petro-Canada	5.950%	5/15/35	720	781
Petro-Canada	6.800%	5/15/38	1,010	1,199
Phillips 66	4.650%	11/15/34	1,675	1,694
Phillips 66	5.875%	5/1/42	1,651	1,855
Phillips 66	4.875%	11/15/44	1,994	2,066
Phillips 66 Partners LP	4.680%	2/15/45	275	239
Pioneer Natural Resources Co.	7.200%	1/15/28	275	306
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	415	395
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	485	459
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	745	612
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	425	314

Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	1,155	902
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	225	183
Shell International Finance BV	4.125%	5/11/35	750	764
Shell International Finance BV	6.375%	12/15/38	2,750	3,512
Shell International Finance BV	5.500%	3/25/40	1,245	1,458
Shell International Finance BV	3.625%	8/21/42	935	861
Shell International Finance BV	4.550%	8/12/43	2,025	2,116
Shell International Finance BV	4.375%	5/11/45	3,412	3,511
Shell International Finance BV	4.000%	5/10/46	2,800	2,719
Southern Natural Gas Co. LLC	8.000%	3/1/32	320	346
Spectra Energy Capital LLC	7.500%	9/15/38	240	263
Spectra Energy Partners LP	5.950%	9/25/43	350	392
Spectra Energy Partners LP	4.500%	3/15/45	275	260
Suncor Energy Inc.	7.150%	2/1/32	715	845
Suncor Energy Inc.	5.950%	12/1/34	825	899
Suncor Energy Inc.	6.500%	6/15/38	1,190	1,411
Suncor Energy Inc.	6.850%	6/1/39	800	971
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	425	412
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	650	552
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	600	533
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	1,350	1,214
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	560	590
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	965	1,044
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	485	514
Texas Eastern Transmission LP	7.000%	7/15/32	990	1,187
Tosco Corp.	7.800%	1/1/27	585	730
Tosco Corp.	8.125%	2/15/30	520	659
TransCanada PipeLines Ltd.	4.625%	3/1/34	750	771
TransCanada PipeLines Ltd.	5.600%	3/31/34	460	505
TransCanada PipeLines Ltd.	5.850%	3/15/36	560	616
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,290	1,464
TransCanada PipeLines Ltd.	7.250%	8/15/38	830	1,047
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,367	1,822
TransCanada PipeLines Ltd.	6.100%	6/1/40	995	1,148
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	882
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	300	284
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	335	286
Valero Energy Corp.	7.500%	4/15/32	1,509	1,696
Valero Energy Corp.	6.625%	6/15/37	715	743
Valero Energy Corp.	10.500%	3/15/39	365	522
Valero Energy Corp.	4.900%	3/15/45	995	865
Western Gas Partners LP	5.450%	4/1/44	425	369
Williams Partners LP	6.300%	4/15/40	1,135	1,043
Williams Partners LP	5.800%	11/15/43	600	500
Williams Partners LP	5.400%	3/4/44	450	367
Williams Partners LP	4.900%	1/15/45	525	406
Williams Partners LP	5.100%	9/15/45	1,640	1,324
XTO Energy Inc.	6.750%	8/1/37	105	151

Other Industrial (0.5%)
California Institute of Technology GO	4.321%	8/1/45	275	312
California Institute of Technology GO	4.700%	11/1/11	568	597
Cintas Corp. No 2	6.150%	8/15/36	25	31
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	425	447
3 Massachusetts Institute of Technology GO	3.959%	7/1/38	650	711

Massachusetts Institute of Technology GO	5.600%	7/1/11	720	957
Massachusetts Institute of Technology GO	4.678%	7/1/14	650	729
3 Northwestern University Illinois GO	3.688%	12/1/38	600	631
3 Northwestern University Illinois GO	4.643%	12/1/44	725	875
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	400	414
Trustees of Dartmouth College	3.474%	6/1/46	300	301
3 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	475	472
University of Pennsylvania GO	4.674%	9/1/12	375	401
Wesleyan University	4.781%	7/1/16	250	253
3 William Marsh Rice University	3.574%	5/15/45	850	887

Technology (5.4%)
Analog Devices Inc.	5.300%	12/15/45	400	463
Apple Inc.	4.500%	2/23/36	2,000	2,167
Apple Inc.	3.850%	5/4/43	3,500	3,425
Apple Inc.	4.450%	5/6/44	700	738
Apple Inc.	3.450%	2/9/45	1,480	1,342
Apple Inc.	4.375%	5/13/45	2,250	2,362
Apple Inc.	4.650%	2/23/46	5,800	6,334
Applied Materials Inc.	5.100%	10/1/35	650	717
Applied Materials Inc.	5.850%	6/15/41	715	849
Cisco Systems Inc.	5.900%	2/15/39	1,795	2,365
Cisco Systems Inc.	5.500%	1/15/40	2,225	2,827
Corning Inc.	7.250%	8/15/36	260	311
Corning Inc.	4.700%	3/15/37	250	254
Corning Inc.	5.750%	8/15/40	420	476
Corning Inc.	4.750%	3/15/42	255	257
2 Diamond 1 Finance Corp / Diamond 2
Finance Corp	6.020%	6/15/26	4,600	4,644
Equifax Inc.	3.250%	6/1/26	350	350
Equifax Inc.	7.000%	7/1/37	200	248
2 Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,325	1,293
2 Hewlett Packard Enterprise Co.	6.350%	10/15/45	2,175	2,077
HP Enterprise Services LLC	7.450%	10/15/29	260	307
HP Inc.	6.000%	9/15/41	1,360	1,214
Intel Corp.	4.000%	12/15/32	648	680
Intel Corp.	4.800%	10/1/41	1,580	1,738
Intel Corp.	4.250%	12/15/42	1,175	1,189
Intel Corp.	4.900%	7/29/45	2,625	2,953
Intel Corp.	4.100%	5/19/46	850	850
International Business Machines Corp.	6.220%	8/1/27	160	209
International Business Machines Corp.	6.500%	1/15/28	350	464
International Business Machines Corp.	5.875%	11/29/32	1,130	1,446
International Business Machines Corp.	5.600%	11/30/39	840	1,032
International Business Machines Corp.	4.000%	6/20/42	2,434	2,498
Juniper Networks Inc.	5.950%	3/15/41	270	263
KLA-Tencor Corp.	5.650%	11/1/34	255	270
Lam Research Corp.	3.900%	6/15/26	1,050	1,070
Microsoft Corp.	3.500%	2/12/35	2,700	2,707
Microsoft Corp.	4.200%	11/3/35	400	443
Microsoft Corp.	5.200%	6/1/39	955	1,162
Microsoft Corp.	4.500%	10/1/40	1,300	1,450
Microsoft Corp.	5.300%	2/8/41	900	1,107
Microsoft Corp.	3.500%	11/15/42	1,705	1,631
Microsoft Corp.	3.750%	5/1/43	1,225	1,221
Microsoft Corp.	4.875%	12/15/43	850	1,005

Microsoft Corp.	3.750%	2/12/45	1,975	1,961
Microsoft Corp.	4.450%	11/3/45	2,130	2,374
Microsoft Corp.	4.000%	2/12/55	1,825	1,783
Microsoft Corp.	4.750%	11/3/55	1,475	1,665
Motorola Solutions Inc.	5.500%	9/1/44	590	507
Oracle Corp.	3.250%	5/15/30	200	206
Oracle Corp.	4.300%	7/8/34	1,275	1,366
Oracle Corp.	3.900%	5/15/35	2,225	2,258
Oracle Corp.	6.500%	4/15/38	1,795	2,426
Oracle Corp.	6.125%	7/8/39	1,640	2,144
Oracle Corp.	5.375%	7/15/40	3,301	3,970
Oracle Corp.	4.500%	7/8/44	1,145	1,231
Oracle Corp.	4.125%	5/15/45	1,133	1,159
Oracle Corp.	4.375%	5/15/55	1,600	1,595
QUALCOMM Inc.	4.650%	5/20/35	1,075	1,130
QUALCOMM Inc.	4.800%	5/20/45	1,475	1,491
2 Seagate HDD Cayman	4.875%	6/1/27	725	515
Seagate HDD Cayman	5.750%	12/1/34	525	373
Tyco Electronics Group SA	7.125%	10/1/37	870	1,150
Verisk Analytics Inc.	5.500%	6/15/45	1,075	1,054
Xerox Corp.	6.750%	12/15/39	210	198

Transportation (3.7%)
3 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	731	751
3 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	988	995
3 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	625	650
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	300	316
3 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	675	699
3 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	300	304
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	6/15/28	650	657
Burlington Northern Santa Fe LLC	7.950%	8/15/30	295	432
Burlington Northern Santa Fe LLC	6.200%	8/15/36	585	767
Burlington Northern Santa Fe LLC	5.750%	5/1/40	824	1,033
Burlington Northern Santa Fe LLC	5.050%	3/1/41	505	583
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,125	1,355
Burlington Northern Santa Fe LLC	4.950%	9/15/41	300	341
Burlington Northern Santa Fe LLC	4.400%	3/15/42	975	1,035
Burlington Northern Santa Fe LLC	4.375%	9/1/42	940	998
Burlington Northern Santa Fe LLC	4.450%	3/15/43	865	937
Burlington Northern Santa Fe LLC	5.150%	9/1/43	725	852
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,465	1,683
Burlington Northern Santa Fe LLC	4.550%	9/1/44	815	887
Burlington Northern Santa Fe LLC	4.150%	4/1/45	575	598
Burlington Northern Santa Fe LLC	4.700%	9/1/45	750	845
Burlington Northern Santa Fe LLC	3.900%	8/1/46	500	500
Canadian National Railway Co.	6.900%	7/15/28	455	636
Canadian National Railway Co.	6.250%	8/1/34	625	821
Canadian National Railway Co.	6.200%	6/1/36	460	618
Canadian National Railway Co.	6.375%	11/15/37	240	325
Canadian National Railway Co.	3.500%	11/15/42	585	565

	Canadian National Railway Co.	4.500%	11/7/43	200	225
	Canadian Pacific Railway Co.	7.125%	10/15/31	560	730
	Canadian Pacific Railway Co.	5.750%	3/15/33	170	194
	Canadian Pacific Railway Co.	4.800%	9/15/35	50	55
	Canadian Pacific Railway Co.	5.950%	5/15/37	720	868
	Canadian Pacific Railway Co.	4.800%	8/1/45	280	310
	Canadian Pacific Railway Co.	6.125%	9/15/15	780	936
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	300	352
	CSX Corp.	6.000%	10/1/36	666	832
	CSX Corp.	6.150%	5/1/37	460	586
	CSX Corp.	6.220%	4/30/40	785	1,020
	CSX Corp.	5.500%	4/15/41	596	711
	CSX Corp.	4.750%	5/30/42	865	952
	CSX Corp.	4.400%	3/1/43	350	371
	CSX Corp.	4.100%	3/15/44	1,225	1,240
	CSX Corp.	3.950%	5/1/50	650	625
	CSX Corp.	4.500%	8/1/54	485	496
3	Delta Air Lines 2015-1 Class AA Pass
	Through Trust	3.625%	7/30/27	368	387
	FedEx Corp.	4.900%	1/15/34	630	697
	FedEx Corp.	3.900%	2/1/35	770	756
	FedEx Corp.	3.875%	8/1/42	581	541
	FedEx Corp.	4.100%	4/15/43	535	516
	FedEx Corp.	5.100%	1/15/44	760	844
	FedEx Corp.	4.100%	2/1/45	530	511
	FedEx Corp.	4.750%	11/15/45	1,555	1,640
	FedEx Corp.	4.550%	4/1/46	1,375	1,414
	FedEx Corp.	4.500%	2/1/65	265	262
2	Kansas City Southern	4.300%	5/15/43	1,025	1,000
2	Kansas City Southern	4.950%	8/15/45	670	716
[2,3] Latam Airlines 2015-1 Pass Through Trust A		4.200%	11/15/27	909	809
	Norfolk Southern Corp.	7.800%	5/15/27	450	623
	Norfolk Southern Corp.	7.250%	2/15/31	530	736
	Norfolk Southern Corp.	7.050%	5/1/37	255	346
	Norfolk Southern Corp.	4.837%	10/1/41	606	679
	Norfolk Southern Corp.	3.950%	10/1/42	585	576
	Norfolk Southern Corp.	4.800%	8/15/43	561	625
	Norfolk Southern Corp.	4.450%	6/15/45	529	565
	Norfolk Southern Corp.	4.650%	1/15/46	620	685
	Norfolk Southern Corp.	7.900%	5/15/97	200	288
	Norfolk Southern Corp.	6.000%	3/15/05	713	822
	Norfolk Southern Corp.	6.000%	5/23/11	520	601
3	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	485	487
	Union Pacific Corp.	6.625%	2/1/29	330	452
	Union Pacific Corp.	3.375%	2/1/35	355	346
	Union Pacific Corp.	4.750%	9/15/41	555	623
	Union Pacific Corp.	4.300%	6/15/42	175	185
	Union Pacific Corp.	4.250%	4/15/43	350	369
	Union Pacific Corp.	4.750%	12/15/43	855	965
	Union Pacific Corp.	4.821%	2/1/44	1,402	1,610
	Union Pacific Corp.	4.850%	6/15/44	260	298
	Union Pacific Corp.	4.150%	1/15/45	325	340
	Union Pacific Corp.	4.050%	11/15/45	550	567
	Union Pacific Corp.	4.050%	3/1/46	900	931
	Union Pacific Corp.	3.875%	2/1/55	490	478
	Union Pacific Corp.	4.375%	11/15/65	680	692

3 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	840	867
3 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	450	460
United Parcel Service Inc.	6.200%	1/15/38	1,570	2,163
United Parcel Service Inc.	4.875%	11/15/40	1,075	1,295
United Parcel Service Inc.	3.625%	10/1/42	615	626
United Parcel Service of America Inc.	8.375%	4/1/30	325	458
				1,133,089
Utilities (13.0%)
Electric (12.0%)
AEP Texas Central Co.	6.650%	2/15/33	450	573
Alabama Power Co.	6.125%	5/15/38	490	636
Alabama Power Co.	6.000%	3/1/39	905	1,163
Alabama Power Co.	5.500%	3/15/41	320	396
Alabama Power Co.	5.200%	6/1/41	485	585
Alabama Power Co.	4.100%	1/15/42	260	271
Alabama Power Co.	3.850%	12/1/42	425	431
Alabama Power Co.	4.150%	8/15/44	400	424
Alabama Power Co.	3.750%	3/1/45	450	446
Alabama Power Co.	4.300%	1/2/46	350	382
Ameren Illinois Co.	4.800%	12/15/43	500	587
Ameren Illinois Co.	4.300%	7/1/44	220	244
Ameren Illinois Co.	4.150%	3/15/46	125	134
Appalachian Power Co	4.400%	5/15/44	285	295
Appalachian Power Co.	5.800%	10/1/35	320	377
Appalachian Power Co.	6.375%	4/1/36	355	440
Appalachian Power Co.	6.700%	8/15/37	260	328
Appalachian Power Co.	7.000%	4/1/38	440	584
Appalachian Power Co.	4.450%	6/1/45	375	397
Arizona Public Service Co.	5.500%	9/1/35	382	461
Arizona Public Service Co.	5.050%	9/1/41	330	393
Arizona Public Service Co.	4.500%	4/1/42	498	554
Arizona Public Service Co.	4.700%	1/15/44	395	453
Arizona Public Service Co.	4.350%	11/15/45	150	163
Arizona Public Service Co.	3.750%	5/15/46	300	298
Baltimore Gas & Electric Co.	6.350%	10/1/36	448	596
Berkshire Hathaway Energy Co.	8.480%	9/15/28	328	493
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,830	2,357
Berkshire Hathaway Energy Co.	5.950%	5/15/37	546	693
Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,085	1,468
Berkshire Hathaway Energy Co.	5.150%	11/15/43	945	1,114
Berkshire Hathaway Energy Co.	4.500%	2/1/45	850	928
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	450	633
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	625	607
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	390	435
2 Cleco Corporate Holdings LLC	4.973%	5/1/46	425	425
Cleco Power LLC	6.500%	12/1/35	255	303
Cleco Power LLC	6.000%	12/1/40	320	392
Cleveland Electric Illuminating Co.	5.950%	12/15/36	280	301
CMS Energy Corp.	4.700%	3/31/43	290	314
CMS Energy Corp.	4.875%	3/1/44	634	708
Commonwealth Edison Co.	5.875%	2/1/33	185	227
Commonwealth Edison Co.	5.900%	3/15/36	945	1,212
Commonwealth Edison Co.	6.450%	1/15/38	546	752
Commonwealth Edison Co.	3.800%	10/1/42	370	374
Commonwealth Edison Co.	4.600%	8/15/43	485	550

Commonwealth Edison Co.	4.700%	1/15/44	1,075	1,234
Commonwealth Edison Co.	3.700%	3/1/45	415	413
Commonwealth Edison Co.	4.350%	11/15/45	475	525
Connecticut Light & Power Co.	6.350%	6/1/36	351	469
Connecticut Light & Power Co.	4.300%	4/15/44	260	284
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	595	707
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	550	688
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	276	354
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	395	487
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,030	1,343
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	724
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	425	517
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	535	674
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	325	340
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,000	1,022
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	875	968
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	650	720
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	585	651
Consumers Energy Co.	3.950%	5/15/43	420	440
Consumers Energy Co.	4.100%	11/15/45	290	312
Consumers Energy Co.	4.350%	8/31/64	180	190
Delmarva Power & Light Co.	4.000%	6/1/42	445	457
Dominion Resources Inc.	6.300%	3/15/33	320	381
Dominion Resources Inc.	5.250%	8/1/33	588	636
Dominion Resources Inc.	5.950%	6/15/35	505	588
Dominion Resources Inc.	7.000%	6/15/38	150	195
Dominion Resources Inc.	4.900%	8/1/41	475	501
Dominion Resources Inc.	4.050%	9/15/42	155	149
Dominion Resources Inc.	4.700%	12/1/44	916	958
DTE Electric Co.	6.625%	6/1/36	520	726
DTE Electric Co.	5.700%	10/1/37	200	249
DTE Electric Co.	3.950%	6/15/42	480	498
DTE Electric Co.	4.000%	4/1/43	375	392
DTE Electric Co.	4.300%	7/1/44	355	389
DTE Electric Co.	3.700%	3/15/45	325	327
DTE Electric Co.	3.700%	6/1/46	225	225
DTE Energy Co.	6.375%	4/15/33	420	525
Duke Energy Carolinas LLC	6.000%	12/1/28	335	429
Duke Energy Carolinas LLC	6.450%	10/15/32	375	496
Duke Energy Carolinas LLC	6.100%	6/1/37	670	870
Duke Energy Carolinas LLC	6.000%	1/15/38	560	739
Duke Energy Carolinas LLC	6.050%	4/15/38	670	897
Duke Energy Carolinas LLC	5.300%	2/15/40	820	1,014
Duke Energy Carolinas LLC	4.250%	12/15/41	670	725
Duke Energy Carolinas LLC	4.000%	9/30/42	785	828
Duke Energy Carolinas LLC	3.750%	6/1/45	605	614
Duke Energy Carolinas LLC	3.875%	3/15/46	250	257
Duke Energy Corp.	4.800%	12/15/45	650	722
Duke Energy Florida LLC	6.350%	9/15/37	600	824
Duke Energy Florida LLC	6.400%	6/15/38	1,126	1,549
Duke Energy Florida LLC	5.650%	4/1/40	275	351
Duke Energy Florida LLC	3.850%	11/15/42	415	427
Duke Energy Indiana LLC	6.120%	10/15/35	523	673
Duke Energy Indiana LLC	6.350%	8/15/38	590	811
Duke Energy Indiana LLC	6.450%	4/1/39	500	687
Duke Energy Indiana LLC	4.200%	3/15/42	280	297
Duke Energy Indiana LLC	4.900%	7/15/43	365	429

Duke Energy Indiana LLC	3.750%	5/15/46	875	865
Duke Energy Progress LLC	6.300%	4/1/38	340	458
Duke Energy Progress LLC	4.100%	5/15/42	613	646
Duke Energy Progress LLC	4.100%	3/15/43	710	753
Duke Energy Progress LLC	4.375%	3/30/44	470	522
Duke Energy Progress LLC	4.150%	12/1/44	555	594
Duke Energy Progress LLC	4.200%	8/15/45	950	1,017
El Paso Electric Co.	6.000%	5/15/35	480	579
El Paso Electric Co.	5.000%	12/1/44	200	222
Entergy Louisiana LLC	3.250%	4/1/28	250	258
Entergy Louisiana LLC	3.050%	6/1/31	200	197
Entergy Louisiana LLC	4.950%	1/15/45	750	770
Entergy Mississippi Inc.	2.850%	6/1/28	675	671
Entergy Texas Inc.	5.150%	6/1/45	630	661
Exelon Corp.	4.950%	6/15/35	425	467
Exelon Corp.	5.625%	6/15/35	450	525
Exelon Corp.	5.100%	6/15/45	835	919
Exelon Corp.	4.450%	4/15/46	925	935
Exelon Generation Co. LLC	6.250%	10/1/39	1,145	1,258
Exelon Generation Co. LLC	5.750%	10/1/41	410	426
Exelon Generation Co. LLC	5.600%	6/15/42	953	969
FirstEnergy Solutions Corp.	6.800%	8/15/39	405	393
Florida Power & Light Co.	5.625%	4/1/34	275	346
Florida Power & Light Co.	4.950%	6/1/35	285	337
Florida Power & Light Co.	5.650%	2/1/37	406	521
Florida Power & Light Co.	5.950%	2/1/38	710	943
Florida Power & Light Co.	5.960%	4/1/39	850	1,137
Florida Power & Light Co.	5.690%	3/1/40	415	543
Florida Power & Light Co.	5.250%	2/1/41	260	324
Florida Power & Light Co.	5.125%	6/1/41	275	334
Florida Power & Light Co.	4.125%	2/1/42	780	843
Florida Power & Light Co.	4.050%	6/1/42	705	754
Florida Power & Light Co.	3.800%	12/15/42	435	450
Florida Power & Light Co.	4.050%	10/1/44	1,400	1,504
Georgia Power Co.	5.650%	3/1/37	385	465
Georgia Power Co.	5.950%	2/1/39	1,035	1,311
Georgia Power Co.	5.400%	6/1/40	700	845
Georgia Power Co.	4.750%	9/1/40	20	22
Georgia Power Co.	4.300%	3/15/42	1,420	1,525
Georgia Power Co.	4.300%	3/15/43	330	349
Iberdrola International BV	6.750%	7/15/36	590	743
Indiana Michigan Power Co.	6.050%	3/15/37	565	679
Indiana Michigan Power Co.	4.550%	3/15/46	450	483
Interstate Power & Light Co.	6.250%	7/15/39	440	588
ITC Holdings Corp.	5.300%	7/1/43	310	335
Jersey Central Power & Light Co.	6.150%	6/1/37	345	395
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	888	993
Kansas City Power & Light Co.	6.050%	11/15/35	250	310
Kansas City Power & Light Co.	5.300%	10/1/41	470	541
Kentucky Utilities Co.	5.125%	11/1/40	545	655
Kentucky Utilities Co.	4.650%	11/15/43	410	472
Kentucky Utilities Co.	4.375%	10/1/45	100	112
Louisville Gas & Electric Co.	5.125%	11/15/40	495	590
Louisville Gas & Electric Co.	4.650%	11/15/43	225	260
Louisville Gas & Electric Co.	4.375%	10/1/45	525	587
MidAmerican Energy Co.	6.750%	12/30/31	690	940
MidAmerican Energy Co.	5.750%	11/1/35	610	772

MidAmerican Energy Co.	5.800%	10/15/36	210	269
MidAmerican Energy Co.	4.800%	9/15/43	385	457
MidAmerican Energy Co.	4.400%	10/15/44	350	389
MidAmerican Energy Co.	4.250%	5/1/46	500	551
MidAmerican Funding LLC	6.927%	3/1/29	200	268
Mississippi Power Co.	4.250%	3/15/42	405	347
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	700	1,042
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	586	609
Nevada Power Co.	6.650%	4/1/36	850	1,161
Nevada Power Co.	6.750%	7/1/37	470	646
Nevada Power Co.	5.375%	9/15/40	235	286
Nevada Power Co.	5.450%	5/15/41	291	365
Northern States Power Co.	5.250%	7/15/35	240	295
Northern States Power Co.	6.250%	6/1/36	340	463
Northern States Power Co.	6.200%	7/1/37	486	658
Northern States Power Co.	5.350%	11/1/39	275	347
Northern States Power Co.	4.850%	8/15/40	445	523
Northern States Power Co.	3.400%	8/15/42	605	583
Northern States Power Co.	4.125%	5/15/44	400	434
Northern States Power Co.	4.000%	8/15/45	400	431
Northern States Power Co.	3.600%	5/15/46	225	224
NorthWestern Corp.	4.176%	11/15/44	470	491
NSTAR Electric Co.	2.700%	6/1/26	175	175
NSTAR Electric Co.	5.500%	3/15/40	810	1,004
NSTAR Electric Co.	4.400%	3/1/44	265	294
Oglethorpe Power Corp.	5.950%	11/1/39	365	439
Oglethorpe Power Corp.	5.375%	11/1/40	295	341
Oglethorpe Power Corp.	4.200%	12/1/42	215	213
Oglethorpe Power Corp.	4.550%	6/1/44	430	439
Oglethorpe Power Corp.	4.250%	4/1/46	525	525
Oglethorpe Power Corp.	5.250%	9/1/50	235	259
Ohio Edison Co.	6.875%	7/15/36	670	822
Ohio Edison Co.	8.250%	10/15/38	425	634
Ohio Power Co.	6.600%	2/15/33	450	568
Ohio Power Co.	5.850%	10/1/35	321	380
Oklahoma Gas & Electric Co.	5.850%	6/1/40	210	271
Oklahoma Gas & Electric Co.	5.250%	5/15/41	325	385
Oklahoma Gas & Electric Co.	3.900%	5/1/43	350	341
Oklahoma Gas & Electric Co.	4.550%	3/15/44	245	272
Oklahoma Gas & Electric Co.	4.000%	12/15/44	400	409
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	480	646
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	380	531
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	375	530
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	455	540
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	405	441
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	740	892
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	455	447
Pacific Gas & Electric Co.	6.050%	3/1/34	3,195	4,182
Pacific Gas & Electric Co.	5.800%	3/1/37	1,000	1,274
Pacific Gas & Electric Co.	6.350%	2/15/38	430	576
Pacific Gas & Electric Co.	6.250%	3/1/39	620	821
Pacific Gas & Electric Co.	5.400%	1/15/40	735	901
Pacific Gas & Electric Co.	4.500%	12/15/41	245	276
Pacific Gas & Electric Co.	4.450%	4/15/42	450	495
Pacific Gas & Electric Co.	4.600%	6/15/43	755	858

Pacific Gas & Electric Co.	5.125%	11/15/43	1,095	1,312
Pacific Gas & Electric Co.	4.750%	2/15/44	1,040	1,193
Pacific Gas & Electric Co.	4.300%	3/15/45	610	653
Pacific Gas & Electric Co.	4.250%	3/15/46	550	586
PacifiCorp	7.700%	11/15/31	550	826
PacifiCorp	5.250%	6/15/35	535	638
PacifiCorp	6.100%	8/1/36	365	476
PacifiCorp	5.750%	4/1/37	680	864
PacifiCorp	6.250%	10/15/37	715	958
PacifiCorp	6.350%	7/15/38	760	1,014
PacifiCorp	6.000%	1/15/39	640	847
PacifiCorp	4.100%	2/1/42	120	127
Peco Energy Co.	5.950%	10/1/36	170	218
Peco Energy Co.	4.150%	10/1/44	240	262
Pennsylvania Electric Co.	6.150%	10/1/38	185	206
Potomac Electric Power Co.	6.500%	11/15/37	275	375
Potomac Electric Power Co.	7.900%	12/15/38	270	431
Potomac Electric Power Co.	4.150%	3/15/43	815	866
PPL Capital Funding Inc.	4.700%	6/1/43	385	414
PPL Capital Funding Inc.	5.000%	3/15/44	475	522
PPL Electric Utilities Corp.	6.250%	5/15/39	555	766
PPL Electric Utilities Corp.	5.200%	7/15/41	759	938
PPL Electric Utilities Corp.	4.750%	7/15/43	200	234
PPL Electric Utilities Corp.	4.125%	6/15/44	480	523
Progress Energy Inc.	7.750%	3/1/31	580	815
Progress Energy Inc.	7.000%	10/30/31	420	552
Progress Energy Inc.	6.000%	12/1/39	690	848
PSEG Power LLC	8.625%	4/15/31	690	833
Public Service Co. of Colorado	6.500%	8/1/38	230	326
Public Service Co. of Colorado	4.750%	8/15/41	345	401
Public Service Co. of Colorado	3.600%	9/15/42	360	358
Public Service Co. of Colorado	3.950%	3/15/43	170	179
Public Service Co. of Colorado	4.300%	3/15/44	1,125	1,238
Public Service Co. of Oklahoma	6.625%	11/15/37	225	285
Public Service Electric & Gas Co.	5.700%	12/1/36	625	798
Public Service Electric & Gas Co.	5.800%	5/1/37	440	566
Public Service Electric & Gas Co.	5.375%	11/1/39	252	314
Public Service Electric & Gas Co.	5.500%	3/1/40	105	133
Public Service Electric & Gas Co.	3.950%	5/1/42	355	374
Public Service Electric & Gas Co.	3.650%	9/1/42	730	738
Public Service Electric & Gas Co.	4.000%	6/1/44	306	330
Public Service Electric & Gas Co.	4.050%	5/1/45	330	356
Public Service Electric & Gas Co.	4.150%	11/1/45	475	522
Public Service Electric & Gas Co.	3.800%	3/1/46	725	744
Puget Sound Energy Inc.	7.020%	12/1/27	645	868
Puget Sound Energy Inc.	5.483%	6/1/35	290	350
Puget Sound Energy Inc.	6.724%	6/15/36	228	314
Puget Sound Energy Inc.	6.274%	3/15/37	355	471
Puget Sound Energy Inc.	5.757%	10/1/39	420	541
Puget Sound Energy Inc.	5.795%	3/15/40	420	548
Puget Sound Energy Inc.	5.764%	7/15/40	295	377
Puget Sound Energy Inc.	5.638%	4/15/41	200	255
Puget Sound Energy Inc.	4.434%	11/15/41	395	431
Puget Sound Energy Inc.	4.300%	5/20/45	365	400
San Diego Gas & Electric Co.	6.000%	6/1/26	245	314
San Diego Gas & Electric Co.	5.350%	5/15/35	265	323
San Diego Gas & Electric Co.	6.125%	9/15/37	310	415

San Diego Gas & Electric Co.	6.000%	6/1/39	245	324
San Diego Gas & Electric Co.	5.350%	5/15/40	410	523
San Diego Gas & Electric Co.	4.500%	8/15/40	536	605
San Diego Gas & Electric Co.	3.950%	11/15/41	300	312
San Diego Gas & Electric Co.	4.300%	4/1/42	310	343
Sierra Pacific Power Co.	6.750%	7/1/37	285	394
South Carolina Electric & Gas Co.	6.625%	2/1/32	490	637
South Carolina Electric & Gas Co.	5.300%	5/15/33	405	467
South Carolina Electric & Gas Co.	6.050%	1/15/38	490	626
South Carolina Electric & Gas Co.	5.450%	2/1/41	395	476
South Carolina Electric & Gas Co.	4.350%	2/1/42	565	590
South Carolina Electric & Gas Co.	4.600%	6/15/43	405	440
South Carolina Electric & Gas Co.	4.500%	6/1/64	400	407
South Carolina Electric & Gas Co.	5.100%	6/1/65	490	554
Southern California Edison Co.	6.650%	4/1/29	450	582
Southern California Edison Co.	6.000%	1/15/34	480	623
Southern California Edison Co.	5.750%	4/1/35	401	515
Southern California Edison Co.	5.350%	7/15/35	280	342
Southern California Edison Co.	5.550%	1/15/36	220	278
Southern California Edison Co.	5.625%	2/1/36	640	815
Southern California Edison Co.	5.550%	1/15/37	330	416
Southern California Edison Co.	5.950%	2/1/38	665	876
Southern California Edison Co.	6.050%	3/15/39	350	468
Southern California Edison Co.	5.500%	3/15/40	570	723
Southern California Edison Co.	4.500%	9/1/40	1,015	1,138
Southern California Edison Co.	3.900%	12/1/41	335	350
Southern California Edison Co.	4.050%	3/15/42	620	655
Southern California Edison Co.	3.900%	3/15/43	225	234
Southern California Edison Co.	4.650%	10/1/43	931	1,076
Southern California Edison Co.	3.600%	2/1/45	535	529
Southern Co.	3.250%	7/1/26	1,350	1,365
Southern Co.	4.250%	7/1/36	575	587
Southern Co.	4.400%	7/1/46	1,850	1,879
Southern Power Co.	5.150%	9/15/41	520	544
Southern Power Co.	5.250%	7/15/43	395	416
Southwestern Electric Power Co.	6.200%	3/15/40	375	456
Southwestern Electric Power Co.	3.900%	4/1/45	520	489
Southwestern Public Service Co.	4.500%	8/15/41	520	582
Tampa Electric Co.	6.550%	5/15/36	350	469
Tampa Electric Co.	6.150%	5/15/37	265	345
Tampa Electric Co.	4.100%	6/15/42	580	598
Tampa Electric Co.	4.350%	5/15/44	190	202
Tampa Electric Co.	4.200%	5/15/45	120	126
Toledo Edison Co.	6.150%	5/15/37	310	369
TransAlta Corp.	6.500%	3/15/40	251	171
Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	270	287
2 Tri-State Generation & Transmission
Association Inc.	4.250%	6/1/46	275	273
Union Electric Co.	5.300%	8/1/37	385	458
Union Electric Co.	8.450%	3/15/39	560	920
Union Electric Co.	3.900%	9/15/42	280	292
Union Electric Co.	3.650%	4/15/45	215	212
Virginia Electric & Power Co.	6.000%	1/15/36	760	974
Virginia Electric & Power Co.	6.000%	5/15/37	430	554
Virginia Electric & Power Co.	6.350%	11/30/37	727	977
Virginia Electric & Power Co.	8.875%	11/15/38	655	1,074

Virginia Electric & Power Co.	4.000%	1/15/43	435	452
Virginia Electric & Power Co.	4.650%	8/15/43	615	697
Virginia Electric & Power Co.	4.450%	2/15/44	870	956
Virginia Electric & Power Co.	4.200%	5/15/45	690	736
Westar Energy Inc.	4.125%	3/1/42	635	673
Westar Energy Inc.	4.100%	4/1/43	300	318
Westar Energy Inc.	4.625%	9/1/43	480	547
Westar Energy Inc.	4.250%	12/1/45	125	135
Wisconsin Electric Power Co.	5.625%	5/15/33	285	355
Wisconsin Electric Power Co.	5.700%	12/1/36	390	496
Wisconsin Electric Power Co.	3.650%	12/15/42	200	196
Wisconsin Electric Power Co.	4.250%	6/1/44	270	295
Wisconsin Electric Power Co.	4.300%	12/15/45	450	499
Wisconsin Power & Light Co.	6.375%	8/15/37	484	651
Wisconsin Power & Light Co.	4.100%	10/15/44	500	524
Wisconsin Public Service Corp.	3.671%	12/1/42	295	290
Wisconsin Public Service Corp.	4.752%	11/1/44	470	549
Xcel Energy Inc.	6.500%	7/1/36	480	624
Xcel Energy Inc.	4.800%	9/15/41	265	294

Natural Gas (0.8%)
AGL Capital Corp.	3.250%	6/15/26	225	225
AGL Capital Corp.	6.000%	10/1/34	215	256
AGL Capital Corp.	5.875%	3/15/41	784	926
AGL Capital Corp.	4.400%	6/1/43	685	690
Atmos Energy Corp.	5.500%	6/15/41	550	668
Atmos Energy Corp.	4.150%	1/15/43	455	469
Atmos Energy Corp.	4.125%	10/15/44	575	593
CenterPoint Energy Resources Corp.	6.625%	11/1/37	355	432
CenterPoint Energy Resources Corp.	5.850%	1/15/41	389	441
KeySpan Corp.	8.000%	11/15/30	230	316
KeySpan Corp.	5.803%	4/1/35	265	310
NiSource Finance Corp.	6.250%	12/15/40	755	958
NiSource Finance Corp.	5.950%	6/15/41	550	673
NiSource Finance Corp.	5.800%	2/1/42	415	514
NiSource Finance Corp.	5.250%	2/15/43	620	717
NiSource Finance Corp.	4.800%	2/15/44	590	648
ONE Gas Inc.	4.658%	2/1/44	700	781
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	370	380
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	357
Sempra Energy	6.000%	10/15/39	800	968
Southern California Gas Co.	5.750%	11/15/35	400	501
Southern California Gas Co.	5.125%	11/15/40	625	755
Southern California Gas Co.	3.750%	9/15/42	325	330
Southern California Gas Co.	4.450%	3/15/44	185	208
Southwest Gas Corp.	4.875%	10/1/43	300	336
Spire Inc.	4.700%	8/15/44	375	379

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	905	1,258
American Water Capital Corp.	4.300%	12/1/42	475	503
American Water Capital Corp.	4.300%	9/1/45	350	375
United Utilities plc	6.875%	8/15/28	645	739

Veolia Environnement SA	6.750%	6/1/38	400	513

				216,936
Total Corporate Bonds (Cost $1,607,348)				1,638,510
Taxable Municipal Bonds (0.3%)
George Washington University District of
Columbia GO	4.300%	9/15/44	750	772
George Washington University District of
Columbia GO	4.868%	9/15/45	40	45
New York University Hospitals Center GO	4.428%	7/1/42	350	367
New York University Hospitals Center
Revenue	5.750%	7/1/43	395	502
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	341
Princeton University New Jersey GO	5.700%	3/1/39	610	833
Stanford University California GO	3.460%	5/1/47	315	317
Tufts University Massachusetts GO	5.017%	4/15/12	325	367
University of Southern California GO	5.250%	10/1/11	365	470
Total Taxable Municipal Bonds (Cost $3,786)				4,014

			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
4 Vanguard Market Liquidity Fund (Cost $7,083)	0.523%		7,082,760	7,083
Total Investments (98.8%) (Cost $1,622,133)				1,653,525
Other Assets and Liabilities-Net (1.2%)				20,061
Net Assets (100%)				1,673,586

1 Securities with a value of $308,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $43,265,000, representing 2.6% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Long-Term Corporate Bond Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,918	—
Corporate Bonds	—	1,638,510	—
Taxable Municipal Bonds	—	4,014	—
Temporary Cash Investments	7,083	—	—
Futures Contracts—Assets[1]	22	—	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	7,084	1,646,442	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra10-Year U.S. Treasury Note	September 2016	48	6,769	12
30-Year U.S. Treasury Bond	September 2016	(6)	(980)	(3)
Ultra Long U.S. Treasury Bond	September 2016	(2)	(350)	(1)
				8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Long-Term Corporate Bond Index Fund

D. At May 31, 2016, the cost of investment securities for tax purposes was $1,623,051,000. Net unrealized appreciation of investment securities for tax purposes was $30,474,000, consisting of unrealized gains of $53,063,000 on securities that had risen in value since their purchase and $22,589,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of May 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
Conventional Mortgage-Backed Securities (98.6%)
1,2	Fannie Mae Pool	2.000%	11/1/27–10/1/28	3,392	3,412
1,2,3	Fannie Mae Pool	2.500%	11/1/26–1/1/43	78,069	80,165
1,2,3	Fannie Mae Pool	3.000%	11/1/25–7/1/46	250,655	259,027
1,2,3	Fannie Mae Pool	3.500%	8/1/21–7/1/46	334,848	351,767
1,2,3	Fannie Mae Pool	4.000%	7/1/18–6/1/46	221,177	236,714
1,2,3	Fannie Mae Pool	4.500%	2/1/18–6/1/46	111,821	121,917
[1,2,3,4]	Fannie Mae Pool	5.000%	1/1/17–6/1/46	58,720	65,138
1,2	Fannie Mae Pool	5.500%	12/1/16–2/1/42	43,635	49,097
1,2	Fannie Mae Pool	6.000%	3/1/18–5/1/41	30,369	34,772
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	8,483	9,788
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	1,029	1,183
1,2	Fannie Mae Pool	7.500%	11/1/22	9	10
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–1/1/29	3,196	3,215
1,2,3	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	61,153	62,839
1,2,3	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/46	157,019	162,284
1,2,3	Freddie Mac Gold Pool	3.500%	9/1/25–6/1/46	207,676	217,832
1,2,3	Freddie Mac Gold Pool	4.000%	7/1/18–6/1/46	133,608	142,788
1,2,3	Freddie Mac Gold Pool	4.500%	1/1/18–6/1/46	63,664	69,188
1,2	Freddie Mac Gold Pool	5.000%	10/1/17–10/1/41	34,917	38,383
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–7/1/40	28,647	31,938
1,2	Freddie Mac Gold Pool	6.000%	6/1/17–5/1/40	17,332	19,773
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	5,044	5,846
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	421	490
1,2	Freddie Mac Gold Pool	8.000%	11/1/22	1	1
1	Ginnie Mae I Pool	3.000%	1/15/26–6/1/46	19,838	20,571
1,3	Ginnie Mae I Pool	3.500%	2/15/26–6/1/46	19,478	20,606
1,3	Ginnie Mae I Pool	4.000%	7/15/24–6/1/46	32,600	34,950
1,3	Ginnie Mae I Pool	4.500%	9/15/18–6/1/46	34,301	37,916
1,3	Ginnie Mae I Pool	5.000%	1/15/18–6/1/46	21,057	23,488
1	Ginnie Mae I Pool	5.500%	10/15/32–2/15/40	9,568	10,780
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	4,440	5,056
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	243	282
1	Ginnie Mae I Pool	7.000%	10/15/27	7	8
1	Ginnie Mae II Pool	2.500%	6/20/27–4/20/46	7,329	7,494
1,3	Ginnie Mae II Pool	3.000%	10/20/26–6/1/46	139,074	144,196
1,3	Ginnie Mae II Pool	3.500%	12/20/25–6/1/46	286,294	302,571
1,3	Ginnie Mae II Pool	4.000%	9/20/25–6/1/46	145,639	155,950
1,3	Ginnie Mae II Pool	4.500%	4/20/18–6/1/46	72,297	78,106
1	Ginnie Mae II Pool	5.000%	6/20/33–11/20/44	32,648	35,813
1	Ginnie Mae II Pool	5.500%	12/20/33–5/20/45	11,467	12,639
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	5,433	6,081
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	693	784
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	132	151
					2,865,009
Nonconventional Mortgage-Backed Securities (0.8%)
1,2,5	Fannie Mae Pool	2.083%	9/1/37	32	35
1,2	Fannie Mae Pool	2.115%	3/1/43	693	702
1,2,5	Fannie Mae Pool	2.123%	12/1/41	209	214

1,2	Fannie Mae Pool	2.184%	6/1/42	2,171	2,255
1,2	Fannie Mae Pool	2.187%	6/1/43	428	436
1,2	Fannie Mae Pool	2.215%	9/1/42	950	987
1,2	Fannie Mae Pool	2.236%	10/1/42	330	336
1,2	Fannie Mae Pool	2.267%	7/1/43	1,191	1,211
1,2	Fannie Mae Pool	2.387%	7/1/42	1,459	1,496
1,2	Fannie Mae Pool	2.412%	5/1/42	235	243
1,2	Fannie Mae Pool	2.424%	5/1/43	1,350	1,383
1,2	Fannie Mae Pool	2.448%	10/1/42	611	626
1,2,5	Fannie Mae Pool	2.535%	10/1/39	33	34
1,2,5	Fannie Mae Pool	2.544%	10/1/40	147	155
1,2,5	Fannie Mae Pool	2.573%	12/1/40	349	368
1,2,5	Fannie Mae Pool	2.576%	11/1/39	35	38
1,2,5	Fannie Mae Pool	2.580%	5/1/42	65	67
1,2,5	Fannie Mae Pool	2.605%	12/1/41	218	232
1,2	Fannie Mae Pool	2.617%	11/1/41	64	68
1,2,5	Fannie Mae Pool	2.675%	10/1/40	16	17
1,2,5	Fannie Mae Pool	2.676%	12/1/40	13	14
1,2,5	Fannie Mae Pool	2.685%	12/1/40	13	13
1,2,5	Fannie Mae Pool	2.690%	11/1/40	14	14
1,2,5	Fannie Mae Pool	2.710%	1/1/40	4	4
1,2	Fannie Mae Pool	2.712%	1/1/42	394	416
1,2	Fannie Mae Pool	2.725%	12/1/43	1,024	1,053
1,2	Fannie Mae Pool	2.750%	3/1/42	432	450
1,2,5	Fannie Mae Pool	2.753%	2/1/41	8	8
1,2	Fannie Mae Pool	2.776%	11/1/41	171	184
1,2,5	Fannie Mae Pool	2.828%	3/1/41	290	305
1,2,5	Fannie Mae Pool	2.886%	3/1/42	171	183
1,2	Fannie Mae Pool	2.899%	12/1/40	103	108
1,2,5	Fannie Mae Pool	2.939%	3/1/41	333	355
1,2	Fannie Mae Pool	2.945%	9/1/43	678	706
1,2,5	Fannie Mae Pool	3.043%	5/1/40	5	6
1,2,5	Fannie Mae Pool	3.045%	2/1/42	225	239
1,2,5	Fannie Mae Pool	3.117%	5/1/41	88	93
1,2	Fannie Mae Pool	3.138%	2/1/41	76	80
1,2	Fannie Mae Pool	3.360%	8/1/42	198	205
1,2	Fannie Mae Pool	3.568%	4/1/41	108	112
1,2	Fannie Mae Pool	3.580%	8/1/39	32	35
1,2	Fannie Mae Pool	3.587%	7/1/41	270	287
1,2	Fannie Mae Pool	3.756%	6/1/41	158	168
1,2,5	Fannie Mae Pool	3.805%	8/1/39	80	82
1,2	Fannie Mae Pool	3.827%	9/1/40	323	341
1,2,5	Fannie Mae Pool	4.041%	11/1/39	35	37
1,2,5	Fannie Mae Pool	4.287%	12/1/39	335	348
1,2	Fannie Mae Pool	4.855%	3/1/38	11	11
1,2	Fannie Mae Pool	5.520%	4/1/37	17	18
1,2,5	Fannie Mae Pool	6.075%	10/1/37	145	150
1,2,5	Freddie Mac Non Gold Pool	2.492%	10/1/37	17	18
1,2	Freddie Mac Non Gold Pool	2.553%	11/1/43	568	584
1,2	Freddie Mac Non Gold Pool	2.574%	2/1/42	111	116
1,2,5	Freddie Mac Non Gold Pool	2.619%	12/1/40	50	52
1,2,5	Freddie Mac Non Gold Pool	2.652%	2/1/37	21	23
1,2,5	Freddie Mac Non Gold Pool	2.706%	6/1/40	48	50
1,2,5	Freddie Mac Non Gold Pool	2.731%	6/1/37	428	456
1,2	Freddie Mac Non Gold Pool	2.774%	1/1/41	190	198
1,2,5	Freddie Mac Non Gold Pool	2.814%	5/1/40	3	3
1,2,5	Freddie Mac Non Gold Pool	3.025%	2/1/41	205	218

1,2,5	Freddie Mac Non Gold Pool	3.035%	2/1/41	13	14
1,2	Freddie Mac Non Gold Pool	3.060%	1/1/41	128	135
1,2	Freddie Mac Non Gold Pool	3.124%	6/1/41	173	178
1,2	Freddie Mac Non Gold Pool	3.442%	3/1/42	855	904
1,2	Freddie Mac Non Gold Pool	3.581%	6/1/40	130	137
1,2	Freddie Mac Non Gold Pool	3.676%	9/1/40	123	130
1,2	Freddie Mac Non Gold Pool	4.069%	12/1/39	29	31
1,2	Freddie Mac Non Gold Pool	5.253%	3/1/38	132	140
1,5	Ginnie Mae II Pool	1.750%	4/20/41	10	10
1,5	Ginnie Mae II Pool	2.000%	11/20/40–12/20/42	991	1,030
1,5	Ginnie Mae II Pool	2.250%	5/20/41	12	13
1	Ginnie Mae II Pool	2.500%	1/20/42	1,340	1,360
1,3	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	550	578
1,3	Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	198	204
					23,510
Total U.S. Government and Agency Obligations (Cost $2,873,604)					2,888,519

				Shares
Temporary Cash Investment (18.3%)
Money Market Fund (18.3%)
6 Vanguard Market Liquidity Fund
	(Cost $530,863)	0.523%		530,862,882	530,863
Total Investments (117.7%) (Cost $3,404,467)					3,419,382

					Amount
					($000)
Other Assets and Liabilities-Net (-17.7%)					(514,924)
Net Assets (100%)					2,904,458

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2016.
4 Securities with a value of $6,597,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Mortgage-Backed Securities Index Fund

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,888,519	—
Temporary Cash Investments	530,863	—	—
Total	530,863	2,888,519	—

D. At May 31, 2016, the cost of investment securities for tax purposes was $3,404,467,000. Net unrealized appreciation of investment securities for tax purposes was $14,915,000, consisting of unrealized gains of $18,150,000 on securities that had risen in value since their purchase and $3,235,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (93.6%)[1]
Consumer Discretionary (9.2%)
	Six Flags Entertainment Corp.	66,010	3,808
^	MDC Partners Inc. Class A	205,815	3,692
	Wendy's Co.	260,767	2,681
	Lithia Motors Inc. Class A	32,370	2,665
*	Modine Manufacturing Co.	252,048	2,520
	American Eagle Outfitters Inc.	151,094	2,363
	Chico's FAS Inc.	151,168	1,640
*	Crocs Inc.	165,194	1,626
^,* LGI Homes Inc.		51,948	1,404
*	Career Education Corp.	222,736	1,310
*	Deckers Outdoor Corp.	21,687	1,141
*	Global Eagle Entertainment Inc.	142,624	1,034
*	Ascena Retail Group Inc.	122,192	882
	DSW Inc. Class A	39,321	832
	Del Taco Restaurants Inc.	77,848	727
*	Boot Barn Holdings Inc.	89,774	683
*	Skullcandy Inc.	103,762	404
			29,412
Consumer Staples (1.7%)
*	Central Garden & Pet Co. Class A	157,971	2,880
	Pinnacle Foods Inc.	57,660	2,429
			5,309
Energy (4.5%)
*	Concho Resources Inc.	37,430	4,542
*	Carrizo Oil & Gas Inc.	78,419	3,019
	World Fuel Services Corp.	60,570	2,784
*	Parsley Energy Inc. Class A	57,270	1,493
	SM Energy Co.	26,733	843
	QEP Resources Inc.	45,168	841
*	PDC Energy Inc.	12,980	754
			14,276
Financials (33.1%)
	PacWest Bancorp	160,685	6,697
*	Howard Hughes Corp.	54,340	5,937
	BGC Partners Inc. Class A	499,220	4,638
	Medical Properties Trust Inc.	309,580	4,551
	Starwood Property Trust Inc.	218,590	4,507
	Argo Group International Holdings Ltd.	80,826	4,255
	Popular Inc.	126,216	3,956
	Aspen Insurance Holdings Ltd.	81,042	3,878
	MB Financial Inc.	107,240	3,877
	First Horizon National Corp.	261,149	3,802
	Renasant Corp.	106,813	3,675
*	Navigators Group Inc.	40,100	3,652
	Endurance Specialty Holdings Ltd.	51,980	3,530
	Forest City Realty Trust Inc. Class A	154,330	3,520
*	Affiliated Managers Group Inc.	19,880	3,450
	Gaming and Leisure Properties Inc.	99,350	3,270

WSFS Financial Corp.	88,054	3,123
Flushing Financial Corp.	146,026	3,046
National Retail Properties Inc.	65,422	2,966
Columbia Banking System Inc.	94,550	2,881
Investment Technology Group Inc.	151,010	2,785
Washington Federal Inc.	108,129	2,702
Selective Insurance Group Inc.	69,091	2,567
Colony Starwood Homes	94,190	2,564
Mack-Cali Realty Corp.	91,577	2,403
Parkway Properties Inc.	137,257	2,395
James River Group Holdings Ltd.	61,972	2,191
Hersha Hospitality Trust Class A	123,425	2,187
* Texas Capital Bancshares Inc.	38,940	1,995
EPR Properties	25,770	1,837
First Midwest Bancorp Inc.	66,902	1,251
Cash America International Inc.	28,610	1,038
		105,126
Health Care (4.6%)
* Ligand Pharmaceuticals Inc.	53,260	6,369
* Air Methods Corp.	63,430	2,148
* Myriad Genetics Inc.	59,789	2,026
* Globus Medical Inc.	64,300	1,559
* Akorn Inc.	36,850	1,101
* Merit Medical Systems Inc.	49,306	926
* Allscripts Healthcare Solutions Inc.	30,667	414
		14,543
Industrials (17.2%)
KAR Auction Services Inc.	150,540	6,178
BWX Technologies Inc.	161,100	5,666
* Teledyne Technologies Inc.	36,452	3,577
* Genesee & Wyoming Inc. Class A	55,870	3,356
* Beacon Roofing Supply Inc.	67,933	2,931
HNI Corp.	53,781	2,478
Brady Corp. Class A	76,662	2,437
* FTI Consulting Inc.	57,456	2,405
Babcock & Wilcox Enterprises Inc.	106,320	2,312
Kaman Corp.	53,770	2,297
CEB Inc.	35,430	2,259
* Wesco Aircraft Holdings Inc.	143,739	2,025
Altra Industrial Motion Corp.	68,566	1,854
BMC Stock Holdings Inc.	89,808	1,762
Encore Wire Corp.	40,209	1,568
Actuant Corp. Class A	47,886	1,307
* MRC Global Inc.	91,014	1,292
Briggs & Stratton Corp.	57,734	1,289
Primoris Services Corp.	55,727	1,199
* Saia Inc.	45,854	1,195
* WESCO International Inc.	19,978	1,165
Celadon Group Inc.	103,894	1,026
* Team Inc.	28,990	879
EnerSys	13,839	832
Interface Inc. Class A	46,055	781
* DXP Enterprises Inc.	41,568	577
		54,647
Information Technology (12.2%)
IAC/InterActiveCorp	74,810	4,180

	InterDigital Inc.			64,970	3,788
*	ACI Worldwide Inc.			161,130	3,329
*	QLogic Corp.			227,335	3,151
	j2 Global Inc.			44,470	2,978
*	ON Semiconductor Corp.			266,076	2,600
*	Insight Enterprises Inc.			88,780	2,409
*	Itron Inc.			47,495	2,092
	Convergys Corp.			66,480	1,874
	Jabil Circuit Inc.			97,005	1,851
*	Lattice Semiconductor Corp.			303,832	1,768
	Silicon Motion Technology Corp. ADR			36,560	1,625
*	Semtech Corp.			67,988	1,600
	Ingram Micro Inc.			44,080	1,527
	Littelfuse Inc.			9,524	1,091
*	FormFactor Inc.			145,520	1,043
*	Integrated Device Technology Inc.			41,490	969
*	Ultratech Inc.			39,923	911
					38,786
Materials (7.8%)
	Silgan Holdings Inc.			82,200	4,204
	Ashland Inc.			26,540	3,009
	FMC Corp.			62,000	2,944
*	Kraton Performance Polymers Inc.			102,808	2,795
	Compass Minerals International Inc.			30,700	2,393
	Eagle Materials Inc.			29,014	2,272
*	Boise Cascade Co.			95,281	2,188
	PH Glatfelter Co.			100,935	2,069
	Albemarle Corp.			14,000	1,099
	Innophos Holdings Inc.			25,949	995
*	LSB Industries Inc.			55,783	734
					24,702
Utilities (3.3%)
	Portland General Electric Co.			90,894	3,743
	Unitil Corp.			55,680	2,206
	Southwest Gas Corp.			30,872	2,144
	MDU Resources Group Inc.			93,542	2,139
	Piedmont Natural Gas Co. Inc.			7,702	463
					10,695
Total Common Stocks (Cost $256,588)					297,496

		Coupon
Temporary Cash Investments (8.3%)[1]
Money Market Fund (7.9%)
[2,3] Vanguard Market Liquidity Fund		0.523%		25,004,711	25,005

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Federal Home Loan Bank Discount Notes		0.350%	7/8/16	500	500
[4,5] Federal Home Loan Bank Discount Notes		0.371%	9/13/16	500	499
[4,5] Federal Home Loan Bank Discount Notes		0.465%	10/28/16	300	299
					1,298
Total Temporary Cash Investments (Cost $26,303)					26,303

Total Investments (101.9%) (Cost $282,891)	323,799
Other Assets and Liabilities-Net (-1.9%)[3]	(6,100)
Net Assets (100%)	317,699

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,928,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 4.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,954,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $699,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	297,496	—	—
Temporary Cash Investments	25,005	1,298	—
Futures Contracts—Assets[1]	31	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	322,529	1,298	—
1 Represents variation margin on the last day of the reporting period.

Explorer Value Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	95	10,957	654
E-mini S&P 500 Index	June 2016	25	2,619	54
				708

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $282,891,000. Net unrealized appreciation of investment securities for tax purposes was $40,908,000, consisting of unrealized gains of $48,828,000 on securities that had risen in value since their purchase and $7,920,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.4%)
* Amazon.com Inc.	38,033	27,490
Home Depot Inc.	129,748	17,142
Walt Disney Co.	169,326	16,800
Comcast Corp. Class A	249,998	15,825
Wal-Mart Stores Inc.	157,486	11,147
McDonald's Corp.	88,137	10,758
Starbucks Corp.	149,554	8,209
NIKE Inc. Class B	135,094	7,460
Lowe's Cos. Inc.	89,441	7,167
Costco Wholesale Corp.	44,082	6,558
* Priceline Group Inc.	5,167	6,533
Time Warner Inc.	82,495	6,242
Ford Motor Co.	388,835	5,245
TJX Cos. Inc.	67,818	5,162
General Motors Co.	160,284	5,014
Charter Communications Inc. Class A	20,599	4,510
* Netflix Inc.	42,267	4,335
Target Corp.	60,102	4,134
Yum! Brands Inc.	40,881	3,356
Twenty-First Century Fox Inc. Class A	111,858	3,230
Johnson Controls Inc.	65,093	2,874
* eBay Inc.	114,027	2,789
* O'Reilly Automotive Inc.	10,027	2,651
Dollar General Corp.	28,686	2,579
CBS Corp. Class B	45,878	2,532
* Tesla Motors Inc.	11,105	2,479
* AutoZone Inc.	3,118	2,376
Ross Stores Inc.	41,456	2,214
Newell Brands Inc.	44,696	2,132
VF Corp.	33,787	2,106
* Dollar Tree Inc.	23,047	2,087
Omnicom Group Inc.	24,424	2,035
Nielsen Holdings plc	36,750	1,962
Estee Lauder Cos. Inc. Class A	21,086	1,935
Carnival Corp.	40,332	1,925
Delphi Automotive plc	27,187	1,848
L Brands Inc.	24,904	1,707
Las Vegas Sands Corp.	36,580	1,691
Viacom Inc. Class B	34,921	1,549
* Ulta Salon Cosmetics & Fragrance Inc.	6,480	1,510
Genuine Parts Co.	15,054	1,459
Twenty-First Century Fox Inc.	48,816	1,427
Whirlpool Corp.	7,907	1,381
Royal Caribbean Cruises Ltd.	17,352	1,343
Tractor Supply Co.	13,852	1,331
Expedia Inc.	11,736	1,305
* Chipotle Mexican Grill Inc. Class A	2,911	1,287
Marriott International Inc.	19,418	1,282
* Liberty Interactive Corp. QVC Group Class A	46,160	1,245

	Starwood Hotels & Resorts Worldwide Inc.	16,935	1,243
*	Mohawk Industries Inc.	6,261	1,231
	Advance Auto Parts Inc.	7,297	1,123
	Coach Inc.	27,977	1,103
	Mattel Inc.	34,285	1,093
*	DISH Network Corp. Class A	21,678	1,082
	Hilton Worldwide Holdings Inc.	51,406	1,068
*	CarMax Inc.	19,850	1,065
	Macy's Inc.	31,145	1,034
*	LKQ Corp.	30,936	1,023
	Hanesbrands Inc.	37,565	1,017
*	MGM Resorts International	43,951	1,004
	DR Horton Inc.	32,803	1,002
	Interpublic Group of Cos. Inc.	40,703	973
	Hasbro Inc.	11,005	961
	Fortune Brands Home & Security Inc.	15,795	927
	Best Buy Co. Inc.	27,473	884
	Lear Corp.	7,233	859
*	Sirius XM Holdings Inc.	213,657	859
	Darden Restaurants Inc.	12,412	842
	Harley-Davidson Inc.	18,001	835
	Signet Jewelers Ltd.	8,171	809
	Wynn Resorts Ltd.	8,334	802
	Lennar Corp. Class A	17,121	780
	Foot Locker Inc.	13,869	776
	PVH Corp.	8,258	775
*	Michael Kors Holdings Ltd.	18,099	773
	BorgWarner Inc.	22,278	758
*	TripAdvisor Inc.	11,118	753
	Wyndham Worldwide Corp.	11,166	752
	Goodyear Tire & Rubber Co.	26,605	744
*	lululemon athletica Inc.	10,992	715
*	NVR Inc.	412	714
	Leggett & Platt Inc.	13,782	693
*	Bed Bath & Beyond Inc.	15,456	692
	Cablevision Systems Corp. Class A	19,932	691
	Tiffany & Co.	11,131	690
	Kohl's Corp.	18,733	675
*,^ Under Armour Inc. Class A		17,730	669
*	Discovery Communications Inc.	24,950	668
	PulteGroup Inc.	34,149	641
	Aramark	19,023	633
	Liberty SiriusXM Group	19,929	627
	Under Armour Inc.	17,730	620
*	WABCO Holdings Inc.	5,617	606
*	Norwegian Cruise Line Holdings Ltd.	12,925	600
	News Corp. Class A	50,136	600
	Domino's Pizza Inc.	4,958	599
	Scripps Networks Interactive Inc. Class A	9,024	581
	KAR Auction Services Inc.	13,962	573
	Staples Inc.	63,803	561
	Ralph Lauren Corp. Class A	5,893	556
	Polaris Industries Inc.	6,515	554
	Service Corp. International	19,877	545
	Harman International Industries Inc.	6,941	543
	Lamar Advertising Co. Class A	8,016	521
*	Liberty Ventures Class A	13,932	520

Carter's Inc.	5,155	518
TEGNA Inc.	22,378	514
H&R Block Inc.	23,652	505
* Toll Brothers Inc.	17,298	504
* Panera Bread Co. Class A	2,275	499
Garmin Ltd.	11,701	497
Williams-Sonoma Inc.	9,217	489
Gentex Corp.	28,943	480
Nordstrom Inc.	12,525	476
Brunswick Corp.	9,229	442
* Discovery Communications Inc. Class A	15,400	429
Cinemark Holdings Inc.	11,597	420
* Sally Beauty Holdings Inc.	14,392	413
Dunkin' Brands Group Inc.	9,489	411
Six Flags Entertainment Corp.	7,051	407
Gap Inc.	22,164	399
Dick's Sporting Goods Inc.	9,197	395
* ServiceMaster Global Holdings Inc.	10,133	387
* Liberty Broadband Corp.	6,603	382
* Skechers U.S.A. Inc. Class A	12,191	380
* AMC Networks Inc. Class A	5,906	378
* Tempur Sealy International Inc.	6,214	362
* Hertz Global Holdings Inc.	36,659	355
* AutoNation Inc.	7,003	353
* Live Nation Entertainment Inc.	14,306	345
Madison Square Garden Co. Class A	2,025	339
Liberty SiriusXM Group	10,275	328
Tribune Media Co. Class A	8,034	323
* Vista Outdoor Inc.	6,320	317
GameStop Corp. Class A	10,564	307
Outfront Media Inc.	13,485	300
Thor Industries Inc.	4,610	300
CST Brands Inc.	7,883	299
* Avis Budget Group Inc.	9,814	294
* Kate Spade & Co.	13,074	286
Tupperware Brands Corp.	5,018	284
* Murphy USA Inc.	4,084	278
AMERCO	727	274
John Wiley & Sons Inc. Class A	4,790	258
Brinker International Inc.	5,695	256
* Urban Outfitters Inc.	8,945	255
Visteon Corp.	3,366	252
* Pandora Media Inc.	20,684	244
* Starz	8,912	241
* JC Penney Co. Inc.	29,997	234
* Cabela's Inc.	4,689	228
Lions Gate Entertainment Corp.	9,382	209
Wendy's Co.	20,094	207
^ Coty Inc. Class A	7,613	200
* Office Depot Inc.	55,211	198
International Game Technology plc	9,749	185
Cable One Inc.	368	180
* Michaels Cos. Inc.	6,134	180
^ Regal Entertainment Group Class A	8,538	180
Graham Holdings Co. Class B	358	178
Penske Automotive Group Inc.	4,423	175
Gannett Co. Inc.	11,139	174

	Aaron's Inc.	6,842	172
	Choice Hotels International Inc.	3,696	168
	Avon Products Inc.	42,403	165
*	Liberty Broadband Corp. Class A	2,573	149
*	Hyatt Hotels Corp. Class A	3,117	143
	DSW Inc. Class A	6,652	141
	Dillard's Inc. Class A	2,149	127
*	Fossil Group Inc.	4,190	117
	MSG Networks Inc.	5,996	104
	Liberty Media Group	4,980	94
	Extended Stay America Inc.	6,600	94
*,^ GoPro Inc. Class A		8,690	89
	Fitbit Inc. Class A	4,425	63
	Liberty Media Group Class A	2,718	53
	Viacom Inc. Class A	1,007	48
	Lennar Corp. Class B	955	35
	Liberty Braves Group	2,000	30
	Clear Channel Outdoor Holdings Inc. Class A	3,468	22
	Liberty Braves Group Class A	1,088	17
*,^ Sears Holdings Corp.		1,214	16
	Liberty Braves Group Class A Rights Exp. 06/16/2016	1,443	3
	Interval Leisure Group Inc.	52	1
			296,949
Consumer Staples (8.4%)
	Procter & Gamble Co.	270,781	21,944
	Coca-Cola Co.	391,356	17,454
	Philip Morris International Inc.	154,781	15,274
	PepsiCo Inc.	147,323	14,905
	Altria Group Inc.	196,419	12,500
	CVS Health Corp.	112,805	10,880
	Mondelez International Inc. Class A	162,110	7,212
	Walgreens Boots Alliance Inc.	85,780	6,639
	Colgate-Palmolive Co.	90,530	6,374
	Kraft Heinz Co.	59,127	4,919
	Kimberly-Clark Corp.	36,292	4,611
	Reynolds American Inc.	82,658	4,108
	General Mills Inc.	59,664	3,746
	Kroger Co.	97,627	3,491
	Sysco Corp.	56,140	2,701
	Archer-Daniels-Midland Co.	58,753	2,513
	Constellation Brands Inc. Class A	16,383	2,509
^	Monster Beverage Corp.	14,905	2,236
	ConAgra Foods Inc.	42,693	1,951
	Tyson Foods Inc. Class A	29,593	1,887
	Kellogg Co.	24,746	1,840
	Dr Pepper Snapple Group Inc.	19,026	1,739
	Clorox Co.	13,168	1,693
	JM Smucker Co.	12,132	1,567
	Molson Coors Brewing Co. Class B	15,636	1,551
	Mead Johnson Nutrition Co.	18,702	1,539
	Hershey Co.	14,463	1,343
	Church & Dwight Co. Inc.	13,267	1,307
	McCormick & Co. Inc.	12,745	1,237
	Brown-Forman Corp. Class B	11,916	1,169
	Whole Foods Market Inc.	32,469	1,050
	Campbell Soup Co.	17,176	1,040
	Bunge Ltd.	14,150	949

Hormel Foods Corp.	26,686	918
Ingredion Inc.	7,011	823
* WhiteWave Foods Co. Class A	17,511	782
* Rite Aid Corp.	97,675	752
* Hain Celestial Group Inc.	10,072	498
Edgewell Personal Care Co.	6,106	485
Pinnacle Foods Inc.	11,501	485
* Herbalife Ltd.	7,240	419
* Sprouts Farmers Market Inc.	15,051	373
Flowers Foods Inc.	17,284	324
Energizer Holdings Inc.	6,406	303
Spectrum Brands Holdings Inc.	2,596	303
Brown-Forman Corp. Class A	2,717	285
Coca-Cola Enterprises Inc.	4,686	254
Nu Skin Enterprises Inc. Class A	5,983	236
GNC Holdings Inc. Class A	6,882	179
^ Pilgrim's Pride Corp.	6,223	155
^ Blue Buffalo Pet Products Inc.	3,746	97
		173,549
Energy (6.8%)
Exxon Mobil Corp.	417,299	37,148
Chevron Corp.	187,714	18,959
Schlumberger Ltd.	140,454	10,717
Occidental Petroleum Corp.	76,512	5,772
ConocoPhillips	123,190	5,395
EOG Resources Inc.	54,728	4,453
Phillips 66	54,253	4,360
Halliburton Co.	85,073	3,588
Kinder Morgan Inc.	178,833	3,233
Anadarko Petroleum Corp.	50,788	2,634
Valero Energy Corp.	47,873	2,619
Pioneer Natural Resources Co.	16,129	2,586
Apache Corp.	37,928	2,167
Spectra Energy Corp.	67,558	2,152
Baker Hughes Inc.	43,550	2,020
Marathon Petroleum Corp.	54,450	1,897
Devon Energy Corp.	48,202	1,740
Hess Corp.	27,734	1,662
Williams Cos. Inc.	74,577	1,653
* Concho Resources Inc.	12,989	1,576
Noble Energy Inc.	42,702	1,527
National Oilwell Varco Inc.	38,689	1,275
EQT Corp.	17,243	1,263
Cimarex Energy Co.	9,623	1,119
Marathon Oil Corp.	84,333	1,102
Cabot Oil & Gas Corp.	45,817	1,098
Columbia Pipeline Group Inc.	40,527	1,035
Tesoro Corp.	12,442	971
ONEOK Inc.	21,180	916
* Newfield Exploration Co.	19,478	794
* Cheniere Energy Inc.	24,010	771
Range Resources Corp.	17,171	731
Targa Resources Corp.	15,818	677
* FMC Technologies Inc.	23,597	643
* Diamondback Energy Inc.	7,002	637
^ Helmerich & Payne Inc.	9,508	581
Murphy Oil Corp.	17,372	537

*	Southwestern Energy Co.	37,512	513
*	Weatherford International plc	87,154	489
	HollyFrontier Corp.	18,126	485
	Energen Corp.	9,267	441
	QEP Resources Inc.	20,970	391
*	Gulfport Energy Corp.	12,229	376
*	First Solar Inc.	7,373	366
*	Continental Resources Inc.	8,395	353
	CONSOL Energy Inc.	22,363	344
	World Fuel Services Corp.	7,282	335
	Oceaneering International Inc.	9,692	320
	Ensco plc Class A	29,805	295
	Patterson-UTI Energy Inc.	14,692	273
	PBF Energy Inc. Class A	9,833	259
	Nabors Industries Ltd.	27,452	258
	Superior Energy Services Inc.	14,720	254
*	Chesapeake Energy Corp.	57,861	248
*	Whiting Petroleum Corp.	19,915	246
*	Dril-Quip Inc.	4,026	246
*	WPX Energy Inc.	22,943	236
	SM Energy Co.	6,648	210
	Rowan Cos. plc Class A	12,189	206
	Noble Corp. plc	23,800	199
*	Antero Resources Corp.	6,796	197
*	Rice Energy Inc.	8,988	182
*	NOW Inc.	10,456	181
	Diamond Offshore Drilling Inc.	6,317	163
	Golar LNG Ltd.	8,790	153
*	Laredo Petroleum Inc.	11,998	145
	Denbury Resources Inc.	35,331	142
*	Memorial Resource Development Corp.	8,690	137
*,^ SolarCity Corp.		5,793	130
*,^ Seadrill Ltd.		36,837	114
*	SunPower Corp. Class A	5,394	95
*	Kosmos Energy Ltd.	15,644	90
*	RPC Inc.	5,662	84
*	Cobalt International Energy Inc.	35,762	80
	California Resources Corp.	38,267	58
	Frank's International NV	3,340	53
	TerraForm Power Inc. Class A	5,735	48
	CVR Energy Inc.	1,520	30
*	EP Energy Corp. Class A	3,265	18
			141,451
Financial Services (19.2%)
*	Berkshire Hathaway Inc. Class B	185,614	26,086
	JPMorgan Chase & Co.	370,275	24,168
	Wells Fargo & Co.	464,841	23,577
	Bank of America Corp.	1,048,199	15,503
	Visa Inc. Class A	195,370	15,423
	Citigroup Inc.	302,975	14,110
	MasterCard Inc. Class A	99,624	9,554
	US Bancorp	167,020	7,152
	Goldman Sachs Group Inc.	43,086	6,871
	American International Group Inc.	114,492	6,627
	Simon Property Group Inc.	31,110	6,149
	Chubb Ltd.	46,466	5,883
	American Express Co.	81,933	5,388

Bank of New York Mellon Corp.	111,598	4,694
PNC Financial Services Group Inc.	51,874	4,655
PayPal Holdings Inc.	121,332	4,585
BlackRock Inc.	12,549	4,566
American Tower Corporation	42,154	4,459
MetLife Inc.	93,354	4,252
Morgan Stanley	152,691	4,179
Capital One Financial Corp.	52,058	3,813
Public Storage	14,403	3,654
Prudential Financial Inc.	45,396	3,598
Marsh & McLennan Cos. Inc.	53,448	3,531
Charles Schwab Corp.	114,513	3,502
Travelers Cos. Inc.	29,518	3,369
Intercontinental Exchange Inc.	11,687	3,169
CME Group Inc.	31,922	3,125
S&P Global Inc.	27,206	3,042
Crown Castle International Corp.	33,339	3,028
Aflac Inc.	43,120	2,995
BB&T Corp.	80,625	2,932
Aon plc	26,402	2,885
Allstate Corp.	38,614	2,607
* Synchrony Financial	83,309	2,599
State Street Corp.	41,036	2,588
Equity Residential	36,288	2,511
Prologis Inc.	52,269	2,484
Equinix Inc.	6,821	2,469
Welltower Inc.	35,021	2,413
AvalonBay Communities Inc.	13,224	2,379
Discover Financial Services	41,461	2,355
* Fiserv Inc.	22,307	2,350
Weyerhaeuser Co.	74,466	2,346
SunTrust Banks Inc.	51,693	2,265
Ventas Inc.	33,027	2,191
Fidelity National Information Services Inc.	28,478	2,115
T. Rowe Price Group Inc.	26,159	2,016
Progressive Corp.	59,051	1,966
Boston Properties Inc.	15,487	1,946
M&T Bank Corp.	15,833	1,892
Vornado Realty Trust	18,697	1,786
Hartford Financial Services Group Inc.	39,313	1,776
Moody's Corp.	17,887	1,764
Ameriprise Financial Inc.	16,885	1,717
Northern Trust Corp.	23,107	1,712
General Growth Properties Inc.	57,114	1,535
Realty Income Corp.	25,274	1,519
Equifax Inc.	12,038	1,514
HCP Inc.	45,784	1,505
Essex Property Trust Inc.	6,464	1,469
Fifth Third Bancorp	76,467	1,443
Digital Realty Trust Inc.	14,748	1,408
Thomson Reuters Corp.	33,230	1,397
Franklin Resources Inc.	36,556	1,365
* FleetCor Technologies Inc.	9,112	1,357
Invesco Ltd.	42,869	1,346
* Markel Corp.	1,409	1,343
Principal Financial Group Inc.	29,678	1,322
* Alliance Data Systems Corp.	5,871	1,304

Regions Financial Corp.	126,257	1,241
Global Payments Inc.	15,916	1,237
Host Hotels & Resorts Inc.	76,400	1,177
Kimco Realty Corp.	41,070	1,157
Cincinnati Financial Corp.	16,628	1,149
Loews Corp.	28,142	1,139
Macerich Co.	14,834	1,132
Extra Space Storage Inc.	12,112	1,126
Lincoln National Corp.	24,242	1,111
KeyCorp	84,482	1,083
First Republic Bank	14,498	1,050
Federal Realty Investment Trust	6,768	1,037
SL Green Realty Corp.	10,061	1,020
Western Union Co.	51,519	1,002
Annaly Capital Management Inc.	94,618	1,001
FNF Group	28,489	996
Iron Mountain Inc.	26,589	977
XL Group plc Class A	28,181	968
* Affiliated Managers Group Inc.	5,523	958
UDR Inc.	25,507	919
Unum Group	24,587	908
* Arch Capital Group Ltd.	12,308	894
Total System Services Inc.	16,277	874
* Alleghany Corp.	1,602	873
TD Ameritrade Holding Corp.	26,313	860
VEREIT Inc.	89,581	859
* Ally Financial Inc.	47,483	852
* CBRE Group Inc. Class A	28,187	841
Comerica Inc.	17,753	836
Huntington Bancshares Inc.	79,717	833
Duke Realty Corp.	34,405	814
Arthur J Gallagher & Co.	16,684	806
* E*TRADE Financial Corp.	28,469	794
Mid-America Apartment Communities Inc.	7,655	788
Everest Re Group Ltd.	4,376	784
Torchmark Corp.	12,624	778
* Vantiv Inc. Class A	14,264	767
MSCI Inc. Class A	9,608	767
Broadridge Financial Solutions Inc.	11,809	758
Nasdaq Inc.	11,473	757
New York Community Bancorp Inc.	47,967	755
Citizens Financial Group Inc.	31,226	735
Camden Property Trust	8,528	727
Alexandria Real Estate Equities Inc.	7,448	722
Regency Centers Corp.	9,280	711
* Signature Bank	5,254	709
SEI Investments Co.	13,693	704
Raymond James Financial Inc.	12,551	704
WP Carey Inc.	10,701	686
Jack Henry & Associates Inc.	8,033	678
Voya Financial Inc.	19,972	656
Apartment Investment & Management Co.	15,346	655
FactSet Research Systems Inc.	4,111	654
Reinsurance Group of America Inc. Class A	6,472	642
National Retail Properties Inc.	13,885	629
American Capital Agency Corp.	32,746	619
American Campus Communities Inc.	12,853	604

Equity LifeStyle Properties Inc.	8,242	604
CIT Group Inc.	17,153	588
Leucadia National Corp.	32,358	586
Omega Healthcare Investors Inc.	18,028	575
Zions Bancorporation	19,970	560
Spirit Realty Capital Inc.	48,676	557
* SVB Financial Group	5,023	554
Liberty Property Trust	14,746	550
Kilroy Realty Corp.	8,661	547
Assurant Inc.	6,253	546
East West Bancorp Inc.	14,142	546
WR Berkley Corp.	9,567	546
Gaming and Leisure Properties Inc.	16,003	527
CBOE Holdings Inc.	8,236	524
Jones Lang LaSalle Inc.	4,430	522
Axis Capital Holdings Ltd.	9,347	515
DDR Corp.	29,860	514
American Financial Group Inc.	6,874	504
Old Republic International Corp.	25,728	493
RenaissanceRe Holdings Ltd.	4,255	491
Douglas Emmett Inc.	14,476	491
Forest City Realty Trust Inc. Class A	21,489	490
Starwood Property Trust Inc.	23,451	484
People's United Financial Inc.	30,425	483
* Realogy Holdings Corp.	14,395	472
Navient Corp.	33,792	463
Weingarten Realty Investors	12,229	460
PacWest Bancorp	11,004	459
Dun & Bradstreet Corp.	3,605	457
Lazard Ltd. Class A	12,412	437
Senior Housing Properties Trust	23,106	432
Brixmor Property Group Inc.	17,028	430
* Howard Hughes Corp.	3,932	430
Commerce Bancshares Inc.	8,589	420
Eaton Vance Corp.	11,533	419
Endurance Specialty Holdings Ltd.	6,161	418
Taubman Centers Inc.	6,081	417
Brown & Brown Inc.	11,507	415
Healthcare Trust of America Inc. Class A	13,721	414
Validus Holdings Ltd.	8,462	412
White Mountains Insurance Group Ltd.	501	403
Synovus Financial Corp.	12,409	399
Corrections Corp. of America	11,712	394
Hanover Insurance Group Inc.	4,449	386
First Niagara Financial Group Inc.	35,118	383
Hospitality Properties Trust	14,762	378
Assured Guaranty Ltd.	13,905	374
* Equity Commonwealth	12,890	372
Retail Properties of America Inc.	23,413	371
American Homes 4 Rent Class A	19,867	364
* WEX Inc.	3,913	361
Cullen/Frost Bankers Inc.	5,349	358
BankUnited Inc.	10,246	339
Tanger Factory Outlet Centers Inc.	9,583	338
Legg Mason Inc.	9,718	335
First Horizon National Corp.	23,019	335
* CoreLogic Inc.	8,942	333

Rayonier Inc.	12,833	333
Popular Inc.	10,515	330
Allied World Assurance Co. Holdings AG	8,858	328
Post Properties Inc.	5,343	324
Apple Hospitality REIT Inc.	17,250	314
Bank of Hawaii Corp.	4,373	314
Federated Investors Inc. Class B	9,489	307
* SLM Corp.	42,851	294
Communications Sales & Leasing Inc.	11,777	294
Brandywine Realty Trust	18,574	293
Aspen Insurance Holdings Ltd.	6,122	293
Two Harbors Investment Corp.	34,244	290
ProAssurance Corp.	5,524	290
Paramount Group Inc.	17,603	288
Piedmont Office Realty Trust Inc. Class A	14,299	287
Associated Banc-Corp	15,284	286
Chimera Investment Corp.	18,761	281
MFA Financial Inc.	37,753	272
Columbia Property Trust Inc.	12,738	263
Corporate Office Properties Trust	9,321	252
TCF Financial Corp.	17,519	252
Zillow Group Inc.	8,590	246
Interactive Brokers Group Inc.	5,984	240
NorthStar Realty Finance Corp.	17,779	240
NorthStar Asset Management Group Inc.	18,925	237
Erie Indemnity Co. Class A	2,386	234
Care Capital Properties Inc.	8,610	224
First Data Corp. Class A	17,730	222
AmTrust Financial Services Inc.	8,009	212
LPL Financial Holdings Inc.	7,492	209
Empire State Realty Trust Inc.	10,812	205
WP Glimcher Inc.	18,082	185
* Genworth Financial Inc. Class A	48,449	179
Waddell & Reed Financial Inc. Class A	8,290	177
BOK Financial Corp.	2,688	171
* Credit Acceptance Corp.	895	168
CBL & Associates Properties Inc.	17,299	166
OneMain Holdings Inc. Class A	5,094	159
Morningstar Inc.	1,856	157
Mercury General Corp.	2,601	137
* Zillow Group Inc. Class A	4,295	126
TFS Financial Corp.	6,657	123
Four Corners Property Trust Inc.	5,886	114
Artisan Partners Asset Management Inc. Class A	3,473	113
* Santander Consumer USA Holdings Inc.	8,690	112
TransUnion	3,166	105
CNA Financial Corp.	2,581	85
American National Insurance Co.	640	76
NorthStar Realty Europe Corp.	5,937	67
* LendingClub Corp.	6,640	32
Square Inc.	3,044	29
		397,021
Health Care (13.9%)
Johnson & Johnson	276,768	31,189
Pfizer Inc.	614,400	21,320
Merck & Co. Inc.	282,034	15,867
UnitedHealth Group Inc.	94,964	12,694

Amgen Inc.	75,933	11,994
Bristol-Myers Squibb Co.	166,146	11,913
Gilead Sciences Inc.	136,606	11,893
Medtronic plc	142,352	11,456
AbbVie Inc.	164,956	10,381
Allergan plc	39,170	9,234
* Celgene Corp.	79,031	8,339
Eli Lilly & Co.	97,587	7,322
* Biogen Inc.	22,268	6,452
Thermo Fisher Scientific Inc.	39,826	6,044
Abbott Laboratories	148,922	5,902
* Express Scripts Holding Co.	63,053	4,764
McKesson Corp.	23,151	4,240
Aetna Inc.	34,783	3,938
Stryker Corp.	33,749	3,752
Becton Dickinson and Co.	20,871	3,474
Anthem Inc.	26,182	3,460
Cigna Corp.	25,616	3,282
* Alexion Pharmaceuticals Inc.	21,512	3,246
* Regeneron Pharmaceuticals Inc.	7,856	3,134
* Boston Scientific Corp.	133,362	3,029
Cardinal Health Inc.	32,969	2,603
Humana Inc.	14,981	2,584
Baxalta Inc.	55,438	2,507
Zoetis Inc.	49,749	2,359
* Intuitive Surgical Inc.	3,701	2,349
* HCA Holdings Inc.	30,081	2,347
Baxter International Inc.	53,529	2,310
* Vertex Pharmaceuticals Inc.	24,569	2,289
St. Jude Medical Inc.	28,130	2,204
* Edwards Lifesciences Corp.	21,597	2,127
* Illumina Inc.	14,500	2,100
Zimmer Biomet Holdings Inc.	17,106	2,089
* Mylan NV	42,294	1,833
* Cerner Corp.	30,000	1,668
CR Bard Inc.	7,371	1,615
AmerisourceBergen Corp. Class A	20,719	1,554
Agilent Technologies Inc.	33,486	1,537
DENTSPLY SIRONA Inc.	23,808	1,480
* Henry Schein Inc.	8,419	1,463
* BioMarin Pharmaceutical Inc.	15,961	1,431
Perrigo Co. plc	14,500	1,390
* DaVita HealthCare Partners Inc.	17,457	1,350
* Incyte Corp.	15,803	1,334
* Laboratory Corp. of America Holdings	10,004	1,280
Universal Health Services Inc. Class B	9,302	1,254
Quest Diagnostics Inc.	14,524	1,121
* Centene Corp.	16,640	1,038
* Medivation Inc.	15,944	964
* Jazz Pharmaceuticals plc	6,066	919
* Varian Medical Systems Inc.	10,176	842
* Hologic Inc.	24,195	833
ResMed Inc.	14,068	831
* IDEXX Laboratories Inc.	9,232	808
Cooper Cos. Inc.	4,755	774
* Mallinckrodt plc	10,810	685
Teleflex Inc.	4,207	678

*	Alkermes plc	14,546	675
*	Align Technology Inc.	7,966	628
*	MEDNAX Inc.	9,172	628
	PerkinElmer Inc.	11,416	625
*	United Therapeutics Corp.	4,779	569
*	Quintiles Transnational Holdings Inc.	7,800	530
*	Alnylam Pharmaceuticals Inc.	7,373	529
*	VCA Inc.	8,056	523
*	DexCom Inc.	7,823	505
*	QIAGEN NV	22,855	493
*	athenahealth Inc.	3,778	479
*	Envision Healthcare Holdings Inc.	18,077	448
*	Seattle Genetics Inc.	10,432	422
	Patterson Cos. Inc.	8,460	413
*	Charles River Laboratories International Inc.	4,704	404
	Bio-Techne Corp.	3,643	400
*	Alere Inc.	8,476	364
*	Endo International plc	22,104	349
*	Acadia Healthcare Co. Inc.	5,869	346
*	Bio-Rad Laboratories Inc. Class A	2,261	337
*,^ OPKO Health Inc.		30,618	325
*	Brookdale Senior Living Inc.	17,979	323
*	LifePoint Health Inc.	4,464	296
	Bruker Corp.	11,118	294
	Hill-Rom Holdings Inc.	5,749	282
*	Tenet Healthcare Corp.	9,725	281
	Ionis Pharmaceuticals Inc.	11,718	266
*	Allscripts Healthcare Solutions Inc.	18,638	251
*	Veeva Systems Inc. Class A	7,388	243
*	Intercept Pharmaceuticals Inc.	1,600	237
*	Akorn Inc.	7,691	230
*	Bluebird Bio Inc.	3,496	158
*	Community Health Systems Inc.	11,670	157
*,^ Intrexon Corp.		5,086	156
*	Agios Pharmaceuticals Inc.	2,597	145
*	Premier Inc. Class A	3,620	115
*	Puma Biotechnology Inc.	2,515	95
*	VWR Corp.	2,855	82
*	Juno Therapeutics Inc.	1,098	48
	Quorum Health Corp.	2,912	39
			288,559
Materials & Processing (3.6%)
	EI du Pont de Nemours & Co.	90,139	5,896
	Dow Chemical Co.	111,909	5,748
	Monsanto Co.	43,981	4,947
	Praxair Inc.	28,684	3,151
	Ecolab Inc.	26,284	3,081
	Air Products & Chemicals Inc.	21,447	3,059
	PPG Industries Inc.	27,015	2,909
	LyondellBasell Industries NV Class A	34,593	2,814
	Sherwin-Williams Co.	8,114	2,362
	International Paper Co.	42,226	1,780
	Ingersoll-Rand plc	26,227	1,752
	Newmont Mining Corp.	52,551	1,703
	Nucor Corp.	32,043	1,554
	Vulcan Materials Co.	13,170	1,538
	Freeport-McMoRan Inc.	126,111	1,397

Fastenal Co.	29,735	1,369
Alcoa Inc.	131,871	1,222
Martin Marietta Materials Inc.	6,446	1,219
Masco Corp.	34,764	1,135
Acuity Brands Inc.	4,285	1,110
Eastman Chemical Co.	14,657	1,075
Celanese Corp. Class A	15,109	1,065
International Flavors & Fragrances Inc.	8,254	1,065
WestRock Co.	26,035	1,031
Ball Corp.	14,016	1,013
Sealed Air Corp.	19,444	903
Mosaic Co.	35,178	888
Valspar Corp.	8,094	877
Albemarle Corp.	11,047	867
* Crown Holdings Inc.	13,666	713
Ashland Inc.	6,257	709
RPM International Inc.	13,336	669
Packaging Corp. of America	9,581	654
CF Industries Holdings Inc.	23,180	641
FMC Corp.	13,152	625
Owens Corning	11,575	591
Steel Dynamics Inc.	23,805	588
WR Grace & Co.	7,107	552
Reliance Steel & Aluminum Co.	7,385	549
Lennox International Inc.	3,995	549
Bemis Co. Inc.	9,575	482
AptarGroup Inc.	6,170	477
Sonoco Products Co.	9,899	472
Graphic Packaging Holding Co.	32,357	434
Hexcel Corp.	9,484	414
Eagle Materials Inc.	5,089	399
Royal Gold Inc.	6,365	357
Watsco Inc.	2,602	349
NewMarket Corp.	856	347
Valmont Industries Inc.	2,276	315
Scotts Miracle-Gro Co. Class A	4,445	309
Huntsman Corp.	19,967	298
* Owens-Illinois Inc.	15,719	297
^ Southern Copper Corp.	11,284	294
Cabot Corp.	6,423	294
* Axalta Coating Systems Ltd.	10,208	287
Tahoe Resources Inc.	22,301	266
Compass Minerals International Inc.	3,387	264
* USG Corp.	9,008	260
Domtar Corp.	6,452	249
Timken Co.	7,016	233
^ United States Steel Corp.	14,296	207
Silgan Holdings Inc.	3,960	202
Westlake Chemical Corp.	3,918	173
GCP Applied Technologies Inc.	7,107	169
* Armstrong World Industries Inc.	4,069	168
Chemours Co.	17,720	154
^ Allegheny Technologies Inc.	10,682	132
Ingevity Corp.	4,339	126
* Platform Specialty Products Corp.	12,915	123
Armstrong Flooring Inc.	1,910	32
		73,953

Other (0.0%)[2]
Restaurant Brands International LP	78	3

Producer Durables (10.7%)
General Electric Co.	938,351	28,366
3M Co.	63,407	10,673
Honeywell International Inc.	77,950	8,873
United Technologies Corp.	83,356	8,384
Boeing Co.	64,996	8,199
Accenture plc Class A	62,726	7,463
Union Pacific Corp.	87,307	7,350
United Parcel Service Inc. Class B	69,895	7,205
Lockheed Martin Corp.	27,081	6,397
Danaher Corp.	59,630	5,865
FedEx Corp.	26,897	4,437
Caterpillar Inc.	60,051	4,354
Automatic Data Processing Inc.	46,811	4,112
Raytheon Co.	30,380	3,939
General Dynamics Corp.	27,714	3,932
Northrop Grumman Corp.	18,271	3,886
Emerson Electric Co.	66,796	3,475
Delta Air Lines Inc.	76,888	3,342
Illinois Tool Works Inc.	29,977	3,178
Eaton Corp. plc	46,790	2,884
Southwest Airlines Co.	66,856	2,840
Waste Management Inc.	45,760	2,789
Deere & Co.	31,608	2,601
CSX Corp.	98,267	2,597
Norfolk Southern Corp.	30,482	2,562
PACCAR Inc.	35,566	1,983
Cummins Inc.	17,143	1,962
American Airlines Group Inc.	57,611	1,838
Tyco International plc	41,774	1,780
Paychex Inc.	32,585	1,767
Roper Technologies Inc.	10,149	1,736
Stanley Black & Decker Inc.	15,258	1,727
Parker-Hannifin Corp.	13,750	1,579
Rockwell Automation Inc.	13,521	1,569
* United Continental Holdings Inc.	33,457	1,509
WW Grainger Inc.	6,230	1,423
* TransDigm Group Inc.	5,265	1,388
* Verisk Analytics Inc. Class A	16,731	1,328
Rockwell Collins Inc.	13,446	1,189
Republic Services Inc. Class A	24,172	1,167
* Waters Corp.	8,444	1,161
AMETEK Inc.	23,860	1,141
Dover Corp.	16,274	1,086
L-3 Communications Holdings Inc.	7,882	1,081
CH Robinson Worldwide Inc.	14,388	1,079
Pentair plc	17,714	1,067
Textron Inc.	27,381	1,042
* Mettler-Toledo International Inc.	2,758	1,035
Kansas City Southern	10,916	1,016
Xerox Corp.	99,919	996
Snap-on Inc.	5,770	934
Expeditors International of Washington Inc.	18,934	919
Alaska Air Group Inc.	12,949	860

* Stericycle Inc.	8,748	857
Cintas Corp.	9,016	855
* IHS Inc. Class A	6,835	840
Xylem Inc.	17,804	795
JB Hunt Transport Services Inc.	9,082	751
Huntington Ingalls Industries Inc.	4,799	736
Fluor Corp.	13,654	721
* Middleby Corp.	5,636	700
* CoStar Group Inc.	3,310	684
Wabtec Corp.	8,837	684
Avery Dennison Corp.	8,957	666
Carlisle Cos. Inc.	6,378	662
* Trimble Navigation Ltd.	25,603	655
Allegion plc	9,631	651
IDEX Corp.	7,665	639
Flowserve Corp.	13,180	634
* Jacobs Engineering Group Inc.	12,309	624
* United Rentals Inc.	8,928	622
* Spirit AeroSystems Holdings Inc. Class A	13,013	609
Hubbell Inc. Class B	5,710	607
AO Smith Corp.	7,281	599
* HD Supply Holdings Inc.	16,740	591
ManpowerGroup Inc.	7,212	575
Robert Half International Inc.	13,529	563
* JetBlue Airways Corp.	31,165	559
* Copart Inc.	10,976	543
Orbital ATK Inc.	5,922	515
* Keysight Technologies Inc.	16,644	510
B/E Aerospace Inc.	10,528	502
Macquarie Infrastructure Corp.	6,829	489
Toro Co.	5,473	489
Nordson Corp.	5,560	484
* AECOM	14,848	477
Allison Transmission Holdings Inc.	16,707	469
Donaldson Co. Inc.	13,566	455
* Genpact Ltd.	15,808	446
Graco Inc.	5,481	440
* Old Dominion Freight Line Inc.	6,819	439
FLIR Systems Inc.	13,884	432
Lincoln Electric Holdings Inc.	6,897	415
* Kirby Corp.	5,622	394
BWX Technologies Inc.	10,651	375
Ryder System Inc.	5,376	374
Chicago Bridge & Iron Co. NV	9,633	368
* Quanta Services Inc.	15,149	364
AGCO Corp.	6,998	363
Pitney Bowes Inc.	18,882	352
MSC Industrial Direct Co. Inc. Class A	4,633	347
RR Donnelley & Sons Co.	20,559	335
* Genesee & Wyoming Inc. Class A	5,575	335
Oshkosh Corp.	7,208	331
National Instruments Corp.	11,078	317
* Spirit Airlines Inc.	7,256	315
ITT Inc.	8,779	312
Air Lease Corp. Class A	10,323	310
* Clean Harbors Inc.	5,985	308
Landstar System Inc.	4,449	302

Booz Allen Hamilton Holding Corp. Class A	10,048	294
Crane Co.	4,921	282
Trinity Industries Inc.	15,183	274
Rollins Inc.	9,559	272
* Zebra Technologies Corp.	5,078	270
* Colfax Corp.	9,858	267
* WESCO International Inc.	4,541	265
Regal Beloit Corp.	4,464	255
Lexmark International Inc. Class A	6,259	237
Manitowoc Foodservice Inc.	13,881	229
Terex Corp.	10,321	219
KBR Inc.	14,612	213
Covanta Holding Corp.	11,712	195
Kennametal Inc.	7,763	190
Triumph Group Inc.	4,894	185
GATX Corp.	3,990	183
^ Copa Holdings SA Class A	3,287	170
Joy Global Inc.	9,520	162
TopBuild Corp.	3,813	138
SPX FLOW Inc.	4,005	120
Babcock & Wilcox Enterprises Inc.	5,225	114
Manitowoc Co. Inc.	13,881	79
SPX Corp.	3,989	66
Teekay Corp.	4,625	49
		221,579
Technology (16.7%)
Apple Inc.	574,792	57,399
Microsoft Corp.	807,131	42,778
* Facebook Inc. Class A	215,957	25,658
Alphabet Inc. Class C	29,352	21,595
Alphabet Inc. Class A	28,769	21,544
Intel Corp.	473,522	14,959
Cisco Systems Inc.	507,712	14,749
International Business Machines Corp.	90,677	13,941
Oracle Corp.	316,477	12,722
QUALCOMM Inc.	149,801	8,227
Texas Instruments Inc.	103,640	6,281
Broadcom Ltd.	37,711	5,821
* salesforce.com Inc.	65,627	5,494
EMC Corp.	193,502	5,408
* Adobe Systems Inc.	49,818	4,955
* Cognizant Technology Solutions Corp. Class A	61,076	3,752
* Yahoo! Inc.	93,803	3,559
Hewlett Packard Enterprise Co.	170,782	3,154
Applied Materials Inc.	114,987	2,808
Intuit Inc.	25,556	2,726
NVIDIA Corp.	53,871	2,517
* Electronic Arts Inc.	31,423	2,412
Corning Inc.	111,343	2,326
HP Inc.	173,136	2,317
Activision Blizzard Inc.	50,467	1,981
Analog Devices Inc.	31,445	1,839
Amphenol Corp. Class A	30,969	1,818
* LinkedIn Corp. Class A	10,952	1,495
* Red Hat Inc.	18,474	1,431
* Micron Technology Inc.	108,156	1,376
* Citrix Systems Inc.	16,184	1,374

*	Autodesk Inc.	22,999	1,340
	Lam Research Corp.	15,657	1,297
	Western Digital Corp.	27,704	1,289
*	SBA Communications Corp. Class A	12,808	1,273
	Skyworks Solutions Inc.	18,946	1,265
	Motorola Solutions Inc.	17,602	1,219
	Xilinx Inc.	25,675	1,217
	KLA-Tencor Corp.	16,207	1,182
*	ServiceNow Inc.	16,330	1,170
	Microchip Technology Inc.	21,968	1,135
	Linear Technology Corp.	23,621	1,118
	Maxim Integrated Products Inc.	28,333	1,075
	Symantec Corp.	60,973	1,058
*	Palo Alto Networks Inc.	7,817	1,020
*	Akamai Technologies Inc.	18,140	990
	Harris Corp.	12,502	985
	CA Inc.	29,501	953
	Juniper Networks Inc.	39,307	920
	Amdocs Ltd.	15,304	887
	CDK Global Inc.	16,018	886
*	Twitter Inc.	57,144	870
*	Gartner Inc.	8,450	859
*	VeriSign Inc.	9,781	836
*	Workday Inc. Class A	10,591	803
*	ANSYS Inc.	8,859	789
*	Synopsys Inc.	15,240	787
*	Splunk Inc.	13,212	759
	NetApp Inc.	29,165	745
*	Qorvo Inc.	14,442	736
*	F5 Networks Inc.	6,579	725
*	Cadence Design Systems Inc.	28,857	713
	Computer Sciences Corp.	13,641	671
*	Arrow Electronics Inc.	9,411	608
*	Ultimate Software Group Inc.	2,821	577
	CDW Corp.	12,960	552
	Avnet Inc.	13,388	549
	Ingram Micro Inc.	14,612	506
	SS&C Technologies Holdings Inc.	7,968	491
*,^ VMware Inc. Class A		7,995	484
*	Fortinet Inc.	14,084	482
	Marvell Technology Group Ltd.	44,849	459
	ARRIS International plc	17,944	432
	Brocade Communications Systems Inc.	47,281	428
	Teradyne Inc.	21,119	418
*	ON Semiconductor Corp.	42,147	412
*	PTC Inc.	11,486	410
	DST Systems Inc.	3,385	409
*	NCR Corp.	13,052	403
	IAC/InterActiveCorp	7,205	403
*	Nuance Communications Inc.	22,404	375
	Jabil Circuit Inc.	19,331	369
*	Teradata Corp.	13,004	369
	Cognex Corp.	8,522	367
*	IMS Health Holdings Inc.	13,433	351
	CSRA Inc.	13,641	338
	Cypress Semiconductor Corp.	30,978	329
*	CommScope Holding Co. Inc.	10,565	329

	Leidos Holdings Inc.	6,658	329
*	NetSuite Inc.	4,078	323
	Sabre Corp.	11,177	315
*	IPG Photonics Corp.	3,530	305
*	VeriFone Systems Inc.	11,505	304
*	Rackspace Hosting Inc.	11,390	285
*	Tableau Software Inc. Class A	4,891	252
*	Arista Networks Inc.	3,409	250
	Dolby Laboratories Inc. Class A	5,099	242
*	Cree Inc.	10,039	242
*	FireEye Inc.	13,516	215
*	EchoStar Corp. Class A	4,642	186
*	Zynga Inc. Class A	71,106	183
*	Yelp Inc. Class A	6,391	167
	Viavi Solutions Inc.	23,070	158
*	Groupon Inc. Class A	43,769	155
*,^ 3D Systems Corp.		10,995	147
	Lumentum Holdings Inc.	4,558	115
*	GoDaddy Inc. Class A	2,302	75
*	Black Knight Financial Services Inc. Class A	2,022	71
	Atlassian Corp. plc Class A	2,465	56
^	Match Group Inc.	3,470	49
*	Inovalon Holdings Inc. Class A	2,554	47
			345,309
Utilities (5.8%)
	AT&T Inc.	607,412	23,780
	Verizon Communications Inc.	406,995	20,716
	Duke Energy Corp.	68,901	5,390
	NextEra Energy Inc.	44,393	5,332
	Southern Co.	90,980	4,498
	Dominion Resources Inc.	59,042	4,266
	American Electric Power Co. Inc.	48,802	3,159
	Exelon Corp.	91,968	3,152
	PG&E Corp.	47,756	2,869
	Sempra Energy	24,700	2,646
	PPL Corp.	66,374	2,558
	Edison International	32,765	2,347
	Public Service Enterprise Group Inc.	50,454	2,258
	Consolidated Edison Inc.	29,327	2,148
	Xcel Energy Inc.	50,268	2,080
	WEC Energy Group Inc.	31,808	1,913
	Eversource Energy	31,980	1,767
	DTE Energy Co.	18,087	1,640
*	Level 3 Communications Inc.	28,719	1,549
	CenturyLink Inc.	56,840	1,541
	FirstEnergy Corp.	41,985	1,378
	Entergy Corp.	17,747	1,347
	American Water Works Co. Inc.	18,078	1,340
	Ameren Corp.	24,162	1,197
*	T-Mobile US Inc.	27,868	1,192
	CMS Energy Corp.	28,066	1,174
	SCANA Corp.	14,537	1,016
	CenterPoint Energy Inc.	42,426	956
	Alliant Energy Corp.	22,554	836
	Pinnacle West Capital Corp.	11,086	816
	AGL Resources Inc.	11,931	785
	Westar Energy Inc. Class A	13,881	782

	NiSource Inc.			31,866	760
	AES Corp.			67,852	752
	UGI Corp.			16,931	727
	Atmos Energy Corp.			9,947	725
	ITC Holdings Corp.			15,235	678
	TECO Energy Inc.			23,160	638
	Frontier Communications Corp.			115,322	596
	OGE Energy Corp.			19,637	593
	Aqua America Inc.			17,392	562
*	Calpine Corp.			36,663	543
	NRG Energy Inc.			30,629	502
	National Fuel Gas Co.			8,419	463
	Great Plains Energy Inc.			15,287	446
	MDU Resources Group Inc.			19,468	445
	Questar Corp.			17,323	437
	Vectren Corp.			8,229	409
*	Zayo Group Holdings Inc.			14,126	392
	Hawaiian Electric Industries Inc.			10,647	350
	Telephone & Data Systems Inc.			9,603	276
*,^ Sprint Corp.				72,317	275
	Avangrid Inc.			5,636	237
*	United States Cellular Corp.			1,201	45
					119,279
Total Common Stocks (Cost $1,800,783)					2,057,652
		Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[3,4] Vanguard Market Liquidity Fund		0.523%		13,962,000	13,962

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.501%	10/19/16	300,000	299
6	United States Treasury Bill	0.391%	8/4/16	300,000	300
					599
Total Temporary Cash Investments (Cost $14,561)					14,561
Total Investments (100.2%) (Cost $1,815,344)					2,072,213
Other Assets and Liabilities-Net (-0.2%)[4,6]					(5,065)
Net Assets (100%)					2,067,148

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,635,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $2,759,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $300,000 and cash of $100,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,057,652	—	—
U.S. Government and Agency Obligations	—	599	—
Temporary Cash Investments	13,961	—	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	2,071,602	599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Russell 1000 Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	89	9,322	218

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $1,815,344,000. Net unrealized appreciation of investment securities for tax purposes was $256,869,000, consisting of unrealized gains of $308,019,000 on securities that had risen in value since their purchase and $51,150,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (6.2%)
Wal-Mart Stores Inc.	295,778	20,935
Ford Motor Co.	731,566	9,869
General Motors Co.	300,192	9,390
Target Corp.	103,149	7,095
Time Warner Inc.	74,927	5,669
Johnson Controls Inc.	95,565	4,219
Carnival Corp.	75,583	3,608
Comcast Corp. Class A	45,603	2,887
Royal Caribbean Cruises Ltd.	32,075	2,482
Whirlpool Corp.	13,512	2,359
Mattel Inc.	63,411	2,022
Twenty-First Century Fox Inc. Class A	67,888	1,961
* MGM Resorts International	77,362	1,768
Coach Inc.	44,126	1,739
Best Buy Co. Inc.	51,983	1,672
PVH Corp.	15,279	1,433
Goodyear Tire & Rubber Co.	50,635	1,416
Darden Restaurants Inc.	19,036	1,291
* Liberty Interactive Corp. QVC Group Class A	47,617	1,285
Kohl's Corp.	35,447	1,278
PulteGroup Inc.	64,406	1,208
Liberty SiriusXM Group C Shares	37,841	1,190
Newell Brands Inc.	24,729	1,179
Nielsen Holdings plc	21,166	1,130
Fortune Brands Home & Security Inc.	19,109	1,121
Cablevision Systems Corp. Class A	32,164	1,115
News Corp. Class A	92,930	1,111
DR Horton Inc.	35,524	1,086
Staples Inc.	119,408	1,051
Ralph Lauren Corp. Class A	10,559	996
TEGNA Inc.	42,457	975
Garmin Ltd.	21,907	932
Lennar Corp. Class A	19,585	893
Twenty-First Century Fox Inc.	28,976	847
KAR Auction Services Inc.	17,680	726
* Liberty Broadband Corp.	12,385	716
Harley-Davidson Inc.	15,294	710
* Mohawk Industries Inc.	3,529	694
* DISH Network Corp. Class A	13,358	667
Tribune Media Co. Class A	15,501	624
Liberty SiriusXM Group	19,453	620
* Toll Brothers Inc.	21,165	617
Outfront Media Inc.	26,336	586
GameStop Corp. Class A	19,960	581
Macy's Inc.	16,352	543
* Vista Outdoor Inc.	10,318	518
John Wiley & Sons Inc. Class A	8,786	473
* Murphy USA Inc.	6,853	466
Gentex Corp.	27,832	461

*	JC Penney Co. Inc.	56,439	440
	Wendy's Co.	38,597	397
*	Cabela's Inc.	8,030	390
	Lear Corp.	3,267	388
	Hasbro Inc.	4,038	352
	Gannett Co. Inc.	22,084	345
	Cable One Inc.	697	342
	Graham Holdings Co. Class B	677	337
	Tiffany & Co.	5,383	334
	Avon Products Inc.	80,394	314
*	Office Depot Inc.	84,153	301
*	Liberty Broadband Corp. Class A	5,037	291
	AMERCO	741	279
*	Hyatt Hotels Corp. Class A	6,056	278
	Aaron's Inc.	10,928	274
	Expedia Inc.	2,397	267
	DSW Inc. Class A	11,785	249
	Dick's Sporting Goods Inc.	5,767	247
	Brunswick Corp.	4,538	217
	Penske Automotive Group Inc.	5,269	208
	Dillard's Inc. Class A	3,440	203
	Genuine Parts Co.	2,034	197
	Foot Locker Inc.	3,454	193
	Wynn Resorts Ltd.	1,908	184
	Liberty Media Group	9,210	175
*	Discovery Communications Inc.	5,087	136
	International Game Technology plc	6,662	126
	Aramark	3,664	122
*	Norwegian Cruise Line Holdings Ltd.	2,324	108
	CST Brands Inc.	2,634	100
	Liberty Media Group Class A	4,863	95
*	Discovery Communications Inc. Class A	3,361	94
	H&R Block Inc.	4,014	86
	Lennar Corp. Class B	1,857	68
	Liberty Braves Group	3,688	55
	Tupperware Brands Corp.	956	54
*	Fossil Group Inc.	1,429	40
	Fitbit Inc. Class A	2,709	38
	Liberty Braves Group Class A	1,945	30
*,^ Sears Holdings Corp.		2,188	29
	Clear Channel Outdoor Holdings Inc. Class A	4,074	26
	Liberty Braves Group Class A Rights Expire 06/16/16	2,642	6
			116,629
Consumer Staples (6.1%)
	Procter & Gamble Co.	507,872	41,158
	Philip Morris International Inc.	145,584	14,366
	Mondelez International Inc. Class A	304,165	13,532
	Walgreens Boots Alliance Inc.	136,725	10,583
	Archer-Daniels-Midland Co.	109,925	4,702
	Sysco Corp.	72,423	3,484
	Tyson Foods Inc. Class A	52,144	3,326
	ConAgra Foods Inc.	68,863	3,147
	Molson Coors Brewing Co. Class B	29,597	2,935
	JM Smucker Co.	22,316	2,882
	Bunge Ltd.	26,912	1,805
	Kimberly-Clark Corp.	14,068	1,787
	CVS Health Corp.	15,364	1,482

Colgate-Palmolive Co.	20,939	1,474
Altria Group Inc.	21,872	1,392
Ingredion Inc.	11,566	1,358
Edgewell Personal Care Co.	11,533	916
Pinnacle Foods Inc.	21,537	907
Campbell Soup Co.	13,269	804
Clorox Co.	5,156	663
* Rite Aid Corp.	75,852	584
Energizer Holdings Inc.	11,933	565
Nu Skin Enterprises Inc. Class A	9,173	362
Kellogg Co.	4,769	355
^ Pilgrim's Pride Corp.	11,273	280
Whole Foods Market Inc.	5,292	171
Brown-Forman Corp. Class B	1,423	140
* Herbalife Ltd.	2,253	130
^ Blue Buffalo Pet Products Inc.	3,621	94
Flowers Foods Inc.	4,762	89
Brown-Forman Corp. Class A	315	33
		115,506
Energy (13.4%)
Exxon Mobil Corp.	782,693	69,675
Chevron Corp.	352,045	35,557
Schlumberger Ltd.	234,732	17,910
Occidental Petroleum Corp.	143,871	10,854
ConocoPhillips	231,006	10,116
Phillips 66	101,249	8,136
EOG Resources Inc.	93,716	7,625
Halliburton Co.	158,813	6,699
Kinder Morgan Inc.	334,337	6,045
Valero Energy Corp.	90,251	4,937
Anadarko Petroleum Corp.	95,190	4,937
Pioneer Natural Resources Co.	30,106	4,827
Apache Corp.	70,261	4,015
Spectra Energy Corp.	125,328	3,993
Baker Hughes Inc.	81,389	3,775
Marathon Petroleum Corp.	94,087	3,277
Devon Energy Corp.	89,393	3,226
Hess Corp.	51,601	3,092
* Concho Resources Inc.	24,111	2,926
Noble Energy Inc.	80,348	2,872
National Oilwell Varco Inc.	72,348	2,384
EQT Corp.	32,352	2,370
Cimarex Energy Co.	17,694	2,057
Marathon Oil Corp.	157,116	2,053
Columbia Pipeline Group Inc.	74,556	1,904
Tesoro Corp.	22,031	1,720
* Newfield Exploration Co.	37,244	1,518
* Cheniere Energy Inc.	44,346	1,425
Range Resources Corp.	29,356	1,250
* Diamondback Energy Inc.	13,259	1,206
Helmerich & Payne Inc.	17,783	1,087
Murphy Oil Corp.	32,935	1,018
* Southwestern Energy Co.	71,079	972
ONEOK Inc.	21,466	928
* Weatherford International plc	165,105	926
Energen Corp.	18,212	867
HollyFrontier Corp.	28,784	770

	QEP Resources Inc.	39,705	740
*	First Solar Inc.	14,332	712
*	Gulfport Energy Corp.	23,007	707
	Targa Resources Corp.	15,266	654
	CONSOL Energy Inc.	42,249	649
	Ensco plc Class A	56,155	555
	World Fuel Services Corp.	11,258	518
	Oceaneering International Inc.	15,537	514
	Patterson-UTI Energy Inc.	27,566	513
	Superior Energy Services Inc.	28,533	492
	Nabors Industries Ltd.	52,054	489
	PBF Energy Inc. Class A	18,332	483
*	Continental Resources Inc.	11,170	470
*	Whiting Petroleum Corp.	37,745	466
*	Chesapeake Energy Corp.	108,365	465
*	Dril-Quip Inc.	7,368	450
*	WPX Energy Inc.	43,370	446
*	FMC Technologies Inc.	15,292	416
*	Antero Resources Corp.	13,848	402
	SM Energy Co.	12,515	394
	Rowan Cos. plc Class A	23,080	391
	Noble Corp. plc	45,429	379
*	NOW Inc.	20,669	358
*	Rice Energy Inc.	16,128	327
	Diamond Offshore Drilling Inc.	11,948	308
	Golar LNG Ltd.	16,660	290
	Denbury Resources Inc.	70,737	284
*	Laredo Petroleum Inc.	22,814	276
*,^ Seadrill Ltd.		71,511	221
*	Kosmos Energy Ltd.	31,612	181
*	SunPower Corp. Class A	9,411	165
*	RPC Inc.	10,311	152
*	Cobalt International Energy Inc.	67,681	152
	California Resources Corp.	84,566	129
	Frank's International NV	6,408	103
	TerraForm Power Inc. Class A	10,136	86
*	EP Energy Corp. Class A	10,711	60
	CVR Energy Inc.	1,899	37
			253,383
Financial Services (29.0%)
*	Berkshire Hathaway Inc. Class B	325,568	45,755
	JPMorgan Chase & Co.	694,744	45,346
	Wells Fargo & Co.	872,120	44,234
	Bank of America Corp.	1,965,945	29,076
	Citigroup Inc.	568,001	26,452
	US Bancorp	313,257	13,414
	Goldman Sachs Group Inc.	80,801	12,886
	American International Group Inc.	215,187	12,455
	Chubb Ltd.	86,890	11,001
	PNC Financial Services Group Inc.	97,049	8,709
	American Express Co.	123,907	8,148
	MetLife Inc.	175,563	7,997
	Bank of New York Mellon Corp.	187,490	7,886
	Morgan Stanley	287,129	7,859
	Capital One Financial Corp.	97,379	7,132
	Prudential Financial Inc.	84,756	6,717
	Travelers Cos. Inc.	55,250	6,306

CME Group Inc.	59,818	5,856
BlackRock Inc.	16,027	5,831
Aflac Inc.	81,348	5,650
BB&T Corp.	151,204	5,499
Allstate Corp.	72,372	4,886
State Street Corp.	77,179	4,867
* Synchrony Financial	155,727	4,859
Equity Residential	67,964	4,704
Prologis Inc.	98,268	4,671
AvalonBay Communities Inc.	24,648	4,434
Discover Financial Services	77,735	4,416
SunTrust Banks Inc.	96,648	4,235
Ventas Inc.	61,858	4,103
Intercontinental Exchange Inc.	14,032	3,804
Progressive Corp.	109,555	3,648
M&T Bank Corp.	29,790	3,560
Weyerhaeuser Co.	111,646	3,517
Vornado Realty Trust	35,272	3,369
Hartford Financial Services Group Inc.	74,045	3,345
Northern Trust Corp.	43,785	3,244
General Growth Properties Inc.	107,653	2,893
HCP Inc.	86,352	2,838
Realty Income Corp.	46,729	2,808
Essex Property Trust Inc.	12,252	2,784
Fifth Third Bancorp	143,449	2,707
Marsh & McLennan Cos. Inc.	40,195	2,656
Thomson Reuters Corp.	61,360	2,580
Franklin Resources Inc.	68,480	2,558
Welltower Inc.	35,943	2,477
Principal Financial Group Inc.	55,125	2,456
Regions Financial Corp.	236,790	2,328
Fidelity National Information Services Inc.	30,402	2,258
* Markel Corp.	2,356	2,245
Invesco Ltd.	70,514	2,214
Host Hotels & Resorts Inc.	141,410	2,178
Kimco Realty Corp.	77,155	2,174
Loews Corp.	53,256	2,156
Cincinnati Financial Corp.	30,904	2,135
Macerich Co.	27,658	2,111
KeyCorp	159,443	2,044
Lincoln National Corp.	44,483	2,040
First Republic Bank	26,551	1,923
Charles Schwab Corp.	62,409	1,908
SL Green Realty Corp.	18,630	1,888
Annaly Capital Management Inc.	178,185	1,885
FNF Group	52,150	1,823
XL Group plc Class A	52,970	1,820
UDR Inc.	48,041	1,731
Unum Group	46,805	1,728
* Arch Capital Group Ltd.	23,201	1,686
* Alleghany Corp.	2,994	1,631
VEREIT Inc.	169,316	1,624
Huntington Bancshares Inc.	151,036	1,578
Comerica Inc.	33,504	1,578
Duke Realty Corp.	64,710	1,532
* E*TRADE Financial Corp.	54,547	1,521
Everest Re Group Ltd.	8,389	1,503

* Ally Financial Inc.	83,388	1,496
Torchmark Corp.	23,739	1,463
Mid-America Apartment Communities Inc.	14,103	1,452
Nasdaq Inc.	21,832	1,441
New York Community Bancorp Inc.	90,479	1,424
Camden Property Trust	16,360	1,394
Citizens Financial Group Inc.	57,492	1,354
Regency Centers Corp.	17,421	1,334
Raymond James Financial Inc.	23,634	1,325
Alexandria Real Estate Equities Inc.	13,518	1,310
WP Carey Inc.	19,529	1,252
Apartment Investment & Management Co.	29,202	1,245
Voya Financial Inc.	37,786	1,242
Reinsurance Group of America Inc. Class A	12,318	1,221
National Retail Properties Inc.	26,370	1,195
American Capital Agency Corp.	62,375	1,178
American Campus Communities Inc.	24,490	1,152
Digital Realty Trust Inc.	11,832	1,129
CIT Group Inc.	32,210	1,104
Iron Mountain Inc.	29,715	1,092
East West Bancorp Inc.	27,354	1,056
Zions Bancorporation	37,451	1,049
Liberty Property Trust	27,860	1,040
Assurant Inc.	11,808	1,032
Kilroy Realty Corp.	16,334	1,032
WR Berkley Corp.	18,063	1,030
Spirit Realty Capital Inc.	89,388	1,024
Axis Capital Holdings Ltd.	17,960	991
Leucadia National Corp.	53,558	969
DDR Corp.	56,065	965
American Financial Group Inc.	13,103	960
RenaissanceRe Holdings Ltd.	8,108	937
Forest City Realty Trust Inc. Class A	40,720	929
Old Republic International Corp.	48,226	924
Douglas Emmett Inc.	27,119	919
Starwood Property Trust Inc.	44,403	916
People's United Financial Inc.	57,353	911
Navient Corp.	63,735	874
PacWest Bancorp	20,860	869
Weingarten Realty Investors	22,764	857
Brixmor Property Group Inc.	32,960	832
Senior Housing Properties Trust	43,638	815
Omega Healthcare Investors Inc.	25,136	802
Endurance Specialty Holdings Ltd.	11,742	798
Commerce Bancshares Inc.	16,114	788
Brown & Brown Inc.	21,524	776
Validus Holdings Ltd.	15,725	766
White Mountains Insurance Group Ltd.	945	761
Synovus Financial Corp.	23,493	756
Corrections Corp. of America	22,047	741
First Niagara Financial Group Inc.	66,271	724
Hanover Insurance Group Inc.	8,311	720
Assured Guaranty Ltd.	26,726	719
Hospitality Properties Trust	27,857	713
American Homes 4 Rent Class A	38,768	711
Retail Properties of America Inc.	44,167	700
* Equity Commonwealth	24,228	700

Healthcare Trust of America Inc. Class A	22,822	689
Cullen/Frost Bankers Inc.	10,184	681
Arthur J Gallagher & Co.	14,033	678
BankUnited Inc.	19,363	641
First Horizon National Corp.	43,976	640
Allied World Assurance Co. Holdings AG	16,815	624
Popular Inc.	19,814	621
Rayonier Inc.	23,798	617
Dun & Bradstreet Corp.	4,784	607
Public Storage	2,391	607
Apple Hospitality REIT Inc.	32,549	593
Bank of Hawaii Corp.	8,192	589
* Realogy Holdings Corp.	17,490	574
Piedmont Office Realty Trust Inc. Class A	28,191	565
Communications Sales & Leasing Inc.	22,404	560
Paramount Group Inc.	34,138	559
Aspen Insurance Holdings Ltd.	11,646	557
Two Harbors Investment Corp.	64,681	549
ProAssurance Corp.	10,428	547
Gaming and Leisure Properties Inc.	16,568	545
Associated Banc-Corp	28,650	535
Brandywine Realty Trust	33,528	529
Ameriprise Financial Inc.	5,153	524
Chimera Investment Corp.	34,918	523
MFA Financial Inc.	70,322	507
Taubman Centers Inc.	7,310	501
* Howard Hughes Corp.	4,561	498
Corporate Office Properties Trust	17,810	481
TCF Financial Corp.	31,475	452
NorthStar Realty Finance Corp.	32,680	441
Legg Mason Inc.	12,523	432
Columbia Property Trust Inc.	20,311	419
Care Capital Properties Inc.	16,020	416
Post Properties Inc.	6,846	415
Interactive Brokers Group Inc.	9,979	401
* SVB Financial Group	3,578	394
AmTrust Financial Services Inc.	14,863	394
* CoreLogic Inc.	9,680	361
^ BOK Financial Corp.	5,649	360
WP Glimcher Inc.	34,223	350
* Genworth Financial Inc. Class A	91,827	340
Boston Properties Inc.	2,663	335
OneMain Holdings Inc. Class A	9,710	304
CBL & Associates Properties Inc.	30,836	297
Jones Lang LaSalle Inc.	2,407	284
Mercury General Corp.	5,006	263
TD Ameritrade Holding Corp.	8,046	263
TFS Financial Corp.	12,157	224
Zillow Group Inc.	7,304	209
Empire State Realty Trust Inc.	10,938	207
* Santander Consumer USA Holdings Inc.	15,553	200
American National Insurance Co.	1,544	185
Four Corners Property Trust Inc.	8,848	172
CNA Financial Corp.	5,135	169
NorthStar Realty Europe Corp.	12,922	145
* Zillow Group Inc. Class A	4,152	121
First Data Corp. Class A	9,623	121

* Signature Bank	711	96
Waddell & Reed Financial Inc. Class A	2,112	45
TransUnion	1,314	44
* SLM Corp.	6,317	43
Square Inc.	1,305	12
		550,834
Health Care (11.9%)
Johnson & Johnson	452,137	50,951
Pfizer Inc.	1,152,714	39,999
Merck & Co. Inc.	468,611	26,364
Medtronic plc	266,790	21,471
Abbott Laboratories	278,730	11,046
Allergan plc	40,262	9,492
Thermo Fisher Scientific Inc.	49,439	7,503
Aetna Inc.	49,199	5,571
* Boston Scientific Corp.	230,699	5,239
Anthem Inc.	39,490	5,219
* HCA Holdings Inc.	52,067	4,062
Zimmer Biomet Holdings Inc.	29,869	3,647
Stryker Corp.	31,086	3,455
Agilent Technologies Inc.	61,951	2,843
Perrigo Co. plc	22,346	2,142
Quest Diagnostics Inc.	26,716	2,062
Universal Health Services Inc. Class B	14,029	1,892
* DaVita HealthCare Partners Inc.	23,464	1,814
St. Jude Medical Inc.	22,986	1,801
Baxalta Inc.	38,027	1,720
* Laboratory Corp. of America Holdings	12,695	1,624
Baxter International Inc.	36,325	1,568
* Express Scripts Holding Co.	18,995	1,435
Teleflex Inc.	7,717	1,243
DENTSPLY SIRONA Inc.	19,428	1,208
UnitedHealth Group Inc.	8,855	1,184
PerkinElmer Inc.	17,904	980
* QIAGEN NV	43,733	944
* Mallinckrodt plc	12,304	780
* Bio-Rad Laboratories Inc. Class A	3,971	591
* Mylan NV	12,204	529
* LifePoint Health Inc.	7,753	514
* MEDNAX Inc.	7,345	503
Cardinal Health Inc.	6,072	479
* Brookdale Senior Living Inc.	26,696	479
Bio-Techne Corp.	4,191	460
Cooper Cos. Inc.	2,823	460
* Centene Corp.	7,348	458
* Endo International plc	26,716	422
Humana Inc.	2,157	372
Patterson Cos. Inc.	7,477	365
* Allscripts Healthcare Solutions Inc.	24,726	334
* Community Health Systems Inc.	21,897	294
* Alere Inc.	6,120	263
* Alkermes plc	4,806	223
* Alnylam Pharmaceuticals Inc.	2,810	202
* VWR Corp.	3,435	99
* Quintiles Transnational Holdings Inc.	1,149	78
Quorum Health Corp.	5,474	73
* VCA Inc.	837	54

Hill-Rom Holdings Inc.	826	41
		226,552
Materials & Processing (3.1%)
Dow Chemical Co.	181,664	9,330
EI du Pont de Nemours & Co.	91,190	5,965
Newmont Mining Corp.	99,295	3,218
Ingersoll-Rand plc	46,229	3,089
Nucor Corp.	59,910	2,906
Freeport-McMoRan Inc.	232,680	2,578
Vulcan Materials Co.	21,673	2,530
Alcoa Inc.	243,852	2,261
Martin Marietta Materials Inc.	10,157	1,920
Celanese Corp. Class A	26,534	1,870
WestRock Co.	44,026	1,744
Mosaic Co.	65,530	1,653
Albemarle Corp.	21,040	1,652
Eastman Chemical Co.	20,916	1,534
Ashland Inc.	10,601	1,202
Owens Corning	21,844	1,116
Reliance Steel & Aluminum Co.	13,645	1,014
Air Products & Chemicals Inc.	7,092	1,012
Praxair Inc.	8,952	983
Steel Dynamics Inc.	39,679	980
Sonoco Products Co.	18,673	890
Bemis Co. Inc.	16,099	810
* Crown Holdings Inc.	14,478	755
AptarGroup Inc.	9,589	741
Royal Gold Inc.	11,509	646
Valmont Industries Inc.	4,150	574
Cabot Corp.	11,917	545
* Owens-Illinois Inc.	27,890	527
Domtar Corp.	11,879	459
Tahoe Resources Inc.	36,811	439
Timken Co.	13,189	439
^ United States Steel Corp.	27,309	395
^ Southern Copper Corp.	14,587	380
Graphic Packaging Holding Co.	27,026	362
Westlake Chemical Corp.	7,697	340
FMC Corp.	6,846	325
^ Allegheny Technologies Inc.	20,172	250
Huntsman Corp.	14,792	221
Ingevity Corp.	7,334	214
* Platform Specialty Products Corp.	20,424	194
International Paper Co.	4,186	176
Chemours Co.	18,062	157
* Armstrong World Industries Inc.	2,652	110
Scotts Miracle-Gro Co. Class A	1,243	86
Armstrong Flooring Inc.	1,192	20
		58,612
Producer Durables (9.8%)
General Electric Co.	1,760,483	53,219
United Technologies Corp.	142,039	14,286
Danaher Corp.	90,189	8,871
Raytheon Co.	57,021	7,394
Caterpillar Inc.	93,079	6,749
Eaton Corp. plc	87,457	5,390

FedEx Corp.	31,979	5,276
General Dynamics Corp.	35,986	5,105
Northrop Grumman Corp.	23,681	5,036
Norfolk Southern Corp.	56,837	4,778
Waste Management Inc.	78,378	4,777
Deere & Co.	48,473	3,989
CSX Corp.	137,159	3,625
Lockheed Martin Corp.	14,249	3,366
Stanley Black & Decker Inc.	26,014	2,944
Republic Services Inc. Class A	45,411	2,192
Emerson Electric Co.	39,003	2,029
Pentair plc	33,425	2,014
Dover Corp.	29,763	1,987
L-3 Communications Holdings Inc.	14,460	1,984
Roper Technologies Inc.	11,507	1,969
Kansas City Southern	20,592	1,917
Xerox Corp.	190,127	1,896
Parker-Hannifin Corp.	14,242	1,636
Textron Inc.	40,249	1,532
Automatic Data Processing Inc.	17,323	1,522
Xylem Inc.	33,668	1,504
Fluor Corp.	25,814	1,362
* Jacobs Engineering Group Inc.	23,257	1,179
* Trimble Navigation Ltd.	45,320	1,159
ManpowerGroup Inc.	13,607	1,085
Hubbell Inc. Class B	9,343	993
Carlisle Cos. Inc.	9,502	986
Orbital ATK Inc.	11,195	974
Macquarie Infrastructure Corp.	12,950	927
Cummins Inc.	8,089	926
* AECOM	24,253	779
* Kirby Corp.	10,602	743
Ryder System Inc.	10,016	697
Chicago Bridge & Iron Co. NV	17,991	688
AGCO Corp.	13,216	686
* JetBlue Airways Corp.	36,280	650
Flowserve Corp.	13,179	634
Oshkosh Corp.	13,737	631
ITT Inc.	16,929	601
BWX Technologies Inc.	16,052	565
Air Lease Corp. Class A	18,448	554
* Quanta Services Inc.	23,053	554
Crane Co.	9,104	523
Trinity Industries Inc.	28,809	520
* Colfax Corp.	18,598	504
* WESCO International Inc.	8,413	491
MSC Industrial Direct Co. Inc. Class A	6,324	474
National Instruments Corp.	16,348	467
Regal Beloit Corp.	7,929	453
Lexmark International Inc. Class A	11,827	448
Tyco International plc	10,215	435
Paychex Inc.	7,923	430
Manitowoc Foodservice Inc.	25,658	423
Terex Corp.	19,508	413
* Genesee & Wyoming Inc. Class A	6,810	409
Pitney Bowes Inc.	21,773	406
Allison Transmission Holdings Inc.	14,343	403

KBR Inc.	26,658	388
PACCAR Inc.	6,694	373
Kennametal Inc.	15,091	369
GATX Corp.	7,599	349
Triumph Group Inc.	9,133	345
RR Donnelley & Sons Co.	19,711	321
^ Copa Holdings SA Class A	6,075	313
FLIR Systems Inc.	9,958	310
Joy Global Inc.	18,012	307
SPX FLOW Inc.	7,627	229
* IHS Inc. Class A	1,750	215
* Clean Harbors Inc.	3,832	197
* Keysight Technologies Inc.	5,433	166
Babcock & Wilcox Enterprises Inc.	7,533	164
SPX Corp.	9,266	154
Manitowoc Co. Inc.	25,658	146
Donaldson Co. Inc.	3,345	112
Avery Dennison Corp.	1,454	108
IDEX Corp.	1,273	106
* Spirit AeroSystems Holdings Inc. Class A	1,831	86
Booz Allen Hamilton Holding Corp. Class A	2,370	69
Lincoln Electric Holdings Inc.	948	57
Teekay Corp.	5,318	56
		186,099
Technology (10.8%)
Microsoft Corp.	655,791	34,757
Cisco Systems Inc.	952,084	27,658
Intel Corp.	825,969	26,092
QUALCOMM Inc.	238,693	13,109
International Business Machines Corp.	75,558	11,616
Oracle Corp.	236,771	9,518
EMC Corp.	333,841	9,331
* Yahoo! Inc.	175,680	6,665
Hewlett Packard Enterprise Co.	320,363	5,917
NVIDIA Corp.	100,900	4,714
Corning Inc.	208,671	4,359
HP Inc.	322,161	4,311
Activision Blizzard Inc.	93,972	3,689
Broadcom Ltd.	21,057	3,250
Western Digital Corp.	51,448	2,394
* Micron Technology Inc.	187,075	2,380
Applied Materials Inc.	87,100	2,127
Symantec Corp.	114,391	1,986
CA Inc.	55,571	1,796
Xilinx Inc.	36,971	1,752
Amdocs Ltd.	28,746	1,667
Harris Corp.	19,117	1,506
Juniper Networks Inc.	60,666	1,420
* Synopsys Inc.	27,089	1,400
Maxim Integrated Products Inc.	34,288	1,302
Computer Sciences Corp.	26,442	1,301
* ANSYS Inc.	13,696	1,220
* SBA Communications Corp. Class A	12,192	1,212
* Arrow Electronics Inc.	17,678	1,142
Avnet Inc.	23,986	984
NetApp Inc.	38,195	975
Ingram Micro Inc.	26,294	911

	Marvell Technology Group Ltd.	84,445	864
	Teradyne Inc.	37,920	751
*	NCR Corp.	23,067	712
	Brocade Communications Systems Inc.	78,145	708
	Lam Research Corp.	8,509	705
*	Nuance Communications Inc.	42,028	703
*	Autodesk Inc.	10,980	640
	CSRA Inc.	25,542	633
	Cypress Semiconductor Corp.	58,466	622
	Leidos Holdings Inc.	11,535	570
	Jabil Circuit Inc.	29,860	570
	ARRIS International plc	21,498	518
*	Cree Inc.	19,119	460
	Dolby Laboratories Inc. Class A	9,444	448
*	EchoStar Corp. Class A	8,725	349
*	Zynga Inc. Class A	134,164	345
*	CommScope Holding Co. Inc.	10,852	338
	Viavi Solutions Inc.	47,078	322
	Analog Devices Inc.	5,309	311
	Lumentum Holdings Inc.	9,441	239
*,^ 3D Systems Corp.		13,856	186
*	Teradata Corp.	6,324	179
	DST Systems Inc.	1,413	171
	SS&C Technologies Holdings Inc.	1,692	104
*	ON Semiconductor Corp.	8,477	83
	Atlassian Corp. plc Class A	950	21
^	Match Group Inc.	1,278	18
*	Black Knight Financial Services Inc. Class A	410	14
			204,045
Utilities (9.4%)
	AT&T Inc.	972,021	38,055
	Duke Energy Corp.	129,189	10,106
	NextEra Energy Inc.	83,022	9,973
	Southern Co.	170,234	8,416
	Dominion Resources Inc.	105,729	7,639
	American Electric Power Co. Inc.	91,795	5,942
	Exelon Corp.	172,220	5,902
	PG&E Corp.	89,998	5,407
	Sempra Energy	46,207	4,950
	PPL Corp.	124,692	4,806
	Edison International	60,728	4,350
	Public Service Enterprise Group Inc.	94,878	4,246
	Consolidated Edison Inc.	54,698	4,007
	Xcel Energy Inc.	94,652	3,916
	WEC Energy Group Inc.	58,866	3,540
	Eversource Energy	59,215	3,271
	DTE Energy Co.	33,718	3,058
	CenturyLink Inc.	105,025	2,848
	Verizon Communications Inc.	54,953	2,797
	FirstEnergy Corp.	79,189	2,598
*	Level 3 Communications Inc.	47,382	2,556
	Entergy Corp.	33,384	2,535
	American Water Works Co. Inc.	33,658	2,494
	Ameren Corp.	45,438	2,251
*	T-Mobile US Inc.	51,556	2,205
	CMS Energy Corp.	51,863	2,169
	SCANA Corp.	26,547	1,856

CenterPoint Energy Inc.	80,016	1,803
Alliant Energy Corp.	42,564	1,577
Pinnacle West Capital Corp.	20,704	1,524
Westar Energy Inc. Class A	26,633	1,500
AGL Resources Inc.	22,492	1,480
NiSource Inc.	59,660	1,423
AES Corp.	127,916	1,419
UGI Corp.	32,134	1,379
Atmos Energy Corp.	18,862	1,375
TECO Energy Inc.	43,254	1,191
Frontier Communications Corp.	219,924	1,137
OGE Energy Corp.	36,860	1,113
Aqua America Inc.	32,929	1,064
NRG Energy Inc.	58,024	950
*	Calpine Corp.	61,241	906
National Fuel Gas Co.	15,609	858
MDU Resources Group Inc.	36,313	830
Great Plains Energy Inc.	28,425	829
Questar Corp.	32,549	821
ITC Holdings Corp.	18,298	815
Vectren Corp.	15,571	774
Hawaiian Electric Industries Inc.	20,345	668
*,^ Sprint Corp.	137,189	521
Telephone & Data Systems Inc.	17,954	517
Avangrid Inc.	10,762	452
*	United States Cellular Corp.	2,670	101
*	Zayo Group Holdings Inc.	3,624	101
179,021
Total Common Stocks (Cost $1,794,725)	1,890,681
Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.523%	2,353,000	2,353

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.335%	7/22/16	500,000	500
4	Federal Home Loan Bank Discount Notes	0.501%	10/19/16	200,000	199
699
Total Temporary Cash Investments (Cost $3,052)	3,052
Total Investments (99.9%) (Cost $1,797,777)	1,893,733
Other Assets and Liabilities-Net (0.1%)[3,6]	2,589
Net Assets (100%)	1,896,322

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,080,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,231,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
6 Cash of $170,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,890,681	—	—
Temporary Cash Investments	2,353	699	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	1,893,028	699	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Russell 1000 Value Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	48	5,028	178

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $1,797,777,000. Net unrealized appreciation of investment securities for tax purposes was $95,956,000, consisting of unrealized gains of $187,686,000 on securities that had risen in value since their purchase and $91,730,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (22.3%)
* Amazon.com Inc.	90,371	65,319
Home Depot Inc.	308,049	40,699
Walt Disney Co.	402,328	39,919
Comcast Corp. Class A	536,157	33,939
McDonald's Corp.	209,452	25,566
Starbucks Corp.	355,801	19,530
NIKE Inc. Class B	321,549	17,756
Lowe's Cos. Inc.	212,845	17,055
* Priceline Group Inc.	12,295	15,545
Costco Wholesale Corp.	104,427	15,536
TJX Cos. Inc.	161,412	12,287
Charter Communications Inc. Class A	48,894	10,705
* Netflix Inc.	100,592	10,318
Yum! Brands Inc.	96,827	7,949
Time Warner Inc.	100,689	7,618
* eBay Inc.	270,933	6,627
* O'Reilly Automotive Inc.	23,945	6,332
Dollar General Corp.	68,027	6,116
CBS Corp. Class B	109,097	6,022
* Tesla Motors Inc.	26,390	5,891
* AutoZone Inc.	7,410	5,648
Ross Stores Inc.	98,289	5,249
Twenty-First Century Fox Inc. Class A	179,886	5,195
VF Corp.	80,261	5,002
* Dollar Tree Inc.	54,792	4,961
Omnicom Group Inc.	57,731	4,811
Estee Lauder Cos. Inc. Class A	49,558	4,548
Delphi Automotive plc	64,598	4,390
L Brands Inc.	58,897	4,037
Las Vegas Sands Corp.	86,959	4,021
Viacom Inc. Class B	81,829	3,631
Newell Brands Inc.	74,930	3,573
* Ulta Salon Cosmetics & Fragrance Inc.	15,163	3,533
Genuine Parts Co.	33,453	3,242
Nielsen Holdings plc	59,876	3,197
Tractor Supply Co.	32,260	3,100
Marriott International Inc. Class A	46,258	3,055
* Chipotle Mexican Grill Inc. Class A	6,906	3,052
Starwood Hotels & Resorts Worldwide Inc.	40,535	2,976
Expedia Inc.	24,838	2,763
Advance Auto Parts Inc.	17,272	2,657
Hilton Worldwide Holdings Inc.	122,693	2,550
* CarMax Inc.	46,302	2,485
Hanesbrands Inc.	89,301	2,417
* LKQ Corp.	72,093	2,384
Interpublic Group of Cos. Inc.	97,712	2,335
Twenty-First Century Fox Inc.	77,496	2,266
* Sirius XM Holdings Inc.	507,247	2,039
* Mohawk Industries Inc.	10,335	2,033

	Signet Jewelers Ltd.	19,131	1,893
	Hasbro Inc.	21,595	1,885
*	Michael Kors Holdings Ltd.	43,576	1,862
	BorgWarner Inc.	53,759	1,829
*	TripAdvisor Inc.	26,784	1,814
	Wyndham Worldwide Corp.	26,851	1,809
	Macy's Inc.	53,786	1,786
*	DISH Network Corp. Class A	34,942	1,744
*	lululemon athletica Inc.	26,590	1,729
*	Bed Bath & Beyond Inc.	37,303	1,669
*	NVR Inc.	958	1,660
	Wynn Resorts Ltd.	17,220	1,656
	Leggett & Platt Inc.	32,891	1,653
	Foot Locker Inc.	28,922	1,617
*,^ Under Armour Inc. Class A		42,435	1,601
	Lear Corp.	13,270	1,576
	Johnson Controls Inc.	34,365	1,517
	Under Armour Inc.	42,635	1,491
*	Discovery Communications Inc.	55,068	1,474
	Domino's Pizza Inc.	12,062	1,458
	Aramark	42,331	1,409
	Scripps Networks Interactive Inc. Class A	21,889	1,408
*	WABCO Holdings Inc.	12,791	1,380
	Polaris Industries Inc.	15,947	1,356
*	Norwegian Cruise Line Holdings Ltd.	28,930	1,343
*	Liberty Interactive Corp. QVC Group Class A	49,375	1,332
	Service Corp. International	48,370	1,325
	Harman International Industries Inc.	16,683	1,305
*	Liberty Ventures Class A	34,024	1,269
	Carter's Inc.	12,577	1,264
	Lamar Advertising Co. Class A	19,434	1,264
	Tiffany & Co.	20,390	1,263
*	Panera Bread Co. Class A	5,542	1,215
	Williams-Sonoma Inc.	22,016	1,168
	Nordstrom Inc.	29,850	1,134
	H&R Block Inc.	51,538	1,101
	Harley-Davidson Inc.	23,421	1,086
	Cinemark Holdings Inc.	27,168	983
*	Sally Beauty Holdings Inc.	34,152	981
	Dunkin' Brands Group Inc.	22,496	974
	Six Flags Entertainment Corp.	16,876	974
	DR Horton Inc.	31,805	972
	Gap Inc.	52,649	947
*	Discovery Communications Inc. Class A	33,084	921
*	ServiceMaster Global Holdings Inc.	24,005	918
*	AMC Networks Inc. Class A	14,056	899
*	Skechers U.S.A. Inc. Class A	28,698	894
*	Hertz Global Holdings Inc.	87,784	851
*	Tempur Sealy International Inc.	14,337	835
*	Live Nation Entertainment Inc.	34,113	824
*	AutoNation Inc.	16,076	811
	Target Corp.	11,721	806
	Madison Square Garden Co. Class A	4,806	805
	Fortune Brands Home & Security Inc.	13,392	786
	Brunswick Corp.	16,061	769
	Lennar Corp. Class A	16,301	743
	Thor Industries Inc.	10,896	708
*	Avis Budget Group Inc.	22,285	669

*	Kate Spade & Co.	29,867	653
	Dick's Sporting Goods Inc.	14,863	638
	Tupperware Brands Corp.	11,164	632
	Brinker International Inc.	13,708	616
	Visteon Corp.	8,191	614
*	Pandora Media Inc.	51,027	602
*	Urban Outfitters Inc.	20,386	582
	Gentex Corp.	34,761	576
	CST Brands Inc.	14,957	567
*	Starz	20,181	545
	Lions Gate Entertainment Corp.	22,176	495
^	Coty Inc. Class A	18,669	492
	KAR Auction Services Inc.	11,080	455
*	Michaels Cos. Inc.	14,875	436
^	Regal Entertainment Group Class A	19,569	412
*	Toll Brothers Inc.	14,084	411
	Darden Restaurants Inc.	5,933	402
	Choice Hotels International Inc.	8,216	373
	Coach Inc.	9,388	370
	AMERCO	858	323
	International Game Technology plc	14,473	274
	Whirlpool Corp.	1,443	252
	MSG Networks Inc.	14,421	250
	Cablevision Systems Corp. Class A	6,655	231
*	Fossil Group Inc.	8,011	223
*,^ GoPro Inc. Class A		20,950	215
	Extended Stay America Inc.	13,871	198
*	MGM Resorts International	7,551	173
	Penske Automotive Group Inc.	3,981	157
	Viacom Inc. Class A	2,728	131
*	Vista Outdoor Inc.	2,337	117
	Fitbit Inc. Class A	7,512	106
*	Office Depot Inc.	23,189	83
	Ralph Lauren Corp. Class A	636	60
	Aaron's Inc.	2,239	56
*	Cabela's Inc.	938	46
*	Murphy USA Inc.	480	33
	Dillard's Inc. Class A	515	30
	Clear Channel Outdoor Holdings Inc. Class A	4,609	30
	Lennar Corp. Class B	752	28
	DSW Inc. Class A	866	18
*	Sears Holdings Corp.	207	3
	Interval Leisure Group Inc.	62	1
			558,203
Consumer Staples (10.6%)
	Coca-Cola Co.	929,698	41,465
	PepsiCo Inc.	349,979	35,407
	Altria Group Inc.	438,782	27,924
	CVS Health Corp.	247,998	23,919
	Philip Morris International Inc.	182,999	18,058
	Colgate-Palmolive Co.	188,312	13,259
	Kraft Heinz Co.	140,513	11,689
	Reynolds American Inc.	195,489	9,716
	General Mills Inc.	141,154	8,862
	Kimberly-Clark Corp.	68,431	8,694
	Kroger Co.	232,223	8,304
	Constellation Brands Inc. Class A	38,689	5,925

^	Monster Beverage Corp.	35,544	5,332
	Dr Pepper Snapple Group Inc.	45,672	4,174
	Kellogg Co.	53,086	3,948
	Mead Johnson Nutrition Co.	44,385	3,652
	Hershey Co.	34,421	3,196
	Clorox Co.	24,602	3,162
	Church & Dwight Co. Inc.	31,006	3,054
	McCormick & Co. Inc.	30,295	2,941
	Brown-Forman Corp. Class B	25,761	2,526
	Walgreens Boots Alliance Inc.	30,757	2,381
	Whole Foods Market Inc.	71,286	2,306
	Hormel Foods Corp.	63,313	2,179
	Sysco Corp.	41,538	1,998
*	WhiteWave Foods Co. Class A	41,699	1,862
	Campbell Soup Co.	24,494	1,484
*	Hain Celestial Group Inc.	24,659	1,219
*	Rite Aid Corp.	137,179	1,056
*	Sprouts Farmers Market Inc.	35,822	887
*,^ Herbalife Ltd.		14,661	849
	Spectrum Brands Holdings Inc.	6,101	711
	Flowers Foods Inc.	36,602	686
	Brown-Forman Corp. Class A	6,010	631
	ConAgra Foods Inc.	13,646	624
	GNC Holdings Inc. Class A	17,030	444
	Coca-Cola European Partners plc	11,111	428
	Ingredion Inc.	2,027	238
	Tyson Foods Inc. Class A	3,464	221
^	Blue Buffalo Pet Products Inc.	6,267	162
	Nu Skin Enterprises Inc. Class A	3,189	126
^	Pilgrim's Pride Corp.	1,410	35
			265,734
Energy (0.6%)
	Williams Cos. Inc.	178,142	3,948
	Schlumberger Ltd.	36,237	2,765
	Cabot Oil & Gas Corp.	109,799	2,632
*	FMC Technologies Inc.	35,149	957
	ONEOK Inc.	22,003	952
	EOG Resources Inc.	11,032	898
	Targa Resources Corp.	18,682	800
*	Memorial Resource Development Corp.	20,770	328
	Marathon Petroleum Corp.	9,417	328
*,^ SolarCity Corp.		13,584	304
*	Continental Resources Inc.	6,674	281
	HollyFrontier Corp.	6,595	176
	World Fuel Services Corp.	3,150	145
	Oceaneering International Inc.	4,213	139
	Tesoro Corp.	1,773	138
	Range Resources Corp.	2,960	126
	CVR Energy Inc.	1,031	20
*	RPC Inc.	1,332	20
*	SunPower Corp. Class A	702	12
	TerraForm Power Inc. Class A	532	5
			14,974
Financial Services (9.8%)
	Visa Inc. Class A	464,175	36,642
	MasterCard Inc. Class A	237,051	22,733
	Simon Property Group Inc.	73,734	14,573

PayPal Holdings Inc.	288,378	10,898
American Tower Corporation	100,438	10,624
Public Storage	31,321	7,946
S&P Global Inc.	64,934	7,260
Crown Castle International Corp.	79,163	7,189
Aon plc	62,734	6,855
Charles Schwab Corp.	192,216	5,878
Equinix Inc.	16,224	5,873
* Fiserv Inc.	52,939	5,576
Marsh & McLennan Cos. Inc.	76,437	5,050
T. Rowe Price Group Inc.	61,890	4,769
Moody's Corp.	42,311	4,174
Boston Properties Inc.	33,093	4,157
* Berkshire Hathaway Inc. Class B	28,613	4,021
Equifax Inc.	28,103	3,533
BlackRock Inc.	9,413	3,425
Ameriprise Financial Inc.	33,151	3,370
* FleetCor Technologies Inc.	21,752	3,239
* Alliance Data Systems Corp.	13,958	3,101
Global Payments Inc.	37,259	2,895
Extra Space Storage Inc.	29,145	2,710
Intercontinental Exchange Inc.	9,855	2,672
Welltower Inc.	37,483	2,583
Federal Realty Investment Trust	16,246	2,489
American Express Co.	37,674	2,477
Western Union Co.	122,040	2,374
* Affiliated Managers Group Inc.	13,003	2,256
Fidelity National Information Services Inc.	29,077	2,160
Total System Services Inc.	39,230	2,107
* CBRE Group Inc. Class A	67,827	2,025
Digital Realty Trust Inc.	20,067	1,915
* Vantiv Inc. Class A	34,118	1,835
Broadridge Financial Solutions Inc.	28,501	1,829
MSCI Inc. Class A	22,803	1,819
TD Ameritrade Holding Corp.	54,237	1,772
SEI Investments Co.	33,263	1,711
Jack Henry & Associates Inc.	19,501	1,646
FactSet Research Systems Inc.	9,800	1,559
Equity LifeStyle Properties Inc.	20,221	1,482
* Signature Bank	10,933	1,476
CBOE Holdings Inc.	19,588	1,247
Bank of New York Mellon Corp.	28,359	1,193
Weyerhaeuser Co.	35,364	1,114
Arthur J Gallagher & Co.	21,842	1,056
Lazard Ltd. Class A	29,431	1,035
Eaton Vance Corp.	27,666	1,006
Jones Lang LaSalle Inc.	7,633	900
Iron Mountain Inc.	24,278	892
* WEX Inc.	9,211	850
* SVB Financial Group	7,579	835
Tanger Factory Outlet Centers Inc.	22,711	800
Federated Investors Inc. Class B	21,918	708
* SLM Corp.	91,438	628
Erie Indemnity Co. Class A	5,968	584
Gaming and Leisure Properties Inc.	17,475	575
NorthStar Asset Management Group Inc.	45,470	569
LPL Financial Holdings Inc.	17,913	500
First Data Corp. Class A	33,575	421

*	Realogy Holdings Corp.	12,264	402
*	Howard Hughes Corp.	3,672	401
	Waddell & Reed Financial Inc. Class A	18,680	399
	Morningstar Inc.	4,685	396
	Invesco Ltd.	12,519	393
*,^ Credit Acceptance Corp.		2,004	375
	Taubman Centers Inc.	5,474	375
	Omega Healthcare Investors Inc.	11,547	369
*	CoreLogic Inc.	9,788	365
	Zillow Group Inc.	12,549	360
*	Markel Corp.	357	340
	Dun & Bradstreet Corp.	2,494	317
	Legg Mason Inc.	7,826	270
	Artisan Partners Asset Management Inc. Class A	7,939	259
	Post Properties Inc.	4,209	255
	Empire State Realty Trust Inc.	11,647	221
	TransUnion	6,167	204
	Leucadia National Corp.	10,675	193
*	Zillow Group Inc. Class A	6,415	188
*	Ally Financial Inc.	8,644	155
	Healthcare Trust of America Inc. Class A	3,503	106
*	LendingClub Corp.	17,213	82
	Four Corners Property Trust Inc.	3,442	67
	Columbia Property Trust Inc.	3,153	65
	Square Inc.	4,994	48
	Interactive Brokers Group Inc.	982	39
	AmTrust Financial Services Inc.	864	23
*	Santander Consumer USA Holdings Inc.	948	12
			246,270
Health Care (15.9%)
	UnitedHealth Group Inc.	214,422	28,662
	Amgen Inc.	180,331	28,483
	Bristol-Myers Squibb Co.	395,250	28,339
	Gilead Sciences Inc.	324,114	28,217
	AbbVie Inc.	392,455	24,697
*	Celgene Corp.	188,126	19,851
	Eli Lilly & Co.	232,132	17,417
*	Biogen Inc.	52,866	15,317
	McKesson Corp.	54,858	10,047
	Allergan plc	41,992	9,900
	Johnson & Johnson	84,752	9,551
*	Express Scripts Holding Co.	125,978	9,518
	Becton Dickinson and Co.	49,653	8,265
	Cigna Corp.	61,085	7,826
*	Alexion Pharmaceuticals Inc.	51,238	7,732
*	Regeneron Pharmaceuticals Inc.	18,593	7,417
	Humana Inc.	32,933	5,681
	Zoetis Inc.	118,736	5,630
	Cardinal Health Inc.	71,056	5,610
*	Intuitive Surgical Inc.	8,750	5,554
*	Vertex Pharmaceuticals Inc.	57,948	5,398
*	Edwards Lifesciences Corp.	51,127	5,036
*	Illumina Inc.	34,053	4,932
	Thermo Fisher Scientific Inc.	31,695	4,810
	Stryker Corp.	40,489	4,501
	Merck & Co. Inc.	76,598	4,309
*	Cerner Corp.	71,309	3,965

	CR Bard Inc.	17,666	3,870
	Baxalta Inc.	83,807	3,791
*	Mylan NV	84,153	3,647
	AmerisourceBergen Corp. Class A	48,585	3,643
	Baxter International Inc.	80,015	3,453
*	Henry Schein Inc.	19,773	3,435
*	BioMarin Pharmaceutical Inc.	37,845	3,393
*	Incyte Corp.	37,057	3,128
	St. Jude Medical Inc.	37,462	2,936
	Aetna Inc.	20,411	2,311
*	Medivation Inc.	37,365	2,259
*	Jazz Pharmaceuticals plc	14,494	2,197
	DENTSPLY SIRONA Inc.	32,413	2,015
*	Hologic Inc.	58,356	2,008
	ResMed Inc.	33,518	1,980
*	Varian Medical Systems Inc.	23,793	1,970
*	IDEXX Laboratories Inc.	22,296	1,952
*	Centene Corp.	30,138	1,879
	Anthem Inc.	12,538	1,657
*	Align Technology Inc.	19,256	1,518
*	Alkermes plc	29,463	1,367
*	United Therapeutics Corp.	11,110	1,323
	Cooper Cos. Inc.	7,766	1,264
*	DexCom Inc.	19,026	1,227
*	Quintiles Transnational Holdings Inc.	17,592	1,194
*	VCA Inc.	18,176	1,180
*	athenahealth Inc.	9,100	1,155
*	Envision Healthcare Holdings Inc.	43,371	1,076
*	Alnylam Pharmaceuticals Inc.	14,182	1,017
*	Seattle Genetics Inc.	24,682	998
*	Laboratory Corp. of America Holdings	7,764	993
*	Charles River Laboratories International Inc.	11,183	961
*	DaVita HealthCare Partners Inc.	11,954	924
*	MEDNAX Inc.	12,685	868
*	Acadia Healthcare Co. Inc.	14,084	829
*,^ OPKO Health Inc.		70,725	752
	Bruker Corp.	26,006	687
*	Tenet Healthcare Corp.	23,536	681
*	Mallinckrodt plc	10,119	641
	Ionis Pharmaceuticals Inc.	27,996	635
	Perrigo Co. plc	6,369	610
	Hill-Rom Holdings Inc.	12,189	599
*,^ Intercept Pharmaceuticals Inc.		3,953	586
	Patterson Cos. Inc.	11,435	558
*	Alere Inc.	12,868	553
*	Akorn Inc.	18,351	548
*	Boston Scientific Corp.	24,078	547
*	Veeva Systems Inc. Class A	16,441	542
	Universal Health Services Inc. Class B	3,840	518
*	HCA Holdings Inc.	5,528	431
	Bio-Techne Corp.	3,822	420
*	Bluebird Bio Inc.	8,692	393
*,^ Intrexon Corp.		12,018	369
*	Agios Pharmaceuticals Inc.	6,188	346
	Zimmer Biomet Holdings Inc.	2,625	321
*	Endo International plc	19,840	314
*	Premier Inc. Class A	9,261	294
*	Puma Biotechnology Inc.	6,329	239

PerkinElmer Inc.	4,076	223
* Brookdale Senior Living Inc.	9,786	176
* Allscripts Healthcare Solutions Inc.	12,647	171
* Juno Therapeutics Inc.	3,098	135
* VWR Corp.	4,043	117
* LifePoint Health Inc.	855	57
		398,546
Materials & Processing (4.1%)
Monsanto Co.	104,187	11,718
Ecolab Inc.	62,596	7,339
PPG Industries Inc.	64,435	6,938
LyondellBasell Industries NV Class A	82,140	6,683
EI du Pont de Nemours & Co.	99,257	6,492
Praxair Inc.	57,022	6,264
Air Products & Chemicals Inc.	42,041	5,997
Sherwin-Williams Co.	19,218	5,594
International Paper Co.	95,167	4,012
^ Fastenal Co.	69,364	3,193
Masco Corp.	82,464	2,692
Acuity Brands Inc.	10,268	2,660
International Flavors & Fragrances Inc.	19,268	2,486
Ball Corp.	32,720	2,366
Sealed Air Corp.	46,806	2,174
Valspar Corp.	19,272	2,087
Dow Chemical Co.	34,897	1,792
Packaging Corp. of America	23,431	1,599
RPM International Inc.	31,737	1,593
CF Industries Holdings Inc.	55,878	1,546
Lennox International Inc.	9,770	1,342
WR Grace & Co.	17,045	1,323
FMC Corp.	22,776	1,082
Hexcel Corp.	22,551	985
Eagle Materials Inc.	11,745	920
Watsco Inc.	6,149	825
NewMarket Corp.	1,993	807
* Crown Holdings Inc.	14,484	756
* Axalta Coating Systems Ltd.	23,561	663
Scotts Miracle-Gro Co. Class A	9,493	660
* USG Corp.	22,163	640
Compass Minerals International Inc.	8,184	638
Eastman Chemical Co.	8,677	637
Graphic Packaging Holding Co.	44,606	598
Silgan Holdings Inc.	9,799	501
Vulcan Materials Co.	4,122	481
Huntsman Corp.	30,329	453
GCP Applied Technologies Inc.	17,045	404
Martin Marietta Materials Inc.	2,139	404
Ingersoll-Rand plc	4,236	283
* Armstrong World Industries Inc.	5,624	233
Southern Copper Corp.	8,698	227
WestRock Co.	5,491	217
AptarGroup Inc.	2,734	211
Chemours Co.	20,763	181
Celanese Corp. Class A	2,561	180
Ashland Inc.	1,566	177
Steel Dynamics Inc.	6,683	165
Bemis Co. Inc.	2,702	136

Tahoe Resources Inc.	7,454	89
Armstrong Flooring Inc.	2,712	45
Royal Gold Inc.	681	38
* Platform Specialty Products Corp.	3,846	36
* Owens-Illinois Inc.	1,930	36
Valmont Industries Inc.	258	36
Ingevity Corp.	915	27
		101,661
Other (0.0%)[2]
Restaurant Brands International LP	179	7

Producer Durables (11.6%)
3M Co.	150,473	25,328
Honeywell International Inc.	185,423	21,107
Boeing Co.	154,377	19,475
Accenture plc Class A	149,004	17,727
Union Pacific Corp.	207,676	17,484
United Parcel Service Inc. Class B	166,374	17,151
Lockheed Martin Corp.	46,236	10,922
Delta Air Lines Inc.	182,762	7,943
Automatic Data Processing Inc.	89,437	7,856
Illinois Tool Works Inc.	70,942	7,522
Southwest Airlines Co.	158,500	6,733
Emerson Electric Co.	109,313	5,686
American Airlines Group Inc.	136,813	4,366
PACCAR Inc.	76,264	4,252
FedEx Corp.	23,013	3,796
Tyco International plc	86,889	3,703
Rockwell Automation Inc.	31,796	3,690
Paychex Inc.	66,832	3,624
* United Continental Holdings Inc.	79,440	3,582
Cummins Inc.	29,943	3,428
WW Grainger Inc.	14,824	3,385
* TransDigm Group Inc.	12,583	3,316
* Verisk Analytics Inc. Class A	39,913	3,169
General Dynamics Corp.	20,096	2,851
Northrop Grumman Corp.	13,099	2,786
Rockwell Collins Inc.	31,328	2,769
AMETEK Inc.	57,152	2,733
* Waters Corp.	19,691	2,708
Danaher Corp.	27,343	2,689
CH Robinson Worldwide Inc.	34,565	2,592
* Mettler-Toledo International Inc.	6,618	2,484
Snap-on Inc.	13,773	2,229
Expeditors International of Washington Inc.	45,312	2,200
Alaska Air Group Inc.	30,849	2,048
Cintas Corp.	21,500	2,038
* Stericycle Inc.	20,311	1,990
United Technologies Corp.	18,272	1,838
Caterpillar Inc.	25,116	1,821
JB Hunt Transport Services Inc.	21,962	1,817
Huntington Ingalls Industries Inc.	11,584	1,777
* IHS Inc. Class A	14,123	1,736
Parker-Hannifin Corp.	15,033	1,726
* Middleby Corp.	13,481	1,674
Wabtec Corp.	21,427	1,658
CSX Corp.	60,634	1,603

* CoStar Group Inc.	7,665	1,583
Roper Technologies Inc.	9,228	1,579
Allegion plc	22,869	1,547
* United Rentals Inc.	21,762	1,516
Avery Dennison Corp.	20,331	1,512
AO Smith Corp.	17,802	1,465
* HD Supply Holdings Inc.	40,824	1,441
IDEX Corp.	17,009	1,418
* Spirit AeroSystems Holdings Inc. Class A	29,366	1,374
Robert Half International Inc.	32,385	1,347
* Copart Inc.	26,883	1,331
Toro Co.	13,394	1,196
B/E Aerospace Inc.	24,841	1,183
Nordson Corp.	13,400	1,166
Deere & Co.	13,364	1,100
* Old Dominion Freight Line Inc.	16,310	1,050
* Genpact Ltd.	37,154	1,047
Graco Inc.	12,882	1,034
* Keysight Technologies Inc.	33,262	1,019
Donaldson Co. Inc.	28,768	964
Lincoln Electric Holdings Inc.	15,236	917
* Spirit Airlines Inc.	17,086	743
Landstar System Inc.	10,684	725
Flowserve Corp.	14,715	708
Rollins Inc.	23,019	654
* Zebra Technologies Corp.	12,188	647
Booz Allen Hamilton Holding Corp. Class A	22,003	644
FLIR Systems Inc.	20,659	643
Allison Transmission Holdings Inc.	21,460	603
Textron Inc.	15,017	572
Waste Management Inc.	9,319	568
* JetBlue Airways Corp.	27,316	490
* Clean Harbors Inc.	9,140	471
Covanta Holding Corp.	27,874	465
RR Donnelley & Sons Co.	25,652	418
Stanley Black & Decker Inc.	3,308	374
Carlisle Cos. Inc.	3,488	362
TopBuild Corp.	9,621	348
Pitney Bowes Inc.	16,834	314
* Genesee & Wyoming Inc. Class A	5,163	310
MSC Industrial Direct Co. Inc. Class A	3,446	258
Hubbell Inc. Class B	1,863	198
* Quanta Services Inc.	7,791	187
BWX Technologies Inc.	5,094	179
National Instruments Corp.	5,924	169
* AECOM	4,917	158
* Trimble Navigation Ltd.	3,818	98
Babcock & Wilcox Enterprises Inc.	2,107	46
Teekay Corp.	3,303	35
Air Lease Corp. Class A	1,088	33
Regal Beloit Corp.	477	27
		291,248
Technology (22.4%)
Apple Inc.	1,365,895	136,398
* Facebook Inc. Class A	513,068	60,958
Microsoft Corp.	1,087,503	57,638
Alphabet Inc. Class C	69,745	51,313

	Alphabet Inc. Class A	68,347	51,182
	International Business Machines Corp.	119,483	18,369
	Oracle Corp.	450,771	18,121
	Texas Instruments Inc.	246,723	14,951
*	salesforce.com Inc.	155,645	13,029
*	Adobe Systems Inc.	118,511	11,788
	Broadcom Ltd.	62,933	9,714
*	Cognizant Technology Solutions Corp. Class A	144,601	8,884
	Intuit Inc.	60,943	6,500
*	Electronic Arts Inc.	74,635	5,728
	Amphenol Corp. Class A	72,960	4,284
	Analog Devices Inc.	68,328	3,997
	Applied Materials Inc.	161,814	3,951
*	LinkedIn Corp. Class A	25,852	3,529
*	Red Hat Inc.	43,346	3,358
*	Citrix Systems Inc.	37,835	3,213
	Skyworks Solutions Inc.	45,134	3,013
	QUALCOMM Inc.	54,000	2,966
	Motorola Solutions Inc.	41,748	2,892
*	ServiceNow Inc.	38,634	2,767
	KLA-Tencor Corp.	37,840	2,760
	Microchip Technology Inc.	51,910	2,683
	Linear Technology Corp.	56,672	2,682
	Intel Corp.	78,597	2,483
*	Palo Alto Networks Inc.	18,133	2,366
*	Autodesk Inc.	40,078	2,335
*	Akamai Technologies Inc.	42,381	2,313
	Lam Research Corp.	26,967	2,233
	CDK Global Inc.	38,095	2,107
*	Twitter Inc.	134,081	2,041
*	Gartner Inc.	19,828	2,015
*	VeriSign Inc.	23,302	1,991
*	Workday Inc. Class A	25,343	1,922
*	Splunk Inc.	31,654	1,818
*	F5 Networks Inc.	15,832	1,745
*	Cadence Design Systems Inc.	69,698	1,723
*	Qorvo Inc.	33,721	1,719
*	SBA Communications Corp. Class A	14,986	1,490
*	Ultimate Software Group Inc.	6,735	1,377
	CDW Corp.	30,876	1,314
*,^ VMware Inc. Class A		19,171	1,161
*	Fortinet Inc.	33,405	1,143
	SS&C Technologies Holdings Inc.	17,056	1,050
	EMC Corp.	37,381	1,045
*	PTC Inc.	26,884	961
	IAC/InterActiveCorp	17,169	959
*	ON Semiconductor Corp.	92,550	904
	Cognex Corp.	20,571	886
	Maxim Integrated Products Inc.	22,882	869
*	IMS Health Holdings Inc.	31,207	815
	DST Systems Inc.	6,425	777
	Sabre Corp.	27,045	762
*	NetSuite Inc.	9,536	756
*	VeriFone Systems Inc.	26,624	703
*	IPG Photonics Corp.	8,092	699
	Xilinx Inc.	14,041	665
*	Teradata Corp.	23,138	656
*	Rackspace Hosting Inc.	25,637	641

*	Tableau Software Inc. Class A			12,099	622
*	Arista Networks Inc.			8,260	605
	NetApp Inc.			21,102	539
*	FireEye Inc.			32,823	523
*	Yelp Inc. Class A			15,367	402
	Harris Corp.			5,048	398
	ARRIS International plc			15,768	380
	Juniper Networks Inc.			16,030	375
*	ANSYS Inc.			4,124	367
*	Groupon Inc. Class A			103,529	366
*	CommScope Holding Co. Inc.			11,372	354
*	Micron Technology Inc.			18,952	241
*	GoDaddy Inc. Class A			5,658	184
	Jabil Circuit Inc.			8,509	162
*	Black Knight Financial Services Inc. Class A			4,571	160
*	Synopsys Inc.			2,937	152
*,^ 3D Systems Corp.				10,047	135
*,^ Inovalon Holdings Inc. Class A				6,717	125
	Brocade Communications Systems Inc.			13,387	121
	Atlassian Corp. plc Class A			4,562	103
^	Match Group Inc.			5,906	83
	Ingram Micro Inc.			1,723	60
	Leidos Holdings Inc.			1,124	56
					561,625
Utilities (2.3%)
	Verizon Communications Inc.			897,354	45,675
	AT&T Inc.			211,970	8,299
*	Zayo Group Holdings Inc.			29,330	815
	ITC Holdings Corp.			13,654	608
	Dominion Resources Inc.			7,271	525
*	Level 3 Communications Inc.			7,971	430
*	Calpine Corp.			10,527	156
					56,508
Total Common Stocks (Cost $2,121,099)					2,494,776
		Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[3,4] Vanguard Market Liquidity Fund		0.523%		5,323,825	5,324

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes		0.572%	6/22/16	600	600
Total Temporary Cash Investments (Cost $5,924)					5,924
Total Investments (99.8%) (Cost $2,127,023)					2,500,700
Other Assets and Liabilities-Net (0.2%)[4]					3,937
Net Assets (100%)					2,504,637

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,191,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $5,324,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,494,776	—	—
Temporary Cash Investments	5,324	600	—
Futures Contracts—Liabilities1	(12)	—	—
Total	2,500,088	600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Russell 1000 Growth Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of )	Settlement	Unrealized
		Long (Short	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	100	10,475	298

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $2,127,023,000. Net unrealized appreciation of investment securities for tax purposes was $373,677,000, consisting of unrealized gains of $443,163,000 on securities that had risen in value since their purchase and $69,486,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.9%)
	Vail Resorts Inc.	21,409	2,810
*	Burlington Stores Inc.	41,989	2,534
	Pool Corp.	25,639	2,348
*,^ Cimpress NV		19,447	1,948
	Texas Roadhouse Inc. Class A	41,495	1,859
*	Tenneco Inc.	34,013	1,827
*	DreamWorks Animation SKG Inc. Class A	44,689	1,798
*	Helen of Troy Ltd.	16,756	1,723
^	Cracker Barrel Old Country Store Inc.	11,371	1,722
	CalAtlantic Group Inc.	45,336	1,677
	American Eagle Outfitters Inc.	106,190	1,661
	Jack in the Box Inc.	19,167	1,633
*	Buffalo Wild Wings Inc.	11,156	1,622
	Big Lots Inc.	29,135	1,524
	Cheesecake Factory Inc.	28,727	1,433
*	Bright Horizons Family Solutions Inc.	22,029	1,427
*	Five Below Inc.	32,294	1,352
	Bloomin' Brands Inc.	68,775	1,310
*	Houghton Mifflin Harcourt Co.	72,657	1,250
	Sinclair Broadcast Group Inc. Class A	38,938	1,232
	Monro Muffler Brake Inc.	18,869	1,188
*	IMAX Corp.	35,600	1,187
*	Grand Canyon Education Inc.	27,678	1,156
*	Steven Madden Ltd.	33,148	1,137
*	TRI Pointe Group Inc.	95,217	1,110
	Wolverine World Wide Inc.	60,824	1,108
	Lithia Motors Inc. Class A	13,379	1,102
	Drew Industries Inc.	14,137	1,094
	Cooper Tire & Rubber Co.	33,785	1,086
	Dana Holding Corp.	89,733	1,079
	Matthews International Corp. Class A	19,454	1,067
	Meredith Corp.	21,546	1,067
	Papa John's International Inc.	16,192	1,026
*	Deckers Outdoor Corp.	19,232	1,011
	PriceSmart Inc.	11,409	1,011
*	Liberty TripAdvisor Holdings Inc. Class A	43,780	1,006
*	Media General Inc.	56,217	1,003
	HSN Inc.	19,134	1,002
*	Shutterfly Inc.	20,693	999
	New York Times Co. Class A	81,053	980
	Nexstar Broadcasting Group Inc. Class A	18,377	978
	Time Inc.	59,946	951
	Interval Leisure Group Inc.	66,220	951
	Churchill Downs Inc.	7,507	942
	Sotheby's	30,877	923
*	G-III Apparel Group Ltd.	23,433	917
	Columbia Sportswear Co.	16,899	899

Vanguard Russell 2000 Index Fund

*	Boyd Gaming Corp.	47,071	890
*	Tumi Holdings Inc.	33,036	886
*	Dorman Products Inc.	15,729	868
	Sonic Corp.	28,871	860
	Chico's FAS Inc.	78,862	856
*	Meritage Homes Corp.	23,227	848
	Marriott Vacations Worldwide Corp.	13,851	839
	DineEquity Inc.	9,984	839
	Travelport Worldwide Ltd.	62,106	822
	Abercrombie & Fitch Co.	40,827	812
	Group 1 Automotive Inc.	13,014	809
	Children's Place Inc.	11,298	796
	La-Z-Boy Inc.	30,048	796
*	Genesco Inc.	12,316	796
*	Popeyes Louisiana Kitchen Inc.	13,614	791
*	Gentherm Inc.	21,057	770
*	Smith & Wesson Holding Corp.	31,541	769
*	Krispy Kreme Doughnuts Inc.	35,880	767
*	Stamps.com Inc.	8,389	763
*	American Axle & Manufacturing Holdings Inc.	44,443	741
*	Penn National Gaming Inc.	46,980	736
*	Asbury Automotive Group Inc.	13,047	732
	Sturm Ruger & Co. Inc.	10,983	727
*	Ascena Retail Group Inc.	100,634	727
*	LifeLock Inc.	55,474	725
	SeaWorld Entertainment Inc.	40,192	702
*	Cooper-Standard Holding Inc.	7,929	681
*	Express Inc.	46,538	677
^	DeVry Education Group Inc.	37,171	673
*	Restoration Hardware Holdings Inc.	19,680	655
	Caleres Inc.	25,726	629
*	La Quinta Holdings Inc.	52,374	622
*	American Woodmark Corp.	7,684	621
*	Select Comfort Corp.	27,500	617
^	KB Home	43,893	612
	Scholastic Corp.	15,622	610
	Guess? Inc.	37,090	585
*	EW Scripps Co. Class A	34,607	583
	Cato Corp. Class A	15,313	580
*,^ Diamond Resorts International Inc.		24,954	572
*	TiVo Inc.	56,785	565
*	Universal Electronics Inc.	8,469	550
	Oxford Industries Inc.	8,584	544
	International Speedway Corp. Class A	16,254	538
*	Belmond Ltd. Class A	56,122	534
	MDC Holdings Inc.	22,714	528
	National CineMedia Inc.	35,898	524
*	Apollo Education Group Inc.	56,488	519
*	Dave & Buster's Entertainment Inc.	13,276	518
*	BJ's Restaurants Inc.	11,456	513
	Bob Evans Farms Inc.	11,499	513
*	Cavco Industries Inc.	5,129	509
	Ethan Allen Interiors Inc.	14,776	499
*	Shutterstock Inc.	11,459	481

Vanguard Russell 2000 Index Fund

*,^ Wayfair Inc.		11,618	478
*	Denny's Corp.	44,569	478
*	Meritor Inc.	53,229	471
*	Central Garden & Pet Co. Class A	25,243	460
*	Hibbett Sports Inc.	13,237	457
^	MDC Partners Inc. Class A	25,463	457
	Callaway Golf Co.	45,393	457
	Nutrisystem Inc.	16,726	454
	Finish Line Inc. Class A	24,872	451
	New Media Investment Group Inc.	25,789	449
*	Gray Television Inc.	37,958	449
	Standard Motor Products Inc.	11,468	443
*	Carmike Cinemas Inc.	14,712	440
*	2U Inc.	15,773	439
*	Vitamin Shoppe Inc.	14,386	435
*	Crocs Inc.	43,514	428
^	Outerwall Inc.	10,331	426
*	Red Robin Gourmet Burgers Inc.	8,187	415
*	Zoe's Kitchen Inc.	11,237	415
	Quotient Technology Inc.	36,502	407
	Rent-A-Center Inc.	30,888	407
^	Buckle Inc.	16,409	406
*	Fiesta Restaurant Group Inc.	16,080	404
*	Mattress Firm Holding Corp.	11,945	403
	Pinnacle Entertainment Inc.	35,589	401
	Tailored Brands Inc.	27,963	386
	Viad Corp.	12,094	385
*	Biglari Holdings Inc.	954	382
	Capella Education Co.	7,275	382
*	Nautilus Inc.	18,070	373
	AMC Entertainment Holdings Inc.	12,640	363
	Winnebago Industries Inc.	16,118	363
*	HealthStream Inc.	15,228	358
	Superior Industries International Inc.	13,157	357
	Barnes & Noble Inc.	30,400	354
	Ruth's Hospitality Group Inc.	20,908	347
*	Motorcar Parts of America Inc.	10,809	324
	ClubCorp Holdings Inc.	26,265	317
	Fred's Inc. Class A	21,408	314
*	Strayer Education Inc.	6,523	314
*	Chuy's Holdings Inc.	9,426	311
	Sonic Automotive Inc. Class A	17,097	305
	World Wrestling Entertainment Inc. Class A	17,262	303
*	Tile Shop Holdings Inc.	16,432	300
	Inter Parfums Inc.	10,216	299
*	FTD Cos. Inc.	10,954	298
*	Scientific Games Corp. Class A	30,277	296
*	Taylor Morrison Home Corp. Class A	19,416	289
*	Regis Corp.	21,588	281
*	Caesars Acquisition Co. Class A	28,042	279
*	American Public Education Inc.	9,804	277
	Entravision Communications Corp. Class A	38,272	276
*	Stoneridge Inc.	16,790	276
*	M/I Homes Inc.	14,577	275

Vanguard Russell 2000 Index Fund

	Pier 1 Imports Inc.	48,006	269
*	XO Group Inc.	15,786	267
	Tower International Inc.	12,171	264
*	MarineMax Inc.	15,148	257
	National Presto Industries Inc.	2,877	257
*	Carrols Restaurant Group Inc.	21,111	256
*	Eldorado Resorts Inc.	17,122	255
*	Francesca's Holdings Corp.	24,383	254
*,^ Weight Watchers International Inc.		16,661	253
*	Caesars Entertainment Corp.	33,112	243
*,^ Eros International plc		16,501	243
*	K12 Inc.	20,019	238
*	Career Education Corp.	40,041	235
*	Angie's List Inc.	26,615	234
*	LGI Homes Inc.	8,489	229
	Haverty Furniture Cos. Inc.	12,237	227
	Libbey Inc.	13,262	227
*	Chegg Inc.	46,442	227
*	Del Frisco's Restaurant Group Inc.	14,251	220
*	Iconix Brand Group Inc.	28,561	220
*	Revlon Inc. Class A	6,916	216
*	Isle of Capri Casinos Inc.	13,464	214
*	Lumber Liquidators Holdings Inc.	16,253	213
	Marcus Corp.	10,830	210
	Shoe Carnival Inc.	8,966	209
	Carriage Services Inc. Class A	8,870	209
*	Party City Holdco Inc.	14,143	197
*	Vera Bradley Inc.	12,604	193
*	William Lyon Homes Class A	11,778	191
	Entercom Communications Corp. Class A	14,982	190
	Blue Nile Inc.	7,177	189
	Movado Group Inc.	9,123	187
	Tribune Publishing Co.	15,518	182
*	Tuesday Morning Corp.	26,699	182
	Bassett Furniture Industries Inc.	6,477	181
*	Zumiez Inc.	11,711	174
*	Fox Factory Holding Corp.	10,245	170
	Barnes & Noble Education Inc.	17,800	169
	Sequential Brands Group Inc.	20,896	168
	Planet Fitness Inc. Class A	9,369	167
*,^ Lands' End Inc.		9,848	165
*,^ Conn's Inc.		14,557	162
*	Century Communities Inc.	8,799	159
	Hooker Furniture Corp.	6,512	158
	Ollie's Bargain Outlet Holdings Inc.	6,261	157
*	WCI Communities Inc.	9,107	157
*	Beazer Homes USA Inc.	19,865	156
*	Federal-Mogul Holdings Corp.	18,029	153
	CSS Industries Inc.	5,675	152
*	Potbelly Corp.	11,404	151
	Citi Trends Inc.	9,456	147
*	Malibu Boats Inc. Class A	10,795	147
	Flexsteel Industries Inc.	3,557	145
*	Ruby Tuesday Inc.	37,488	145

Vanguard Russell 2000 Index Fund

*	Perry Ellis International Inc.	7,453	144
*	Eastman Kodak Co.	10,846	142
	Winmark Corp.	1,357	133
*	Elizabeth Arden Inc.	14,207	130
*	Hovnanian Enterprises Inc. Class A	68,243	130
*	Shake Shack Inc. Class A	3,356	129
*	Reading International Inc. Class A	10,219	128
*	Daily Journal Corp.	643	127
*	Overstock.com Inc.	7,405	126
	Kirkland's Inc.	9,473	126
	Horizon Global Corp.	10,787	126
	Stein Mart Inc.	18,069	126
*	Monarch Casino & Resort Inc.	5,891	124
*	Habit Restaurants Inc. Class A	6,781	121
*,^ Central European Media Enterprises Ltd. Class A		45,556	121
	Arctic Cat Inc.	7,608	120
*	America's Car-Mart Inc.	5,011	119
*	TubeMogul Inc.	9,569	119
	Speedway Motorsports Inc.	6,851	119
	Duluth Holdings Inc.	4,443	118
*	1-800-Flowers.com Inc. Class A	14,582	118
	Metaldyne Performance Group Inc.	7,068	115
*	Etsy Inc.	12,427	115
	Wingstop Inc.	4,120	115
*	Build-A-Bear Workshop Inc.	7,795	108
	Weyco Group Inc.	3,827	105
*	Destination XL Group Inc.	22,239	104
	Strattec Security Corp.	2,206	102
*	Intrawest Resorts Holdings Inc.	9,357	102
*	Care.com Inc.	11,352	101
*	West Marine Inc.	10,606	97
*	Franklin Covey Co.	6,177	95
	Lifetime Brands Inc.	6,353	93
*	Sportsman's Warehouse Holdings Inc.	10,717	93
*	El Pollo Loco Holdings Inc.	8,290	92
	Big 5 Sporting Goods Corp.	11,004	92
*	Jamba Inc.	8,043	92
	J Alexander's Holdings Inc.	8,633	90
	Stage Stores Inc.	15,932	88
*	Performance Sports Group Ltd.	26,480	86
	Collectors Universe Inc.	4,398	86
	Saga Communications Inc. Class A	2,041	84
*	Bojangles' Inc.	4,759	83
*	ZAGG Inc.	15,984	77
*	Bridgepoint Education Inc.	9,954	77
*	QuinStreet Inc.	20,470	76
	Johnson Outdoors Inc. Class A	2,851	75
	Superior Uniform Group Inc.	4,235	75
*	Cherokee Inc.	5,225	74
*	Vince Holding Corp.	12,784	72
*	JAKKS Pacific Inc.	9,273	69
	Escalade Inc.	5,960	68
*	Bravo Brio Restaurant Group Inc.	8,848	66
*	Kona Grill Inc.	5,182	65

Vanguard Russell 2000 Index Fund

*	New Home Co. Inc.	6,400	65
*	Hemisphere Media Group Inc. Class A	5,873	64
*	Noodles & Co. Class A	6,715	63
*	Marchex Inc. Class B	18,508	62
*	Systemax Inc.	6,742	61
	MCBC Holdings Inc.	3,949	61
*	Black Diamond Inc.	13,027	54
	Marine Products Corp.	6,145	53
*	Boot Barn Holdings Inc.	6,843	52
	Instructure Inc.	2,905	50
*	Skullcandy Inc.	12,895	50
*	Container Store Group Inc.	9,007	48
*	Christopher & Banks Corp.	23,754	46
*	Papa Murphy's Holdings Inc.	5,799	43
*	EVINE Live Inc.	27,295	42
	Universal Technical Institute Inc.	12,472	41
	Liberty Tax Inc.	3,292	39
	Fogo De Chao Inc.	2,814	38
*	VOXX International Corp. Class A	11,251	37
*	Tilly's Inc. Class A	6,055	36
*	Cambium Learning Group Inc.	7,503	35
*	Morgans Hotel Group Co.	15,167	33
^	Empire Resorts Inc.	1,671	33
*	Townsquare Media Inc. Class A	3,618	32
	Fenix Parts Inc.	7,816	30
*	Sizmek Inc.	12,151	30
	Harte-Hanks Inc.	28,540	28
*	Cumulus Media Inc. Class A	77,572	25
*,^ bebe stores inc		13,507	5
			137,377
Consumer Staples (3.3%)
*	TreeHouse Foods Inc.	33,219	3,146
*	Post Holdings Inc.	36,273	2,757
	Casey's General Stores Inc.	22,884	2,751
	B&G Foods Inc.	36,892	1,586
	Lancaster Colony Corp.	10,869	1,318
	Snyder's-Lance Inc.	40,880	1,264
	Sanderson Farms Inc.	13,201	1,184
	Core-Mark Holding Co. Inc.	13,592	1,164
*	United Natural Foods Inc.	29,514	1,100
	Vector Group Ltd.	50,422	1,083
	Fresh Del Monte Produce Inc.	19,625	1,028
	Dean Foods Co.	55,657	1,017
	WD-40 Co.	8,584	956
	J&J Snack Foods Corp.	8,774	926
*	Boston Beer Co. Inc. Class A	5,354	832
^	Cal-Maine Foods Inc.	18,341	816
*	Diplomat Pharmacy Inc.	22,527	734
	Universal Corp.	13,197	722
*	SUPERVALU Inc.	153,224	709
	SpartanNash Co.	21,957	652
	Andersons Inc.	16,577	593
	Calavo Growers Inc.	8,858	501
*	Seaboard Corp.	151	456

Vanguard Russell 2000 Index Fund

^	Tootsie Roll Industries Inc.	11,486	411
*	USANA Health Sciences Inc.	3,049	368
*	National Beverage Corp.	6,681	348
	Coca-Cola Bottling Co. Consolidated	2,691	332
	Weis Markets Inc.	6,546	328
	Ingles Markets Inc. Class A	7,990	298
*	Omega Protein Corp.	12,995	257
	Performance Food Group Co.	10,077	250
	John B Sanfilippo & Son Inc.	4,980	236
	PetMed Express Inc.	12,119	228
*	Smart & Final Stores Inc.	14,321	227
	Medifast Inc.	6,561	209
	MGP Ingredients Inc.	5,957	195
*	Chefs' Warehouse Inc.	11,430	174
	Orchids Paper Products Co.	5,452	173
*	Seneca Foods Corp. Class A	4,531	141
*	Farmer Brothers Co.	4,752	134
^	Natural Health Trends Corp.	4,344	130
*	Nutraceutical International Corp.	5,189	123
	Amplify Snack Brands Inc.	9,143	119
	Village Super Market Inc. Class A	4,224	114
*,^ Freshpet Inc.		12,319	114
	Limoneira Co.	6,776	111
*	Inventure Foods Inc.	11,458	86
*	Natural Grocers by Vitamin Cottage Inc.	5,551	74
	Alico Inc.	2,315	71
*	Craft Brew Alliance Inc.	6,337	60
	Nature's Sunshine Products Inc.	6,049	60
*	Synutra International Inc.	12,807	53
*	Castle Brands Inc.	34,863	31
*	Lifeway Foods Inc.	2,502	24
^	Arcadia Biosciences Inc.	4,907	7
			32,781
Energy (2.4%)
*	Parsley Energy Inc. Class A	66,627	1,737
*	PDC Energy Inc.	27,383	1,590
*	Carrizo Oil & Gas Inc.	34,180	1,316
*	RSP Permian Inc.	38,688	1,274
*	Matador Resources Co.	47,166	1,072
*	Oasis Petroleum Inc.	106,227	1,067
*	Oil States International Inc.	30,437	1,000
	Western Refining Inc.	41,816	888
	SemGroup Corp. Class A	25,821	821
*	Callon Petroleum Co.	70,029	798
*	McDermott International Inc.	139,050	660
*	Synergy Resources Corp.	107,968	652
*	Forum Energy Technologies Inc.	34,376	577
*	SEACOR Holdings Inc.	9,979	572
*	Helix Energy Solutions Group Inc.	63,369	508
	Delek US Holdings Inc.	34,353	473
*	Unit Corp.	30,101	421
	Green Plains Inc.	21,857	406
^	Atwood Oceanics Inc.	37,201	397
*	Flotek Industries Inc.	32,005	376

Vanguard Russell 2000 Index Fund

	Archrock Inc.	41,670	318
*	Matrix Service Co.	16,127	267
*	TETRA Technologies Inc.	47,479	260
	Exterran Corp.	20,650	259
*,^ Sanchez Energy Corp.		31,714	249
*	Renewable Energy Group Inc.	26,649	245
	SunCoke Energy Inc.	39,278	238
*	Newpark Resources Inc.	50,633	232
^	Fairmount Santrol Holdings Inc.	39,457	212
*	Bill Barrett Corp.	28,235	201
*	REX American Resources Corp.	3,422	200
	Tesco Corp.	23,669	173
*	Northern Oil and Gas Inc.	37,006	161
*	Ring Energy Inc.	19,849	161
*	Natural Gas Services Group Inc.	7,779	158
	Panhandle Oil and Gas Inc. Class A	9,727	156
*	Parker Drilling Co.	68,305	150
*	Par Pacific Holdings Inc.	9,790	150
*	Hornbeck Offshore Services Inc.	17,810	148
*,^ Clean Energy Fuels Corp.		45,415	148
^	CARBO Ceramics Inc.	11,793	145
*	Pioneer Energy Services Corp.	40,024	143
	Alon USA Energy Inc.	18,853	142
*	Geospace Technologies Corp.	7,669	133
*	Trecora Resources	11,783	133
	Civeo Corp.	63,621	128
*	Pacific Ethanol Inc.	18,586	118
*	Era Group Inc.	12,193	117
^	TerraVia Holdings Inc.	46,709	116
*	Contango Oil & Gas Co.	10,170	110
^	FuelCell Energy Inc.	14,110	108
*	EnerNOC Inc.	15,970	105
*	Green Brick Partners Inc.	12,749	91
*	RigNet Inc.	7,157	89
*,^ Clayton Williams Energy Inc.		3,418	86
*,^ EXCO Resources Inc.		92,651	84
*	Westmoreland Coal Co.	10,137	82
	Evolution Petroleum Corp.	14,109	79
*	Abraxas Petroleum Corp.	68,436	77
*,^ Bonanza Creek Energy Inc.		28,619	75
*	Cloud Peak Energy Inc.	38,388	75
*,^ Eclipse Resources Corp.		27,051	72
*	Gastar Exploration Inc.	77,595	71
	TerraForm Global Inc. Class A	25,363	70
*	Jones Energy Inc. Class A	17,171	65
^	Sunrun Inc.	10,040	64
*,^ Approach Resources Inc.		23,740	63
*	Independence Contract Drilling Inc.	14,914	60
^	Nordic American Offshore Ltd.	11,431	57
	Adams Resources & Energy Inc.	1,378	53
*	Isramco Inc.	573	53
*	Ameresco Inc. Class A	11,373	53
*,^ Basic Energy Services Inc.		24,201	47
*,^ W&T Offshore Inc.		20,336	43

Vanguard Russell 2000 Index Fund

*,^ Vivint Solar Inc.		11,731	42
	ION Geophysical Corp.	5,185	36
*	Enphase Energy Inc.	16,530	35
	Hallador Energy Co.	5,650	24
*	Key Energy Services Inc.	70,248	21
*,^ Rex Energy Corp.		28,258	21
*,^ Erin Energy Corp.		8,255	20
*,^ Stone Energy Corp.		32,640	18
*	C&J Energy Services Ltd.	32,928	18
^	North Atlantic Drilling Ltd.	4,276	16
*	TransAtlantic Petroleum Ltd.	16,198	15
*	Earthstone Energy Inc.	522	7
	Halcon Resources Corp.	14,669	4
*	Triangle Petroleum Corp.	24,655	4
*	Seventy Seven Energy Inc.	16,511	1
*	Global Geophysical Services Inc.	127	—
			23,980
Financial Services (27.3%)
	CubeSmart	103,511	3,296
	MarketAxess Holdings Inc.	21,984	3,076
	Sovran Self Storage Inc.	26,783	2,900
	Highwoods Properties Inc.	55,400	2,696
	First American Financial Corp.	63,850	2,442
*	Euronet Worldwide Inc.	30,558	2,439
	EPR Properties	33,688	2,401
	Investors Bancorp Inc.	193,372	2,315
	Sun Communities Inc.	33,047	2,308
	DCT Industrial Trust Inc.	52,337	2,257
	CNO Financial Group Inc.	109,539	2,223
	Prosperity Bancshares Inc.	41,258	2,222
	FirstMerit Corp.	97,706	2,216
	Gramercy Property Trust	247,302	2,208
	CyrusOne Inc.	43,375	2,139
	Webster Financial Corp.	53,815	2,107
	Umpqua Holdings Corp.	130,014	2,079
	PrivateBancorp Inc.	46,274	2,052
	Fair Isaac Corp.	18,408	2,051
	Medical Properties Trust Inc.	138,666	2,038
*	Western Alliance Bancorp	50,978	1,922
	Healthcare Realty Trust Inc.	59,513	1,892
	New Residential Investment Corp.	135,632	1,842
	Bank of the Ozarks Inc.	46,231	1,799
	DuPont Fabros Technology Inc.	41,375	1,751
	First Industrial Realty Trust Inc.	69,267	1,715
	RLI Corp.	25,382	1,678
	United Bankshares Inc.	40,884	1,628
	Primerica Inc.	28,670	1,609
	Education Realty Trust Inc.	37,477	1,604
	MB Financial Inc.	44,248	1,600
	FNB Corp.	119,185	1,596
	LaSalle Hotel Properties	66,964	1,548
	National Health Investors Inc.	22,142	1,546
	Physicians Realty Trust	79,847	1,516
	RLJ Lodging Trust	73,599	1,508

Vanguard Russell 2000 Index Fund

* Stifel Financial Corp.	39,857	1,506
Wintrust Financial Corp.	28,111	1,497
Fulton Financial Corp.	104,164	1,484
Home BancShares Inc.	33,650	1,479
Sunstone Hotel Investors Inc.	122,672	1,477
GEO Group Inc.	44,257	1,472
Cathay General Bancorp	47,149	1,453
Urban Edge Properties	52,628	1,413
* MGIC Investment Corp.	199,335	1,405
Washington Federal Inc.	56,217	1,405
IBERIABANK Corp.	22,482	1,394
Equity One Inc.	47,043	1,386
* Texas Capital Bancshares Inc.	26,992	1,383
Hudson Pacific Properties Inc.	49,157	1,382
Mack-Cali Realty Corp.	52,458	1,377
Acadia Realty Trust	40,566	1,375
Cousins Properties Inc.	127,265	1,367
BancorpSouth Inc.	56,656	1,354
UMB Financial Corp.	23,172	1,334
Radian Group Inc.	106,702	1,324
Kite Realty Group Trust	49,232	1,323
Valley National Bancorp	137,841	1,314
Janus Capital Group Inc.	86,186	1,308
Washington REIT	43,380	1,285
^ First Financial Bankshares Inc.	37,776	1,266
Hancock Holding Co.	45,847	1,260
Ryman Hospitality Properties Inc.	25,525	1,252
Selective Insurance Group Inc.	33,585	1,248
EastGroup Properties Inc.	19,040	1,219
Glacier Bancorp Inc.	44,460	1,216
Colony Capital Inc. Class A	65,830	1,206
Retail Opportunity Investments Corp.	58,535	1,184
First Citizens BancShares Inc. Class A	4,537	1,175
Kennedy-Wilson Holdings Inc.	54,596	1,164
Sterling Bancorp	70,243	1,156
Lexington Realty Trust	120,314	1,137
PS Business Parks Inc.	11,504	1,136
Capitol Federal Financial Inc.	82,894	1,126
* Blackhawk Network Holdings Inc.	31,905	1,098
CVB Financial Corp.	62,547	1,098
CoreSite Realty Corp.	14,257	1,081
Alexander & Baldwin Inc.	28,618	1,078
Pebblebrook Hotel Trust	42,225	1,065
Xenia Hotels & Resorts Inc.	65,778	1,060
Evercore Partners Inc. Class A	20,391	1,060
DiamondRock Hospitality Co.	118,128	1,056
* Cardtronics Inc.	26,454	1,039
Pinnacle Financial Partners Inc.	21,108	1,038
Community Bank System Inc.	25,102	1,035
Columbia Banking System Inc.	33,970	1,035
Old National Bancorp	78,633	1,035
South State Corp.	14,261	1,034
LTC Properties Inc.	22,132	1,032
BGC Partners Inc. Class A	108,147	1,005

Vanguard Russell 2000 Index Fund

QTS Realty Trust Inc. Class A	19,342	999
Monogram Residential Trust Inc.	97,858	992
Trustmark Corp.	39,556	980
Invesco Mortgage Capital Inc.	66,791	960
Argo Group International Holdings Ltd.	18,023	949
* Hilltop Holdings Inc.	44,895	918
Hatteras Financial Corp.	56,700	912
Select Income REIT	36,909	909
* Eagle Bancorp Inc.	17,631	908
Great Western Bancorp Inc.	26,166	890
International Bancshares Corp.	31,673	888
Northwest Bancshares Inc.	59,579	882
American Assets Trust Inc.	21,890	876
New York REIT Inc.	95,818	875
Parkway Properties Inc.	49,769	868
EverBank Financial Corp.	56,620	867
Pennsylvania REIT	40,752	860
First Midwest Bancorp Inc.	45,634	853
Astoria Financial Corp.	52,981	847
Financial Engines Inc.	30,390	840
Ramco-Gershenson Properties Trust	46,606	839
Simmons First National Corp. Class A	17,579	835
Chesapeake Lodging Trust	34,972	834
* Enstar Group Ltd.	5,328	830
WisdomTree Investments Inc.	66,938	830
Kemper Corp.	25,603	827
Horace Mann Educators Corp.	24,145	822
Potlatch Corp.	23,942	818
STAG Industrial Inc.	38,116	814
Renasant Corp.	23,542	810
Government Properties Income Trust	41,319	810
Sabra Health Care REIT Inc.	38,338	803
Provident Financial Services Inc.	38,627	789
* PRA Group Inc.	28,496	784
Chemical Financial Corp.	19,745	778
American Equity Investment Life Holding Co.	47,890	776
Rexford Industrial Realty Inc.	38,880	774
BBCN Bancorp Inc.	46,794	761
CYS Investments Inc.	92,340	754
LegacyTexas Financial Group Inc.	27,971	753
Independent Bank Corp.	15,260	752
NBT Bancorp Inc.	25,725	750
WesBanco Inc.	22,446	733
^ Westamerica Bancorporation	14,936	727
First Cash Financial Services Inc.	16,530	722
Park National Corp.	7,668	720
Union Bankshares Corp.	26,508	719
Kearny Financial Corp.	54,859	718
* Essent Group Ltd.	32,647	714
First Financial Bancorp	36,070	713
HFF Inc. Class A	22,077	711
* BofI Holding Inc.	36,041	677
ServisFirst Bancshares Inc.	12,984	676
AMERISAFE Inc.	11,057	672

Vanguard Russell 2000 Index Fund

Yadkin Financial Corp.	25,225	668
STORE Capital Corp.	25,675	656
United Community Banks Inc.	31,897	642
Redwood Trust Inc.	44,941	640
WSFS Financial Corp.	17,885	634
PennyMac Mortgage Investment Trust	41,050	632
* HRG Group Inc.	47,111	619
First Merchants Corp.	23,707	614
* Beneficial Bancorp Inc.	44,429	612
Summit Hotel Properties Inc.	52,208	611
Boston Private Financial Holdings Inc.	48,374	609
Colony Starwood Homes	22,344	608
EVERTEC Inc.	39,459	604
* FCB Financial Holdings Inc. Class A	16,283	602
Terreno Realty Corp.	25,082	600
Franklin Street Properties Corp.	52,526	599
Ameris Bancorp	18,725	596
Talmer Bancorp Inc. Class A	29,782	594
Agree Realty Corp.	13,924	593
Banc of California Inc.	29,449	591
Tompkins Financial Corp.	8,775	584
Towne Bank	26,572	581
* Third Point Reinsurance Ltd.	49,416	578
* St. Joe Co.	33,116	576
Employers Holdings Inc.	19,131	571
* Navigators Group Inc.	6,202	565
FelCor Lodging Trust Inc.	83,965	555
* Green Dot Corp. Class A	25,096	554
Apollo Commercial Real Estate Finance Inc.	33,930	550
Banner Corp.	12,165	541
Capstead Mortgage Corp.	55,791	539
S&T Bancorp Inc.	20,813	538
Safety Insurance Group Inc.	9,019	536
Infinity Property & Casualty Corp.	6,707	523
Cash America International Inc.	14,139	513
First Commonwealth Financial Corp.	53,385	501
* FNFV Group	41,566	500
Chatham Lodging Trust	23,005	499
National General Holdings Corp.	24,017	498
Stewart Information Services Corp.	13,358	497
Meridian Bancorp Inc.	33,029	495
New Senior Investment Group Inc.	47,667	494
* MBIA Inc.	68,198	491
United Fire Group Inc.	11,809	486
Wilshire Bancorp Inc.	42,444	485
Berkshire Hills Bancorp Inc.	17,635	485
Nelnet Inc. Class A	12,925	474
Hersha Hospitality Trust Class A	26,733	474
Lakeland Financial Corp.	9,630	473
Brookline Bancorp Inc.	40,576	472
Banco Latinoamericano de Comercio Exterior SA	17,474	466
CareTrust REIT Inc.	34,570	463
Southside Bancshares Inc.	15,477	456
Cohen & Steers Inc.	11,769	454

Vanguard Russell 2000 Index Fund

American Capital Mortgage Investment Corp.	28,661	454
* iStar Inc.	43,993	450
Hannon Armstrong Sustainable Infrastructure Capital Inc.	22,090	449
State Bank Financial Corp.	20,626	448
Hanmi Financial Corp.	18,414	448
Alexander's Inc.	1,220	447
Investors Real Estate Trust	71,644	446
Sandy Spring Bancorp Inc.	14,822	436
Monmouth Real Estate Investment Corp.	36,613	435
City Holding Co.	8,831	434
* Ambac Financial Group Inc.	26,162	431
Oritani Financial Corp.	25,590	429
* Customers Bancorp Inc.	15,928	428
ARMOUR Residential REIT Inc.	22,011	427
BNC Bancorp	17,840	425
Cardinal Financial Corp.	18,603	422
Northfield Bancorp Inc.	27,104	421
* Encore Capital Group Inc.	15,536	418
CenterState Banks Inc.	26,374	417
First Busey Corp.	18,692	415
Rouse Properties Inc.	22,059	403
* Pacific Premier Bancorp Inc.	16,063	402
Heartland Financial USA Inc.	11,301	397
United Financial Bancorp Inc.	29,553	393
New York Mortgage Trust Inc.	65,526	390
Capital Bank Financial Corp.	12,595	388
TriCo Bancshares	13,714	386
Universal Health Realty Income Trust	7,217	386
Maiden Holdings Ltd.	29,218	383
National Bank Holdings Corp. Class A	17,938	381
Stock Yards Bancorp Inc.	13,101	380
* Walker & Dunlop Inc.	15,823	380
Investment Technology Group Inc.	20,575	379
Flushing Financial Corp.	17,697	369
Universal Insurance Holdings Inc.	18,892	367
FBL Financial Group Inc. Class A	5,807	365
TrustCo Bank Corp. NY	54,457	358
Greenhill & Co. Inc.	17,223	355
* Greenlight Capital Re Ltd. Class A	17,274	351
Urstadt Biddle Properties Inc. Class A	16,559	350
Cedar Realty Trust Inc.	51,079	347
Silver Bay Realty Trust Corp.	21,913	343
Washington Trust Bancorp Inc.	8,906	341
* Piper Jaffray Cos.	8,027	339
Enterprise Financial Services Corp.	11,759	336
1st Source Corp.	9,827	333
Altisource Residential Corp.	32,942	330
Saul Centers Inc.	5,870	330
Dime Community Bancshares Inc.	17,841	328
First Interstate BancSystem Inc. Class A	11,276	327
Diamond Hill Investment Group Inc.	1,800	324
Community Trust Bancorp Inc.	8,946	323
Cass Information Systems Inc.	6,598	317
Central Pacific Financial Corp.	13,192	316

Vanguard Russell 2000 Index Fund

	First Potomac Realty Trust	35,244	315
	Heritage Financial Corp.	17,246	315
	Virtus Investment Partners Inc.	3,849	313
*,^ LendingTree Inc.		3,762	313
	Ladder Capital Corp.	24,874	306
*	Flagstar Bancorp Inc.	12,283	298
	Getty Realty Corp.	14,615	296
*	First BanCorp	69,964	295
	Bryn Mawr Bank Corp.	10,005	293
	MainSource Financial Group Inc.	12,865	291
*	HomeStreet Inc.	14,072	289
	National Storage Affiliates Trust	13,829	288
	RE/MAX Holdings Inc. Class A	7,129	288
*	KCG Holdings Inc. Class A	20,310	286
	National Western Life Group Inc. Class A	1,331	284
	Moelis & Co. Class A	10,563	282
	Lakeland Bancorp Inc.	23,869	275
	German American Bancorp Inc.	8,504	274
	CoBiz Financial Inc.	21,590	273
	BancFirst Corp.	4,323	271
	ConnectOne Bancorp Inc.	17,016	270
*	Nationstar Mortgage Holdings Inc.	20,900	267
	Westwood Holdings Group Inc.	4,632	266
	Bridge Bancorp Inc.	8,839	265
	Apollo Residential Mortgage Inc.	19,374	261
	Anworth Mortgage Asset Corp.	56,028	259
	CatchMark Timber Trust Inc. Class A	23,908	258
*	INTL. FCStone Inc.	8,988	251
	Ashford Hospitality Trust Inc.	49,813	251
	Great Southern Bancorp Inc.	6,346	249
*	Forestar Group Inc.	20,275	248
	OFG Bancorp	26,809	245
	Resource Capital Corp.	19,224	245
	Mercantile Bank Corp.	9,964	244
*	Seacoast Banking Corp. of Florida	14,452	243
	First of Long Island Corp.	8,024	241
	Univest Corp. of Pennsylvania	11,837	239
	Blue Hills Bancorp Inc.	16,712	237
	Opus Bank	6,276	236
	Peoples Bancorp Inc.	10,938	236
*,^ Citizens Inc. Class A		29,541	236
	First Bancorp	11,876	234
	Western Asset Mortgage Capital Corp.	25,274	234
*	CU Bancorp	10,113	234
	James River Group Holdings Ltd.	6,489	229
	First Financial Corp.	6,152	227
	OceanFirst Financial Corp.	12,164	227
	Preferred Bank	6,889	227
	Bank Mutual Corp.	27,865	226
	Meta Financial Group Inc.	4,505	225
	OM Asset Management plc	14,792	225
	First Defiance Financial Corp.	5,561	225
	InfraREIT Inc.	13,018	224
	AG Mortgage Investment Trust Inc.	15,928	223

Vanguard Russell 2000 Index Fund

Financial Institutions Inc.	7,977	223
Gladstone Commercial Corp.	13,374	222
* Altisource Portfolio Solutions SA	7,925	221
Independent Bank Group Inc.	5,808	221
Waterstone Financial Inc.	15,187	220
Armada Hoffler Properties Inc.	18,018	218
Whitestone REIT	15,900	218
Stonegate Bank	6,753	216
* HomeTrust Bancshares Inc.	11,299	215
Clifton Bancorp Inc.	14,137	214
Federal Agricultural Mortgage Corp.	5,903	213
Park Sterling Corp.	28,493	212
* Cowen Group Inc. Class A	62,965	211
* Marcus & Millichap Inc.	8,245	210
First Community Bancshares Inc.	9,411	206
Virtu Financial Inc. Class A	11,430	204
* EZCORP Inc. Class A	29,944	203
Dynex Capital Inc.	30,009	201
State National Cos. Inc.	18,597	200
Ares Commercial Real Estate Corp.	16,517	198
* Tejon Ranch Co.	8,362	195
QCR Holdings Inc.	7,114	194
Pacific Continental Corp.	11,666	194
Heritage Insurance Holdings Inc.	14,595	192
Arrow Financial Corp.	6,608	192
* NMI Holdings Inc. Class A	30,287	189
Fidelity Southern Corp.	11,431	187
Independent Bank Corp.	12,591	187
RAIT Financial Trust	55,776	185
* World Acceptance Corp.	4,232	185
Peapack Gladstone Financial Corp.	9,692	184
Federated National Holding Co.	8,530	184
Arlington Asset Investment Corp. Class A	13,798	184
Preferred Apartment Communities Inc. Class A	13,050	182
State Auto Financial Corp.	8,815	181
Suffolk Bancorp	7,132	180
OneBeacon Insurance Group Ltd. Class A	13,843	180
Southwest Bancorp Inc.	10,529	179
Bank of Marin Bancorp	3,511	178
United Insurance Holdings Corp.	10,161	178
Camden National Corp.	4,139	178
West Bancorporation Inc.	9,461	178
Ashford Hospitality Prime Inc.	16,153	175
Houlihan Lokey Inc.	7,212	174
United Community Financial Corp.	28,437	173
Horizon Bancorp	6,939	171
* First NBC Bank Holding Co.	9,095	170
CorEnergy Infrastructure Trust Inc.	7,033	169
* TriState Capital Holdings Inc.	12,876	167
* Safeguard Scientifics Inc.	12,651	167
One Liberty Properties Inc.	7,378	167
Peoples Financial Services Corp.	4,475	165
HCI Group Inc.	5,094	162
Fidelity & Guaranty Life	6,809	162

Vanguard Russell 2000 Index Fund

	Republic Bancorp Inc. Class A	5,745	159
	Heritage Commerce Corp.	14,669	158
	NexPoint Residential Trust Inc.	11,119	157
	Nicolet Bankshares Inc.	4,117	156
	Easterly Government Properties Inc.	8,303	155
*	Global Indemnity plc	5,080	153
*	Ladenburg Thalmann Financial Services Inc.	57,522	153
	CNB Financial Corp.	8,496	152
	Independence Realty Trust Inc.	19,007	148
*	eHealth Inc.	10,645	147
*	Triumph Bancorp Inc.	9,092	146
	Citizens & Northern Corp.	7,152	145
	Fox Chase Bancorp Inc.	7,166	145
	Crawford & Co. Class B	16,820	144
*,^ Trupanion Inc.		9,500	144
	First Connecticut Bancorp Inc.	8,780	142
	National Bankshares Inc.	4,268	142
	BankFinancial Corp.	11,140	142
	Guaranty Bancorp	8,700	139
	UMH Properties Inc.	13,960	139
	MidWestOne Financial Group Inc.	4,748	138
	Ames National Corp.	5,461	137
	Territorial Bancorp Inc.	5,207	137
	GAMCO Investors Inc. Class A	3,725	137
	GAIN Capital Holdings Inc.	19,629	136
	American National Bankshares Inc.	5,009	136
*	Bancorp Inc.	19,954	135
^	Orchid Island Capital Inc.	12,840	133
	Bluerock Residential Growth REIT Inc. Class A	11,144	133
	National Interstate Corp.	4,262	133
	Baldwin & Lyons Inc.	5,606	131
	First Bancorp Inc.	6,335	128
	First Business Financial Services Inc.	5,114	126
*	Ocwen Financial Corp.	63,637	126
*	PICO Holdings Inc.	13,575	126
	Penns Woods Bancorp Inc.	2,967	126
*	NewStar Financial Inc.	14,886	126
	Farmers Capital Bank Corp.	4,605	125
	Charter Financial Corp.	9,413	125
*	FRP Holdings Inc.	4,061	124
	Consolidated-Tomoka Land Co.	2,573	124
	Bar Harbor Bankshares	3,665	123
	Old Second Bancorp Inc.	16,906	122
	EMC Insurance Group Inc.	4,568	122
*	Sun Bancorp Inc.	5,862	122
	RMR Group Inc. Class A	4,024	119
	Sierra Bancorp	6,753	117
*	Enova International Inc.	15,454	113
	Heritage Oaks Bancorp	13,760	111
*	MoneyGram International Inc.	16,867	109
*	BSB Bancorp Inc.	4,755	109
	Associated Capital Group Inc. Class A	3,643	109
	Enterprise Bancorp Inc.	4,666	109
*	Atlas Financial Holdings Inc.	6,027	108

Vanguard Russell 2000 Index Fund

*	PennyMac Financial Services Inc. Class A	7,836	108
*	Regional Management Corp.	6,285	107
*	Cascade Bancorp	18,605	105
	Hingham Institution for Savings	782	105
*	Walter Investment Management Corp.	20,805	103
	Real Industry Inc.	14,927	101
	Tiptree Financial Inc. Class A	17,660	100
	Capital City Bank Group Inc.	6,436	100
*	CommunityOne Bancorp	7,327	98
	Oppenheimer Holdings Inc. Class A	6,205	98
*	Franklin Financial Network Inc.	3,137	97
	Century Bancorp Inc. Class A	2,190	94
*	AV Homes Inc.	7,421	93
	Access National Corp.	4,535	93
	Merchants Bancshares Inc.	2,998	91
*	National Commerce Corp.	3,785	87
*	C1 Financial Inc.	3,556	85
	Resource America Inc. Class A	8,635	83
	Donegal Group Inc. Class A	5,134	83
*	Hallmark Financial Services Inc.	8,500	83
	Calamos Asset Management Inc. Class A	10,322	79
	Bear State Financial Inc.	7,739	74
*	Impac Mortgage Holdings Inc.	5,029	71
	Independence Holding Co.	4,255	67
*	Green Bancorp Inc.	7,995	66
	Pzena Investment Management Inc. Class A	7,592	66
	Everi Holdings Inc.	40,219	58
^	United Development Funding IV	17,276	55
	Live Oak Bancshares Inc.	2,725	44
^	CPI Card Group Inc.	9,966	41
	Allegiance Bancshares Inc.	1,725	41
	Great Ajax Corp.	2,603	36
*	On Deck Capital Inc.	6,571	34
*	Hampton Roads Bankshares Inc.	18,769	33
*	Stonegate Mortgage Corp.	8,410	32
*	Ashford Inc.	603	32
	Equity Bancshares Inc. Class A	1,287	31
	People's Utah Bancorp	1,602	27
	Medley Management Inc. Class A	3,961	24
*	BBX Capital Corp.	1,338	20
	Fifth Street Asset Management Inc.	3,816	17
*	Altisource Asset Management Corp.	469	9
*,^ JG Wentworth Co. Class A		8,719	5
	ZAIS Group Holdings Inc.	2,640	5
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	782	—
			270,564
Health Care (14.2%)
	STERIS plc	50,179	3,484
	West Pharmaceutical Services Inc.	42,380	3,182
*	WellCare Health Plans Inc.	25,942	2,631
*	Neurocrine Biosciences Inc.	50,314	2,498
*	ABIOMED Inc.	24,584	2,441
*	Anacor Pharmaceuticals Inc.	24,102	2,393
*	Amsurg Corp.	31,781	2,377

Vanguard Russell 2000 Index Fund

	HealthSouth Corp.	54,239	2,187
*	PAREXEL International Corp.	32,514	2,045
*	Team Health Holdings Inc.	42,416	2,035
*,^ ACADIA Pharmaceuticals Inc.		49,627	1,758
*	Prestige Brands Holdings Inc.	31,002	1,675
*	Ultragenyx Pharmaceutical Inc.	22,643	1,655
*	NuVasive Inc.	28,666	1,559
*	Medidata Solutions Inc.	32,469	1,492
*	Medicines Co.	38,888	1,463
*	WebMD Health Corp.	22,187	1,459
*	Impax Laboratories Inc.	42,114	1,438
	Owens & Minor Inc.	37,157	1,386
*	Myriad Genetics Inc.	40,877	1,385
*	Catalent Inc.	49,128	1,381
	Cantel Medical Corp.	20,274	1,347
	Chemed Corp.	10,074	1,314
*	Masimo Corp.	25,779	1,282
	LivaNova plc	26,148	1,276
*	Integra LifeSciences Holdings Corp.	16,702	1,248
*	Ligand Pharmaceuticals Inc.	10,314	1,233
*	Nektar Therapeutics	77,465	1,196
*	Cepheid	42,360	1,187
*	Molina Healthcare Inc.	23,144	1,121
*	Neogen Corp.	21,783	1,075
*	AMN Healthcare Services Inc.	28,066	1,048
	Wright Medical Group NV	52,381	1,013
*	Insulet Corp.	33,403	1,003
*	Pacira Pharmaceuticals Inc.	21,373	994
*	Globus Medical Inc.	40,493	982
*,^ Kite Pharma Inc.		19,047	976
*	Magellan Health Inc.	14,659	971
*	Prothena Corp. plc	19,903	966
*,^ Novavax Inc.		157,089	957
*	Ironwood Pharmaceuticals Inc. Class A	73,897	923
*	Cambrex Corp.	18,329	896
*	ARIAD Pharmaceuticals Inc.	98,406	871
*	ICU Medical Inc.	8,327	866
*,^ Exelixis Inc.		132,788	862
*	Haemonetics Corp.	30,501	854
*	Halyard Health Inc.	27,334	850
*	ExamWorks Group Inc.	24,209	845
*	Amedisys Inc.	16,569	843
*	HMS Holdings Corp.	49,016	810
*	Portola Pharmaceuticals Inc.	29,212	803
*	Emergent BioSolutions Inc.	17,842	783
*	Air Methods Corp.	23,027	780
*	Select Medical Holdings Corp.	61,411	778
*	TherapeuticsMD Inc.	84,148	752
*	Ophthotech Corp.	13,914	747
*	Acorda Therapeutics Inc.	25,159	716
*	Depomed Inc.	34,921	713
*	Radius Health Inc.	19,422	704
*	NxStage Medical Inc.	36,926	698
*	Omnicell Inc.	21,272	688

Vanguard Russell 2000 Index Fund

*	Nevro Corp.	9,788	682
*	Cynosure Inc. Class A	13,856	662
*	TESARO Inc.	13,953	646
	CONMED Corp.	16,129	642
*	Achillion Pharmaceuticals Inc.	68,411	640
*	Halozyme Therapeutics Inc.	62,324	627
*	Natus Medical Inc.	19,284	623
	Analogic Corp.	7,424	609
	Abaxis Inc.	13,215	608
*	Five Prime Therapeutics Inc.	13,257	606
*	Intra-Cellular Therapies Inc. Class A	15,573	603
	Ensign Group Inc.	29,790	591
	Kindred Healthcare Inc.	48,944	581
^	Innoviva Inc.	51,059	576
*	Surgical Care Affiliates Inc.	12,620	565
*,^ Sarepta Therapeutics Inc.		26,657	558
*	FibroGen Inc.	29,703	554
*	PRA Health Sciences Inc.	11,652	550
*	HealthEquity Inc.	21,044	543
*,^ Endologix Inc.		42,830	543
*	Zeltiq Aesthetics Inc.	18,838	536
*	Luminex Corp.	25,820	532
*,^ ZIOPHARM Oncology Inc.		66,859	521
*	MiMedx Group Inc.	63,027	496
*	Acceleron Pharma Inc.	14,268	488
	Meridian Bioscience Inc.	25,020	487
*,^ Inovio Pharmaceuticals Inc.		43,017	487
*	Theravance Biopharma Inc.	21,101	485
*	Greatbatch Inc.	15,322	484
*	Merit Medical Systems Inc.	25,739	483
*	Alder Biopharmaceuticals Inc.	16,035	482
*	Orthofix International NV	10,885	481
*	Amicus Therapeutics Inc.	67,562	478
*	Spectranetics Corp.	25,471	467
*	PharMerica Corp.	17,535	466
*	MacroGenics Inc.	18,206	465
*	Repligen Corp.	19,068	457
*	Merrimack Pharmaceuticals Inc.	67,435	450
*	Inogen Inc.	9,174	438
*	Insmed Inc.	36,944	436
*	AMAG Pharmaceuticals Inc.	20,137	432
	US Physical Therapy Inc.	7,389	427
*	SciClone Pharmaceuticals Inc.	29,679	420
*	Anika Therapeutics Inc.	8,798	416
*	Momenta Pharmaceuticals Inc.	35,054	413
*	Supernus Pharmaceuticals Inc.	20,486	400
*,^ Relypsa Inc.		20,724	396
*	Cempra Inc.	21,026	395
*	Vascular Solutions Inc.	10,327	393
*	Pacific Biosciences of California Inc.	40,232	388
*	Exact Sciences Corp.	57,362	381
*,^ Heron Therapeutics Inc.		17,521	375
	National HealthCare Corp.	6,003	372
*	Lannett Co. Inc.	15,207	371

Vanguard Russell 2000 Index Fund

*	Keryx Biopharmaceuticals Inc.	61,517	370
*	Retrophin Inc.	20,788	370
	Quality Systems Inc.	28,921	368
*,^ Lexicon Pharmaceuticals Inc.		24,900	354
*	Dynavax Technologies Corp.	21,308	354
	PDL BioPharma Inc.	98,024	352
*	Providence Service Corp.	7,302	347
	Atrion Corp.	857	337
*	Cerus Corp.	59,912	333
*	INC Research Holdings Inc. Class A	7,504	327
*	LHC Group Inc.	7,742	325
*	Array BioPharma Inc.	84,987	320
*	LDR Holding Corp.	15,136	318
*	Cardiovascular Systems Inc.	18,560	313
*	Capital Senior Living Corp.	17,007	311
*	Sage Therapeutics Inc.	9,367	308
*	Triple-S Management Corp. Class B	13,297	306
*	HeartWare International Inc.	10,354	304
*	Spark Therapeutics Inc.	5,399	302
*	Amphastar Pharmaceuticals Inc.	19,198	302
*	Spectrum Pharmaceuticals Inc.	40,266	302
*	Dermira Inc.	9,426	299
*	NeoGenomics Inc.	32,391	291
*	Sangamo BioSciences Inc.	41,887	289
*	Rockwell Medical Inc.	29,979	287
*	BioTelemetry Inc.	16,364	285
*	ImmunoGen Inc.	49,959	282
	Computer Programs & Systems Inc.	6,806	281
*,^ Geron Corp.		94,873	281
*	Clovis Oncology Inc.	16,631	280
*	Immunomedics Inc.	56,898	275
*	Genomic Health Inc.	10,171	273
*,^ Adeptus Health Inc. Class A		3,760	269
*	Raptor Pharmaceutical Corp.	48,586	269
*	Epizyme Inc.	24,251	268
*	Quidel Corp.	16,047	267
*	Celldex Therapeutics Inc.	58,127	266
*	Cross Country Healthcare Inc.	19,519	266
*,^ Omeros Corp.		22,647	265
*	Arena Pharmaceuticals Inc.	145,715	264
*	Coherus Biosciences Inc.	14,120	263
*	Synergy Pharmaceuticals Inc.	70,712	260
*	Accuray Inc.	47,252	258
*	Vanda Pharmaceuticals Inc.	24,655	256
*	XenoPort Inc.	35,964	255
*	OraSure Technologies Inc.	32,957	253
*	ANI Pharmaceuticals Inc.	4,598	249
*	AtriCure Inc.	17,070	247
*	CorVel Corp.	5,131	247
*	Eagle Pharmaceuticals Inc.	5,108	243
*	Enanta Pharmaceuticals Inc.	9,575	235
	Universal American Corp.	28,039	231
*	Revance Therapeutics Inc.	11,124	228
*	Healthways Inc.	18,930	227

Vanguard Russell 2000 Index Fund

*	Xencor Inc.	15,901	225
	Landauer Inc.	5,651	224
*,^ Insys Therapeutics Inc.		14,108	221
*	Corcept Therapeutics Inc.	36,507	217
*,^ Albany Molecular Research Inc.		14,943	217
*	Aerie Pharmaceuticals Inc.	12,100	216
*	Progenics Pharmaceuticals Inc.	42,341	213
*	Press Ganey Holdings Inc.	6,249	213
	Invacare Corp.	19,200	205
	Arrowhead Pharmaceuticals Inc.	33,064	203
*,^ Galena Biopharma Inc.		107,158	194
	Phibro Animal Health Corp. Class A	9,830	187
*	Atara Biotherapeutics Inc.	10,264	186
*	AngioDynamics Inc.	15,405	185
	CryoLife Inc.	15,486	179
*	Agenus Inc.	41,993	177
*	Almost Family Inc.	4,238	177
*	Sucampo Pharmaceuticals Inc. Class A	14,851	175
*	GenMark Diagnostics Inc.	23,029	173
*	Fluidigm Corp.	17,603	173
*,^ Accelerate Diagnostics Inc.		13,560	172
*	Advaxis Inc.	18,510	171
*	TG Therapeutics Inc.	22,477	169
*	Sagent Pharmaceuticals Inc.	13,009	168
*	SurModics Inc.	7,622	168
*	Cytokinetics Inc.	20,080	164
*	PTC Therapeutics Inc.	19,993	163
*	Loxo Oncology Inc.	5,939	160
^	Seres Therapeutics Inc.	5,217	159
*	Infinity Pharmaceuticals Inc.	29,582	157
*	Akebia Therapeutics Inc.	17,579	157
*	Civitas Solutions Inc.	7,182	156
*	Exactech Inc.	6,287	155
	Utah Medical Products Inc.	2,282	149
^	Editas Medicine Inc.	4,013	149
*	Otonomy Inc.	10,065	148
*	OncoMed Pharmaceuticals Inc.	9,902	147
	Teligent Inc.	24,356	146
*,^ NewLink Genetics Corp.		12,402	145
	Zogenix Inc.	14,402	145
*	Lion Biotechnologies Inc.	24,496	145
*,^ Organovo Holdings Inc.		49,393	144
	Penumbra Inc.	2,714	143
*	Flexion Therapeutics Inc.	8,129	142
*	BioCryst Pharmaceuticals Inc.	41,679	141
*,^ MannKind Corp.		148,693	141
*	Rigel Pharmaceuticals Inc.	53,802	139
*	Chimerix Inc.	27,912	137
*	Trevena Inc.	18,606	136
*	Karyopharm Therapeutics Inc.	14,201	136
*	K2M Group Holdings Inc.	10,782	135
*	RTI Surgical Inc.	34,749	131
*	La Jolla Pharmaceutical Co.	8,112	131
*	Intersect ENT Inc.	9,870	130

Vanguard Russell 2000 Index Fund

*	Aratana Therapeutics Inc.	18,028	129
*	Foundation Medicine Inc.	6,810	128
*	STAAR Surgical Co.	23,617	128
*	InVivo Therapeutics Holdings Corp.	18,870	128
	Surgery Partners Inc.	9,142	126
	Aralez Pharmaceuticals Inc.	31,249	125
*	Versartis Inc.	13,295	122
*,^ CytRx Corp.		40,933	122
*	Mirati Therapeutics Inc.	6,738	122
*,^ Sorrento Therapeutics Inc.		17,540	122
*	Esperion Therapeutics Inc.	6,994	120
*	Adamas Pharmaceuticals Inc.	7,103	119
*	Curis Inc.	68,030	119
*	Heska Corp.	3,264	118
	Avexis Inc.	2,750	118
*	Ardelyx Inc.	12,914	118
*	Concert Pharmaceuticals Inc.	8,834	118
*	Paratek Pharmaceuticals Inc.	7,233	117
^	Axovant Sciences Ltd.	8,703	115
*	Ignyta Inc.	16,283	110
*	Blueprint Medicines Corp.	5,816	110
*	RadNet Inc.	21,065	110
*	BioSpecifics Technologies Corp.	2,920	110
*	NanoString Technologies Inc.	8,040	109
*	BioScrip Inc.	39,618	107
*	Ocular Therapeutix Inc.	8,903	107
	Aimmune Therapeutics Inc.	6,859	105
*	AAC Holdings Inc.	4,884	105
*	OvaScience Inc.	13,926	103
*	Regulus Therapeutics Inc.	16,700	103
*	Oxford Immunotec Global plc	11,556	102
*	Vitae Pharmaceuticals Inc.	10,082	101
*,^ Vital Therapies Inc.		12,353	100
	Foamix Pharmaceuticals Ltd.	13,716	100
	LeMaitre Vascular Inc.	7,106	99
	Global Blood Therapeutics Inc.	4,090	98
*,^ Trovagene Inc.		18,068	95
*	Applied Genetic Technologies Corp.	5,504	95
	Glaukos Corp.	3,887	95
*	Tetraphase Pharmaceuticals Inc.	21,015	94
*,^ BioTime Inc.		32,397	93
*	ChemoCentryx Inc.	16,747	90
*	Castlight Health Inc. Class B	21,338	90
*	Durect Corp.	76,081	89
*	Antares Pharma Inc.	91,737	89
*	Anthera Pharmaceuticals Inc.	23,387	86
*,^ Cellular Biomedicine Group Inc.		5,886	86
*	Immune Design Corp.	6,761	85
*	Endocyte Inc.	21,435	84
	National Research Corp. Class A	5,850	80
*	Addus HomeCare Corp.	4,004	80
*	Idera Pharmaceuticals Inc.	50,477	80
*	Imprivata Inc.	5,757	78
	Natera Inc.	5,644	78

Vanguard Russell 2000 Index Fund

*,^ Navidea Biopharmaceuticals Inc.		93,384	78
*	VIVUS Inc.	60,918	77
*	Cutera Inc.	7,270	76
*	Cara Therapeutics Inc.	11,685	75
*	Collegium Pharmaceutical Inc.	4,475	75
*	Harvard Bioscience Inc.	20,150	74
*	Stemline Therapeutics Inc.	8,837	74
*	Sequenom Inc.	70,476	72
*	Medgenics Inc.	12,407	71
*	Zafgen Inc.	9,757	69
	Aclaris Therapeutics Inc.	3,298	66
*	Tandem Diabetes Care Inc.	9,999	65
*	Agile Therapeutics Inc.	8,097	65
*	CTI BioPharma Corp.	142,753	64
*	Oncothyreon Inc.	53,555	62
*,^ CorMedix Inc.		21,917	62
*,^ Aduro Biotech Inc.		4,970	61
*	BioDelivery Sciences International Inc.	27,091	61
	Teladoc Inc.	5,302	61
*	Genocea Biosciences Inc.	12,367	58
*	Bellicum Pharmaceuticals Inc.	4,973	58
*	Entellus Medical Inc.	3,162	57
*	Peregrine Pharmaceuticals Inc.	133,706	56
^	Osiris Therapeutics Inc.	11,249	56
*	Pfenex Inc.	8,046	56
	Novocure Ltd.	4,896	54
*	T2 Biosystems Inc.	6,195	53
*	Five Star Quality Care Inc.	25,808	52
*,^ TransEnterix Inc.		28,248	52
	REGENXBIO Inc.	4,161	51
	SeaSpine Holdings Corp.	5,110	51
	Adverum Biotechnologies Inc.	11,054	50
*	Nobilis Health Corp.	18,212	50
	CytomX Therapeutics Inc.	4,442	48
	Voyager Therapeutics Inc.	3,299	46
	Nuvectra Corp.	5,012	45
*	Assembly Biosciences Inc.	7,866	45
	MyoKardia Inc.	3,629	45
	ConforMIS Inc.	5,797	44
*	Veracyte Inc.	7,725	42
*	Genesis Healthcare Inc.	21,533	41
	Edge Therapeutics Inc.	4,874	40
*,^ Tokai Pharmaceuticals Inc.		5,542	40
*	XOMA Corp.	56,444	39
*	Invitae Corp.	4,204	38
*	Flex Pharma Inc.	2,988	37
*	Fibrocell Science Inc.	15,311	35
*	XBiotech Inc.	2,219	34
	Neos Therapeutics Inc.	3,118	33
*	Dicerna Pharmaceuticals Inc.	8,661	32
*	Cidara Therapeutics Inc.	2,709	32
	Affimed NV	8,734	31
*	Calithera Biosciences Inc.	5,910	31
*	iRadimed Corp.	1,556	29

Vanguard Russell 2000 Index Fund

*	Alimera Sciences Inc.	18,721	29
*	Proteon Therapeutics Inc.	4,512	29
	NantKwest Inc.	3,725	28
^	Unilife Corp.	7,782	27
*	Verastem Inc.	18,396	27
*	Catalyst Pharmaceuticals Inc.	43,012	26
*,^ Sientra Inc.		4,519	26
*,^ Second Sight Medical Products Inc.		6,626	26
*	Aegerion Pharmaceuticals Inc.	14,444	26
	Dimension Therapeutics Inc.	3,203	26
*,^ Northwest Biotherapeutics Inc.		33,022	25
*,^ Orexigen Therapeutics Inc.		59,944	24
*	Corium International Inc.	5,689	24
	vTv Therapeutics Inc. Class A	3,460	21
*	Asterias Biotherapeutics Inc.	6,450	20
*	Alliance HealthCare Services Inc.	2,713	20
*	Synta Pharmaceuticals Corp.	53,514	19
*	Threshold Pharmaceuticals Inc.	37,847	18
	Catabasis Pharmaceuticals Inc.	2,527	17
	Abeona Therapeutics Inc.	5,771	17
	Zynerba Pharmaceuticals Inc.	1,909	17
	Invuity Inc.	2,591	16
	EndoChoice Holdings Inc.	3,670	16
	Nivalis Therapeutics Inc.	2,801	14
	Lantheus Holdings Inc.	6,912	13
	Corindus Vascular Robotics Inc.	11,923	13
	Chiasma Inc.	4,093	13
*	Tobira Therapeutics Inc.	1,210	11
*,^ Pernix Therapeutics Holdings Inc.		24,111	11
*	aTyr Pharma Inc.	3,131	10
*	Carbylan Therapeutics Inc.	6,522	7
	Oncocyte Corp.	1,606	7
	Asterias Biotherapeutics Inc. Warrants Exp.09/30/2016	1,281	1
			140,926
Materials & Processing (6.5%)
*	Berry Plastics Group Inc.	70,331	2,755
	Olin Corp.	97,221	2,237
	Sensient Technologies Corp.	27,704	1,890
	PolyOne Corp.	49,504	1,855
	Belden Inc.	25,132	1,625
*	Louisiana-Pacific Corp.	83,966	1,535
	HB Fuller Co.	29,676	1,355
*	Beacon Roofing Supply Inc.	29,212	1,261
*	Rexnord Corp.	60,026	1,245
*	Masonite International Corp.	17,751	1,240
	Minerals Technologies Inc.	20,589	1,186
	Commercial Metals Co.	68,226	1,171
	Balchem Corp.	18,297	1,097
	US Silica Holdings Inc.	37,406	1,067
*	Chemtura Corp.	39,686	1,059
	Worthington Industries Inc.	28,126	1,051
	Mueller Water Products Inc. Class A	94,938	1,045
	Mueller Industries Inc.	33,408	1,039
*	RBC Bearings Inc.	13,791	1,033

Vanguard Russell 2000 Index Fund

	Universal Forest Products Inc.	11,871	996
	Simpson Manufacturing Co. Inc.	24,844	983
	Axiall Corp.	41,439	965
	Hecla Mining Co.	218,187	886
	Carpenter Technology Corp.	27,459	880
	Kaiser Aluminum Corp.	10,044	861
*	MRC Global Inc.	60,635	860
*	Headwaters Inc.	43,225	821
*	Trex Co. Inc.	17,585	794
	Apogee Enterprises Inc.	17,138	775
	KapStone Paper and Packaging Corp.	50,065	764
*	Stillwater Mining Co.	71,061	719
	Comfort Systems USA Inc.	21,917	701
	Neenah Paper Inc.	10,032	696
	Innospec Inc.	14,241	692
	Quaker Chemical Corp.	7,828	676
	Interface Inc. Class A	38,799	658
	AAON Inc.	23,914	656
	Stepan Co.	11,293	652
*	Clearwater Paper Corp.	10,372	649
	Greif Inc. Class A	17,964	644
	Cabot Microelectronics Corp.	14,809	639
*	Coeur Mining Inc.	81,605	615
	Schweitzer-Mauduit International Inc.	17,723	610
*	AK Steel Holding Corp.	140,293	600
*	Ferro Corp.	40,196	556
*	Boise Cascade Co.	23,718	545
*	US Concrete Inc.	8,468	543
*	Gibraltar Industries Inc.	17,937	536
	PH Glatfelter Co.	25,966	532
*	Kraton Performance Polymers Inc.	18,737	509
	Advanced Drainage Systems Inc.	19,592	476
	Calgon Carbon Corp.	31,536	469
*,^ Cliffs Natural Resources Inc.		106,770	457
*	Summit Materials Inc. Class A	20,728	451
	BMC Stock Holdings Inc.	22,369	439
	Innophos Holdings Inc.	11,440	439
	Univar Inc.	23,386	436
	A Schulman Inc.	17,082	432
	Deltic Timber Corp.	6,363	410
*	Patrick Industries Inc.	7,628	408
*	Installed Building Products Inc.	11,948	399
*	Continental Building Products Inc.	17,056	391
	Quanex Building Products Corp.	19,405	387
	Aceto Corp.	16,811	375
*	Builders FirstSource Inc.	30,368	357
	Ferroglobe plc	37,523	342
	Global Brass & Copper Holdings Inc.	12,368	338
	Griffon Corp.	19,410	327
*	Trinseo SA	6,924	326
	Rayonier Advanced Materials Inc.	24,479	317
*	Koppers Holdings Inc.	12,338	312
*	PGT Inc.	28,569	306
	Insteel Industries Inc.	10,982	304

Vanguard Russell 2000 Index Fund

*	Nortek Inc.	5,846	288
	Materion Corp.	11,636	281
	NN Inc.	16,156	269
*	NCI Building Systems Inc.	16,450	265
	Schnitzer Steel Industries Inc.	15,877	255
	Hawkins Inc.	6,329	247
	Tredegar Corp.	15,097	245
	Chase Corp.	4,080	240
*	American Vanguard Corp.	17,494	229
*	Unifi Inc.	8,957	225
	TimkenSteel Corp.	23,981	215
	Haynes International Inc.	7,422	214
	Myers Industries Inc.	14,812	212
*	OMNOVA Solutions Inc.	28,472	196
*	Veritiv Corp.	4,975	193
*	Ply Gem Holdings Inc.	12,736	192
*	Century Aluminum Co.	29,533	191
*	Landec Corp.	15,895	184
	Multi Packaging Solutions International Ltd.	11,572	183
	Culp Inc.	6,312	174
	Tronox Ltd. Class A	35,931	166
	FutureFuel Corp.	14,299	159
*	LSB Industries Inc.	11,995	158
	LSI Industries Inc.	13,235	148
	AEP Industries Inc.	2,338	140
	KMG Chemicals Inc.	5,923	127
	Olympic Steel Inc.	5,187	123
	Oil-Dri Corp. of America	3,067	100
*	Ryerson Holding Corp.	5,884	82
	LB Foster Co. Class A	6,427	74
^	Energy Fuels Inc.	31,967	71
	Kronos Worldwide Inc.	11,964	70
*	Senomyx Inc.	24,380	69
	United States Lime & Minerals Inc.	1,173	63
*	Lawson Products Inc.	3,251	63
	Omega Flex Inc.	1,769	61
*	Core Molding Technologies Inc.	4,195	53
*	Northwest Pipe Co.	5,666	53
*,^ Uranium Energy Corp.		67,265	52
*	Intrepid Potash Inc.	31,107	40
*	Handy & Harman Ltd.	1,410	35
	Rentech Inc.	13,118	33
	Valhi Inc.	10,032	20
*	NL Industries Inc.	2,871	9
			64,124
Other (0.0%)[2]
	Dyax Corp CVR Exp. 12/31/2019	83,094	92
*	Leap Wireless International Inc. CVR	22,127	56
	Red Rock Resorts Inc. Class A	2,580	53
	US Foods Holding Corp.	1,720	43
	Cotiviti Holdings Inc.	1,290	23
	American Renal Associates Holdings Inc.	820	23
	Acacia Communications Inc.	433	17
	Reata Pharmaceuticals Inc. Class A	562	8

Vanguard Russell 2000 Index Fund

*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	31,094	3
*	Cubist Pharmaceuticals, Inc. CVR	13,664	2
*	Omthera Pharmaceuticals Inc. CVR	2,012	1
*	Durata Therapeutics Inc. CVR Exp. 12/31/2018	680	1
*	Clinical Data CVR	913	—
*	Gerber Scientific Inc. CVR	2,358	—
			322
Producer Durables (12.5%)
	MAXIMUS Inc.	38,842	2,239
	Curtiss-Wright Corp.	26,396	2,197
	Woodward Inc.	36,704	2,090
*	Teledyne Technologies Inc.	20,948	2,056
	Deluxe Corp.	29,599	1,928
	EMCOR Group Inc.	37,162	1,767
	CLARCOR Inc.	29,527	1,751
	Healthcare Services Group Inc.	42,073	1,641
	Convergys Corp.	58,180	1,640
	EnerSys	26,222	1,576
*	Dycom Industries Inc.	18,461	1,567
*	Generac Holdings Inc.	40,770	1,546
	Littelfuse Inc.	13,287	1,522
*	Darling Ingredients Inc.	97,279	1,493
	HEICO Corp. Class A	23,523	1,298
	CEB Inc.	19,646	1,253
*,^ XPO Logistics Inc.		42,004	1,229
*	Electronics For Imaging Inc.	27,548	1,207
	HNI Corp.	26,145	1,204
*	WageWorks Inc.	21,184	1,187
*	Esterline Technologies Corp.	17,381	1,172
*	Moog Inc. Class A	21,487	1,159
	Hillenbrand Inc.	37,077	1,158
*	On Assignment Inc.	30,443	1,147
*	Hawaiian Holdings Inc.	28,104	1,137
	ABM Industries Inc.	33,042	1,129
	Herman Miller Inc.	35,231	1,115
	Allegiant Travel Co. Class A	7,951	1,105
	Tetra Tech Inc.	35,319	1,081
	Barnes Group Inc.	32,310	1,079
	Applied Industrial Technologies Inc.	23,704	1,071
	John Bean Technologies Corp.	17,173	1,042
*	FTI Consulting Inc.	24,458	1,024
*	KLX Inc.	31,091	1,023
*	ExlService Holdings Inc.	19,612	1,016
	UniFirst Corp.	8,711	1,008
*	Itron Inc.	22,598	995
	Granite Construction Inc.	23,157	994
	Knight Transportation Inc.	36,654	957
	Watts Water Technologies Inc. Class A	16,570	954
	Actuant Corp. Class A	34,911	953
	Franklin Electric Co. Inc.	28,079	937
	Mobile Mini Inc.	27,012	931
*	Advanced Energy Industries Inc.	23,925	913
*	Proto Labs Inc.	13,721	903
*	MasTec Inc.	39,184	901

Vanguard Russell 2000 Index Fund

Brady Corp. Class A	28,027	891
AZZ Inc.	15,063	889
G&K Services Inc. Class A	11,737	880
MSA Safety Inc.	17,257	869
Korn/Ferry International	29,530	852
Matson Inc.	25,454	848
Brink's Co.	28,678	836
Exponent Inc.	15,283	824
Forward Air Corp.	18,111	824
* Advisory Board Co.	24,972	820
* Hub Group Inc. Class A	20,176	807
^ Nordic American Tankers Ltd.	52,483	807
Steelcase Inc. Class A	48,815	779
Aircastle Ltd.	36,725	776
* Swift Transportation Co.	49,222	767
* Huron Consulting Group Inc.	12,923	756
HEICO Corp.	11,298	752
* Virgin America Inc.	13,040	730
* TASER International Inc.	32,021	716
Knoll Inc.	28,677	712
SkyWest Inc.	30,137	711
Insperity Inc.	9,685	697
Essendant Inc.	22,525	694
Kaman Corp.	15,990	683
* Sykes Enterprises Inc.	22,866	682
EnPro Industries Inc.	13,386	677
Standex International Corp.	7,654	663
* Atlas Air Worldwide Holdings Inc.	14,984	657
* ACCO Brands Corp.	65,899	655
Albany International Corp.	16,627	654
Werner Enterprises Inc.	25,916	645
Badger Meter Inc.	8,490	637
* Aerojet Rocketdyne Holdings Inc.	36,755	634
* OSI Systems Inc.	11,621	619
Scorpio Tankers Inc.	104,760	616
ESCO Technologies Inc.	15,188	612
Astec Industries Inc.	11,036	589
Briggs & Stratton Corp.	26,124	583
Tennant Co.	10,783	579
* Wabash National Corp.	40,724	577
US Ecology Inc.	12,677	574
CIRCOR International Inc.	9,943	557
^ Ship Finance International Ltd.	34,569	554
* Team Inc.	17,335	526
* Wesco Aircraft Holdings Inc.	37,031	522
AAR Corp.	21,236	518
Cubic Corp.	12,660	516
Heartland Express Inc.	27,686	512
* Tutor Perini Corp.	22,446	508
Primoris Services Corp.	23,228	500
* TriNet Group Inc.	24,594	496
* TrueBlue Inc.	24,527	486
* ICF International Inc.	11,648	475
Federal Signal Corp.	36,309	472

Vanguard Russell 2000 Index Fund

Encore Wire Corp.	12,014	468
* TriMas Corp.	27,103	463
^ Lindsay Corp.	6,487	463
* Navigant Consulting Inc.	29,010	462
* Chart Industries Inc.	17,779	462
Raven Industries Inc.	22,535	454
Multi-Color Corp.	7,278	454
* Rush Enterprises Inc. Class A	20,329	448
Greenbrier Cos. Inc.	15,398	442
* Astronics Corp.	11,371	438
* Aegion Corp. Class A	21,358	427
Altra Industrial Motion Corp.	15,786	427
MTS Systems Corp.	8,673	415
McGrath RentCorp	14,239	406
General Cable Corp.	29,375	401
* Thermon Group Holdings Inc.	19,351	389
* Echo Global Logistics Inc.	17,153	389
* Air Transport Services Group Inc.	30,610	387
Sun Hydraulics Corp.	13,228	387
* Lydall Inc.	10,197	386
* Saia Inc.	14,476	377
* PHH Corp.	25,506	364
* FARO Technologies Inc.	10,187	360
H&E Equipment Services Inc.	18,712	360
Alamo Group Inc.	5,779	356
* Navistar International Corp.	30,502	343
Hyster-Yale Materials Handling Inc.	5,581	342
* Aerovironment Inc.	11,850	341
Kelly Services Inc. Class A	17,139	340
Gorman-Rupp Co.	10,879	337
Resources Connection Inc.	21,434	334
Kadant Inc.	6,611	329
Quad/Graphics Inc.	16,945	325
* Paylocity Holding Corp.	8,855	325
* RPX Corp.	31,232	314
^ GasLog Ltd.	24,901	310
Harsco Corp.	46,109	303
DHT Holdings Inc.	55,506	303
* CBIZ Inc.	28,228	298
Douglas Dynamics Inc.	13,272	288
TAL International Group Inc.	20,034	288
* Modine Manufacturing Co.	28,693	287
Marten Transport Ltd.	14,306	284
Ennis Inc.	15,367	281
Bristow Group Inc.	20,833	279
Argan Inc.	7,847	272
* MYR Group Inc.	11,089	268
ArcBest Corp.	15,540	268
TeleTech Holdings Inc.	9,769	267
Kforce Inc.	13,986	262
* Engility Holdings Inc.	10,817	254
^ Frontline Ltd.	28,627	254
* Mistras Group Inc.	10,119	251
Kimball International Inc. Class B	20,686	242

Vanguard Russell 2000 Index Fund

*	SP Plus Corp.	10,060	225
	Forrester Research Inc.	6,063	223
	Hackett Group Inc.	14,464	211
	American Railcar Industries Inc.	5,320	211
	Teekay Tankers Ltd. Class A	57,807	205
	Heidrick & Struggles International Inc.	11,051	204
*,^ Plug Power Inc.		104,731	201
	Powell Industries Inc.	5,525	197
*	InnerWorkings Inc.	21,898	189
*	YRC Worldwide Inc.	19,896	183
	Textainer Group Holdings Ltd.	13,391	178
*	DHI Group Inc.	24,810	175
	Columbus McKinnon Corp.	11,662	175
*	GP Strategies Corp.	7,249	174
	Mesa Laboratories Inc.	1,756	173
*	Casella Waste Systems Inc. Class A	23,351	168
*	Great Lakes Dredge & Dock Corp.	36,755	168
	Titan International Inc.	26,238	166
	Celadon Group Inc.	16,654	165
	VSE Corp.	2,447	164
*	Vectrus Inc.	6,442	164
	Park-Ohio Holdings Corp.	5,289	162
	Barrett Business Services Inc.	4,317	161
*	Ascent Capital Group Inc. Class A	8,191	153
*	Covenant Transportation Group Inc. Class A	6,967	149
	Milacron Holdings Corp.	9,034	148
*	Monster Worldwide Inc.	55,084	146
	Miller Industries Inc.	6,732	144
	CECO Environmental Corp.	17,233	140
*	CRA International Inc.	5,641	133
*	PHI Inc.	7,674	131
	Hurco Cos. Inc.	4,025	130
	NACCO Industries Inc. Class A	2,469	130
*	ServiceSource International Inc.	34,762	129
	Electro Rent Corp.	9,755	128
*	Roadrunner Transportation Systems Inc.	15,706	126
*	Dorian LPG Ltd.	13,574	121
*	Ducommun Inc.	6,843	116
	Tidewater Inc.	26,327	114
*	Kratos Defense & Security Solutions Inc.	26,557	111
*	Titan Machinery Inc.	10,355	110
*	DXP Enterprises Inc.	7,711	107
	Graham Corp.	5,904	107
	Ardmore Shipping Corp.	11,082	105
^	Scorpio Bulkers Inc.	26,435	105
*	USA Truck Inc.	5,248	105
*	NV5 Global Inc.	3,814	104
	FreightCar America Inc.	7,147	103
*	Vishay Precision Group Inc.	7,471	101
*	Vicor Corp.	9,712	99
*	Hill International Inc.	22,943	99
*	Control4 Corp.	12,257	96
*	Liquidity Services Inc.	14,207	95
	Navios Maritime Acquisition Corp.	48,482	90

Vanguard Russell 2000 Index Fund

*	PFSweb Inc.	7,136	89
*	Heritage-Crystal Clean Inc.	7,333	87
	Allied Motion Technologies Inc.	3,621	82
*	Orion Marine Group Inc.	17,275	81
	Marlin Business Services Corp.	5,187	79
*	CAI International Inc.	9,670	74
*	Astronics Corp. Class B	1,877	72
*	Commercial Vehicle Group Inc.	19,265	71
	Preformed Line Products Co.	1,601	70
*	HC2 Holdings Inc.	15,264	69
	Gener8 Maritime Inc.	9,448	68
	Universal Logistics Holdings Inc.	4,516	65
*	ExOne Co.	6,165	65
*	TRC Cos. Inc.	9,939	63
*	Neff Corp. Class A	6,672	62
*	Radiant Logistics Inc.	17,401	57
	CDI Corp.	8,631	55
^	Navios Maritime Holdings Inc.	47,160	52
*,^ Gulfmark Offshore Inc.		15,556	50
	Twin Disc Inc.	4,778	46
*	Power Solutions International Inc.	2,592	42
*	Volt Information Sciences Inc.	6,241	39
*	Xerium Technologies Inc.	6,111	39
*	PAM Transportation Services Inc.	1,787	37
*,^ Patriot National Inc.		4,868	37
*	Accuride Corp.	22,584	36
*	Blue Bird Corp.	2,864	31
*,^ Golden Ocean Group Ltd.		36,375	29
^	Safe Bulkers Inc.	22,320	25
*	Eagle Bulk Shipping Inc.	12,521	7
*,^ Ultrapetrol Bahamas Ltd.		9,054	3
			124,083
Technology (14.5%)
*	Tyler Technologies Inc.	19,834	3,040
*	Manhattan Associates Inc.	43,461	2,865
	FEI Co.	24,480	2,630
*	Guidewire Software Inc.	41,328	2,426
*	EPAM Systems Inc.	28,804	2,204
*	Microsemi Corp.	64,393	2,178
*	Take-Two Interactive Software Inc.	49,760	1,936
*	Aspen Technology Inc.	50,616	1,929
*	Integrated Device Technology Inc.	80,249	1,874
*	ViaSat Inc.	25,323	1,748
	Blackbaud Inc.	27,561	1,727
*	Advanced Micro Devices Inc.	377,076	1,723
*	Cavium Inc.	32,786	1,631
*	Tech Data Corp.	21,563	1,630
	Monolithic Power Systems Inc.	23,298	1,592
*	Universal Display Corp.	23,603	1,585
*	Qlik Technologies Inc.	54,143	1,554
	SYNNEX Corp.	16,920	1,541
	Science Applications International Corp.	27,156	1,482
*	Synaptics Inc.	21,835	1,481
*	Ellie Mae Inc.	17,431	1,477

Vanguard Russell 2000 Index Fund

*	CACI International Inc. Class A	14,241	1,435
*	Proofpoint Inc.	24,442	1,433
*	ACI Worldwide Inc.	69,209	1,430
*	Fairchild Semiconductor International Inc. Class A	68,641	1,364
*	Cirrus Logic Inc.	37,218	1,340
*	Coherent Inc.	13,988	1,324
*	NetScout Systems Inc.	54,160	1,314
	MKS Instruments Inc.	31,507	1,291
*	Ciena Corp.	73,164	1,277
*	Cornerstone OnDemand Inc.	31,775	1,271
*	Silicon Laboratories Inc.	25,163	1,252
	InterDigital Inc.	21,209	1,236
*	CommVault Systems Inc.	26,638	1,206
*	Verint Systems Inc.	36,037	1,189
*	Entegris Inc.	82,493	1,176
	Mentor Graphics Corp.	54,284	1,164
*	Sanmina Corp.	43,372	1,162
*,^ GrubHub Inc.		44,078	1,128
	Intersil Corp. Class A	77,768	1,051
	Vishay Intertechnology Inc.	79,860	1,035
*	Infinera Corp.	78,230	1,026
*	Finisar Corp.	60,867	1,024
*	MicroStrategy Inc. Class A	5,473	1,021
*	Anixter International Inc.	16,721	1,007
	Diebold Inc.	38,218	988
*	Acxiom Corp.	46,135	977
*	Polycom Inc.	79,323	952
*	Demandware Inc.	19,667	944
*	comScore Inc.	28,885	935
	Tessera Technologies Inc.	28,868	932
*	Semtech Corp.	39,131	921
*	Fleetmatics Group plc	22,413	917
*	LogMeIn Inc.	14,486	888
	Plantronics Inc.	19,572	871
*	Plexus Corp.	19,656	863
	Power Integrations Inc.	17,266	861
*	NETGEAR Inc.	18,933	852
*	Syntel Inc.	18,470	851
*	Rovi Corp.	48,700	819
*	Rambus Inc.	67,503	817
	CSG Systems International Inc.	19,151	814
*	Zendesk Inc.	33,235	814
*	Synchronoss Technologies Inc.	22,792	804
*	Cray Inc.	24,009	800
*	DigitalGlobe Inc.	37,546	786
*	Progress Software Corp.	29,775	784
*	Envestnet Inc.	22,760	769
	NIC Inc.	38,510	764
*	NeuStar Inc. Class A	32,432	764
*,^ Ambarella Inc.		18,344	758
*,^ Knowles Corp.		51,351	751
*	Paycom Software Inc.	18,536	750
*	Marketo Inc.	21,228	748
*	BroadSoft Inc.	17,115	746

Vanguard Russell 2000 Index Fund

*	Inphi Corp.	23,787	742
*	Fabrinet	20,809	739
*	Rogers Corp.	10,841	721
*	Luxoft Holding Inc. Class A	10,989	714
*,^ Ubiquiti Networks Inc.		17,279	689
*	Stratasys Ltd.	29,815	680
^	Ebix Inc.	14,970	677
*	RealPage Inc.	30,993	674
*	QLogic Corp.	48,636	674
*	MaxLinear Inc.	32,168	667
	Methode Electronics Inc.	22,484	664
*	Infoblox Inc.	34,766	654
*	RingCentral Inc. Class A	32,104	634
*	Imperva Inc.	16,492	630
*	II-VI Inc.	30,575	623
*	iRobot Corp.	16,180	623
*	ScanSource Inc.	16,035	615
*	Virtusa Corp.	17,356	611
*	Benchmark Electronics Inc.	29,045	602
*	Bottomline Technologies de Inc.	23,967	601
*	Callidus Software Inc.	32,200	598
*	Insight Enterprises Inc.	21,620	587
	Monotype Imaging Holdings Inc.	24,050	574
	ADTRAN Inc.	29,241	569
*	Super Micro Computer Inc.	21,623	567
*	HubSpot Inc.	11,706	559
	Pegasystems Inc.	20,859	550
*	Gigamon Inc.	16,958	528
*	Rofin-Sinar Technologies Inc.	16,393	524
*	SPS Commerce Inc.	9,558	521
	ManTech International Corp. Class A	14,129	508
*	Mercury Systems Inc.	23,711	504
*	Cvent Inc.	13,997	501
*	M/A-COM Technology Solutions Holdings Inc.	13,667	492
*	AVG Technologies NV	24,586	473
*	Qualys Inc.	14,362	448
*	Perficient Inc.	21,204	444
*	Veeco Instruments Inc.	24,273	432
*	Web.com Group Inc.	25,376	431
	Brooks Automation Inc.	39,125	430
*	Diodes Inc.	21,569	415
*	Interactive Intelligence Group Inc.	9,933	410
	EarthLink Holdings Corp.	60,805	399
*	Lattice Semiconductor Corp.	67,130	391
	AVX Corp.	27,709	383
*	Photronics Inc.	39,704	381
*	Globant SA	9,118	366
*	Ultratech Inc.	15,907	363
	CTS Corp.	20,020	358
*	Amkor Technology Inc.	56,704	358
*	Ixia	34,903	355
*	Endurance International Group Holdings Inc.	36,622	345
	Xura Inc.	13,616	338
*	CEVA Inc.	12,305	333

Vanguard Russell 2000 Index Fund

* CalAmp Corp.	21,584	324
* Applied Micro Circuits Corp.	48,196	317
Novanta Inc.	20,530	314
* Wix.com Ltd.	11,331	313
* Textura Corp.	11,963	311
* Bankrate Inc.	34,011	309
* Loral Space & Communications Inc.	7,884	303
* ePlus Inc.	3,385	296
* Oclaro Inc.	58,807	295
* Q2 Holdings Inc.	11,705	292
* VASCO Data Security International Inc.	17,537	290
* Nimble Storage Inc.	32,432	290
* SciQuest Inc.	16,323	288
* Silver Spring Networks Inc.	21,854	285
* Rudolph Technologies Inc.	19,183	280
Epiq Systems Inc.	18,346	279
* TTM Technologies Inc.	35,536	278
* InvenSense Inc.	44,830	277
* Sonus Networks Inc.	29,830	273
* GTT Communications Inc.	14,567	273
* DTS Inc.	10,434	270
* Nanometrics Inc.	14,147	263
* ShoreTel Inc.	38,240	252
* FormFactor Inc.	34,914	250
* Unisys Corp.	29,484	249
* LivePerson Inc.	34,622	242
* Actua Corp.	24,352	236
* PDF Solutions Inc.	15,986	235
* Rubicon Project Inc.	15,470	227
* Extreme Networks Inc.	60,523	223
Comtech Telecommunications Corp.	9,588	221
* TrueCar Inc.	28,864	219
* Blucora Inc.	24,252	218
* Xcerra Corp.	31,689	207
* Global Eagle Entertainment Inc.	28,162	204
Pure Storage Inc. Class A	17,278	204
* PROS Holdings Inc.	14,096	197
* Kimball Electronics Inc.	17,207	194
* Intralinks Holdings Inc.	24,469	192
* Tangoe Inc.	23,639	189
^ pdvWireless Inc.	7,807	188
Park Electrochemical Corp.	11,316	185
Daktronics Inc.	22,904	183
* KEYW Holding Corp.	20,406	182
* Axcelis Technologies Inc.	66,949	181
* Benefitfocus Inc.	4,825	177
Cohu Inc.	15,007	177
Sapiens International Corp. NV	14,510	176
* Vocera Communications Inc.	15,174	175
NVE Corp.	2,977	168
* Calix Inc.	24,761	167
* Cascade Microtech Inc.	8,059	167
* OPOWER Inc.	16,171	166
IXYS Corp.	15,181	166

Vanguard Russell 2000 Index Fund

*	Digi International Inc.	14,776	163
*	ChannelAdvisor Corp.	13,149	163
*	Glu Mobile Inc.	66,773	160
*	Exar Corp.	23,157	158
*	NeoPhotonics Corp.	17,505	158
*	Alpha & Omega Semiconductor Ltd.	11,485	157
*	Lionbridge Technologies Inc.	35,430	154
	Acacia Research Corp.	29,806	154
*	Model N Inc.	12,493	154
*	RetailMeNot Inc.	20,908	151
*	Sigma Designs Inc.	20,879	151
	PC Connection Inc.	6,495	149
*	Five9 Inc.	14,287	146
*	Alliance Fiber Optic Products Inc.	7,710	143
*	Zix Corp.	34,813	140
	American Software Inc. Class A	14,498	140
*	Bazaarvoice Inc.	37,415	139
*	Digimarc Corp.	4,889	135
	American Science & Engineering Inc.	4,293	135
*	A10 Networks Inc.	20,780	134
*	DSP Group Inc.	12,806	134
*,^ VirnetX Holding Corp.		26,565	129
*	Brightcove Inc.	19,162	128
*	Harmonic Inc.	44,685	128
	Evolent Health Inc. Class A	8,288	127
*	Varonis Systems Inc.	5,160	125
	Reis Inc.	5,224	122
*	Clearfield Inc.	6,690	121
	Black Box Corp.	9,424	118
*	Multi-Fineline Electronix Inc.	5,314	118
*	Avid Technology Inc.	19,365	115
*	Sparton Corp.	5,914	115
*	Silicon Graphics International Corp.	21,321	112
	Bel Fuse Inc. Class B	6,198	112
*	Ultra Clean Holdings Inc.	19,582	112
	QAD Inc. Class A	5,843	110
*	Immersion Corp.	17,101	109
*	Applied Optoelectronics Inc.	10,272	108
*	ARC Document Solutions Inc.	25,456	108
*	Agilysys Inc.	9,027	106
	Alarm.com Holdings Inc.	4,978	106
*	Jive Software Inc.	26,935	102
*	Carbonite Inc.	10,885	101
*	United Online Inc.	9,088	99
*	New Relic Inc.	3,287	99
*	Box Inc.	7,660	96
*	TechTarget Inc.	11,547	93
*	Kopin Corp.	42,250	91
*	Datalink Corp.	11,072	89
*	Aerohive Networks Inc.	13,943	87
*	Everyday Health Inc.	12,706	86
*	KVH Industries Inc.	10,025	85
*	MobileIron Inc.	24,375	80
*	Barracuda Networks Inc.	4,576	79

Vanguard Russell 2000 Index Fund

*	Telenav Inc.	16,520	77
*	Internap Corp.	30,949	67
*	Seachange International Inc.	20,083	66
*	Amber Road Inc.	11,020	66
*	Guidance Software Inc.	11,173	62
*	EMCORE Corp.	10,944	62
*	Hortonworks Inc.	5,240	61
*	Workiva Inc.	4,399	61
*	Park City Group Inc.	6,360	59
*	Ciber Inc.	46,763	58
	Rapid7 Inc.	4,471	57
*	RealNetworks Inc.	13,313	57
*	Limelight Networks Inc.	36,710	54
	MINDBODY Inc. Class A	3,981	53
*	Quantum Corp.	119,428	46
^	Appfolio Inc.	3,125	44
	Xactly Corp.	4,361	43
*	Marin Software Inc.	18,185	43
*	Rocket Fuel Inc.	15,510	40
*	Imation Corp.	20,684	36
*	Travelzoo Inc.	4,467	36
*	Apigee Corp.	3,280	36
*	Digital Turbine Inc.	32,797	34
*	Novatel Wireless Inc.	23,016	33
*,^ Violin Memory Inc.		53,898	31
*	ModusLink Global Solutions Inc.	21,865	30
	MaxPoint Interactive Inc.	988	10
*	Connecture Inc.	4,316	6
			144,117
Utilities (5.2%)
	Piedmont Natural Gas Co. Inc.	46,404	2,787
	IDACORP Inc.	29,674	2,172
	Portland General Electric Co.	52,330	2,155
	Southwest Gas Corp.	27,769	1,928
	j2 Global Inc.	28,577	1,914
	WGL Holdings Inc.	29,316	1,912
	Black Hills Corp.	30,340	1,837
	ONE Gas Inc.	31,178	1,829
	New Jersey Resources Corp.	50,733	1,783
	Spire Inc.	26,879	1,709
	ALLETE Inc.	28,675	1,656
	NorthWestern Corp.	27,886	1,616
	PNM Resources Inc.	46,871	1,539
	Avista Corp.	36,694	1,476
	South Jersey Industries Inc.	46,815	1,352
*	Dynegy Inc.	70,790	1,334
	Cogent Communications Holdings Inc.	27,113	1,080
	El Paso Electric Co.	23,679	1,057
	MGE Energy Inc.	20,385	1,034
	Ormat Technologies Inc.	21,769	949
	Shenandoah Telecommunications Co.	28,427	909
	Northwest Natural Gas Co.	16,041	881
	American States Water Co.	22,138	865
	Empire District Electric Co.	25,603	858

Vanguard Russell 2000 Index Fund

	California Water Service Group	28,141	820
	Consolidated Communications Holdings Inc.	29,652	729
	Pattern Energy Group Inc. Class A	32,767	714
	Otter Tail Corp.	22,474	665
*	8x8 Inc.	51,658	660
	West Corp.	30,465	643
*	Globalstar Inc.	276,842	603
	NRG Yield Inc.	36,676	567
*	Talen Energy Corp.	48,433	557
	Chesapeake Utilities Corp.	9,135	527
^	Abengoa Yield plc	28,582	514
*	Vonage Holdings Corp.	111,280	513
*	inContact Inc.	36,268	503
*	Cincinnati Bell Inc.	122,148	486
	Windstream Holdings Inc.	56,731	476
	Atlantic Tele-Network Inc.	6,159	459
*,^ Iridium Communications Inc.		49,238	430
*	Gogo Inc.	32,425	364
	Middlesex Water Co.	9,696	358
	Inteliquent Inc.	20,049	335
*	ORBCOMM Inc.	35,612	335
	Unitil Corp.	8,239	326
	Connecticut Water Service Inc.	6,639	320
	SJW Corp.	9,066	313
*	General Communication Inc. Class A	19,978	311
	NRG Yield Inc. Class A	20,671	300
	Spok Holdings Inc.	12,065	212
	York Water Co.	7,703	208
*,^ Straight Path Communications Inc. Class B		5,623	180
*	Lumos Networks Corp.	13,422	173
*	FairPoint Communications Inc.	12,301	167
	Atlantic Power Corp.	67,210	158
	IDT Corp. Class B	10,162	151
*	Boingo Wireless Inc.	20,036	148
	Artesian Resources Corp. Class A	4,602	130
*	Hawaiian Telcom Holdco Inc.	6,269	128
	Consolidated Water Co. Ltd.	8,646	116
	Spark Energy Inc. Class A	1,918	58
	Genie Energy Ltd. Class B	7,080	53
*	Pendrell Corp.	91,943	53
*	Intelsat SA	15,908	51
			51,446
Total Common Stocks (Cost $1,071,790)			989,720

Vanguard Russell 2000 Index Fund

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
[3,4] Vanguard Market Liquidity Fund	0.523%		14,980,550	14,981

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.335%	7/22/16	500	500
Total Temporary Cash Investments (Cost $15,480)				15,481
Total Investments (101.4%) (Cost $1,087,270)				1,005,201
Other Assets and Liabilities-Net (-1.4%)[4]				(13,719)
Net Assets (100%)				991,482

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,116,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $14,839,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Vanguard Russell 2000 Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	989,510	—	210
Temporary Cash Investments	14,981	500	—
Futures Contracts—Assets[1]	5	—	—
Total	1,004,496	500	210
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	15	1,730	38

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Vanguard Russell 2000 Index Fund

gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $1,087,353,000. Net unrealized depreciation of investment securities for tax purposes was $82,152,000, consisting of unrealized gains of $89,907,000 on securities that had risen in value since their purchase and $172,059,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (9.5%)
* DreamWorks Animation SKG Inc. Class A	16,786	675
CalAtlantic Group Inc.	13,321	493
* Houghton Mifflin Harcourt Co.	25,314	435
Meredith Corp.	8,131	402
* TRI Pointe Group Inc.	33,708	393
* Helen of Troy Ltd.	3,728	383
Matthews International Corp. Class A	6,880	378
* Media General Inc.	21,078	376
Cooper Tire & Rubber Co.	11,313	364
Time Inc.	22,346	355
Abercrombie & Fitch Co.	15,356	305
* Meritage Homes Corp.	8,148	297
* Genesco Inc.	4,591	297
New York Times Co. Class A	24,218	293
* Liberty TripAdvisor Holdings Inc. Class A	11,691	269
* Penn National Gaming Inc.	16,373	257
^ DeVry Education Group Inc.	14,062	255
* Cooper-Standard Holding Inc.	2,795	240
Group 1 Automotive Inc.	3,827	238
^ KB Home	16,627	232
Scholastic Corp.	5,889	230
* Ascena Retail Group Inc.	30,883	223
Children's Place Inc.	3,105	219
Guess? Inc.	13,654	215
Caleres Inc.	8,803	215
International Speedway Corp. Class A	6,162	204
* Belmond Ltd. Class A	21,421	204
* Apollo Education Group Inc.	20,952	193
Dana Holding Corp.	15,845	190
Ethan Allen Interiors Inc.	5,569	188
La-Z-Boy Inc.	6,974	185
Cato Corp. Class A	4,821	182
Bob Evans Farms Inc.	4,031	180
Callaway Golf Co.	17,146	173
New Media Investment Group Inc.	9,796	171
Standard Motor Products Inc.	4,376	169
* Deckers Outdoor Corp.	3,112	164
* Carmike Cinemas Inc.	5,133	153
Rent-A-Center Inc.	11,642	153
* Vitamin Shoppe Inc.	5,030	152
* Central Garden & Pet Co. Class A	8,269	151
National CineMedia Inc.	10,145	148
* Biglari Holdings Inc.	366	147
Viad Corp.	4,434	141
* Shutterfly Inc.	2,836	137
Marriott Vacations Worldwide Corp.	2,233	135
Superior Industries International Inc.	4,893	133
Barnes & Noble Inc.	11,259	131
MDC Holdings Inc.	5,607	130

	AMC Entertainment Holdings Inc.	4,383	126
^	MDC Partners Inc. Class A	6,890	124
	Finish Line Inc. Class A	6,675	121
	Fred's Inc. Class A	8,227	121
	Sonic Automotive Inc. Class A	6,570	117
*	FTD Cos. Inc.	3,979	108
*	Taylor Morrison Home Corp. Class A	7,085	106
*	Regis Corp.	7,984	104
	Columbia Sportswear Co.	1,929	103
*	American Public Education Inc.	3,617	102
*	Caesars Acquisition Co. Class A	10,265	102
*	Burlington Stores Inc.	1,634	99
	National Presto Industries Inc.	1,059	95
*,^ Eros International plc		6,264	92
	Travelport Worldwide Ltd.	6,741	89
	Sonic Corp.	2,994	89
*	Caesars Entertainment Corp.	12,091	89
*	Career Education Corp.	14,948	88
*	K12 Inc.	7,398	88
*	M/I Homes Inc.	4,415	83
	Haverty Furniture Cos. Inc.	4,452	83
*	Iconix Brand Group Inc.	10,417	80
*	Meritor Inc.	9,032	80
*	EW Scripps Co. Class A	4,652	78
*	Lumber Liquidators Holdings Inc.	5,964	78
	Marcus Corp.	4,025	78
	Shoe Carnival Inc.	3,280	76
*	Del Frisco's Restaurant Group Inc.	4,827	75
	Movado Group Inc.	3,494	72
	American Eagle Outfitters Inc.	4,582	72
	Entercom Communications Corp. Class A	5,636	72
*	Vera Bradley Inc.	4,645	71
*	Strayer Education Inc.	1,434	69
	Barnes & Noble Education Inc.	7,058	67
	Inter Parfums Inc.	2,233	65
	Carriage Services Inc. Class A	2,690	63
*	LGI Homes Inc.	2,333	63
*	William Lyon Homes Class A	3,729	60
*	Denny's Corp.	5,553	60
*	WCI Communities Inc.	3,429	59
*,^ Conn's Inc.		5,306	59
*	Revlon Inc. Class A	1,879	59
*	Federal-Mogul Holdings Corp.	6,770	57
*	Beazer Homes USA Inc.	7,311	57
*	Century Communities Inc.	3,138	57
	CSS Industries Inc.	2,097	56
*	Elizabeth Arden Inc.	5,847	54
	Hooker Furniture Corp.	2,213	54
*	Ruby Tuesday Inc.	13,640	53
*	Perry Ellis International Inc.	2,724	53
	Flexsteel Industries Inc.	1,270	52
*,^ Hovnanian Enterprises Inc. Class A		26,834	51
	Citi Trends Inc.	3,269	51
*,^ Lands' End Inc.		2,981	50
*	Chegg Inc.	10,016	49
*	Daily Journal Corp.	244	48
*	Eldorado Resorts Inc.	3,225	48

* MarineMax Inc.	2,761	47
* Monarch Casino & Resort Inc.	2,172	46
Stein Mart Inc.	6,566	46
Tower International Inc.	2,105	46
Speedway Motorsports Inc.	2,621	45
Ruth's Hospitality Group Inc.	2,625	44
Horizon Global Corp.	3,656	43
* Intrawest Resorts Holdings Inc.	3,894	42
* Cavco Industries Inc.	425	42
Cracker Barrel Old Country Store Inc.	260	39
* Build-A-Bear Workshop Inc.	2,817	39
* America's Car-Mart Inc.	1,591	38
Weyco Group Inc.	1,334	37
* Crocs Inc.	3,736	37
* West Marine Inc.	3,886	36
* Reading International Inc. Class A	2,789	35
* Universal Electronics Inc.	535	35
Big 5 Sporting Goods Corp.	4,103	34
Lifetime Brands Inc.	2,357	34
Stage Stores Inc.	5,925	33
Bassett Furniture Industries Inc.	1,166	33
Saga Communications Inc. Class A	776	32
J Alexander's Holdings Inc.	3,042	32
* Franklin Covey Co.	2,056	31
* Care.com Inc.	3,506	31
Johnson Outdoors Inc. Class A	1,149	30
* Bridgepoint Education Inc.	3,791	29
Strattec Security Corp.	636	29
* Destination XL Group Inc.	6,250	29
* Performance Sports Group Ltd.	8,957	29
* QuinStreet Inc.	7,867	29
* JAKKS Pacific Inc.	3,825	29
Tribune Publishing Co.	2,402	28
Arctic Cat Inc.	1,734	27
* Express Inc.	1,826	27
Planet Fitness Inc. Class A	1,474	26
* Marchex Inc. Class B	7,198	24
* Systemax Inc.	2,617	24
* Hemisphere Media Group Inc. Class A	2,159	24
* New Home Co. Inc.	2,098	21
* Sportsman's Warehouse Holdings Inc.	2,389	21
DineEquity Inc.	241	20
Escalade Inc.	1,735	20
* Black Diamond Inc.	4,428	18
Duluth Holdings Inc.	656	17
* Christopher & Banks Corp.	8,623	17
Metaldyne Performance Group Inc.	1,000	16
* EVINE Live Inc.	10,084	15
Universal Technical Institute Inc.	4,482	15
Ollie's Bargain Outlet Holdings Inc.	587	15
* Carrols Restaurant Group Inc.	1,180	14
* Tilly's Inc. Class A	2,391	14
* Cambium Learning Group Inc.	3,033	14
* Zumiez Inc.	902	13
Instructure Inc.	773	13
* Skullcandy Inc.	3,426	13
* Townsquare Media Inc. Class A	1,507	13

Winnebago Industries Inc.	582	13
* VOXX International Corp. Class A	3,915	13
* Tuesday Morning Corp.	1,843	13
* Central European Media Enterprises Ltd. Class A	4,711	13
* Kona Grill Inc.	959	12
Sequential Brands Group Inc.	1,500	12
* Cumulus Media Inc. Class A	34,523	11
* Sizmek Inc.	4,376	11
Harte-Hanks Inc.	10,279	10
* Motorcar Parts of America Inc.	322	10
* Morgans Hotel Group Co.	3,340	7
* Weight Watchers International Inc.	481	7
* Noodles & Co. Class A	694	7
Wingstop Inc.	224	6
MCBC Holdings Inc.	395	6
* Shake Shack Inc. Class A	140	5
Libbey Inc.	300	5
Entravision Communications Corp. Class A	678	5
Fenix Parts Inc.	910	4
* Isle of Capri Casinos Inc.	210	3
* Bravo Brio Restaurant Group Inc.	328	2
Fogo De Chao Inc.	168	2
* Cherokee Inc.	157	2
* bebe stores inc	5,220	2
* ZAGG Inc.	306	1
Empire Resorts Inc.	31	1
		18,141
Consumer Staples (3.2%)
* TreeHouse Foods Inc.	12,383	1,173
* Post Holdings Inc.	13,585	1,033
Sanderson Farms Inc.	4,950	444
Fresh Del Monte Produce Inc.	7,336	384
Snyder's-Lance Inc.	10,984	339
Universal Corp.	4,978	272
* SUPERVALU Inc.	57,598	267
SpartanNash Co.	8,300	247
Andersons Inc.	6,285	225
Core-Mark Holding Co. Inc.	2,464	211
Dean Foods Co.	11,271	206
Lancaster Colony Corp.	1,417	172
* Seaboard Corp.	53	160
Weis Markets Inc.	2,456	123
^ Tootsie Roll Industries Inc.	2,700	97
* Omega Protein Corp.	4,721	93
* Smart & Final Stores Inc.	5,306	84
Ingles Markets Inc. Class A	2,122	79
John B Sanfilippo & Son Inc.	1,355	64
* Seneca Foods Corp. Class A	1,666	52
Orchids Paper Products Co.	1,516	48
* Nutraceutical International Corp.	1,883	45
Village Super Market Inc. Class A	1,529	41
Performance Food Group Co.	1,596	40
* United Natural Foods Inc.	844	31
B&G Foods Inc.	726	31
Alico Inc.	813	25
Nature's Sunshine Products Inc.	2,434	24
Amplify Snack Brands Inc.	1,340	17

*	Craft Brew Alliance Inc.	1,563	15
	Coca-Cola Bottling Co. Consolidated	79	10
*	National Beverage Corp.	109	6
*	Synutra International Inc.	405	2
	Arcadia Biosciences Inc.	946	1
			6,061
Energy (3.8%)
*	PDC Energy Inc.	10,190	592
*	RSP Permian Inc.	14,507	478
*	Carrizo Oil & Gas Inc.	12,213	470
*	Parsley Energy Inc. Class A	15,985	417
*	Oasis Petroleum Inc.	39,794	400
*	Oil States International Inc.	11,346	373
*	Callon Petroleum Co.	26,047	297
*	McDermott International Inc.	52,845	251
*	Forum Energy Technologies Inc.	13,026	219
*	SEACOR Holdings Inc.	3,786	217
*	Synergy Resources Corp.	35,901	217
*	Helix Energy Solutions Group Inc.	23,513	188
*	Matador Resources Co.	7,143	162
	Green Plains Inc.	8,377	155
*	Unit Corp.	11,006	154
^	Atwood Oceanics Inc.	14,369	153
*	Flotek Industries Inc.	11,693	138
	Archrock Inc.	15,156	116
*	Matrix Service Co.	5,958	99
	Exterran Corp.	7,703	97
*,^ Sanchez Energy Corp.		12,287	96
*	TETRA Technologies Inc.	17,383	95
*	Renewable Energy Group Inc.	9,618	89
*	Newpark Resources Inc.	18,396	84
*	Bill Barrett Corp.	11,076	79
	Delek US Holdings Inc.	5,600	77
*	REX American Resources Corp.	1,276	75
	Tesco Corp.	8,647	63
*	Ring Energy Inc.	7,399	60
*	Northern Oil and Gas Inc.	13,713	60
*	Parker Drilling Co.	27,166	60
*	Hornbeck Offshore Services Inc.	7,174	60
*	Natural Gas Services Group Inc.	2,825	57
*,^ Clean Energy Fuels Corp.		16,804	55
^	CARBO Ceramics Inc.	4,290	53
*	Pioneer Energy Services Corp.	14,720	53
	Alon USA Energy Inc.	6,865	52
*	Geospace Technologies Corp.	2,836	49
	Civeo Corp.	23,835	48
*	Era Group Inc.	4,605	44
*	Pacific Ethanol Inc.	6,957	44
*	Contango Oil & Gas Co.	3,900	42
*	EnerNOC Inc.	5,789	38
*	Clayton Williams Energy Inc.	1,356	34
*	Green Brick Partners Inc.	4,666	33
*	Westmoreland Coal Co.	4,014	32
*	EXCO Resources Inc.	35,850	32
	Panhandle Oil and Gas Inc. Class A	1,933	31
*,^ Eclipse Resources Corp.		11,141	30
*,^ Bonanza Creek Energy Inc.		11,274	30

	FuelCell Energy Inc.	3,853	29
*	Cloud Peak Energy Inc.	13,710	27
*	Gastar Exploration Inc.	28,926	27
*	Jones Energy Inc. Class A	6,591	25
*	Abraxas Petroleum Corp.	21,436	24
	SunCoke Energy Inc.	3,958	24
	Sunrun Inc.	3,573	23
*	Independence Contract Drilling Inc.	5,560	22
*,^ Approach Resources Inc.		8,237	22
*	Ameresco Inc. Class A	4,573	21
	TerraForm Global Inc. Class A	7,510	21
^	Nordic American Offshore Ltd.	3,913	19
*,^ Basic Energy Services Inc.		9,784	19
	Adams Resources & Energy Inc.	439	17
*,^ W&T Offshore Inc.		7,233	15
	ION Geophysical Corp.	1,764	12
*	Key Energy Services Inc.	30,067	9
	Hallador Energy Co.	2,031	9
*,^ Rex Energy Corp.		9,809	7
*	Stone Energy Corp.	12,360	7
*	C&J Energy Services Ltd.	12,133	6
	Fairmount Santrol Holdings Inc.	1,128	6
*	Vivint Solar Inc.	1,663	6
*,^ Erin Energy Corp.		2,215	5
^	North Atlantic Drilling Ltd.	1,457	5
*	TransAtlantic Petroleum Ltd.	4,772	4
*	Par Pacific Holdings Inc.	276	4
*	Earthstone Energy Inc.	240	3
*,^ Triangle Petroleum Corp.		11,235	2
	Halcon Resources Corp.	5,625	2
*	Global Geophysical Services Inc.	223	—
			7,270
Financial Services (43.6%)
	Highwoods Properties Inc.	20,748	1,010
	First American Financial Corp.	23,913	914
	EPR Properties	12,616	899
	Investors Bancorp Inc.	72,359	866
	DCT Industrial Trust Inc.	19,601	845
	CNO Financial Group Inc.	41,023	832
	Prosperity Bancshares Inc.	15,452	832
	FirstMerit Corp.	36,573	829
	Gramercy Property Trust	92,557	827
	Webster Financial Corp.	20,027	784
	Umpqua Holdings Corp.	48,655	778
	PrivateBancorp Inc.	17,342	769
	Medical Properties Trust Inc.	51,602	759
	Sun Communities Inc.	10,416	727
	Healthcare Realty Trust Inc.	22,147	704
	New Residential Investment Corp.	50,831	690
	First Industrial Realty Trust Inc.	25,764	638
	RLI Corp.	9,528	630
	United Bankshares Inc.	15,321	610
	MB Financial Inc.	16,573	599
	FNB Corp.	44,743	599
	Primerica Inc.	10,675	599
	Education Realty Trust Inc.	13,947	597
	LaSalle Hotel Properties	24,920	576

* Stifel Financial Corp.	14,995	567
Physicians Realty Trust	29,699	564
Wintrust Financial Corp.	10,469	558
Fulton Financial Corp.	38,978	555
Sunstone Hotel Investors Inc.	46,036	554
GEO Group Inc.	16,469	548
Cathay General Bancorp	17,629	543
IBERIABANK Corp.	8,437	523
Washington Federal Inc.	20,932	523
Mack-Cali Realty Corp.	19,674	516
Hudson Pacific Properties Inc.	18,325	515
Acadia Realty Trust	15,174	514
Cousins Properties Inc.	47,782	513
BancorpSouth Inc.	21,320	509
UMB Financial Corp.	8,697	501
Radian Group Inc.	39,982	496
Kite Realty Group Trust	18,382	494
Valley National Bancorp	51,295	489
* Texas Capital Bancshares Inc.	9,352	479
Washington REIT	16,171	479
Equity One Inc.	16,108	475
Hancock Holding Co.	17,225	474
Selective Insurance Group Inc.	12,575	467
Glacier Bancorp Inc.	16,693	456
Colony Capital Inc. Class A	24,690	452
Janus Capital Group Inc.	29,711	451
Retail Opportunity Investments Corp.	21,978	444
First Citizens BancShares Inc. Class A	1,704	441
Sterling Bancorp	26,492	436
Lexington Realty Trust	45,440	429
Capitol Federal Financial Inc.	31,096	422
DuPont Fabros Technology Inc.	9,973	422
CVB Financial Corp.	23,496	412
Alexander & Baldwin Inc.	10,805	407
Pebblebrook Hotel Trust	15,868	400
Xenia Hotels & Resorts Inc.	24,710	398
DiamondRock Hospitality Co.	44,337	396
Kennedy-Wilson Holdings Inc.	18,589	396
Columbia Banking System Inc.	12,767	389
Community Bank System Inc.	9,401	388
PS Business Parks Inc.	3,864	382
Old National Bancorp	28,976	381
National Health Investors Inc.	5,436	380
Monogram Residential Trust Inc.	36,866	374
Trustmark Corp.	14,861	368
South State Corp.	5,036	365
EastGroup Properties Inc.	5,693	365
LTC Properties Inc.	7,780	363
Invesco Mortgage Capital Inc.	25,013	360
Pinnacle Financial Partners Inc.	7,306	359
RLJ Lodging Trust	17,512	359
Argo Group International Holdings Ltd.	6,758	356
* Western Alliance Bancorp	9,238	348
Hatteras Financial Corp.	21,310	343
Select Income REIT	13,791	340
International Bancshares Corp.	11,927	334
Great Western Bancorp Inc.	9,799	333

Northwest Bancshares Inc.	22,351	331
EverBank Financial Corp.	21,297	326
New York REIT Inc.	35,723	326
Parkway Properties Inc.	18,668	326
First Midwest Bancorp Inc.	17,162	321
Pennsylvania REIT	15,207	321
Astoria Financial Corp.	19,807	317
Ramco-Gershenson Properties Trust	17,422	314
Chesapeake Lodging Trust	13,120	313
Simmons First National Corp. Class A	6,575	312
* Enstar Group Ltd.	2,001	312
Kemper Corp.	9,588	310
Horace Mann Educators Corp.	9,063	309
STAG Industrial Inc.	14,345	306
Government Properties Income Trust	15,504	304
Provident Financial Services Inc.	14,453	295
Chemical Financial Corp.	7,444	293
American Equity Investment Life Holding Co.	17,947	291
* MGIC Investment Corp.	41,260	291
Rexford Industrial Realty Inc.	14,462	288
BBCN Bancorp Inc.	17,561	286
CYS Investments Inc.	34,836	285
Independent Bank Corp.	5,773	285
Renasant Corp.	8,253	284
NBT Bancorp Inc.	9,726	284
LegacyTexas Financial Group Inc.	10,529	283
WesBanco Inc.	8,480	277
^ Westamerica Bancorporation	5,636	274
Kearny Financial Corp.	20,669	271
Park National Corp.	2,878	270
Union Bankshares Corp.	9,952	270
First Financial Bancorp	13,608	269
CubeSmart	8,374	267
ServisFirst Bancshares Inc.	4,922	256
Sabra Health Care REIT Inc.	12,215	256
AMERISAFE Inc.	4,193	255
Yadkin Financial Corp.	9,523	252
STORE Capital Corp.	9,571	244
Redwood Trust Inc.	17,041	243
United Community Banks Inc.	11,768	237
PennyMac Mortgage Investment Trust	15,268	235
First Merchants Corp.	8,954	232
Boston Private Financial Holdings Inc.	18,352	231
Colony Starwood Homes	8,438	230
* FCB Financial Holdings Inc. Class A	6,189	229
WSFS Financial Corp.	6,434	228
* Beneficial Bancorp Inc.	16,562	228
Terreno Realty Corp.	9,499	227
Franklin Street Properties Corp.	19,875	227
Ameris Bancorp	7,113	226
Summit Hotel Properties Inc.	19,270	225
Talmer Bancorp Inc. Class A	11,250	224
* Hilltop Holdings Inc.	10,823	221
Agree Realty Corp.	5,191	221
Banc of California Inc.	10,978	220
Tompkins Financial Corp.	3,309	220
Towne Bank	10,072	220

* Navigators Group Inc.	2,348	214
* St. Joe Co.	12,188	212
Apollo Commercial Real Estate Finance Inc.	12,915	209
FelCor Lodging Trust Inc.	31,600	209
Banner Corp.	4,641	206
* Green Dot Corp. Class A	9,355	206
Capstead Mortgage Corp.	21,175	205
* Third Point Reinsurance Ltd.	17,369	203
^ First Financial Bankshares Inc.	5,981	200
S&T Bancorp Inc.	7,698	199
Safety Insurance Group Inc.	3,342	199
Infinity Property & Casualty Corp.	2,537	198
Cash America International Inc.	5,270	191
* FNFV Group	15,848	191
Stewart Information Services Corp.	5,096	190
New Senior Investment Group Inc.	18,114	188
* MBIA Inc.	25,893	186
First Commonwealth Financial Corp.	19,731	185
United Fire Group Inc.	4,478	184
Chatham Lodging Trust	8,490	184
Brookline Bancorp Inc.	15,564	181
Hersha Hospitality Trust Class A	10,175	180
Nelnet Inc. Class A	4,909	180
Berkshire Hills Bancorp Inc.	6,548	180
Lakeland Financial Corp.	3,640	179
Wilshire Bancorp Inc.	15,471	177
Banco Latinoamericano de Comercio Exterior SA	6,602	176
Southside Bancshares Inc.	5,856	173
* iStar Inc.	16,780	172
Hanmi Financial Corp.	7,013	171
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,396	171
State Bank Financial Corp.	7,840	170
Investors Real Estate Trust	27,125	169
American Capital Mortgage Investment Corp.	10,577	167
National General Holdings Corp.	7,984	166
Monmouth Real Estate Investment Corp.	13,840	165
City Holding Co.	3,342	164
Oritani Financial Corp.	9,637	161
Northfield Bancorp Inc.	10,271	160
Sandy Spring Bancorp Inc.	5,424	159
* Customers Bancorp Inc.	5,881	158
CenterState Banks Inc.	9,984	158
ARMOUR Residential REIT Inc.	8,123	158
First Busey Corp.	7,000	155
Meridian Bancorp Inc.	10,320	155
Cardinal Financial Corp.	6,647	151
* Pacific Premier Bancorp Inc.	5,986	150
Rouse Properties Inc.	8,044	147
Heartland Financial USA Inc.	4,180	147
* Ambac Financial Group Inc.	8,818	145
New York Mortgage Trust Inc.	24,240	144
Capital Bank Financial Corp.	4,645	143
Stock Yards Bancorp Inc.	4,912	143
TriCo Bancshares	5,027	142
National Bank Holdings Corp. Class A	6,620	141
TrustCo Bank Corp. NY	21,025	138
Sovran Self Storage Inc.	1,268	137

BNC Bancorp	5,710	136
Flushing Financial Corp.	6,477	135
FBL Financial Group Inc. Class A	2,125	134
* Encore Capital Group Inc.	4,838	130
* Greenlight Capital Re Ltd. Class A	6,377	130
Maiden Holdings Ltd.	9,824	129
Cedar Realty Trust Inc.	18,735	127
* HRG Group Inc.	9,648	127
Dime Community Bancshares Inc.	6,898	127
Silver Bay Realty Trust Corp.	8,086	126
Altisource Residential Corp.	12,611	126
Enterprise Financial Services Corp.	4,415	126
First Interstate BancSystem Inc. Class A	4,357	126
Washington Trust Bancorp Inc.	3,282	126
Community Trust Bancorp Inc.	3,468	125
1st Source Corp.	3,634	123
* Piper Jaffray Cos.	2,914	123
Central Pacific Financial Corp.	5,128	123
Heritage Financial Corp.	6,703	122
Investment Technology Group Inc.	6,567	121
United Financial Bancorp Inc.	8,970	119
Ladder Capital Corp.	9,609	118
First Potomac Realty Trust	13,058	117
Getty Realty Corp.	5,683	115
Urstadt Biddle Properties Inc. Class A	5,423	115
Virtus Investment Partners Inc.	1,396	114
* Flagstar Bancorp Inc.	4,494	109
Bryn Mawr Bank Corp.	3,701	108
* First BanCorp	25,530	107
MainSource Financial Group Inc.	4,722	107
German American Bancorp Inc.	3,296	106
National Western Life Group Inc. Class A	496	106
ConnectOne Bancorp Inc.	6,670	106
* Nationstar Mortgage Holdings Inc.	8,154	104
RE/MAX Holdings Inc. Class A	2,574	104
Lakeland Bancorp Inc.	8,821	102
Anworth Mortgage Asset Corp.	21,781	101
CoBiz Financial Inc.	7,934	100
Home BancShares Inc.	2,280	100
BancFirst Corp.	1,592	100
Bridge Bancorp Inc.	3,248	97
Apollo Residential Mortgage Inc.	7,005	94
Ashford Hospitality Trust Inc.	18,589	94
CatchMark Timber Trust Inc. Class A	8,622	93
* KCG Holdings Inc. Class A	6,597	93
OFG Bancorp	9,978	91
Mercantile Bank Corp.	3,696	90
First of Long Island Corp.	2,992	90
* Forestar Group Inc.	7,350	90
Great Southern Bancorp Inc.	2,292	90
First Financial Corp.	2,421	89
Resource Capital Corp.	6,998	89
* Seacoast Banking Corp. of Florida	5,215	88
AG Mortgage Investment Trust Inc.	6,218	87
Peoples Bancorp Inc.	4,032	87
Blue Hills Bancorp Inc.	6,133	87
Univest Corp. of Pennsylvania	4,305	87

	Financial Institutions Inc.	3,102	87
	Opus Bank	2,283	86
*,^ Citizens Inc. Class A		10,758	86
	Waterstone Financial Inc.	5,907	86
	James River Group Holdings Ltd.	2,415	85
	First Bancorp	4,325	85
*	CU Bancorp	3,680	85
	OceanFirst Financial Corp.	4,555	85
	Western Asset Mortgage Capital Corp.	9,130	85
	Preferred Bank	2,561	84
	Potlatch Corp.	2,434	83
	Bank Mutual Corp.	10,223	83
	Meta Financial Group Inc.	1,660	83
*	Eagle Bancorp Inc.	1,607	83
	Employers Holdings Inc.	2,771	83
	First Defiance Financial Corp.	2,032	82
	InfraREIT Inc.	4,771	82
	Independent Bank Group Inc.	2,149	82
	Whitestone REIT	5,940	81
	Gladstone Commercial Corp.	4,838	80
*	HomeTrust Bancshares Inc.	4,203	80
	Clifton Bancorp Inc.	5,269	80
	Park Sterling Corp.	10,629	79
*	EZCORP Inc. Class A	11,663	79
	Armada Hoffler Properties Inc.	6,520	79
	Federal Agricultural Mortgage Corp.	2,183	79
	Stonegate Bank	2,445	78
*	Cowen Group Inc. Class A	23,040	77
*	HomeStreet Inc.	3,732	77
	First Community Bancshares Inc.	3,481	76
	Dynex Capital Inc.	10,807	72
	Ares Commercial Real Estate Corp.	6,025	72
	Arrow Financial Corp.	2,473	72
*	Tejon Ranch Co.	3,075	72
	Pacific Continental Corp.	4,300	71
	QCR Holdings Inc.	2,612	71
	Southwest Bancorp Inc.	4,199	71
*	Walker & Dunlop Inc.	2,952	71
	Camden National Corp.	1,643	71
	Independent Bank Corp.	4,762	71
	Fidelity Southern Corp.	4,263	70
	Preferred Apartment Communities Inc. Class A	4,951	69
	Peapack Gladstone Financial Corp.	3,607	69
*	INTL. FCStone Inc.	2,457	69
	State National Cos. Inc.	6,320	68
	State Auto Financial Corp.	3,297	68
	Federated National Holding Co.	3,129	68
	Arlington Asset Investment Corp. Class A	5,072	67
	Bank of Marin Bancorp	1,319	67
*	NMI Holdings Inc. Class A	10,732	67
	RAIT Financial Trust	20,149	67
	West Bancorporation Inc.	3,552	67
	United Insurance Holdings Corp.	3,793	67
	United Community Financial Corp.	10,864	66
	CyrusOne Inc.	1,333	66
	Ashford Hospitality Prime Inc.	6,067	66
	Suffolk Bancorp	2,593	66

OneBeacon Insurance Group Ltd. Class A	5,016	65
One Liberty Properties Inc.	2,804	64
Horizon Bancorp	2,546	63
CorEnergy Infrastructure Trust Inc.	2,593	62
* First NBC Bank Holding Co.	3,335	62
* TriState Capital Holdings Inc.	4,775	62
Republic Bancorp Inc. Class A	2,234	62
Peoples Financial Services Corp.	1,679	62
* Safeguard Scientifics Inc.	4,621	61
NexPoint Residential Trust Inc.	4,253	60
Fidelity & Guaranty Life	2,487	59
Nicolet Bankshares Inc.	1,542	59
First Connecticut Bancorp Inc.	3,592	58
Heritage Commerce Corp.	5,412	58
CNB Financial Corp.	3,238	58
Independence Realty Trust Inc.	7,211	56
* Ladenburg Thalmann Financial Services Inc.	20,998	56
* Global Indemnity plc	1,845	56
Cass Information Systems Inc.	1,127	54
Citizens & Northern Corp.	2,629	53
* Triumph Bancorp Inc.	3,314	53
Guaranty Bancorp	3,310	53
American National Bankshares Inc.	1,953	53
Fox Chase Bancorp Inc.	2,606	53
Ames National Corp.	2,080	52
BankFinancial Corp.	4,109	52
UMH Properties Inc.	5,254	52
National Bankshares Inc.	1,551	52
* Bancorp Inc.	7,614	51
HCI Group Inc.	1,617	51
MidWestOne Financial Group Inc.	1,763	51
Bluerock Residential Growth REIT Inc. Class A	4,233	51
Territorial Bancorp Inc.	1,905	50
Baldwin & Lyons Inc.	2,096	49
Orchid Island Capital Inc.	4,717	49
First Bancorp Inc.	2,405	48
First Business Financial Services Inc.	1,949	48
Old Second Bancorp Inc.	6,602	48
* PICO Holdings Inc.	5,147	48
EMC Insurance Group Inc.	1,761	47
* FRP Holdings Inc.	1,537	47
RMR Group Inc. Class A	1,579	47
* Ocwen Financial Corp.	23,219	46
Farmers Capital Bank Corp.	1,684	46
Penns Woods Bancorp Inc.	1,081	46
Charter Financial Corp.	3,446	46
* NewStar Financial Inc.	5,416	46
Sierra Bancorp	2,638	46
Bar Harbor Bankshares	1,344	45
* Sun Bancorp Inc.	2,157	45
Houlihan Lokey Inc.	1,805	44
* MoneyGram International Inc.	6,619	43
GAIN Capital Holdings Inc.	6,203	43
Heritage Oaks Bancorp	5,302	43
* BSB Bancorp Inc.	1,839	42
Enterprise Bancorp Inc.	1,705	40
* Walter Investment Management Corp.	7,843	39

Crawford & Co. Class B	4,482	38
Tiptree Financial Inc. Class A	6,790	38
Hingham Institution for Savings	286	38
National Interstate Corp.	1,209	38
* Cascade Bancorp	6,629	37
* Franklin Financial Network Inc.	1,199	37
* Regional Management Corp.	2,163	37
Capital City Bank Group Inc.	2,326	36
* CommunityOne Bancorp	2,662	36
American Assets Trust Inc.	885	35
Oppenheimer Holdings Inc. Class A	2,219	35
* AV Homes Inc.	2,742	34
* PennyMac Financial Services Inc. Class A	2,479	34
Merchants Bancshares Inc.	1,092	33
Access National Corp.	1,591	33
Century Bancorp Inc. Class A	757	32
Consolidated-Tomoka Land Co.	662	32
* C1 Financial Inc.	1,331	32
* National Commerce Corp.	1,338	31
Donegal Group Inc. Class A	1,907	31
* Hallmark Financial Services Inc.	3,066	30
Calamos Asset Management Inc. Class A	3,849	30
Bear State Financial Inc.	2,985	28
Resource America Inc. Class A	2,821	27
* Green Bancorp Inc.	3,127	26
* World Acceptance Corp.	585	26
Heritage Insurance Holdings Inc.	1,929	25
Independence Holding Co.	1,480	23
* Atlas Financial Holdings Inc.	1,169	21
First Cash Financial Services Inc.	465	20
Everi Holdings Inc.	13,961	20
^ United Development Funding IV	6,222	20
Allegiance Bancshares Inc.	717	17
QTS Realty Trust Inc. Class A	331	17
Live Oak Bancshares Inc.	1,038	17
Saul Centers Inc.	266	15
Real Industry Inc.	2,024	14
Great Ajax Corp.	935	13
Moelis & Co. Class A	480	13
* Hampton Roads Bankshares Inc.	7,166	13
Alexander's Inc.	34	12
People's Utah Bancorp	691	12
* Stonegate Mortgage Corp.	2,801	11
Equity Bancshares Inc. Class A	431	10
* BBX Capital Corp.	592	9
* Trupanion Inc.	453	7
National Storage Affiliates Trust	249	5
* Enova International Inc.	594	4
^ CPI Card Group Inc.	763	3
* Impac Mortgage Holdings Inc.	139	2
* JG Wentworth Co. Class A	3,035	2
* Altisource Asset Management Corp.	26	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	22	—
		83,010
Health Care (4.1%)
* Amsurg Corp.	9,011	674
Owens & Minor Inc.	13,921	519

*	Medicines Co.	13,187	496
*	Magellan Health Inc.	5,524	366
*	Halyard Health Inc.	10,250	319
*	Integra LifeSciences Holdings Corp.	3,494	261
	CONMED Corp.	6,086	242
	Kindred Healthcare Inc.	18,422	219
	Analogic Corp.	2,503	205
	Wright Medical Group NV	9,522	184
*	Luminex Corp.	8,904	183
*	Merit Medical Systems Inc.	9,762	183
*	Orthofix International NV	4,112	182
*	Theravance Biopharma Inc.	7,866	181
*	Greatbatch Inc.	5,649	178
*	PharMerica Corp.	6,650	177
*	Haemonetics Corp.	5,962	167
	LivaNova plc	2,958	144
	National HealthCare Corp.	2,219	137
	PDL BioPharma Inc.	36,377	131
*	ICU Medical Inc.	1,124	117
*	Triple-S Management Corp. Class B	4,945	114
*	LHC Group Inc.	2,660	112
	Universal American Corp.	10,921	90
*	OraSure Technologies Inc.	11,390	87
*	Emergent BioSolutions Inc.	1,969	86
*	Healthways Inc.	6,814	82
*	Spectrum Pharmaceuticals Inc.	10,834	81
*,^ Lexicon Pharmaceuticals Inc.		5,513	78
	Invacare Corp.	7,075	76
*	Dermira Inc.	2,165	69
*	AngioDynamics Inc.	5,597	67
*	Almost Family Inc.	1,605	67
	CryoLife Inc.	5,714	66
*	Amedisys Inc.	1,288	66
*	Akebia Therapeutics Inc.	7,085	63
*	Quidel Corp.	3,643	61
*	Exactech Inc.	2,289	57
*	Loxo Oncology Inc.	2,028	55
*	SurModics Inc.	2,358	52
*	ACADIA Pharmaceuticals Inc.	1,462	52
*	Adamas Pharmaceuticals Inc.	2,615	44
*	Versartis Inc.	4,674	43
*	BioScrip Inc.	15,118	41
*	Amphastar Pharmaceuticals Inc.	2,412	38
	Arrowhead Pharmaceuticals Inc.	6,052	37
*	Cross Country Healthcare Inc.	2,620	36
*	Anika Therapeutics Inc.	721	34
*	Endocyte Inc.	8,241	32
*	Cytokinetics Inc.	3,749	31
	Meridian Bioscience Inc.	1,498	29
	Innoviva Inc.	2,503	28
*	Harvard Bioscience Inc.	6,998	26
*	Addus HomeCare Corp.	1,255	25
	LeMaitre Vascular Inc.	1,737	24
*	Acorda Therapeutics Inc.	838	24
*	Array BioPharma Inc.	6,104	23
*	AtriCure Inc.	1,571	23
*	Stemline Therapeutics Inc.	2,692	22

* Inovio Pharmaceuticals Inc.	1,853	21
Surgery Partners Inc.	1,459	20
* Five Star Quality Care Inc.	9,790	20
* Select Medical Holdings Corp.	1,523	19
* Cynosure Inc. Class A	398	19
* Vanda Pharmaceuticals Inc.	1,778	18
* TransEnterix Inc.	9,511	17
* Cerus Corp.	3,114	17
Nuvectra Corp.	1,827	16
* Agenus Inc.	3,685	16
Ensign Group Inc.	759	15
* Ignyta Inc.	1,854	13
* Surgical Care Affiliates Inc.	278	12
* Rockwell Medical Inc.	1,296	12
* Calithera Biosciences Inc.	2,330	12
* Rigel Pharmaceuticals Inc.	4,670	12
* Merrimack Pharmaceuticals Inc.	1,563	10
SeaSpine Holdings Corp.	1,020	10
* Verastem Inc.	6,813	10
* Tokai Pharmaceuticals Inc.	1,373	10
* BioCryst Pharmaceuticals Inc.	2,880	10
* RTI Surgical Inc.	2,468	9
* Immunomedics Inc.	1,901	9
* Cutera Inc.	865	9
* Celldex Therapeutics Inc.	1,880	9
Penumbra Inc.	147	8
* Genesis Healthcare Inc.	3,922	7
* Omeros Corp.	619	7
Teladoc Inc.	556	6
Editas Medicine Inc.	156	6
* Navidea Biopharmaceuticals Inc.	6,824	6
* Cardiovascular Systems Inc.	300	5
Glaukos Corp.	206	5
Seres Therapeutics Inc.	160	5
* Geron Corp.	1,608	5
Avexis Inc.	107	5
* Alliance HealthCare Services Inc.	610	4
* Entellus Medical Inc.	241	4
* Aratana Therapeutics Inc.	518	4
National Research Corp. Class A	260	4
Axovant Sciences Ltd.	267	4
Aimmune Therapeutics Inc.	211	3
Global Blood Therapeutics Inc.	132	3
Novocure Ltd.	267	3
* Idera Pharmaceuticals Inc.	1,769	3
Natera Inc.	184	3
ConforMIS Inc.	306	2
Aclaris Therapeutics Inc.	115	2
Unilife Corp.	640	2
REGENXBIO Inc.	147	2
* XOMA Corp.	2,610	2
Osiris Therapeutics Inc.	352	2
* Oxford Immunotec Global plc	195	2
CytomX Therapeutics Inc.	155	2
Voyager Therapeutics Inc.	115	2
MyoKardia Inc.	128	2
Edge Therapeutics Inc.	169	1

	EndoChoice Holdings Inc.	280	1
*	Peregrine Pharmaceuticals Inc.	2,692	1
	Neos Therapeutics Inc.	101	1
	NantKwest Inc.	127	1
*	Assembly Biosciences Inc.	164	1
	Dimension Therapeutics Inc.	112	1
	Invuity Inc.	138	1
	Lantheus Holdings Inc.	364	1
	vTv Therapeutics Inc. Class A	119	1
	Catabasis Pharmaceuticals Inc.	84	1
	Nivalis Therapeutics Inc.	93	—
	Chiasma Inc.	139	—
	Zynerba Pharmaceuticals Inc.	48	—
*	Threshold Pharmaceuticals Inc.	643	—
			7,782
Materials & Processing (4.9%)
	Olin Corp.	20,176	464
	Commercial Metals Co.	25,564	439
*	Berry Plastics Group Inc.	10,700	419
	Universal Forest Products Inc.	4,455	374
	Axiall Corp.	15,451	360
*	Beacon Roofing Supply Inc.	8,221	355
	Simpson Manufacturing Co. Inc.	8,508	337
	Hecla Mining Co.	81,748	332
	Carpenter Technology Corp.	10,301	330
*	MRC Global Inc.	22,682	322
	Worthington Industries Inc.	8,151	305
	Innospec Inc.	5,351	260
	Sensient Technologies Corp.	3,663	250
	Greif Inc. Class A	6,808	244
*	Coeur Mining Inc.	30,013	226
*	AK Steel Holding Corp.	52,298	224
	Kaiser Aluminum Corp.	2,525	216
*	Gibraltar Industries Inc.	6,866	205
	PH Glatfelter Co.	9,575	196
	Schweitzer-Mauduit International Inc.	5,564	191
*	Kraton Performance Polymers Inc.	6,949	189
*	Stillwater Mining Co.	18,162	184
*,^ Cliffs Natural Resources Inc.		39,732	170
	Innophos Holdings Inc.	4,338	166
	Quanex Building Products Corp.	6,885	137
	Mueller Industries Inc.	4,111	128
	Stepan Co.	2,191	126
	Neenah Paper Inc.	1,690	117
	Rayonier Advanced Materials Inc.	8,934	116
	Materion Corp.	4,471	108
	Schnitzer Steel Industries Inc.	5,790	93
	Calgon Carbon Corp.	6,216	92
	Griffon Corp.	5,401	91
	Univar Inc.	4,588	86
	TimkenSteel Corp.	8,767	79
*	Unifi Inc.	3,081	77
	Hawkins Inc.	1,917	75
	Haynes International Inc.	2,542	73
*	American Vanguard Corp.	5,589	73
	Quaker Chemical Corp.	845	73
	Tredegar Corp.	4,383	71

* Veritiv Corp.	1,812	70
* Century Aluminum Co.	10,152	66
Tronox Ltd. Class A	13,930	65
FutureFuel Corp.	5,385	60
LSI Industries Inc.	4,827	54
* Landec Corp.	4,563	53
* Louisiana-Pacific Corp.	2,562	47
* LSB Industries Inc.	2,895	38
Olympic Steel Inc.	1,541	37
Oil-Dri Corp. of America	1,116	36
Cabot Microelectronics Corp.	833	36
* Boise Cascade Co.	1,437	33
* Ryerson Holding Corp.	2,321	32
* OMNOVA Solutions Inc.	4,372	30
Minerals Technologies Inc.	490	28
Kronos Worldwide Inc.	4,605	27
LB Foster Co. Class A	2,278	26
Multi Packaging Solutions International Ltd.	1,427	23
United States Lime & Minerals Inc.	383	20
* Northwest Pipe Co.	2,185	20
Aceto Corp.	768	17
Comfort Systems USA Inc.	505	16
A Schulman Inc.	626	16
* Intrepid Potash Inc.	12,163	15
* Handy & Harman Ltd.	552	14
Global Brass & Copper Holdings Inc.	462	13
Insteel Industries Inc.	383	11
Energy Fuels Inc.	4,581	10
Chase Corp.	149	9
* Lawson Products Inc.	305	6
* NL Industries Inc.	1,171	4
Valhi Inc.	1,757	4
		9,309
Other (0.0%)[2]
* Leap Wireless International Inc. CVR	7,564	19
Red Rock Resorts Inc. Class A	280	5
US Foods Holding Corp.	200	5
American Renal Associates Holdings Inc.	100	3
Cotiviti Holdings Inc.	150	3
Acacia Communications Inc.	50	2
Reata Pharmaceuticals Inc. Class A	50	1
* Gerber Scientific Inc. CVR	519	—
		38
Producer Durables (12.3%)
Curtiss-Wright Corp.	9,282	772
EMCOR Group Inc.	13,830	658
Convergys Corp.	21,803	615
* Teledyne Technologies Inc.	5,792	568
* Darling Ingredients Inc.	36,468	560
* Esterline Technologies Corp.	6,532	440
EnerSys	7,190	432
ABM Industries Inc.	12,383	423
Tetra Tech Inc.	13,328	408
Barnes Group Inc.	12,105	404
* Moog Inc. Class A	7,347	396
* KLX Inc.	11,675	384

UniFirst Corp.	3,268	378
Granite Construction Inc.	8,700	373
* Itron Inc.	8,456	372
Actuant Corp. Class A	13,106	358
Watts Water Technologies Inc. Class A	6,197	357
* FTI Consulting Inc.	8,410	352
* MasTec Inc.	14,702	338
Brady Corp. Class A	10,523	335
Deluxe Corp.	4,968	324
Mobile Mini Inc.	9,137	315
^ Nordic American Tankers Ltd.	19,653	302
Aircastle Ltd.	13,741	290
SkyWest Inc.	11,411	269
Essendant Inc.	8,441	260
* Sykes Enterprises Inc.	8,613	257
* Huron Consulting Group Inc.	4,174	244
* Atlas Air Worldwide Holdings Inc.	5,521	242
Applied Industrial Technologies Inc.	5,354	242
Woodward Inc.	4,239	241
* ACCO Brands Corp.	24,277	241
Kaman Corp.	5,517	236
Scorpio Tankers Inc.	39,484	232
ESCO Technologies Inc.	5,761	232
Astec Industries Inc.	4,201	224
Briggs & Stratton Corp.	9,845	220
Albany International Corp.	5,400	212
CIRCOR International Inc.	3,764	211
^ Ship Finance International Ltd.	13,140	211
Cubic Corp.	4,798	196
* Wesco Aircraft Holdings Inc.	13,654	192
AAR Corp.	7,870	192
* Tutor Perini Corp.	8,326	188
Werner Enterprises Inc.	7,487	186
Federal Signal Corp.	13,844	180
* ICF International Inc.	4,295	175
* Chart Industries Inc.	6,740	175
* OSI Systems Inc.	3,257	174
* Rush Enterprises Inc. Class A	7,798	172
* Navigant Consulting Inc.	10,569	168
* Aegion Corp. Class A	8,044	161
* TriMas Corp.	9,315	159
* Advanced Energy Industries Inc.	4,140	158
McGrath RentCorp	5,264	150
Raven Industries Inc.	7,368	149
* Air Transport Services Group Inc.	11,596	147
Korn/Ferry International	5,041	145
* PHH Corp.	9,798	140
Alamo Group Inc.	2,147	132
Kelly Services Inc. Class A	6,594	131
* Aerojet Rocketdyne Holdings Inc.	7,350	127
* Aerovironment Inc.	4,374	126
* Thermon Group Holdings Inc.	6,170	124
Quad/Graphics Inc.	6,294	121
* Navistar International Corp.	10,687	120
MSA Safety Inc.	2,337	118
* CBIZ Inc.	10,998	116
GasLog Ltd.	9,095	113

DHT Holdings Inc.	20,558	112
* Modine Manufacturing Co.	10,683	107
Ennis Inc.	5,732	105
TAL International Group Inc.	7,253	104
Resources Connection Inc.	6,676	104
* FARO Technologies Inc.	2,926	104
Bristow Group Inc.	7,687	103
EnPro Industries Inc.	2,005	101
Kadant Inc.	2,008	100
Gorman-Rupp Co.	3,213	99
* RPX Corp.	9,847	99
* MYR Group Inc.	4,002	97
* Lydall Inc.	2,488	94
Marten Transport Ltd.	4,699	93
* Engility Holdings Inc.	3,953	93
Frontline Ltd.	10,406	92
Hyster-Yale Materials Handling Inc.	1,485	91
G&K Services Inc. Class A	1,203	90
* XPO Logistics Inc.	2,760	81
Douglas Dynamics Inc.	3,699	80
Littelfuse Inc.	673	77
Teekay Tankers Ltd. Class A	20,765	74
Powell Industries Inc.	2,019	72
Heidrick & Struggles International Inc.	3,799	70
Columbus McKinnon Corp.	4,436	66
ArcBest Corp.	3,832	66
Textainer Group Holdings Ltd.	4,900	65
Standex International Corp.	736	64
VSE Corp.	923	62
Primoris Services Corp.	2,747	59
Kimball International Inc. Class B	4,934	58
Titan International Inc.	9,039	57
American Railcar Industries Inc.	1,430	57
* Ascent Capital Group Inc. Class A	3,005	56
* Great Lakes Dredge & Dock Corp.	12,249	56
* Monster Worldwide Inc.	20,091	53
* Casella Waste Systems Inc. Class A	7,350	53
* YRC Worldwide Inc.	5,680	52
* Dorian LPG Ltd.	5,642	50
Miller Industries Inc.	2,351	50
* CRA International Inc.	2,071	49
NACCO Industries Inc. Class A	927	49
Hurco Cos. Inc.	1,477	48
Electro Rent Corp.	3,545	46
Tidewater Inc.	10,418	45
TeleTech Holdings Inc.	1,649	45
* PHI Inc.	2,619	45
* DHI Group Inc.	6,094	43
* Kratos Defense & Security Solutions Inc.	10,199	43
* Ducommun Inc.	2,518	43
* InnerWorkings Inc.	4,850	42
* Titan Machinery Inc.	3,899	42
Graham Corp.	2,295	41
CECO Environmental Corp.	4,968	40
* Mistras Group Inc.	1,602	40
Scorpio Bulkers Inc.	9,857	39
Encore Wire Corp.	1,001	39

	CLARCOR Inc.	632	37
*	Vishay Precision Group Inc.	2,765	37
	Ardmore Shipping Corp.	3,816	36
*	Liquidity Services Inc.	5,307	36
*	Hill International Inc.	8,255	36
*	Control4 Corp.	4,440	35
	Navios Maritime Acquisition Corp.	17,404	32
	Altra Industrial Motion Corp.	1,173	32
	Milacron Holdings Corp.	1,900	31
*	Heritage-Crystal Clean Inc.	2,618	31
*	Roadrunner Transportation Systems Inc.	3,803	31
*	Orion Marine Group Inc.	6,387	30
*	Plug Power Inc.	15,435	30
	Marlin Business Services Corp.	1,923	29
*	CAI International Inc.	3,787	29
*	ExlService Holdings Inc.	555	29
*	Hub Group Inc. Class A	712	28
	Franklin Electric Co. Inc.	792	26
*	DXP Enterprises Inc.	1,892	26
	Matson Inc.	786	26
	Preformed Line Products Co.	596	26
	Lindsay Corp.	361	26
*	USA Truck Inc.	1,289	26
	Gener8 Maritime Inc.	3,537	26
*	ExOne Co.	2,376	25
*	TRC Cos. Inc.	3,785	24
*	Virgin America Inc.	380	21
	Navios Maritime Holdings Inc.	19,105	21
	CDI Corp.	3,309	21
	Celadon Group Inc.	1,985	20
*	ServiceSource International Inc.	5,073	19
*,^ Gulfmark Offshore Inc.		5,817	19
	FreightCar America Inc.	1,296	19
	Twin Disc Inc.	1,762	17
*	TriNet Group Inc.	795	16
	Exponent Inc.	293	16
	Tennant Co.	282	15
*	Neff Corp. Class A	1,626	15
	General Cable Corp.	1,003	14
	Argan Inc.	363	13
*,^ Golden Ocean Group Ltd.		13,340	11
*	HC2 Holdings Inc.	2,086	9
^	Safe Bulkers Inc.	7,811	9
	Universal Logistics Holdings Inc.	538	8
*	SP Plus Corp.	215	5
*	Volt Information Sciences Inc.	642	4
*	Vicor Corp.	364	4
*	Vectrus Inc.	108	3
*	Covenant Transportation Group Inc. Class A	121	3
*	Eagle Bulk Shipping Inc.	4,528	3
*	PFSweb Inc.	154	2
*	Ultrapetrol Bahamas Ltd.	4,363	1
*	Accuride Corp.	599	1
*	Radiant Logistics Inc.	265	1
			23,358
Technology (9.5%)
*	Tech Data Corp.	8,084	611

SYNNEX Corp.	6,343	578
* CACI International Inc. Class A	5,334	537
* Fairchild Semiconductor International Inc. Class A	25,685	510
MKS Instruments Inc.	11,789	483
* Coherent Inc.	4,807	455
Mentor Graphics Corp.	20,314	436
* Sanmina Corp.	16,168	433
Intersil Corp. Class A	29,166	394
Vishay Intertechnology Inc.	29,992	389
* Finisar Corp.	22,970	386
* Anixter International Inc.	6,278	378
* Acxiom Corp.	17,305	367
* Advanced Micro Devices Inc.	78,664	359
* Polycom Inc.	29,715	357
* Take-Two Interactive Software Inc.	8,972	349
* NETGEAR Inc.	7,081	319
* Rovi Corp.	18,168	305
* DigitalGlobe Inc.	14,196	297
* Progress Software Corp.	11,148	294
* Knowles Corp.	19,249	281
* Fabrinet	7,814	277
* Stratasys Ltd.	11,219	256
* QLogic Corp.	18,276	253
* NetScout Systems Inc.	9,756	237
* II-VI Inc.	11,598	236
* Semtech Corp.	9,708	229
* ScanSource Inc.	5,906	227
* Benchmark Electronics Inc.	10,827	224
* Insight Enterprises Inc.	8,059	219
ADTRAN Inc.	11,027	214
* Plexus Corp.	4,638	204
* NeuStar Inc. Class A	8,624	203
ManTech International Corp. Class A	5,313	191
* iRobot Corp.	4,909	189
* Mercury Systems Inc.	8,820	187
* Rogers Corp.	2,807	187
* Entegris Inc.	12,781	182
* Rofin-Sinar Technologies Inc.	5,457	174
Brooks Automation Inc.	14,842	163
* Veeco Instruments Inc.	8,965	159
* Diodes Inc.	8,230	158
AVX Corp.	10,220	141
* Photronics Inc.	14,603	140
* Ultratech Inc.	6,101	139
* Amkor Technology Inc.	21,933	138
* Silicon Laboratories Inc.	2,765	138
Tessera Technologies Inc.	4,164	134
CTS Corp.	7,378	132
* Bankrate Inc.	12,678	115
Novanta Inc.	7,503	115
* Lattice Semiconductor Corp.	19,553	114
* Oclaro Inc.	21,770	109
Power Integrations Inc.	2,148	107
* TTM Technologies Inc.	12,907	101
* ePlus Inc.	1,147	100
* Sonus Networks Inc.	10,812	99
* Nanometrics Inc.	5,264	98

* ViaSat Inc.	1,387	96
* Rudolph Technologies Inc.	5,935	87
* Actua Corp.	8,883	86
* Applied Micro Circuits Corp.	12,990	85
Comtech Telecommunications Corp.	3,557	82
* Blucora Inc.	9,117	82
* Extreme Networks Inc.	20,344	75
Park Electrochemical Corp.	4,494	74
* ShoreTel Inc.	11,105	73
* Kimball Electronics Inc.	6,404	72
Epiq Systems Inc.	4,519	69
* Axcelis Technologies Inc.	25,065	68
Cohu Inc.	5,714	67
* KEYW Holding Corp.	7,514	67
* Microsemi Corp.	1,940	66
* CEVA Inc.	2,361	64
* Calix Inc.	9,160	62
* Digi International Inc.	5,579	62
IXYS Corp.	5,514	60
Acacia Research Corp.	11,465	59
* NeoPhotonics Corp.	6,513	59
* Alpha & Omega Semiconductor Ltd.	4,278	59
* Sigma Designs Inc.	7,841	57
PC Connection Inc.	2,372	55
* Perficient Inc.	2,564	54
Daktronics Inc.	6,731	54
* RetailMeNot Inc.	7,297	53
* DSP Group Inc.	5,016	53
American Science & Engineering Inc.	1,658	52
* Exar Corp.	7,473	51
* FormFactor Inc.	6,836	49
InterDigital Inc.	837	49
* SciQuest Inc.	2,648	47
* Xcerra Corp.	6,935	45
* Multi-Fineline Electronix Inc.	2,038	45
American Software Inc. Class A	4,665	45
Black Box Corp.	3,445	43
Bel Fuse Inc. Class B	2,215	40
* Harmonic Inc.	13,716	39
* Ultra Clean Holdings Inc.	6,798	39
* Agilysys Inc.	3,275	38
* United Online Inc.	3,137	34
* Datalink Corp.	4,248	34
* Bottomline Technologies de Inc.	1,352	34
* Unisys Corp.	3,909	33
NVE Corp.	584	33
* Intralinks Holdings Inc.	4,052	32
* Glu Mobile Inc.	13,125	31
* Kopin Corp.	14,422	31
QAD Inc. Class A	1,626	31
* Telenav Inc.	5,996	28
* Bazaarvoice Inc.	7,338	27
Pure Storage Inc. Class A	2,194	26
* TechTarget Inc.	3,207	26
* EMCORE Corp.	4,419	25
* Verint Systems Inc.	752	25
* Vocera Communications Inc.	2,033	23

* Seachange International Inc.	7,076	23
pdvWireless Inc.	933	23
* Ciber Inc.	17,446	22
* RealNetworks Inc.	4,860	21
* Limelight Networks Inc.	13,905	20
* Quantum Corp.	47,395	18
* Ubiquiti Networks Inc.	431	17
* Sparton Corp.	872	17
Reis Inc.	675	16
* Rocket Fuel Inc.	6,072	16
* Marin Software Inc.	6,325	15
* Avid Technology Inc.	2,505	15
Sapiens International Corp. NV	1,197	15
* Ixia	1,314	13
* Cascade Microtech Inc.	632	13
* DTS Inc.	493	13
Evolent Health Inc. Class A	759	12
* Imation Corp.	6,460	11
* ModusLink Global Solutions Inc.	7,751	11
Alarm.com Holdings Inc.	450	10
* KVH Industries Inc.	863	7
* Applied Optoelectronics Inc.	662	7
* Silver Spring Networks Inc.	457	6
* PDF Solutions Inc.	376	6
Rapid7 Inc.	323	4
MINDBODY Inc. Class A	291	4
Appfolio Inc.	228	3
Xactly Corp.	312	3
* Digimarc Corp.	105	3
* Brightcove Inc.	374	2
* Everyday Health Inc.	346	2
* Park City Group Inc.	136	1
* Novatel Wireless Inc.	825	1
* Amber Road Inc.	182	1
* Digital Turbine Inc.	684	1
		18,134
Utilities (8.6%)
Piedmont Natural Gas Co. Inc.	17,379	1,044
IDACORP Inc.	11,107	813
Portland General Electric Co.	19,582	806
Southwest Gas Corp.	10,334	717
WGL Holdings Inc.	10,971	716
Black Hills Corp.	11,291	684
ONE Gas Inc.	11,603	680
New Jersey Resources Corp.	18,879	664
Spire Inc.	10,020	637
ALLETE Inc.	10,755	621
NorthWestern Corp.	10,377	601
PNM Resources Inc.	17,572	577
Avista Corp.	13,738	553
South Jersey Industries Inc.	17,452	504
* Dynegy Inc.	26,662	502
El Paso Electric Co.	8,931	399
MGE Energy Inc.	7,668	389
Northwest Natural Gas Co.	6,016	330
Empire District Electric Co.	9,596	321
California Water Service Group	10,554	308

	American States Water Co.			7,620	298
	Pattern Energy Group Inc. Class A			12,312	268
	Otter Tail Corp.			8,270	245
*	Globalstar Inc.			104,858	229
	NRG Yield Inc.			13,882	215
*	Talen Energy Corp.			18,390	211
	West Corp.			9,979	211
	Ormat Technologies Inc.			4,813	210
	Abengoa Yield plc			10,858	195
	Chesapeake Utilities Corp.			3,366	194
*	Cincinnati Bell Inc.			45,993	183
*	Vonage Holdings Corp.			36,868	170
	Atlantic Tele-Network Inc.			2,280	170
*	8x8 Inc.			12,548	160
*,^ Iridium Communications Inc.				18,093	158
	Middlesex Water Co.			3,589	133
*	ORBCOMM Inc.			13,220	124
	Unitil Corp.			3,087	122
	SJW Corp.			3,499	121
	Connecticut Water Service Inc.			2,483	120
	NRG Yield Inc. Class A			7,534	109
	Consolidated Communications Holdings Inc.			3,837	94
	Spok Holdings Inc.			4,756	83
	Inteliquent Inc.			4,311	72
	York Water Co.			2,575	70
	Atlantic Power Corp.			27,032	64
*	Hawaiian Telcom Holdco Inc.			2,550	52
	Artesian Resources Corp. Class A			1,753	49
	IDT Corp. Class B			3,183	47
	Shenandoah Telecommunications Co.			1,476	47
	Consolidated Water Co. Ltd.			3,173	43
*	Boingo Wireless Inc.			3,796	28
*	Pendrell Corp.			34,411	20
*	inContact Inc.			1,306	18
	Genie Energy Ltd. Class B			1,963	15
*	Intelsat SA			4,067	13
	Windstream Holdings Inc.			1,469	12
*	Lumos Networks Corp.			833	11
	Spark Energy Inc. Class A			70	2
					16,452
Total Common Stocks (Cost $197,054)					189,555
		Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund		0.523%		1,501,000	1,501

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Federal Home Loan Bank Discount Notes		0.335%	7/22/16	500	500
Total Temporary Cash Investments (Cost $2,001)					2,001
Total Investments (100.5%) (Cost $199,055)					191,556
Other Assets and Liabilities-Net (-0.5%)[4]					(987)
Net Assets (100%)					190,569

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,230,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,304,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	189,516	—	39
Temporary Cash Investments	1,501	500	—
Futures Contracts—Assets[1]	2	—	—
Total	191,019	500	39
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing

Russell 2000 Value Index Fund

transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	6	692	18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $199,063,000. Net unrealized depreciation of investment securities for tax purposes was $7,507,000, consisting of unrealized gains of $16,721,000 on securities that had risen in value since their purchase and $24,228,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (18.3%)
	Vail Resorts Inc.	14,736	1,934
	Pool Corp.	17,647	1,616
*	Burlington Stores Inc.	25,894	1,563
*,^ Cimpress NV		13,285	1,331
	Texas Roadhouse Inc. Class A	28,345	1,270
*	Tenneco Inc.	23,412	1,258
	Jack in the Box Inc.	13,177	1,123
*	Buffalo Wild Wings Inc.	7,701	1,120
^	Cracker Barrel Old Country Store Inc.	7,278	1,102
	Big Lots Inc.	20,077	1,050
	American Eagle Outfitters Inc.	64,745	1,013
	Cheesecake Factory Inc.	19,747	985
*	Bright Horizons Family Solutions Inc.	15,138	981
*	Five Below Inc.	22,087	925
	Bloomin' Brands Inc.	47,352	902
	Sinclair Broadcast Group Inc. Class A	26,864	850
*	IMAX Corp.	24,507	817
	Monro Muffler Brake Inc.	12,898	812
*	Grand Canyon Education Inc.	19,085	797
*	Steven Madden Ltd.	22,824	783
	Wolverine World Wide Inc.	41,897	763
	Lithia Motors Inc. Class A	9,243	761
	Drew Industries Inc.	9,754	755
	Papa John's International Inc.	11,085	702
	PriceSmart Inc.	7,862	696
	HSN Inc.	13,127	687
^	Nexstar Broadcasting Group Inc. Class A	12,651	673
	Interval Leisure Group Inc.	45,567	654
	Churchill Downs Inc.	5,136	645
	Sotheby's	21,227	635
*	G-III Apparel Group Ltd.	16,108	630
*	Boyd Gaming Corp.	32,234	610
*	Tumi Holdings Inc.	22,666	608
*	Dorman Products Inc.	10,813	597
	Chico's FAS Inc.	53,997	586
*	Popeyes Louisiana Kitchen Inc.	9,362	544
	DineEquity Inc.	6,399	538
*	Gentherm Inc.	14,539	532
*	Smith & Wesson Holding Corp.	21,772	531
*	Krispy Kreme Doughnuts Inc.	24,667	527
*	Stamps.com Inc.	5,776	526
*	American Axle & Manufacturing Holdings Inc.	30,703	512
*	Asbury Automotive Group Inc.	8,970	503
	Sturm Ruger & Co. Inc.	7,564	501
*	LifeLock Inc.	38,181	499
*	Helen of Troy Ltd.	4,728	486
	SeaWorld Entertainment Inc.	27,651	483
*	Restoration Hardware Holdings Inc.	13,478	448
*	Shutterfly Inc.	9,097	439

	Columbia Sportswear Co.	8,106	431
	Sonic Corp.	14,301	426
*	La Quinta Holdings Inc.	35,817	425
*	Select Comfort Corp.	18,905	424
*	American Woodmark Corp.	5,204	420
*	Express Inc.	28,676	417
	Travelport Worldwide Ltd.	30,218	400
*	Deckers Outdoor Corp.	7,571	398
	Dana Holding Corp.	32,947	396
*	TiVo Inc.	39,244	390
*,^ Diamond Resorts International Inc.		16,828	386
	Oxford Industries Inc.	5,936	376
*	Dave & Buster's Entertainment Inc.	9,215	360
*	BJ's Restaurants Inc.	8,017	359
*,^ Wayfair Inc.		8,106	334
*,^ Shutterstock Inc.		7,941	333
	Marriott Vacations Worldwide Corp.	5,433	329
*	Hibbett Sports Inc.	9,214	318
	Nutrisystem Inc.	11,714	318
*	Universal Electronics Inc.	4,896	318
*	Gray Television Inc.	25,525	302
*	2U Inc.	10,672	297
*	Red Robin Gourmet Burgers Inc.	5,750	292
*	Zoe's Kitchen Inc.	7,846	290
	Outerwall Inc.	7,000	289
^	Buckle Inc.	11,457	283
*	Mattress Firm Holding Corp.	8,291	280
*	Cavco Industries Inc.	2,817	280
	Quotient Technology Inc.	24,788	277
*	Fiesta Restaurant Group Inc.	10,910	274
	Pinnacle Entertainment Inc.	24,323	274
	Tailored Brands Inc.	19,538	269
*	Nautilus Inc.	12,708	262
	Capella Education Co.	4,968	261
*	EW Scripps Co. Class A	15,308	258
	CalAtlantic Group Inc.	6,763	250
*	HealthStream Inc.	10,297	242
*	Denny's Corp.	21,452	230
*	Crocs Inc.	22,620	223
	Winnebago Industries Inc.	9,833	221
*	Chuy's Holdings Inc.	6,698	221
	World Wrestling Entertainment Inc. Class A	12,281	216
	ClubCorp Holdings Inc.	17,808	215
	La-Z-Boy Inc.	7,922	210
*	Liberty TripAdvisor Holdings Inc. Class A	8,888	204
*	Motorcar Parts of America Inc.	6,787	203
*	Tile Shop Holdings Inc.	10,897	199
*	Scientific Games Corp. Class A	20,296	199
	Pier 1 Imports Inc.	33,820	189
*	Stoneridge Inc.	11,327	186
*	Meritor Inc.	20,704	183
*	XO Group Inc.	10,652	180
	Entravision Communications Corp. Class A	24,203	175
*	Francesca's Holdings Corp.	16,207	169
*	Weight Watchers International Inc.	10,335	157
	Ruth's Hospitality Group Inc.	9,390	156
*	Angie's List Inc.	17,643	155

* Carrols Restaurant Group Inc.	12,222	148
* Party City Holdco Inc.	10,245	143
Children's Place Inc.	2,017	142
Libbey Inc.	8,288	142
New York Times Co. Class A	11,157	135
* Isle of Capri Casinos Inc.	8,386	133
MDC Holdings Inc.	5,568	129
Blue Nile Inc.	4,791	126
Group 1 Automotive Inc.	1,887	117
* Fox Factory Holding Corp.	6,745	112
* Potbelly Corp.	7,685	102
Tower International Inc.	4,635	100
* Tuesday Morning Corp.	14,507	99
* Malibu Boats Inc. Class A	7,120	97
* Zumiez Inc.	6,387	95
* Eastman Kodak Co.	7,193	94
Sequential Brands Group Inc.	11,583	93
* Ascena Retail Group Inc.	12,735	92
* MarineMax Inc.	5,262	89
National CineMedia Inc.	6,110	89
Winmark Corp.	888	87
Finish Line Inc. Class A	4,787	87
^ MDC Partners Inc. Class A	4,823	87
* Strayer Education Inc.	1,779	86
Kirkland's Inc.	6,398	85
* Overstock.com Inc.	4,946	84
* Eldorado Resorts Inc.	5,628	84
Inter Parfums Inc.	2,842	83
Cooper Tire & Rubber Co.	2,574	83
* 1-800-Flowers.com Inc. Class A	10,191	82
* Habit Restaurants Inc. Class A	4,568	82
Ollie's Bargain Outlet Holdings Inc.	3,133	79
* Shake Shack Inc. Class A	2,036	78
* TubeMogul Inc.	6,277	78
* Etsy Inc.	8,194	76
Tribune Publishing Co.	6,086	71
Cato Corp. Class A	1,860	70
Planet Fitness Inc. Class A	3,761	67
Wingstop Inc.	2,242	63
* Jamba Inc.	5,406	62
Bassett Furniture Industries Inc.	2,189	61
* El Pollo Loco Holdings Inc.	5,463	61
* Houghton Mifflin Harcourt Co.	3,518	61
* Bojangles' Inc.	3,448	60
* Central European Media Enterprises Ltd. Class A	22,147	59
* Chegg Inc.	12,053	59
Collectors Universe Inc.	2,963	58
Superior Uniform Group Inc.	3,086	55
Duluth Holdings Inc.	2,029	54
* ZAGG Inc.	10,379	50
* Vince Holding Corp.	8,187	46
* Cherokee Inc.	3,206	45
* Bravo Brio Restaurant Group Inc.	5,697	42
Metaldyne Performance Group Inc.	2,560	42
* TRI Pointe Group Inc.	3,542	41
* Revlon Inc. Class A	1,320	41
Caleres Inc.	1,626	40

* Boot Barn Holdings Inc.	5,005	38
* Meritage Homes Corp.	1,022	37
* LGI Homes Inc.	1,340	36
Matthews International Corp. Class A	648	36
Marine Products Corp.	4,090	35
* Central Garden & Pet Co. Class A	1,877	34
* Penn National Gaming Inc.	2,100	33
* Container Store Group Inc.	6,034	32
* M/I Homes Inc.	1,683	32
* Cooper-Standard Holding Inc.	354	30
Arctic Cat Inc.	1,904	30
* Noodles & Co. Class A	3,125	29
Carriage Services Inc. Class A	1,205	28
MCBC Holdings Inc.	1,836	28
Liberty Tax Inc.	2,294	27
Bob Evans Farms Inc.	595	27
* Papa Murphy's Holdings Inc.	3,523	26
* Sportsman's Warehouse Holdings Inc.	2,781	24
^ Empire Resorts Inc.	1,141	22
* Kona Grill Inc.	1,715	22
Fogo De Chao Inc.	1,582	21
* Reading International Inc. Class A	1,560	20
* William Lyon Homes Class A	1,188	19
* Vitamin Shoppe Inc.	619	19
* Lands' End Inc.	1,111	19
AMC Entertainment Holdings Inc.	573	16
* Carmike Cinemas Inc.	516	15
* Destination XL Group Inc.	3,020	14
Fenix Parts Inc.	3,607	14
* America's Car-Mart Inc.	563	13
* Care.com Inc.	1,359	12
Instructure Inc.	698	12
Escalade Inc.	1,044	12
* Del Frisco's Restaurant Group Inc.	686	11
* Skullcandy Inc.	2,603	10
Strattec Security Corp.	217	10
* Century Communities Inc.	492	9
Hooker Furniture Corp.	367	9
* Morgans Hotel Group Co.	4,039	9
* Franklin Covey Co.	576	9
* New Home Co. Inc.	699	7
* Build-A-Bear Workshop Inc.	509	7
Citi Trends Inc.	405	6
* Performance Sports Group Ltd.	1,123	4
Horizon Global Corp.	311	4
* Monarch Casino & Resort Inc.	166	3
* Black Diamond Inc.	812	3
* JAKKS Pacific Inc.	377	3
Weyco Group Inc.	102	3
* VOXX International Corp. Class A	778	3
* Hemisphere Media Group Inc. Class A	156	2
		61,082
Consumer Staples (3.4%)
Casey's General Stores Inc.	15,750	1,893
B&G Foods Inc.	24,066	1,035
Vector Group Ltd.	34,820	748
* United Natural Foods Inc.	18,636	694

	WD-40 Co.	5,901	657
	J&J Snack Foods Corp.	6,023	635
	Lancaster Colony Corp.	4,879	591
*	Boston Beer Co. Inc. Class A	3,672	571
^	Cal-Maine Foods Inc.	12,663	563
*	Diplomat Pharmacy Inc.	15,487	504
	Core-Mark Holding Co. Inc.	4,858	416
	Calavo Growers Inc.	5,956	337
	Dean Foods Co.	17,646	322
*	USANA Health Sciences Inc.	2,127	257
	Snyder's-Lance Inc.	7,855	243
*	National Beverage Corp.	4,412	230
	Coca-Cola Bottling Co. Consolidated	1,724	213
	PetMed Express Inc.	8,230	155
	Medifast Inc.	4,424	141
	MGP Ingredients Inc.	4,042	132
*	Chefs' Warehouse Inc.	7,690	117
^	Tootsie Roll Industries Inc.	2,746	98
	Performance Food Group Co.	3,910	97
^	Natural Health Trends Corp.	2,935	88
*	Farmer Brothers Co.	3,100	88
*,^ Freshpet Inc.		8,624	80
	Limoneira Co.	4,722	78
*	Inventure Foods Inc.	8,169	61
	Ingles Markets Inc. Class A	1,523	57
*	Natural Grocers by Vitamin Cottage Inc.	3,640	48
	Amplify Snack Brands Inc.	3,652	48
	John B Sanfilippo & Son Inc.	887	42
	Orchids Paper Products Co.	947	30
*	Synutra International Inc.	7,063	29
*	Seaboard Corp.	8	24
*	Castle Brands Inc.	25,521	23
*	Lifeway Foods Inc.	2,017	19
*	Craft Brew Alliance Inc.	1,336	13
	Alico Inc.	131	4
^	Arcadia Biosciences Inc.	1,261	2
			11,383
Energy (0.9%)
	Western Refining Inc.	28,858	613
	SemGroup Corp. Class A	17,735	564
*	Matador Resources Co.	19,274	438
*	Parsley Energy Inc. Class A	16,176	422
	Delek US Holdings Inc.	12,978	179
^	Fairmount Santrol Holdings Inc.	23,834	128
	SunCoke Energy Inc.	18,971	115
*	Par Pacific Holdings Inc.	5,964	91
*	Trecora Resources	8,073	91
^	TerraVia Holdings Inc.	33,130	82
*	RigNet Inc.	4,825	60
	Evolution Petroleum Corp.	10,299	58
	Panhandle Oil and Gas Inc. Class A	3,201	51
*	Carrizo Oil & Gas Inc.	1,302	50
*	Synergy Resources Corp.	8,017	48
*	Isramco Inc.	374	35
*	Enphase Energy Inc.	11,120	23
^	FuelCell Energy Inc.	2,942	23
*,^ Vivint Solar Inc.		4,906	18

	TerraForm Global Inc. Class A	3,611	10
	ION Geophysical Corp.	961	7
	Hallador Energy Co.	1,267	5
	Sunrun Inc.	696	4
*,^ Erin Energy Corp.		364	1
			3,116
Financial Services (10.1%)
	MarketAxess Holdings Inc.	15,131	2,117
	CubeSmart	55,857	1,778
	Sovran Self Storage Inc.	16,074	1,740
*	Euronet Worldwide Inc.	21,034	1,679
	Fair Isaac Corp.	12,589	1,403
	CyrusOne Inc.	27,170	1,340
	Bank of the Ozarks Inc.	31,618	1,230
	Urban Edge Properties	35,951	965
	Ryman Hospitality Properties Inc.	17,628	865
	Home BancShares Inc.	18,911	831
*	Blackhawk Network Holdings Inc.	21,923	755
	CoreSite Realty Corp.	9,827	745
	Evercore Partners Inc. Class A	13,987	727
*	Cardtronics Inc.	18,115	712
	BGC Partners Inc. Class A	73,996	687
*	Western Alliance Bancorp	17,777	670
	QTS Realty Trust Inc. Class A	12,566	649
	Financial Engines Inc.	20,947	579
	WisdomTree Investments Inc.	46,205	573
*	PRA Group Inc.	19,517	537
	American Assets Trust Inc.	13,362	535
^	First Financial Bankshares Inc.	15,064	505
	HFF Inc. Class A	15,327	494
*	Essent Group Ltd.	22,508	492
*	Eagle Bancorp Inc.	9,134	470
*	BofI Holding Inc.	24,880	467
	First Cash Financial Services Inc.	10,540	460
*	MGIC Investment Corp.	61,617	434
	DuPont Fabros Technology Inc.	9,960	421
	Potlatch Corp.	11,976	409
	EVERTEC Inc.	26,707	409
	RLJ Lodging Trust	18,619	382
	National Health Investors Inc.	5,194	363
	Cohen & Steers Inc.	8,210	317
	CareTrust REIT Inc.	23,643	317
	Alexander's Inc.	789	289
	Universal Health Realty Income Trust	5,065	271
	Universal Insurance Holdings Inc.	13,001	253
	Sun Communities Inc.	3,594	251
	Greenhill & Co. Inc.	11,860	245
	Employers Holdings Inc.	7,855	234
*	Hilltop Holdings Inc.	10,913	223
	Diamond Hill Investment Group Inc.	1,202	217
*,^ LendingTree Inc.		2,515	209
	Saul Centers Inc.	3,419	192
*	HRG Group Inc.	14,083	185
	National Storage Affiliates Trust	8,737	182
	Westwood Holdings Group Inc.	3,135	180
	Moelis & Co. Class A	6,268	167
	EastGroup Properties Inc.	2,604	167

	OM Asset Management plc	10,043	152
*	Altisource Portfolio Solutions SA	5,353	150
*	Marcus & Millichap Inc.	5,529	141
	Virtu Financial Inc. Class A	7,649	136
*	Walker & Dunlop Inc.	5,308	128
	Cass Information Systems Inc.	2,628	126
	Easterly Government Properties Inc.	5,472	102
*	eHealth Inc.	7,253	100
	GAMCO Investors Inc. Class A	2,568	94
*,^ Trupanion Inc.		5,724	87
	Sabra Health Care REIT Inc.	3,959	83
	PS Business Parks Inc.	831	82
	Heritage Insurance Holdings Inc.	6,164	81
	Equity One Inc.	2,751	81
*	World Acceptance Corp.	1,827	80
	Associated Capital Group Inc. Class A	2,570	77
	Janus Capital Group Inc.	5,048	77
	Kennedy-Wilson Holdings Inc.	3,546	76
*	Texas Capital Bancshares Inc.	1,349	69
*	Enova International Inc.	9,489	69
*	HomeStreet Inc.	3,079	63
	Pinnacle Financial Partners Inc.	1,104	54
	United Financial Bancorp Inc.	3,822	51
	Meridian Bancorp Inc.	3,377	51
*	Encore Capital Group Inc.	1,786	48
*,^ Impac Mortgage Holdings Inc.		3,312	47
*	INTL. FCStone Inc.	1,648	46
	Pzena Investment Management Inc. Class A	4,846	42
	LTC Properties Inc.	901	42
	Real Industry Inc.	6,083	41
	BNC Bancorp	1,632	39
	Houlihan Lokey Inc.	1,559	38
	Renasant Corp.	1,078	37
	South State Corp.	500	36
*	Atlas Financial Holdings Inc.	1,835	33
	National General Holdings Corp.	1,584	33
*	Ambac Financial Group Inc.	1,946	32
	Investment Technology Group Inc.	1,708	32
	Crawford & Co. Class B	3,652	31
	Maiden Holdings Ltd.	2,348	31
	Urstadt Biddle Properties Inc. Class A	1,330	28
*	Third Point Reinsurance Ltd.	2,263	26
	Consolidated-Tomoka Land Co.	521	25
*	KCG Holdings Inc. Class A	1,718	24
^	CPI Card Group Inc.	5,610	23
*	On Deck Capital Inc.	4,444	23
	WSFS Financial Corp.	638	23
*	Ashford Inc.	422	22
	National Interstate Corp.	652	20
	Cardinal Financial Corp.	782	18
	Medley Management Inc. Class A	2,771	17
	Virtus Investment Partners Inc.	160	13
	GAIN Capital Holdings Inc.	1,859	13
	HCI Group Inc.	387	12
*	Ladenburg Thalmann Financial Services Inc.	4,558	12
	State National Cos. Inc.	1,109	12
	Resource America Inc. Class A	1,227	12

*	PennyMac Financial Services Inc. Class A	733	10
	Fifth Street Asset Management Inc.	1,940	9
*	Cowen Group Inc. Class A	2,477	8
*	Altisource Asset Management Corp.	242	5
*	Regional Management Corp.	234	4
*	Stonegate Mortgage Corp.	1,031	4
	ZAIS Group Holdings Inc.	1,692	3
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	617	—
			33,506
Health Care (24.8%)
	STERIS plc	34,537	2,398
	West Pharmaceutical Services Inc.	29,168	2,190
*	WellCare Health Plans Inc.	17,857	1,811
*	Neurocrine Biosciences Inc.	34,629	1,719
*	ABIOMED Inc.	16,923	1,681
*	Anacor Pharmaceuticals Inc.	16,615	1,650
	HealthSouth Corp.	37,095	1,496
*	PAREXEL International Corp.	22,368	1,407
*	Team Health Holdings Inc.	29,163	1,399
*	Prestige Brands Holdings Inc.	21,177	1,144
*	Ultragenyx Pharmaceutical Inc.	15,583	1,139
*,^ ACADIA Pharmaceuticals Inc.		31,530	1,117
*	NuVasive Inc.	19,604	1,066
*	Medidata Solutions Inc.	22,410	1,030
*	WebMD Health Corp.	15,305	1,006
*	Impax Laboratories Inc.	29,069	993
*	Catalent Inc.	33,905	953
*	Myriad Genetics Inc.	28,125	953
	Cantel Medical Corp.	13,910	924
	Chemed Corp.	6,916	902
*	Masimo Corp.	17,740	882
*	Ligand Pharmaceuticals Inc.	7,116	851
*	Nektar Therapeutics	53,325	823
*	Cepheid	29,073	814
*	Molina Healthcare Inc.	15,920	771
*	Neogen Corp.	15,037	742
*	AMN Healthcare Services Inc.	19,207	717
*	Insulet Corp.	22,909	688
*	Pacira Pharmaceuticals Inc.	14,776	687
*	Globus Medical Inc.	27,716	672
*,^ Kite Pharma Inc.		13,074	670
*	Prothena Corp. plc	13,646	662
*,^ Novavax Inc.		108,341	660
*	Ironwood Pharmaceuticals Inc. Class A	50,911	636
*	Cambrex Corp.	12,660	619
	LivaNova plc	12,536	612
*	ARIAD Pharmaceuticals Inc.	67,798	600
*,^ Exelixis Inc.		91,289	592
*	ExamWorks Group Inc.	16,691	583
*	HMS Holdings Corp.	33,963	561
*	Portola Pharmaceuticals Inc.	20,180	555
*	Air Methods Corp.	15,867	537
*,^ TherapeuticsMD Inc.		58,139	520
*	Ophthotech Corp.	9,597	515
*	Select Medical Holdings Corp.	39,838	505
*	Depomed Inc.	24,242	495
*	Radius Health Inc.	13,349	484

*	NxStage Medical Inc.	25,580	483
*	Omnicell Inc.	14,678	475
*	Nevro Corp.	6,750	471
*	Amedisys Inc.	9,071	461
*	Acorda Therapeutics Inc.	15,767	449
*	Achillion Pharmaceuticals Inc.	47,499	444
*	TESARO Inc.	9,428	437
*	Halozyme Therapeutics Inc.	43,005	433
*	Natus Medical Inc.	13,357	432
	Abaxis Inc.	9,131	420
*	Five Prime Therapeutics Inc.	9,164	419
*	Cynosure Inc. Class A	8,745	418
*	Intra-Cellular Therapies Inc. Class A	10,790	418
*	Amsurg Corp.	5,307	397
*	ICU Medical Inc.	3,686	383
*	FibroGen Inc.	20,420	381
*	PRA Health Sciences Inc.	8,064	381
	Ensign Group Inc.	19,182	381
*	Emergent BioSolutions Inc.	8,664	380
*,^ Sarepta Therapeutics Inc.		18,159	380
*	HealthEquity Inc.	14,670	379
*	Integra LifeSciences Holdings Corp.	5,068	379
*	Endologix Inc.	29,672	376
*	Surgical Care Affiliates Inc.	8,279	371
*	Zeltiq Aesthetics Inc.	13,021	371
	Wright Medical Group NV	18,841	364
*	ZIOPHARM Oncology Inc.	46,355	361
*	MiMedx Group Inc.	44,156	348
*	Acceleron Pharma Inc.	9,935	340
	Innoviva Inc.	29,963	338
*	Amicus Therapeutics Inc.	46,820	331
*	Alder Biopharmaceuticals Inc.	10,965	330
*	MacroGenics Inc.	12,749	326
*	Repligen Corp.	13,268	318
*	Spectranetics Corp.	17,174	315
*	Inogen Inc.	6,395	305
*	AMAG Pharmaceuticals Inc.	14,060	301
*	Merrimack Pharmaceuticals Inc.	44,090	294
*	Insmed Inc.	24,858	293
*,^ Inovio Pharmaceuticals Inc.		25,871	293
*	Momenta Pharmaceuticals Inc.	24,729	291
	US Physical Therapy Inc.	5,021	290
*	SciClone Pharmaceuticals Inc.	19,979	283
*	Haemonetics Corp.	9,985	280
	Meridian Bioscience Inc.	14,134	275
*	Pacific Biosciences of California Inc.	28,372	274
*,^ Relypsa Inc.		14,247	272
*	Supernus Pharmaceuticals Inc.	13,815	270
*	Vascular Solutions Inc.	7,018	267
*	Cempra Inc.	14,111	265
*	Lannett Co. Inc.	10,719	261
*	Exact Sciences Corp.	38,843	258
	Quality Systems Inc.	20,194	257
*	Heron Therapeutics Inc.	11,846	253
*	Retrophin Inc.	14,201	252
*	Keryx Biopharmaceuticals Inc.	41,738	251
*	Providence Service Corp.	5,166	246

*	Dynavax Technologies Corp.	14,807	246
*	INC Research Holdings Inc. Class A	5,268	229
	Atrion Corp.	579	227
*	Capital Senior Living Corp.	12,027	220
*	Anika Therapeutics Inc.	4,591	217
*	LDR Holding Corp.	10,322	217
*	Sage Therapeutics Inc.	6,292	207
*	HeartWare International Inc.	7,024	206
*	Cardiovascular Systems Inc.	12,192	206
*	Spark Therapeutics Inc.	3,625	203
*	ImmunoGen Inc.	34,842	197
*	NeoGenomics Inc.	21,747	195
*	Cerus Corp.	34,887	194
*	Sangamo BioSciences Inc.	27,920	193
*	BioTelemetry Inc.	10,986	191
*	Clovis Oncology Inc.	11,360	191
*	Genomic Health Inc.	7,120	191
	Computer Programs & Systems Inc.	4,532	187
*	Raptor Pharmaceutical Corp.	32,716	181
*	Epizyme Inc.	16,273	180
*,^ Adeptus Health Inc. Class A		2,508	179
*	Synergy Pharmaceuticals Inc.	48,613	178
*	Coherus Biosciences Inc.	9,551	178
*	Geron Corp.	59,898	177
*	Arena Pharmaceuticals Inc.	97,578	177
*,^ Immunomedics Inc.		36,367	176
*	Rockwell Medical Inc.	18,287	175
*	Array BioPharma Inc.	46,489	175
*	ANI Pharmaceuticals Inc.	3,220	174
*	Accuray Inc.	31,689	173
*	XenoPort Inc.	24,070	171
*	CorVel Corp.	3,489	168
*	Celldex Therapeutics Inc.	36,524	167
*	Omeros Corp.	14,210	166
*	Eagle Pharmaceuticals Inc.	3,490	166
*	Xencor Inc.	11,506	163
*	Enanta Pharmaceuticals Inc.	6,420	157
	Landauer Inc.	3,911	155
*	Revance Therapeutics Inc.	7,384	151
*	Corcept Therapeutics Inc.	25,396	151
*	Aerie Pharmaceuticals Inc.	8,297	148
*,^ Insys Therapeutics Inc.		9,392	147
*	Albany Molecular Research Inc.	10,039	146
*	Vanda Pharmaceuticals Inc.	13,684	142
*	Press Ganey Holdings Inc.	4,181	142
*	Progenics Pharmaceuticals Inc.	28,229	142
*	Amphastar Pharmaceuticals Inc.	8,631	136
*,^ Galena Biopharma Inc.		74,207	134
	Phibro Animal Health Corp. Class A	6,998	133
*	GenMark Diagnostics Inc.	17,306	130
*	Accelerate Diagnostics Inc.	10,049	128
*	AtriCure Inc.	8,621	125
*	Atara Biotherapeutics Inc.	6,854	124
*	Sucampo Pharmaceuticals Inc. Class A	10,115	119
*	Sagent Pharmaceuticals Inc.	9,052	117
*	TG Therapeutics Inc.	15,196	114
*	Fluidigm Corp.	11,443	113

*,^ Advaxis Inc.		12,087	112
*	Cross Country Healthcare Inc.	8,192	112
*	PTC Therapeutics Inc.	13,614	111
*	Otonomy Inc.	7,507	110
*	Lion Biotechnologies Inc.	18,497	109
*,^ Organovo Holdings Inc.		36,491	107
*,^ MannKind Corp.		111,346	106
*	Infinity Pharmaceuticals Inc.	19,948	106
*	Civitas Solutions Inc.	4,815	105
*	OncoMed Pharmaceuticals Inc.	6,975	103
*	Agenus Inc.	24,417	103
	Teligent Inc.	17,046	102
	Zogenix Inc.	10,085	102
	Utah Medical Products Inc.	1,522	100
*	Medicines Co.	2,623	99
*,^ NewLink Genetics Corp.		8,312	97
*	Flexion Therapeutics Inc.	5,553	97
*	Lexicon Pharmaceuticals Inc.	6,665	95
^	Seres Therapeutics Inc.	3,075	94
*	Trevena Inc.	12,667	93
*	La Jolla Pharmaceutical Co.	5,627	91
*	Chimerix Inc.	18,481	91
	Editas Medicine Inc.	2,435	90
*	Foundation Medicine Inc.	4,778	90
*	Mirati Therapeutics Inc.	4,962	90
*	Esperion Therapeutics Inc.	5,206	89
*	Intersect ENT Inc.	6,713	88
*	Karyopharm Therapeutics Inc.	9,150	88
*	K2M Group Holdings Inc.	6,978	87
*	InVivo Therapeutics Holdings Corp.	12,808	87
	Aralez Pharmaceuticals Inc.	21,248	85
*	STAAR Surgical Co.	15,486	84
*	Heska Corp.	2,300	83
	Arrowhead Pharmaceuticals Inc.	13,415	82
	Penumbra Inc.	1,547	82
*	Concert Pharmaceuticals Inc.	6,113	81
*	Ardelyx Inc.	8,758	80
*	BioCryst Pharmaceuticals Inc.	23,476	80
*	Paratek Pharmaceuticals Inc.	4,898	79
*	Sorrento Therapeutics Inc.	11,368	79
*	CytRx Corp.	25,984	78
*	Curis Inc.	44,084	77
*	Aratana Therapeutics Inc.	10,606	76
*	BioSpecifics Technologies Corp.	1,990	75
*	NanoString Technologies Inc.	5,422	74
*	Quidel Corp.	4,419	73
*	RTI Surgical Inc.	19,392	73
*	RadNet Inc.	13,824	72
	Avexis Inc.	1,663	71
*	Blueprint Medicines Corp.	3,761	71
*	Rigel Pharmaceuticals Inc.	27,674	71
*	Dermira Inc.	2,245	71
*	Ocular Therapeutix Inc.	5,918	71
*,^ AAC Holdings Inc.		3,273	70
*	Vital Therapies Inc.	8,623	70
*,^ OvaScience Inc.		9,428	70
*	Regulus Therapeutics Inc.	11,316	69

*	Vitae Pharmaceuticals Inc.	6,896	69
*	Oxford Immunotec Global plc	7,707	68
	Foamix Pharmaceuticals Ltd.	9,242	67
	Axovant Sciences Ltd.	5,095	67
*,^ BioTime Inc.		23,294	67
*	Tetraphase Pharmaceuticals Inc.	14,310	64
*,^ Trovagene Inc.		12,055	64
	Aimmune Therapeutics Inc.	4,112	63
*	ChemoCentryx Inc.	11,651	63
*	Applied Genetic Technologies Corp.	3,638	63
*	Antares Pharma Inc.	63,366	61
	Global Blood Therapeutics Inc.	2,566	61
*	Durect Corp.	52,304	61
*	Cytokinetics Inc.	7,328	60
*	Anthera Pharmaceuticals Inc.	16,150	59
*	Castlight Health Inc. Class B	14,088	59
*,^ Cellular Biomedicine Group Inc.		3,955	58
	Glaukos Corp.	2,366	58
*	Immune Design Corp.	4,474	56
*	VIVUS Inc.	42,981	55
*	Spectrum Pharmaceuticals Inc.	7,035	53
	Natera Inc.	3,774	52
	Surgery Partners Inc.	3,767	52
*	Cara Therapeutics Inc.	7,853	51
*	Collegium Pharmaceutical Inc.	3,005	50
*	Idera Pharmaceuticals Inc.	31,336	50
	National Research Corp. Class A	3,598	49
*	Sequenom Inc.	48,088	49
*	Zafgen Inc.	6,932	49
*	Medgenics Inc.	8,577	49
*	Imprivata Inc.	3,526	48
*	Tandem Diabetes Care Inc.	7,264	48
*	Pfenex Inc.	6,689	47
*	Ignyta Inc.	6,639	45
*	Oncothyreon Inc.	38,800	45
	Aclaris Therapeutics Inc.	2,175	43
*	Agile Therapeutics Inc.	5,358	43
*	Genocea Biosciences Inc.	9,069	43
*,^ BioDelivery Sciences International Inc.		18,557	42
*,^ Aduro Biotech Inc.		3,366	41
*,^ CorMedix Inc.		14,535	41
*	CTI BioPharma Corp.	91,186	41
*,^ Navidea Biopharmaceuticals Inc.		47,246	39
*	Bellicum Pharmaceuticals Inc.	3,176	37
*	Peregrine Pharmaceuticals Inc.	84,430	36
*	T2 Biosystems Inc.	4,103	35
	Analogic Corp.	429	35
*	Cutera Inc.	3,348	35
	Adverum Biotechnologies Inc.	7,600	34
*	Nobilis Health Corp.	12,506	34
^	Osiris Therapeutics Inc.	6,674	33
	Teladoc Inc.	2,813	32
*	Entellus Medical Inc.	1,752	31
	REGENXBIO Inc.	2,482	31
	Novocure Ltd.	2,722	30
*	Assembly Biosciences Inc.	5,154	29
	CytomX Therapeutics Inc.	2,632	28

*	Veracyte Inc.	5,165	28
	Voyager Therapeutics Inc.	1,966	27
	MyoKardia Inc.	2,152	27
*	Flex Pharma Inc.	2,082	26
*	Invitae Corp.	2,814	26
*	XBiotech Inc.	1,634	25
	ConforMIS Inc.	3,327	25
*	Luminex Corp.	1,195	25
	LeMaitre Vascular Inc.	1,745	24
	Edge Therapeutics Inc.	2,890	24
	Neos Therapeutics Inc.	2,237	23
*	Fibrocell Science Inc.	10,007	23
*	Cidara Therapeutics Inc.	1,878	22
*	Dicerna Pharmaceuticals Inc.	5,787	22
*	SurModics Inc.	948	21
	Affimed NV	5,857	21
*	iRadimed Corp.	1,076	20
*,^ Sientra Inc.		3,417	20
*	XOMA Corp.	29,017	20
*	Catalyst Pharmaceuticals Inc.	30,794	19
*	Proteon Therapeutics Inc.	2,967	19
*,^ Alimera Sciences Inc.		11,647	18
*,^ Second Sight Medical Products Inc.		4,594	18
*	Aegerion Pharmaceuticals Inc.	10,045	18
	NantKwest Inc.	2,289	17
*	Corium International Inc.	4,095	17
*,^ Orexigen Therapeutics Inc.		41,471	17
^	Unilife Corp.	4,682	17
*	OraSure Technologies Inc.	2,083	16
*,^ Northwest Biotherapeutics Inc.		20,748	16
	SeaSpine Holdings Corp.	1,577	16
	Dimension Therapeutics Inc.	1,938	15
	vTv Therapeutics Inc. Class A	2,418	14
*,^ Asterias Biotherapeutics Inc.		4,589	14
*	Synta Pharmaceuticals Corp.	40,077	14
	Abeona Therapeutics Inc.	4,710	14
*	LHC Group Inc.	325	14
*	Genesis Healthcare Inc.	6,901	13
	Catabasis Pharmaceuticals Inc.	1,779	12
	Zynerba Pharmaceuticals Inc.	1,318	12
*	Threshold Pharmaceuticals Inc.	23,109	11
*,^ Tokai Pharmaceuticals Inc.		1,349	10
	Nivalis Therapeutics Inc.	1,946	10
	Corindus Vascular Robotics Inc.	8,653	10
	EndoChoice Holdings Inc.	2,212	10
	Invuity Inc.	1,533	10
*	Tobira Therapeutics Inc.	1,016	9
*	Stemline Therapeutics Inc.	1,101	9
	Lantheus Holdings Inc.	4,296	8
	Chiasma Inc.	2,512	8
*	aTyr Pharma Inc.	2,388	8
*	Versartis Inc.	848	8
*,^ Pernix Therapeutics Holdings Inc.		16,689	7
*	Carbylan Therapeutics Inc.	5,373	6
*	Alliance HealthCare Services Inc.	797	6
*	Addus HomeCare Corp.	260	5
	Oncocyte Corp.	1,070	5

* TransEnterix Inc.	1,636	3
* Verastem Inc.	1,047	2
Asterias Biotherapeutics Inc. Warrants Exp. 09/30/2016	1,039	1
		82,546
Materials & Processing (8.1%)
PolyOne Corp.	34,033	1,275
* Berry Plastics Group Inc.	28,769	1,127
Belden Inc.	17,272	1,117
* Louisiana-Pacific Corp.	53,132	971
HB Fuller Co.	20,441	933
* Rexnord Corp.	41,278	856
* Masonite International Corp.	12,239	855
Sensient Technologies Corp.	12,221	834
Minerals Technologies Inc.	13,225	762
Balchem Corp.	12,605	756
US Silica Holdings Inc.	25,627	731
* Chemtura Corp.	27,118	723
Mueller Water Products Inc. Class A	64,960	715
* RBC Bearings Inc.	9,448	708
Olin Corp.	29,598	681
* Headwaters Inc.	29,823	566
* Trex Co. Inc.	12,064	545
Apogee Enterprises Inc.	11,808	534
KapStone Paper and Packaging Corp.	34,441	525
Mueller Industries Inc.	15,574	484
AAON Inc.	16,577	455
Comfort Systems USA Inc.	14,202	454
Interface Inc. Class A	26,778	454
* Clearwater Paper Corp.	7,183	450
* Ferro Corp.	28,123	389
* US Concrete Inc.	5,906	379
Cabot Microelectronics Corp.	8,476	366
Quaker Chemical Corp.	3,839	332
Advanced Drainage Systems Inc.	13,602	331
* Summit Materials Inc. Class A	14,250	310
* Boise Cascade Co.	13,423	308
BMC Stock Holdings Inc.	15,246	299
Deltic Timber Corp.	4,468	288
* Patrick Industries Inc.	5,191	277
* Continental Building Products Inc.	12,098	277
A Schulman Inc.	10,636	269
* Installed Building Products Inc.	7,993	267
Neenah Paper Inc.	3,714	258
Ferroglobe plc	26,443	241
* Builders FirstSource Inc.	20,382	240
Aceto Corp.	10,302	230
* Trinseo SA	4,649	219
Stepan Co.	3,793	219
* Beacon Roofing Supply Inc.	4,927	213
Global Brass & Copper Holdings Inc.	7,757	212
* Koppers Holdings Inc.	8,322	211
* PGT Inc.	19,156	205
Kaiser Aluminum Corp.	2,315	198
* Nortek Inc.	3,908	193
Insteel Industries Inc.	6,794	188
NN Inc.	10,905	182
* NCI Building Systems Inc.	11,040	178

	Worthington Industries Inc.	4,482	167
*	Stillwater Mining Co.	15,817	160
	Univar Inc.	7,955	148
	Chase Corp.	2,486	146
	Calgon Carbon Corp.	9,768	145
	Myers Industries Inc.	9,983	143
*	Ply Gem Holdings Inc.	8,596	129
	Culp Inc.	4,129	113
	AEP Industries Inc.	1,571	94
	KMG Chemicals Inc.	3,901	84
	Multi Packaging Solutions International Ltd.	5,031	80
*	OMNOVA Solutions Inc.	11,380	78
	Schweitzer-Mauduit International Inc.	2,178	75
	Simpson Manufacturing Co. Inc.	1,433	57
	Griffon Corp.	3,194	54
*	Senomyx Inc.	18,006	51
	Omega Flex Inc.	1,221	42
*	LSB Industries Inc.	3,006	40
*	Core Molding Technologies Inc.	2,966	37
*,^ Uranium Energy Corp.		44,828	35
	Tredegar Corp.	2,091	34
*	Lawson Products Inc.	1,579	30
	Hawkins Inc.	737	29
^	Energy Fuels Inc.	12,922	29
*	Landec Corp.	2,207	26
	Rentech Inc.	8,847	22
	Quanex Building Products Corp.	1,075	21
*	American Vanguard Corp.	1,505	20
	Olympic Steel Inc.	724	17
	Haynes International Inc.	366	11
*	Unifi Inc.	360	9
	Valhi Inc.	4,397	9
*	Ryerson Holding Corp.	524	7
*	Century Aluminum Co.	1,052	7
*	Handy & Harman Ltd.	234	6
	United States Lime & Minerals Inc.	59	3
			26,948
Other (0.1%)[2]
	Dyax Corp CVR Exp. 12/31/2019	73,258	81
	Red Rock Resorts Inc. Class A	1,420	29
	US Foods Holding Corp.	960	24
	Cotiviti Holdings Inc.	720	13
	American Renal Associates Holdings Inc.	440	12
*	Leap Wireless International Inc. CVR	4,106	11
	Acacia Communications Inc.	233	9
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	27,975	3
	Reata Pharmaceuticals Inc. Class A	216	3
*	Cubist Pharmaceuticals, Inc. CVR	13,027	2
*	Omthera Pharmaceuticals Inc. CVR	2,001	1
*	Durata Therapeutics Inc. CVR Exp. 12/31/2018	534	1
*	Clinical Data CVR	367	—
			189
Producer Durables (12.7%)
	MAXIMUS Inc.	26,715	1,540
	CLARCOR Inc.	19,156	1,136
	Healthcare Services Group Inc.	28,949	1,129

* Dycom Industries Inc.	12,692	1,077
* Generac Holdings Inc.	28,003	1,062
Woodward Inc.	17,322	986
Littelfuse Inc.	7,903	905
HEICO Corp. Class A	16,183	893
CEB Inc.	13,566	865
* Electronics For Imaging Inc.	19,021	834
HNI Corp.	17,964	828
* WageWorks Inc.	14,488	812
Hillenbrand Inc.	25,536	797
* On Assignment Inc.	20,995	791
* Hawaiian Holdings Inc.	19,335	782
Herman Miller Inc.	24,215	767
Allegiant Travel Co. Class A	5,438	756
Deluxe Corp.	11,051	720
John Bean Technologies Corp.	11,811	717
* XPO Logistics Inc.	23,799	696
Knight Transportation Inc.	25,267	660
* ExlService Holdings Inc.	12,477	646
* Proto Labs Inc.	9,419	620
AZZ Inc.	10,433	616
Franklin Electric Co. Inc.	17,879	597
Brink's Co.	19,640	572
Forward Air Corp.	12,541	570
* Advisory Board Co.	17,160	563
Exponent Inc.	9,997	539
Steelcase Inc. Class A	33,684	538
Matson Inc.	16,108	537
* Swift Transportation Co.	33,839	527
HEICO Corp.	7,774	517
* Hub Group Inc. Class A	12,664	507
Knoll Inc.	19,766	491
* TASER International Inc.	21,645	484
Insperity Inc.	6,536	470
* Virgin America Inc.	8,347	467
G&K Services Inc. Class A	5,875	440
Badger Meter Inc.	5,866	440
US Ecology Inc.	8,755	397
* Wabash National Corp.	27,453	389
MSA Safety Inc.	7,607	383
Tennant Co.	6,955	373
* Teledyne Technologies Inc.	3,668	360
Heartland Express Inc.	19,395	358
* Team Inc.	11,741	356
* Advanced Energy Industries Inc.	8,960	342
* TrueBlue Inc.	17,043	338
Standex International Corp.	3,787	328
Korn/Ferry International	11,194	323
Multi-Color Corp.	5,109	319
* TriNet Group Inc.	15,343	309
Greenbrier Cos. Inc.	10,681	307
* Astronics Corp.	7,660	295
EnerSys	4,851	292
Applied Industrial Technologies Inc.	6,449	291
MTS Systems Corp.	6,033	288
EnPro Industries Inc.	5,521	279
^ Lindsay Corp.	3,854	275

*	Echo Global Logistics Inc.	11,987	272
	Sun Hydraulics Corp.	9,186	269
*	Saia Inc.	10,211	266
	Encore Wire Corp.	6,531	255
	General Cable Corp.	18,217	249
	H&E Equipment Services Inc.	12,527	241
*	Paylocity Holding Corp.	6,308	232
	Primoris Services Corp.	10,760	232
	Altra Industrial Motion Corp.	8,493	230
	Harsco Corp.	32,717	215
*	Aerojet Rocketdyne Holdings Inc.	11,799	203
	Kforce Inc.	9,374	175
	Argan Inc.	4,628	161
	Forrester Research Inc.	4,108	151
	Hackett Group Inc.	9,735	142
*	SP Plus Corp.	6,364	142
*	GP Strategies Corp.	5,317	128
	Mesa Laboratories Inc.	1,183	117
*	OSI Systems Inc.	2,078	111
	Park-Ohio Holdings Corp.	3,496	107
	Barrett Business Services Inc.	2,825	106
	Werner Enterprises Inc.	4,197	104
*	Vectrus Inc.	4,013	102
	TeleTech Holdings Inc.	3,573	98
*	Covenant Transportation Group Inc. Class A	4,523	96
*	Mistras Group Inc.	3,814	95
*	Lydall Inc.	2,322	88
	Curtiss-Wright Corp.	994	83
*,^ Plug Power Inc.		41,514	80
	Celadon Group Inc.	7,666	76
*	Moog Inc. Class A	1,356	73
*	NV5 Global Inc.	2,622	71
	Hyster-Yale Materials Handling Inc.	1,114	68
	Albany International Corp.	1,604	63
	Mobile Mini Inc.	1,807	62
*	Huron Consulting Group Inc.	1,057	62
*	Vicor Corp.	5,951	60
*	FTI Consulting Inc.	1,434	60
	ArcBest Corp.	3,462	60
	Allied Motion Technologies Inc.	2,616	60
	Kimball International Inc. Class B	5,029	59
*	FARO Technologies Inc.	1,644	58
*	PFSweb Inc.	4,629	58
	Gorman-Rupp Co.	1,841	57
*	InnerWorkings Inc.	6,182	53
*	ServiceSource International Inc.	14,240	53
	Douglas Dynamics Inc.	2,268	49
*	Astronics Corp. Class B	1,251	48
*	Commercial Vehicle Group Inc.	12,693	47
	Resources Connection Inc.	2,934	46
*	DHI Group Inc.	5,969	42
*	Radiant Logistics Inc.	12,481	41
	Milacron Holdings Corp.	2,342	38
	American Railcar Industries Inc.	954	38
*	Roadrunner Transportation Systems Inc.	4,604	37
	FreightCar America Inc.	2,546	37
	Kaman Corp.	852	36

	Raven Industries Inc.	1,768	36
	Kadant Inc.	695	35
*	Thermon Group Holdings Inc.	1,681	34
*	Power Solutions International Inc.	1,787	29
	Universal Logistics Holdings Inc.	1,963	28
*	USA Truck Inc.	1,414	28
*	HC2 Holdings Inc.	6,206	28
*	Xerium Technologies Inc.	4,215	27
*	RPX Corp.	2,638	26
*	PAM Transportation Services Inc.	1,183	24
*,^ Patriot National Inc.		3,197	24
*	Blue Bird Corp.	2,139	23
*	YRC Worldwide Inc.	2,457	23
	Marten Transport Ltd.	1,108	22
*	Accuride Corp.	13,558	21
*	DXP Enterprises Inc.	1,451	20
*	TriMas Corp.	1,175	20
	CECO Environmental Corp.	2,216	18
*	Casella Waste Systems Inc. Class A	2,435	17
*	Volt Information Sciences Inc.	2,544	16
*	Neff Corp. Class A	1,688	16
*	Navistar International Corp.	1,355	15
*	Great Lakes Dredge & Dock Corp.	1,992	9
	Titan International Inc.	1,286	8
	Heidrick & Struggles International Inc.	434	8
	Miller Industries Inc.	370	8
*	PHI Inc.	399	7
*	Heritage-Crystal Clean Inc.	311	4
	Gener8 Maritime Inc.	264	2
			42,334
Technology (19.7%)
*	Tyler Technologies Inc.	13,651	2,093
*	Manhattan Associates Inc.	29,914	1,972
	FEI Co.	16,849	1,810
*	Guidewire Software Inc.	28,446	1,670
*	EPAM Systems Inc.	19,828	1,517
*	Microsemi Corp.	40,471	1,369
*	Aspen Technology Inc.	34,615	1,320
*	Integrated Device Technology Inc.	54,820	1,280
	Blackbaud Inc.	18,982	1,190
*	Cavium Inc.	22,396	1,114
*	Universal Display Corp.	16,304	1,095
	Monolithic Power Systems Inc.	16,007	1,094
*	Qlik Technologies Inc.	36,985	1,061
	Science Applications International Corp.	18,646	1,018
*	ViaSat Inc.	14,721	1,016
*	Synaptics Inc.	14,917	1,012
*	Ellie Mae Inc.	11,907	1,009
*	Proofpoint Inc.	16,804	985
*	ACI Worldwide Inc.	47,279	977
*	Cirrus Logic Inc.	25,688	925
*	Cornerstone OnDemand Inc.	21,881	875
*	Ciena Corp.	50,001	873
*	CommVault Systems Inc.	18,350	831
*,^ GrubHub Inc.		30,523	781
*	Verint Systems Inc.	23,508	776
	InterDigital Inc.	13,062	762

*	Infinera Corp.	53,990	708
*	MicroStrategy Inc. Class A	3,762	702
*	Take-Two Interactive Software Inc.	17,721	690
	Diebold Inc.	26,190	677
*	Demandware Inc.	13,562	651
*	comScore Inc.	19,802	641
*	Fleetmatics Group plc	15,479	633
*	LogMeIn Inc.	9,945	609
*	Silicon Laboratories Inc.	12,225	608
	Plantronics Inc.	13,455	599
*	Syntel Inc.	12,682	584
*	Rambus Inc.	46,696	565
	CSG Systems International Inc.	13,230	562
*	Zendesk Inc.	22,879	560
*	Synchronoss Technologies Inc.	15,699	554
*	Cray Inc.	16,500	550
*	Envestnet Inc.	15,671	530
	NIC Inc.	26,490	526
*	Ambarella Inc.	12,686	524
*	Marketo Inc.	14,827	522
*	Advanced Micro Devices Inc.	113,339	518
*	Paycom Software Inc.	12,755	516
*	BroadSoft Inc.	11,801	515
*	Inphi Corp.	16,353	510
*	Luxoft Holding Inc. Class A	7,432	483
*	Entegris Inc.	33,179	473
*	NetScout Systems Inc.	19,382	470
*	RealPage Inc.	21,372	465
^	Ebix Inc.	10,238	463
*	MaxLinear Inc.	22,209	460
	Methode Electronics Inc.	15,516	458
*	Infoblox Inc.	24,239	456
*,^ Ubiquiti Networks Inc.		10,951	437
*	Imperva Inc.	11,368	434
*	RingCentral Inc. Class A	21,724	429
*	Virtusa Corp.	11,998	423
*	Callidus Software Inc.	22,328	414
	Power Integrations Inc.	7,931	396
	Tessera Technologies Inc.	12,166	393
*	Super Micro Computer Inc.	14,950	392
	Monotype Imaging Holdings Inc.	16,243	388
*	HubSpot Inc.	8,048	384
	Pegasystems Inc.	14,503	382
*	SPS Commerce Inc.	6,687	364
*	Gigamon Inc.	11,659	363
*	Bottomline Technologies de Inc.	14,077	353
*	M/A-COM Technology Solutions Holdings Inc.	9,533	343
*	Cvent Inc.	9,435	338
*	AVG Technologies NV	16,540	318
*	Qualys Inc.	10,039	313
*	Web.com Group Inc.	17,717	301
*	Interactive Intelligence Group Inc.	6,952	287
	EarthLink Holdings Corp.	41,788	274
*	Globant SA	6,219	250
*	Endurance International Group Holdings Inc.	25,177	237
	Xura Inc.	9,256	230
*	Ixia	22,191	225

*	Plexus Corp.	5,101	224
*	CalAmp Corp.	14,665	220
*	Semtech Corp.	9,011	212
*	Wix.com Ltd.	7,568	209
*	Textura Corp.	8,005	208
*	Q2 Holdings Inc.	8,320	208
*	Perficient Inc.	9,635	202
*	Loral Space & Communications Inc.	5,257	202
*	Nimble Storage Inc.	22,181	198
*	VASCO Data Security International Inc.	11,787	195
*	InvenSense Inc.	31,374	194
*	GTT Communications Inc.	9,915	186
*	Silver Spring Networks Inc.	13,785	180
*	DTS Inc.	6,353	164
*	LivePerson Inc.	23,141	162
*	Rogers Corp.	2,383	158
*	NeuStar Inc. Class A	6,599	155
*	Rubicon Project Inc.	10,397	152
*	TrueCar Inc.	19,882	151
*	PDF Solutions Inc.	9,977	147
*	PROS Holdings Inc.	9,717	136
*	Global Eagle Entertainment Inc.	18,582	135
*	Tangoe Inc.	15,900	127
*	Benefitfocus Inc.	3,136	115
*	SciQuest Inc.	6,373	112
*	Lionbridge Technologies Inc.	25,564	111
*	Unisys Corp.	13,004	110
*	CEVA Inc.	4,027	109
*	OPOWER Inc.	10,405	107
*	ChannelAdvisor Corp.	8,611	107
*	Model N Inc.	8,390	103
*	Five9 Inc.	9,642	98
*	Alliance Fiber Optic Products Inc.	5,202	96
*,^ VirnetX Holding Corp.		19,337	94
*	Varonis Systems Inc.	3,860	94
*	Zix Corp.	22,871	92
	Sapiens International Corp. NV	7,541	92
*	Cascade Microtech Inc.	4,424	91
*	A10 Networks Inc.	13,631	88
	Pure Storage Inc. Class A	7,356	87
	pdvWireless Inc.	3,560	86
*	Clearfield Inc.	4,609	83
*,^ Digimarc Corp.		3,017	83
*	Brightcove Inc.	12,380	83
*	Coherent Inc.	857	81
*	iRobot Corp.	2,068	80
*	Vocera Communications Inc.	6,725	78
*	FormFactor Inc.	10,772	77
	Epiq Systems Inc.	4,998	76
*	Silicon Graphics International Corp.	13,927	73
*	Jive Software Inc.	18,965	72
*	Immersion Corp.	11,153	71
*	ARC Document Solutions Inc.	16,720	71
*	New Relic Inc.	2,321	70
*	Lattice Semiconductor Corp.	11,883	69
*	Intralinks Holdings Inc.	8,816	69
*	Carbonite Inc.	7,396	68

*	Box Inc.	5,322	67
	Evolent Health Inc. Class A	4,230	65
*	Xcerra Corp.	9,844	64
*	Aerohive Networks Inc.	9,906	62
*	Glu Mobile Inc.	25,700	61
*	Applied Micro Circuits Corp.	8,994	59
*	Applied Optoelectronics Inc.	5,545	59
*	Barracuda Networks Inc.	3,384	58
*	Everyday Health Inc.	8,299	56
*	MobileIron Inc.	16,689	55
	Alarm.com Holdings Inc.	2,578	55
	Reis Inc.	2,266	53
	NVE Corp.	909	51
*	Avid Technology Inc.	8,412	50
*	Internap Corp.	21,739	47
*	KVH Industries Inc.	5,281	45
*	Guidance Software Inc.	8,039	45
*	Bazaarvoice Inc.	11,757	44
*	Sparton Corp.	2,240	43
*	Rofin-Sinar Technologies Inc.	1,295	41
*	Hortonworks Inc.	3,539	41
*	Workiva Inc.	2,815	39
*	ShoreTel Inc.	5,830	38
*	Amber Road Inc.	6,402	38
*	Park City Group Inc.	3,808	35
	Rapid7 Inc.	2,371	30
	MINDBODY Inc. Class A	2,117	28
*	Rudolph Technologies Inc.	1,851	27
	Daktronics Inc.	3,151	25
*	Apigee Corp.	2,220	24
	Xactly Corp.	2,394	24
	Appfolio Inc.	1,682	24
*	Travelzoo Inc.	2,771	22
*	Digital Turbine Inc.	19,968	21
*,^ Violin Memory Inc.		34,828	20
	QAD Inc. Class A	1,027	19
*	TechTarget Inc.	2,398	19
*	Novatel Wireless Inc.	13,279	19
	American Software Inc. Class A	1,930	19
*	Exar Corp.	2,455	17
*	ePlus Inc.	164	14
*	Harmonic Inc.	4,402	13
*	Extreme Networks Inc.	3,258	12
	MaxPoint Interactive Inc.	920	10
*	RetailMeNot Inc.	1,018	7
*	Connecture Inc.	2,640	4
*	Datalink Corp.	445	4
*	Marin Software Inc.	1,090	3
			65,672
Utilities (1.5%)
	j2 Global Inc.	19,545	1,309
	Cogent Communications Holdings Inc.	18,591	740
	Shenandoah Telecommunications Co.	16,822	538
	Consolidated Communications Holdings Inc.	13,319	327
*	inContact Inc.	22,620	314
^	Windstream Holdings Inc.	36,740	308
	Ormat Technologies Inc.	6,269	274

* Gogo Inc.			22,716	255
* General Communication Inc. Class A			13,409	209
* 8x8 Inc.			12,706	162
* Straight Path Communications Inc. Class B			3,816	122
* FairPoint Communications Inc.			8,507	115
* Lumos Networks Corp.			7,807	101
Inteliquent Inc.			5,585	93
West Corp.			2,892	61
* Boingo Wireless Inc.			7,805	58
American States Water Co.			1,290	51
* Vonage Holdings Corp.			7,401	34
Spark Energy Inc. Class A			1,123	34
IDT Corp. Class B			940	14
York Water Co.			492	13
* Intelsat SA			3,116	10
Genie Energy Ltd. Class B			1,167	9
				5,151
Total Common Stocks (Cost $367,047)				331,927
	Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
[3,4] Vanguard Market Liquidity Fund	0.523%		6,275,162	6,275

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.582%	7/8/16	200	200
Total Temporary Cash Investments (Cost $6,475)				6,475
Total Investments (101.6%) (Cost $373,522)				338,402
Other Assets and Liabilities-Net (-1.6%)[4]				(5,263)
Net Assets (100%)				333,139

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,735,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $5,989,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Russell 2000 Growth Index Fund

fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	331,829	—	98
Temporary Cash Investments	6,275	200	—
Futures Contracts—Assets[1]	2	—	—
Total	338,106	200	98
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Russell 2000 Growth Index Fund

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	7	807	18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $373,522,000. Net unrealized depreciation of investment securities for tax purposes was $35,120,000, consisting of unrealized gains of $28,740,000 on securities that had risen in value since their purchase and $63,860,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.4%)
* Amazon.com Inc.	17,214	12,442
Home Depot Inc.	58,547	7,735
Walt Disney Co.	76,476	7,588
Comcast Corp. Class A	112,863	7,144
Wal-Mart Stores Inc.	71,194	5,039
McDonald's Corp.	39,803	4,858
Starbucks Corp.	67,630	3,712
NIKE Inc. Class B	61,122	3,375
Lowe's Cos. Inc.	40,449	3,241
* Priceline Group Inc.	2,337	2,955
Costco Wholesale Corp.	19,831	2,950
Time Warner Inc.	37,166	2,812
Ford Motor Co.	175,981	2,374
TJX Cos. Inc.	30,666	2,334
General Motors Co.	72,440	2,266
Charter Communications Inc. Class A	9,287	2,033
* Netflix Inc.	19,127	1,962
Target Corp.	27,042	1,860
Yum! Brands Inc.	18,422	1,512
Twenty-First Century Fox Inc. Class A	50,455	1,457
Johnson Controls Inc.	29,515	1,303
* eBay Inc.	51,501	1,260
* O'Reilly Automotive Inc.	4,552	1,204
Dollar General Corp.	12,912	1,161
CBS Corp. Class B	20,713	1,143
* Tesla Motors Inc.	5,024	1,122
* AutoZone Inc.	1,408	1,073
Ross Stores Inc.	18,651	996
Newell Brands Inc.	20,311	969
VF Corp.	15,234	949
* Dollar Tree Inc.	10,398	941
Omnicom Group Inc.	11,012	918
Nielsen Holdings plc	16,589	886
Estee Lauder Cos. Inc. Class A	9,455	868
Carnival Corp.	17,871	853
Delphi Automotive plc	12,312	837
L Brands Inc.	11,153	765
Las Vegas Sands Corp.	16,115	745
Viacom Inc. Class B	15,622	693
* Ulta Salon Cosmetics & Fragrance Inc.	2,896	675
Genuine Parts Co.	6,860	665
Twenty-First Century Fox Inc.	21,797	637
Whirlpool Corp.	3,466	605
* Chipotle Mexican Grill Inc. Class A	1,368	605
Expedia Inc.	5,329	593
Royal Caribbean Cruises Ltd.	7,580	587
Marriott International Inc. Class A	8,849	584
Tractor Supply Co.	6,015	578
* Liberty Interactive Corp. QVC Group Class A	20,930	565

	Starwood Hotels & Resorts Worldwide Inc.	7,532	553
*	Mohawk Industries Inc.	2,723	536
	Advance Auto Parts Inc.	3,226	496
	Hanesbrands Inc.	18,104	490
	Coach Inc.	12,180	480
*	DISH Network Corp. Class A	9,592	479
	Hilton Worldwide Holdings Inc.	22,897	476
	Mattel Inc.	14,914	475
*	CarMax Inc.	8,822	473
	Macy's Inc.	14,169	471
*	MGM Resorts International	20,073	459
*	LKQ Corp.	13,711	453
	DR Horton Inc.	14,796	452
	Hasbro Inc.	5,021	438
	Interpublic Group of Cos. Inc.	18,202	435
	Fortune Brands Home & Security Inc.	7,186	422
	Harley-Davidson Inc.	8,648	401
*	Sirius XM Holdings Inc.	96,461	388
	Best Buy Co. Inc.	12,039	387
	Lear Corp.	3,238	385
	Darden Restaurants Inc.	5,432	368
	Signet Jewelers Ltd.	3,626	359
*	Michael Kors Holdings Ltd.	8,296	354
	Foot Locker Inc.	6,316	353
*	TripAdvisor Inc.	5,056	342
	Lennar Corp. Class A	7,477	341
	Goodyear Tire & Rubber Co.	12,165	340
	Wynn Resorts Ltd.	3,497	336
	PVH Corp.	3,558	334
	BorgWarner Inc.	9,772	333
*	Bed Bath & Beyond Inc.	7,368	330
*	NVR Inc.	190	329
	Wyndham Worldwide Corp.	4,882	329
*	lululemon athletica Inc.	4,814	313
*	Discovery Communications Inc.	11,412	306
*,^ Under Armour Inc. Class A		8,052	304
	Cablevision Systems Corp. Class A	8,704	302
	Tiffany & Co.	4,855	301
	Leggett & Platt Inc.	5,944	299
	Kohl's Corp.	8,097	292
	PulteGroup Inc.	15,524	291
	Domino's Pizza Inc.	2,399	290
	Under Armour Inc.	8,052	282
	Aramark	8,367	279
*	Norwegian Cruise Line Holdings Ltd.	5,934	275
	Liberty SiriusXM Group Class C	8,508	268
	News Corp. Class A	21,791	261
	Scripps Networks Interactive Inc. Class A	4,040	260
	KAR Auction Services Inc.	6,329	260
*	WABCO Holdings Inc.	2,370	256
	Ralph Lauren Corp. Class A	2,697	254
	Staples Inc.	28,001	246
	Service Corp. International	8,982	246
	Polaris Industries Inc.	2,843	242
	Carter's Inc.	2,373	239
	Harman International Industries Inc.	3,002	235
*	Liberty Ventures Class A	6,237	233

TEGNA Inc.	10,058	231
* Toll Brothers Inc.	7,682	224
Lamar Advertising Co. Class A	3,374	219
Nordstrom Inc.	5,777	219
H&R Block Inc.	10,269	219
* Panera Bread Co. Class A	974	213
Williams-Sonoma Inc.	4,007	213
Garmin Ltd.	4,925	209
Gentex Corp.	12,318	204
Vail Resorts Inc.	1,501	197
* Burlington Stores Inc.	3,104	187
Gap Inc.	10,252	184
Brunswick Corp.	3,852	184
* Discovery Communications Inc. Class A	6,490	181
Cinemark Holdings Inc.	4,958	179
* Skechers U.S.A. Inc. Class A	5,662	176
Six Flags Entertainment Corp.	3,039	175
* Sally Beauty Holdings Inc.	6,024	173
Dunkin' Brands Group Inc.	3,996	173
Pool Corp.	1,859	170
* ServiceMaster Global Holdings Inc.	4,319	165
* Hertz Global Holdings Inc.	16,944	164
Dick's Sporting Goods Inc.	3,824	164
* Tempur Sealy International Inc.	2,780	162
* Liberty Broadband Corp.	2,792	161
* AMC Networks Inc. Class A	2,521	161
* AutoNation Inc.	3,120	157
* Tenneco Inc.	2,747	148
* DreamWorks Animation SKG Inc. Class A	3,654	147
* Live Nation Entertainment Inc.	6,072	147
Madison Square Garden Co. Class A	863	145
Jack in the Box Inc.	1,673	143
* Vista Outdoor Inc.	2,790	140
Liberty SiriusXM Group Class A	4,348	139
Tribune Media Co. Class A	3,416	137
* Cimpress NV	1,363	137
Thor Industries Inc.	2,040	133
* Murphy USA Inc.	1,949	133
Texas Roadhouse Inc. Class A	2,956	132
American Eagle Outfitters Inc.	8,428	132
GameStop Corp. Class A	4,496	131
Outfront Media Inc.	5,879	131
Visteon Corp.	1,718	129
* Avis Budget Group Inc.	4,189	126
CalAtlantic Group Inc.	3,343	124
* Helen of Troy Ltd.	1,197	123
CST Brands Inc.	3,210	122
Big Lots Inc.	2,308	121
Cracker Barrel Old Country Store Inc.	794	120
Brinker International Inc.	2,669	120
Tupperware Brands Corp.	2,097	119
* Kate Spade & Co.	5,380	118
John Wiley & Sons Inc. Class A	2,163	117
* Buffalo Wild Wings Inc.	801	116
* Urban Outfitters Inc.	4,069	116
* Cabela's Inc.	2,322	113
* Bright Horizons Family Solutions Inc.	1,696	110

AMERCO	289	109
* Five Below Inc.	2,589	108
* Pandora Media Inc.	8,832	104
* Houghton Mifflin Harcourt Co.	5,996	103
Cheesecake Factory Inc.	2,051	102
Bloomin' Brands Inc.	5,294	101
Coty Inc. Class A	3,822	101
Sinclair Broadcast Group Inc. Class A	3,158	100
* Starz	3,650	99
* JC Penney Co. Inc.	12,605	98
Monro Muffler Brake Inc.	1,517	96
* IMAX Corp.	2,841	95
* Grand Canyon Education Inc.	2,247	94
* Steven Madden Ltd.	2,712	93
* Michaels Cos. Inc.	3,128	92
Papa John's International Inc.	1,447	92
Matthews International Corp. Class A	1,654	91
Meredith Corp.	1,826	90
International Game Technology plc	4,732	90
Drew Industries Inc.	1,158	90
Gannett Co. Inc.	5,677	89
* TRI Pointe Group Inc.	7,589	88
Lions Gate Entertainment Corp.	3,966	88
Nexstar Broadcasting Group Inc. Class A	1,659	88
* Media General Inc.	4,928	88
Cooper Tire & Rubber Co.	2,733	88
* Deckers Outdoor Corp.	1,665	88
PriceSmart Inc.	981	87
^ Regal Entertainment Group Class A	4,089	86
Lithia Motors Inc. Class A	1,041	86
Time Inc.	5,346	85
Cable One Inc.	173	85
HSN Inc.	1,617	85
Wendy's Co.	8,232	85
Avon Products Inc.	21,490	84
Penske Automotive Group Inc.	2,104	83
* Office Depot Inc.	23,106	83
Dana Holding Corp.	6,875	83
New York Times Co. Class A	6,796	82
Aaron's Inc.	3,231	81
Wolverine World Wide Inc.	4,373	80
* Liberty TripAdvisor Holdings Inc. Class A	3,436	79
Group 1 Automotive Inc.	1,255	78
Choice Hotels International Inc.	1,712	78
Graham Holdings Co. Class B	154	77
* Meritage Homes Corp.	2,089	76
Columbia Sportswear Co.	1,433	76
* Hyatt Hotels Corp. Class A	1,659	76
Marriott Vacations Worldwide Corp.	1,253	76
* Krispy Kreme Doughnuts Inc.	3,550	76
Chico's FAS Inc.	6,981	76
Travelport Worldwide Ltd.	5,600	74
DSW Inc. Class A	3,493	74
* Popeyes Louisiana Kitchen Inc.	1,247	72
* Tumi Holdings Inc.	2,697	72
DineEquity Inc.	853	72
* Boyd Gaming Corp.	3,783	72

La-Z-Boy Inc.	2,688	71
Children's Place Inc.	1,000	70
* American Axle & Manufacturing Holdings Inc.	4,203	70
Interval Leisure Group Inc.	4,870	70
Sotheby's	2,317	69
* Shutterfly Inc.	1,431	69
* LifeLock Inc.	5,282	69
* Cooper-Standard Holding Inc.	792	68
Churchill Downs Inc.	541	68
* Gentherm Inc.	1,848	68
* Smith & Wesson Holding Corp.	2,746	67
* Penn National Gaming Inc.	4,260	67
* G-III Apparel Group Ltd.	1,687	66
* Liberty Broadband Corp. Class A	1,136	66
Abercrombie & Fitch Co.	3,280	65
* Dorman Products Inc.	1,170	65
* American Woodmark Corp.	774	63
* Stamps.com Inc.	686	62
KB Home	4,470	62
Sturm Ruger & Co. Inc.	935	62
* TiVo Inc.	6,139	61
Sonic Corp.	2,044	61
* Genesco Inc.	936	60
SeaWorld Entertainment Inc.	3,388	59
* Asbury Automotive Group Inc.	1,006	56
Scholastic Corp.	1,416	55
* Denny's Corp.	5,150	55
Caleres Inc.	2,257	55
Cato Corp. Class A	1,451	55
Dillard's Inc. Class A	917	54
* Dave & Buster's Entertainment Inc.	1,383	54
* Belmond Ltd. Class A	5,673	54
* EW Scripps Co. Class A	3,195	54
* Diamond Resorts International Inc.	2,348	54
* Express Inc.	3,652	53
* Apollo Education Group Inc.	5,763	53
* Shutterstock Inc.	1,250	52
* Ascena Retail Group Inc.	7,173	52
MDC Holdings Inc.	2,206	51
* Cavco Industries Inc.	516	51
National CineMedia Inc.	3,486	51
International Speedway Corp. Class A	1,523	50
* Wayfair Inc.	1,209	50
* Central Garden & Pet Co. Class A	2,725	50
* 2U Inc.	1,767	49
Oxford Industries Inc.	776	49
Finish Line Inc. Class A	2,711	49
* Fossil Group Inc.	1,756	49
New Media Investment Group Inc.	2,777	48
DeVry Education Group Inc.	2,662	48
Extended Stay America Inc.	3,365	48
Guess? Inc.	3,033	48
* Crocs Inc.	4,856	48
* La Quinta Holdings Inc.	3,912	46
* Restoration Hardware Holdings Inc.	1,393	46
* Carmike Cinemas Inc.	1,534	46
Superior Industries International Inc.	1,687	46

* Zoe's Kitchen Inc.	1,214	45
* Nautilus Inc.	2,156	44
MSG Networks Inc.	2,553	44
Viad Corp.	1,369	44
Capella Education Co.	825	43
* Select Comfort Corp.	1,925	43
* HealthStream Inc.	1,834	43
^ MDC Partners Inc. Class A	2,366	42
Winnebago Industries Inc.	1,851	42
* Mattress Firm Holding Corp.	1,227	41
Tailored Brands Inc.	2,983	41
* Red Robin Gourmet Burgers Inc.	811	41
* Fiesta Restaurant Group Inc.	1,615	41
Liberty Media Group	2,136	40
Sonic Automotive Inc. Class A	2,243	40
* Chuy's Holdings Inc.	1,210	40
* Eldorado Resorts Inc.	2,668	40
Barnes & Noble Inc.	3,400	40
Buckle Inc.	1,598	40
* GoPro Inc. Class A	3,726	38
Bob Evans Farms Inc.	855	38
Ruth's Hospitality Group Inc.	2,293	38
World Wrestling Entertainment Inc. Class A	2,120	37
* BJ's Restaurants Inc.	827	37
* Universal Electronics Inc.	567	37
Inter Parfums Inc.	1,227	36
ClubCorp Holdings Inc.	2,938	35
* M/I Homes Inc.	1,853	35
Entravision Communications Corp. Class A	4,795	35
* Hibbett Sports Inc.	954	33
Pinnacle Entertainment Inc.	2,892	33
* Vitamin Shoppe Inc.	1,076	33
Ethan Allen Interiors Inc.	963	33
* LGI Homes Inc.	1,192	32
Nutrisystem Inc.	1,179	32
Callaway Golf Co.	3,114	31
* Meritor Inc.	3,542	31
Haverty Furniture Cos. Inc.	1,642	31
* Biglari Holdings Inc.	75	30
Standard Motor Products Inc.	767	30
Outerwall Inc.	709	29
Ollie's Bargain Outlet Holdings Inc.	1,138	29
* Francesca's Holdings Corp.	2,570	27
Rent-A-Center Inc.	2,026	27
Quotient Technology Inc.	2,347	26
* Shake Shack Inc. Class A	667	26
AMC Entertainment Holdings Inc.	872	25
Movado Group Inc.	1,189	24
* Central European Media Enterprises Ltd. Class A	9,108	24
Fitbit Inc. Class A	1,703	24
* Weight Watchers International Inc.	1,558	24
MCBC Holdings Inc.	1,508	23
Lifetime Brands Inc.	1,569	23
* Strayer Education Inc.	457	22
Hooker Furniture Corp.	893	22
Fred's Inc. Class A	1,460	21
Liberty Media Group Class A	1,076	21

*	FTD Cos. Inc.	764	21
	Planet Fitness Inc. Class A	1,163	21
*	Motorcar Parts of America Inc.	687	21
*	Tile Shop Holdings Inc.	1,102	20
*	Taylor Morrison Home Corp. Class A	1,324	20
*	Caesars Acquisition Co. Class A	1,961	19
	Pier 1 Imports Inc.	3,477	19
	Viacom Inc. Class A	402	19
*	Regis Corp.	1,470	19
*	Scientific Games Corp. Class A	1,952	19
*	Stoneridge Inc.	1,138	19
	Tower International Inc.	847	18
*	New Home Co. Inc.	1,806	18
*	Angie's List Inc.	2,067	18
*	MarineMax Inc.	1,007	17
*	Caesars Entertainment Corp.	2,278	17
*	American Public Education Inc.	550	16
*	XO Group Inc.	913	15
*	Vera Bradley Inc.	1,003	15
	Lennar Corp. Class B	419	15
*	Carrols Restaurant Group Inc.	1,259	15
*	Gray Television Inc.	1,267	15
*	Chegg Inc.	3,013	15
*,^ Eros International plc		978	14
	Libbey Inc.	835	14
*	K12 Inc.	1,194	14
*	Party City Holdco Inc.	1,000	14
	Marcus Corp.	711	14
	Carriage Services Inc. Class A	575	14
	Tribune Publishing Co.	1,149	13
	Bassett Furniture Industries Inc.	482	13
	National Presto Industries Inc.	150	13
*	Career Education Corp.	2,248	13
*	Lumber Liquidators Holdings Inc.	998	13
	Liberty Braves Group	860	13
	Entercom Communications Corp. Class A	1,014	13
	Blue Nile Inc.	486	13
*	Iconix Brand Group Inc.	1,660	13
*	Isle of Capri Casinos Inc.	803	13
*	Zumiez Inc.	847	13
*	Revlon Inc. Class A	404	13
*	Del Frisco's Restaurant Group Inc.	801	12
	Shoe Carnival Inc.	530	12
*	Tuesday Morning Corp.	1,793	12
	Winmark Corp.	122	12
*	Potbelly Corp.	885	12
	Sequential Brands Group Inc.	1,450	12
*	Daily Journal Corp.	59	12
*	William Lyon Homes Class A	704	11
*	Sears Holdings Corp.	840	11
	Barnes & Noble Education Inc.	1,141	11
*	WCI Communities Inc.	627	11
*	Lands' End Inc.	636	11
*	Conn's Inc.	943	10
*	Perry Ellis International Inc.	533	10
*	Elizabeth Arden Inc.	1,100	10
*	Reading International Inc. Class A	805	10

CSS Industries Inc.	376	10
* Monarch Casino & Resort Inc.	471	10
* Eastman Kodak Co.	743	10
* Federal-Mogul Holdings Corp.	1,148	10
* Fox Factory Holding Corp.	578	10
Clear Channel Outdoor Holdings Inc. Class A	1,488	10
Speedway Motorsports Inc.	541	9
* Care.com Inc.	1,040	9
* Century Communities Inc.	506	9
* 1-800-Flowers.com Inc. Class A	1,129	9
* Overstock.com Inc.	531	9
* Beazer Homes USA Inc.	1,152	9
Flexsteel Industries Inc.	221	9
Weyco Group Inc.	323	9
Citi Trends Inc.	570	9
* West Marine Inc.	965	9
* Build-A-Bear Workshop Inc.	631	9
Strattec Security Corp.	188	9
* Intrawest Resorts Holdings Inc.	775	8
* Ruby Tuesday Inc.	2,162	8
* Malibu Boats Inc. Class A	615	8
* Hovnanian Enterprises Inc. Class A	4,381	8
Stein Mart Inc.	1,176	8
Duluth Holdings Inc.	304	8
* Franklin Covey Co.	525	8
Arctic Cat Inc.	487	8
Stage Stores Inc.	1,362	8
* Habit Restaurants Inc. Class A	414	7
* Bridgepoint Education Inc.	938	7
Wingstop Inc.	249	7
Kirkland's Inc.	522	7
* America's Car-Mart Inc.	291	7
Liberty Braves Group Class A	438	7
Big 5 Sporting Goods Corp.	771	6
Horizon Global Corp.	534	6
J Alexander's Holdings Inc.	569	6
Saga Communications Inc. Class A	138	6
* TubeMogul Inc.	454	6
* El Pollo Loco Holdings Inc.	504	6
* JAKKS Pacific Inc.	751	6
* Sportsman's Warehouse Holdings Inc.	637	6
* Etsy Inc.	592	5
Metaldyne Performance Group Inc.	328	5
* Performance Sports Group Ltd.	1,640	5
* Bojangles' Inc.	281	5
* Black Diamond Inc.	1,135	5
* Jamba Inc.	411	5
* Skullcandy Inc.	1,171	5
* Destination XL Group Inc.	960	4
* ZAGG Inc.	869	4
* Vince Holding Corp.	710	4
Superior Uniform Group Inc.	204	4
Liberty Tax Inc.	306	4
* Cherokee Inc.	245	3
* Marchex Inc. Class B	1,011	3
Instructure Inc.	190	3
* Boot Barn Holdings Inc.	433	3

* QuinStreet Inc.	880	3
* Bravo Brio Restaurant Group Inc.	434	3
* Kona Grill Inc.	241	3
* Papa Murphy's Holdings Inc.	399	3
* Noodles & Co. Class A	319	3
Collectors Universe Inc.	132	3
* Container Store Group Inc.	459	2
Escalade Inc.	217	2
Fogo De Chao Inc.	174	2
* Systemax Inc.	246	2
Johnson Outdoors Inc. Class A	79	2
Marine Products Corp.	239	2
* Hemisphere Media Group Inc. Class A	186	2
* Townsquare Media Inc. Class A	217	2
* Cambium Learning Group Inc.	402	2
Fenix Parts Inc.	432	2
Harte-Hanks Inc.	1,677	2
Universal Technical Institute Inc.	485	2
* Christopher & Banks Corp.	783	2
Empire Resorts Inc.	73	1
* Sizmek Inc.	568	1
* Cumulus Media Inc. Class A	4,262	1
* VOXX International Corp. Class A	407	1
* Morgans Hotel Group Co.	608	1
Liberty Braves Group Class A Rights Exp. 06/16/2016	602	1
* Tilly's Inc. Class A	222	1
* EVINE Live Inc.	801	1
* bebe stores inc	1,681	1
		144,900
Consumer Staples (8.0%)
Procter & Gamble Co.	122,525	9,929
Coca-Cola Co.	176,736	7,882
Philip Morris International Inc.	69,823	6,890
PepsiCo Inc.	66,528	6,731
Altria Group Inc.	88,636	5,641
CVS Health Corp.	50,856	4,905
Mondelez International Inc. Class A	73,315	3,262
Walgreens Boots Alliance Inc.	38,749	2,999
Colgate-Palmolive Co.	40,771	2,871
Kraft Heinz Co.	26,680	2,220
Kimberly-Clark Corp.	16,411	2,085
Reynolds American Inc.	37,217	1,850
General Mills Inc.	26,867	1,687
Kroger Co.	44,189	1,580
Sysco Corp.	25,417	1,223
Archer-Daniels-Midland Co.	26,464	1,132
Constellation Brands Inc. Class A	7,374	1,129
^ Monster Beverage Corp.	6,744	1,012
ConAgra Foods Inc.	19,248	880
Tyson Foods Inc. Class A	13,285	847
Kellogg Co.	11,278	839
Dr Pepper Snapple Group Inc.	8,453	773
Clorox Co.	5,913	760
JM Smucker Co.	5,394	697
Molson Coors Brewing Co. Class B	6,964	691
Mead Johnson Nutrition Co.	8,219	676
Hershey Co.	6,567	610

Church & Dwight Co. Inc.	5,769	568
McCormick & Co. Inc.	5,634	547
Brown-Forman Corp. Class B	5,266	516
Campbell Soup Co.	7,848	475
Whole Foods Market Inc.	14,460	468
Bunge Ltd.	6,473	434
Hormel Foods Corp.	12,087	416
Ingredion Inc.	3,219	378
* WhiteWave Foods Co. Class A	7,893	352
* Rite Aid Corp.	44,569	343
* TreeHouse Foods Inc.	2,547	241
* Hain Celestial Group Inc.	4,611	228
Edgewell Personal Care Co.	2,814	224
Pinnacle Foods Inc.	5,233	220
* Post Holdings Inc.	2,561	195
Casey's General Stores Inc.	1,603	193
* Herbalife Ltd.	2,988	173
* Sprouts Farmers Market Inc.	6,469	160
Spectrum Brands Holdings Inc.	1,167	136
Flowers Foods Inc.	7,154	134
Brown-Forman Corp. Class A	1,183	124
Energizer Holdings Inc.	2,601	123
B&G Foods Inc.	2,782	120
Lancaster Colony Corp.	900	109
Nu Skin Enterprises Inc. Class A	2,733	108
Sanderson Farms Inc.	1,064	95
Core-Mark Holding Co. Inc.	1,107	95
Vector Group Ltd.	4,135	89
Snyder's-Lance Inc.	2,854	88
Dean Foods Co.	4,814	88
Coca-Cola European Partners plc	2,039	87
Fresh Del Monte Produce Inc.	1,646	86
GNC Holdings Inc. Class A	3,000	78
* United Natural Foods Inc.	2,094	78
J&J Snack Foods Corp.	736	78
^ Pilgrim's Pride Corp.	3,068	76
WD-40 Co.	683	76
^ Cal-Maine Foods Inc.	1,603	71
* Boston Beer Co. Inc. Class A	450	70
Universal Corp.	1,237	68
* Diplomat Pharmacy Inc.	2,055	67
* SUPERVALU Inc.	13,356	62
Andersons Inc.	1,676	60
SpartanNash Co.	1,991	59
Calavo Growers Inc.	855	48
Tootsie Roll Industries Inc.	1,276	46
Weis Markets Inc.	828	42
^ Blue Buffalo Pet Products Inc.	1,559	40
Coca-Cola Bottling Co. Consolidated	314	39
* Seaboard Corp.	11	33
John B Sanfilippo & Son Inc.	581	27
* National Beverage Corp.	516	27
* USANA Health Sciences Inc.	205	25
* Chefs' Warehouse Inc.	1,618	25
Natural Health Trends Corp.	774	23
Amplify Snack Brands Inc.	1,564	20
Ingles Markets Inc. Class A	540	20

* Omega Protein Corp.	884	17
Performance Food Group Co.	667	17
Medifast Inc.	506	16
PetMed Express Inc.	796	15
* Smart & Final Stores Inc.	819	13
* Seneca Foods Corp. Class A	376	12
MGP Ingredients Inc.	320	10
* Farmer Brothers Co.	368	10
* Nutraceutical International Corp.	425	10
Orchids Paper Products Co.	317	10
Limoneira Co.	503	8
Village Super Market Inc. Class A	305	8
* Freshpet Inc.	736	7
* Inventure Foods Inc.	869	7
Alico Inc.	213	6
* Natural Grocers by Vitamin Cottage Inc.	450	6
Nature's Sunshine Products Inc.	244	2
* Craft Brew Alliance Inc.	234	2
* Castle Brands Inc.	1,946	2
* Synutra International Inc.	370	2
* Lifeway Foods Inc.	77	1
Arcadia Biosciences Inc.	229	—
		80,853
Energy (6.5%)
Exxon Mobil Corp.	188,818	16,809
Chevron Corp.	84,756	8,560
Schlumberger Ltd.	63,406	4,838
Occidental Petroleum Corp.	34,621	2,612
ConocoPhillips	55,571	2,433
EOG Resources Inc.	24,742	2,013
Phillips 66	24,413	1,962
Halliburton Co.	38,351	1,618
Kinder Morgan Inc.	80,479	1,455
Anadarko Petroleum Corp.	22,894	1,187
Valero Energy Corp.	21,702	1,187
Pioneer Natural Resources Co.	7,280	1,167
Apache Corp.	16,997	971
Spectra Energy Corp.	30,258	964
Baker Hughes Inc.	19,592	909
Marathon Petroleum Corp.	24,487	853
Devon Energy Corp.	21,633	781
Williams Cos. Inc.	33,014	732
Hess Corp.	12,172	729
* Concho Resources Inc.	5,821	706
Noble Energy Inc.	19,342	691
National Oilwell Varco Inc.	17,482	576
EQT Corp.	7,792	571
Cimarex Energy Co.	4,263	496
Marathon Oil Corp.	37,190	486
Cabot Oil & Gas Corp.	20,268	486
Columbia Pipeline Group Inc.	18,022	460
Tesoro Corp.	5,672	443
ONEOK Inc.	9,011	390
* Newfield Exploration Co.	8,931	364
* Cheniere Energy Inc.	10,663	343
Range Resources Corp.	7,298	311
Targa Resources Corp.	7,235	310

*	Diamondback Energy Inc.	3,170	288
*	FMC Technologies Inc.	9,967	271
	Helmerich & Payne Inc.	4,346	266
	Murphy Oil Corp.	7,682	237
*	Southwestern Energy Co.	16,747	229
*	Weatherford International plc	38,611	217
	HollyFrontier Corp.	7,879	211
	Energen Corp.	3,925	187
	QEP Resources Inc.	9,678	180
*	Gulfport Energy Corp.	5,648	174
*	Continental Resources Inc.	3,864	163
*	First Solar Inc.	3,217	160
	CONSOL Energy Inc.	10,314	158
	Oceaneering International Inc.	4,451	147
	World Fuel Services Corp.	3,168	146
	Ensco plc Class A	13,020	129
*	Parsley Energy Inc. Class A	4,841	126
	Patterson-UTI Energy Inc.	6,780	126
*	PDC Energy Inc.	1,912	111
	PBF Energy Inc. Class A	4,160	110
*	Dril-Quip Inc.	1,787	109
	Superior Energy Services Inc.	6,287	108
*	Whiting Petroleum Corp.	8,528	105
*	Chesapeake Energy Corp.	23,978	103
*	WPX Energy Inc.	9,809	101
	Nabors Industries Ltd.	10,665	100
*	Carrizo Oil & Gas Inc.	2,426	93
*	NOW Inc.	5,156	89
*	Oasis Petroleum Inc.	8,881	89
*	RSP Permian Inc.	2,700	89
	SM Energy Co.	2,820	89
	Rowan Cos. plc Class A	5,215	88
	Noble Corp. plc	10,584	88
*	Oil States International Inc.	2,611	86
*	Antero Resources Corp.	2,915	85
*	Matador Resources Co.	3,306	75
	Diamond Offshore Drilling Inc.	2,682	69
	Golar LNG Ltd.	3,755	65
	Western Refining Inc.	3,026	64
*	Laredo Petroleum Inc.	5,146	62
*	Rice Energy Inc.	3,046	62
*	Forum Energy Technologies Inc.	3,634	61
	Denbury Resources Inc.	14,915	60
*	Memorial Resource Development Corp.	3,711	59
	SemGroup Corp. Class A	1,833	58
*	Helix Energy Solutions Group Inc.	7,234	58
*,^ SolarCity Corp.		2,505	56
*	Callon Petroleum Co.	4,748	54
*	RPC Inc.	3,574	53
*	SunPower Corp. Class A	3,004	53
*	Unit Corp.	3,721	52
*	McDermott International Inc.	9,967	47
	Green Plains Inc.	2,536	47
*,^ Seadrill Ltd.		14,796	46
*	SEACOR Holdings Inc.	716	41
*	Synergy Resources Corp.	6,322	38
*	Kosmos Energy Ltd.	6,587	38

* Cobalt International Energy Inc.	15,322	34
Delek US Holdings Inc.	2,397	33
* Pacific Ethanol Inc.	4,586	29
Atwood Oceanics Inc.	2,489	27
TerraForm Power Inc. Class A	2,969	25
FuelCell Energy Inc.	3,188	24
California Resources Corp.	15,068	23
* Par Pacific Holdings Inc.	1,496	23
Frank's International NV	1,410	23
* Contango Oil & Gas Co.	2,067	22
* Flotek Industries Inc.	1,885	22
* Green Brick Partners Inc.	3,001	21
Archrock Inc.	2,634	20
* Matrix Service Co.	1,103	18
* TETRA Technologies Inc.	3,174	17
Exterran Corp.	1,282	16
* Sanchez Energy Corp.	2,026	16
* Bill Barrett Corp.	2,092	15
* REX American Resources Corp.	253	15
Fairmount Santrol Holdings Inc.	2,742	15
* Newpark Resources Inc.	3,093	14
* Renewable Energy Group Inc.	1,508	14
SunCoke Energy Inc.	2,286	14
* Parker Drilling Co.	5,500	12
Sunrun Inc.	1,896	12
CVR Energy Inc.	596	12
* Natural Gas Services Group Inc.	560	11
Tesco Corp.	1,479	11
* Hornbeck Offshore Services Inc.	1,216	10
* Clean Energy Fuels Corp.	3,044	10
* Trecora Resources	837	9
^ TerraVia Holdings Inc.	3,686	9
* Northern Oil and Gas Inc.	2,095	9
Panhandle Oil and Gas Inc. Class A	565	9
CARBO Ceramics Inc.	695	9
Civeo Corp.	4,250	9
* EnerNOC Inc.	1,178	8
Evolution Petroleum Corp.	1,314	7
* Ring Energy Inc.	905	7
* Era Group Inc.	727	7
* EP Energy Corp. Class A	1,165	7
* Pioneer Energy Services Corp.	1,741	6
* Geospace Technologies Corp.	353	6
* Clayton Williams Energy Inc.	224	6
* Westmoreland Coal Co.	691	6
* RigNet Inc.	430	5
* Eclipse Resources Corp.	1,904	5
TerraForm Global Inc. Class A	1,686	5
* Bonanza Creek Energy Inc.	1,746	5
* Independence Contract Drilling Inc.	987	4
* Jones Energy Inc. Class A	1,010	4
Alon USA Energy Inc.	472	4
* EXCO Resources Inc.	3,786	3
* Cloud Peak Energy Inc.	1,736	3
* Basic Energy Services Inc.	1,681	3
* Abraxas Petroleum Corp.	2,872	3
* Approach Resources Inc.	1,024	3

*	Isramco Inc.	28	3
*	Vivint Solar Inc.	703	3
*	Gastar Exploration Inc.	2,734	3
	Adams Resources & Energy Inc.	60	2
	Nordic American Offshore Ltd.	447	2
*	Enphase Energy Inc.	1,060	2
*	Ameresco Inc. Class A	433	2
*	W&T Offshore Inc.	739	2
	ION Geophysical Corp.	212	2
*	Stone Energy Corp.	2,235	1
*	Key Energy Services Inc.	3,498	1
*	Erin Energy Corp.	431	1
*	C&J Energy Services Ltd.	1,961	1
*,^ Rex Energy Corp.		1,400	1
	Hallador Energy Co.	185	1
	North Atlantic Drilling Ltd.	197	1
*	Earthstone Energy Inc.	47	1
*	TransAtlantic Petroleum Ltd.	454	—
*	Triangle Petroleum Corp.	2,125	—
*	Seventy Seven Energy Inc.	2,611	—
			65,437
Financial Services (19.9%)
*	Berkshire Hathaway Inc. Class B	83,991	11,804
	JPMorgan Chase & Co.	167,592	10,939
	Wells Fargo & Co.	210,393	10,671
	Bank of America Corp.	473,344	7,001
	Visa Inc. Class A	88,225	6,964
	Citigroup Inc.	136,753	6,369
	MasterCard Inc. Class A	45,056	4,321
	US Bancorp	75,504	3,233
	Goldman Sachs Group Inc.	19,472	3,105
	American International Group Inc.	51,808	2,999
	Simon Property Group Inc.	14,030	2,773
	Chubb Ltd.	20,953	2,653
	American Express Co.	36,965	2,431
	Bank of New York Mellon Corp.	50,549	2,126
	PNC Financial Services Group Inc.	23,344	2,095
	PayPal Holdings Inc.	54,754	2,069
	BlackRock Inc.	5,655	2,058
	American Tower Corporation	19,070	2,017
	MetLife Inc.	42,222	1,923
	Morgan Stanley	69,093	1,891
	Capital One Financial Corp.	23,396	1,714
	Public Storage	6,529	1,656
	Prudential Financial Inc.	20,418	1,618
	Marsh & McLennan Cos. Inc.	24,198	1,599
	Charles Schwab Corp.	51,637	1,579
	Travelers Cos. Inc.	13,296	1,518
	Intercontinental Exchange Inc.	5,273	1,430
	CME Group Inc.	14,449	1,414
	S&P Global Inc.	12,337	1,379
	Crown Castle International Corp.	15,044	1,366
	Aflac Inc.	19,556	1,358
	BB&T Corp.	36,383	1,323
	Aon plc	11,949	1,306
	Allstate Corp.	17,457	1,179
*	Synchrony Financial	37,577	1,172

State Street Corp.	18,555	1,170
Equity Residential	16,406	1,135
Prologis Inc.	23,620	1,123
Equinix Inc.	3,083	1,116
Welltower Inc.	15,804	1,089
AvalonBay Communities Inc.	5,958	1,072
Weyerhaeuser Co.	33,696	1,061
Discover Financial Services	18,669	1,061
* Fiserv Inc.	10,049	1,058
SunTrust Banks Inc.	23,267	1,020
Ventas Inc.	14,914	989
Fidelity National Information Services Inc.	12,802	951
T. Rowe Price Group Inc.	11,745	905
Progressive Corp.	26,445	881
Boston Properties Inc.	6,915	869
M&T Bank Corp.	7,197	860
Vornado Realty Trust	8,486	811
Hartford Financial Services Group Inc.	17,914	809
Moody's Corp.	8,001	789
Ameriprise Financial Inc.	7,587	771
Northern Trust Corp.	10,287	762
General Growth Properties Inc.	26,008	699
HCP Inc.	20,809	684
Realty Income Corp.	11,250	676
Equifax Inc.	5,364	674
Essex Property Trust Inc.	2,881	655
Fifth Third Bancorp	34,628	653
Franklin Resources Inc.	16,919	632
Digital Realty Trust Inc.	6,609	631
Thomson Reuters Corp.	14,887	626
* Alliance Data Systems Corp.	2,797	621
* FleetCor Technologies Inc.	4,138	616
Invesco Ltd.	19,451	611
Principal Financial Group Inc.	13,269	591
* Markel Corp.	615	586
Regions Financial Corp.	58,464	575
Global Payments Inc.	7,094	551
Kimco Realty Corp.	18,604	524
Cincinnati Financial Corp.	7,408	512
Host Hotels & Resorts Inc.	33,047	509
Macerich Co.	6,635	506
Loews Corp.	12,397	502
Extra Space Storage Inc.	5,355	498
KeyCorp	38,235	490
Lincoln National Corp.	10,502	482
Federal Realty Investment Trust	3,096	474
First Republic Bank	6,412	464
SL Green Realty Corp.	4,489	455
Western Union Co.	23,271	453
Annaly Capital Management Inc.	42,715	452
FNF Group	12,641	442
XL Group plc Class A	12,781	439
Iron Mountain Inc.	11,925	438
* Affiliated Managers Group Inc.	2,472	429
UDR Inc.	11,673	421
Unum Group	11,246	415
* Arch Capital Group Ltd.	5,603	407

Total System Services Inc.	7,448	400
TD Ameritrade Holding Corp.	12,068	394
VEREIT Inc.	40,798	391
* Ally Financial Inc.	21,703	389
* CBRE Group Inc. Class A	12,917	386
* Alleghany Corp.	707	385
Comerica Inc.	8,024	378
Duke Realty Corp.	15,588	369
Arthur J Gallagher & Co.	7,585	367
Huntington Bancshares Inc.	34,932	365
* E*TRADE Financial Corp.	13,067	364
Everest Re Group Ltd.	2,003	359
MSCI Inc. Class A	4,422	353
Mid-America Apartment Communities Inc.	3,237	333
Torchmark Corp.	5,400	333
Nasdaq Inc.	4,989	329
* Vantiv Inc. Class A	6,124	329
Broadridge Financial Solutions Inc.	5,129	329
New York Community Bancorp Inc.	20,820	328
Camden Property Trust	3,749	319
Citizens Financial Group Inc.	13,280	313
Regency Centers Corp.	4,074	312
Raymond James Financial Inc.	5,523	310
Voya Financial Inc.	9,333	307
SEI Investments Co.	5,953	306
Alexandria Real Estate Equities Inc.	3,112	302
Jack Henry & Associates Inc.	3,533	298
* Signature Bank	2,194	296
Apartment Investment & Management Co.	6,806	290
FactSet Research Systems Inc.	1,822	290
WP Carey Inc.	4,514	289
American Capital Agency Corp.	15,202	287
Reinsurance Group of America Inc. Class A	2,876	285
Equity LifeStyle Properties Inc.	3,797	278
American Campus Communities Inc.	5,873	276
National Retail Properties Inc.	5,968	271
Leucadia National Corp.	14,810	268
CIT Group Inc.	7,437	255
CubeSmart	7,936	253
Zions Bancorporation	9,006	252
* SVB Financial Group	2,287	252
Liberty Property Trust	6,750	252
Omega Healthcare Investors Inc.	7,877	251
East West Bancorp Inc.	6,444	249
Axis Capital Holdings Ltd.	4,489	248
WR Berkley Corp.	4,340	248
Kilroy Realty Corp.	3,898	246
Assurant Inc.	2,809	245
CBOE Holdings Inc.	3,770	240
Spirit Realty Capital Inc.	20,924	240
Jones Lang LaSalle Inc.	1,942	229
Old Republic International Corp.	11,795	226
Douglas Emmett Inc.	6,588	223
Sovran Self Storage Inc.	2,051	222
Starwood Property Trust Inc.	10,757	222
Navient Corp.	16,113	221
RenaissanceRe Holdings Ltd.	1,900	219

MarketAxess Holdings Inc.	1,564	219
Gaming and Leisure Properties Inc.	6,625	218
DDR Corp.	12,600	217
* Realogy Holdings Corp.	6,486	213
American Financial Group Inc.	2,886	211
PacWest Bancorp	4,991	208
Forest City Realty Trust Inc. Class A	9,116	208
White Mountains Insurance Group Ltd.	257	207
People's United Financial Inc.	12,787	203
Lazard Ltd. Class A	5,598	197
Dun & Bradstreet Corp.	1,530	194
Weingarten Realty Investors	5,115	192
Highwoods Properties Inc.	3,936	192
Healthcare Trust of America Inc. Class A	6,136	185
Senior Housing Properties Trust	9,757	182
Eaton Vance Corp.	4,986	181
* Howard Hughes Corp.	1,647	180
Brixmor Property Group Inc.	7,092	179
Endurance Specialty Holdings Ltd.	2,627	178
Taubman Centers Inc.	2,594	178
Synovus Financial Corp.	5,525	178
Commerce Bancshares Inc.	3,621	177
EPR Properties	2,484	177
Brown & Brown Inc.	4,865	175
* Euronet Worldwide Inc.	2,185	174
Gramercy Property Trust	19,312	172
Investors Bancorp Inc.	14,376	172
American Homes 4 Rent Class A	9,368	172
Validus Holdings Ltd.	3,526	172
First American Financial Corp.	4,418	169
Assured Guaranty Ltd.	6,269	169
CNO Financial Group Inc.	8,275	168
DCT Industrial Trust Inc.	3,859	166
Corrections Corp. of America	4,876	164
Hospitality Properties Trust	6,391	164
First Niagara Financial Group Inc.	14,930	163
FirstMerit Corp.	7,153	162
Sun Communities Inc.	2,306	161
Prosperity Bancshares Inc.	2,988	161
Hanover Insurance Group Inc.	1,852	161
Retail Properties of America Inc.	10,090	160
Medical Properties Trust Inc.	10,801	159
* Equity Commonwealth	5,481	158
PrivateBancorp Inc.	3,441	153
Cullen/Frost Bankers Inc.	2,274	152
Webster Financial Corp.	3,860	151
* WEX Inc.	1,621	150
CyrusOne Inc.	3,022	149
Allied World Assurance Co. Holdings AG	3,986	148
Umpqua Holdings Corp.	9,215	147
Fair Isaac Corp.	1,315	147
Tanger Factory Outlet Centers Inc.	4,157	146
First Horizon National Corp.	9,936	145
Rayonier Inc.	5,532	143
BankUnited Inc.	4,325	143
Legg Mason Inc.	4,140	143
Apple Hospitality REIT Inc.	7,834	143

Post Properties Inc.	2,344	142
Healthcare Realty Trust Inc.	4,456	142
* CoreLogic Inc.	3,797	142
Popular Inc.	4,483	140
Chimera Investment Corp.	9,080	136
Communications Sales & Leasing Inc.	5,438	136
* Western Alliance Bancorp	3,583	135
Primerica Inc.	2,377	133
Two Harbors Investment Corp.	15,518	132
Brandywine Realty Trust	8,263	130
New Residential Investment Corp.	9,541	130
Bank of the Ozarks Inc.	3,327	129
Piedmont Office Realty Trust Inc. Class A	6,416	129
Bank of Hawaii Corp.	1,783	128
RLI Corp.	1,930	128
Aspen Insurance Holdings Ltd.	2,664	127
Paramount Group Inc.	7,736	127
Federated Investors Inc. Class B	3,887	126
FNB Corp.	9,312	125
First Industrial Realty Trust Inc.	5,033	125
Education Realty Trust Inc.	2,888	124
* SLM Corp.	17,881	123
DuPont Fabros Technology Inc.	2,881	122
National Health Investors Inc.	1,720	120
ProAssurance Corp.	2,283	120
Corporate Office Properties Trust	4,402	119
Associated Banc-Corp	6,332	118
United Bankshares Inc.	2,916	116
Home BancShares Inc.	2,637	116
Fulton Financial Corp.	8,078	115
RLJ Lodging Trust	5,602	115
MB Financial Inc.	3,166	114
Sunstone Hotel Investors Inc.	9,453	114
Columbia Property Trust Inc.	5,497	113
Mack-Cali Realty Corp.	4,273	112
Urban Edge Properties	4,175	112
Physicians Realty Trust	5,874	112
MFA Financial Inc.	15,469	112
GEO Group Inc.	3,350	111
LaSalle Hotel Properties	4,786	111
IBERIABANK Corp.	1,777	110
Cousins Properties Inc.	10,217	110
Washington Federal Inc.	4,380	109
Acadia Realty Trust	3,208	109
Erie Indemnity Co. Class A	1,100	108
* Stifel Financial Corp.	2,838	107
UMB Financial Corp.	1,863	107
Wintrust Financial Corp.	1,996	106
BancorpSouth Inc.	4,432	106
Interactive Brokers Group Inc.	2,629	106
Zillow Group Inc.	3,678	105
Janus Capital Group Inc.	6,860	104
Cathay General Bancorp	3,368	104
* MGIC Investment Corp.	14,620	103
NorthStar Realty Finance Corp.	7,620	103
Hancock Holding Co.	3,741	103
Equity One Inc.	3,488	103

Radian Group Inc.	8,278	103
EastGroup Properties Inc.	1,602	103
First Financial Bankshares Inc.	3,041	102
Selective Insurance Group Inc.	2,743	102
Valley National Bancorp	10,656	102
TCF Financial Corp.	7,064	102
NorthStar Asset Management Group Inc.	8,098	101
* Texas Capital Bancshares Inc.	1,921	98
Hudson Pacific Properties Inc.	3,500	98
Washington REIT	3,314	98
LPL Financial Holdings Inc.	3,509	98
Care Capital Properties Inc.	3,764	98
Glacier Bancorp Inc.	3,566	97
Ryman Hospitality Properties Inc.	1,986	97
Lexington Realty Trust	10,153	96
Sterling Bancorp	5,815	96
Retail Opportunity Investments Corp.	4,714	95
Kite Realty Group Trust	3,519	95
Colony Capital Inc. Class A	5,144	94
Capitol Federal Financial Inc.	6,902	94
First Citizens BancShares Inc. Class A	358	93
AmTrust Financial Services Inc.	3,478	92
CVB Financial Corp.	5,204	91
Alexander & Baldwin Inc.	2,424	91
Kennedy-Wilson Holdings Inc.	4,279	91
First Data Corp. Class A	7,265	91
Invesco Mortgage Capital Inc.	6,317	91
BOK Financial Corp.	1,415	90
* Cardtronics Inc.	2,278	90
CoreSite Realty Corp.	1,161	88
Old National Bancorp	6,678	88
Xenia Hotels & Resorts Inc.	5,449	88
Empire State Realty Trust Inc.	4,618	88
South State Corp.	1,203	87
Columbia Banking System Inc.	2,859	87
Evercore Partners Inc. Class A	1,674	87
Pinnacle Financial Partners Inc.	1,760	87
Trustmark Corp.	3,465	86
BGC Partners Inc. Class A	9,201	85
Monogram Residential Trust Inc.	8,421	85
LTC Properties Inc.	1,809	84
DiamondRock Hospitality Co.	9,428	84
* Blackhawk Network Holdings Inc.	2,442	84
PS Business Parks Inc.	840	83
Morningstar Inc.	974	82
International Bancshares Corp.	2,898	81
* Hilltop Holdings Inc.	3,975	81
Parkway Properties Inc.	4,595	80
Pebblebrook Hotel Trust	3,166	80
* Credit Acceptance Corp.	425	80
WP Glimcher Inc.	7,741	79
American Assets Trust Inc.	1,961	78
First Midwest Bancorp Inc.	4,144	77
EverBank Financial Corp.	5,053	77
Argo Group International Holdings Ltd.	1,470	77
* Genworth Financial Inc. Class A	20,783	77
Pennsylvania REIT	3,642	77

Horace Mann Educators Corp.	2,244	76
Select Income REIT	3,095	76
* Eagle Bancorp Inc.	1,470	76
Waddell & Reed Financial Inc. Class A	3,521	75
Kemper Corp.	2,311	75
Mercury General Corp.	1,407	74
Northwest Bancshares Inc.	4,969	74
Chesapeake Lodging Trust	3,056	73
Ramco-Gershenson Properties Trust	4,000	72
Financial Engines Inc.	2,604	72
STAG Industrial Inc.	3,326	71
Potlatch Corp.	2,074	71
Government Properties Income Trust	3,588	70
* Zillow Group Inc. Class A	2,402	70
HFF Inc. Class A	2,175	70
New York REIT Inc.	7,654	70
Community Bank System Inc.	1,694	70
ServisFirst Bancshares Inc.	1,333	69
BBCN Bancorp Inc.	4,237	69
Union Bankshares Corp.	2,536	69
Chemical Financial Corp.	1,740	69
Renasant Corp.	1,991	69
QTS Realty Trust Inc. Class A	1,323	68
OneMain Holdings Inc. Class A	2,175	68
* Essent Group Ltd.	3,107	68
WisdomTree Investments Inc.	5,465	68
CBL & Associates Properties Inc.	6,977	67
Provident Financial Services Inc.	3,268	67
Park National Corp.	705	66
CYS Investments Inc.	8,092	66
Great Western Bancorp Inc.	1,934	66
WesBanco Inc.	1,999	65
AMERISAFE Inc.	1,073	65
Hatteras Financial Corp.	4,046	65
NBT Bancorp Inc.	2,220	65
Independent Bank Corp.	1,313	65
First Cash Financial Services Inc.	1,472	64
Yadkin Financial Corp.	2,426	64
Sabra Health Care REIT Inc.	3,024	63
Kearny Financial Corp.	4,828	63
Redwood Trust Inc.	4,427	63
First Financial Bancorp	3,189	63
Westamerica Bancorporation	1,290	63
Simmons First National Corp. Class A	1,311	62
Astoria Financial Corp.	3,882	62
* Enstar Group Ltd.	393	61
Rexford Industrial Realty Inc.	3,069	61
Ameris Bancorp	1,908	61
* BofI Holding Inc.	3,227	61
United Community Banks Inc.	2,976	60
* FCB Financial Holdings Inc. Class A	1,620	60
PennyMac Mortgage Investment Trust	3,860	59
* Beneficial Bancorp Inc.	4,290	59
* HRG Group Inc.	4,490	59
* Navigators Group Inc.	644	59
Colony Starwood Homes	2,146	58
Boston Private Financial Holdings Inc.	4,619	58

Franklin Street Properties Corp.	5,061	58
Towne Bank	2,625	57
Summit Hotel Properties Inc.	4,892	57
Tompkins Financial Corp.	848	56
Terreno Realty Corp.	2,340	56
LegacyTexas Financial Group Inc.	2,078	56
* Green Dot Corp. Class A	2,526	56
* PRA Group Inc.	2,020	56
American Equity Investment Life Holding Co.	3,402	55
* iStar Inc.	5,356	55
Capstead Mortgage Corp.	5,592	54
Banner Corp.	1,211	54
Infinity Property & Casualty Corp.	685	53
FelCor Lodging Trust Inc.	8,071	53
Stewart Information Services Corp.	1,430	53
Apollo Commercial Real Estate Finance Inc.	3,245	53
Meridian Bancorp Inc.	3,462	52
Agree Realty Corp.	1,215	52
American National Insurance Co.	432	52
Wilshire Bancorp Inc.	4,479	51
* Third Point Reinsurance Ltd.	4,371	51
CNA Financial Corp.	1,554	51
STORE Capital Corp.	2,000	51
Safety Insurance Group Inc.	856	51
Banco Latinoamericano de Comercio Exterior SA	1,895	51
Artisan Partners Asset Management Inc. Class A	1,523	50
Chatham Lodging Trust	2,290	50
Cohen & Steers Inc.	1,267	49
Berkshire Hills Bancorp Inc.	1,779	49
Nelnet Inc. Class A	1,328	49
Four Corners Property Trust Inc.	2,497	49
State Bank Financial Corp.	2,220	48
Banc of California Inc.	2,394	48
* Santander Consumer USA Holdings Inc.	3,715	48
* Customers Bancorp Inc.	1,772	48
S&T Bancorp Inc.	1,836	47
TFS Financial Corp.	2,574	47
Monmouth Real Estate Investment Corp.	3,895	46
CenterState Banks Inc.	2,907	46
BNC Bancorp	1,928	46
Northfield Bancorp Inc.	2,954	46
Heartland Financial USA Inc.	1,305	46
* Ambac Financial Group Inc.	2,768	46
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,238	46
* Encore Capital Group Inc.	1,683	45
National General Holdings Corp.	2,180	45
Investors Real Estate Trust	7,087	44
WSFS Financial Corp.	1,240	44
TransUnion	1,318	44
Capital Bank Financial Corp.	1,411	44
First Merchants Corp.	1,652	43
Stock Yards Bancorp Inc.	1,464	43
* Walker & Dunlop Inc.	1,754	42
EVERTEC Inc.	2,749	42
Central Pacific Financial Corp.	1,755	42
* St. Joe Co.	2,417	42
FBL Financial Group Inc. Class A	660	42

Diamond Hill Investment Group Inc.	230	41
* Pacific Premier Bancorp Inc.	1,650	41
New Senior Investment Group Inc.	3,969	41
Enterprise Financial Services Corp.	1,434	41
Dime Community Bancshares Inc.	2,233	41
* MBIA Inc.	5,615	40
Silver Bay Realty Trust Corp.	2,573	40
1st Source Corp.	1,179	40
Flushing Financial Corp.	1,915	40
Talmer Bancorp Inc. Class A	1,997	40
Greenhill & Co. Inc.	1,919	40
* Greenlight Capital Re Ltd. Class A	1,928	39
First Busey Corp.	1,766	39
Investment Technology Group Inc.	2,110	39
Heritage Financial Corp.	2,117	39
Community Trust Bancorp Inc.	1,057	38
MainSource Financial Group Inc.	1,687	38
Getty Realty Corp.	1,882	38
Lakeland Bancorp Inc.	3,273	38
* FNFV Group	3,132	38
OFG Bancorp	4,099	37
National Western Life Group Inc. Class A	175	37
Altisource Residential Corp.	3,727	37
Employers Holdings Inc.	1,245	37
* HomeStreet Inc.	1,780	37
National Storage Affiliates Trust	1,722	36
Cash America International Inc.	988	36
ConnectOne Bancorp Inc.	2,255	36
CareTrust REIT Inc.	2,625	35
Apollo Residential Mortgage Inc.	2,595	35
CorEnergy Infrastructure Trust Inc.	1,444	35
* INTL. FCStone Inc.	1,233	34
United Fire Group Inc.	834	34
AG Mortgage Investment Trust Inc.	2,432	34
* LendingTree Inc.	409	34
Armada Hoffler Properties Inc.	2,759	33
Westwood Holdings Group Inc.	578	33
* Seacoast Banking Corp. of Florida	1,963	33
Bridge Bancorp Inc.	1,102	33
Alexander's Inc.	90	33
First Commonwealth Financial Corp.	3,505	33
James River Group Holdings Ltd.	926	33
* Forestar Group Inc.	2,647	32
QCR Holdings Inc.	1,182	32
Hersha Hospitality Trust Class A	1,804	32
Preferred Apartment Communities Inc. Class A	2,273	32
Gladstone Commercial Corp.	1,899	32
Brookline Bancorp Inc.	2,684	31
Lakeland Financial Corp.	621	30
Hanmi Financial Corp.	1,233	30
Oritani Financial Corp.	1,785	30
Cardinal Financial Corp.	1,312	30
ARMOUR Residential REIT Inc.	1,532	30
American Capital Mortgage Investment Corp.	1,870	30
Southside Bancshares Inc.	989	29
National Bank Holdings Corp. Class A	1,368	29
Sandy Spring Bancorp Inc.	972	29

NexPoint Residential Trust Inc.	1,989	28
City Holding Co.	566	28
Universal Health Realty Income Trust	519	28
* KCG Holdings Inc. Class A	1,954	27
Ashford Hospitality Prime Inc.	2,525	27
BankFinancial Corp.	2,147	27
United Financial Bancorp Inc.	2,034	27
Rouse Properties Inc.	1,477	27
Fox Chase Bancorp Inc.	1,321	27
* Piper Jaffray Cos.	625	26
Territorial Bancorp Inc.	1,002	26
NorthStar Realty Europe Corp.	2,342	26
Maiden Holdings Ltd.	1,957	26
Orchid Island Capital Inc.	2,405	25
TrustCo Bank Corp. NY	3,777	25
New York Mortgage Trust Inc.	4,144	25
Universal Insurance Holdings Inc.	1,247	24
TriCo Bancshares	852	24
* Cascade Bancorp	4,231	24
Enterprise Bancorp Inc.	1,009	23
Sierra Bancorp	1,359	23
First Interstate BancSystem Inc. Class A	809	23
Urstadt Biddle Properties Inc. Class A	1,100	23
* CommunityOne Bancorp	1,713	23
Washington Trust Bancorp Inc.	591	23
* LendingClub Corp.	4,744	23
Cedar Realty Trust Inc.	3,315	23
Saul Centers Inc.	396	22
Cass Information Systems Inc.	461	22
First Potomac Realty Trust	2,314	21
Virtus Investment Partners Inc.	252	21
Ladder Capital Corp.	1,662	20
Anworth Mortgage Asset Corp.	4,368	20
* First BanCorp	4,699	20
German American Bancorp Inc.	597	19
* Nationstar Mortgage Holdings Inc.	1,500	19
Moelis & Co. Class A	714	19
* Flagstar Bancorp Inc.	772	19
Waterstone Financial Inc.	1,272	18
Bryn Mawr Bank Corp.	629	18
RE/MAX Holdings Inc. Class A	431	17
Resource Capital Corp.	1,344	17
Mercantile Bank Corp.	698	17
* Altisource Portfolio Solutions SA	603	17
OceanFirst Financial Corp.	897	17
CoBiz Financial Inc.	1,276	16
First Financial Corp.	435	16
Federal Agricultural Mortgage Corp.	443	16
Ashford Hospitality Trust Inc.	3,167	16
Blue Hills Bancorp Inc.	1,122	16
First Bancorp	795	16
Preferred Bank	476	16
* HomeTrust Bancshares Inc.	818	16
Western Asset Mortgage Capital Corp.	1,676	16
BancFirst Corp.	244	15
First Defiance Financial Corp.	377	15
Clifton Bancorp Inc.	1,004	15

	Great Southern Bancorp Inc.	386	15
	First Community Bancshares Inc.	688	15
	CatchMark Timber Trust Inc. Class A	1,389	15
	Financial Institutions Inc.	536	15
*	Cowen Group Inc. Class A	4,435	15
	First of Long Island Corp.	493	15
	Square Inc.	1,554	15
	InfraREIT Inc.	859	15
	Bank Mutual Corp.	1,813	15
	Park Sterling Corp.	1,963	15
	Peoples Bancorp Inc.	670	14
*	EZCORP Inc. Class A	2,126	14
	Virtu Financial Inc. Class A	809	14
	Independent Bank Corp.	970	14
*,^ Citizens Inc. Class A		1,754	14
	OM Asset Management plc	922	14
	Univest Corp. of Pennsylvania	690	14
	Arrow Financial Corp.	479	14
	Opus Bank	369	14
	Pacific Continental Corp.	837	14
	United Community Financial Corp.	2,239	14
	Stonegate Bank	425	14
*,^ Trupanion Inc.		897	14
	Camden National Corp.	314	14
*	CU Bancorp	571	13
	Independent Bank Group Inc.	344	13
*	Tejon Ranch Co.	554	13
	Southwest Bancorp Inc.	760	13
	State National Cos. Inc.	1,192	13
*	Marcus & Millichap Inc.	501	13
	Meta Financial Group Inc.	255	13
*	TriState Capital Holdings Inc.	975	13
	Dynex Capital Inc.	1,888	13
	Suffolk Bancorp	499	13
	United Insurance Holdings Corp.	717	13
	Fidelity & Guaranty Life	530	13
	Republic Bancorp Inc. Class A	450	12
	Arlington Asset Investment Corp. Class A	936	12
	Heritage Insurance Holdings Inc.	940	12
	One Liberty Properties Inc.	545	12
	OneBeacon Insurance Group Ltd. Class A	934	12
	First Connecticut Bancorp Inc.	748	12
	Whitestone REIT	884	12
	Houlihan Lokey Inc.	498	12
	Citizens & Northern Corp.	585	12
*	Global Indemnity plc	392	12
*	NMI Holdings Inc. Class A	1,887	12
	Nicolet Bankshares Inc.	305	12
	Bank of Marin Bancorp	226	11
*	eHealth Inc.	829	11
	RAIT Financial Trust	3,443	11
	American National Bankshares Inc.	419	11
	HCI Group Inc.	353	11
	Ames National Corp.	442	11
	National Bankshares Inc.	333	11
	Peoples Financial Services Corp.	299	11
	State Auto Financial Corp.	537	11

Heritage Commerce Corp.	1,021	11
* World Acceptance Corp.	251	11
West Bancorporation Inc.	581	11
Crawford & Co. Class B	1,269	11
CNB Financial Corp.	609	11
National Interstate Corp.	346	11
Baldwin & Lyons Inc.	456	11
* Ladenburg Thalmann Financial Services Inc.	4,014	11
Fidelity Southern Corp.	652	11
Guaranty Bancorp	664	11
Ares Commercial Real Estate Corp.	883	11
Horizon Bancorp	428	11
First Bancorp Inc.	521	10
* Safeguard Scientifics Inc.	786	10
First Business Financial Services Inc.	420	10
Easterly Government Properties Inc.	534	10
* Sun Bancorp Inc.	477	10
Federated National Holding Co.	453	10
Peapack Gladstone Financial Corp.	511	10
EMC Insurance Group Inc.	361	10
Heritage Oaks Bancorp	1,198	10
* FRP Holdings Inc.	314	10
* Triumph Bancorp Inc.	590	9
UMH Properties Inc.	949	9
* NewStar Financial Inc.	1,100	9
MidWestOne Financial Group Inc.	313	9
Resource America Inc. Class A	942	9
Penns Woods Bancorp Inc.	213	9
* First NBC Bank Holding Co.	480	9
* Bancorp Inc.	1,326	9
* PennyMac Financial Services Inc. Class A	638	9
* C1 Financial Inc.	352	8
Consolidated-Tomoka Land Co.	167	8
RMR Group Inc. Class A	269	8
* PICO Holdings Inc.	856	8
* AV Homes Inc.	625	8
* Regional Management Corp.	458	8
* Ocwen Financial Corp.	3,766	7
* Enova International Inc.	1,006	7
Oppenheimer Holdings Inc. Class A	451	7
Independence Realty Trust Inc.	904	7
Charter Financial Corp.	524	7
GAMCO Investors Inc. Class A	188	7
GAIN Capital Holdings Inc.	965	7
Bluerock Residential Growth REIT Inc. Class A	550	7
* Walter Investment Management Corp.	1,305	6
Hingham Institution for Savings	48	6
Old Second Bancorp Inc.	867	6
Tiptree Financial Inc. Class A	1,044	6
Associated Capital Group Inc. Class A	188	6
Farmers Capital Bank Corp.	206	6
* BSB Bancorp Inc.	227	5
Bar Harbor Bankshares	152	5
* MoneyGram International Inc.	787	5
* Atlas Financial Holdings Inc.	260	5
Real Industry Inc.	689	5
Capital City Bank Group Inc.	298	5

United Development Funding IV	1,342	4
Century Bancorp Inc. Class A	98	4
* Franklin Financial Network Inc.	133	4
Access National Corp.	198	4
Bear State Financial Inc.	415	4
* Green Bancorp Inc.	442	4
* National Commerce Corp.	155	4
* Impac Mortgage Holdings Inc.	247	3
Calamos Asset Management Inc. Class A	441	3
Allegiance Bancshares Inc.	131	3
Everi Holdings Inc.	2,173	3
Merchants Bancshares Inc.	98	3
* Hallmark Financial Services Inc.	306	3
^ CPI Card Group Inc.	690	3
Live Oak Bancshares Inc.	163	3
Independence Holding Co.	163	3
Donegal Group Inc. Class A	150	2
Equity Bancshares Inc. Class A	98	2
People's Utah Bancorp	133	2
Pzena Investment Management Inc. Class A	260	2
* Stonegate Mortgage Corp.	567	2
Great Ajax Corp.	146	2
* On Deck Capital Inc.	331	2
* Ashford Inc.	28	1
* Hampton Roads Bankshares Inc.	523	1
* BBX Capital Corp.	59	1
* Altisource Asset Management Corp.	46	1
Medley Management Inc. Class A	126	1
Fifth Street Asset Management Inc.	124	1
ZAIS Group Holdings Inc.	136	—
* JG Wentworth Co. Class A	302	—
* Tejon Ranch Co. Warrants Exp. 08/31/2016	64	—
		200,577
Health Care (14.0%)
Johnson & Johnson	125,231	14,112
Pfizer Inc.	277,535	9,630
Merck & Co. Inc.	127,337	7,164
UnitedHealth Group Inc.	42,904	5,735
Amgen Inc.	34,269	5,413
Bristol-Myers Squibb Co.	75,133	5,387
Gilead Sciences Inc.	61,606	5,363
Medtronic plc	64,230	5,169
AbbVie Inc.	74,606	4,695
Allergan plc	17,689	4,170
* Celgene Corp.	35,749	3,772
Eli Lilly & Co.	44,102	3,309
* Biogen Inc.	10,047	2,911
Thermo Fisher Scientific Inc.	17,941	2,723
Abbott Laboratories	67,101	2,659
* Express Scripts Holding Co.	28,522	2,155
McKesson Corp.	10,437	1,911
Aetna Inc.	15,739	1,782
Stryker Corp.	15,224	1,692
Becton Dickinson and Co.	9,438	1,571
Anthem Inc.	11,872	1,569
Cigna Corp.	11,600	1,486
* Alexion Pharmaceuticals Inc.	9,726	1,468

* Regeneron Pharmaceuticals Inc.	3,536	1,411
* Boston Scientific Corp.	60,427	1,372
Cardinal Health Inc.	14,912	1,177
Humana Inc.	6,751	1,165
Baxalta Inc.	25,133	1,137
Zoetis Inc.	22,535	1,069
* HCA Holdings Inc.	13,648	1,065
* Intuitive Surgical Inc.	1,662	1,055
Baxter International Inc.	24,011	1,036
* Vertex Pharmaceuticals Inc.	10,987	1,023
St. Jude Medical Inc.	12,674	993
* Edwards Lifesciences Corp.	9,696	955
* Illumina Inc.	6,495	941
Zimmer Biomet Holdings Inc.	7,681	938
* Mylan NV	18,942	821
* Cerner Corp.	13,507	751
CR Bard Inc.	3,273	717
AmerisourceBergen Corp. Class A	9,269	695
Agilent Technologies Inc.	15,009	689
DENTSPLY SIRONA Inc.	10,845	674
* Henry Schein Inc.	3,777	656
* BioMarin Pharmaceutical Inc.	7,241	649
Perrigo Co. plc	6,606	633
* DaVita HealthCare Partners Inc.	7,952	615
* Incyte Corp.	7,066	596
* Laboratory Corp. of America Holdings	4,537	581
Universal Health Services Inc. Class B	4,006	540
Quest Diagnostics Inc.	6,474	500
* Centene Corp.	7,523	469
* Medivation Inc.	7,094	429
* Jazz Pharmaceuticals plc	2,758	418
* Hologic Inc.	11,105	382
ResMed Inc.	6,352	375
* Varian Medical Systems Inc.	4,498	372
* IDEXX Laboratories Inc.	4,219	369
Cooper Cos. Inc.	2,073	338
* Mallinckrodt plc	5,049	320
* Alkermes plc	6,416	298
Teleflex Inc.	1,842	297
* Align Technology Inc.	3,640	287
PerkinElmer Inc.	5,016	275
* MEDNAX Inc.	3,959	271
STERIS plc	3,708	257
West Pharmaceutical Services Inc.	3,218	242
* VCA Inc.	3,721	242
* Quintiles Transnational Holdings Inc.	3,512	238
* United Therapeutics Corp.	1,957	233
* Alnylam Pharmaceuticals Inc.	3,094	222
* QIAGEN NV	10,194	220
* DexCom Inc.	3,397	219
* athenahealth Inc.	1,597	203
* WellCare Health Plans Inc.	1,991	202
* Envision Healthcare Holdings Inc.	8,098	201
* Neurocrine Biosciences Inc.	3,957	196
* Seattle Genetics Inc.	4,431	179
* Anacor Pharmaceuticals Inc.	1,770	176
* ABIOMED Inc.	1,761	175

	Patterson Cos. Inc.	3,572	174
*	Charles River Laboratories International Inc.	2,021	174
	Bio-Techne Corp.	1,561	172
*	Amsurg Corp.	2,246	168
*	Endo International plc	9,773	155
*	Alere Inc.	3,581	154
	HealthSouth Corp.	3,774	152
*	Brookdale Senior Living Inc.	8,300	149
*	Acadia Healthcare Co. Inc.	2,475	146
*	PAREXEL International Corp.	2,292	144
*	Team Health Holdings Inc.	3,000	144
*,^ OPKO Health Inc.		12,720	135
	Bruker Corp.	5,036	133
*	Tenet Healthcare Corp.	4,481	130
*	Bio-Rad Laboratories Inc. Class A	866	129
*	Prestige Brands Holdings Inc.	2,319	125
*	ACADIA Pharmaceuticals Inc.	3,514	125
*	LifePoint Health Inc.	1,854	123
	Hill-Rom Holdings Inc.	2,439	120
*	NuVasive Inc.	2,198	120
*	WebMD Health Corp.	1,787	117
	Ionis Pharmaceuticals Inc.	5,114	116
*	Veeva Systems Inc. Class A	3,453	114
*	Medicines Co.	3,001	113
*	Allscripts Healthcare Solutions Inc.	8,135	110
*	Catalent Inc.	3,902	110
	Owens & Minor Inc.	2,897	108
*	Masimo Corp.	2,158	107
*	Medidata Solutions Inc.	2,327	107
*	Ultragenyx Pharmaceutical Inc.	1,460	107
*	Impax Laboratories Inc.	3,067	105
	Cantel Medical Corp.	1,576	105
	LivaNova plc	2,124	104
*	Akorn Inc.	3,453	103
*	Nektar Therapeutics	6,592	102
*	Myriad Genetics Inc.	2,944	100
	Chemed Corp.	761	99
*	Ligand Pharmaceuticals Inc.	828	99
*	Intercept Pharmaceuticals Inc.	665	99
*	Integra LifeSciences Holdings Corp.	1,286	96
*	AMN Healthcare Services Inc.	2,468	92
*	Molina Healthcare Inc.	1,872	91
*	Neogen Corp.	1,791	88
*	Globus Medical Inc.	3,504	85
*	Cepheid	2,998	84
*	Insulet Corp.	2,786	84
*	Cambrex Corp.	1,662	81
*	Prothena Corp. plc	1,662	81
*	ExamWorks Group Inc.	2,295	80
	Wright Medical Group NV	4,131	80
*	Kite Pharma Inc.	1,534	79
*	ARIAD Pharmaceuticals Inc.	8,699	77
*	Ironwood Pharmaceuticals Inc. Class A	6,156	77
*	Halyard Health Inc.	2,470	77
*	Amedisys Inc.	1,478	75
*	Select Medical Holdings Corp.	5,830	74
*	Depomed Inc.	3,534	72

*,^ Intrexon Corp.		2,337	72
*	Emergent BioSolutions Inc.	1,626	71
*	Haemonetics Corp.	2,535	71
*	Pacira Pharmaceuticals Inc.	1,522	71
*	Exelixis Inc.	10,870	71
*	Novavax Inc.	11,569	70
*	Air Methods Corp.	2,063	70
*	Bluebird Bio Inc.	1,543	70
*	Magellan Health Inc.	1,032	68
*	Acorda Therapeutics Inc.	2,356	67
*	Achillion Pharmaceuticals Inc.	6,959	65
*	Omnicell Inc.	1,954	63
*	ICU Medical Inc.	601	62
*	Cynosure Inc. Class A	1,303	62
*	Community Health Systems Inc.	4,623	62
*	Halozyme Therapeutics Inc.	6,100	61
	CONMED Corp.	1,525	61
*	Agios Pharmaceuticals Inc.	1,078	60
*	HMS Holdings Corp.	3,626	60
*	Premier Inc. Class A	1,883	60
*	NxStage Medical Inc.	3,147	59
*	Portola Pharmaceuticals Inc.	2,155	59
*	Ophthotech Corp.	1,089	58
	Analogic Corp.	710	58
*	Nevro Corp.	834	58
*	Surgical Care Affiliates Inc.	1,260	56
*	TherapeuticsMD Inc.	6,287	56
*	Zeltiq Aesthetics Inc.	1,952	56
*	HealthEquity Inc.	2,144	55
*	PharMerica Corp.	2,027	54
	Abaxis Inc.	1,167	54
	Ensign Group Inc.	2,698	54
*	VWR Corp.	1,810	52
*	Luminex Corp.	2,516	52
*	PRA Health Sciences Inc.	1,084	51
*	Natus Medical Inc.	1,575	51
*	Acceleron Pharma Inc.	1,464	50
*	Momenta Pharmaceuticals Inc.	4,251	50
*	Radius Health Inc.	1,378	50
*	Merit Medical Systems Inc.	2,644	50
	Meridian Bioscience Inc.	2,528	49
*	MiMedx Group Inc.	6,099	48
*	Keryx Biopharmaceuticals Inc.	7,941	48
*	Inogen Inc.	985	47
*	Retrophin Inc.	2,591	46
*	Repligen Corp.	1,918	46
*	Vascular Solutions Inc.	1,189	45
*	Anika Therapeutics Inc.	941	45
*	MacroGenics Inc.	1,738	44
*	FibroGen Inc.	2,358	44
*	Lexicon Pharmaceuticals Inc.	3,073	44
*	Cempra Inc.	2,315	44
*	TESARO Inc.	932	43
*	Providence Service Corp.	901	43
*	Intra-Cellular Therapies Inc. Class A	1,098	42
*	LHC Group Inc.	996	42
*	Merrimack Pharmaceuticals Inc.	6,269	42

	National HealthCare Corp.	672	42
*	NeoGenomics Inc.	4,633	42
	Kindred Healthcare Inc.	3,487	41
*	INC Research Holdings Inc. Class A	945	41
*	Five Prime Therapeutics Inc.	896	41
	Innoviva Inc.	3,558	40
*	Relypsa Inc.	2,073	40
*	Puma Biotechnology Inc.	1,043	39
*	Sarepta Therapeutics Inc.	1,869	39
*	Juno Therapeutics Inc.	893	39
*	Cross Country Healthcare Inc.	2,838	39
*	Endologix Inc.	2,997	38
*	Alder Biopharmaceuticals Inc.	1,229	37
*	HeartWare International Inc.	1,234	36
*	CorVel Corp.	753	36
*	Sage Therapeutics Inc.	1,082	36
*	Triple-S Management Corp. Class B	1,540	35
*	ZIOPHARM Oncology Inc.	4,462	35
*	Greatbatch Inc.	1,097	35
*	OraSure Technologies Inc.	4,488	34
*	Amicus Therapeutics Inc.	4,845	34
*	Orthofix International NV	775	34
*	Dermira Inc.	1,029	33
*	Pacific Biosciences of California Inc.	3,326	32
*	Heron Therapeutics Inc.	1,494	32
*	Cytokinetics Inc.	3,860	31
*	Albany Molecular Research Inc.	2,113	31
	US Physical Therapy Inc.	525	30
*	Inovio Pharmaceuticals Inc.	2,655	30
*	AMAG Pharmaceuticals Inc.	1,401	30
*	Epizyme Inc.	2,694	30
*	Enanta Pharmaceuticals Inc.	1,213	30
*	Omeros Corp.	2,534	30
*	Dynavax Technologies Corp.	1,742	29
*	Spectranetics Corp.	1,563	29
*	Fluidigm Corp.	2,872	28
*	Insmed Inc.	2,369	28
*	Accelerate Diagnostics Inc.	2,194	28
*	Exact Sciences Corp.	4,168	28
*	Atara Biotherapeutics Inc.	1,528	28
*	Akebia Therapeutics Inc.	3,071	27
*	LDR Holding Corp.	1,292	27
*	Ardelyx Inc.	2,943	27
*	Otonomy Inc.	1,806	27
*	SciClone Pharmaceuticals Inc.	1,866	26
*	Theravance Biopharma Inc.	1,143	26
	Aralez Pharmaceuticals Inc.	6,351	25
*	Supernus Pharmaceuticals Inc.	1,287	25
	Quality Systems Inc.	1,955	25
*	Lannett Co. Inc.	1,011	25
	Atrion Corp.	62	24
*	TG Therapeutics Inc.	3,224	24
*	Revance Therapeutics Inc.	1,071	22
	Aimmune Therapeutics Inc.	1,430	22
*,^ Trovagene Inc.		4,155	22
*	Intersect ENT Inc.	1,646	22
	PDL BioPharma Inc.	5,995	22

*	La Jolla Pharmaceutical Co.	1,336	22
*	BioTelemetry Inc.	1,210	21
*	Capital Senior Living Corp.	1,136	21
*	Amphastar Pharmaceuticals Inc.	1,293	20
*	Genomic Health Inc.	756	20
*	Press Ganey Holdings Inc.	585	20
*	Cerus Corp.	3,579	20
*	Immunomedics Inc.	4,092	20
*	Trevena Inc.	2,678	20
*	Clovis Oncology Inc.	1,161	20
*	Geron Corp.	6,488	19
	Computer Programs & Systems Inc.	460	19
*	Cardiovascular Systems Inc.	1,126	19
*	ImmunoGen Inc.	3,324	19
*	Quidel Corp.	1,126	19
	Seres Therapeutics Inc.	614	19
	Glaukos Corp.	763	19
*	Array BioPharma Inc.	4,906	18
*	Accuray Inc.	3,271	18
*	Spectrum Pharmaceuticals Inc.	2,367	18
*	Rockwell Medical Inc.	1,835	18
*	Sangamo BioSciences Inc.	2,525	17
*	Spark Therapeutics Inc.	311	17
*	ANI Pharmaceuticals Inc.	319	17
	Universal American Corp.	2,063	17
*,^ MannKind Corp.		17,891	17
*	Celldex Therapeutics Inc.	3,639	17
*	Coherus Biosciences Inc.	889	17
*	AtriCure Inc.	1,132	16
*	Vanda Pharmaceuticals Inc.	1,573	16
*	Healthways Inc.	1,295	16
*	Raptor Pharmaceutical Corp.	2,795	15
	Quorum Health Corp.	1,155	15
	Global Blood Therapeutics Inc.	639	15
*	Arena Pharmaceuticals Inc.	8,394	15
*	Eagle Pharmaceuticals Inc.	319	15
	Landauer Inc.	374	15
	Invacare Corp.	1,334	14
	Arrowhead Pharmaceuticals Inc.	2,326	14
*	Synergy Pharmaceuticals Inc.	3,819	14
*	Xencor Inc.	991	14
*	Adeptus Health Inc. Class A	193	14
*	Almost Family Inc.	316	13
*	XenoPort Inc.	1,838	13
*	Aerie Pharmaceuticals Inc.	725	13
	CryoLife Inc.	1,116	13
*	SurModics Inc.	578	13
*	Civitas Solutions Inc.	585	13
*	Corcept Therapeutics Inc.	2,126	13
*	Insys Therapeutics Inc.	808	13
	Utah Medical Products Inc.	193	13
*	Progenics Pharmaceuticals Inc.	2,412	12
*	Exactech Inc.	490	12
*	Agenus Inc.	2,847	12
	Phibro Animal Health Corp. Class A	622	12
*	Sucampo Pharmaceuticals Inc. Class A	969	11
*	Lion Biotechnologies Inc.	1,913	11

*	Advaxis Inc.	1,211	11
	Teladoc Inc.	979	11
*	Sagent Pharmaceuticals Inc.	862	11
*,^ Galena Biopharma Inc.		6,030	11
*	Loxo Oncology Inc.	398	11
*	Rigel Pharmaceuticals Inc.	4,161	11
*	Infinity Pharmaceuticals Inc.	2,022	11
	Penumbra Inc.	201	11
*	AngioDynamics Inc.	878	11
*	PTC Therapeutics Inc.	1,256	10
	Editas Medicine Inc.	270	10
*	GenMark Diagnostics Inc.	1,266	10
*	Chimerix Inc.	1,919	9
	Avexis Inc.	214	9
*	TransEnterix Inc.	4,944	9
*	Flexion Therapeutics Inc.	514	9
*	NewLink Genetics Corp.	762	9
	Teligent Inc.	1,489	9
*	Aratana Therapeutics Inc.	1,239	9
	Surgery Partners Inc.	630	9
*	Foundation Medicine Inc.	459	9
*	Curis Inc.	4,890	9
*	OncoMed Pharmaceuticals Inc.	574	9
*	BioCryst Pharmaceuticals Inc.	2,504	8
*	RadNet Inc.	1,623	8
	Zogenix Inc.	836	8
*	NanoString Technologies Inc.	611	8
*	Esperion Therapeutics Inc.	480	8
*	Sorrento Therapeutics Inc.	1,180	8
*	RTI Surgical Inc.	2,149	8
*	Organovo Holdings Inc.	2,751	8
*	CytRx Corp.	2,681	8
*	Karyopharm Therapeutics Inc.	832	8
*	STAAR Surgical Co.	1,460	8
*	Oxford Immunotec Global plc	888	8
*	InVivo Therapeutics Holdings Corp.	1,149	8
*	K2M Group Holdings Inc.	605	8
	ConforMIS Inc.	992	7
*	Versartis Inc.	807	7
	Axovant Sciences Ltd.	557	7
*	ChemoCentryx Inc.	1,357	7
*	Imprivata Inc.	508	7
*	Applied Genetic Technologies Corp.	399	7
*	Mirati Therapeutics Inc.	354	6
*	Vitae Pharmaceuticals Inc.	621	6
*	Collegium Pharmaceutical Inc.	372	6
*	Blueprint Medicines Corp.	326	6
*	Adamas Pharmaceuticals Inc.	368	6
*	Addus HomeCare Corp.	309	6
*	Stemline Therapeutics Inc.	741	6
*	VIVUS Inc.	4,777	6
*	Tetraphase Pharmaceuticals Inc.	1,363	6
*	Regulus Therapeutics Inc.	985	6
*	Paratek Pharmaceuticals Inc.	374	6
*,^ BioTime Inc.		2,102	6
*	Navidea Biopharmaceuticals Inc.	7,218	6
*	OvaScience Inc.	804	6

* Tandem Diabetes Care Inc.	894	6
* BioSpecifics Technologies Corp.	156	6
* AAC Holdings Inc.	266	6
* Concert Pharmaceuticals Inc.	426	6
Natera Inc.	402	6
* Antares Pharma Inc.	5,583	5
* BioScrip Inc.	1,995	5
* Ocular Therapeutix Inc.	441	5
* Heska Corp.	142	5
* Immune Design Corp.	409	5
LeMaitre Vascular Inc.	363	5
Foamix Pharmaceuticals Ltd.	684	5
* Entellus Medical Inc.	274	5
* Castlight Health Inc. Class B	1,148	5
* Vital Therapies Inc.	569	5
* Zafgen Inc.	634	4
* Cutera Inc.	425	4
Aclaris Therapeutics Inc.	221	4
* Five Star Quality Care Inc.	2,159	4
* BioDelivery Sciences International Inc.	1,919	4
* Oncothyreon Inc.	3,686	4
* Cellular Biomedicine Group Inc.	287	4
* T2 Biosystems Inc.	482	4
* Sequenom Inc.	4,011	4
* Tokai Pharmaceuticals Inc.	563	4
* Durect Corp.	3,274	4
* Veracyte Inc.	692	4
* Anthera Pharmaceuticals Inc.	1,032	4
Novocure Ltd.	337	4
* Endocyte Inc.	935	4
* Cara Therapeutics Inc.	567	4
* Idera Pharmaceuticals Inc.	2,317	4
* Ignyta Inc.	533	4
REGENXBIO Inc.	286	4
* Peregrine Pharmaceuticals Inc.	8,282	3
* Harvard Bioscience Inc.	948	3
Osiris Therapeutics Inc.	667	3
Nuvectra Corp.	365	3
CytomX Therapeutics Inc.	304	3
* Pfenex Inc.	460	3
Adverum Biotechnologies Inc.	685	3
Voyager Therapeutics Inc.	221	3
* Genocea Biosciences Inc.	645	3
MyoKardia Inc.	242	3
* Aduro Biotech Inc.	234	3
Edge Therapeutics Inc.	337	3
* Invitae Corp.	305	3
* Medgenics Inc.	478	3
* Alimera Sciences Inc.	1,741	3
National Research Corp. Class A	194	3
* Bellicum Pharmaceuticals Inc.	225	3
* Nobilis Health Corp.	948	3
Neos Therapeutics Inc.	241	3
* Agile Therapeutics Inc.	310	2
* CorMedix Inc.	864	2
* Genesis Healthcare Inc.	1,269	2
SeaSpine Holdings Corp.	232	2

*	XBiotech Inc.	145	2
*	Assembly Biosciences Inc.	389	2
*	CTI BioPharma Corp.	4,860	2
*	XOMA Corp.	3,116	2
*	Catalyst Pharmaceuticals Inc.	3,347	2
*	Second Sight Medical Products Inc.	515	2
	NantKwest Inc.	247	2
*	iRadimed Corp.	101	2
*	Dicerna Pharmaceuticals Inc.	501	2
	Dimension Therapeutics Inc.	214	2
*	Fibrocell Science Inc.	692	2
*	Verastem Inc.	1,064	2
	Affimed NV	421	1
*	Aegerion Pharmaceuticals Inc.	816	1
*	Orexigen Therapeutics Inc.	3,498	1
	Zynerba Pharmaceuticals Inc.	159	1
*	Proteon Therapeutics Inc.	214	1
	Catabasis Pharmaceuticals Inc.	200	1
	Invuity Inc.	212	1
*	Cidara Therapeutics Inc.	111	1
	Unilife Corp.	331	1
*	aTyr Pharma Inc.	342	1
*,^ Northwest Biotherapeutics Inc.		1,458	1
	EndoChoice Holdings Inc.	244	1
*	Threshold Pharmaceuticals Inc.	2,247	1
*	Corium International Inc.	249	1
	Lantheus Holdings Inc.	506	1
*	Asterias Biotherapeutics Inc.	312	1
	Abeona Therapeutics Inc.	307	1
	Nivalis Therapeutics Inc.	173	1
*	Pernix Therapeutics Holdings Inc.	1,950	1
	National Research Corp. Class B	23	1
	vTv Therapeutics Inc. Class A	141	1
	Corindus Vascular Robotics Inc.	681	1
*	Calithera Biosciences Inc.	140	1
*	Sientra Inc.	120	1
*	Alliance HealthCare Services Inc.	80	1
*	Synta Pharmaceuticals Corp.	1,602	1
	Oncocyte Corp.	114	—
*	Carbylan Therapeutics Inc.	377	—
	Chiasma Inc.	55	—
*	Flex Pharma Inc.	14	—
*	Tobira Therapeutics Inc.	10	—
	Asterias Biotherapeutics Inc. Warrants Exp. 09/30/2016	70	—
			141,385
Materials & Processing (3.8%)
	EI du Pont de Nemours & Co.	40,801	2,669
	Dow Chemical Co.	50,425	2,590
	Monsanto Co.	19,825	2,230
	Praxair Inc.	12,995	1,428
	Ecolab Inc.	11,900	1,395
	Air Products & Chemicals Inc.	9,680	1,381
	PPG Industries Inc.	12,253	1,319
	LyondellBasell Industries NV Class A	15,658	1,274
	Sherwin-Williams Co.	3,650	1,062
	Ingersoll-Rand plc	11,932	797
	International Paper Co.	18,554	782

Newmont Mining Corp.	23,846	773
Vulcan Materials Co.	5,980	698
Nucor Corp.	14,384	698
Freeport-McMoRan Inc.	56,423	625
Fastenal Co.	12,960	597
Martin Marietta Materials Inc.	2,877	544
Alcoa Inc.	57,123	530
Masco Corp.	15,712	513
Acuity Brands Inc.	1,958	507
Eastman Chemical Co.	6,701	492
Celanese Corp. Class A	6,907	487
International Flavors & Fragrances Inc.	3,646	470
WestRock Co.	11,517	456
Ball Corp.	6,214	449
Sealed Air Corp.	8,899	413
Valspar Corp.	3,662	397
Mosaic Co.	15,704	396
Albemarle Corp.	4,890	384
* Crown Holdings Inc.	5,959	311
Ashland Inc.	2,692	305
Packaging Corp. of America	4,289	293
RPM International Inc.	5,799	291
FMC Corp.	5,971	284
CF Industries Holdings Inc.	9,994	276
Steel Dynamics Inc.	10,948	270
Owens Corning	5,234	267
Lennox International Inc.	1,806	248
WR Grace & Co.	3,073	239
Reliance Steel & Aluminum Co.	3,143	234
AptarGroup Inc.	2,802	216
Bemis Co. Inc.	4,169	210
Sonoco Products Co.	4,299	205
* Berry Plastics Group Inc.	4,937	193
Graphic Packaging Holding Co.	13,763	184
Olin Corp.	7,801	179
Hexcel Corp.	4,054	177
Eagle Materials Inc.	2,099	164
Royal Gold Inc.	2,781	156
Watsco Inc.	1,102	148
PolyOne Corp.	3,898	146
Valmont Industries Inc.	1,048	145
NewMarket Corp.	356	144
Sensient Technologies Corp.	2,044	139
Huntsman Corp.	9,235	138
* Owens-Illinois Inc.	7,283	138
Cabot Corp.	2,846	130
Scotts Miracle-Gro Co. Class A	1,865	130
Southern Copper Corp.	4,934	129
* Axalta Coating Systems Ltd.	4,442	125
* USG Corp.	4,225	122
Belden Inc.	1,851	120
* Louisiana-Pacific Corp.	6,485	119
Timken Co.	3,511	117
Tahoe Resources Inc.	9,637	115
HB Fuller Co.	2,409	110
Domtar Corp.	2,828	109
Compass Minerals International Inc.	1,375	107

*	Beacon Roofing Supply Inc.	2,428	105
*	Masonite International Corp.	1,463	102
*	Rexnord Corp.	4,798	100
	Commercial Metals Co.	5,621	97
	United States Steel Corp.	6,660	96
	Silgan Holdings Inc.	1,859	95
	Minerals Technologies Inc.	1,645	95
	Balchem Corp.	1,544	93
*	Chemtura Corp.	3,329	89
	Mueller Industries Inc.	2,851	89
*	RBC Bearings Inc.	1,160	87
	Mueller Water Products Inc. Class A	7,824	86
	Worthington Industries Inc.	2,300	86
	Westlake Chemical Corp.	1,874	83
	Universal Forest Products Inc.	977	82
*	Armstrong World Industries Inc.	1,890	78
	US Silica Holdings Inc.	2,649	76
	Kaiser Aluminum Corp.	871	75
*	Trex Co. Inc.	1,631	74
	GCP Applied Technologies Inc.	3,073	73
	Simpson Manufacturing Co. Inc.	1,822	72
	Axiall Corp.	2,932	68
*	Clearwater Paper Corp.	1,076	67
	Apogee Enterprises Inc.	1,478	67
	Comfort Systems USA Inc.	2,082	67
	Chemours Co.	7,567	66
	Hecla Mining Co.	15,976	65
*	Coeur Mining Inc.	8,395	63
*	Kraton Performance Polymers Inc.	2,323	63
	Quaker Chemical Corp.	726	63
	Interface Inc. Class A	3,662	62
	Carpenter Technology Corp.	1,932	62
	AAON Inc.	2,248	62
*	Headwaters Inc.	3,244	62
*	Stillwater Mining Co.	6,084	62
	Schweitzer-Mauduit International Inc.	1,786	61
*	MRC Global Inc.	4,304	61
	Neenah Paper Inc.	869	60
	Stepan Co.	1,038	60
*	Ferro Corp.	4,207	58
	Innospec Inc.	1,180	57
^	Allegheny Technologies Inc.	4,562	56
*	Boise Cascade Co.	2,449	56
	Cabot Microelectronics Corp.	1,286	55
	KapStone Paper and Packaging Corp.	3,559	54
*	Gibraltar Industries Inc.	1,785	53
	Ingevity Corp.	1,801	52
*	Platform Specialty Products Corp.	5,519	52
	PH Glatfelter Co.	2,508	51
	Advanced Drainage Systems Inc.	2,098	51
*	US Concrete Inc.	783	50
	Calgon Carbon Corp.	3,224	48
*,^ Cliffs Natural Resources Inc.		11,190	48
*	Patrick Industries Inc.	882	47
	Greif Inc. Class A	1,288	46
	Quanex Building Products Corp.	2,290	46
	A Schulman Inc.	1,790	45

* AK Steel Holding Corp.	10,150	43
* Summit Materials Inc. Class A	1,963	43
Ferroglobe plc	4,350	40
Hawkins Inc.	869	34
Tredegar Corp.	2,075	34
BMC Stock Holdings Inc.	1,646	32
Innophos Holdings Inc.	835	32
Olympic Steel Inc.	1,291	31
Univar Inc.	1,619	30
Deltic Timber Corp.	439	28
Haynes International Inc.	968	28
* Continental Building Products Inc.	1,212	28
* Installed Building Products Inc.	830	28
AEP Industries Inc.	427	26
Aceto Corp.	1,148	26
* Trinseo SA	532	25
NN Inc.	1,402	23
Global Brass & Copper Holdings Inc.	840	23
* Builders FirstSource Inc.	1,922	23
Griffon Corp.	1,301	22
Oil-Dri Corp. of America	668	22
Rayonier Advanced Materials Inc.	1,525	20
Materion Corp.	811	20
* PGT Inc.	1,768	19
Insteel Industries Inc.	683	19
* Koppers Holdings Inc.	725	18
* NCI Building Systems Inc.	1,123	18
Schnitzer Steel Industries Inc.	1,106	18
* Nortek Inc.	338	17
Chase Corp.	270	16
* American Vanguard Corp.	1,209	16
* Ply Gem Holdings Inc.	1,028	15
Armstrong Flooring Inc.	814	13
TimkenSteel Corp.	1,504	13
Myers Industries Inc.	939	13
* Century Aluminum Co.	2,036	13
* Veritiv Corp.	336	13
LSI Industries Inc.	1,143	13
* OMNOVA Solutions Inc.	1,804	12
Multi Packaging Solutions International Ltd.	767	12
* Unifi Inc.	466	12
* Landec Corp.	966	11
Tronox Ltd. Class A	2,253	10
FutureFuel Corp.	914	10
Culp Inc.	366	10
* LSB Industries Inc.	719	9
KMG Chemicals Inc.	371	8
Kronos Worldwide Inc.	1,038	6
* Senomyx Inc.	2,095	6
Energy Fuels Inc.	1,949	4
LB Foster Co. Class A	349	4
* Ryerson Holding Corp.	281	4
* Handy & Harman Ltd.	155	4
Omega Flex Inc.	90	3
Rentech Inc.	1,178	3
United States Lime & Minerals Inc.	55	3
* Lawson Products Inc.	145	3

* Intrepid Potash Inc.	2,109	3
* Core Molding Technologies Inc.	212	3
* Uranium Energy Corp.	2,575	2
* Northwest Pipe Co.	205	2
Valhi Inc.	559	1
* NL Industries Inc.	129	—
		38,428
Other (0.0%)[2]
Dyax Corp CVR Exp. 12/31/2019	6,727	8
* Leap Wireless International Inc CVR	1,716	4
Red Rock Resorts Inc. Class A	200	4
US Foods Holding Corp.	120	3
American Renal Associates Holdings Inc.	60	2
Cotiviti Holdings Inc.	90	2
Reata Pharmaceuticals Inc. Class A	100	2
Restaurant Brands International LP	32	1
Acacia Communications Inc.	33	1
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	2,322	—
* Cubist Pharmaceuticals, Inc. CVR	1,151	—
* Omthera Pharmaceuticals Inc. CVR	152	—
* Durata Therapeutics Inc CVR Exp. 12/31/2018	12	—
* Clinical Data Contingent Value Rights	32	—
* Gerber Scientific Inc. CVR	223	—
		27
Producer Durables (10.9%)
General Electric Co.	424,708	12,839
3M Co.	28,591	4,812
Honeywell International Inc.	35,233	4,011
United Technologies Corp.	37,700	3,792
Boeing Co.	29,344	3,702
Accenture plc Class A	28,311	3,368
Union Pacific Corp.	39,465	3,323
United Parcel Service Inc. Class B	31,620	3,260
Lockheed Martin Corp.	12,231	2,889
Danaher Corp.	26,877	2,644
FedEx Corp.	12,099	1,996
Caterpillar Inc.	27,208	1,973
Automatic Data Processing Inc.	21,163	1,859
Raytheon Co.	13,754	1,783
General Dynamics Corp.	12,439	1,765
Northrop Grumman Corp.	8,221	1,748
Emerson Electric Co.	30,122	1,567
Delta Air Lines Inc.	34,777	1,511
Illinois Tool Works Inc.	13,487	1,430
Eaton Corp. plc	21,053	1,297
Southwest Airlines Co.	30,122	1,280
Waste Management Inc.	20,635	1,258
CSX Corp.	44,530	1,177
Deere & Co.	14,253	1,173
Norfolk Southern Corp.	13,740	1,155
PACCAR Inc.	15,992	892
Cummins Inc.	7,693	881
American Airlines Group Inc.	26,078	832
Tyco International plc	18,977	809
Paychex Inc.	14,624	793
Stanley Black & Decker Inc.	6,929	784

Roper Technologies Inc.	4,432	758
Parker-Hannifin Corp.	6,251	718
Rockwell Automation Inc.	6,066	704
* United Continental Holdings Inc.	15,141	683
WW Grainger Inc.	2,830	646
* TransDigm Group Inc.	2,407	634
* Verisk Analytics Inc. Class A	7,636	606
Republic Services Inc. Class A	10,929	528
Rockwell Collins Inc.	5,962	527
* Waters Corp.	3,728	513
AMETEK Inc.	10,647	509
CH Robinson Worldwide Inc.	6,574	493
Pentair plc	8,097	488
L-3 Communications Holdings Inc.	3,541	486
Dover Corp.	7,229	483
Textron Inc.	12,514	476
Kansas City Southern	4,983	464
* Mettler-Toledo International Inc.	1,233	463
Xerox Corp.	45,631	455
Snap-on Inc.	2,624	425
Expeditors International of Washington Inc.	8,621	419
Alaska Air Group Inc.	5,843	388
Cintas Corp.	4,059	385
* IHS Inc. Class A	3,101	381
* Stericycle Inc.	3,834	376
Xylem Inc.	7,831	350
JB Hunt Transport Services Inc.	4,154	344
Fluor Corp.	6,280	331
Huntington Ingalls Industries Inc.	2,137	328
Wabtec Corp.	4,187	324
* Middleby Corp.	2,489	309
* Trimble Navigation Ltd.	11,695	299
* CoStar Group Inc.	1,443	298
Avery Dennison Corp.	3,970	295
Carlisle Cos. Inc.	2,805	291
* Jacobs Engineering Group Inc.	5,661	287
* Spirit AeroSystems Holdings Inc. Class A	6,089	285
IDEX Corp.	3,414	285
Flowserve Corp.	5,882	283
Allegion plc	4,177	283
AO Smith Corp.	3,346	275
Hubbell Inc. Class B	2,560	272
* United Rentals Inc.	3,891	271
* Copart Inc.	5,373	266
* HD Supply Holdings Inc.	7,527	266
ManpowerGroup Inc.	3,138	250
Robert Half International Inc.	5,881	245
* JetBlue Airways Corp.	13,175	236
* Keysight Technologies Inc.	7,613	233
B/E Aerospace Inc.	4,784	228
Toro Co.	2,521	225
Orbital ATK Inc.	2,569	224
Macquarie Infrastructure Corp.	3,119	223
Nordson Corp.	2,535	220
Allison Transmission Holdings Inc.	7,412	208
* AECOM	6,377	205
Graco Inc.	2,426	195

Donaldson Co. Inc.	5,806	195
Lincoln Electric Holdings Inc.	3,207	193
* Old Dominion Freight Line Inc.	2,961	191
* Genpact Ltd.	6,665	188
FLIR Systems Inc.	5,770	180
Curtiss-Wright Corp.	2,061	172
* Quanta Services Inc.	7,121	171
AGCO Corp.	3,193	166
Woodward Inc.	2,851	162
* Kirby Corp.	2,309	162
MAXIMUS Inc.	2,800	161
Chicago Bridge & Iron Co. NV	4,178	160
BWX Technologies Inc.	4,497	158
Oshkosh Corp.	3,406	156
Ryder System Inc.	2,234	156
Pitney Bowes Inc.	8,345	155
MSC Industrial Direct Co. Inc. Class A	2,067	155
* Genesee & Wyoming Inc. Class A	2,536	152
RR Donnelley & Sons Co.	8,966	146
* Teledyne Technologies Inc.	1,485	146
National Instruments Corp.	4,851	139
Deluxe Corp.	2,090	136
ITT Inc.	3,833	136
Air Lease Corp. Class A	4,349	131
Landstar System Inc.	1,917	130
EMCOR Group Inc.	2,733	130
* Spirit Airlines Inc.	2,981	130
* Dycom Industries Inc.	1,505	128
* Clean Harbors Inc.	2,458	127
CLARCOR Inc.	2,131	126
Convergys Corp.	4,452	126
Healthcare Services Group Inc.	3,195	125
Crane Co.	2,158	124
Booz Allen Hamilton Holding Corp. Class A	4,217	123
* Colfax Corp.	4,538	123
* Generac Holdings Inc.	3,210	122
Littelfuse Inc.	1,052	120
* Darling Ingredients Inc.	7,794	120
* WESCO International Inc.	2,022	118
Trinity Industries Inc.	6,368	115
* Zebra Technologies Corp.	2,145	114
Rollins Inc.	3,982	113
EnerSys	1,863	112
Lexmark International Inc. Class A	2,891	109
HEICO Corp. Class A	1,959	108
Regal Beloit Corp.	1,853	106
Manitowoc Foodservice Inc.	6,343	104
Terex Corp.	4,892	104
HNI Corp.	2,178	100
* WageWorks Inc.	1,786	100
* XPO Logistics Inc.	3,330	97
* Electronics For Imaging Inc.	2,201	96
GATX Corp.	2,103	96
Hillenbrand Inc.	3,071	96
* Moog Inc. Class A	1,759	95
ABM Industries Inc.	2,755	94
Herman Miller Inc.	2,952	93

Applied Industrial Technologies Inc.	2,042	92
* FTI Consulting Inc.	2,195	92
* Hawaiian Holdings Inc.	2,239	91
Covanta Holding Corp.	5,426	90
* Esterline Technologies Corp.	1,338	90
* On Assignment Inc.	2,383	90
Tetra Tech Inc.	2,919	89
CEB Inc.	1,386	88
KBR Inc.	6,029	88
Barnes Group Inc.	2,619	87
John Bean Technologies Corp.	1,432	87
* Itron Inc.	1,922	85
* KLX Inc.	2,558	84
UniFirst Corp.	721	83
Actuant Corp. Class A	3,023	82
Mobile Mini Inc.	2,378	82
Knight Transportation Inc.	3,130	82
* Virgin America Inc.	1,453	81
Kennametal Inc.	3,318	81
* ExlService Holdings Inc.	1,567	81
Allegiant Travel Co. Class A	580	81
Granite Construction Inc.	1,861	80
* Advanced Energy Industries Inc.	2,091	80
* Proto Labs Inc.	1,188	78
Triumph Group Inc.	2,060	78
* MasTec Inc.	3,349	77
Brady Corp. Class A	2,421	77
Korn/Ferry International	2,658	77
G&K Services Inc. Class A	1,006	75
Forward Air Corp.	1,656	75
Franklin Electric Co. Inc.	2,248	75
Nordic American Tankers Ltd.	4,873	75
AZZ Inc.	1,267	75
MSA Safety Inc.	1,482	75
TopBuild Corp.	2,057	74
* Huron Consulting Group Inc.	1,267	74
* Hub Group Inc. Class A	1,829	73
Steelcase Inc. Class A	4,538	72
Matson Inc.	2,137	71
Copa Holdings SA Class A	1,373	71
Watts Water Technologies Inc. Class A	1,214	70
Joy Global Inc.	4,071	69
* Swift Transportation Co.	4,445	69
* TASER International Inc.	3,082	69
Exponent Inc.	1,278	69
Brink's Co.	2,337	68
Aircastle Ltd.	3,196	68
Knoll Inc.	2,721	68
HEICO Corp.	999	66
Standex International Corp.	731	63
Babcock & Wilcox Enterprises Inc.	2,886	63
* ACCO Brands Corp.	6,278	62
* Sykes Enterprises Inc.	2,091	62
Essendant Inc.	1,964	60
Badger Meter Inc.	800	60
* Atlas Air Worldwide Holdings Inc.	1,366	60
Albany International Corp.	1,522	60

^ Ship Finance International Ltd.	3,684	59
* TriNet Group Inc.	2,921	59
EnPro Industries Inc.	1,163	59
Kaman Corp.	1,376	59
Werner Enterprises Inc.	2,349	58
* Tutor Perini Corp.	2,576	58
* Advisory Board Co.	1,771	58
CIRCOR International Inc.	1,021	57
Tennant Co.	1,058	57
ESCO Technologies Inc.	1,408	57
US Ecology Inc.	1,251	57
Briggs & Stratton Corp.	2,533	57
* Wabash National Corp.	3,963	56
* Team Inc.	1,765	54
* Chart Industries Inc.	2,020	52
Heartland Express Inc.	2,837	52
Raven Industries Inc.	2,588	52
AAR Corp.	2,132	52
^ Insperity Inc.	716	52
Cubic Corp.	1,262	51
SPX FLOW Inc.	1,716	51
* Rush Enterprises Inc. Class A	2,324	51
* Wesco Aircraft Holdings Inc.	3,523	50
Encore Wire Corp.	1,246	49
Federal Signal Corp.	3,715	48
SkyWest Inc.	2,021	48
Greenbrier Cos. Inc.	1,650	47
General Cable Corp.	3,462	47
Primoris Services Corp.	2,173	47
* TrueBlue Inc.	2,357	47
* TriMas Corp.	2,725	47
* OSI Systems Inc.	867	46
* Astronics Corp.	1,162	45
* Thermon Group Holdings Inc.	2,214	44
Scorpio Tankers Inc.	7,473	44
* FARO Technologies Inc.	1,231	44
* Lydall Inc.	1,146	43
* Aegion Corp. Class A	2,158	43
Gorman-Rupp Co.	1,381	43
* Paylocity Holding Corp.	1,163	43
Alamo Group Inc.	691	43
H&E Equipment Services Inc.	2,176	42
* Aerojet Rocketdyne Holdings Inc.	2,404	41
Kadant Inc.	832	41
Sun Hydraulics Corp.	1,407	41
Kelly Services Inc. Class A	2,061	41
* Echo Global Logistics Inc.	1,790	41
Astec Industries Inc.	756	40
Resources Connection Inc.	2,583	40
MTS Systems Corp.	836	40
* Air Transport Services Group Inc.	3,140	40
Harsco Corp.	6,028	40
Hyster-Yale Materials Handling Inc.	637	39
Marten Transport Ltd.	1,853	37
* RPX Corp.	3,645	37
Douglas Dynamics Inc.	1,665	36
* MYR Group Inc.	1,491	36

DHT Holdings Inc.	6,589	36
* Modine Manufacturing Co.	3,507	35
Lindsay Corp.	475	34
* ICF International Inc.	786	32
Kimball International Inc. Class B	2,721	32
* InnerWorkings Inc.	3,693	32
* Navigant Consulting Inc.	1,939	31
Multi-Color Corp.	487	30
ArcBest Corp.	1,762	30
Manitowoc Co. Inc.	5,162	29
Altra Industrial Motion Corp.	981	27
* PHH Corp.	1,804	26
McGrath RentCorp	902	26
* Covenant Transportation Group Inc. Class A	1,198	26
SPX Corp.	1,539	25
NACCO Industries Inc. Class A	481	25
* Saia Inc.	930	24
* Aerovironment Inc.	819	24
* Vishay Precision Group Inc.	1,672	23
Quad/Graphics Inc.	1,152	22
* Navistar International Corp.	1,961	22
* CBIZ Inc.	2,027	21
Milacron Holdings Corp.	1,239	20
GasLog Ltd.	1,532	19
Teekay Corp.	1,762	19
TeleTech Holdings Inc.	667	18
* Engility Holdings Inc.	748	18
Bristow Group Inc.	1,312	18
TAL International Group Inc.	1,197	17
Ennis Inc.	936	17
Frontline Ltd.	1,924	17
Argan Inc.	489	17
American Railcar Industries Inc.	410	16
Kforce Inc.	852	16
Forrester Research Inc.	432	16
* Mistras Group Inc.	634	16
VSE Corp.	228	15
Hackett Group Inc.	1,010	15
Mesa Laboratories Inc.	143	14
Powell Industries Inc.	386	14
* Casella Waste Systems Inc. Class A	1,891	14
* Plug Power Inc.	6,912	13
* YRC Worldwide Inc.	1,412	13
* Vectrus Inc.	511	13
* GP Strategies Corp.	533	13
* SP Plus Corp.	570	13
Miller Industries Inc.	569	12
Textainer Group Holdings Ltd.	886	12
Titan International Inc.	1,839	12
Heidrick & Struggles International Inc.	631	12
Teekay Tankers Ltd. Class A	3,173	11
* DHI Group Inc.	1,571	11
Barrett Business Services Inc.	293	11
* Ascent Capital Group Inc. Class A	579	11
* Great Lakes Dredge & Dock Corp.	2,343	11
Columbus McKinnon Corp.	663	10
* Dorian LPG Ltd.	1,067	10

	Graham Corp.	522	9
	Hurco Cos. Inc.	291	9
	Celadon Group Inc.	945	9
*	Roadrunner Transportation Systems Inc.	1,127	9
	CECO Environmental Corp.	1,092	9
	Park-Ohio Holdings Corp.	288	9
	Ardmore Shipping Corp.	892	8
*	Monster Worldwide Inc.	3,190	8
*	Titan Machinery Inc.	788	8
*	PHI Inc.	491	8
*	Control4 Corp.	1,058	8
*	USA Truck Inc.	414	8
	FreightCar America Inc.	568	8
*	Ducommun Inc.	484	8
*	Kratos Defense & Security Solutions Inc.	1,935	8
*	Heritage-Crystal Clean Inc.	613	7
*	DXP Enterprises Inc.	524	7
	Tidewater Inc.	1,636	7
*	Hill International Inc.	1,601	7
*	ServiceSource International Inc.	1,804	7
*	Orion Marine Group Inc.	1,381	6
	Navios Maritime Acquisition Corp.	3,388	6
	Scorpio Bulkers Inc.	1,420	6
	Electro Rent Corp.	411	5
*	CRA International Inc.	228	5
*	CAI International Inc.	688	5
	Universal Logistics Holdings Inc.	360	5
*	Commercial Vehicle Group Inc.	1,376	5
	Gener8 Maritime Inc.	660	5
*	PFSweb Inc.	369	5
*	Astronics Corp. Class B	120	5
*	Liquidity Services Inc.	597	4
*	Vicor Corp.	379	4
	Allied Motion Technologies Inc.	162	4
*	Xerium Technologies Inc.	577	4
*	NV5 Global Inc.	121	3
	Preformed Line Products Co.	74	3
*	ExOne Co.	295	3
*	TRC Cos. Inc.	487	3
	Marlin Business Services Corp.	172	3
*	HC2 Holdings Inc.	580	3
^	Navios Maritime Holdings Inc.	2,327	3
*	Radiant Logistics Inc.	781	3
*	Neff Corp. Class A	268	2
*	Power Solutions International Inc.	153	2
*	Gulfmark Offshore Inc.	729	2
*	PAM Transportation Services Inc.	92	2
*	Volt Information Sciences Inc.	280	2
	CDI Corp.	275	2
	Twin Disc Inc.	177	2
*,^ Patriot National Inc.		224	2
*	Golden Ocean Group Ltd.	1,935	2
*	Accuride Corp.	890	1
*	Blue Bird Corp.	120	1
	Safe Bulkers Inc.	848	1
*	Eagle Bulk Shipping Inc.	662	—

* Ultrapetrol Bahamas Ltd.	374	—
		110,294
Technology (16.6%)
Apple Inc.	260,167	25,980
Microsoft Corp.	365,324	19,362
* Facebook Inc. Class A	97,727	11,611
Alphabet Inc. Class C	13,259	9,755
Alphabet Inc. Class A	12,993	9,730
Intel Corp.	213,819	6,755
Cisco Systems Inc.	229,228	6,659
International Business Machines Corp.	40,927	6,292
Oracle Corp.	142,806	5,741
QUALCOMM Inc.	67,747	3,721
Texas Instruments Inc.	46,891	2,842
Broadcom Ltd.	17,016	2,627
* salesforce.com Inc.	29,567	2,475
EMC Corp.	87,532	2,447
* Adobe Systems Inc.	22,548	2,243
* Cognizant Technology Solutions Corp. Class A	27,517	1,691
* Yahoo! Inc.	42,297	1,605
Hewlett Packard Enterprise Co.	77,368	1,429
Applied Materials Inc.	51,793	1,265
Intuit Inc.	11,576	1,235
NVIDIA Corp.	24,249	1,133
* Electronic Arts Inc.	14,180	1,088
Corning Inc.	50,158	1,048
HP Inc.	77,823	1,041
Activision Blizzard Inc.	22,743	893
Analog Devices Inc.	14,132	827
Amphenol Corp. Class A	13,961	820
* LinkedIn Corp. Class A	4,942	675
* Red Hat Inc.	8,263	640
* Citrix Systems Inc.	7,225	614
* Micron Technology Inc.	47,675	606
* Autodesk Inc.	10,261	598
Lam Research Corp.	7,136	591
* SBA Communications Corp. Class A	5,835	580
Western Digital Corp.	12,364	575
Skyworks Solutions Inc.	8,614	575
Xilinx Inc.	11,659	553
Motorola Solutions Inc.	7,723	535
* ServiceNow Inc.	7,359	527
KLA-Tencor Corp.	7,049	514
Linear Technology Corp.	10,794	511
Microchip Technology Inc.	9,871	510
Maxim Integrated Products Inc.	12,801	486
Symantec Corp.	27,617	479
* Palo Alto Networks Inc.	3,379	441
* Akamai Technologies Inc.	8,048	439
Harris Corp.	5,571	439
CA Inc.	13,492	436
Juniper Networks Inc.	17,796	417
Amdocs Ltd.	6,969	404
CDK Global Inc.	7,226	400
* Twitter Inc.	25,474	388
* Gartner Inc.	3,743	380
* VeriSign Inc.	4,408	377

* Workday Inc. Class A	4,782	363
* Synopsys Inc.	6,990	361
* ANSYS Inc.	4,047	361
* F5 Networks Inc.	3,098	341
* Splunk Inc.	5,835	335
* Qorvo Inc.	6,371	325
NetApp Inc.	12,583	321
* Cadence Design Systems Inc.	12,634	312
Computer Sciences Corp.	6,255	308
* Arrow Electronics Inc.	4,233	274
* Ultimate Software Group Inc.	1,289	264
CDW Corp.	5,945	253
Avnet Inc.	5,938	244
* Tyler Technologies Inc.	1,518	233
SS&C Technologies Holdings Inc.	3,681	227
Ingram Micro Inc.	6,454	223
* Fortinet Inc.	6,413	219
* VMware Inc. Class A	3,569	216
* Manhattan Associates Inc.	3,068	202
ARRIS International plc	8,252	199
FEI Co.	1,819	195
Marvell Technology Group Ltd.	18,980	194
* Nuance Communications Inc.	11,367	190
DST Systems Inc.	1,570	190
Brocade Communications Systems Inc.	20,912	189
* NCR Corp.	6,088	188
* ON Semiconductor Corp.	18,172	178
* PTC Inc.	4,937	176
Teradyne Inc.	8,846	175
* Guidewire Software Inc.	2,920	171
* Teradata Corp.	5,995	170
IAC/InterActiveCorp	2,992	167
* Microsemi Corp.	4,930	167
Cognex Corp.	3,735	161
* EPAM Systems Inc.	2,070	158
CSRA Inc.	6,362	158
Jabil Circuit Inc.	8,030	153
Cypress Semiconductor Corp.	14,310	152
* IMS Health Holdings Inc.	5,493	143
* CommScope Holding Co. Inc.	4,540	141
* Take-Two Interactive Software Inc.	3,578	139
Sabre Corp.	4,911	138
* Aspen Technology Inc.	3,621	138
Leidos Holdings Inc.	2,776	137
* NetSuite Inc.	1,698	135
* Integrated Device Technology Inc.	5,566	130
* VeriFone Systems Inc.	4,882	129
* Universal Display Corp.	1,916	129
* Tech Data Corp.	1,670	126
* Advanced Micro Devices Inc.	27,456	125
Monolithic Power Systems Inc.	1,826	125
* IPG Photonics Corp.	1,424	123
Blackbaud Inc.	1,949	122
* ViaSat Inc.	1,742	120
SYNNEX Corp.	1,306	119
Science Applications International Corp.	2,148	117
* Cavium Inc.	2,331	116

*	Ellie Mae Inc.	1,351	114
	Dolby Laboratories Inc. Class A	2,397	114
*	CACI International Inc. Class A	1,100	111
*	Cree Inc.	4,588	110
*	Rackspace Hosting Inc.	4,414	110
*	Arista Networks Inc.	1,504	110
*	Qlik Technologies Inc.	3,828	110
*	Fairchild Semiconductor International Inc. Class A	5,450	108
*	Tableau Software Inc. Class A	2,072	107
*	Coherent Inc.	1,120	106
*	Cirrus Logic Inc.	2,942	106
*	Cornerstone OnDemand Inc.	2,635	105
*	Synaptics Inc.	1,547	105
	MKS Instruments Inc.	2,557	105
*	Proofpoint Inc.	1,755	103
*	ACI Worldwide Inc.	4,927	102
	InterDigital Inc.	1,721	100
*	Ciena Corp.	5,599	98
*	Zynga Inc. Class A	38,003	98
*	Silicon Laboratories Inc.	1,960	98
*	Entegris Inc.	6,799	97
*	GrubHub Inc.	3,657	94
*	NetScout Systems Inc.	3,844	93
*	FireEye Inc.	5,763	92
	Mentor Graphics Corp.	4,247	91
	Intersil Corp. Class A	6,592	89
*	Anixter International Inc.	1,480	89
*	Verint Systems Inc.	2,694	89
	Vishay Intertechnology Inc.	6,851	89
*	MicroStrategy Inc. Class A	470	88
*	Sanmina Corp.	3,210	86
*	CommVault Systems Inc.	1,889	86
*	Polycom Inc.	7,055	85
*	Finisar Corp.	5,030	85
	Tessera Technologies Inc.	2,616	84
*	EchoStar Corp. Class A	2,090	84
	Diebold Inc.	3,147	81
*	LogMeIn Inc.	1,314	81
*	Fleetmatics Group plc	1,968	80
*	Marketo Inc.	2,259	80
	Viavi Solutions Inc.	11,590	79
*	Infinera Corp.	6,036	79
*	NETGEAR Inc.	1,746	79
*	Semtech Corp.	3,237	76
*	Synchronoss Technologies Inc.	2,132	75
*	comScore Inc.	2,304	75
*,^ 3D Systems Corp.		5,552	74
*	Plexus Corp.	1,691	74
*	Rambus Inc.	5,955	72
*	Fabrinet	2,016	72
*	Acxiom Corp.	3,367	71
	Power Integrations Inc.	1,425	71
*	Yelp Inc. Class A	2,713	71
*	Progress Software Corp.	2,679	71
*	BroadSoft Inc.	1,585	69
	CSG Systems International Inc.	1,622	69
*	Rovi Corp.	4,051	68

* NeuStar Inc. Class A	2,860	67
* Ubiquiti Networks Inc.	1,688	67
* Cray Inc.	2,017	67
* Demandware Inc.	1,393	67
* Groupon Inc. Class A	18,782	66
* Paycom Software Inc.	1,641	66
Ebix Inc.	1,461	66
* Luxoft Holding Inc. Class A	1,009	66
* Rogers Corp.	979	65
NIC Inc.	3,270	65
* Syntel Inc.	1,394	64
* Zendesk Inc.	2,618	64
* Infoblox Inc.	3,402	64
Plantronics Inc.	1,436	64
* QLogic Corp.	4,590	64
Lumentum Holdings Inc.	2,480	63
* Cvent Inc.	1,745	62
* iRobot Corp.	1,617	62
* Inphi Corp.	1,991	62
* RingCentral Inc. Class A	3,141	62
* Benchmark Electronics Inc.	2,864	59
* RealPage Inc.	2,718	59
Methode Electronics Inc.	1,955	58
* ScanSource Inc.	1,502	58
* II-VI Inc.	2,786	57
* Insight Enterprises Inc.	2,077	56
Monotype Imaging Holdings Inc.	2,359	56
* DigitalGlobe Inc.	2,688	56
* Ambarella Inc.	1,353	56
Pegasystems Inc.	2,083	55
* Bottomline Technologies de Inc.	2,168	54
* Imperva Inc.	1,411	54
* Knowles Corp.	3,649	53
* Rofin-Sinar Technologies Inc.	1,667	53
* HubSpot Inc.	1,099	52
* Envestnet Inc.	1,528	52
* Qualys Inc.	1,616	50
* Super Micro Computer Inc.	1,911	50
* Gigamon Inc.	1,593	50
* Stratasys Ltd.	2,130	49
* Interactive Intelligence Group Inc.	1,170	48
Brooks Automation Inc.	4,386	48
* M/A-COM Technology Solutions Holdings Inc.	1,319	47
* AVG Technologies NV	2,434	47
* Mercury Systems Inc.	2,173	46
EarthLink Holdings Corp.	7,002	46
* Amkor Technology Inc.	7,108	45
Xura Inc.	1,805	45
* MaxLinear Inc.	2,135	44
* Diodes Inc.	2,289	44
* Veeco Instruments Inc.	2,458	44
* Web.com Group Inc.	2,518	43
CTS Corp.	2,358	42
* SciQuest Inc.	2,332	41
* Virtusa Corp.	1,158	41
* Ixia	3,957	40
ADTRAN Inc.	2,030	39

*	Callidus Software Inc.	2,119	39
	Novanta Inc.	2,504	38
*	Sonus Networks Inc.	4,133	38
	Epiq Systems Inc.	2,480	38
*	DTS Inc.	1,461	38
*	Endurance International Group Holdings Inc.	3,991	38
*	SPS Commerce Inc.	689	38
*	ePlus Inc.	405	35
*	Silver Spring Networks Inc.	2,621	34
*	PDF Solutions Inc.	2,254	33
	ManTech International Corp. Class A	903	32
*	ShoreTel Inc.	4,832	32
*	Xcerra Corp.	4,881	32
*	InvenSense Inc.	5,110	32
*	FormFactor Inc.	4,382	31
	Comtech Telecommunications Corp.	1,353	31
*	Perficient Inc.	1,431	30
*	GoDaddy Inc. Class A	908	30
*	Black Knight Financial Services Inc. Class A	819	29
*	Clearfield Inc.	1,544	28
*	Ultratech Inc.	1,178	27
	AVX Corp.	1,906	26
*	Photronics Inc.	2,717	26
*	Agilysys Inc.	2,206	26
*,^ VirnetX Holding Corp.		5,222	25
*	Lattice Semiconductor Corp.	4,358	25
*	Globant SA	615	25
*	Oclaro Inc.	4,732	24
*	Datalink Corp.	2,937	24
	Atlassian Corp. plc Class A	1,037	23
*	CEVA Inc.	833	23
*	Bankrate Inc.	2,416	22
*	Textura Corp.	837	22
*	NeoPhotonics Corp.	2,346	21
*	Applied Micro Circuits Corp.	3,184	21
*	CalAmp Corp.	1,367	21
	Alarm.com Holdings Inc.	962	20
	Match Group Inc.	1,430	20
*	TTM Technologies Inc.	2,499	20
	Rapid7 Inc.	1,492	19
*	Wix.com Ltd.	691	19
*	Loral Space & Communications Inc.	481	18
*	Rudolph Technologies Inc.	1,212	18
*	VASCO Data Security International Inc.	1,060	18
*	Q2 Holdings Inc.	682	17
*	Inovalon Holdings Inc. Class A	896	17
*	Rubicon Project Inc.	1,116	16
*	Extreme Networks Inc.	4,405	16
*	Nimble Storage Inc.	1,787	16
*	LivePerson Inc.	2,277	16
*	Actua Corp.	1,625	16
*	GTT Communications Inc.	826	15
*	Nanometrics Inc.	825	15
*	TrueCar Inc.	1,993	15
*	Blucora Inc.	1,680	15
*	Unisys Corp.	1,755	15
*	Cascade Microtech Inc.	706	15

* Alpha & Omega Semiconductor Ltd.	1,034	14
Pure Storage Inc. Class A	1,160	14
pdvWireless Inc.	563	14
* Kimball Electronics Inc.	1,198	13
* Five9 Inc.	1,282	13
* Digi International Inc.	1,146	13
* ChannelAdvisor Corp.	1,017	13
* Tangoe Inc.	1,561	12
Park Electrochemical Corp.	747	12
* Vocera Communications Inc.	1,055	12
* KEYW Holding Corp.	1,359	12
Sapiens International Corp. NV	992	12
* Global Eagle Entertainment Inc.	1,608	12
Cohu Inc.	982	12
* Intralinks Holdings Inc.	1,477	12
* DSP Group Inc.	1,087	11
* Calix Inc.	1,683	11
* Axcelis Technologies Inc.	4,206	11
Acacia Research Corp.	2,166	11
* Sigma Designs Inc.	1,542	11
American Software Inc. Class A	1,126	11
PC Connection Inc.	453	10
* Zix Corp.	2,568	10
* Alliance Fiber Optic Products Inc.	547	10
* PROS Holdings Inc.	721	10
Daktronics Inc.	1,262	10
Reis Inc.	429	10
* Glu Mobile Inc.	4,172	10
* Benefitfocus Inc.	271	10
* Lionbridge Technologies Inc.	2,276	10
IXYS Corp.	904	10
American Science & Engineering Inc.	310	10
* RetailMeNot Inc.	1,342	10
* Exar Corp.	1,406	10
* Silicon Graphics International Corp.	1,789	9
* Brightcove Inc.	1,376	9
* OPOWER Inc.	887	9
* Varonis Systems Inc.	366	9
* Sparton Corp.	458	9
* Harmonic Inc.	3,090	9
Bel Fuse Inc. Class B	486	9
* A10 Networks Inc.	1,355	9
* Multi-Fineline Electronix Inc.	390	9
NVE Corp.	152	9
* Ultra Clean Holdings Inc.	1,502	9
* Avid Technology Inc.	1,426	8
Evolent Health Inc. Class A	551	8
* Jive Software Inc.	2,190	8
* Model N Inc.	660	8
* Carbonite Inc.	870	8
Black Box Corp.	635	8
* Bazaarvoice Inc.	2,112	8
* Digimarc Corp.	271	7
* Kopin Corp.	3,252	7
* Immersion Corp.	1,085	7
* Applied Optoelectronics Inc.	651	7
QAD Inc. Class A	362	7

*	KVH Industries Inc.	768	6
*	ARC Document Solutions Inc.	1,444	6
*	TechTarget Inc.	709	6
*	Aerohive Networks Inc.	895	6
*	Telenav Inc.	1,136	5
*	Everyday Health Inc.	770	5
*	Seachange International Inc.	1,526	5
*	Box Inc.	365	5
*	MobileIron Inc.	1,361	4
*	United Online Inc.	401	4
*	EMCORE Corp.	764	4
*	Ciber Inc.	3,376	4
*	New Relic Inc.	136	4
*	Barracuda Networks Inc.	237	4
*	Internap Corp.	1,769	4
*	Marin Software Inc.	1,594	4
*	Limelight Networks Inc.	2,479	4
	MINDBODY Inc. Class A	269	4
	Appfolio Inc.	233	3
*	Rocket Fuel Inc.	1,247	3
	Xactly Corp.	297	3
*	Quantum Corp.	7,387	3
*,^ Violin Memory Inc.		4,513	3
*	Workiva Inc.	184	3
*	RealNetworks Inc.	512	2
*	Hortonworks Inc.	184	2
*	Park City Group Inc.	203	2
*	Imation Corp.	1,035	2
*	Amber Road Inc.	294	2
*	Novatel Wireless Inc.	1,099	2
*	Digital Turbine Inc.	1,360	1
*	Travelzoo Inc.	164	1
*	ModusLink Global Solutions Inc.	810	1
*	Guidance Software Inc.	159	1
	MaxPoint Interactive Inc.	47	—
*	Apigee Corp.	40	—
*	Connecture Inc.	165	—
			167,515
Utilities (5.7%)
	AT&T Inc.	274,904	10,763
	Verizon Communications Inc.	183,823	9,357
	Duke Energy Corp.	31,169	2,438
	NextEra Energy Inc.	20,018	2,405
	Southern Co.	40,937	2,024
	Dominion Resources Inc.	26,749	1,933
	American Electric Power Co. Inc.	22,083	1,429
	Exelon Corp.	41,446	1,420
	PG&E Corp.	21,634	1,300
	Sempra Energy	11,159	1,195
	PPL Corp.	30,113	1,161
	Edison International	14,685	1,052
	Public Service Enterprise Group Inc.	22,800	1,020
	Consolidated Edison Inc.	13,201	967
	Xcel Energy Inc.	22,848	945
	WEC Energy Group Inc.	14,229	856
	Eversource Energy	14,002	774
	DTE Energy Co.	8,083	733

	CenturyLink Inc.	25,409	689
*	Level 3 Communications Inc.	12,750	688
	FirstEnergy Corp.	19,022	624
	Entergy Corp.	8,108	616
	American Water Works Co. Inc.	7,932	588
	Ameren Corp.	10,936	542
*	T-Mobile US Inc.	12,373	529
	CMS Energy Corp.	12,476	522
	SCANA Corp.	6,442	450
	CenterPoint Energy Inc.	19,391	437
	Alliant Energy Corp.	10,205	378
	Pinnacle West Capital Corp.	5,002	368
	AGL Resources Inc.	5,406	356
	Westar Energy Inc. Class A	6,159	347
	AES Corp.	30,894	343
	NiSource Inc.	13,751	328
	UGI Corp.	7,476	321
	Atmos Energy Corp.	4,353	317
	ITC Holdings Corp.	6,824	304
	TECO Energy Inc.	10,263	283
	OGE Energy Corp.	8,833	267
	Frontier Communications Corp.	51,450	266
	Aqua America Inc.	7,998	258
*	Calpine Corp.	16,381	242
	NRG Energy Inc.	13,684	224
	Piedmont Natural Gas Co. Inc.	3,436	206
	National Fuel Gas Co.	3,553	195
	MDU Resources Group Inc.	8,275	189
	Questar Corp.	7,435	187
	Great Plains Energy Inc.	6,410	187
	Vectren Corp.	3,502	174
*	Zayo Group Holdings Inc.	6,012	167
	Portland General Electric Co.	3,988	164
	IDACORP Inc.	2,195	161
	Hawaiian Electric Industries Inc.	4,687	154
	j2 Global Inc.	2,070	139
	ONE Gas Inc.	2,361	139
	Southwest Gas Corp.	1,951	136
	WGL Holdings Inc.	2,076	135
	Black Hills Corp.	2,136	129
	ALLETE Inc.	2,230	129
*,^ Sprint Corp.		33,571	128
	New Jersey Resources Corp.	3,614	127
	Spire Inc.	1,943	124
	PNM Resources Inc.	3,633	119
	Avista Corp.	2,863	115
	NorthWestern Corp.	1,985	115
	Telephone & Data Systems Inc.	3,971	114
	Avangrid Inc.	2,315	97
	South Jersey Industries Inc.	3,353	97
*	Dynegy Inc.	5,037	95
	Cogent Communications Holdings Inc.	2,313	92
	El Paso Electric Co.	2,043	91
	Shenandoah Telecommunications Co.	2,510	80
	Ormat Technologies Inc.	1,831	80
	Northwest Natural Gas Co.	1,387	76
	MGE Energy Inc.	1,489	76

	American States Water Co.			1,893	74
	California Water Service Group			2,481	72
	Empire District Electric Co.			2,124	71
*	Globalstar Inc.			30,621	67
	Consolidated Communications Holdings Inc.			2,622	64
	Otter Tail Corp.			2,075	61
	West Corp.			2,861	60
	NRG Yield Inc.			3,750	58
	Pattern Energy Group Inc. Class A			2,647	58
*	Cincinnati Bell Inc.			13,188	53
	Chesapeake Utilities Corp.			861	50
*	Vonage Holdings Corp.			9,847	45
*	8x8 Inc.			3,417	44
	Unitil Corp.			988	39
	NRG Yield Inc. Class A			2,642	38
*	Talen Energy Corp.			3,238	37
	Abengoa Yield plc			2,051	37
	SJW Corp.			1,057	36
*	General Communication Inc. Class A			2,273	35
*	United States Cellular Corp.			937	35
*	inContact Inc.			2,468	34
	Windstream Holdings Inc.			3,775	32
	Atlantic Tele-Network Inc.			394	29
*	Straight Path Communications Inc. Class B			909	29
*	Iridium Communications Inc.			3,316	29
*	Lumos Networks Corp.			2,226	29
*	Gogo Inc.			2,347	26
	Artesian Resources Corp. Class A			910	26
*	ORBCOMM Inc.			2,634	25
	Inteliquent Inc.			1,333	22
	Middlesex Water Co.			592	22
	Connecticut Water Service Inc.			417	20
	York Water Co.			586	16
	Spok Holdings Inc.			834	15
*	Boingo Wireless Inc.			1,663	12
	Atlantic Power Corp.			4,988	12
*	FairPoint Communications Inc.			768	10
	IDT Corp. Class B			668	10
*	Hawaiian Telcom Holdco Inc.			468	10
	Consolidated Water Co. Ltd.			403	5
*	Pendrell Corp.			8,417	5
	Genie Energy Ltd. Class B			386	3
	Spark Energy Inc. Class A			96	3
*	Intelsat SA			754	2
					57,736
Total Common Stocks (Cost $983,127)					1,007,152
		Coupon
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.2%)
[3,4] Vanguard Market Liquidity Fund		0.523%		22,420,873	22,421

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
5	Federal Home Loan Bank Discount Notes	0.350%	7/8/16	200	200

5 Federal Home Loan Bank Discount Notes	0.346%	7/13/16	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.371%	9/13/16	1,000	999
				1,399
Total Temporary Cash Investments (Cost $23,820)				23,820
Total Investments (102.2%) (Cost $1,006,947)				1,030,972
Other Assets and Liabilities-Net (-2.2%)[4]				(22,027)
Net Assets (100%)				1,008,945

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $996,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,047,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,007,136	—	16
Temporary Cash Investments	22,421	1,399	—
Futures Contracts—Liabilities[1]	(2)	—	—

Russell 3000 Index Fund

Total	1,029,555	1,399	16
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	19	1,990	34

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $1,006,954,000. Net unrealized appreciation of investment securities for tax purposes was $24,018,000, consisting of unrealized gains of $78,367,000 on securities that had risen in value since their purchase and $54,349,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 15, 2016
VANGUARD SCOTTSDALE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.